UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05742
Name of Fund:
BlackRock FundsSM
BlackRock Advantage Emerging Markets Fund
BlackRock Defensive Advantage Emerging Markets Fund
BlackRock Global Equity Market Neutral Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
4/30/2026
Date of reporting period:
10/31/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock Advantage Emerging Markets Fund
Institutional Shares | BLSIX
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$50	0.87%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$55,996,878
Number of Portfolio Holdings	257
Portfolio Turnover Rate	116%
What did the Fund invest in?
(as of October 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	28.3%
Taiwan	19.5%
India	13.3%
South Korea	13.1%
United States	5.3%
Brazil	2.7%
Saudi Arabia	2.4%
South Africa	2.2%
Poland	1.7%
Mexico	1.6%
Other#	9.0%
Other Assets Less Liabilities	0.9%
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Emerging Markets Fund
Institutional Shares | BLSIX
Semi-Annual Shareholder Report — October 31, 2025
BLSIX-10/25-SAR

BlackRock Advantage Emerging Markets Fund
Investor A Shares | BLSAX
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$67	1.17%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$55,996,878
Number of Portfolio Holdings	257
Portfolio Turnover Rate	116%
What did the Fund invest in?
(as of October 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	28.3%
Taiwan	19.5%
India	13.3%
South Korea	13.1%
United States	5.3%
Brazil	2.7%
Saudi Arabia	2.4%
South Africa	2.2%
Poland	1.7%
Mexico	1.6%
Other#	9.0%
Other Assets Less Liabilities	0.9%
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Emerging Markets Fund
Investor A Shares | BLSAX
Semi-Annual Shareholder Report — October 31, 2025
BLSAX-10/25-SAR

BlackRock Advantage Emerging Markets Fund
Investor C Shares | BLSCX
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$109	1.92%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$55,996,878
Number of Portfolio Holdings	257
Portfolio Turnover Rate	116%
What did the Fund invest in?
(as of October 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	28.3%
Taiwan	19.5%
India	13.3%
South Korea	13.1%
United States	5.3%
Brazil	2.7%
Saudi Arabia	2.4%
South Africa	2.2%
Poland	1.7%
Mexico	1.6%
Other#	9.0%
Other Assets Less Liabilities	0.9%
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Emerging Markets Fund
Investor C Shares | BLSCX
Semi-Annual Shareholder Report — October 31, 2025
BLSCX-10/25-SAR

BlackRock Advantage Emerging Markets Fund
Class K Shares | BLSKX
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$47	0.83%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$55,996,878
Number of Portfolio Holdings	257
Portfolio Turnover Rate	116%
What did the Fund invest in?
(as of October 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	28.3%
Taiwan	19.5%
India	13.3%
South Korea	13.1%
United States	5.3%
Brazil	2.7%
Saudi Arabia	2.4%
South Africa	2.2%
Poland	1.7%
Mexico	1.6%
Other#	9.0%
Other Assets Less Liabilities	0.9%
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Emerging Markets Fund
Class K Shares | BLSKX
Semi-Annual Shareholder Report — October 31, 2025
BLSKX-10/25-SAR

BlackRock Defensive Advantage Emerging Markets Fund
Institutional Shares | BIDEX
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Defensive Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$45	0.86%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$12,155,588
Number of Portfolio Holdings	173
Portfolio Turnover Rate	116%
What did the Fund invest in?
(as of October 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	24.0%
India	18.8%
Taiwan	12.2%
Saudi Arabia	7.4%
South Korea	6.3%
United Arab Emirates	5.5%
Malaysia	5.1%
United States	3.5%
Kuwait	3.2%
Qatar	3.1%
Other#	12.0%
Liabilities in Excess of Other Assets	(1.1)%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%
Samsung Electronics Co. Ltd.	1.5%
Etihad Etisalat Co.	1.5%
Tata Consultancy Services Ltd.	1.5%
Ooredoo QPSC	1.5%
ASPEED Technology, Inc.	1.5%
Industrial & Commercial Bank of China Ltd., Class H	1.5%
KT Corp.	1.4%
Bharti Airtel Ltd.	1.4%
Malayan Banking Bhd.	1.4%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Defensive Advantage Emerging Markets Fund
Institutional Shares | BIDEX
Semi-Annual Shareholder Report — October 31, 2025
BIDEX-10/25-SAR

BlackRock Defensive Advantage Emerging Markets Fund
Investor A Shares | BADEX
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Defensive Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$58	1.11%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$12,155,588
Number of Portfolio Holdings	173
Portfolio Turnover Rate	116%
What did the Fund invest in?
(as of October 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	24.0%
India	18.8%
Taiwan	12.2%
Saudi Arabia	7.4%
South Korea	6.3%
United Arab Emirates	5.5%
Malaysia	5.1%
United States	3.5%
Kuwait	3.2%
Qatar	3.1%
Other#	12.0%
Liabilities in Excess of Other Assets	(1.1)%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%
Samsung Electronics Co. Ltd.	1.5%
Etihad Etisalat Co.	1.5%
Tata Consultancy Services Ltd.	1.5%
Ooredoo QPSC	1.5%
ASPEED Technology, Inc.	1.5%
Industrial & Commercial Bank of China Ltd., Class H	1.5%
KT Corp.	1.4%
Bharti Airtel Ltd.	1.4%
Malayan Banking Bhd.	1.4%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Defensive Advantage Emerging Markets Fund
Investor A Shares | BADEX
Semi-Annual Shareholder Report — October 31, 2025
BADEX-10/25-SAR

BlackRock Defensive Advantage Emerging Markets Fund
Class K Shares | BKDEX
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Defensive Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$42	0.81%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$12,155,588
Number of Portfolio Holdings	173
Portfolio Turnover Rate	116%
What did the Fund invest in?
(as of October 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	24.0%
India	18.8%
Taiwan	12.2%
Saudi Arabia	7.4%
South Korea	6.3%
United Arab Emirates	5.5%
Malaysia	5.1%
United States	3.5%
Kuwait	3.2%
Qatar	3.1%
Other#	12.0%
Liabilities in Excess of Other Assets	(1.1)%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%
Samsung Electronics Co. Ltd.	1.5%
Etihad Etisalat Co.	1.5%
Tata Consultancy Services Ltd.	1.5%
Ooredoo QPSC	1.5%
ASPEED Technology, Inc.	1.5%
Industrial & Commercial Bank of China Ltd., Class H	1.5%
KT Corp.	1.4%
Bharti Airtel Ltd.	1.4%
Malayan Banking Bhd.	1.4%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Defensive Advantage Emerging Markets Fund
Class K Shares | BKDEX
Semi-Annual Shareholder Report — October 31, 2025
BKDEX-10/25-SAR

BlackRock Global Equity Market Neutral Fund
Institutional Shares | BDMIX
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Global Equity Market Neutral Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$69	1.34%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$7,239,483,717
Number of Portfolio Holdings	6,364
Portfolio Turnover Rate	68%
What did the Fund invest in?
(as of October 31, 2025)
Geographic allocation
	Percent of Total Investments(a)
Country/Geographic Region	Long	Short	Total
United States	19.4%	18.4%	37.8%
Japan	11.2%	11.1%	22.3%
United Kingdom	3.4%	2.6%	6.0%
Canada	2.7%	2.7%	5.4%
Australia	2.2%	2.3%	4.5%
France	2.0%	1.6%	3.6%
Germany	1.7%	1.5%	3.2%
Switzerland	1.1%	1.3%	2.4%
Italy	1.5%	0.7%	2.2%
Netherlands	0.5%	1.4%	1.9%
Other#	4.6%	6.1%	10.7%
	50.3	49.7	100.0
(a)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Global Equity Market Neutral Fund
Institutional Shares | BDMIX
Semi-Annual Shareholder Report — October 31, 2025
BDMIX-10/25-SAR

BlackRock Global Equity Market Neutral Fund
Investor A Shares | BDMAX
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Global Equity Market Neutral Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$82	1.59%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$7,239,483,717
Number of Portfolio Holdings	6,364
Portfolio Turnover Rate	68%
What did the Fund invest in?
(as of October 31, 2025)
Geographic allocation
	Percent of Total Investments(a)
Country/Geographic Region	Long	Short	Total
United States	19.4%	18.4%	37.8%
Japan	11.2%	11.1%	22.3%
United Kingdom	3.4%	2.6%	6.0%
Canada	2.7%	2.7%	5.4%
Australia	2.2%	2.3%	4.5%
France	2.0%	1.6%	3.6%
Germany	1.7%	1.5%	3.2%
Switzerland	1.1%	1.3%	2.4%
Italy	1.5%	0.7%	2.2%
Netherlands	0.5%	1.4%	1.9%
Other#	4.6%	6.1%	10.7%
	50.3	49.7	100.0
(a)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Global Equity Market Neutral Fund
Investor A Shares | BDMAX
Semi-Annual Shareholder Report — October 31, 2025
BDMAX-10/25-SAR

BlackRock Global Equity Market Neutral Fund
Investor C Shares | BDMCX
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Global Equity Market Neutral Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$119	2.31%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$7,239,483,717
Number of Portfolio Holdings	6,364
Portfolio Turnover Rate	68%
What did the Fund invest in?
(as of October 31, 2025)
Geographic allocation
	Percent of Total Investments(a)
Country/Geographic Region	Long	Short	Total
United States	19.4%	18.4%	37.8%
Japan	11.2%	11.1%	22.3%
United Kingdom	3.4%	2.6%	6.0%
Canada	2.7%	2.7%	5.4%
Australia	2.2%	2.3%	4.5%
France	2.0%	1.6%	3.6%
Germany	1.7%	1.5%	3.2%
Switzerland	1.1%	1.3%	2.4%
Italy	1.5%	0.7%	2.2%
Netherlands	0.5%	1.4%	1.9%
Other#	4.6%	6.1%	10.7%
	50.3	49.7	100.0
(a)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Global Equity Market Neutral Fund
Investor C Shares | BDMCX
Semi-Annual Shareholder Report — October 31, 2025
BDMCX-10/25-SAR

BlackRock Global Equity Market Neutral Fund
Class K Shares | BGCKX
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Global Equity Market Neutral Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$65	1.26%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$7,239,483,717
Number of Portfolio Holdings	6,364
Portfolio Turnover Rate	68%
What did the Fund invest in?
(as of October 31, 2025)
Geographic allocation
	Percent of Total Investments(a)
Country/Geographic Region	Long	Short	Total
United States	19.4%	18.4%	37.8%
Japan	11.2%	11.1%	22.3%
United Kingdom	3.4%	2.6%	6.0%
Canada	2.7%	2.7%	5.4%
Australia	2.2%	2.3%	4.5%
France	2.0%	1.6%	3.6%
Germany	1.7%	1.5%	3.2%
Switzerland	1.1%	1.3%	2.4%
Italy	1.5%	0.7%	2.2%
Netherlands	0.5%	1.4%	1.9%
Other#	4.6%	6.1%	10.7%
	50.3	49.7	100.0
(a)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Global Equity Market Neutral Fund
Class K Shares | BGCKX
Semi-Annual Shareholder Report — October 31, 2025
BGCKX-10/25-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

October 31, 2025
2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock FundsSM
• BlackRock Defensive Advantage Emerging Markets Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents
2

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
BlackRock Defensive Advantage Emerging Markets Fund
Derivative Financial Instruments
3

Schedule of Investments (unaudited)
October 31, 2025
BlackRock Defensive Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 1.1%
CPFL Energia SA	1,399	$ 10,817
Telefonica Brasil SA	19,800	117,918
		128,735
Chile — 0.9%
Banco de Chile, ADR	3,240	113,108
China — 24.0%
Agricultural Bank of China Ltd., Class H	167,000	127,400
APT Medical, Inc.	929	36,007
Bank of China Ltd., Class H	308,000	174,403
Baoshan Iron & Steel Co. Ltd., Class A	20,300	21,010
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	40,800	29,709
BOE Technology Group Co. Ltd., Class A	154,600	88,123
China Construction Bank Corp., Class A	13,500	17,312
China Construction Bank Corp., Class H	42,000	41,582
China Petroleum & Chemical Corp., Class A	48,900	37,561
China Petroleum & Chemical Corp., Class H	132,000	70,211
China Yangtze Power Co. Ltd., Class A	25,000	98,626
Chow Tai Fook Jewellery Group Ltd.	20,400	39,927
ENN Energy Holdings Ltd.	7,600	66,221
Fuyao Glass Industry Group Co. Ltd., Class A	8,700	82,436
Great Wall Motor Co. Ltd., Class A	2,500	7,998
Guangdong Investment Ltd.	72,000	68,399
Guangzhou Automobile Group Co. Ltd., Class H	30,000	12,579
Henan Shuanghui Investment & Development Co. Ltd., Class A	22,300	80,577
Hengan International Group Co. Ltd.	30,000	105,069
Huadian Power International Corp. Ltd., Class H	148,000	87,246
Industrial & Commercial Bank of China Ltd., Class H	228,000	176,654
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	15,500	59,671
Innovent Biologics, Inc.(a)(b)	4,500	50,479
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	11,000	98,955
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	3,800	19,216
Muyuan Foods Co. Ltd., Class A	11,100	78,442
NARI Technology Co. Ltd., Class A	8,400	28,581
NAURA Technology Group Co. Ltd., Class A	1,200	68,559
OmniVision Integrated Circuits Group, Inc., Class A	1,400	25,686
PetroChina Co. Ltd., Class H	34,000	35,146
Ping An Insurance Group Co. of China Ltd., Class A	1,600	12,993
SAIC Motor Corp. Ltd., Class A	8,800	20,560
SF Holding Co. Ltd., Class A	1,688	9,555
SF Holding Co. Ltd., Class H	5,800	26,912
Shanghai United Imaging Healthcare Co. Ltd., Class A	2,055	40,348
Shenzhen Goodix Technology Co. Ltd., Class A	2,600	30,007
Shenzhen Transsion Holdings Co. Ltd., Class A	3,052	32,669
Sino Biopharmaceutical Ltd.	39,000	35,526
Tencent Holdings Ltd.	1,800	146,210
Tingyi Cayman Islands Holding Corp.	124,000	170,132
Tsingtao Brewery Co. Ltd., Class H	10,000	67,585
Uni-President China Holdings Ltd.	155,000	167,755
Yunnan Baiyao Group Co. Ltd., Class A	20,063	159,608
Zijin Mining Group Co. Ltd., Class A	8,000	34,181
Zijin Mining Group Co. Ltd., Class H	6,000	24,822
		2,912,648
Greece — 1.3%
OPAP SA, Class R	7,601	157,265
Security	Shares	Value
Hungary — 0.9%
OTP Bank Nyrt	1,177	$ 112,351
India — 18.8%
Apollo Hospitals Enterprise Ltd.	1,257	108,783
Bharti Airtel Ltd.	7,570	175,292
Bosch Ltd., Class A	33	13,828
Britannia Industries Ltd.	153	10,059
Cipla Ltd./India	956	16,166
City Union Bank Ltd.	6,455	16,629
Colgate-Palmolive India Ltd.	211	5,330
Dalmia Bharat Ltd.	540	12,737
Dr. Lal PathLabs Ltd.(b)	1,786	63,078
Eicher Motors Ltd.	257	20,268
Fortis Healthcare Ltd.	7,155	82,407
Global Health Ltd.	930	13,715
HCL Technologies Ltd.	7,308	126,802
HDFC Bank Ltd.	3,214	35,736
Hindustan Unilever Ltd.	1,935	53,739
ICICI Bank Ltd.	1,210	18,335
ICICI Bank Ltd., ADR	2,306	69,872
IndiaMart InterMesh Ltd.(b)	148	4,103
Infosys Ltd.	2,879	47,970
Infosys Ltd., ADR(c)	7,783	128,964
ITC Ltd.	23,510	111,285
JK Cement Ltd.	222	15,532
Larsen & Toubro Ltd.	1,505	68,289
Larsen & Toubro Ltd., GDR, Registered Shares(d)	150	6,763
LTIMindtree Ltd.(b)	1,478	94,543
Lupin Ltd.	2,683	59,395
Marico Ltd.	10,897	88,333
Maruti Suzuki India Ltd.	342	62,284
Nestle India Ltd.	2,103	30,141
Persistent Systems Ltd.	525	34,938
Petronet LNG Ltd.	17,881	56,619
Power Grid Corp. of India Ltd.	8,078	26,209
PVR Inox Ltd.(a)	490	6,655
Radico Khaitan Ltd.	606	21,362
Ramco Cements Ltd.	1,000	11,746
Shree Cement Ltd.	258	82,215
Sun Pharmaceutical Industries Ltd.	2,931	55,873
Tata Consultancy Services Ltd.	5,171	177,969
Tech Mahindra Ltd.	5,961	95,548
Titan Co. Ltd.	238	10,043
Torrent Pharmaceuticals Ltd.	1,452	58,230
Wipro Ltd.	22,318	60,441
Wipro Ltd., ADR	4,847	12,748
Zydus Lifesciences Ltd.	805	8,843
		2,279,817
Indonesia — 0.4%
Bank Central Asia Tbk PT	92,500	47,359
Kuwait — 3.2%
Boubyan Bank KSCP	57,867	135,070
Kuwait Finance House KSCP	27,205	71,216
Mobile Telecommunications Co. KSCP	21,635	37,390
National Bank of Kuwait SAKP	41,905	143,514
		387,190
Malaysia — 5.1%
99 Speed Mart Retail Holdings Bhd	59,600	44,499
Hong Leong Bank Bhd.	3,900	19,138
Malayan Banking Bhd.	74,100	174,637
4
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Defensive Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Malaysia (continued)
Maxis Bhd.	47,300	$ 42,922
MISC Bhd.	64,800	120,510
Nestle Malaysia Bhd.	1,500	40,468
Petronas Dagangan Bhd.	9,100	49,272
Tenaga Nasional Bhd.	42,400	134,334
		625,780
Mexico — 1.0%
America Movil SAB de CV, Series B	56,563	64,514
Wal-Mart de Mexico SAB de CV	15,661	51,775
		116,289
Peru — 1.9%
Credicorp Ltd.	645	168,345
Intercorp Financial Services, Inc.	1,599	68,805
		237,150
Philippines — 1.2%
Bank of the Philippine Islands	14,180	25,396
International Container Terminal Services, Inc.	13,480	121,582
		146,978
Poland — 1.0%
ORLEN SA	4,633	125,572
Qatar — 3.1%
Barwa Real Estate Co.	33,136	23,903
Ooredoo QPSC	47,855	177,892
Qatar International Islamic Bank QSC	9,486	29,006
Qatar Islamic Bank QPSC	13,408	90,291
Qatar National Bank QPSC	11,310	57,458
		378,550
Russia — 0.0%
Alrosa PJSC(a)(e)	37,207	5
Saudi Arabia — 7.4%
Al Rajhi Bank	3,912	110,569
Aldrees Petroleum and Transport Services Co.	107	4,379
Arabian Internet & Communications Services Co.	1,327	89,125
Etihad Etisalat Co.	10,131	182,778
Jarir Marketing Co.	6,959	26,356
Mobile Telecommunications Co. Saudi Arabia	45,700	139,859
Mouwasat Medical Services Co.	1,237	25,355
Nahdi Medical Co.	4,892	151,441
Saudi Arabian Oil Co.(b)	2,240	15,477
Saudi National Bank	9,079	96,606
Saudi Telecom Co.	4,538	54,668
		896,613
South Korea — 6.3%
CJ ENM Co. Ltd.(a)	229	11,260
E-MART, Inc.	265	13,423
Hyundai Glovis Co. Ltd.	396	52,337
Korea Electric Power Corp.	1,120	33,526
KT Corp., ADR	9,471	175,687
KT&G Corp.	548	51,573
LG Uplus Corp.	2,953	31,587
Samsung Biologics Co. Ltd.(a)(b)	17	14,534
Samsung E&A Co. Ltd.	4,288	77,957
Samsung Electronics Co. Ltd.	2,496	187,889
SK Hynix, Inc.	176	68,481
SK Telecom Co. Ltd.	1,423	52,099
		770,353
Taiwan — 12.2%
Advantech Co. Ltd.	3,000	30,472
Security	Shares	Value
Taiwan (continued)
Arcadyan Technology Corp.	23,000	$ 150,308
ASPEED Technology, Inc.	1,000	177,343
Chunghwa Telecom Co. Ltd.	40,000	170,438
Chunghwa Telecom Co. Ltd., ADR	129	5,493
Delta Electronics, Inc.	5,000	160,819
E.Sun Financial Holding Co. Ltd.	153,620	148,389
Far EasTone Telecommunications Co. Ltd.	23,000	69,072
First Financial Holding Co. Ltd.	115,000	106,669
Formosa Petrochemical Corp.	10,000	14,540
Getac Holdings Corp.	7,000	31,357
Hon Hai Precision Industry Co. Ltd.	2,000	16,635
Nanya Technology Corp.(a)	18,000	76,869
Taiwan High Speed Rail Corp.	130,000	115,549
Taiwan Semiconductor Manufacturing Co. Ltd.	4,000	193,439
Tripod Technology Corp.	2,000	22,118
		1,489,510
Thailand — 0.9%
Advanced Info Service PCL, NVDR	11,300	105,555
Turkey — 1.4%
Aselsan Elektronik Sanayi Ve Ticaret AS, Class A	12,094	58,469
Turk Telekomunikasyon A/S, Class A(a)	27,559	33,410
Turkcell Iletisim Hizmetleri A/S, Class A	7,844	18,572
Turkiye Petrol Rafinerileri A/S, Class A	11,768	55,239
		165,690
United Arab Emirates — 5.5%
Abu Dhabi Islamic Bank PJSC	19,078	109,625
Abu Dhabi National Oil Co. for Distribution PJSC	103,124	100,795
Dubai Electricity & Water Authority PJSC	228,415	172,811
Emirates Telecommunications Group Co. PJSC	32,285	170,458
First Abu Dhabi Bank PJSC	24,323	115,461
		669,150
United States — 0.2%
BeOne Medicines Ltd., Class H(a)	900	21,638
Total Long-Term Investments — 97.8% (Cost: $11,097,134)		11,887,306
Short-Term Securities
Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(f)(g)(h)	130,834	130,899
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.94%(f)(g)	270,410	270,410
Total Short-Term Securities — 3.3% (Cost: $401,309)		401,309
Total Investments — 101.1% (Cost: $11,498,443)		12,288,615
Liabilities in Excess of Other Assets — (1.1)%		(133,027)
Net Assets — 100.0%		$ 12,155,588

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Schedule of Investments
5

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Defensive Advantage Emerging Markets Fund

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 63,897	$ 67,002 (a)	$ —	$ —	$ —	$ 130,899	130,834	$ 1,733 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	217,418	52,992 (a)	—	—	—	270,410	270,410	5,600	—
				$ —	$ —	$ 401,309		$ 7,333	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	2	12/19/25	$ 141	$ 1,780
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 1,780	$ —	$ —	$ —	$ 1,780

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 35,432	$ —	$ —	$ —	$ 35,432
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 2,850	$ —	$ —	$ —	$ 2,850
6
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Defensive Advantage Emerging Markets Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$163,253
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$ 128,735	$ —	$ —	$ 128,735
Chile	113,108	—	—	113,108
China	167,755	2,744,893	—	2,912,648
Greece	157,265	—	—	157,265
Hungary	—	112,351	—	112,351
India	221,643	2,058,174	—	2,279,817
Indonesia	—	47,359	—	47,359
Kuwait	206,286	180,904	—	387,190
Malaysia	—	625,780	—	625,780
Mexico	116,289	—	—	116,289
Peru	237,150	—	—	237,150
Philippines	25,396	121,582	—	146,978
Poland	—	125,572	—	125,572
Qatar	177,892	200,658	—	378,550
Russia	—	—	5	5
Saudi Arabia	—	896,613	—	896,613
South Korea	207,274	563,079	—	770,353
Taiwan	5,493	1,484,017	—	1,489,510
Thailand	—	105,555	—	105,555
Turkey	—	165,690	—	165,690
United Arab Emirates	100,795	568,355	—	669,150
United States	—	21,638	—	21,638
Short-Term Securities
Money Market Funds	401,309	—	—	401,309
	$ 2,266,390	$ 10,022,220	$ 5	$ 12,288,615
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,780	$ —	$ —	$ 1,780

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
7

Statement of Assets and Liabilities (unaudited)
October 31, 2025

BlackRock Defensive Advantage Emerging Markets Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 11,887,306
Investments, at value — affiliated(c)	401,309
Cash pledged for futures contracts	5,000
Foreign currency, at value(d)	29,922
Receivables:
Investments sold	28
Securities lending income — affiliated	917
Capital shares sold	75
Dividends — unaffiliated	5,429
Dividends — affiliated	745
From the Manager	15,976
Prepaid expenses	22,751
Total assets	12,369,458
LIABILITIES
Collateral on securities loaned	130,900
Payables:
Accounting services fees	5,155
Administration fees	14
Custodian fees	32,479
Deferred foreign capital gain tax	15,300
Foreign taxes	7
Trustees’ and Officer’s fees	2,559
Other accrued expenses	2,982
Printing and postage fees	23,184
Service fees	69
Transfer agent fees	897
Variation margin on futures contracts	324
Total liabilities	213,870
Commitments and contingent liabilities
NET ASSETS	$ 12,155,588
NET ASSETS CONSIST OF
Paid-in capital	$ 10,646,453
Accumulated earnings	1,509,135
NET ASSETS	$ 12,155,588
(a) Investments, at cost—unaffiliated	$11,097,134
(b) Securities loaned, at value	$127,589
(c) Investments, at cost—affiliated	$401,309
(d) Foreign currency, at cost	$29,931
8
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited) (continued)
October 31, 2025

BlackRock Defensive Advantage Emerging Markets Fund
NET ASSET VALUE
Institutional
Net assets	$ 122,190
Shares outstanding	10,728
Net asset value	$ 11.39
Shares authorized	Unlimited
Par value	$0.001
Investor A
Net assets	$ 326,780
Shares outstanding	28,740
Net asset value	$ 11.37
Shares authorized	Unlimited
Par value	$0.001
Class K
Net assets	$ 11,706,618
Shares outstanding	1,027,531
Net asset value	$ 11.39
Shares authorized	Unlimited
Par value	$0.001
See notes to financial statements.
Statement of Assets and Liabilities
9

Statement of Operations (unaudited)
Six Months Ended October 31, 2025

BlackRock Defensive Advantage Emerging Markets Fund
INVESTMENT INCOME
Dividends — unaffiliated	$230,865
Dividends — affiliated	5,600
Interest — unaffiliated	176
Securities lending income — affiliated — net	1,733
Foreign taxes withheld	(22,973)
Total investment income	215,401
EXPENSES
Professional	59,389
Custodian	55,357
Investment advisory	47,248
Registration	29,353
Printing and postage	19,604
Accounting services	7,912
Trustees and Officer	3,527
Administration	2,510
Administration — class specific	1,181
Transfer agent — class specific	620
Service — class specific	399
Miscellaneous	8,665
Total expenses	235,765
Less:
Administration fees waived	(2,510)
Administration fees waived by the Manager — class specific	(1,150)
Fees waived and/or reimbursed by the Manager	(183,260)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(440)
Total expenses after fees waived and/or reimbursed	48,405
Net investment income	166,996
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	629,525
Foreign currency transactions	(15,608)
Futures contracts	35,432
649,349
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	40,369
Foreign currency translations	(193)
Futures contracts	2,850
43,026
Net realized and unrealized gain	692,375
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$859,371
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(30,617)
(b) Net of reduction in deferred foreign capital gain tax of	$19,959
See notes to financial statements.
10
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock Defensive Advantage Emerging Markets Fund
	Six Months Ended 10/31/25 (unaudited)	Year Ended 04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$166,996	$277,642
Net realized gain	649,349	513,921
Net change in unrealized appreciation (depreciation)	43,026	488,743
Net increase in net assets resulting from operations	859,371	1,280,306
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(850)	(2,776)
Investor A	(2,052)	(5,891)
Class K	(82,039)	(266,951)
Decrease in net assets resulting from distributions to shareholders	(84,941)	(275,618)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	150,805	(12,303)
NET ASSETS
Total increase in net assets	925,235	992,385
Beginning of period	11,230,353	10,237,968
End of period	$12,155,588	$11,230,353

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
11

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Defensive Advantage Emerging Markets Fund
	Institutional
	Six Months Ended 10/31/25 (unaudited)	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Period from 12/21/20(a) to 04/30/21

Net asset value, beginning of period	$10.66	$9.70	$9.23	$9.42	$10.81	$10.00
Net investment income(b)	0.16	0.26	0.23	0.29	0.19	0.02
Net realized and unrealized gain (loss)	0.65	0.96	0.44	(0.25)	(0.80)	0.79
Net increase (decrease) from investment operations	0.81	1.22	0.67	0.04	(0.61)	0.81
Distributions(c)
From net investment income	(0.08)	(0.26)	(0.20)	(0.23)	(0.21)	(0.00)(d)
From net realized gain	—	—	—	—	(0.57)	—
Total distributions	(0.08)	(0.26)	(0.20)	(0.23)	(0.78)	(0.00)
Net asset value, end of period	$11.39	$10.66	$9.70	$9.23	$9.42	$10.81
Total Return(e)
Based on net asset value	7.61%(f)	12.68%	7.43%	0.60%	(6.10)%	8.14%(f)
Ratios to Average Net Assets(g)
Total expenses	4.07%(h)	4.30%	3.59%	3.75%	3.81%	3.18%(h)(i)
Total expenses after fees waived and/or reimbursed	0.86%(h)	0.86%	0.85%	0.85%	0.81%	0.81%(h)
Net investment income	2.79%(h)	2.54%	2.50%	3.23%	1.87%	0.52%(h)
Supplemental Data
Net assets, end of period (000)	$122	$115	$104	$97	$97	$108
Portfolio turnover rate	116%	218%	191%	204%	211%	64%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit, printing, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.74%.
See notes to financial statements.
12
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Defensive Advantage Emerging Markets Fund (continued)
	Investor A
	Six Months Ended 10/31/25 (unaudited)	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Period from 12/21/20(a) to 04/30/21

Net asset value, beginning of period	$10.64	$9.69	$9.22	$9.41	$10.81	$10.00
Net investment income(b)	0.14	0.24	0.21	0.26	0.17	0.01
Net realized and unrealized gain (loss)	0.66	0.94	0.44	(0.24)	(0.82)	0.80
Net increase (decrease) from investment operations	0.80	1.18	0.65	0.02	(0.65)	0.81
Distributions(c)
From net investment income	(0.07)	(0.23)	(0.18)	(0.21)	(0.18)	(0.00)(d)
From net realized gain	—	—	—	—	(0.57)	—
Total distributions	(0.07)	(0.23)	(0.18)	(0.21)	(0.75)	(0.00)
Net asset value, end of period	$11.37	$10.64	$9.69	$9.22	$9.41	$10.81
Total Return(e)
Based on net asset value	7.45%(f)	12.30%	7.19%	0.35%	(6.43)%	8.14%(f)
Ratios to Average Net Assets(g)
Total expenses	4.41%(h)	4.65%	3.86%	4.03%	4.11%	3.43%(h)(i)
Total expenses after fees waived and/or reimbursed	1.11%(h)	1.11%	1.11%	1.11%	1.06%	1.06%(h)
Net investment income	2.53%(h)	2.36%	2.27%	2.99%	1.62%	0.27%(h)
Supplemental Data
Net assets, end of period (000)	$327	$294	$298	$105	$97	$108
Portfolio turnover rate	116%	218%	191%	204%	211%	64%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit, printing, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.99%.
See notes to financial statements.
Financial Highlights
13

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Defensive Advantage Emerging Markets Fund (continued)
	Class K
	Six Months Ended 10/31/25 (unaudited)	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Period from 12/21/20(a) to 04/30/21

Net asset value, beginning of period	$10.66	$9.70	$9.23	$9.42	$10.81	$10.00
Net investment income(b)	0.16	0.26	0.24	0.29	0.19	0.02
Net realized and unrealized gain (loss)	0.65	0.96	0.44	(0.25)	(0.80)	0.79
Net increase (decrease) from investment operations	0.81	1.22	0.68	0.04	(0.61)	0.81
Distributions(c)
From net investment income	(0.08)	(0.26)	(0.21)	(0.23)	(0.21)	(0.00)(d)
From net realized gain	—	—	—	—	(0.57)	—
Total distributions	(0.08)	(0.26)	(0.21)	(0.23)	(0.78)	(0.00)
Net asset value, end of period	$11.39	$10.66	$9.70	$9.23	$9.42	$10.81
Total Return(e)
Based on net asset value	7.63%(f)	12.74%	7.48%	0.60%	(6.10)%	8.14%(f)
Ratios to Average Net Assets(g)
Total expenses	3.98%(h)	4.21%	3.53%	3.66%	3.75%	2.84%(h)(i)
Total expenses after fees waived and/or reimbursed	0.81%(h)	0.81%	0.81%	0.81%	0.81%	0.81%(h)
Net investment income	2.84%(h)	2.59%	2.53%	3.27%	1.87%	0.52%(h)
Supplemental Data
Net assets, end of period (000)	$11,707	$10,822	$9,836	$9,358	$9,535	$10,598
Portfolio turnover rate	116%	218%	191%	204%	211%	64%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit, printing, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.40%.
See notes to financial statements.
14
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Massachusetts business trust.  BlackRock Defensive Advantage Emerging Markets Fund (the “Fund”) is a series of the Trust.  The Fund is classified as a diversified fund under the 1940 Act.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
Investor A Shares	Yes	No(a)	None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2025, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Notes to Financial Statements
15

Notes to Financial Statements (unaudited) (continued)

Distributions:  Distributions paid by the Fund are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Fund (the “Board”) has approved the designation of the Fund’s Manager  as the valuation designee for the Fund.  The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
16
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Notes to Financial Statements
17

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
BlackRock Defensive Advantage Emerging Markets Fund
J.P. Morgan Securities LLC	$ 127,589	$ (127,589)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.80%
$1 billion – $3 billion	0.75
$3 billion – $5 billion	0.72
$5 billion – $10 billion	0.70
Greater than $10 billion	0.68
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Service Fees
Investor A	0.25%
18
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended October 31, 2025, the following table shows the class specific service fees borne directly by each share class of the Fund:
Fund Name	Investor A
BlackRock Defensive Advantage Emerging Markets Fund	$ 399
Administration:  The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended October 31, 2025, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Fund Name	Institutional	Investor A	Class K	Total
BlackRock Defensive Advantage Emerging Markets Fund	$ 12	$ 32	$ 1,137	$ 1,181
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended October 31, 2025, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended October 31, 2025, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
	Institutional	Investor A	Class K	Total
Reimbursed amounts	$ 15	$ 54	$ 6	$ 75
For the six months ended October 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Fund Name	Institutional	Investor A	Class K	Total
BlackRock Defensive Advantage Emerging Markets Fund	$ 57	$ 301	$ 262	$ 620
Other Fees:  For the six months ended October 31, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $1.
Expense Limitations, Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended October 31, 2025, the amount waived was $101.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.  For the six months ended October 31, 2025, there were no fees waived by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Share Class	Expense Limitation
Institutional	0.86%
Notes to Financial Statements
19

Notes to Financial Statements (unaudited) (continued)

Share Class	Expense Limitation
Investor A	1.11%
Class K	0.81
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.  For the six months ended October 31, 2025, amounts included in the Statement of Operations were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
BlackRock Defensive Advantage Emerging Markets Fund	$ 183,159

Fund Name	Administration Fees Waived
BlackRock Defensive Advantage Emerging Markets Fund	$ 2,510
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific, transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the six months ended October 31, 2025, class specific expense waivers and/or reimbursements were as follows:
	Institutional	Investor A	Class K	Total
Administration fees waived by the Manager — class specific	$ 12	$ 32	$ 1,106	$ 1,150

	Institutional	Investor A	Class K	Total
Transfer agent fees waived and/or reimbursed by the Manager — class specific	$ 25	$ 218	$ 197	$ 440
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and  any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended October 31, 2025, the Fund paid BIM $357 for securities lending agent services.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
7.
 PURCHASES AND SALES
For the six months ended October 31, 2025, purchases and sales of investments, excluding short-term securities, were $13,336,724 and $13,162,914, respectively.
20
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

8.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of April 30, 2025, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards(a)
BlackRock Defensive Advantage Emerging Markets Fund	$ (34,015)

(a)	Amounts available to offset future realized capital gains.
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlackRock Defensive Advantage Emerging Markets Fund	$ 11,549,329	$ 1,049,675	$ (308,609)	$ 741,066
9.
BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended October 31, 2025, the Fund did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements  and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Notes to Financial Statements
21

Notes to Financial Statements (unaudited) (continued)

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be  more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund’s investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
22
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 10/31/25		Year Ended 04/30/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
BlackRock Defensive Advantage Emerging Markets Fund
Institutional
Shares sold	—	$ —	39	$ 410
Shares issued in reinvestment of distributions	2	31	11	107
Shares redeemed	(39)	(430)	(1)	(7)
	(37)	$ (399)	49	$ 510
Investor A
Shares sold	3,508	$ 38,879	2,069	$ 21,438
Shares issued in reinvestment of distributions	118	1,315	342	3,504
Shares redeemed	(2,508)	(28,060)	(5,561)	(55,616)
	1,118	$ 12,134	(3,150)	$ (30,674)
Class K
Shares sold	14,971	$ 168,853	1,828	$ 18,820
Shares issued in reinvestment of distributions	2	20	28	292
Shares redeemed	(2,681)	(29,803)	(126)	(1,251)
	12,292	$ 139,070	1,730	$ 17,861
	13,373	$ 150,805	(1,371)	$ (12,303)
As of October 31, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
Fund Name	Institutional	Investor A	Class K
BlackRock Defensive Advantage Emerging Markets Fund	10,330	10,312	1,012,325
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
23

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
24
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information
25

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board”, the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 22, 2025 (the “April Meeting”) and May 20-21, 2025 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Defensive Advantage Emerging Markets Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”) with respect to the Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock”. The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more
26
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisor with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss the performance of the Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-year, three-year and since-inception periods reported, the Fund ranked in the first quartile against its Performance Peers.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
27

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2026, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
28
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
Glossary of Terms Used in these Financial Statements
29

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

October 31, 2025
2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock FundsSM
• BlackRock Advantage Emerging Markets Fund
• BlackRock Global Equity Market Neutral Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Derivative Financial Instruments

Schedule of Investments (unaudited)
October 31, 2025
BlackRock Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 1.6%
Cogna Educacao SA	127,385	$ 88,555
Lojas Renner SA	138,037	380,760
NU Holdings Ltd./Cayman Islands, Class A(a)	19,076	307,314
Sendas Distribuidora SA	32,701	52,273
Vale SA	990	12,009
YDUQS Participacoes SA	25,958	68,563
		909,474
Chile — 0.6%
Banco de Chile	513,240	90,069
Banco de Chile, ADR	2,068	72,194
Falabella SA	28,413	178,307
		340,570
China — 28.3%
Agricultural Bank of China Ltd., Class H	234,000	178,513
Alibaba Group Holding Ltd.	85,920	1,828,269
Bank of China Ltd., Class H	818,000	463,187
Baoshan Iron & Steel Co. Ltd., Class A	307,600	318,354
Bilibili, Inc., Class Z(a)	1,200	36,244
BOE Technology Group Co. Ltd., Class A	472,800	269,498
BYD Co. Ltd., Class H	11,200	144,704
China Construction Bank Corp., Class H	493,000	488,090
China International Capital Corp. Ltd., Class A	39,900	206,450
China Life Insurance Co. Ltd., Class H	90,000	283,814
China Overseas Land & Investment Ltd.	20,000	33,564
China State Construction Engineering Corp. Ltd., Class A	12,900	9,833
Chow Tai Fook Jewellery Group Ltd.	9,400	18,398
CITIC Ltd.	127,000	196,295
CITIC Securities Co. Ltd., Class A	29,000	119,694
CMOC Group Ltd., Class H	27,000	58,454
Contemporary Amperex Technology Co. Ltd., Class A	1,300	70,976
Contemporary Amperex Technology Co. Ltd., Class H	3,500	250,467
Country Garden Services Holdings Co. Ltd.	24,000	19,083
CRRC Corp. Ltd., Class H	21,000	15,935
Fufeng Group Ltd.	74,000	76,601
Fuyao Glass Industry Group Co. Ltd., Class A	26,900	254,887
Geely Automobile Holdings Ltd.	23,000	54,563
Haier Smart Home Co. Ltd., Class H	26,800	87,151
Industrial & Commercial Bank of China Ltd., Class H	540,000	418,391
Industrial Bank Co. Ltd., Class A	14,100	40,061
InnoCare Pharma Ltd., Class H(a)(b)	11,000	20,165
Innovent Biologics, Inc.(a)(b)	26,000	291,657
JD.com, Inc., Class A	17,760	293,217
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	27,100	243,788
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H(a)	4,800	46,521
KE Holdings, Inc., Class A	10,999	62,383
Keymed Biosciences, Inc.(a)(b)	10,000	77,436
Kuaishou Technology(b)	19,000	176,402
Meituan, Class B(a)(b)	32,680	430,159
Midea Group Co. Ltd., Class A	26,100	279,962
NetEase, Inc.	10,770	302,214
New Oriental Education & Technology Group, Inc.(a)	6,300	37,672
PDD Holdings, Inc., ADR(a)	2,876	387,886
PetroChina Co. Ltd., Class H	121,700	125,804
PICC Property & Casualty Co. Ltd., Class H	12,000	28,350
Ping An Insurance Group Co. of China Ltd., Class A	57,800	469,380
Ping An Insurance Group Co. of China Ltd., Class H	46,000	332,319
Poly Property Services Co. Ltd., Class H	22,000	94,908
Pop Mart International Group Ltd.(b)	1,000	28,445
RiseSun Real Estate Development Co. Ltd., Class A(a)	1	—
Security	Shares	Value
China (continued)
SAIC Motor Corp. Ltd., Class A	150,700	$ 352,087
Sany Heavy Equipment International Holdings Co. Ltd.	126,000	118,949
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,300	129,816
Simcere Pharmaceutical Group Ltd.(b)	110,000	175,201
Sino Biopharmaceutical Ltd.	228,000	207,692
TCL Electronics Holdings Ltd.	103,000	122,294
Tencent Holdings Ltd.	39,300	3,192,249
Tencent Music Entertainment Group, ADR	882	19,686
Topsports International Holdings Ltd.(b)	14,000	5,549
Trip.com Group Ltd.	1,050	73,890
Uni-President China Holdings Ltd.	334,000	361,485
Vipshop Holdings Ltd., ADR	4,484	78,425
Xiaomi Corp., Class B(a)(b)	93,400	518,175
Xtep International Holdings Ltd.	216,000	156,409
Zijin Mining Group Co. Ltd., Class H	116,000	479,893
ZMJ Group Co. Ltd., Class H	58,600	161,764
		15,823,708
Greece — 0.5%
OPAP SA, Class R	12,191	252,233
Star Bulk Carriers Corp.	2,317	43,606
		295,839
Hungary — 0.6%
OTP Bank Nyrt	3,463	330,562
India — 13.3%
Axis Bank Ltd.	10,532	146,158
Bajaj Finance Ltd.	9,037	106,136
Bharat Petroleum Corp. Ltd.	8,655	34,721
Bharti Airtel Ltd.	20,228	468,403
CESC Ltd.	23,091	46,761
Chambal Fertilisers and Chemicals Ltd.	4,732	25,618
Chennai Petroleum Corp. Ltd.	3,015	33,240
Coromandel International Ltd.	1,909	45,649
Dalmia Bharat Ltd.	3,240	76,422
Dr. Lal PathLabs Ltd.(b)	3,625	128,027
Engineers India Ltd.	8,725	19,850
Escorts Kubota Ltd.	718	30,606
Firstsource Solutions Ltd.	4,348	17,327
Fortis Healthcare Ltd.	19,184	220,949
GAIL India Ltd.	10,763	22,143
GE Vernova T&D India Ltd.	2,873	98,303
Great Eastern Shipping Co. Ltd.	3,007	37,161
HCL Technologies Ltd.	9,454	164,038
HDFC Bank Ltd.	59,176	657,969
Hindalco Industries Ltd.	13,162	125,537
Hindustan Zinc Ltd.	9,380	50,322
Hitachi Energy India Ltd.	168	33,616
ICICI Bank Ltd.	27,538	417,273
ICICI Bank Ltd., ADR	3,319	100,566
Indian Oil Corp. Ltd.	13,589	25,359
Indraprastha Gas Ltd.	22,856	54,495
Infosys Ltd.	23,271	387,744
Infosys Ltd., ADR(c)	7,148	118,442
IRB Infrastructure Developers Ltd.	15,275	7,697
ITC Ltd.	37,494	177,479
JK Cement Ltd.	2,359	165,040
KEC International Ltd.	2,453	22,567
Kotak Mahindra Bank Ltd.	1,461	34,609
L&T Finance Ltd.	17,297	52,681
Larsen & Toubro Ltd.	8,697	394,621
Larsen & Toubro Ltd., GDR, Registered Shares	952	42,921

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Laurus Labs Ltd.(b)	3,411	$ 36,635
Life Insurance Corp. of India	2,562	25,805
LTIMindtree Ltd.(b)	326	20,853
Mahanagar Gas Ltd.	1,741	25,014
Mahindra & Mahindra Ltd.	3,892	152,831
Maruti Suzuki India Ltd.	440	80,131
National Aluminium Co. Ltd.	51,955	136,800
Navin Fluorine International Ltd.	385	24,673
NBCC India Ltd.	17,855	23,586
NTPC Ltd.	22,656	85,934
Oil & Natural Gas Corp. Ltd.	17,973	51,722
One 97 Communications Ltd.(a)	3,055	44,795
Persistent Systems Ltd.	148	9,849
Petronet LNG Ltd.	16,297	51,604
Power Grid Corp. of India Ltd.	35,953	116,649
PTC India Ltd.	14,197	26,859
PVR Inox Ltd.(a)	13,345	181,261
Radico Khaitan Ltd.	2,356	83,050
Reliance Industries Ltd.	31,974	535,016
Sagility Ltd.(a)	97,490	57,576
State Bank of India	19,645	207,401
Strides Pharma Science Ltd.	3,806	40,054
Sun Pharmaceutical Industries Ltd.	3,590	68,436
Syngene International Ltd.(b)	1,616	11,834
Tata Consultancy Services Ltd.	9,303	320,179
Tata Motors Ltd.	21,474	99,114
Tata Motors Ltd. /new(a)	21,474	63,076
Tata Steel Ltd.	6,175	12,708
Tech Mahindra Ltd.	1,477	23,675
Thermax Ltd.	250	9,062
Titan Co. Ltd.	777	32,788
Trent Ltd.	187	9,878
TVS Motor Co. Ltd.	230	9,084
VA Tech Wabag Ltd., Class B	412	6,554
Vedanta Ltd.	12,293	68,245
Welspun Corp. Ltd.	3,240	35,252
Wipro Ltd.	16,764	45,400
		7,423,833
Indonesia — 1.2%
Aneka Tambang Tbk	419,500	78,030
Bank Central Asia Tbk PT	1,162,600	595,241
Bank Mandiri Persero Tbk. PT	24,000	6,800
		680,071
Kuwait — 0.6%
Kuwait Finance House KSCP	127,858	334,702
Malaysia — 1.3%
Malayan Banking Bhd.	203,500	479,605
Sime Darby Bhd.	144,900	70,836
Sunway Construction Group Bhd.	112,400	157,669
		708,110
Mexico — 1.6%
America Movil SAB de CV, Series B	19,080	21,762
Gentera SAB de CV	150,119	357,147
Grupo Financiero Banorte SAB de CV, Class O	33,729	317,438
Grupo Mexico SAB de CV, Class B	14,910	128,904
Industrias Penoles SAB de CV(a)	524	21,692
Southern Copper Corp.	471	65,375
		912,318
Security	Shares	Value
Monaco — 0.2%
Costamare, Inc.	7,684	$ 93,898
Philippines — 0.4%
International Container Terminal Services, Inc.	24,060	217,006
SM Investments Corp.	1,400	17,343
		234,349
Poland — 1.7%
Alior Bank SA	474	13,208
Asseco Poland SA	52	3,025
ORLEN SA	9,426	255,481
Powszechna Kasa Oszczednosci Bank Polski SA	17,305	354,809
Powszechny Zaklad Ubezpieczen SA	17,358	277,540
Tauron Polska Energia SA(a)	23,542	63,731
		967,794
Qatar — 0.4%
Qatar National Bank QPSC	45,909	233,230
Russia — 0.0%
Alrosa PJSC(a)(d)	1,407,496	174
Saudi Arabia — 2.4%
Al Rajhi Bank	15,843	447,788
Aldrees Petroleum and Transport Services Co.	202	8,268
Etihad Etisalat Co.	1,295	23,364
Mobile Telecommunications Co. Saudi Arabia	35,046	107,254
Saudi Arabian Mining Co.(a)	10,824	186,083
Saudi Electricity Co.	27,034	115,552
Saudi National Bank	41,782	444,584
		1,332,893
South Africa — 2.2%
Capitec Bank Holdings Ltd.	1,502	332,314
FirstRand Ltd.	93,402	443,276
Gold Fields Ltd.	4,652	179,363
Gold Fields Ltd., ADR	2,077	79,777
Mr. Price Group Ltd.	523	6,249
MTN Group Ltd.	15,841	158,260
Sasol Ltd.(a)	2,886	18,056
		1,217,295
South Korea — 13.1%
CJ Corp.	337	40,315
CJ ENM Co. Ltd.(a)	601	29,550
Coupang, Inc., Class A(a)(c)	2,608	83,378
Dongsung Finetec Co. Ltd.	520	11,588
E-MART, Inc.	2,669	135,194
Hana Financial Group, Inc.	423	25,341
Hanwha Aerospace Co. Ltd.	40	27,437
HD Hyundai Electric Co. Ltd.	35	21,264
HD Hyundai Heavy Industries Co. Ltd.	188	79,172
HD Hyundai Infracore Co. Ltd.	8,311	88,669
HD Korea Shipbuilding and Offshore Engineering Co. Ltd.	375	124,643
HDC Hyundai Development Co-Engineering & Construction, Class E	6,442	87,017
HL Mando Co. Ltd.	4,437	119,631
Hugel, Inc.(a)	890	163,303
Hyundai Elevator Co. Ltd.	6,751	357,829
Hyundai Mobis Co. Ltd.	407	90,003
Hyundai Motor Co.	417	84,563
Hyundai Steel Co.	15,585	360,061
Kakao Corp.	1,402	63,896
KB Financial Group, Inc.	1,911	156,002
Korea Electric Power Corp.	1,267	37,926
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
KT Corp., ADR	20,014	$ 371,260
LG Innotek Co. Ltd.	1,871	315,623
NCSoft Corp.	163	25,160
PharmaResearch Co. Ltd.	154	58,306
Samsung E&A Co. Ltd.	27,707	503,721
Samsung Electronics Co. Ltd.	33,768	2,541,926
Samsung Electronics Co. Ltd., GDR, Registered Shares	17	31,728
Samsung Securities Co. Ltd.	2,696	145,912
Shinhan Financial Group Co. Ltd.	426	21,880
SK Hynix, Inc.	2,862	1,113,585
SK Telecom Co. Ltd.	281	10,288
		7,326,171
Taiwan — 19.5%
Accton Technology Corp.	3,000	104,330
Arcadyan Technology Corp.	46,000	300,617
ASPEED Technology, Inc.	3,000	532,029
Bizlink Holding, Inc.	4,039	181,546
Chenbro Micom Co. Ltd.	1,000	29,882
Chunghwa Telecom Co. Ltd.	20,000	85,219
Compeq Manufacturing Co. Ltd.	82,000	231,752
Delta Electronics, Inc.	20,000	643,277
Formosa Petrochemical Corp.	70,000	101,776
Getac Holdings Corp.	48,000	215,020
Hon Hai Precision Industry Co. Ltd.	70,000	582,217
MediaTek, Inc.	7,000	296,866
Nanya Technology Corp.(a)	52,000	222,066
Taiwan Semiconductor Manufacturing Co. Ltd.	133,000	6,431,836
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	692	207,897
Tripod Technology Corp.	42,000	464,486
United Integrated Services Co. Ltd.	10,000	278,347
WNC Corp. /Taiwan	8,000	32,463
		10,941,626
Thailand — 1.5%
Advanced Info Service PCL, NVDR	17,100	159,734
Bangkok Bank PCL, NVDR	20,900	102,415
Com7 PCL, NVDR	21,300	16,447
Delta Electronics Thailand PCL, NVDR	23,200	155,180
Global Power Synergy PCL, NVDR	27,200	34,866
Gulf Development PCL, NVDR(a)	60,700	82,910
Krungthai Card PCL, NVDR	18,000	15,873
PTT Oil & Retail Business PCL, NVDR	505,500	229,468
Thai Oil PCL, NVDR	48,600	53,749
		850,642
Turkey — 0.4%
Turk Telekomunikasyon A/S, Class A(a)	121,173	146,897
Turkiye Garanti Bankasi A/S	24,000	76,654
		223,551
United Arab Emirates — 1.1%
Emaar Development PJSC	2,128	8,644
Security	Shares	Value
United Arab Emirates (continued)
Emaar Properties PJSC	91,626	$ 354,560
First Abu Dhabi Bank PJSC	52,718	250,253
		613,457
United Kingdom — 0.2%
Anglogold Ashanti PLC	1,837	125,952
United States — 0.2%
BeOne Medicines Ltd., Class H(a)	4,500	108,190
Total Common Stocks — 92.9% (Cost: $39,928,917)		52,028,409
Preferred Securities
Preferred Stocks — 1.1%
Brazil — 1.1%
Banco Bradesco SA	39,944	134,831
Itau Unibanco Holding SA	27,801	203,807
Petroleo Brasileiro SA - Petrobras	45,083	249,299
		587,937
Total Preferred Securities — 1.1% (Cost: $469,163)		587,937
Total Long-Term Investments — 94.0% (Cost: $40,398,080)		52,616,346
Short-Term Securities
Money Market Funds — 5.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(e)(f)(g)	119,202	119,261
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.94%(e)(f)	2,730,690	2,730,690
Total Short-Term Securities — 5.1% (Cost: $2,849,951)		2,849,951
Total Investments — 99.1% (Cost: $43,248,031)		55,466,297
Other Assets Less Liabilities — 0.9%		530,581
Net Assets — 100.0%		$ 55,996,878

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Advantage Emerging Markets Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 229,216	$ —	$ (109,956)(a)	$ 20	$ (19)	$ 119,261	119,202	$ 1,791 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	134,352,787	—	(131,622,097)(a)	—	—	2,730,690	2,730,690	61,861	—
				$ 20	$ (19)	$ 2,849,951		$ 63,652	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	44	12/19/25	$ 3,097	$ 104,578
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 104,578	$ —	$ —	$ —	$ 104,578

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 2,422,733	$ —	$ —	$ —	$ 2,422,733
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (1,533,041)	$ —	$ —	$ —	$ (1,533,041)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$2,569,958
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$ 909,474	$ —	$ —	$ 909,474
Chile	340,570	—	—	340,570
China	847,482	14,976,226	—	15,823,708
Greece	295,839	—	—	295,839
Hungary	—	330,562	—	330,562
India	317,311	7,106,522	—	7,423,833
Indonesia	—	680,071	—	680,071
Kuwait	334,702	—	—	334,702
Malaysia	—	708,110	—	708,110
Mexico	912,318	—	—	912,318
Monaco	93,898	—	—	93,898
Philippines	17,343	217,006	—	234,349
Poland	—	967,794	—	967,794
Qatar	—	233,230	—	233,230
Russia	—	—	174	174
Saudi Arabia	115,552	1,217,341	—	1,332,893
South Africa	79,777	1,137,518	—	1,217,295
South Korea	533,810	6,792,361	—	7,326,171
Taiwan	207,897	10,733,729	—	10,941,626
Thailand	—	850,642	—	850,642
Turkey	—	223,551	—	223,551
United Arab Emirates	—	613,457	—	613,457
United Kingdom	—	125,952	—	125,952
United States	—	108,190	—	108,190
Preferred Securities
Preferred Stocks	587,937	—	—	587,937
Short-Term Securities
Money Market Funds	2,849,951	—	—	2,849,951
	$ 8,443,861	$ 47,022,262	$ 174	$ 55,466,297
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 104,578	$ —	$ —	$ 104,578

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
October 31, 2025
BlackRock Global Equity Market Neutral Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Cayman Islands(a) — 0.1%
Accelerant Holdings, Class A	146,873	$ 1,706,664
Bullish	128,543	6,500,420
		8,207,084
China(a) — 0.1%
CIG Shanghai Co. Ltd.	58,100	613,110
Fibocom Wireless, Inc.	839,800	2,108,538
Sany Heavy Industry Co. Ltd.	2,529,600	7,611,050
		10,332,698
Hong Kong — 0.5%
Zijin Gold International Co. Ltd.(a)	2,122,000	35,883,020
Japan — 0.2%
Tekscend Photomask Corp.(a)	504,400	11,389,994
United Kingdom — 0.0%
Klarna Group PLC(a)	38,133	1,432,657
United States — 1.5%
Alliance Laundry Holdings, Inc.(a)	356,855	9,456,657
Black Rock Coffee Bar, Inc., Class A(a)	83,798	2,150,257
Citigroup, Inc.	255,000	25,813,650
Figure Technology Solutions, Inc., Class A(a)	73,564	2,913,134
Firefly Aerospace, Inc.(a)	73,527	1,783,765
HeartFlow, Inc.(a)	6,646	246,965
Miami International Holdings, Inc.(a)	48,974	2,140,164
Navan, Inc., Class A, Class A(a)	463,597	9,399,429
Neptune Insurance Holdings, Inc., Class A(a)	51,271	1,316,639
Netflix, Inc.(a)	27,000	30,209,220
Netskope, Inc., Class A(a)	155,726	3,681,363
Palantir Technologies, Inc., Class A(a)	4	802
Procter & Gamble Co.	74,000	11,127,380
Via Transportation, Inc., Class A(a)	52,739	2,817,845
WaterBridge Infrastructure LLC, Class A(a)	193,974	4,655,376
		107,712,646
Total Common Stocks — 2.4% (Cost: $121,857,085)		174,958,099
Preferred Securities
Preferred Stocks — 0.0%(a)(b)
United States — 0.0%
AliphCom
Series 6, (Acquired 12/15/15, Cost: $0)(c)	8,264	—
Security	Shares	Value
United States (continued)
AliphCom (continued)
Series 8	823,530	$ 8
Illumio, Inc., Series C, (Acquired 03/10/15, Cost: $1,500,001)(c)	466,730	1,283,508
		1,283,516
Total Preferred Securities — 0.0% (Cost: $3,250,010)		1,283,516

	Par (000)
U.S. Treasury Obligations
U.S. Treasury Notes(d)(e)
(3-mo. U.S. Treasury money market yield + 0.10%), 3.86%, 01/31/27	$87,885	87,791,985
(3-mo. U.S.Treasury money market yield + 0.16%), 3.93%, 04/30/27	182,520	182,467,706
Total U.S. Treasury Obligations — 3.8% (Cost: $270,406,612)		270,259,691
Total Long-Term Investments — 6.2% (Cost: $395,513,707)		446,501,306

Shares
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.94%(f)(g)	61,602,496	61,602,496

	Par (000)
U.S. Government Sponsored Agency Securities — 0.4%
Federal Home Loan Bank(e)
(1-day SOFR + 0.01%), 4.29%, 12/02/25	12,855	12,854,826
(1-day SOFR + 0.01%), 4.29%, 12/03/25	19,285	19,284,725
		32,139,551
U.S. Treasury Obligations — 94.1%
U.S. Treasury Bills(h)
4.21%, 11/04/25	$171,206	171,187,827
4.23%, 11/06/25	145,251	145,204,426
4.26%, 11/12/25 - 01/22/26	780,003	778,097,753
4.22%, 11/13/25 - 12/09/25	717,417	715,905,855
4.35%, 11/18/25	198,297	197,977,163
4.29%, 11/20/25	348,319	347,679,570
4.34%, 11/25/25	415,606	414,620,606
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Bills(h) (continued)
4.31%, 11/28/25	$219,798	$ 219,208,178
4.32%, 12/02/25	471,282	469,810,111
4.01%, 12/04/25 - 03/05/26	335,979	333,422,797
4.30%, 12/11/25 - 12/18/25(d)	522,049	519,835,533
4.14%, 12/16/25	388,110	386,324,306
4.10%, 12/23/25	505,393	502,671,388
4.13%, 12/30/25	228,723	227,328,199
3.92%, 01/06/26 - 08/06/26	200,054	198,335,526
4.27%, 01/15/26 - 01/29/26	342,569	339,834,093
3.92%, 01/20/26	40,000	39,676,863
3.89%, 02/03/26	105,686	104,671,204
4.12%, 02/05/26 - 06/11/26	107,906	106,379,851
3.88%, 02/10/26	91,438	90,493,829
3.91%, 02/17/26	10,912	10,791,385
3.83%, 02/24/26	20,000	19,763,652
3.85%, 03/12/26	30,554	30,144,580
3.84%, 03/19/26 - 04/02/26	85,543	84,304,520
3.82%, 04/09/26 - 09/03/26	120,474	116,995,981
3.78%, 04/23/26	66,665	65,492,017
3.76%, 04/30/26	119,328	117,145,699
4.11%, 05/14/26	36,147	35,449,127
U.S. Treasury Notes
4.44%, 11/30/25	1,100	1,097,044
4.23%, 12/31/25(d)	2,800	2,801,557
4.11%, 02/28/26	2,400	2,373,734
4.12%, 02/28/26(d)	2,900	2,906,230
4.04%, 05/15/26(d)	5,800	5,733,413
4.15%, 06/30/26	7,700	7,740,230
		6,811,404,247
Total Short-Term Securities — 95.4% (Cost: $6,902,977,879)		6,905,146,294
Options Purchased — 0.0% (Cost: $3,160,275)		3,393,165
Total Investments Before Options Written — 101.6% (Cost: $7,301,651,861)		7,355,040,765
Options Written — (0.0)% (Premiums Received: $(332,695))		(144,609)
Total Investments, Net of Options Written — 101.6% (Cost: $7,301,319,166)		7,354,896,156
Liabilities in Excess of Other Assets — (1.6)%		(115,412,439)
Net Assets — 100.0%		$ 7,239,483,717

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,283,508, representing less than 0.05% of its net assets as of period end, and an original cost of $1,500,001.

(d)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(e)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	Rates are discount rates or a range of discount rates as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 14,564,679	$ 47,037,817 (a)	$ —	$ —	$ —	$ 61,602,496	61,602,496	$ 548,751	$ —

(a)	Represents net amount purchased (sold).

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Singapore Index	470	11/27/25	$ 16,095	$ (99,332)
S&P/TSE 60 Index	336	12/18/25	85,361	309,304
10-Year U.S. Treasury Note	3,661	12/19/25	412,721	350,850
DAX Index	198	12/19/25	137,434	317,633
E-mini Russell 2000 Index	181	12/19/25	22,534	403,609
Euro Stoxx 50 Index	328	12/19/25	21,433	866,542
FTSE/MIB Index	274	12/19/25	67,678	1,207,207
NASDAQ 100 E-Mini Index	21	12/19/25	10,922	197,693
S&P 500 E-Mini Index	931	12/19/25	319,985	2,632,164
S&P 500 Annual Dividend Index	3,238	12/18/26	64,760	361,903
S&P 500 Annual Dividend Index	1,134	12/17/27	22,482	124,819
				6,672,392
Short Contracts
CAC 40 Index	959	11/21/25	90,023	(58,298)
IBEX 35 Index	164	11/21/25	30,287	(560,535)
OMX Stockholm 30 Index	3,054	11/21/25	88,817	(532,032)
FTSE China A50 Index	2	11/27/25	31	241
TOPIX Index	158	12/11/25	34,136	(826,140)
10-Year Japanese Government Treasury Bonds	194	12/15/25	171,253	834,281
CBOE Volatility Index	2,945	12/17/25	58,792	(225,006)
SPI 200 Index	476	12/18/25	69,235	763,788
FTSE 100 Index	375	12/19/25	48,098	(254,950)
5-Year U.S. Treasury Note	7,353	12/31/25	803,373	1,213,096
				354,445
				$ 7,026,837
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	5,167,000	USD	3,363,534	HSBC Bank PLC	12/17/25	$ 18,826
CAD	2,200,000	USD	1,569,863	JPMorgan Chase Bank N.A.	12/17/25	2,259
CHF	980,000	EUR	1,054,716	Barclays Bank PLC	12/17/25	5,276
CHF	827,000	EUR	891,624	HSBC Bank PLC	12/17/25	2,634
CHF	1,065,000	EUR	1,150,637	JPMorgan Chase Bank N.A.	12/17/25	603
CHF	828,000	EUR	893,024	Morgan Stanley & Co. International PLC	12/17/25	2,266
EUR	852,640	SEK	9,316,000	JPMorgan Chase Bank N.A.	12/17/25	2,054
SEK	12,337,000	EUR	1,117,680	JPMorgan Chase Bank N.A.	12/17/25	10,515
SEK	37,340,000	EUR	3,384,827	Morgan Stanley & Co. International PLC	12/17/25	29,539
USD	2,686,735	AUD	4,070,000	HSBC Bank PLC	12/17/25	22,480
USD	1,123,707	AUD	1,714,000	JPMorgan Chase Bank N.A.	12/17/25	1,708
USD	1,031,045	CAD	1,428,000	Goldman Sachs International	12/17/25	10,595
USD	2,136,728	CAD	2,938,000	JPMorgan Chase Bank N.A.	12/17/25	37,231
USD	759,847	EUR	652,000	Barclays Bank PLC	12/17/25	6,485
USD	1,276,416	EUR	1,090,000	Barclays Bank PLC	12/17/25	16,963
USD	1,354,317	EUR	1,148,000	Barclays Bank PLC	12/17/25	27,846
USD	424,230	EUR	360,000	BNP Paribas SA	12/17/25	8,264
USD	818,101	EUR	708,000	BNP Paribas SA	12/17/25	34
USD	369,852	EUR	314,000	Goldman Sachs International	12/17/25	7,037
USD	588,119	EUR	503,000	Goldman Sachs International	12/17/25	6,922
USD	150,229	EUR	127,000	HSBC Bank PLC	12/17/25	3,486
USD	1,430,880	EUR	1,222,000	HSBC Bank PLC	12/17/25	18,905
USD	116,728	EUR	98,000	JPMorgan Chase Bank N.A.	12/17/25	3,493
USD	354,743	EUR	301,000	JPMorgan Chase Bank N.A.	12/17/25	6,949
USD	387,929	EUR	333,000	JPMorgan Chase Bank N.A.	12/17/25	3,160
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	848,710	EUR	725,000	JPMorgan Chase Bank N.A.	12/17/25	$ 11,000
USD	1,132,528	EUR	959,000	JPMorgan Chase Bank N.A.	12/17/25	24,439
USD	3,898,681	EUR	3,313,000	JPMorgan Chase Bank N.A.	12/17/25	70,635
USD	7,025,987	EUR	5,961,509	JPMorgan Chase Bank N.A.	12/17/25	137,689
USD	8,549,167	EUR	7,340,000	JPMorgan Chase Bank N.A.	12/17/25	68,075
USD	1,048,460	GBP	782,000	Goldman Sachs International	12/17/25	21,090
USD	1,123,463	GBP	833,000	HSBC Bank PLC	12/17/25	29,091
USD	3,042,888	GBP	2,283,000	HSBC Bank PLC	12/17/25	43,547
USD	2,175,136	GBP	1,605,000	JPMorgan Chase Bank N.A.	12/17/25	66,532
USD	5,936,550	JPY	891,195,000	Barclays Bank PLC	12/17/25	128,775
USD	22,930,697	JPY	3,344,512,715	Barclays Bank PLC	12/17/25	1,135,044
USD	3,004,222	JPY	453,000,000	BNP Paribas SA	12/17/25	52,094
USD	4,139,573	JPY	627,864,000	Goldman Sachs International	12/17/25	47,885
USD	2,679,742	SGD	3,412,000	BNP Paribas SA	12/17/25	49,782
USD	3,734,566	SGD	4,826,000	Goldman Sachs International	12/17/25	14,699
						2,155,907
CAD	1,522,000	USD	1,088,884	HSBC Bank PLC	12/17/25	(1,261)
CHF	2,393,000	EUR	2,589,321	JPMorgan Chase Bank N.A.	12/17/25	(3,151)
EUR	3,117,746	CHF	2,892,000	JPMorgan Chase Bank N.A.	12/17/25	(9,495)
EUR	893,482	CHF	831,000	Morgan Stanley & Co. International PLC	12/17/25	(5,484)
EUR	2,288,497	CHF	2,120,000	Morgan Stanley & Co. International PLC	12/17/25	(3,480)
EUR	2,488,343	CHF	2,317,000	Morgan Stanley & Co. International PLC	12/17/25	(18,606)
EUR	1,136,621	SEK	12,497,000	HSBC Bank PLC	12/17/25	(5,516)
EUR	943,053	SEK	10,409,000	JPMorgan Chase Bank N.A.	12/17/25	(8,825)
EUR	1,356,520	SEK	14,928,000	JPMorgan Chase Bank N.A.	12/17/25	(7,979)
EUR	2,381,614	SEK	26,350,000	Morgan Stanley & Co. International PLC	12/17/25	(28,912)
EUR	327,000	USD	381,882	Barclays Bank PLC	12/17/25	(4,045)
EUR	735,000	USD	872,584	Barclays Bank PLC	12/17/25	(23,319)
EUR	797,000	USD	930,692	Barclays Bank PLC	12/17/25	(9,788)
EUR	1,125,000	USD	1,326,580	Barclays Bank PLC	12/17/25	(26,685)
EUR	1,527,000	USD	1,800,470	Barclays Bank PLC	12/17/25	(36,079)
EUR	127,502,000	USD	150,293,505	Barclays Bank PLC	12/17/25	(2,969,766)
EUR	504,000	USD	586,764	BNP Paribas SA	12/17/25	(4,411)
EUR	560,000	USD	658,725	BNP Paribas SA	12/17/25	(11,666)
EUR	1,086,000	USD	1,258,991	Goldman Sachs International	12/17/25	(4,159)
EUR	20,000	USD	23,600	HSBC Bank PLC	12/17/25	(490)
EUR	38,000	USD	45,029	HSBC Bank PLC	12/17/25	(1,122)
EUR	444,000	USD	520,548	JPMorgan Chase Bank N.A.	12/17/25	(7,522)
EUR	1,491,000	USD	1,732,294	JPMorgan Chase Bank N.A.	12/17/25	(9,500)
EUR	4,290,000	USD	4,990,593	JPMorgan Chase Bank N.A.	12/17/25	(33,660)
EUR	4,303,000	USD	5,017,119	JPMorgan Chase Bank N.A.	12/17/25	(45,165)
EUR	7,020,000	USD	8,194,779	JPMorgan Chase Bank N.A.	12/17/25	(83,435)
EUR	7,815,000	USD	9,167,640	JPMorgan Chase Bank N.A.	12/17/25	(137,703)
EUR	8,793,000	USD	10,321,446	JPMorgan Chase Bank N.A.	12/17/25	(161,467)
EUR	512,000	USD	603,887	Morgan Stanley & Co. International PLC	12/17/25	(12,290)
EUR	3,387,000	USD	4,036,152	Morgan Stanley & Co. International PLC	12/17/25	(122,602)
EUR	148,000	USD	176,556	UBS AG	12/17/25	(5,548)
EUR	1,068,000	USD	1,255,770	UBS AG	12/17/25	(21,737)
EUR	1,992,000	USD	2,340,986	UBS AG	12/17/25	(39,306)
EUR	6,291,000	USD	7,322,674	UBS AG	12/17/25	(53,661)
GBP	2,518,000	USD	3,370,086	JPMorgan Chase Bank N.A.	12/17/25	(62,009)
GBP	871,000	USD	1,171,261	Morgan Stanley & Co. International PLC	12/17/25	(26,966)
JPY	3,344,512,715	USD	22,943,632	HSBC Bank PLC	12/17/25	(1,147,980)
JPY	2,932,303,715	USD	20,084,482	JPMorgan Chase Bank N.A.	12/17/25	(975,130)
JPY	497,766,000	USD	3,310,083	UBS AG	12/17/25	(66,222)
SGD	4,457,000	USD	3,453,467	Morgan Stanley & Co. International PLC	12/17/25	(18,024)
USD	3,401,566	AUD	5,235,000	JPMorgan Chase Bank N.A.	12/17/25	(25,307)
USD	2,049,967	CAD	2,869,000	Morgan Stanley & Co. International PLC	12/17/25	(223)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,970,874	ZAR	69,269,000	Barclays Bank PLC	12/17/25	$ (12,660)
USD	1,672,489	ZAR	29,451,000	Goldman Sachs International	12/17/25	(21,185)
						(6,273,541)
						$ (4,117,634)
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Euro Stoxx 50	1,684	12/19/25	EUR	5,800.00	EUR	95,349	$ 1,240,339
FTSE 100 Index	575	01/16/26	GBP	9,625.00	GBP	55,874	2,152,826
							$ 3,393,165
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Euro Stoxx 50	1,684	12/19/25	EUR	6,100.00	EUR	95,349	$ (144,609)
OTC Total Return Swaps — Future
Reference Entity	Fixed Amount Paid (Received) by the Fund(a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Amsterdam Index Future November 2025	EUR	(26,491,640)	HSBC Bank PLC	11/21/25	EUR	26,492	$ (780,713)	$ —	$ (780,713)
Amsterdam Index Future November 2025	EUR	(29,984,042)	HSBC Bank PLC	11/21/25	EUR	29,984	(557,889)	—	(557,889)
Amsterdam Index Future November 2025	EUR	(195,131)	HSBC Bank PLC	11/21/25	EUR	195	1,230	—	1,230
Amsterdam Index Future November 2025	EUR	(390,903)	HSBC Bank PLC	11/21/25	EUR	391	3,198	—	3,198
Swiss Market Index Future December 2025	CHF	358,349	HSBC Bank PLC	12/19/25	CHF	358	10,625	—	10,625
Swiss Market Index Future December 2025	CHF	9,351,519	HSBC Bank PLC	12/19/25	CHF	9,352	233,465	—	233,465
Swiss Market Index Future December 2025	CHF	1,493,168	HSBC Bank PLC	12/19/25	CHF	1,493	(31,771)	—	(31,771)
Swiss Market Index Future December 2025	CHF	7,308,009	HSBC Bank PLC	12/19/25	CHF	7,308	(266,678)	—	(266,678)
Swiss Market Index Future December 2025	CHF	11,967,889	HSBC Bank PLC	12/19/25	CHF	11,968	(434,159)	—	(434,159)
Swiss Market Index Future December 2025	CHF	28,705,622	HSBC Bank PLC	12/19/25	CHF	28,706	(716,523)	—	(716,523)
Swiss Market Index Future December 2025	CHF	17,456,280	HSBC Bank PLC	12/19/25	CHF	17,456	(263,411)	—	(263,411)
Swiss Market Index Future December 2025	CHF	9,357,403	HSBC Bank PLC	12/19/25	CHF	9,357	(77,792)	—	(77,792)
Swiss Market Index Future December 2025	CHF	6,041,793	HSBC Bank PLC	12/19/25	CHF	6,042	(61,004)	—	(61,004)
Nikkei Dividend XSIM Future December 2025	JPY	131,920,000	BNP Paribas SA	03/31/26	JPY	131,920	36,182	—	36,182
Nikkei Dividend XSIM Future December 2025	JPY	527,800,000	BNP Paribas SA	03/31/26	JPY	527,800	(13,497)	—	(13,497)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

OTC Total Return Swaps — Future (continued)
Reference Entity	Fixed Amount Paid (Received) by the Fund(a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Nikkei Dividend XSIM Future December 2025	JPY	263,340,000	BNP Paribas SA	03/31/26	JPY	263,340	$ 23,126	$ —	$ 23,126
Nikkei Dividend XSIM Future December 2025	JPY	548,080,000	BNP Paribas SA	03/31/26	JPY	548,080	12,355	—	12,355
Nikkei Dividend XSIM Future December 2025	JPY	476,130,000	BNP Paribas SA	03/31/26	JPY	476,130	6,891	—	6,891
Nikkei Dividend XSIM Future December 2025	JPY	194,400,000	JPMorgan Chase Bank N.A.	03/31/26	JPY	194,400	(1,869)	—	(1,869)
Nikkei Dividend XSIM Future December 2025	JPY	1,262,280,000	JPMorgan Chase Bank N.A.	03/31/26	JPY	1,262,280	48,900	—	48,900
FTSE 100 Dividend Index Future December 2026	GBP	2,800,639	HSBC Bank PLC	12/17/26	GBP	2,801	173,893	—	173,893
FTSE 100 Dividend Index Future December 2026	GBP	1,054,057	HSBC Bank PLC	12/17/26	GBP	1,054	39,787	—	39,787
FTSE 100 Dividend Index Future December 2026	GBP	1,102,433	HSBC Bank PLC	12/17/26	GBP	1,102	25,215	—	25,215
FTSE 100 Dividend Index Future December 2026	GBP	6,801,991	Morgan Stanley & Co. International PLC	12/17/26	GBP	6,802	3,073	—	3,073
FTSE 100 Dividend Index Future December 2026	GBP	2,942,563	Morgan Stanley & Co. International PLC	12/17/26	GBP	2,943	20,102	—	20,102
FTSE 100 Dividend Index Future December 2026	GBP	2,042,653	Morgan Stanley & Co. International PLC	12/17/26	GBP	2,043	22,712	—	22,712
Euro Stoxx 50 Dividend Future December 2026	EUR	2,729,615	HSBC Bank PLC	12/18/26	EUR	2,730	125,506	—	125,506
Euro Stoxx 50 Dividend Future December 2026	EUR	1,526,623	HSBC Bank PLC	12/18/26	EUR	1,527	72,544	—	72,544
Euro Stoxx 50 Dividend Future December 2026	EUR	1,215,068	HSBC Bank PLC	12/18/26	EUR	1,215	57,739	—	57,739
Euro Stoxx 50 Dividend Future December 2026	EUR	8,234,318	HSBC Bank PLC	12/18/26	EUR	8,234	155,841	—	155,841
Euro Stoxx 50 Dividend Future December 2026	EUR	2,999,501	Morgan Stanley & Co. International PLC	12/18/26	EUR	3,000	57,471	—	57,471
Euro Stoxx 50 Dividend Future December 2026	EUR	2,416,725	Morgan Stanley & Co. International PLC	12/18/26	EUR	2,417	37,456	—	37,456
Nikkei Dividend XSIM Future March 2027	JPY	62,720,000	BNP Paribas SA	03/31/27	JPY	62,720	45,837	—	45,837
Nikkei Dividend XSIM Future March 2027	JPY	562,320,000	BNP Paribas SA	03/31/27	JPY	562,320	426,552	—	426,552
Nikkei Dividend XSIM Future March 2027	JPY	199,625,000	BNP Paribas SA	03/31/27	JPY	199,625	119,720	—	119,720
Nikkei Dividend XSIM Future March 2027	JPY	533,925,000	BNP Paribas SA	03/31/27	JPY	533,925	101,382	—	101,382
Nikkei Dividend XSIM Future March 2027	JPY	423,850,000	BNP Paribas SA	03/31/27	JPY	423,850	23,211	—	23,211
Nikkei Dividend XSIM Future March 2027	JPY	252,160,000	JPMorgan Chase Bank N.A.	03/31/27	JPY	252,160	175,044	—	175,044
Nikkei Dividend XSIM Future March 2027	JPY	1,223,040,000	JPMorgan Chase Bank N.A.	03/31/27	JPY	1,223,040	384,407	—	384,407
FTSE 100 Dividend Index Future December 2027	GBP	5,224,128	HSBC Bank PLC	12/16/27	GBP	5,224	47,522	—	47,522
FTSE 100 Dividend Index Future December 2027	GBP	697,889	Morgan Stanley & Co. International PLC	12/16/27	GBP	698	5,116	—	5,116
FTSE 100 Dividend Index Future December 2027	GBP	6,073,393	Morgan Stanley & Co. International PLC	12/16/27	GBP	6,073	23,606	—	23,606
FTSE 100 Dividend Index Future December 2027	GBP	2,835,746	Morgan Stanley & Co. International PLC	12/16/27	GBP	2,836	39,243	—	39,243
FTSE 100 Dividend Index Future December 2027	GBP	1,992,658	Morgan Stanley & Co. International PLC	12/16/27	GBP	1,993	14,609	—	14,609
Euro Stoxx 50 Dividend Future December 2027	EUR	5,091,390	HSBC Bank PLC	12/17/27	EUR	5,091	193,057	—	193,057

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

OTC Total Return Swaps — Future (continued)
Reference Entity	Fixed Amount Paid (Received) by the Fund(a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Euro Stoxx 50 Dividend Future December 2027	EUR	8,702,149	HSBC Bank PLC	12/17/27	EUR	8,702	$ 256,800	$ —	$ 256,800
Euro Stoxx 50 Dividend Future December 2027	EUR	2,888,606	Morgan Stanley & Co. International PLC	12/17/27	EUR	2,889	68,611	—	68,611
Euro Stoxx 50 Dividend Future December 2027	EUR	2,461,608	Morgan Stanley & Co. International PLC	12/17/27	EUR	2,462	40,853	—	40,853
							$ (72,425)	$ —	$ (72,425)

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR minus 0.90%, 4.22%	At Termination	Goldman Sachs Most Shorted Rolling Index	At Termination	Goldman Sachs International	N/A	12/01/25	USD	38,400	$ 816,413	$ —	$ 816,413
1-day SOFR minus 0.90%, 4.22%	At Termination	Goldman Sachs Most Shorted Rolling Index	At Termination	Goldman Sachs International	N/A	12/01/25	USD	42,845	910,928	—	910,928
									$ 1,727,341	$ —	$ 1,727,341
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
10X Genomics, Inc., Class A	Barclays Bank PLC	$ 2,097,134	12/23/25	0.20%	1D OBFR01	Monthly	$ 236,056
1st Source Corp.	Bank of America N.A.	1,492,730	02/15/28	0.20%	1D OBFR01	Monthly	(3,758)
1st Source Corp.	UBS AG	3,841,589	04/21/28	0.20%	1D OBFR01	Monthly	(9,670)
4imprint Group PLC	SG Americas Securities LLC	7,022,189	12/08/25	0.25%	1D SONIA	Monthly	213,373
4imprint Group PLC	UBS AG	5,305,451	04/24/28	0.25%	1D SONIA	Monthly	474,265
77 Bank Ltd.	Bank of America N.A.	1,802,398	02/15/28	0.00%	1D P TONA	Monthly	272,134
77 Bank Ltd.	BNP Paribas SA	8,191,486	03/24/27	0.25%	1D TONA	Monthly	796,727
77 Bank Ltd.	Goldman Sachs Bank USA	975,678	08/19/26	0.25%	1D P TONA	Monthly	147,312
A&D HOLON Holdings Co., Ltd.	SG Americas Securities LLC	5,131,501	12/08/25	0.25%	1D P TONA	Monthly	(82,614)
A10 Networks, Inc.	Barclays Bank PLC	22,526,579	12/23/25	0.20%	1D OBFR01	Monthly	98,698
AAK AB	BNP Paribas SA	2,562,029	11/17/25	0.25%	1D STIBOR	Monthly	156,025
ABB Ltd., Class N, Registered Shares	BNP Paribas SA	32,914,199	03/22/27	0.26%	SSARON	Monthly	149,851
ABB Ltd., Class N, Registered Shares	Morgan Stanley & Co. International PLC	24,561,978	01/04/27	0.26%	SSARON	Monthly	794,391
ABB Ltd., Class N, Registered Shares	Morgan Stanley & Co. International PLC	13,750,773	01/06/27	0.26%	SSARON	Monthly	517,780
Abercrombie & Fitch Co., Class A	Bank of America N.A.	15,536,777	02/15/28	0.20%	1D OBFR01	Monthly	325,918
Aberdeen Group PLC	UBS AG	7,007,039	04/24/28	0.05%	1D SONIA	Monthly	(161,283)
ABM Industries, Inc.	Barclays Bank PLC	1,375,658	12/23/25	0.20%	1D OBFR01	Monthly	(10,881)
Academy Sports & Outdoors, Inc.	Citibank N.A.	4,009,920	06/25/26	0.20%	1D OBFR01	Monthly	(77,193)
Academy Sports & Outdoors, Inc.	Morgan Stanley & Co. International PLC	7,305,596	02/08/27	0.20%	1D FEDL01	Monthly	(137,756)
Acadian Asset Management, Inc.	SG Americas Securities LLC	16,815,271	12/08/25	0.20%	1D OBFR01	Monthly	1,449,501
Accel Entertainment, Inc., Class A	Bank of America N.A.	477,948	02/15/28	0.20%	1D OBFR01	Monthly	(6,478)
Accel Entertainment, Inc., Class A	Barclays Bank PLC	909,079	12/23/25	0.20%	1D OBFR01	Monthly	(23,466)
Accel Entertainment, Inc., Class A	BNP Paribas SA	99,271	04/16/26	0.20%	1D OBFR01	Monthly	(1,345)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Accel Entertainment, Inc., Class A	Goldman Sachs Bank USA	$ 282,205	08/19/26	0.20%	1D FEDL01	Monthly	$ (3,825)
Accel Entertainment, Inc., Class A	UBS AG	167,821	04/21/28	0.20%	1D OBFR01	Monthly	(2,274)
Accelleron Industries AG	Barclays Bank PLC	13,952,925	11/09/26	0.26%	SSARON	Monthly	656,912
Accelleron Industries AG	SG Americas Securities LLC	7,310,931	12/08/25	0.26%	SSARON	Monthly	165,389
Accelleron Industries AG	SG Americas Securities LLC	3,774,774	12/08/25	0.26%	SSARON	Monthly	84,088
Accenture PLC, Class A	SG Americas Securities LLC	33,789,394	12/08/25	0.20%	1D OBFR01	Monthly	(359,777)
Acciona SA	BNP Paribas SA	9,894,699	03/22/27	0.26%	1D ESTR	Monthly	326,211
Accor SA	UBS AG	1,374,726	09/03/29	0.26%	1D ESTR	Monthly	119,715
ACEA SpA	SG Americas Securities LLC	131,139	12/08/25	0.26%	1D ESTR	Monthly	4,251
ACS Actividades de Construccion y Servicios SA	Barclays Bank PLC	12,632,642	08/17/26	0.10%	1D ESTR	Monthly	217,023
ACS Actividades de Construccion y Servicios SA	Barclays Bank PLC	32,505,596	12/10/26	0.10%	1D ESTR	Monthly	644,773
Activia Properties, Inc.	Morgan Stanley & Co. International PLC	5,221,910	01/06/27	0.25%	1D P TONA	Monthly	54,713
AddTech AB, Class B	Barclays Bank PLC	5,654,797	08/17/26	0.26%	1D STIBOR	Monthly	179,924
AddTech AB, Class B	Barclays Bank PLC	6,539,726	01/18/27	0.28%	1D STIBOR	Monthly	208,081
AddTech AB, Class B	BNP Paribas SA	11,465,705	08/17/26	0.25%	1D STIBOR	Monthly	702,158
AddTech AB, Class B	Morgan Stanley & Co. International PLC	1,198,549	01/08/27	0.26%	1D STIBOR	Monthly	38,135
Adidas AG, Class N	UBS AG	12,721,456	04/18/28	0.26%	1D ESTR	Monthly	(1,700,600)
Adidas AG, Class N	UBS AG	20,266,244	09/03/29	0.26%	1D ESTR	Monthly	(2,796,734)
Adient PLC	Goldman Sachs Bank USA	1,968,394	08/18/26	0.20%	1D FEDL01	Monthly	(1,696)
Adient PLC	SG Americas Securities LLC	10,638,748	12/08/25	0.20%	1D OBFR01	Monthly	(525,149)
Admiral Group PLC	Morgan Stanley & Co. International PLC	21,313,094	01/04/27	0.25%	1D SONIA	Monthly	(119,092)
Admiral Group PLC	SG Americas Securities LLC	4,767,859	12/08/25	0.25%	1D SONIA	Monthly	(38,499)
Adobe, Inc.	SG Americas Securities LLC	42,597,865	12/08/25	0.20%	1D OBFR01	Monthly	(1,025,935)
Adtalem Global Education, Inc.	SG Americas Securities LLC	27,862,254	12/08/25	0.20%	1D OBFR01	Monthly	(9,197,286)
ADTRAN Holdings, Inc.	Barclays Bank PLC	6,207,310	12/23/25	0.20%	1D OBFR01	Monthly	777,445
ADTRAN Holdings, Inc.	SG Americas Securities LLC	7,973,603	12/08/25	0.20%	1D OBFR01	Monthly	1,170,010
AECOM	Barclays Bank PLC	11,094,649	12/23/25	0.20%	1D OBFR01	Monthly	356,270
AECOM	BNP Paribas SA	9,315,692	04/16/26	0.20%	1D OBFR01	Monthly	108,020
AECOM	Goldman Sachs Bank USA	2,841,072	08/19/26	0.20%	1D FEDL01	Monthly	32,944
AECOM	SG Americas Securities LLC	6,010,714	12/08/25	0.20%	1D OBFR01	Monthly	77,490
AECOM	UBS AG	5,211,464	04/18/28	0.20%	1D OBFR01	Monthly	60,430
Aercap Holdings NV	Barclays Bank PLC	21,095,270	12/23/25	0.20%	1D OBFR01	Monthly	1,834,524
AeroVironment, Inc.	UBS AG	12,401,114	04/18/28	0.20%	1D OBFR01	Monthly	(259,188)
AES Corp.	Barclays Bank PLC	776,333	12/23/25	0.20%	1D OBFR01	Monthly	(22,817)
Affirm Holdings, Inc., Class A	UBS AG	646,172	04/18/28	0.20%	1D OBFR01	Monthly	15,915
Ag Growth International, Inc.	Bank of America N.A.	828,479	02/15/28	0.20%	CABROVER	Monthly	26,786
Ag Growth International, Inc.	Morgan Stanley & Co. International PLC	1,898,924	01/04/27	0.20%	CABROVER	Monthly	10,585
Ageas SA/NV	Morgan Stanley & Co. International PLC	24,949,039	01/04/27	0.26%	1D ESTR	Monthly	93,844
Ageas SA/NV	SG Americas Securities LLC	26,844	12/08/25	0.23%	1D ESTR	Monthly	(504)
Agnico Eagle Mines Ltd.	Morgan Stanley & Co. International PLC	4,421,053	01/04/27	0.20%	CABROVER	Monthly	(50,184)
Agnico Eagle Mines Ltd.	UBS AG	1,707,053	04/18/28	0.25%	1D CORRA	Monthly	(124,752)
Agree Realty Corp.	Morgan Stanley & Co. International PLC	2,949,245	02/05/27	0.20%	1D FEDL01	Monthly	(83,602)
AIA Group Ltd.	Morgan Stanley & Co. International PLC	25,859,177	01/06/27	0.30%	HONIA	Monthly	1,698,249
AIA Group Ltd.	Morgan Stanley & Co. International PLC	22,496,150	01/11/27	0.30%	HONIA	Monthly	1,527,076
Aichi Steel Corp.	Barclays Bank PLC	1,510,269	05/12/27	0.00%	1D P TONA	Monthly	3,090
Air Liquide SA	Barclays Bank PLC	19,480,720	08/17/26	0.26%	1D ESTR	Monthly	(511,589)
Air Liquide SA	UBS AG	5,567,274	04/18/28	0.26%	1D ESTR	Monthly	(105,994)
Air Water, Inc.	SG Americas Securities LLC	2,017,675	12/08/25	0.25%	1D P TONA	Monthly	(117,012)
Airbnb, Inc., Class A	Barclays Bank PLC	24,612,473	12/23/25	0.20%	1D OBFR01	Monthly	(185,317)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Airtel Africa PLC	Morgan Stanley & Co. International PLC	$ 10,342,203	01/04/27	0.25%	1D SONIA	Monthly	$ 2,268,543
Aisin Corp.	SG Americas Securities LLC	602,758	12/08/25	0.25%	1D P TONA	Monthly	22,605
AJ Bell PLC	Barclays Bank PLC	6,405,886	12/10/26	0.25%	1D SONIA	Monthly	(207,571)
AJ Bell PLC	SG Americas Securities LLC	1,569,541	12/08/25	0.25%	1D SONIA	Monthly	(23,018)
Aker BP ASA	Bank of America N.A.	22,407,352	02/15/28	0.00%	NOWA	Monthly	1,043,452
Aker BP ASA	Bank of America N.A.	14,159,602	02/15/28	0.00%	NOWA	Monthly	673,460
Alamos Gold, Inc., Class A	UBS AG	7,965,183	04/18/28	0.25%	1D CORRA	Monthly	(1,150,093)
Alarm.com Holdings, Inc.	BNP Paribas SA	13,754,052	04/16/26	0.20%	1D OBFR01	Monthly	(516,382)
Alarm.com Holdings, Inc.	SG Americas Securities LLC	3,375,976	12/08/25	0.20%	1D OBFR01	Monthly	(170,622)
Alaska Air Group, Inc.	Barclays Bank PLC	19,501,913	12/23/25	0.20%	1D OBFR01	Monthly	(2,396,410)
Alaska Air Group, Inc.	BNP Paribas SA	4,166,980	04/16/26	0.20%	1D OBFR01	Monthly	(606,618)
Albemarle Corp.	Barclays Bank PLC	18,973,390	12/23/25	0.20%	1D OBFR01	Monthly	1,446,859
Alcon AG	Barclays Bank PLC	10,441,894	11/09/26	0.26%	SSARON	Monthly	(159,196)
Alcon AG	Morgan Stanley & Co. International PLC	2,089,795	01/06/27	0.26%	SSARON	Monthly	(32,182)
ALEC Holdings PJSC	JPMorgan Chase Bank N.A.	3,934,674	02/10/26	0.75%	1D OBFR01	Monthly	(146,520)
Alfresa Holdings Corp.	Bank of America N.A.	1,738,719	02/15/28	0.25%	1D P TONA	Monthly	31,565
Alfresa Holdings Corp.	BNP Paribas SA	7,615,192	03/24/27	0.25%	1D TONA	Monthly	134,217
Alfresa Holdings Corp.	Goldman Sachs Bank USA	1,398,746	08/19/26	0.25%	1D P TONA	Monthly	25,393
Alfresa Holdings Corp.	SG Americas Securities LLC	4,898,861	12/08/25	0.25%	1D P TONA	Monthly	126,600
Algoma Steel Group, Inc.	UBS AG	196,903	04/21/28	0.25%	1D CORRA	Monthly	(10,798)
Align Technology, Inc.	Barclays Bank PLC	5,010,088	12/23/25	0.20%	1D OBFR01	Monthly	84,992
Alignment Healthcare, Inc.	Barclays Bank PLC	12,329,214	12/23/25	0.20%	1D OBFR01	Monthly	(375,761)
Alkermes PLC	Barclays Bank PLC	3,107,414	12/23/25	0.20%	1D OBFR01	Monthly	(38,980)
Alkermes PLC	BNP Paribas SA	2,094,595	04/16/26	0.20%	1D OBFR01	Monthly	(99,433)
Alkermes PLC	SG Americas Securities LLC	2,237,557	12/08/25	0.20%	1D OBFR01	Monthly	(57,519)
Allient, Inc.	Bank of America N.A.	631,863	02/15/28	0.20%	1D OBFR01	Monthly	17,517
Allient, Inc.	BNP Paribas SA	1,275,217	04/16/26	0.20%	1D OBFR01	Monthly	35,353
Allient, Inc.	Goldman Sachs Bank USA	84,543	08/19/26	0.20%	1D FEDL01	Monthly	2,344
Allient, Inc.	UBS AG	544,819	04/21/28	0.20%	1D OBFR01	Monthly	15,104
Alm Brand A/S	Citibank N.A.	1,854,949	02/26/26	0.26%	DESTR	Monthly	19,526
Alm Brand A/S	SG Americas Securities LLC	3,044,360	12/08/25	0.26%	DESTR	Monthly	17,551
Alpha Metallurgical Resources, Inc.	Bank of America N.A.	6,155,535	02/15/28	0.20%	1D OBFR01	Monthly	803,280
Alphabet, Inc., Class A	Barclays Bank PLC	14,129,224	12/23/25	0.20%	1D OBFR01	Monthly	1,468,104
Alphabet, Inc., Class C	Barclays Bank PLC	9,898,711	12/23/25	0.20%	1D OBFR01	Monthly	1,009,132
Alphatec Holdings, Inc.	SG Americas Securities LLC	2,533,512	12/08/25	0.20%	1D OBFR01	Monthly	898,114
Alphatec Holdings, Inc.	UBS AG	1,793,504	04/21/28	0.20%	1D OBFR01	Monthly	640,995
Alps Alpine Co., Ltd.	SG Americas Securities LLC	6,263,552	12/08/25	0.25%	1D P TONA	Monthly	(41,176)
Altria Group, Inc.	SG Americas Securities LLC	10,948,793	12/08/25	0.20%	1D OBFR01	Monthly	(1,088,043)
Altus Group Ltd.	UBS AG	7,967,539	04/21/28	0.25%	1D CORRA	Monthly	36,117
Amada Co. Ltd.	Bank of America N.A.	7,515,963	02/15/28	0.25%	1D P TONA	Monthly	(49,950)
Amada Co. Ltd.	Bank of America N.A.	9,237,395	03/15/28	0.00%	1D P TONA	Monthly	(61,391)
Amada Co. Ltd.	BNP Paribas SA	8,487,120	09/07/26	0.25%	1D TONA	Monthly	(56,405)
Amada Co. Ltd.	BNP Paribas SA	5,798,131	03/24/27	0.25%	1D TONA	Monthly	(38,534)
Amada Co. Ltd.	Goldman Sachs Bank USA	1,554,571	08/19/26	0.25%	1D P TONA	Monthly	(10,332)
Amada Co. Ltd.	Goldman Sachs Bank USA	4,993,836	08/19/26	0.25%	1D P TONA	Monthly	(33,189)
Amada Co. Ltd.	SG Americas Securities LLC	5,429,588	12/08/25	0.25%	1D P TONA	Monthly	(111,202)
Amada Co. Ltd.	SG Americas Securities LLC	8,356,576	12/08/25	0.25%	1D P TONA	Monthly	(209,668)
Amada Co. Ltd.	UBS AG	5,235,124	04/18/28	0.25%	1D P TONA	Monthly	(34,792)
Amada Co. Ltd.	UBS AG	4,552,073	09/03/29	0.25%	1D P TONA	Monthly	(30,253)
Amano Corp.	SG Americas Securities LLC	1,483,893	12/08/25	0.25%	1D P TONA	Monthly	(8,729)
Amazon.com, Inc.	SG Americas Securities LLC	54,281,835	12/08/25	0.20%	1D OBFR01	Monthly	4,970,577
Ambac Financial Group, Inc.	Barclays Bank PLC	4,387,597	12/23/25	0.20%	1D OBFR01	Monthly	(52,799)
Ambac Financial Group, Inc.	SG Americas Securities LLC	3,856,845	12/08/25	0.20%	1D OBFR01	Monthly	(196,186)
Ambarella, Inc.	Barclays Bank PLC	2,835,657	12/23/25	0.20%	1D OBFR01	Monthly	193,332
Ambea AB	Barclays Bank PLC	2,192,694	01/18/27	0.28%	1D STIBOR	Monthly	126,608
Ambea AB	Goldman Sachs Bank USA	122,495	08/19/26	0.26%	1D STIBOR	Monthly	2,331
Amer Sports, Inc.	SG Americas Securities LLC	5,179,849	12/08/25	0.19%	1D OBFR01	Monthly	(371,928)
Ameren Corp.	BNP Paribas SA	1,485,351	04/16/26	0.20%	1D OBFR01	Monthly	(28,199)
American Airlines Group, Inc.	JPMorgan Chase Bank N.A.	261,473	02/09/26	0.20%	1D OBFR01	Monthly	29,225
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
American Airlines Group, Inc.	UBS AG	$ 278,850	04/18/28	0.20%	1D OBFR01	Monthly	$ 14,054
American Axle & Manufacturing Holdings, Inc.	UBS AG	12,750,523	04/21/28	0.20%	1D OBFR01	Monthly	1,416,725
American Eagle Outfitters, Inc.	SG Americas Securities LLC	15,543,841	12/08/25	0.20%	1D OBFR01	Monthly	1,242,675
American Healthcare REIT, Inc.	UBS AG	2,988,975	04/18/28	0.20%	1D OBFR01	Monthly	116,306
American Tower Corp.	Morgan Stanley & Co. International PLC	26,545,197	02/05/27	0.20%	1D FEDL01	Monthly	(1,510,012)
American Water Works Co., Inc.	BNP Paribas SA	256,849	04/16/26	0.20%	1D OBFR01	Monthly	(23,877)
Americold Realty Trust, Inc.	Morgan Stanley & Co. International PLC	15,743,954	02/08/27	0.20%	1D FEDL01	Monthly	(856,481)
Ameriprise Financial, Inc.	Barclays Bank PLC	17,342,361	12/23/25	0.20%	1D OBFR01	Monthly	(732,946)
Ameriprise Financial, Inc.	UBS AG	12,144,367	04/18/28	0.20%	1D OBFR01	Monthly	(719,169)
AMETEK, Inc.	Barclays Bank PLC	20,028,262	12/23/25	0.20%	1D OBFR01	Monthly	1,859,442
AMETEK, Inc.	BNP Paribas SA	7,170,179	04/16/26	0.20%	1D OBFR01	Monthly	630,256
AMETEK, Inc.	Goldman Sachs Bank USA	2,851,723	08/19/26	0.20%	1D FEDL01	Monthly	250,666
Amneal Pharmaceuticals, Inc., Class A	SG Americas Securities LLC	826,306	12/08/25	0.20%	1D OBFR01	Monthly	26,808
Amneal Pharmaceuticals, Inc., Class A	UBS AG	4,662,488	04/21/28	0.20%	1D OBFR01	Monthly	495,806
AMP Ltd.	Barclays Bank PLC	15,435,954	05/12/27	0.00%	1D AONIA	Monthly	(271,069)
Amphenol Corp., Class A	Morgan Stanley & Co. International PLC	4,164,654	02/05/27	0.20%	1D FEDL01	Monthly	4,538
Amplifon SpA	Barclays Bank PLC	20,474,689	08/17/26	0.26%	1D ESTR	Monthly	(1,163,759)
Amplifon SpA	Barclays Bank PLC	7,348,591	12/10/26	0.26%	1D ESTR	Monthly	(417,686)
Ampol Ltd.	Bank of America N.A.	1,470,211	02/15/28	0.25%	1D AONIA	Monthly	18,130
Ampol Ltd.	Barclays Bank PLC	2,664,214	09/09/27	0.00%	1D AONIA	Monthly	64,341
Ampol Ltd.	BNP Paribas SA	8,240,250	03/22/27	0.25%	1D AONIA	Monthly	89,799
Amrize Ltd.	Barclays Bank PLC	11,894,657	12/23/25	0.20%	1D OBFR01	Monthly	954,249
ams-OSRAM AG	Morgan Stanley & Co. International PLC	488,653	01/04/27	0.26%	SSARON	Monthly	(45,895)
Analog Devices, Inc.	Bank of America N.A.	8,903,431	02/15/28	0.00%	1D OBFR01	Monthly	(117,000)
Andersons, Inc.	Barclays Bank PLC	4,608,176	12/23/25	0.20%	1D OBFR01	Monthly	41,162
Andersons, Inc.	SG Americas Securities LLC	6,435,932	12/08/25	0.20%	1D OBFR01	Monthly	704,653
Anglo American PLC	Barclays Bank PLC	3,821,658	12/10/26	0.25%	1D SONIA	Monthly	(27,463)
ANI Pharmaceuticals, Inc.	Barclays Bank PLC	4,111,001	12/23/25	0.20%	1D OBFR01	Monthly	(138,553)
Antofagasta PLC	SG Americas Securities LLC	2,975,011	12/08/25	0.10%	1D SONIA	Monthly	23,609
Antofagasta PLC	UBS AG	1,171,035	04/18/28	0.25%	1D SONIA	Monthly	63,376
Aon PLC, Class A	Morgan Stanley & Co. International PLC	300,639	02/05/27	0.20%	1D FEDL01	Monthly	13,468
AP Moller - Maersk A/S, Class A	Goldman Sachs Bank USA	509,999	08/19/26	0.26%	DETNT/N	Monthly	27,962
AP Moller - Maersk A/S, Class A	Morgan Stanley & Co. International PLC	2,707,953	01/04/27	0.26%	DESTR	Monthly	93,157
AP Moller - Maersk A/S, Class A	Morgan Stanley & Co. International PLC	8,912,930	01/06/27	0.26%	DESTR	Monthly	306,617
AP Moller - Maersk A/S, Class B	Barclays Bank PLC	22,709,776	05/12/27	0.28%	DESTR	Monthly	785,362
Appian Corp., Class A	Barclays Bank PLC	1,917,471	12/23/25	0.20%	1D OBFR01	Monthly	(38,914)
Appian Corp., Class A	Citibank N.A.	2,497,921	06/25/26	0.20%	1D OBFR01	Monthly	(50,694)
Apple, Inc.	SG Americas Securities LLC	6,929,154	12/08/25	0.20%	1D OBFR01	Monthly	346,502
Applied Digital Corp.	Barclays Bank PLC	2,579,643	12/23/25	0.20%	1D OBFR01	Monthly	340,358
Applied Industrial Technologies, Inc.	Bank of America N.A.	22,755,711	02/15/28	0.20%	1D OBFR01	Monthly	836,924
Aptiv PLC	Barclays Bank PLC	9,183,832	12/23/25	0.20%	1D OBFR01	Monthly	(330,875)
Arcadis NV	Morgan Stanley & Co. International PLC	18,286,480	01/04/27	0.26%	1D ESTR	Monthly	(2,843,188)
ArcBest Corp.	Barclays Bank PLC	1,249,514	12/23/25	0.20%	1D OBFR01	Monthly	(24,720)
Arch Capital Group Ltd.	Morgan Stanley & Co. International PLC	701,974	02/05/27	0.20%	1D FEDL01	Monthly	1,366
Archer Aviation, Inc., Class A	SG Americas Securities LLC	347,766	12/08/25	0.20%	1D OBFR01	Monthly	(21,960)
Archrock, Inc.	Barclays Bank PLC	12,887,006	12/23/25	0.20%	1D OBFR01	Monthly	15,149
Archrock, Inc.	Goldman Sachs Bank USA	150,223	08/19/26	0.20%	1D FEDL01	Monthly	5,997
Arcosa, Inc.	Barclays Bank PLC	2,060,728	12/23/25	0.20%	1D OBFR01	Monthly	216,320
Arcosa, Inc.	Citibank N.A.	2,296,396	06/25/26	0.20%	1D OBFR01	Monthly	241,058

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Argan, Inc.	Barclays Bank PLC	$ 1,032,591	12/23/25	0.20%	1D OBFR01	Monthly	$ 38,225
Arista Networks, Inc.	Morgan Stanley & Co. International PLC	6,095,147	02/05/27	0.20%	1D FEDL01	Monthly	440,000
Aristocrat Leisure Ltd.	Barclays Bank PLC	21,511,928	09/09/27	0.00%	1D AONIA	Monthly	(341,889)
Aristocrat Leisure Ltd.	Goldman Sachs Bank USA	58,900	08/19/26	0.30%	1D AONIA	Monthly	(2,175)
Aristocrat Leisure Ltd.	Morgan Stanley & Co. International PLC	8,702,035	01/06/27	0.29%	1D AONIA	Monthly	(138,708)
Aristocrat Leisure Ltd.	Morgan Stanley & Co. International PLC	34,238,131	01/07/27	0.29%	1D AONIA	Monthly	(545,745)
Aristocrat Leisure Ltd.	SG Americas Securities LLC	13,841,972	12/08/25	0.30%	1D AONIA	Monthly	(749,640)
Aritzia, Inc.	BNP Paribas SA	170,006	08/17/26	0.20%	CABROVER	Monthly	18,383
Aritzia, Inc.	SG Americas Securities LLC	17,101,268	12/08/25	0.20%	CABROVER	Monthly	3,378,028
Arkema SA	Morgan Stanley & Co. International PLC	234,643	01/06/27	0.26%	1D ESTR	Monthly	(5,384)
Artis Real Estate Investment Trust	Goldman Sachs Bank USA	1,109	08/19/26	0.20%	1D CORRA	Monthly	9
Artisan Partners Asset Management, Inc., Class A	Barclays Bank PLC	6,542,068	12/23/25	0.20%	1D OBFR01	Monthly	19,550
Asahi Group Holdings Ltd.	Barclays Bank PLC	18,592,746	05/12/27	0.21%	1D P TONA	Monthly	(855,573)
Asahi Group Holdings Ltd.	SG Americas Securities LLC	5,655,068	12/08/25	0.25%	1D P TONA	Monthly	(392,462)
Asahi Intecc Co., Ltd.	SG Americas Securities LLC	4,341,678	12/08/25	0.25%	1D P TONA	Monthly	47,625
Asahi Kasei Corp.	Barclays Bank PLC	15,314,631	05/12/27	0.00%	1D P TONA	Monthly	(424,837)
Asahi Kasei Corp.	Barclays Bank PLC	14,196,518	09/09/27	0.00%	1D P TONA	Monthly	(380,953)
Asahi Kasei Corp.	BNP Paribas SA	5,613,194	09/07/26	0.25%	1D TONA	Monthly	(60,457)
Asahi Kasei Corp.	Goldman Sachs Bank USA	682,858	08/19/26	0.25%	1D P TONA	Monthly	3,668
Asahi Kasei Corp.	UBS AG	2,247,486	09/03/29	0.25%	1D P TONA	Monthly	12,073
Ascendis Pharma A/S, ADR	BNP Paribas SA	3,761,713	04/16/26	0.20%	1D OBFR01	Monthly	(100,254)
Ascendis Pharma A/S, ADR	SG Americas Securities LLC	4,127,373	12/08/25	0.20%	1D OBFR01	Monthly	(167,546)
ASGN, Inc.	Barclays Bank PLC	3,133,234	12/23/25	0.20%	1D OBFR01	Monthly	(231,443)
ASGN, Inc.	Citibank N.A.	10,507,909	06/25/26	0.20%	1D OBFR01	Monthly	(776,189)
ASM International NV	Morgan Stanley & Co. International PLC	4,125,661	01/06/27	0.26%	1D ESTR	Monthly	73,012
ASML Holding NV	Morgan Stanley & Co. International PLC	1,740,696	01/06/27	0.26%	1D ESTR	Monthly	(26,798)
ASML Holding NV	SG Americas Securities LLC	22,375,657	12/08/25	0.26%	1D ESTR	Monthly	(80,175)
Asmpt Ltd.	Barclays Bank PLC	1,990,220	09/09/27	0.15%	HONIA	Monthly	(41,897)
ASR Nederland NV	BNP Paribas SA	7,815,951	08/17/26	0.26%	1D ESTR	Monthly	29,576
ASR Nederland NV	UBS AG	7,790,972	04/18/28	0.26%	1D ESTR	Monthly	32,731
Astellas Pharma, Inc.	BNP Paribas SA	1,301,882	09/07/26	0.15%	1D TONA	Monthly	21,226
Astellas Pharma, Inc.	Goldman Sachs Bank USA	5,108,626	08/19/26	0.25%	1D P TONA	Monthly	87,504
Astellas Pharma, Inc.	SG Americas Securities LLC	3,030,282	12/08/25	0.25%	1D P TONA	Monthly	(65,850)
Astellas Pharma, Inc.	SG Americas Securities LLC	10,601,709	12/08/25	0.25%	1D P TONA	Monthly	(223,057)
AT&T, Inc.	SG Americas Securities LLC	10,458,347	12/08/25	0.20%	1D OBFR01	Monthly	(249,838)
Atco Ltd., Class I	Morgan Stanley & Co. International PLC	16,843,727	01/04/27	0.20%	CABROVER	Monthly	(482,930)
Athabasca Oil Corp.	Morgan Stanley & Co. International PLC	808,189	01/04/27	0.20%	CABROVER	Monthly	29,168
AtriCure, Inc.	SG Americas Securities LLC	4,077,910	12/08/25	0.20%	1D OBFR01	Monthly	(61,610)
Aurizon Holdings Ltd.	Barclays Bank PLC	4,253,243	09/09/27	0.00%	1D AONIA	Monthly	10,999
Aurubis AG	UBS AG	403,562	04/18/28	0.26%	1D ESTR	Monthly	28,931
Auto1 Group SE	BNP Paribas SA	1,890,215	03/24/27	0.26%	1D ESTR	Monthly	127,635
Autobacs Seven Co. Ltd.	BNP Paribas SA	1,819,033	03/24/27	0.15%	1D TONA	Monthly	(23,644)
Autobacs Seven Co. Ltd.	SG Americas Securities LLC	2,601,977	12/08/25	0.25%	1D P TONA	Monthly	(9,304)
Autodesk, Inc.	UBS AG	551,585	04/18/28	0.20%	1D OBFR01	Monthly	(6,762)
Autoliv, Inc.	Morgan Stanley & Co. International PLC	839,134	02/05/27	0.20%	1D FEDL01	Monthly	3,227
AutoNation, Inc.	Barclays Bank PLC	3,029,078	12/23/25	0.20%	1D OBFR01	Monthly	(231,897)
AutoZone, Inc.	Morgan Stanley & Co. International PLC	515,568	02/05/27	0.20%	1D FEDL01	Monthly	(4,822)
Avio SpA	Barclays Bank PLC	6,897,480	12/10/26	0.26%	1D ESTR	Monthly	(959,143)
Aviva PLC	BNP Paribas SA	260,519	08/17/26	0.25%	1D SONIA	Monthly	(1,138)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Aviva PLC	Morgan Stanley & Co. International PLC	$ 354,753	01/27/27	0.25%	1D SONIA	Monthly	$ 2,057
Avon Technologies PLC	BNP Paribas SA	1,799,552	03/17/27	0.25%	1D SONIA	Monthly	(35,032)
AXA SA	Barclays Bank PLC	16,521,171	08/17/26	0.26%	1D ESTR	Monthly	(718,420)
AXA SA	UBS AG	9,062,011	04/18/28	0.26%	1D ESTR	Monthly	(532,805)
Axalta Coating Systems Ltd.	Barclays Bank PLC	228,519	12/23/25	0.20%	1D OBFR01	Monthly	(7,848)
Axcelis Technologies, Inc.	BNP Paribas SA	11,543,841	04/16/26	0.20%	1D OBFR01	Monthly	(580,155)
Axcelis Technologies, Inc.	SG Americas Securities LLC	13,574,245	12/08/25	0.20%	1D OBFR01	Monthly	(789,032)
Axis Capital Holdings Ltd.	Morgan Stanley & Co. International PLC	405,769	02/05/27	0.20%	1D FEDL01	Monthly	1,091
Ayvens SA	UBS AG	2,579,244	04/24/28	0.26%	1D ESTR	Monthly	218,639
Azbil Corp.	Barclays Bank PLC	15,801,536	05/12/27	0.25%	1D P TONA	Monthly	1,234,982
Azenta, Inc.	Bank of America N.A.	8,723,946	02/15/28	0.20%	1D OBFR01	Monthly	(503,566)
B2Gold Corp.	Morgan Stanley & Co. International PLC	1,352,649	01/04/27	0.20%	CABROVER	Monthly	(207,095)
B2Gold Corp.	UBS AG	2,522,605	04/18/28	0.25%	1D CORRA	Monthly	(571,875)
Babcock International Group PLC	Barclays Bank PLC	8,039,059	08/17/26	0.25%	1D SONIA	Monthly	153,752
Babcock International Group PLC	Barclays Bank PLC	441,078	12/10/26	0.25%	1D SONIA	Monthly	848
Badger Infrastructure Solutions Ltd.	UBS AG	8,489,001	04/21/28	0.25%	1D CORRA	Monthly	821,153
BAE Systems PLC	Barclays Bank PLC	19,076,453	08/17/26	0.25%	1D SONIA	Monthly	42,025
BAE Systems PLC	Morgan Stanley & Co. International PLC	34,200,429	01/27/27	0.25%	1D SONIA	Monthly	75,343
BAE Systems PLC	SG Americas Securities LLC	8,767,805	12/08/25	0.21%	1D SONIA	Monthly	(664,945)
Balfour Beatty PLC	Bank of America N.A.	35,680,813	02/15/28	0.00%	1D SONIA	Monthly	548,574
Balfour Beatty PLC	Goldman Sachs Bank USA	4,823,620	08/19/26	0.25%	1D SONIA	Monthly	78,417
Ball Corp.	UBS AG	2,166,424	04/18/28	0.20%	1D OBFR01	Monthly	(51,142)
Banca IFIS SpA	Bank of America N.A.	556,367	02/15/28	0.26%	1D ESTR	Monthly	4,861
Banca IFIS SpA	Goldman Sachs Bank USA	751,222	08/19/26	0.26%	1D ESTR	Monthly	6,564
Banca IFIS SpA	UBS AG	1,367,788	04/24/28	0.26%	1D ESTR	Monthly	6,618
Banca Mediolanum SpA	Barclays Bank PLC	1,719,603	08/17/26	0.26%	1D ESTR	Monthly	75,324
Banca Mediolanum SpA	Morgan Stanley & Co. International PLC	3,986,520	01/04/27	0.26%	1D ESTR	Monthly	174,621
Banca Monte dei Paschi di Siena SpA	Bank of America N.A.	11,843,005	02/15/28	0.26%	1D ESTR	Monthly	850,771
Banca Monte dei Paschi di Siena SpA	Barclays Bank PLC	17,259,842	08/17/26	0.26%	1D ESTR	Monthly	1,392,294
Banca Monte dei Paschi di Siena SpA	BNP Paribas SA	5,040,970	08/17/26	0.26%	1D ESTR	Monthly	362,130
Banca Monte dei Paschi di Siena SpA	Citibank N.A.	5,666,604	06/25/26	0.26%	1D ESTR	Monthly	457,106
Banca Monte dei Paschi di Siena SpA	Goldman Sachs Bank USA	4,867,334	08/19/26	0.26%	1D ESTR	Monthly	349,657
Banca Monte dei Paschi di Siena SpA	Morgan Stanley & Co. International PLC	1,987,545	01/04/27	0.26%	1D ESTR	Monthly	160,329
Bandwidth, Inc., Class A	Bank of America N.A.	158,507	02/15/28	0.20%	1D OBFR01	Monthly	7,289
Bandwidth, Inc., Class A	Barclays Bank PLC	2,527,472	12/23/25	0.20%	1D OBFR01	Monthly	(1,564)
Bandwidth, Inc., Class A	Goldman Sachs Bank USA	781,357	08/19/26	0.20%	1D FEDL01	Monthly	35,930
Bandwidth, Inc., Class A	SG Americas Securities LLC	65,812	12/08/25	0.20%	1D OBFR01	Monthly	(81)
Bank Hapoalim BM	Barclays Bank PLC	1,476,130	10/07/26	0.60%	SHIR	Monthly	28,458
Bank Hapoalim BM	BNP Paribas SA	515,301	07/19/27	0.70%	SHIR	Monthly	8,803
Bank Hapoalim BM	Citibank N.A.	3,354,798	07/13/26	0.55%	SHIR	Monthly	64,676
Bank Leumi Le-Israel BM	Morgan Stanley & Co. International PLC	1,658,264	05/23/27	0.75%	SHIR	Monthly	59,303
Bank of America Corp.	Barclays Bank PLC	17,254,630	12/23/25	0.20%	1D OBFR01	Monthly	793,510
Bank of Queensland Ltd.	Morgan Stanley & Co. International PLC	6,289,399	01/06/27	0.29%	1D AONIA	Monthly	(197,597)
Bankinter SA	Barclays Bank PLC	3,212,458	08/17/26	0.26%	1D ESTR	Monthly	15,630
Bankinter SA	Morgan Stanley & Co. International PLC	1,021,383	01/06/27	0.26%	1D ESTR	Monthly	741
Barclays PLC	SG Americas Securities LLC	66,931,185	12/08/25	0.25%	1D SONIA	Monthly	4,254,316
Barclays PLC	SG Americas Securities LLC	21,314,114	12/08/25	0.25%	1D SONIA	Monthly	1,418,914

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Barco NV	Barclays Bank PLC	$ 4,639,045	12/10/26	0.26%	1D ESTR	Monthly	$ (182,571)
Barrick Mining Corp.	Morgan Stanley & Co. International PLC	23,523,693	01/04/27	0.20%	CABROVER	Monthly	972,324
Barrick Mining Corp.	UBS AG	3,382,755	04/18/28	0.25%	1D CORRA	Monthly	(54,764)
Bath & Body Works, Inc.	SG Americas Securities LLC	11,213,956	12/08/25	0.20%	1D OBFR01	Monthly	(655,585)
Bausch Health Cos, Inc.	UBS AG	757,508	04/21/28	0.25%	1D CORRA	Monthly	125,060
BAWAG Group AG	Morgan Stanley & Co. International PLC	40,344,205	01/04/27	0.26%	1D ESTR	Monthly	1,421,784
BAWAG Group AG	Morgan Stanley & Co. International PLC	17,712,288	01/06/27	0.26%	1D ESTR	Monthly	624,205
BayCurrent, Inc.	SG Americas Securities LLC	4,876,773	12/08/25	0.25%	1D P TONA	Monthly	(716,908)
BE Semiconductor Industries NV	Barclays Bank PLC	5,555,517	12/10/26	0.26%	1D ESTR	Monthly	325,915
Beach Energy Ltd.	Barclays Bank PLC	166,353	05/12/27	0.00%	1D AONIA	Monthly	3,675
Beach Energy Ltd.	JPMorgan Chase Bank N.A.	583,540	02/10/26	0.25%	1D AONIA	Monthly	49,354
Bega Cheese Ltd.	Bank of America N.A.	1,930,782	02/15/28	0.25%	1D AONIA	Monthly	50,246
Bega Cheese Ltd.	Goldman Sachs Bank USA	847,591	08/19/26	0.30%	1D AONIA	Monthly	22,057
Beijer Ref AB, Class B	BNP Paribas SA	230,837	11/17/25	0.25%	1D STIBOR	Monthly	(1,660)
Beijer Ref AB, Class B	SG Americas Securities LLC	375,384	12/08/25	0.26%	1D STIBOR	Monthly	(8,207)
Belimo Holding AG, Registered Shares	Bank of America N.A.	6,268,779	02/15/28	0.26%	SSARON	Monthly	535,042
Bellevue Gold Ltd.	Barclays Bank PLC	449,879	05/12/27	0.00%	1D AONIA	Monthly	3,479
Bellway PLC	SG Americas Securities LLC	2,583,449	12/08/25	0.25%	1D SONIA	Monthly	142,593
Benchmark Electronics, Inc.	Goldman Sachs Bank USA	4,972,440	08/19/26	0.20%	1D FEDL01	Monthly	474,868
Benchmark Electronics, Inc.	SG Americas Securities LLC	3,024,250	12/08/25	0.20%	1D OBFR01	Monthly	452,210
Bezeq The Israeli Telecommunication Corp. Ltd.	Barclays Bank PLC	15,174,609	04/06/26	0.60%	SHIR	Monthly	120,423
BGC Group, Inc., Class A	Citibank N.A.	1,175,604	06/25/26	0.20%	1D OBFR01	Monthly	(20,225)
BGC Group, Inc., Class A	JPMorgan Chase Bank N.A.	880,883	02/10/26	0.20%	1D OBFR01	Monthly	1,932
BGC Group, Inc., Class A	SG Americas Securities LLC	598,136	12/08/25	0.20%	1D OBFR01	Monthly	6,274
Bic Camera, Inc.	Bank of America N.A.	218,985	02/15/28	0.25%	1D P TONA	Monthly	(3,264)
Bic Camera, Inc.	Barclays Bank PLC	2,237,949	05/12/27	0.00%	1D P TONA	Monthly	(57,553)
Bic Camera, Inc.	Goldman Sachs Bank USA	2,054,776	08/19/26	0.05%	1D P TONA	Monthly	(30,627)
BioMarin Pharmaceutical, Inc.	Barclays Bank PLC	2,740,763	12/23/25	0.20%	1D OBFR01	Monthly	10,271
BioMarin Pharmaceutical, Inc.	BNP Paribas SA	1,753,563	04/16/26	0.20%	1D OBFR01	Monthly	15,854
BioMarin Pharmaceutical, Inc.	SG Americas Securities LLC	1,347,890	12/08/25	0.20%	1D OBFR01	Monthly	(27,604)
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley & Co. International PLC	9,541,857	02/05/27	0.20%	1D FEDL01	Monthly	(411,994)
Bio-Techne Corp.	Morgan Stanley & Co. International PLC	3,193,136	02/05/27	0.20%	1D FEDL01	Monthly	(61,070)
BIPROGY, Inc.	Barclays Bank PLC	20,283,571	05/12/27	0.00%	1D P TONA	Monthly	445,296
Birchcliff Energy Ltd.	Barclays Bank PLC	4,600,498	12/23/25	0.20%	CABROVER	Monthly	78,702
Birkenstock Holding Plc	Morgan Stanley & Co. International PLC	1,356,378	02/05/27	0.20%	1D FEDL01	Monthly	(100,530)
BJ’s Wholesale Club Holdings, Inc.	SG Americas Securities LLC	5,739,190	12/08/25	0.20%	1D OBFR01	Monthly	(278,896)
Blackbaud, Inc.	BNP Paribas SA	7,160,156	04/16/26	0.20%	1D OBFR01	Monthly	67,719
Block, Inc., Class A	Morgan Stanley & Co. International PLC	511,569	02/05/27	0.20%	1D FEDL01	Monthly	(37)
Bloom Energy Corp., Class A	UBS AG	3,863,458	04/18/28	0.20%	1D OBFR01	Monthly	978,885
BlueLinx Holdings, Inc.	Bank of America N.A.	862,063	02/15/28	0.20%	1D OBFR01	Monthly	(89,806)
BlueLinx Holdings, Inc.	Barclays Bank PLC	3,152,219	12/23/25	0.20%	1D OBFR01	Monthly	(278,421)
BlueLinx Holdings, Inc.	Goldman Sachs Bank USA	507,771	08/19/26	0.20%	1D FEDL01	Monthly	(52,897)
BlueLinx Holdings, Inc.	SG Americas Securities LLC	2,568,302	12/08/25	0.20%	1D OBFR01	Monthly	(310,818)
BML, Inc.	BNP Paribas SA	3,170,697	03/24/27	0.25%	1D TONA	Monthly	72,465
BNP Paribas SA	Citibank N.A.	7,618,321	06/25/26	0.26%	1D ESTR	Monthly	(130,383)
BNP Paribas SA	Citibank N.A.	18,155,090	07/06/26	0.26%	1D ESTR	Monthly	(310,714)
BNP Paribas SA	JPMorgan Chase Bank N.A.	9,703,486	02/10/26	0.26%	1D ESTR	Monthly	(1,032,300)
BNP Paribas SA	JPMorgan Chase Bank N.A.	15,502,590	02/10/26	0.26%	1D ESTR	Monthly	(1,649,235)
BNP Paribas SA	Morgan Stanley & Co. International PLC	19,588,581	01/04/27	0.26%	1D ESTR	Monthly	(331,294)
BNP Paribas SA	Morgan Stanley & Co. International PLC	1,691,553	01/06/27	0.26%	1D ESTR	Monthly	4,389
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Boise Cascade Co.	Barclays Bank PLC	$ 11,626,785	12/23/25	0.20%	1D OBFR01	Monthly	$ (77,492)
Boliden AB	Morgan Stanley & Co. International PLC	525,099	01/08/27	0.26%	1D STIBOR	Monthly	18,257
Booking Holdings, Inc.	SG Americas Securities LLC	12,422,708	12/08/25	0.20%	1D OBFR01	Monthly	(129,499)
Boot Barn Holdings, Inc.	BNP Paribas SA	1,634,676	04/16/26	0.20%	1D OBFR01	Monthly	12,244
Booz Allen Hamilton Holding Corp., Class A	SG Americas Securities LLC	10,692,883	12/08/25	0.20%	1D OBFR01	Monthly	(1,638,266)
Booz Allen Hamilton Holding Corp., Class A	UBS AG	12,892,883	04/18/28	0.20%	1D OBFR01	Monthly	(1,229,741)
BorgWarner, Inc.	SG Americas Securities LLC	26,810,273	12/08/25	0.20%	1D OBFR01	Monthly	78,906
BorgWarner, Inc.	UBS AG	40,939,562	04/18/28	0.20%	1D OBFR01	Monthly	612,639
Boston Scientific Corp.	Barclays Bank PLC	8,672,776	12/23/25	0.20%	1D OBFR01	Monthly	(152,468)
Box, Inc., Class A	BNP Paribas SA	2,189,997	04/16/26	0.20%	1D OBFR01	Monthly	(42,823)
Bravura Solutions Ltd.	Barclays Bank PLC	2,579,232	05/12/27	0.00%	1D AONIA	Monthly	(146,679)
Bridgebio Pharma, Inc.	Barclays Bank PLC	731,881	12/23/25	0.20%	1D OBFR01	Monthly	65,589
Bridgestone Corp.	BNP Paribas SA	12,170,537	03/24/27	0.15%	1D TONA	Monthly	463,256
Bridgestone Corp.	SG Americas Securities LLC	4,353,482	12/08/25	0.25%	1D P TONA	Monthly	(22,894)
Bright Horizons Family Solutions, Inc.	Barclays Bank PLC	843,731	12/23/25	0.20%	1D OBFR01	Monthly	55,341
Brighthouse Financial, Inc.	Barclays Bank PLC	4,661,750	12/23/25	0.20%	1D OBFR01	Monthly	1,051,071
Brighthouse Financial, Inc.	Citibank N.A.	4,413,905	06/25/26	0.20%	1D OBFR01	Monthly	995,190
BrightSpring Health Services, Inc.	SG Americas Securities LLC	11,531,155	12/08/25	0.20%	1D OBFR01	Monthly	1,660,422
Brightstar Lottery PLC	UBS AG	1,187,669	04/18/28	0.20%	1D OBFR01	Monthly	(14,922)
Brinker International, Inc.	SG Americas Securities LLC	4,651,100	12/08/25	0.20%	1D OBFR01	Monthly	(491,487)
Brink’s Co.	Barclays Bank PLC	18,811,034	12/23/25	0.20%	1D OBFR01	Monthly	(418,611)
Bristol-Myers Squibb Co.	Morgan Stanley & Co. International PLC	34,121,919	02/05/27	0.20%	1D FEDL01	Monthly	1,189,261
British American Tobacco PLC	Barclays Bank PLC	1,670,214	08/17/26	0.25%	1D SONIA	Monthly	1,716
British American Tobacco PLC	Morgan Stanley & Co. International PLC	2,064,527	01/27/27	0.25%	1D SONIA	Monthly	2,121
British Land Co PLC	BNP Paribas SA	161,877	03/22/27	0.25%	1D SONIA	Monthly	(2,784)
Broadstone Net Lease, Inc.	Barclays Bank PLC	1,515,605	12/23/25	0.20%	1D OBFR01	Monthly	(7,207)
Brookdale Senior Living, Inc.	Bank of America N.A.	1,100,580	02/15/28	0.20%	1D OBFR01	Monthly	57,465
Brookdale Senior Living, Inc.	Goldman Sachs Bank USA	1,266,508	08/19/26	0.20%	1D FEDL01	Monthly	66,129
Brookdale Senior Living, Inc.	SG Americas Securities LLC	1,196,108	12/08/25	0.20%	1D OBFR01	Monthly	169,400
Brookfield Infrastructure Corp., Class A	Morgan Stanley & Co. International PLC	68,270,129	01/04/27	0.20%	CABROVER	Monthly	2,454,670
Brookfield Infrastructure Corp., Class A	Morgan Stanley & Co. International PLC	33,867,522	01/06/27	0.20%	CABROVER	Monthly	1,223,061
Brother Industries Ltd.	JPMorgan Chase Bank N.A.	316,235	02/10/26	0.25%	1D P TONA	Monthly	7,159
Brother Industries Ltd.	UBS AG	899,315	04/03/28	0.25%	1D P TONA	Monthly	28,314
Brunswick Corp.	UBS AG	15,289,477	04/21/28	0.20%	1D OBFR01	Monthly	715,159
Buckle, Inc.	Morgan Stanley & Co. International PLC	13,004,453	02/08/27	0.20%	1D FEDL01	Monthly	(88,531)
Burberry Group PLC	Bank of America N.A.	360,737	02/15/28	0.25%	1D SONIA	Monthly	11,745
Burberry Group PLC	Barclays Bank PLC	4,446,200	08/17/26	0.25%	1D SONIA	Monthly	(10,488)
Burberry Group PLC	Barclays Bank PLC	3,581,199	12/10/26	0.25%	1D SONIA	Monthly	(8,448)
Bureau Veritas SA	Barclays Bank PLC	17,364,295	08/17/26	0.26%	1D ESTR	Monthly	285,659
Bureau Veritas SA	Morgan Stanley & Co. International PLC	7,370,952	01/04/27	0.26%	1D ESTR	Monthly	145,081
Bureau Veritas SA	Morgan Stanley & Co. International PLC	10,507,186	01/06/27	0.26%	1D ESTR	Monthly	185,133
C3.ai, Inc., Class A	SG Americas Securities LLC	6,341,504	12/08/25	0.20%	1D OBFR01	Monthly	(362,247)
Cabot Corp.	Barclays Bank PLC	8,920,777	12/23/25	0.20%	1D OBFR01	Monthly	(447,043)
CACI International, Inc., Class A	Barclays Bank PLC	6,093,674	12/23/25	0.20%	1D OBFR01	Monthly	493,084
CAE, Inc.	SG Americas Securities LLC	3,080,337	12/08/25	0.20%	CABROVER	Monthly	(39,383)
Cal-Maine Foods, Inc.	Bank of America N.A.	4,296,119	02/15/28	0.20%	1D OBFR01	Monthly	(242,392)
Camden Property Trust	UBS AG	4,260,303	04/18/28	0.20%	1D OBFR01	Monthly	(91,196)
Cameco Corp.	Morgan Stanley & Co. International PLC	13,546,428	01/04/27	0.20%	CABROVER	Monthly	3,033,203
Campbell’s Co.	Bank of America N.A.	4,366,986	02/15/28	0.20%	1D OBFR01	Monthly	(2,897)
Camtek Ltd/Israel	SG Americas Securities LLC	2,522,353	12/08/25	0.20%	1D OBFR01	Monthly	144,978

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Canada Goose Holdings, Inc.	Morgan Stanley & Co. International PLC	$ 1,388,561	01/04/27	0.20%	CABROVER	Monthly	$ 91,712
Canadian Apartment Properties REIT	Barclays Bank PLC	877,860	10/23/26	0.20%	CABROVER	Monthly	(22,833)
Canadian Apartment Properties REIT	Morgan Stanley & Co. International PLC	17,645,131	01/04/27	0.20%	CABROVER	Monthly	(458,952)
Canadian Apartment Properties REIT	UBS AG	17,624,262	04/18/28	0.25%	1D CORRA	Monthly	(580,312)
Canadian National Railway Co.	UBS AG	10,396,595	09/04/29	0.25%	1D CORRA	Monthly	7,814
Canadian Natural Resources Ltd.	Barclays Bank PLC	11,441,782	10/23/26	0.20%	CABROVER	Monthly	652,276
Canadian Natural Resources Ltd.	Goldman Sachs Bank USA	11,435,101	08/18/26	0.20%	1D CORRA	Monthly	398,224
Canadian Natural Resources Ltd.	Morgan Stanley & Co. International PLC	31,201,923	01/06/27	0.20%	CABROVER	Monthly	1,778,767
Canadian Pacific Kansas City Ltd.	BNP Paribas SA	268,414	08/17/26	0.20%	CABROVER	Monthly	(2,803)
Canon Marketing Japan, Inc.	Barclays Bank PLC	7,196,802	05/12/27	0.24%	1D P TONA	Monthly	315,191
Canon Marketing Japan, Inc.	SG Americas Securities LLC	105,680	12/08/25	0.25%	1D P TONA	Monthly	6,750
Canon, Inc.	Barclays Bank PLC	33,906,498	09/09/27	0.15%	1D P TONA	Monthly	(1,041,824)
Canon, Inc.	SG Americas Securities LLC	4,677,225	12/08/25	0.25%	1D P TONA	Monthly	(73,758)
Canon, Inc.	SG Americas Securities LLC	6,912,081	12/08/25	0.25%	1D P TONA	Monthly	(157,650)
Capgemini SE	UBS AG	12,685,330	04/18/28	0.26%	1D ESTR	Monthly	1,101,217
Capri Holdings Ltd.	Morgan Stanley & Co. International PLC	3,056,777	02/08/27	0.20%	1D FEDL01	Monthly	(230,212)
Cardinal Health, Inc.	Barclays Bank PLC	25,848,461	12/23/25	0.20%	1D OBFR01	Monthly	5,063,719
Cargojet, Inc.	Morgan Stanley & Co. International PLC	2,903,306	01/04/27	0.20%	CABROVER	Monthly	26,524
Cargojet, Inc.	SG Americas Securities LLC	1,659,626	12/08/25	0.20%	CABROVER	Monthly	(142,201)
Carl Zeiss Meditec AG	UBS AG	1,479,737	04/24/28	0.26%	1D ESTR	Monthly	(27,597)
Carlsberg A/S, Class B	Morgan Stanley & Co. International PLC	1,714,011	01/06/27	0.26%	DESTR	Monthly	(14,281)
CarMax, Inc.	SG Americas Securities LLC	28,304,342	12/08/25	0.20%	1D OBFR01	Monthly	(1,563,247)
Carmila SA	Morgan Stanley & Co. International PLC	3,547,528	01/04/27	0.26%	1D ESTR	Monthly	(348,003)
Carnival Corp.	SG Americas Securities LLC	5,575,287	12/08/25	0.20%	1D OBFR01	Monthly	21,682
Carnival PLC	Barclays Bank PLC	3,938,695	08/17/26	0.25%	1D SONIA	Monthly	(74,039)
Carnival PLC	Barclays Bank PLC	4,618,179	12/10/26	0.25%	1D SONIA	Monthly	(92,025)
Carnival PLC	Morgan Stanley & Co. International PLC	3,922,567	01/04/27	0.25%	1D SONIA	Monthly	(78,513)
Carnival PLC	SG Americas Securities LLC	2,897,851	12/08/25	0.25%	1D SONIA	Monthly	(12,245)
Carnival PLC	SG Americas Securities LLC	2,279,229	12/08/25	0.25%	1D SONIA	Monthly	(9,631)
Carpenter Technology Corp.	UBS AG	3,293,543	04/18/28	0.20%	1D OBFR01	Monthly	333,305
Castle Biosciences, Inc.	Bank of America N.A.	2,589,168	02/15/28	0.20%	1D OBFR01	Monthly	343,919
Castle Biosciences, Inc.	BNP Paribas SA	2,717,475	04/16/26	0.20%	1D OBFR01	Monthly	360,962
Castle Biosciences, Inc.	Goldman Sachs Bank USA	328,623	08/19/26	0.20%	1D FEDL01	Monthly	43,651
Castle Biosciences, Inc.	UBS AG	3,730,087	04/21/28	0.20%	1D OBFR01	Monthly	495,467
CBL & Associates Properties, Inc.	BNP Paribas SA	2,096,016	04/16/26	0.20%	1D OBFR01	Monthly	(14,081)
CBL & Associates Properties, Inc.	SG Americas Securities LLC	589,307	12/08/25	0.20%	1D OBFR01	Monthly	12,413
CCL Industries, Inc., Class B	Morgan Stanley & Co. International PLC	5,455,853	01/04/27	0.20%	CABROVER	Monthly	(93,216)
Celanese Corp., Class A	BNP Paribas SA	15,820,954	04/16/26	0.20%	1D OBFR01	Monthly	(688,894)
Cembra Money Bank AG	Morgan Stanley & Co. International PLC	8,868,499	01/04/27	0.26%	SSARON	Monthly	139,545
Centene Corp.	UBS AG	5,504,471	04/18/28	0.20%	1D OBFR01	Monthly	(50,417)
Centerra Gold, Inc.	Bank of America N.A.	409,831	02/15/28	0.20%	CABROVER	Monthly	(25,717)
Centerra Gold, Inc.	Morgan Stanley & Co. International PLC	12,676,711	01/04/27	0.20%	CABROVER	Monthly	780,344
Centerra Gold, Inc.	UBS AG	13,767,565	04/21/28	0.25%	1D CORRA	Monthly	(863,909)
Central Garden & Pet Co., Class A	Barclays Bank PLC	1,059,181	12/23/25	0.20%	1D OBFR01	Monthly	(19,282)
Centuri Holdings, Inc.	Morgan Stanley & Co. International PLC	16,042,754	02/08/27	0.20%	1D FEDL01	Monthly	206,461
Century Communities, Inc.	Barclays Bank PLC	8,767,816	12/23/25	0.20%	1D OBFR01	Monthly	(184,932)
Century Communities, Inc.	SG Americas Securities LLC	772,134	12/08/25	0.20%	1D OBFR01	Monthly	8,144
Cerence, Inc.	SG Americas Securities LLC	1,862,997	12/08/25	0.20%	1D OBFR01	Monthly	(191,596)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
CES Energy Solutions Corp.	Morgan Stanley & Co. International PLC	$ 2,645,348	01/04/27	0.20%	CABROVER	Monthly	$ 120,897
CGI, Inc., Class A	Bank of America N.A.	18,493,903	02/15/28	0.20%	CABROVER	Monthly	83,446
CGI, Inc., Class A	Bank of America N.A.	5,761,970	02/15/28	0.20%	CABROVER	Monthly	26,557
CGI, Inc., Class A	Morgan Stanley & Co. International PLC	5,625,149	01/04/27	0.20%	CABROVER	Monthly	(21,120)
Charles River Laboratories International, Inc.	SG Americas Securities LLC	4,589,669	12/08/25	0.16%	1D OBFR01	Monthly	174,623
Charles Schwab Corp.	SG Americas Securities LLC	40,065,869	12/08/25	0.20%	1D OBFR01	Monthly	311,847
Charter Communications, Inc., Class A	Barclays Bank PLC	9,324,220	12/23/25	0.20%	1D OBFR01	Monthly	(369,317)
Charter Hall Retail REIT	Barclays Bank PLC	4,590,143	05/12/27	0.00%	1D AONIA	Monthly	(22,964)
Charter Hall Social Infrastructure REIT	Bank of America N.A.	1,231,767	02/15/28	0.25%	1D AONIA	Monthly	(30,908)
Charter Hall Social Infrastructure REIT	Goldman Sachs Bank USA	597,617	08/19/26	0.30%	1D AONIA	Monthly	(14,996)
Charter Hall Social Infrastructure REIT	Morgan Stanley & Co. International PLC	2,458,471	01/06/27	0.29%	1D AONIA	Monthly	(97,355)
Check Point Software Technologies Ltd.	UBS AG	2,446,782	04/18/28	0.20%	1D OBFR01	Monthly	6,653
Cheesecake Factory, Inc.	Barclays Bank PLC	5,879,342	12/23/25	0.20%	1D OBFR01	Monthly	(712,742)
Chefs’ Warehouse, Inc.	Bank of America N.A.	7,190,747	02/15/28	0.20%	1D OBFR01	Monthly	(18,235)
Chemed Corp.	UBS AG	10,116,747	04/18/28	0.20%	1D OBFR01	Monthly	(308,554)
Chemring Group PLC	Barclays Bank PLC	1,377,495	12/10/26	0.25%	1D SONIA	Monthly	4,380
Chemtrade Logistics Income Fund	Bank of America N.A.	3,643,036	02/15/28	0.20%	CABROVER	Monthly	30,040
Chemtrade Logistics Income Fund	SG Americas Securities LLC	1,145,535	12/08/25	0.20%	CABROVER	Monthly	—
Chipotle Mexican Grill, Inc.	Citibank N.A.	10,352,901	02/24/28	0.20%	1D OBFR01	Monthly	(2,468,175)
Chipotle Mexican Grill, Inc.	JPMorgan Chase Bank N.A.	1,993,718	02/09/26	0.20%	1D OBFR01	Monthly	(451,968)
Chocoladefabriken Lindt & Spruengli AG	JPMorgan Chase Bank N.A.	12,696,614	02/10/26	0.15%	SSARON	Monthly	(29,806)
Chocoladefabriken Lindt & Spruengli AG	JPMorgan Chase Bank N.A.	13,590,308	02/10/26	0.15%	SSARON	Monthly	(31,904)
Chord Energy Corp.	Barclays Bank PLC	9,432,759	12/23/25	0.20%	1D OBFR01	Monthly	163,965
Chubb Ltd.	Morgan Stanley & Co. International PLC	4,872,162	02/05/27	0.20%	1D FEDL01	Monthly	(50,082)
Chugai Pharmaceutical Co. Ltd.	BNP Paribas SA	331,631	09/07/26	0.00%	1D TONA	Monthly	11,627
Cie Financiere Richemont SA, Class A, Registered Shares	Barclays Bank PLC	10,186,641	11/09/26	0.26%	SSARON	Monthly	(64,732)
Cie Financiere Richemont SA, Class A, Registered Shares	Morgan Stanley & Co. International PLC	1,578,077	01/06/27	0.26%	SSARON	Monthly	(14,226)
Cie Generale des Etablissements Michelin SCA	Morgan Stanley & Co. International PLC	1,560,307	01/04/27	0.26%	1D ESTR	Monthly	(10,092)
Cigna Group	SG Americas Securities LLC	16,868,426	12/08/25	0.20%	1D OBFR01	Monthly	(3,428,564)
Cimpress PLC	Bank of America N.A.	1,600,590	02/15/28	0.20%	1D OBFR01	Monthly	109,589
Cimpress PLC	Barclays Bank PLC	3,869,837	12/23/25	0.20%	1D OBFR01	Monthly	241,791
Cimpress PLC	Goldman Sachs Bank USA	658,956	08/19/26	0.20%	1D FEDL01	Monthly	45,117
Cimpress PLC	SG Americas Securities LLC	286,934	12/08/25	0.20%	1D OBFR01	Monthly	25,064
Cinemark Holdings, Inc.	Citibank N.A.	2,935,512	06/25/26	0.20%	1D OBFR01	Monthly	78,102
Cintas Corp.	Bank of America N.A.	17,651,417	02/15/28	0.20%	1D OBFR01	Monthly	(393,614)
Citigroup, Inc.	Morgan Stanley & Co. International PLC	53,401,432	02/05/27	0.20%	1D FEDL01	Monthly	2,733,843
Citizen Watch Co., Ltd.	SG Americas Securities LLC	11,722,388	12/08/25	0.25%	1D P TONA	Monthly	100,042
Citizen Watch Co., Ltd.	UBS AG	7,159,806	04/03/28	0.25%	1D P TONA	Monthly	(3,613)
Civitas Resources, Inc.	Barclays Bank PLC	13,090,331	12/23/25	0.20%	1D OBFR01	Monthly	678,157
CK Asset Holdings Ltd.	SG Americas Securities LLC	1,127,800	12/08/25	0.30%	1D HIBOR	Monthly	19,961
Ck Hutchison Holdings Ltd.	Barclays Bank PLC	6,469,175	09/09/27	0.00%	HONIA	Monthly	105,928
Ck Hutchison Holdings Ltd.	Morgan Stanley & Co. International PLC	3,321,039	01/06/27	0.30%	HONIA	Monthly	54,380
CKD Corp.	BNP Paribas SA	1,949,971	03/24/27	0.25%	1D TONA	Monthly	73,557
CKD Corp.	SG Americas Securities LLC	3,320,226	12/08/25	0.25%	1D P TONA	Monthly	103,712
Clarkson PLC	SG Americas Securities LLC	1,296,489	12/08/25	0.25%	1D SONIA	Monthly	11,988

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Clear Secure, Inc., Class A	Barclays Bank PLC	$ 144,993	12/23/25	0.20%	1D OBFR01	Monthly	$ (17)
Cleveland-Cliffs, Inc.	UBS AG	13,287,643	04/18/28	0.20%	1D OBFR01	Monthly	(718,178)
CME Group, Inc., Class A	Barclays Bank PLC	40,950,024	12/23/25	0.20%	1D OBFR01	Monthly	(354,744)
CNA Financial Corp.	SG Americas Securities LLC	2,366,371	12/08/25	0.20%	1D OBFR01	Monthly	(103,810)
CNO Financial Group, Inc.	Morgan Stanley & Co. International PLC	17,467,228	02/08/27	0.20%	1D FEDL01	Monthly	216,569
Coca-Cola Bottlers Japan Holdings, Inc.	BNP Paribas SA	12,055,882	03/24/27	0.25%	1D TONA	Monthly	(240,880)
Coca-Cola Bottlers Japan Holdings, Inc.	SG Americas Securities LLC	20,624,107	12/08/25	0.25%	1D P TONA	Monthly	(457,148)
Coca-Cola Bottlers Japan Holdings, Inc.	UBS AG	3,470,116	04/03/28	0.25%	1D P TONA	Monthly	(72,683)
Coca-Cola Co.	Morgan Stanley & Co. International PLC	11,499,575	02/05/27	0.20%	1D FEDL01	Monthly	(95,660)
Coca-Cola HBC AG	Barclays Bank PLC	7,613,410	08/17/26	0.25%	1D SONIA	Monthly	(43,354)
Coca-Cola HBC AG	SG Americas Securities LLC	14,768,077	12/08/25	0.25%	1D SONIA	Monthly	432,207
Codan Ltd.	BNP Paribas SA	578,654	03/22/27	0.25%	1D AONIA	Monthly	37,502
Codan Ltd.	Morgan Stanley & Co. International PLC	2,114,284	01/06/27	0.29%	1D AONIA	Monthly	116,676
Cogeco, Inc.	Morgan Stanley & Co. International PLC	5,158,816	01/04/27	0.20%	CABROVER	Monthly	(255,892)
Cogent Communications Holdings, Inc.	UBS AG	4,259,695	04/21/28	0.20%	1D OBFR01	Monthly	(363,632)
Cognizant Technology Solutions Corp., Class A	Barclays Bank PLC	4,148,807	12/23/25	0.20%	1D OBFR01	Monthly	274,645
Cognyte Software Ltd.	SG Americas Securities LLC	1,673,603	12/08/25	0.20%	1D OBFR01	Monthly	(35,316)
Cohu, Inc.	Morgan Stanley & Co. International PLC	1,115,949	02/08/27	0.20%	1D FEDL01	Monthly	104,668
Coles Group Ltd.	SG Americas Securities LLC	7,208,097	12/08/25	0.30%	1D AONIA	Monthly	(320,967)
Coles Group Ltd.	UBS AG	6,859,754	09/03/29	0.25%	1D AONIA	Monthly	(306,579)
Collegium Pharmaceutical, Inc.	Barclays Bank PLC	481,656	12/23/25	0.20%	1D OBFR01	Monthly	3,912
Colliers International Group, Inc.	Morgan Stanley & Co. International PLC	5,360,018	01/04/27	0.20%	CABROVER	Monthly	(104,753)
Colliers International Group, Inc.	UBS AG	238,127	04/18/28	0.25%	1D CORRA	Monthly	6,753
Comcast Corp., Class A	Morgan Stanley & Co. International PLC	20,888,141	02/05/27	0.20%	1D FEDL01	Monthly	(1,111,903)
Comfort Systems USA, Inc.	SG Americas Securities LLC	17,010,904	12/08/25	0.20%	1D OBFR01	Monthly	2,387,598
ComfortDelGro Corp. Ltd.	Barclays Bank PLC	3,301,175	12/24/27	0.00%	SORA	Monthly	(23,703)
Commerce Bancshares, Inc.	Morgan Stanley & Co. International PLC	948,816	02/05/27	0.20%	1D FEDL01	Monthly	(10,476)
Commonwealth Bank of Australia	Morgan Stanley & Co. International PLC	4,082,355	01/07/27	0.29%	1D AONIA	Monthly	(62,387)
Community Trust Bancorp, Inc.	SG Americas Securities LLC	1,530,071	12/08/25	0.20%	1D OBFR01	Monthly	(119,700)
Compass Group PLC	SG Americas Securities LLC	4,803,712	12/08/25	0.25%	1D SONIA	Monthly	(84,207)
Compass Group PLC	UBS AG	3,632,166	04/18/28	0.25%	1D SONIA	Monthly	(73,174)
Compass Minerals International, Inc.	SG Americas Securities LLC	4,347,887	12/08/25	0.20%	1D OBFR01	Monthly	(455,664)
Compass Minerals International, Inc.	UBS AG	590,450	04/21/28	0.20%	1D OBFR01	Monthly	(66,210)
Compass, Inc., Class A	Morgan Stanley & Co. International PLC	3,454,940	02/08/27	0.20%	1D FEDL01	Monthly	45,400
Computacenter PLC	Barclays Bank PLC	5,910,930	12/10/26	0.25%	1D SONIA	Monthly	357,720
Computacenter PLC	SG Americas Securities LLC	2,902,536	12/08/25	0.25%	1D SONIA	Monthly	90,196
Computershare Ltd.	JPMorgan Chase Bank N.A.	3,266,301	02/10/26	0.25%	1D AONIA	Monthly	14,524
COMSYS Holdings Corp.	Bank of America N.A.	2,501,029	02/15/28	0.25%	1D P TONA	Monthly	81,240
COMSYS Holdings Corp.	Barclays Bank PLC	16,481,233	05/12/27	0.00%	1D P TONA	Monthly	56,387
Consolidated Edison, Inc.	Barclays Bank PLC	23,181,666	12/23/25	0.20%	1D OBFR01	Monthly	(1,030,145)
Constellation Brands, Inc., Class A	BNP Paribas SA	8,320,550	04/16/26	0.20%	1D OBFR01	Monthly	(417,912)
Constellium SE, Class A	Goldman Sachs Bank USA	91,323	08/18/26	0.20%	1D FEDL01	Monthly	(1,033)
Constellium SE, Class A	SG Americas Securities LLC	12,327,781	12/08/25	0.20%	1D OBFR01	Monthly	505,839
Continental AG	Barclays Bank PLC	18,531,729	08/17/26	0.26%	1D ESTR	Monthly	713,977
Continental AG	UBS AG	2,457,268	04/18/28	0.26%	1D ESTR	Monthly	507,130
COPT Defense Properties	Barclays Bank PLC	295,318	12/23/25	0.20%	1D OBFR01	Monthly	(604)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
CoreCivic, Inc.	Barclays Bank PLC	$ 282,372	12/23/25	0.20%	1D OBFR01	Monthly	$ 1,378
Corteva, Inc.	Barclays Bank PLC	292,829	12/23/25	0.20%	1D OBFR01	Monthly	(6,519)
Corteva, Inc.	Citibank N.A.	12,993,694	02/24/28	0.20%	1D OBFR01	Monthly	(345,840)
Corteva, Inc.	JPMorgan Chase Bank N.A.	6,064,303	02/09/26	0.20%	1D OBFR01	Monthly	(160,472)
Costco Wholesale Corp.	SG Americas Securities LLC	26,858,490	12/08/25	0.20%	1D OBFR01	Monthly	(188,551)
Coursera, Inc.	Bank of America N.A.	1,663,985	02/15/28	0.20%	1D OBFR01	Monthly	(297,082)
Coursera, Inc.	Barclays Bank PLC	9,162,821	12/23/25	0.20%	1D OBFR01	Monthly	(1,779,955)
Coursera, Inc.	BNP Paribas SA	4,277,510	04/16/26	0.20%	1D OBFR01	Monthly	(763,692)
Coursera, Inc.	SG Americas Securities LLC	2,117,833	12/08/25	0.20%	1D OBFR01	Monthly	(355,762)
Coursera, Inc.	UBS AG	3,858,479	04/21/28	0.20%	1D OBFR01	Monthly	(688,880)
Covivio SA	UBS AG	3,243,494	04/18/28	0.26%	1D ESTR	Monthly	(81,731)
CRA International, Inc.	Bank of America N.A.	1,456,957	02/15/28	0.20%	1D OBFR01	Monthly	96,299
CRA International, Inc.	SG Americas Securities LLC	6,400,894	12/08/25	0.20%	1D OBFR01	Monthly	291,972
CRA International, Inc.	UBS AG	1,607,048	04/21/28	0.20%	1D OBFR01	Monthly	106,219
Crane Co.	UBS AG	3,911,282	04/18/28	0.20%	1D OBFR01	Monthly	198,798
Craneware PLC	Barclays Bank PLC	1,008,642	12/10/26	0.25%	1D SONIA	Monthly	13,630
Craneware PLC	BNP Paribas SA	669,350	03/17/27	0.25%	1D SONIA	Monthly	12,115
Create SD Holdings Co. Ltd.	Bank of America N.A.	3,449,627	02/15/28	0.25%	1D P TONA	Monthly	(28,036)
Create SD Holdings Co. Ltd.	BNP Paribas SA	3,166,692	03/24/27	0.25%	1D TONA	Monthly	(22,807)
Create SD Holdings Co. Ltd.	Goldman Sachs Bank USA	311,323	08/19/26	0.25%	1D P TONA	Monthly	(2,530)
Credit Acceptance Corp.	Barclays Bank PLC	3,312,182	12/23/25	0.20%	1D OBFR01	Monthly	(357,054)
Credit Agricole SA	Barclays Bank PLC	31,689,698	08/17/26	0.26%	1D ESTR	Monthly	(1,323,685)
Credit Agricole SA	Morgan Stanley & Co. International PLC	41,837,225	01/06/27	0.26%	1D ESTR	Monthly	(1,701,035)
Credit Corp Group Ltd.	Morgan Stanley & Co. International PLC	386,456	01/06/27	0.29%	1D AONIA	Monthly	(17,060)
Credit Corp Group Ltd.	UBS AG	819,208	04/03/28	0.25%	1D AONIA	Monthly	(31,438)
Credit Saison Co., Ltd.	Barclays Bank PLC	5,763,091	09/09/27	0.19%	1D P TONA	Monthly	(99,276)
Credito Emiliano SpA	Bank of America N.A.	283,476	02/15/28	0.26%	1D ESTR	Monthly	15,103
Credito Emiliano SpA	BNP Paribas SA	711,096	03/17/27	0.26%	1D ESTR	Monthly	37,887
Credito Emiliano SpA	Goldman Sachs Bank USA	106,732	08/19/26	0.26%	1D ESTR	Monthly	5,687
Credito Emiliano SpA	Morgan Stanley & Co. International PLC	797,909	01/04/27	0.26%	1D ESTR	Monthly	26,083
Credito Emiliano SpA	UBS AG	147,570	04/24/28	0.26%	1D ESTR	Monthly	7,862
Credo Technology Group Holding Ltd.	UBS AG	2,093,887	04/18/28	0.20%	1D OBFR01	Monthly	895,650
Crimson Wine Group Ltd.	Goldman Sachs Bank USA	5	08/19/26	0.20%	1D FEDL01	Monthly	—
Crombie Real Estate Investment Trust	SG Americas Securities LLC	752,254	12/08/25	0.20%	CABROVER	Monthly	(6,494)
Crombie Real Estate Investment Trust	UBS AG	1,864,028	04/21/28	0.25%	1D CORRA	Monthly	(22,205)
Crown Castle, Inc.	Barclays Bank PLC	442,541	12/23/25	0.20%	1D OBFR01	Monthly	(12)
Crown Holdings, Inc.	Barclays Bank PLC	3,625,266	12/23/25	0.20%	1D OBFR01	Monthly	(63,036)
CSG Systems International, Inc.	Barclays Bank PLC	5,115,369	12/23/25	0.20%	1D OBFR01	Monthly	859,371
CSL Ltd.	Barclays Bank PLC	5,719,028	09/09/27	0.00%	1D AONIA	Monthly	(854,569)
CSX Corp.	Barclays Bank PLC	3,851,502	12/23/25	0.20%	1D OBFR01	Monthly	17,370
CSX Corp.	Citibank N.A.	1,219,664	02/24/28	0.20%	1D OBFR01	Monthly	3,396
CT Real Estate Investment Trust	UBS AG	2,155,150	04/21/28	0.25%	1D CORRA	Monthly	5,298
CubeSmart	SG Americas Securities LLC	17,561,606	12/08/25	0.19%	1D OBFR01	Monthly	(989,820)
CubeSmart	UBS AG	12,052,959	04/18/28	0.20%	1D OBFR01	Monthly	(1,008,567)
Cullen/Frost Bankers, Inc.	Morgan Stanley & Co. International PLC	243,004	02/05/27	0.20%	1D FEDL01	Monthly	74
Currys PLC	SG Americas Securities LLC	3,438,965	12/08/25	0.25%	1D SONIA	Monthly	(36,327)
Currys PLC	UBS AG	4,881,184	04/24/28	0.25%	1D SONIA	Monthly	(128,541)
Curtiss-Wright Corp.	SG Americas Securities LLC	22,361,871	12/08/25	0.20%	1D OBFR01	Monthly	1,556,093
CyberAgent, Inc.	BNP Paribas SA	31,367,349	09/07/26	0.15%	1D TONA	Monthly	(1,845,352)
CyberAgent, Inc.	Citibank N.A.	8,263,549	02/26/26	0.25%	1D P TONA	Monthly	(383,640)
CyberAgent, Inc.	UBS AG	4,307,726	04/18/28	0.18%	1D P TONA	Monthly	(145,978)
D.R. Horton, Inc.	SG Americas Securities LLC	6,722,239	12/08/25	0.20%	1D OBFR01	Monthly	(219,966)
D/S Norden A/S	Barclays Bank PLC	6,930,553	02/19/27	0.28%	DESTR	Monthly	353,223
Dai Nippon Printing Co. Ltd.	BNP Paribas SA	671,327	09/07/26	0.00%	1D TONA	Monthly	1,295

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Daido Steel Co. Ltd.	Barclays Bank PLC	$ 294,047	05/12/27	0.00%	1D P TONA	Monthly	$ (728)
Daihen Corp.	SG Americas Securities LLC	134,021	12/08/25	0.25%	1D P TONA	Monthly	16,482
Dai-ichi Life Holdings, Inc.	Barclays Bank PLC	2,899,872	09/09/27	0.25%	1D P TONA	Monthly	(58,582)
Dai-ichi Life Holdings, Inc.	SG Americas Securities LLC	14,803,416	12/08/25	0.25%	1D P TONA	Monthly	(705,063)
Daiichi Sankyo Co., Ltd.	UBS AG	8,515,451	09/03/29	0.25%	1D P TONA	Monthly	(785,257)
Daiichikosho Co. Ltd.	SG Americas Securities LLC	7,202,768	12/08/25	0.25%	1D P TONA	Monthly	(190,862)
Daikin Industries Ltd.	SG Americas Securities LLC	1,796,130	12/08/25	0.25%	1D P TONA	Monthly	27,896
Daito Trust Construction Co., Ltd.	SG Americas Securities LLC	1,871,708	12/08/25	0.25%	1D P TONA	Monthly	(106,800)
Daito Trust Construction Co., Ltd.	UBS AG	7,731,045	04/18/28	0.20%	1D P TONA	Monthly	(452,670)
Daiwa House Industry Co. Ltd.	Barclays Bank PLC	3,803,106	05/12/27	0.23%	1D P TONA	Monthly	(74,414)
Daiwa House Industry Co. Ltd.	SG Americas Securities LLC	13,210,696	12/08/25	0.25%	1D P TONA	Monthly	(97,506)
Daiwa Securities Group, Inc.	BNP Paribas SA	7,403,898	03/24/27	0.25%	1D TONA	Monthly	282,049
Daiwa Securities Group, Inc.	SG Americas Securities LLC	3,223,439	12/08/25	0.25%	1D P TONA	Monthly	(8,071)
Daiwabo Holdings Co., Ltd.	SG Americas Securities LLC	16,051,945	12/08/25	0.25%	1D P TONA	Monthly	(71,193)
Dana, Inc.	Barclays Bank PLC	370,119	12/23/25	0.20%	1D OBFR01	Monthly	4,091
Dana, Inc.	Citibank N.A.	6,468,794	06/25/26	0.20%	1D OBFR01	Monthly	207,186
Danaher Corp.	SG Americas Securities LLC	21,901,206	12/08/25	0.20%	1D OBFR01	Monthly	1,113,440
Dassault Systemes SE	UBS AG	3,811,249	09/03/29	0.26%	1D ESTR	Monthly	(617,466)
Data#3 Ltd.	Bank of America N.A.	550,169	02/15/28	0.25%	1D AONIA	Monthly	1,307
Data#3 Ltd.	BNP Paribas SA	2,026,508	03/22/27	0.25%	1D AONIA	Monthly	4,813
Data#3 Ltd.	Goldman Sachs Bank USA	1,015,334	08/19/26	0.30%	1D AONIA	Monthly	2,411
Dave & Buster’s Entertainment, Inc.	Barclays Bank PLC	1,951,054	12/23/25	0.20%	1D OBFR01	Monthly	(344,497)
DaVita, Inc.	SG Americas Securities LLC	2,674,469	12/08/25	0.20%	1D OBFR01	Monthly	(146,961)
DCC PLC	BNP Paribas SA	1,970,185	03/22/27	0.25%	1D SONIA	Monthly	(9,494)
De’ Longhi SpA	Bank of America N.A.	805,576	02/15/28	0.26%	1D ESTR	Monthly	103,530
De’ Longhi SpA	BNP Paribas SA	878,058	03/17/27	0.26%	1D ESTR	Monthly	112,845
De’ Longhi SpA	Goldman Sachs Bank USA	744,027	08/19/26	0.26%	1D ESTR	Monthly	95,619
De’ Longhi SpA	UBS AG	937,731	04/24/28	0.26%	1D ESTR	Monthly	120,514
Delek U.S. Holdings, Inc.	Barclays Bank PLC	11,897,738	12/23/25	0.20%	1D OBFR01	Monthly	732,529
Delek U.S. Holdings, Inc.	SG Americas Securities LLC	2,947,186	12/08/25	0.20%	1D OBFR01	Monthly	266,379
Dell Technologies, Inc., Class C	Barclays Bank PLC	2,890,440	12/23/25	0.20%	1D OBFR01	Monthly	161,180
Delta Air Lines, Inc.	SG Americas Securities LLC	14,719,196	12/08/25	0.20%	1D OBFR01	Monthly	66,999
Denso Corp.	Barclays Bank PLC	6,564,125	05/12/27	0.15%	1D P TONA	Monthly	(373,229)
Dentsu Group, Inc.	Citibank N.A.	4,390,941	02/26/26	0.15%	1D P TONA	Monthly	(126,958)
Dentsu Group, Inc.	JPMorgan Chase Bank N.A.	4,218,099	02/10/26	0.25%	1D P TONA	Monthly	(132,360)
Dentsu Group, Inc.	Morgan Stanley & Co. International PLC	241,640	01/07/27	0.25%	1D P TONA	Monthly	(2,001)
Dentsu Group, Inc.	SG Americas Securities LLC	8,171,967	12/08/25	0.25%	1D P TONA	Monthly	(156,947)
Dentsu Soken, Inc.	SG Americas Securities LLC	2,384,362	12/08/25	0.25%	1D P TONA	Monthly	279,937
Descartes Systems Group, Inc.	Citibank N.A.	4,359,090	02/24/28	0.20%	1D CORRA	Monthly	(377,374)
Descartes Systems Group, Inc.	Morgan Stanley & Co. International PLC	11,306,301	01/04/27	0.20%	CABROVER	Monthly	(815,659)
Deutsche Bank AG, Class N, Registered Shares	Morgan Stanley & Co. International PLC	40,367,130	01/04/27	0.26%	1D ESTR	Monthly	2,903,925
Deutsche Bank AG, Class N, Registered Shares	Morgan Stanley & Co. International PLC	2,441,759	01/06/27	0.26%	1D ESTR	Monthly	4,646
Deutsche Post AG, Class N	Barclays Bank PLC	12,790,144	08/17/26	0.10%	1D ESTR	Monthly	128,913
Deutsche Post AG, Class N	JPMorgan Chase Bank N.A.	854,255	02/10/26	0.26%	1D ESTR	Monthly	21,115
Deutsche Telekom AG, Class N, Registered Shares	Barclays Bank PLC	19,990,082	08/17/26	0.15%	1D ESTR	Monthly	(2,101,518)
Deutsche Telekom AG, Class N, Registered Shares	Citibank N.A.	488,647	07/06/26	0.26%	1D ESTR	Monthly	(51,370)
Deutsche Telekom AG, Class N, Registered Shares	Goldman Sachs Bank USA	27,895,374	08/19/26	0.05%	1D ESTR	Monthly	(2,388,993)
Deutsche Telekom AG, Class N, Registered Shares	Goldman Sachs Bank USA	20,159,667	08/19/26	0.05%	1D ESTR	Monthly	(1,726,498)
Deutsche Telekom AG, Class N, Registered Shares	JPMorgan Chase Bank N.A.	8,295,074	02/10/26	0.05%	1D ESTR	Monthly	(674,097)
Deutsche Telekom AG, Class N, Registered Shares	JPMorgan Chase Bank N.A.	3,315,400	02/10/26	0.26%	1D ESTR	Monthly	(269,425)
Devon Energy Corp.	Barclays Bank PLC	22,020,488	12/23/25	0.20%	1D OBFR01	Monthly	54,355
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Dexcom, Inc.	Barclays Bank PLC	$ 516,281	12/23/25	0.20%	1D OBFR01	Monthly	$ (86,327)
DHT Holdings, Inc.	Bank of America N.A.	2,001,019	02/15/28	0.20%	1D OBFR01	Monthly	278,015
DiaSorin SpA	Barclays Bank PLC	364,859	12/10/26	0.26%	1D ESTR	Monthly	(2,507)
DIC Corp.	Bank of America N.A.	19,715,263	02/15/28	0.25%	1D P TONA	Monthly	128,282
DIC Corp.	Goldman Sachs Bank USA	3,834,431	08/19/26	0.25%	1D P TONA	Monthly	26,520
Dicker Data Ltd.	Morgan Stanley & Co. International PLC	356,365	01/06/27	0.29%	1D AONIA	Monthly	(8,821)
Dicker Data Ltd.	UBS AG	1,010,337	04/03/28	0.25%	1D AONIA	Monthly	(20,290)
Digi International, Inc.	SG Americas Securities LLC	3,916,892	12/08/25	0.20%	1D OBFR01	Monthly	12,856
Digi International, Inc.	UBS AG	1,341,015	04/21/28	0.20%	1D OBFR01	Monthly	(50,319)
DigiCo Infrastructure REIT	Bank of America N.A.	1,297,727	02/15/28	0.25%	1D AONIA	Monthly	(155,039)
Digital Realty Trust, Inc.	Morgan Stanley & Co. International PLC	5,687,405	02/05/27	0.20%	1D FEDL01	Monthly	(86,028)
Digital Turbine, Inc.	Barclays Bank PLC	3,611,811	12/23/25	0.20%	1D OBFR01	Monthly	11,614
Digital Turbine, Inc.	Citibank N.A.	1,871,617	06/25/26	0.20%	1D OBFR01	Monthly	6,018
Digitalbridge Group, Inc., Class A	Morgan Stanley & Co. International PLC	2,072,177	02/08/27	0.20%	1D FEDL01	Monthly	(10,457)
DigitalOcean Holdings, Inc.	SG Americas Securities LLC	14,112,432	12/08/25	0.20%	1D OBFR01	Monthly	1,054,439
Diodes, Inc.	SG Americas Securities LLC	1,309,347	12/08/25	0.20%	1D OBFR01	Monthly	19,424
Dios Fastigheter AB	Barclays Bank PLC	388,601	01/18/27	0.28%	1D STIBOR	Monthly	(32,985)
Diploma PLC	SG Americas Securities LLC	242,052	12/08/25	0.25%	1D SONIA	Monthly	(372)
DMG Mori Co. Ltd.	Barclays Bank PLC	31,020,149	09/09/27	0.22%	1D P TONA	Monthly	(7,675,338)
DMG Mori Co. Ltd.	BNP Paribas SA	881,652	09/07/26	0.15%	1D TONA	Monthly	(219,399)
DMG Mori Co. Ltd.	Goldman Sachs Bank USA	14,453	08/19/26	0.25%	1D P TONA	Monthly	(3,597)
DMG Mori Co. Ltd.	SG Americas Securities LLC	8,614,885	12/08/25	0.25%	1D P TONA	Monthly	(1,961,335)
DMG Mori Co. Ltd.	SG Americas Securities LLC	19,814,320	12/08/25	0.25%	1D P TONA	Monthly	(4,517,358)
DNB Bank ASA	Citibank N.A.	3,402,473	02/26/26	0.26%	NOWA	Monthly	(13,717)
DNB Bank ASA	Morgan Stanley & Co. International PLC	453,233	01/06/27	0.26%	NOWA	Monthly	354
DO & CO AG	Bank of America N.A.	3,265,439	02/15/28	0.26%	1D ESTR	Monthly	(179,598)
DocMorris AG	BNP Paribas SA	106,868	03/17/27	0.26%	SSARON	Monthly	(10,836)
Dole PLC	SG Americas Securities LLC	4,764,586	12/08/25	0.20%	1D OBFR01	Monthly	(123,850)
Dole PLC	UBS AG	943,010	04/21/28	0.20%	1D OBFR01	Monthly	(23,106)
Dollar General Corp.	UBS AG	23,730,535	04/18/28	0.20%	1D OBFR01	Monthly	(1,505,101)
Dollarama, Inc.	Citibank N.A.	10,455,677	02/24/28	0.20%	1D CORRA	Monthly	(50,794)
Dollarama, Inc.	Morgan Stanley & Co. International PLC	1,096,548	01/04/27	0.20%	CABROVER	Monthly	(5,327)
Domino’s Pizza, Inc.	Morgan Stanley & Co. International PLC	1,184,802	02/05/27	0.20%	1D FEDL01	Monthly	(11,337)
dormakaba Holding AG	BNP Paribas SA	5,580,459	03/17/27	0.26%	SSARON	Monthly	(53,141)
dormakaba Holding AG	Morgan Stanley & Co. International PLC	1,106,433	01/04/27	0.26%	SSARON	Monthly	(10,536)
DoubleVerify Holdings, Inc.	BNP Paribas SA	14,217,710	04/16/26	0.20%	1D OBFR01	Monthly	407,616
Doutor Nichires Holdings Co. Ltd.	Bank of America N.A.	2,119,708	02/15/28	0.25%	1D P TONA	Monthly	(46,524)
Doutor Nichires Holdings Co. Ltd.	BNP Paribas SA	2,118,113	03/24/27	0.25%	1D TONA	Monthly	(46,489)
Doutor Nichires Holdings Co. Ltd.	SG Americas Securities LLC	3,502,174	12/08/25	0.25%	1D P TONA	Monthly	(288,661)
Dover Corp.	Bank of America N.A.	2,772,865	02/15/28	0.20%	1D OBFR01	Monthly	320,484
Dover Corp.	Goldman Sachs Bank USA	8,384,472	08/18/26	0.20%	1D FEDL01	Monthly	969,065
Dover Corp.	SG Americas Securities LLC	12,759,558	12/08/25	0.20%	1D OBFR01	Monthly	1,294,156
Dow, Inc.	Barclays Bank PLC	11,959,630	12/23/25	0.20%	1D OBFR01	Monthly	1,184,940
Dowa Holdings Co. Ltd.	Bank of America N.A.	3,353,991	02/15/28	0.00%	1D P TONA	Monthly	(36,271)
Dowa Holdings Co. Ltd.	Barclays Bank PLC	1,024,867	05/12/27	0.15%	1D P TONA	Monthly	1,269
Downer EDI Ltd.	BNP Paribas SA	4,242,313	03/22/27	0.25%	1D AONIA	Monthly	101,126
Downer EDI Ltd.	UBS AG	3,607,515	04/03/28	0.25%	1D AONIA	Monthly	85,994
Doximity, Inc., Class A	Morgan Stanley & Co. International PLC	8,355,848	02/05/27	0.20%	1D FEDL01	Monthly	(47,834)
DPM Metals, Inc.	UBS AG	870,259	04/18/28	0.25%	1D CORRA	Monthly	(113,644)
DraftKings, Inc., Class A	SG Americas Securities LLC	8,072,410	12/08/25	0.20%	1D OBFR01	Monthly	(455,102)
Dropbox, Inc., Class A	Barclays Bank PLC	18,732,977	12/23/25	0.20%	1D OBFR01	Monthly	(137,220)
Dropbox, Inc., Class A	SG Americas Securities LLC	7,437,304	12/08/25	0.20%	1D OBFR01	Monthly	(85,746)
DSM-Firmenich AG	UBS AG	24,215,662	04/18/28	0.13%	1D ESTR	Monthly	(772,561)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
DSM-Firmenich AG	UBS AG	$ 28,913,609	09/03/29	0.16%	1D ESTR	Monthly	$ (1,006,347)
DTS Corp.	SG Americas Securities LLC	7,038,634	12/08/25	0.25%	1D P TONA	Monthly	(289,864)
DTS Corp.	UBS AG	3,014,709	04/03/28	0.25%	1D P TONA	Monthly	4,368
Ducommun, Inc.	SG Americas Securities LLC	1,516,770	12/08/25	0.20%	1D OBFR01	Monthly	(88,865)
Duerr AG	BNP Paribas SA	925,115	03/24/27	0.26%	1D ESTR	Monthly	40,921
Dunelm Group PLC	BNP Paribas SA	7,746,214	03/17/27	0.25%	1D SONIA	Monthly	32,533
Duolingo, Inc., Class A	UBS AG	6,487,490	04/18/28	0.20%	1D OBFR01	Monthly	(1,078,479)
DuPont de Nemours, Inc.	BNP Paribas SA	12,866,512	04/16/26	0.20%	1D OBFR01	Monthly	511,187
D-Wave Quantum, Inc.	Barclays Bank PLC	3,280,394	12/23/25	0.20%	1D OBFR01	Monthly	1,174,403
DXC Technology Co.	SG Americas Securities LLC	20,293,959	12/08/25	0.20%	1D OBFR01	Monthly	1,311,682
DXC Technology Co.	UBS AG	9,009,473	04/21/28	0.20%	1D OBFR01	Monthly	756,521
DXP Enterprises, Inc.	BNP Paribas SA	2,601,853	04/16/26	0.20%	1D OBFR01	Monthly	(1,738)
DXP Enterprises, Inc.	Goldman Sachs Bank USA	394,031	08/19/26	0.20%	1D FEDL01	Monthly	(263)
DXP Enterprises, Inc.	SG Americas Securities LLC	4,299,706	12/08/25	0.20%	1D OBFR01	Monthly	(164,842)
Dycom Industries, Inc.	Morgan Stanley & Co. International PLC	526,907	02/05/27	0.20%	1D FEDL01	Monthly	2,627
E.ON SE, Class N	Barclays Bank PLC	5,727,375	12/10/26	0.10%	1D ESTR	Monthly	13,250
Earth Corp.	BNP Paribas SA	3,856,726	03/24/27	0.25%	1D TONA	Monthly	(34,225)
Easterly Government Properties, Inc.	Barclays Bank PLC	205,574	12/23/25	0.20%	1D OBFR01	Monthly	(6,000)
EDION Corp.	SG Americas Securities LLC	7,346,888	12/08/25	0.25%	1D P TONA	Monthly	(257,958)
Edison International	BNP Paribas SA	27,125,635	04/16/26	0.20%	1D OBFR01	Monthly	(650,174)
EDP SA	Barclays Bank PLC	1,878,958	12/10/26	0.26%	1D ESTR	Monthly	(46,834)
EDP SA	Morgan Stanley & Co. International PLC	13,915,906	01/04/27	0.26%	1D ESTR	Monthly	(310,627)
Eiffage SA	Barclays Bank PLC	3,692,295	08/17/26	0.26%	1D ESTR	Monthly	(179,225)
Eiffage SA	Barclays Bank PLC	7,560,347	12/10/26	0.26%	1D ESTR	Monthly	(366,982)
Eisai Co., Ltd.	BNP Paribas SA	354,532	09/07/26	0.00%	1D TONA	Monthly	1,875
Elastic NV	Bank of America N.A.	27,637,002	02/15/28	0.20%	1D OBFR01	Monthly	3,112,135
Elbit Systems Ltd.	Bank of America N.A.	3,475,087	02/15/28	0.45%	SHIR	Monthly	(327,020)
Elbit Systems Ltd.	SG Americas Securities LLC	11,364,790	12/08/25	0.20%	1D OBFR01	Monthly	(1,005,012)
Elbit Systems Ltd.	UBS AG	2,862,161	04/18/28	0.40%	SHIR	Monthly	(291,981)
Elecnor SA	Barclays Bank PLC	1,087,397	12/10/26	0.26%	1D ESTR	Monthly	(8,386)
Elecom Co. Ltd.	Bank of America N.A.	2,647,482	02/15/28	0.25%	1D P TONA	Monthly	10,555
Elecom Co. Ltd.	Goldman Sachs Bank USA	620,813	08/19/26	0.25%	1D P TONA	Monthly	2,475
EMCOR Group, Inc.	Barclays Bank PLC	1,874,766	12/23/25	0.20%	1D OBFR01	Monthly	36,340
Emerson Electric Co.	UBS AG	2,390,035	04/18/28	0.20%	1D OBFR01	Monthly	93,753
Emirates Integrated Telecommunications Co PJSC	Goldman Sachs Bank USA	1,349,864	08/19/26	0.75%	1D FEDL01	Monthly	23,311
Empire Co., Ltd., Class A	Morgan Stanley & Co. International PLC	7,263,014	01/06/27	0.20%	CABROVER	Monthly	(139,041)
EMS-Chemie Holding AG, Registered Shares	SG Americas Securities LLC	115,572	12/08/25	0.26%	SSARON	Monthly	(3,244)
Enagas SA	Barclays Bank PLC	37,457,945	08/17/26	0.26%	1D ESTR	Monthly	(1,147,479)
Enagas SA	BNP Paribas SA	5,733,978	08/17/26	0.26%	1D ESTR	Monthly	(36,812)
Enagas SA	SG Americas Securities LLC	41,165,461	12/08/25	0.26%	1D ESTR	Monthly	1,173,076
Enagas SA	SG Americas Securities LLC	9,046,534	12/08/25	0.26%	1D ESTR	Monthly	179,265
Encore Capital Group, Inc.	Barclays Bank PLC	5,002,925	12/23/25	0.20%	1D OBFR01	Monthly	(173,075)
Encore Capital Group, Inc.	SG Americas Securities LLC	5,589,855	12/08/25	0.20%	1D OBFR01	Monthly	(142,792)
Endeavour Mining PLC	Morgan Stanley & Co. International PLC	32,123,914	01/04/27	0.20%	CABROVER	Monthly	(803,062)
Endeavour Mining PLC	Morgan Stanley & Co. International PLC	17,864,795	01/06/27	0.20%	CABROVER	Monthly	(455,450)
Endeavour Silver Corp.	Morgan Stanley & Co. International PLC	1,645,943	01/04/27	0.20%	CABROVER	Monthly	42,504
ENEOS Holdings, Inc.	Bank of America N.A.	72,276,716	02/15/28	0.00%	1D P TONA	Monthly	3,437,305
ENEOS Holdings, Inc.	UBS AG	51,751,560	09/03/29	0.25%	1D P TONA	Monthly	2,437,131
Enerflex Ltd.	Goldman Sachs Bank USA	1,236,709	08/18/26	0.20%	1D CORRA	Monthly	189,020
Enerflex Ltd.	Morgan Stanley & Co. International PLC	1,316,197	01/04/27	0.20%	CABROVER	Monthly	120,468
Enerflex Ltd.	SG Americas Securities LLC	4,676,304	12/08/25	0.20%	CABROVER	Monthly	453,389
Engie SA	Barclays Bank PLC	8,021,222	08/17/26	0.26%	1D ESTR	Monthly	308,498
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Engie SA	Barclays Bank PLC	$ 13,881,922	12/10/26	0.26%	1D ESTR	Monthly	$ 533,901
Engie SA	Morgan Stanley & Co. International PLC	4,048,060	01/04/27	0.26%	1D ESTR	Monthly	155,689
Engie SA	Morgan Stanley & Co. International PLC	8,022,304	01/06/27	0.26%	1D ESTR	Monthly	308,539
Enhabit, Inc.	Bank of America N.A.	2,685,138	02/15/28	0.20%	1D OBFR01	Monthly	16,616
Enova International, Inc.	Bank of America N.A.	503,142	02/15/28	0.20%	1D OBFR01	Monthly	35,401
Enova International, Inc.	Goldman Sachs Bank USA	2,293,853	08/19/26	0.20%	1D FEDL01	Monthly	161,397
Enova International, Inc.	SG Americas Securities LLC	29,447,512	12/08/25	0.20%	1D OBFR01	Monthly	3,091,431
Enovis Corp.	Barclays Bank PLC	13,245,884	12/23/25	0.20%	1D OBFR01	Monthly	(606,867)
Enphase Energy, Inc.	Barclays Bank PLC	3,115,219	12/23/25	0.20%	1D OBFR01	Monthly	(480,925)
Enpro, Inc.	Barclays Bank PLC	3,023,829	12/23/25	0.20%	1D OBFR01	Monthly	38,007
Entain PLC	Barclays Bank PLC	935,725	12/10/26	0.25%	1D SONIA	Monthly	(26,903)
Entain PLC	JPMorgan Chase Bank N.A.	2,609,220	02/10/26	0.25%	1D SONIA	Monthly	(105,921)
Entain PLC	SG Americas Securities LLC	5,729,111	12/08/25	0.25%	1D SONIA	Monthly	(179,991)
Entergy Corp.	Morgan Stanley & Co. International PLC	36,606,240	02/05/27	0.20%	1D FEDL01	Monthly	34,318
EOG Resources, Inc.	SG Americas Securities LLC	4,969,413	12/08/25	0.20%	1D OBFR01	Monthly	(70,926)
EPAM Systems, Inc.	SG Americas Securities LLC	1,820,657	12/08/25	0.20%	1D OBFR01	Monthly	169,624
EPR Properties	Morgan Stanley & Co. International PLC	30,746,026	02/08/27	0.20%	1D FEDL01	Monthly	(2,967,324)
Equifax, Inc.	Morgan Stanley & Co. International PLC	391,164	02/05/27	0.20%	1D FEDL01	Monthly	(22,794)
Equinix, Inc.	Bank of America N.A.	35,563,524	02/15/28	0.20%	1D OBFR01	Monthly	1,028,100
Equinor ASA	Barclays Bank PLC	275,456	08/17/26	(0.10)%	NOWA	Monthly	6,044
ESR-REIT	Barclays Bank PLC	7,219,372	12/24/27	0.00%	SORA	Monthly	23,178
Essent Group Ltd.	Bank of America N.A.	6,853,625	02/15/28	0.20%	1D OBFR01	Monthly	37,545
Essent Group Ltd.	SG Americas Securities LLC	3,755,251	12/08/25	0.20%	1D OBFR01	Monthly	60,477
Etablissements Maurel et Prom SA	UBS AG	1,436,348	04/24/28	0.26%	1D ESTR	Monthly	26,562
Ethan Allen Interiors, Inc.	Barclays Bank PLC	2,072,019	12/23/25	0.20%	1D OBFR01	Monthly	(249,577)
Ethan Allen Interiors, Inc.	SG Americas Securities LLC	2,797,582	12/08/25	0.20%	1D OBFR01	Monthly	(389,549)
Etsy, Inc.	Morgan Stanley & Co. International PLC	5,478,822	02/05/27	0.20%	1D FEDL01	Monthly	(684,114)
Etsy, Inc.	SG Americas Securities LLC	10,179,488	12/08/25	0.20%	1D OBFR01	Monthly	(1,181,366)
Eurofins Scientific SE	Bank of America N.A.	7,497,122	02/15/28	0.26%	1D ESTR	Monthly	(115,789)
Eurofins Scientific SE	Morgan Stanley & Co. International PLC	1,355,873	01/04/27	0.26%	1D ESTR	Monthly	(10,805)
Eutelsat Communications SACA	Barclays Bank PLC	263,195	12/10/26	0.26%	1D ESTR	Monthly	(1,837)
Evercore, Inc., Class A	SG Americas Securities LLC	7,740,120	12/08/25	0.20%	1D OBFR01	Monthly	(570,530)
EverQuote, Inc., Class A	SG Americas Securities LLC	2,742,862	12/08/25	0.20%	1D OBFR01	Monthly	(89,910)
EverQuote, Inc., Class A	UBS AG	226,335	04/21/28	0.20%	1D OBFR01	Monthly	12,414
Everus Construction Group, Inc.	Barclays Bank PLC	6,700,703	12/23/25	0.20%	1D OBFR01	Monthly	723,738
Evolution Ab	Morgan Stanley & Co. International PLC	2,485,238	01/08/27	0.26%	1D STIBOR	Monthly	(118,962)
Evolution Ab	SG Americas Securities LLC	6,683,738	12/08/25	0.10%	1D STIBOR	Monthly	(335,401)
Evolution Mining Ltd.	Barclays Bank PLC	2,907,511	05/12/27	0.00%	1D AONIA	Monthly	107,261
Evolution Mining Ltd.	UBS AG	23,174,033	09/03/29	0.25%	1D AONIA	Monthly	(627,243)
Evonik Industries AG	Barclays Bank PLC	11,155,407	12/10/26	0.26%	1D ESTR	Monthly	(307,343)
Evonik Industries AG	Goldman Sachs Bank USA	647,631	08/19/26	0.26%	1D ESTR	Monthly	(503)
Evonik Industries AG	Morgan Stanley & Co. International PLC	2,582,112	01/04/27	0.26%	1D ESTR	Monthly	(71,038)
Evotec SE	Morgan Stanley & Co. International PLC	3,503,317	01/04/27	0.26%	1D ESTR	Monthly	176,765
Exact Sciences Corp.	Barclays Bank PLC	3,907,969	12/23/25	0.20%	1D OBFR01	Monthly	110,574
Exelixis, Inc.	Barclays Bank PLC	5,821,544	12/23/25	0.20%	1D OBFR01	Monthly	417,899
EXEO Group, Inc.	Barclays Bank PLC	17,310,991	05/12/27	0.00%	1D P TONA	Monthly	280,445
EXEO Group, Inc.	SG Americas Securities LLC	6,911,150	12/08/25	0.25%	1D P TONA	Monthly	235,326
ExlService Holdings, Inc.	BNP Paribas SA	16,217,926	04/16/26	0.20%	1D OBFR01	Monthly	(521,153)
eXp World Holdings, Inc.	Morgan Stanley & Co. International PLC	5,983,713	02/08/27	0.20%	1D FEDL01	Monthly	(433,602)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Expeditors International of Washington, Inc.	Bank of America N.A.	$ 16,857,445	02/15/28	0.00%	1D OBFR01	Monthly	$ 487,218
Experian PLC	Barclays Bank PLC	25,621,545	08/17/26	0.25%	1D SONIA	Monthly	(101,049)
Experian PLC	Barclays Bank PLC	28,755,186	12/10/26	0.25%	1D SONIA	Monthly	(80,918)
Exponent, Inc.	Barclays Bank PLC	2,379,315	12/23/25	0.20%	1D OBFR01	Monthly	57,470
Extendicare, Inc.	SG Americas Securities LLC	88,673	12/08/25	0.20%	CABROVER	Monthly	7,225
Extendicare, Inc.	UBS AG	1,593,191	04/21/28	0.25%	1D CORRA	Monthly	133,303
Extreme Networks, Inc.	Barclays Bank PLC	2,415,146	12/23/25	0.20%	1D OBFR01	Monthly	(174,362)
EZCORP, Inc., Class A	Bank of America N.A.	3,580,911	02/15/28	0.20%	1D OBFR01	Monthly	(141,352)
EZCORP, Inc., Class A	Goldman Sachs Bank USA	2,085,725	08/19/26	0.20%	1D FEDL01	Monthly	(82,331)
FactSet Research Systems, Inc.	Morgan Stanley & Co. International PLC	346,960	02/05/27	0.20%	1D FEDL01	Monthly	(120)
Fastighets AB Balder, Class B	Morgan Stanley & Co. International PLC	1,293,500	01/04/27	0.26%	1D STIBOR	Monthly	(77,431)
Federal Agricultural Mortgage Corp., Class C	Barclays Bank PLC	132,030	12/23/25	0.20%	1D OBFR01	Monthly	(2,738)
Federated Hermes, Inc., Class B	SG Americas Securities LLC	6,406,564	12/08/25	0.20%	1D OBFR01	Monthly	(478,138)
Federated Hermes, Inc., Class B	UBS AG	6,440,924	04/21/28	0.20%	1D OBFR01	Monthly	(457,862)
Ferguson Enterprises, Inc.	JPMorgan Chase Bank N.A.	2,734,238	02/09/26	0.20%	1D OBFR01	Monthly	158,550
Ferguson Enterprises, Inc.	UBS AG	1,429,398	04/18/28	0.20%	1D OBFR01	Monthly	42,468
Ferrari NV	Barclays Bank PLC	6,315,206	12/23/25	0.20%	1D OBFR01	Monthly	158,497
Fidelity National Information Services, Inc.	UBS AG	17,969,630	04/18/28	0.20%	1D OBFR01	Monthly	(1,076,726)
Fifth Third Bancorp	SG Americas Securities LLC	20,069,502	12/08/25	0.20%	1D OBFR01	Monthly	(885,012)
First Citizens BancShares, Inc., Class A	Barclays Bank PLC	11,178,898	12/23/25	0.20%	1D OBFR01	Monthly	516,373
First Citizens BancShares, Inc., Class A	Citibank N.A.	5,178,680	02/24/28	0.20%	1D OBFR01	Monthly	244,685
First Financial Bankshares, Inc.	SG Americas Securities LLC	13,219,769	12/08/25	0.20%	1D OBFR01	Monthly	(989,800)
First Financial Corp.	UBS AG	1,407,019	04/21/28	0.20%	1D OBFR01	Monthly	(8,915)
First Majestic Silver Corp.	UBS AG	472,129	04/18/28	0.25%	1D CORRA	Monthly	(66,510)
First Quantum Minerals Ltd.	Citibank N.A.	4,557,789	02/24/28	0.20%	1D CORRA	Monthly	(67,843)
First Quantum Minerals Ltd.	Morgan Stanley & Co. International PLC	42,046	01/04/27	0.20%	CABROVER	Monthly	(626)
First Quantum Minerals Ltd.	Morgan Stanley & Co. International PLC	318,851	01/06/27	0.20%	CABROVER	Monthly	(14,249)
Firstgroup PLC	Bank of America N.A.	1,223,959	02/15/28	0.25%	1D SONIA	Monthly	(1,165)
Firstgroup PLC	BNP Paribas SA	3,194,647	03/17/27	0.25%	1D SONIA	Monthly	6,714
Firstgroup PLC	Goldman Sachs Bank USA	1,334,130	08/19/26	0.25%	1D SONIA	Monthly	(1,269)
Firstgroup PLC	UBS AG	1,278,557	04/24/28	0.25%	1D SONIA	Monthly	(1,217)
Fiserv, Inc.	Morgan Stanley & Co. International PLC	15,344,686	02/05/27	0.20%	1D FEDL01	Monthly	(6,976,291)
Five Below, Inc.	SG Americas Securities LLC	3,540,016	12/08/25	0.20%	1D OBFR01	Monthly	80,811
Five9, Inc.	Barclays Bank PLC	12,198,264	12/23/25	0.20%	1D OBFR01	Monthly	740,742
flatexDEGIRO AG	Barclays Bank PLC	10,484,241	12/10/26	0.26%	1D ESTR	Monthly	270,758
Flex Ltd.	Barclays Bank PLC	26,153,697	12/23/25	0.20%	1D OBFR01	Monthly	495,890
Flex Ltd.	SG Americas Securities LLC	24,200,612	12/08/25	0.20%	1D OBFR01	Monthly	1,083,851
Flight Centre Travel Group Ltd.	UBS AG	3,136,209	04/03/28	0.25%	1D AONIA	Monthly	64,563
Floor & Decor Holdings, Inc., Class A	UBS AG	748,064	04/18/28	0.20%	1D OBFR01	Monthly	(91,211)
Flowserve Corp.	Barclays Bank PLC	6,977,768	12/23/25	0.20%	1D OBFR01	Monthly	2,221,240
Flowserve Corp.	BNP Paribas SA	2,536,906	04/16/26	0.20%	1D OBFR01	Monthly	888,971
Flowserve Corp.	UBS AG	1,224,180	04/18/28	0.20%	1D OBFR01	Monthly	428,972
Flughafen Zurich AG, Class N, Registered Shares	SG Americas Securities LLC	1,504,225	12/08/25	0.26%	SSARON	Monthly	(42,362)
Fluor Corp.	Morgan Stanley & Co. International PLC	320,149	02/05/27	0.20%	1D FEDL01	Monthly	(1,194)
Food & Life Cos. Ltd.	Barclays Bank PLC	12,992,663	09/09/27	0.00%	1D P TONA	Monthly	341,979
Food & Life Cos. Ltd.	Citibank N.A.	4,167,329	02/26/26	0.23%	1D P TONA	Monthly	110,096
Food & Life Cos. Ltd.	JPMorgan Chase Bank N.A.	394,536	02/10/26	0.25%	1D P TONA	Monthly	24,915
Food & Life Cos. Ltd.	SG Americas Securities LLC	7,885,179	12/08/25	0.25%	1D P TONA	Monthly	484,332
Fortescue Ltd.	SG Americas Securities LLC	10,686,064	12/08/25	0.30%	1D AONIA	Monthly	476,419
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Fortrea Holdings, Inc.	Barclays Bank PLC	$ 1,782,646	12/23/25	0.20%	1D OBFR01	Monthly	$ (10,167)
Fortuna Mining Corp.	UBS AG	5,761,335	04/21/28	0.25%	1D CORRA	Monthly	(379,668)
Fortune Brands Innovations, Inc.	BNP Paribas SA	10,579,481	04/16/26	0.20%	1D OBFR01	Monthly	231,978
Fortune Real Estate Investment Trust	Morgan Stanley & Co. International PLC	1,290,071	01/06/27	0.30%	HONIA	Monthly	(5,229)
Forvia SE	Barclays Bank PLC	2,699,446	12/10/26	0.26%	1D ESTR	Monthly	213,616
Fox Corp., Class A	Barclays Bank PLC	32,180,454	12/23/25	0.20%	1D OBFR01	Monthly	3,334,506
Fox Corp., Class A	BNP Paribas SA	1,921,166	04/16/26	0.20%	1D OBFR01	Monthly	218,232
Fox Corp., Class A	SG Americas Securities LLC	15,978,135	12/08/25	0.20%	1D OBFR01	Monthly	1,192,517
Fox Corp., Class B	Barclays Bank PLC	17,182,602	12/23/25	0.20%	1D OBFR01	Monthly	1,937,912
Franklin Electric Co., Inc.	Morgan Stanley & Co. International PLC	7,955,189	02/08/27	0.20%	1D FEDL01	Monthly	(277,587)
Franklin Resources, Inc.	Barclays Bank PLC	8,770,467	12/23/25	0.20%	1D OBFR01	Monthly	(1,744)
Freenet AG, Class N	Barclays Bank PLC	343,334	12/10/26	0.26%	1D ESTR	Monthly	(76)
Freeport-McMoRan, Inc.	Citibank N.A.	13,380,000	02/24/28	0.20%	1D OBFR01	Monthly	301,854
Freeport-McMoRan, Inc.	JPMorgan Chase Bank N.A.	11,039,446	02/09/26	0.20%	1D OBFR01	Monthly	(296,274)
Freeport-McMoRan, Inc.	SG Americas Securities LLC	1,794,815	12/08/25	0.20%	1D OBFR01	Monthly	(48,169)
Frencken Group Ltd.	Barclays Bank PLC	1,635,292	12/24/27	0.00%	SORA	Monthly	148,472
Freshworks, Inc., Class A	Bank of America N.A.	7,393,573	02/15/28	0.00%	1D OBFR01	Monthly	19,895
Frontdoor, Inc.	Barclays Bank PLC	5,263,375	12/23/25	0.20%	1D OBFR01	Monthly	(107,875)
FTI Consulting, Inc.	BNP Paribas SA	8,830,912	04/16/26	0.20%	1D OBFR01	Monthly	664,753
Fujitsu Ltd.	Bank of America N.A.	26,040,031	03/15/28	0.25%	1D P TONA	Monthly	1,756,032
Fujitsu Ltd.	Barclays Bank PLC	4,534,564	05/12/27	0.24%	1D P TONA	Monthly	216,254
Fukuoka Financial Group, Inc.	Bank of America N.A.	24,838,846	02/15/28	0.25%	1D P TONA	Monthly	1,289,325
Fukuoka Financial Group, Inc.	Bank of America N.A.	12,618,484	03/15/28	0.25%	1D P TONA	Monthly	694,068
Fulgent Genetics, Inc.	Barclays Bank PLC	2,404,050	12/23/25	0.20%	1D OBFR01	Monthly	(107,415)
Furukawa Co., Ltd.	SG Americas Securities LLC	9,597,556	12/08/25	0.25%	1D P TONA	Monthly	570,399
Galaxy Entertainment Group Ltd.	Citibank N.A.	2,097,422	02/25/26	0.30%	HONIA	Monthly	59,926
Galaxy Entertainment Group Ltd.	UBS AG	218,677	09/03/29	0.25%	HONIA	Monthly	10,510
Galp Energia SGPS SA, Class B	Morgan Stanley & Co. International PLC	133,519	01/06/27	0.26%	1D ESTR	Monthly	5,793
Gamma Communications PLC	Barclays Bank PLC	765,956	12/10/26	0.25%	1D SONIA	Monthly	(20,275)
Gap, Inc.	UBS AG	7,153,322	04/18/28	0.20%	1D OBFR01	Monthly	293,927
Garrett Motion, Inc.	Barclays Bank PLC	450,247	12/23/25	0.20%	1D OBFR01	Monthly	(3,506)
Gartner, Inc.	SG Americas Securities LLC	27,039,926	12/08/25	0.20%	1D OBFR01	Monthly	493,282
GCM Grosvenor, Inc., Class A	SG Americas Securities LLC	3,311,279	12/08/25	0.20%	1D OBFR01	Monthly	(31,666)
GCM Grosvenor, Inc., Class A	UBS AG	818,751	04/21/28	0.20%	1D OBFR01	Monthly	(6,352)
GE Vernova, Inc.	Morgan Stanley & Co. International PLC	6,455,881	02/05/27	0.20%	1D FEDL01	Monthly	19,278
GEA Group AG	Barclays Bank PLC	11,252,296	08/17/26	0.26%	1D ESTR	Monthly	(256,068)
GEA Group AG	Barclays Bank PLC	15,233,717	12/10/26	0.26%	1D ESTR	Monthly	(346,673)
GEA Group AG	SG Americas Securities LLC	4,164,715	12/08/25	0.26%	1D ESTR	Monthly	(55,953)
Gecina SA	Bank of America N.A.	6,549,677	02/15/28	0.26%	1D ESTR	Monthly	(116,881)
General Dynamics Corp.	Barclays Bank PLC	8,531,565	12/23/25	0.20%	1D OBFR01	Monthly	163,364
Generali	Barclays Bank PLC	49,522,823	08/17/26	0.26%	1D ESTR	Monthly	1,629,280
Generali	SG Americas Securities LLC	58,541,013	12/08/25	0.26%	1D ESTR	Monthly	631,824
Genmab A/S	Barclays Bank PLC	4,971,605	11/09/26	0.26%	DESTR	Monthly	(180,634)
Genmab A/S	Barclays Bank PLC	5,404,431	05/12/27	0.28%	DESTR	Monthly	(202,732)
Genmab A/S	BNP Paribas SA	1,655,942	06/17/26	0.25%	DESTR	Monthly	(181,885)
Genmab A/S	Morgan Stanley & Co. International PLC	1,409,414	01/06/27	0.26%	DESTR	Monthly	(52,870)
Gentherm, Inc.	SG Americas Securities LLC	1,226,302	12/08/25	0.20%	1D OBFR01	Monthly	68,617
GEO Group, Inc.	Barclays Bank PLC	353,284	12/23/25	0.20%	1D OBFR01	Monthly	(2,481)
George Weston Ltd.	Morgan Stanley & Co. International PLC	20,510,684	01/04/27	0.20%	CABROVER	Monthly	(1,008,497)
Georgia Capital PLC	SG Americas Securities LLC	4,078,548	12/08/25	0.25%	1D SONIA	Monthly	398,224
Getty Realty Corp.	SG Americas Securities LLC	4,068,151	12/08/25	0.20%	1D OBFR01	Monthly	218,802
GFL Environmental, Inc.	UBS AG	13,370,030	04/18/28	0.25%	1D CORRA	Monthly	(438,638)
Gibson Energy, Inc.	Morgan Stanley & Co. International PLC	245,041	01/06/27	0.20%	CABROVER	Monthly	(51)
G-III Apparel Group Ltd.	Barclays Bank PLC	12,763,079	12/23/25	0.20%	1D OBFR01	Monthly	(541,657)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Givaudan SA, Class N, Registered Shares	UBS AG	$ 18,122,093	04/02/30	0.15%	SSARON	Monthly	$ (764,600)
Gjensidige Forsikring ASA	BNP Paribas SA	164,770	08/17/26	0.25%	NOWA	Monthly	(874)
Glencore PLC	BNP Paribas SA	380,830	08/17/26	0.25%	1D SONIA	Monthly	12,303
Glencore PLC	BNP Paribas SA	10,144,889	03/22/27	0.25%	1D SONIA	Monthly	327,741
Glencore PLC	SG Americas Securities LLC	15,210,904	12/08/25	0.20%	1D SONIA	Monthly	381,057
Global Industrial Co.	Bank of America N.A.	543,127	02/15/28	0.20%	1D OBFR01	Monthly	(93,239)
Global Industrial Co.	Barclays Bank PLC	2,564,359	12/23/25	0.20%	1D OBFR01	Monthly	(451,076)
Global Industrial Co.	BNP Paribas SA	1,233,204	04/16/26	0.20%	1D OBFR01	Monthly	(211,704)
Global Industrial Co.	Goldman Sachs Bank USA	420,881	08/19/26	0.20%	1D FEDL01	Monthly	(72,253)
Global Industrial Co.	SG Americas Securities LLC	818,644	12/08/25	0.20%	1D OBFR01	Monthly	(152,764)
Global-e Online Ltd.	Morgan Stanley & Co. International PLC	353,728	02/05/27	0.20%	1D FEDL01	Monthly	11,227
Globant SA	Barclays Bank PLC	21,022,768	12/23/25	0.20%	1D OBFR01	Monthly	698,407
Globe Life, Inc.	Bank of America N.A.	10,746,592	02/15/28	0.20%	1D OBFR01	Monthly	(366,245)
Glory Ltd.	Bank of America N.A.	3,571,466	02/15/28	0.00%	1D P TONA	Monthly	19,860
Glory Ltd.	BNP Paribas SA	2,069,692	03/24/27	0.25%	1D TONA	Monthly	11,509
Glory Ltd.	Goldman Sachs Bank USA	762,768	08/19/26	0.25%	1D P TONA	Monthly	4,242
GMO Internet, Inc.	Barclays Bank PLC	127,573	05/12/27	0.00%	1D P TONA	Monthly	(13,450)
GN Store Nord A/S	Morgan Stanley & Co. International PLC	3,531,521	01/04/27	0.26%	DESTR	Monthly	(99,813)
GN Store Nord A/S	Morgan Stanley & Co. International PLC	6,763,780	01/06/27	0.26%	DESTR	Monthly	(187,539)
GN Store Nord A/S	SG Americas Securities LLC	20,288,240	12/08/25	0.26%	DESTR	Monthly	(1,003,987)
GoDaddy, Inc., Class A	Barclays Bank PLC	16,617,075	12/23/25	0.20%	1D OBFR01	Monthly	100,458
Grab Holdings Ltd., Class A	SG Americas Securities LLC	5,890,185	12/08/25	0.19%	1D OBFR01	Monthly	(321,264)
GrainCorp Ltd., Class A	Barclays Bank PLC	4,965,310	05/12/27	0.00%	1D AONIA	Monthly	152,138
GrainCorp Ltd., Class A	Morgan Stanley & Co. International PLC	1,493,479	01/06/27	0.29%	1D AONIA	Monthly	47,057
Grainger PLC	Barclays Bank PLC	12,705,347	12/10/26	0.25%	1D SONIA	Monthly	(657,271)
Grainger PLC	BNP Paribas SA	9,414,531	03/17/27	0.25%	1D SONIA	Monthly	(284,714)
Grand City Properties SA	Bank of America N.A.	7,934	02/15/28	0.26%	1D ESTR	Monthly	(205)
Grand City Properties SA	BNP Paribas SA	774,172	03/24/27	0.26%	1D ESTR	Monthly	(20,005)
Grand City Properties SA	Goldman Sachs Bank USA	544,174	08/19/26	0.26%	1D ESTR	Monthly	(14,062)
Grand City Properties SA	UBS AG	750,448	04/24/28	0.26%	1D ESTR	Monthly	(19,392)
Granite Construction, Inc.	SG Americas Securities LLC	45,363,863	12/08/25	0.20%	1D OBFR01	Monthly	(1,693,901)
Great Lakes Dredge & Dock Corp.	BNP Paribas SA	1,704,861	04/16/26	0.20%	1D OBFR01	Monthly	—
Green Plains, Inc.	Barclays Bank PLC	843,195	12/23/25	0.20%	1D OBFR01	Monthly	51,340
Greenbrier Cos, Inc.	Barclays Bank PLC	22,610,102	12/23/25	0.20%	1D OBFR01	Monthly	(1,885,416)
Greenbrier Cos, Inc.	Goldman Sachs Bank USA	4,072,492	08/19/26	0.20%	1D FEDL01	Monthly	(364,820)
Greencore Group PLC	BNP Paribas SA	5,629,486	03/17/27	0.25%	1D SONIA	Monthly	(104,250)
Greencore Group PLC	SG Americas Securities LLC	1,040,187	12/08/25	0.25%	1D SONIA	Monthly	9,814
Grifols SA, Class A	UBS AG	475,315	04/18/28	0.26%	1D ESTR	Monthly	(6,629)
Grindr, Inc.	SG Americas Securities LLC	5,954,793	12/08/25	0.20%	1D OBFR01	Monthly	321,514
Grocery Outlet Holding Corp.	Barclays Bank PLC	4,110,768	12/23/25	0.20%	1D OBFR01	Monthly	(470,719)
Group 1 Automotive, Inc.	UBS AG	5,008,001	04/18/28	0.20%	1D OBFR01	Monthly	(432,316)
Groupon, Inc.	JPMorgan Chase Bank N.A.	4,509,516	02/10/26	0.20%	1D OBFR01	Monthly	(405,693)
Groupon, Inc.	SG Americas Securities LLC	3,367,264	12/08/25	0.20%	1D OBFR01	Monthly	(262,573)
Guardant Health, Inc.	BNP Paribas SA	4,819,514	04/16/26	0.20%	1D OBFR01	Monthly	2,164,614
Guidewire Software, Inc.	Barclays Bank PLC	9,482,974	12/23/25	0.20%	1D OBFR01	Monthly	(629,419)
Gulf Keystone Petroleum Ltd.	Barclays Bank PLC	1,860,453	12/10/26	0.25%	1D SONIA	Monthly	61,520
GungHo Online Entertainment, Inc.	Barclays Bank PLC	134,496	05/12/27	0.00%	1D P TONA	Monthly	(901)
Guotai Junan International Holdings Ltd.	BNP Paribas SA	6,833,933	07/19/27	0.30%	HONIA	Monthly	(677,063)
H&R Block, Inc.	SG Americas Securities LLC	4,376,235	12/08/25	0.20%	1D OBFR01	Monthly	(61,588)
H.U. Group Holdings, Inc.	Barclays Bank PLC	814,954	05/12/27	0.15%	1D P TONA	Monthly	(7,302)
Hachijuni Bank Ltd.	Barclays Bank PLC	130,883	05/12/27	0.15%	1D P TONA	Monthly	7,119
Halma PLC	Barclays Bank PLC	26,048,593	08/17/26	0.25%	1D SONIA	Monthly	487,109
Halma PLC	SG Americas Securities LLC	3,431,745	12/08/25	0.25%	1D SONIA	Monthly	(20,089)
Halma PLC	SG Americas Securities LLC	26,046,936	12/08/25	0.25%	1D SONIA	Monthly	(152,475)
Halozyme Therapeutics, Inc.	Barclays Bank PLC	2,769,640	12/23/25	0.20%	1D OBFR01	Monthly	(24,424)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Hamamatsu Photonics KK	JPMorgan Chase Bank N.A.	$ 5,104,248	02/10/26	0.25%	1D P TONA	Monthly	$ 182,308
Hamamatsu Photonics KK	SG Americas Securities LLC	7,339,391	12/08/25	0.25%	1D P TONA	Monthly	335,797
Hamamatsu Photonics KK	UBS AG	3,242,944	04/18/28	0.24%	1D P TONA	Monthly	167,630
Hamilton Lane, Inc., Class A	Morgan Stanley & Co. International PLC	547,262	02/05/27	0.20%	1D FEDL01	Monthly	(19,628)
Hammerson PLC	Barclays Bank PLC	4,429,109	12/10/26	0.25%	1D SONIA	Monthly	27,014
Hammerson PLC	BNP Paribas SA	8	08/17/26	0.25%	1D SONIA	Monthly	—
Hammerson PLC	BNP Paribas SA	4	03/22/27	0.25%	1D SONIA	Monthly	—
Hammerson PLC	Goldman Sachs Bank USA	4	08/19/26	0.25%	1D SONIA	Monthly	—
Hammerson PLC	Goldman Sachs Bank USA	12	08/19/26	0.25%	1D SONIA	Monthly	—
Hammerson PLC	SG Americas Securities LLC	617,830	12/08/25	0.25%	1D SONIA	Monthly	43,871
Hancock Whitney Corp.	Barclays Bank PLC	166,322	12/23/25	0.20%	1D OBFR01	Monthly	2,723
Hanwa Co. Ltd.	BNP Paribas SA	1,406,268	03/24/27	0.25%	1D TONA	Monthly	(4,795)
Hanwa Co. Ltd.	Morgan Stanley & Co. International PLC	1,436,792	01/06/27	0.25%	1D P TONA	Monthly	(35,318)
Harbour Energy PLC	Barclays Bank PLC	6,897,176	12/10/26	0.25%	1D SONIA	Monthly	735,694
Harbour Energy PLC	SG Americas Securities LLC	2,703,784	12/08/25	0.25%	1D SONIA	Monthly	267,967
Harel Insurance Investments & Financial Services Ltd.	Bank of America N.A.	2,551,262	02/15/28	0.45%	SHIR	Monthly	42,654
Harmony Biosciences Holdings, Inc.	Goldman Sachs Bank USA	4,534,184	08/19/26	0.20%	1D FEDL01	Monthly	330,316
Harmony Biosciences Holdings, Inc.	SG Americas Securities LLC	18,979,596	12/08/25	0.20%	1D OBFR01	Monthly	1,307,361
Hartford Insurance Group, Inc.	UBS AG	764,284	04/18/28	0.20%	1D OBFR01	Monthly	(10,636)
Hasbro, Inc.	Citibank N.A.	10,873,773	02/24/28	0.20%	1D OBFR01	Monthly	166,376
Hasbro, Inc.	JPMorgan Chase Bank N.A.	9,125,380	02/09/26	0.20%	1D OBFR01	Monthly	89,358
Hasbro, Inc.	SG Americas Securities LLC	190,588	12/08/25	0.20%	1D OBFR01	Monthly	1,866
Haseko Corp.	BNP Paribas SA	1,385,187	03/24/27	0.15%	1D TONA	Monthly	11,701
Haverty Furniture Cos, Inc.	Morgan Stanley & Co. International PLC	2,631,897	02/08/27	0.20%	1D FEDL01	Monthly	199,957
Hazama Ando Corp.	Barclays Bank PLC	17,807,021	05/12/27	0.00%	1D P TONA	Monthly	(21,124)
Hazama Ando Corp.	BNP Paribas SA	6,882,208	03/24/27	0.15%	1D TONA	Monthly	224,319
HCA Healthcare, Inc.	Morgan Stanley & Co. International PLC	456,692	02/05/27	0.20%	1D FEDL01	Monthly	(8,504)
Healthcare Realty Trust, Inc.	Morgan Stanley & Co. International PLC	172,617	02/05/27	0.20%	1D FEDL01	Monthly	(24)
HealthEquity, Inc.	Morgan Stanley & Co. International PLC	15,576,989	02/05/27	0.20%	1D FEDL01	Monthly	(146,830)
HEICO Corp.	BNP Paribas SA	24,575,619	04/16/26	0.20%	1D OBFR01	Monthly	755,416
HEICO Corp., Class A	BNP Paribas SA	14,823,453	04/16/26	0.20%	1D OBFR01	Monthly	396,831
Heidelberg Materials AG	Bank of America N.A.	451	02/15/28	0.26%	1D ESTR	Monthly	19
Heidelberger Druckmaschinen AG	SG Americas Securities LLC	1,882,022	12/08/25	0.26%	1D ESTR	Monthly	(168,112)
Heiwa Real Estate Co. Ltd.	Barclays Bank PLC	8,347,861	05/12/27	0.00%	1D P TONA	Monthly	(383,165)
Heiwado Co. Ltd.	Bank of America N.A.	5,451,942	02/15/28	0.25%	1D P TONA	Monthly	13,132
Heiwado Co. Ltd.	BNP Paribas SA	2,304,826	03/24/27	0.25%	1D TONA	Monthly	5,552
Heiwado Co. Ltd.	Goldman Sachs Bank USA	271,588	08/19/26	0.25%	1D P TONA	Monthly	654
Helix Energy Solutions Group, Inc.	Morgan Stanley & Co. International PLC	1,355,490	02/08/27	0.20%	1D FEDL01	Monthly	18,400
Henkel AG & Co KGaA	Barclays Bank PLC	28,715,138	08/17/26	0.26%	1D ESTR	Monthly	(912,244)
Henkel AG & Co KGaA	Barclays Bank PLC	453,404	08/17/26	0.26%	1D ESTR	Monthly	(10,366)
Henkel AG & Co KGaA	Barclays Bank PLC	19,929,804	12/10/26	0.26%	1D ESTR	Monthly	(623,055)
Henkel AG & Co KGaA	BNP Paribas SA	1,272,445	08/17/26	0.26%	1D ESTR	Monthly	13,582
Henkel AG & Co KGaA	Morgan Stanley & Co. International PLC	1,734,062	01/04/27	0.26%	1D ESTR	Monthly	(39,646)
Henkel AG & Co KGaA	Morgan Stanley & Co. International PLC	7,229,824	01/04/27	0.26%	1D ESTR	Monthly	(230,635)
Henkel AG & Co KGaA	SG Americas Securities LLC	1,585,014	12/08/25	0.26%	1D ESTR	Monthly	19,421
Henry Schein, Inc.	Barclays Bank PLC	8,174,494	12/23/25	0.20%	1D OBFR01	Monthly	(31,616)
Hera SpA	Barclays Bank PLC	914,559	12/10/26	0.26%	1D ESTR	Monthly	(17,196)
Herc Holdings, Inc.	Barclays Bank PLC	8,175,914	12/23/25	0.20%	1D OBFR01	Monthly	769,542
Heritage Commerce Corp.	SG Americas Securities LLC	1,598,859	12/08/25	0.20%	1D OBFR01	Monthly	92,711
Hermes International SCA	Citibank N.A.	11,266,641	07/06/26	0.05%	1D ESTR	Monthly	(267,671)
Highwoods Properties, Inc.	Barclays Bank PLC	950,468	12/23/25	0.20%	1D OBFR01	Monthly	(581)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Hill & Smith PLC	SG Americas Securities LLC	$ 3,382,918	12/08/25	0.25%	1D SONIA	Monthly	$ 70,530
Hilton Food Group PLC	Barclays Bank PLC	386,018	12/10/26	0.25%	1D SONIA	Monthly	(22,042)
Hilton Food Group PLC	BNP Paribas SA	1,206,782	03/17/27	0.25%	1D SONIA	Monthly	(27,468)
Hinge Health, Inc., Class A	Barclays Bank PLC	129,114	12/23/25	0.20%	1D OBFR01	Monthly	2,900
Hirogin Holdings, Inc.	Barclays Bank PLC	130,495	05/12/27	0.00%	1D P TONA	Monthly	1,239
Hirose Electric Co., Ltd.	SG Americas Securities LLC	6,089,203	12/08/25	0.25%	1D P TONA	Monthly	515,380
Hitachi Construction Machinery Co., Ltd.	Barclays Bank PLC	3,693,187	05/12/27	0.23%	1D P TONA	Monthly	75,751
Hitachi Construction Machinery Co., Ltd.	UBS AG	6,578,976	09/03/29	0.25%	1D P TONA	Monthly	382,818
Hitachi Ltd.	Bank of America N.A.	16,685,835	02/15/28	0.25%	1D P TONA	Monthly	2,812,111
Hitachi Ltd.	Barclays Bank PLC	40,160,677	09/09/27	0.00%	1D P TONA	Monthly	7,135,846
HK Electric Investments & HK Electric Investments Ltd.	BNP Paribas SA	1,156,192	03/22/27	0.30%	HONIA	Monthly	(1,911)
HNI Corp.	Barclays Bank PLC	5,085,914	12/23/25	0.20%	1D OBFR01	Monthly	(333,711)
HOCHTIEF AG	BNP Paribas SA	1,260,530	08/17/26	0.26%	1D ESTR	Monthly	(23,393)
Hollywood Bowl Group PLC	BNP Paribas SA	1,701,547	03/17/27	0.25%	1D SONIA	Monthly	(37,057)
Home BancShares, Inc.	Barclays Bank PLC	10,911,370	12/23/25	0.20%	1D OBFR01	Monthly	(133,164)
Honeywell International, Inc.	Barclays Bank PLC	70,490,597	12/23/25	0.20%	1D OBFR01	Monthly	(1,742,240)
Hong Kong Exchanges & Clearing Ltd.	Barclays Bank PLC	1,570,978	09/09/27	0.00%	HONIA	Monthly	4,156
Hongkong Land Holdings Ltd.	Morgan Stanley & Co. International PLC	263,172	10/29/27	0.30%	1D FEDL01	Monthly	(428)
Hongkong Land Holdings Ltd.	SG Americas Securities LLC	1,936,779	12/08/25	0.30%	1D OBFR01	Monthly	(20,583)
Horizon Bancorp, Inc.	Goldman Sachs Bank USA	1,109,863	08/19/26	0.20%	1D FEDL01	Monthly	(8,472)
Hosiden Corp.	Morgan Stanley & Co. International PLC	2,614,658	01/06/27	0.25%	1D P TONA	Monthly	36,345
Houlihan Lokey, Inc., Class A	Barclays Bank PLC	12,207,337	12/23/25	0.20%	1D OBFR01	Monthly	(944,638)
HSBC Holdings PLC	Barclays Bank PLC	2,281,305	08/17/26	0.25%	1D SONIA	Monthly	(8,412)
Hub Group, Inc., Class A	SG Americas Securities LLC	5,609,899	12/08/25	0.20%	1D OBFR01	Monthly	116,614
HUB24 Ltd.	Barclays Bank PLC	4,229,589	09/09/27	0.00%	1D AONIA	Monthly	5,085
Hubbell, Inc.	JPMorgan Chase Bank N.A.	285,795	02/09/26	0.20%	1D OBFR01	Monthly	34,275
Hubbell, Inc.	SG Americas Securities LLC	11,327,616	12/08/25	0.20%	1D OBFR01	Monthly	965,234
Huber + Suhner AG, Class N, Registered Shares	Citibank N.A.	4,208,014	02/26/26	0.26%	SSARON	Monthly	184,391
HubSpot, Inc.	BNP Paribas SA	10,628,198	04/16/26	0.20%	1D OBFR01	Monthly	1,109,013
Hudbay Minerals, Inc.	Citibank N.A.	9,593,201	02/24/28	0.20%	1D CORRA	Monthly	622,581
Hudbay Minerals, Inc.	Morgan Stanley & Co. International PLC	306,154	01/06/27	0.20%	CABROVER	Monthly	(68)
HUGO BOSS AG	Barclays Bank PLC	5,499,956	08/17/26	0.26%	1D ESTR	Monthly	(368,971)
HUGO BOSS AG	SG Americas Securities LLC	5,000,894	12/08/25	0.26%	1D ESTR	Monthly	(291,022)
Hulic Co. Ltd.	Barclays Bank PLC	13,452,910	05/12/27	0.15%	1D P TONA	Monthly	137,991
Hulic Co. Ltd.	Barclays Bank PLC	11,862,695	09/09/27	0.15%	1D P TONA	Monthly	121,680
Hulic Co. Ltd.	SG Americas Securities LLC	1,645,969	12/08/25	0.25%	1D P TONA	Monthly	10,148
Hunting PLC	Bank of America N.A.	1,184,151	02/15/28	0.25%	1D SONIA	Monthly	73,664
Hunting PLC	Goldman Sachs Bank USA	717,230	08/19/26	0.25%	1D SONIA	Monthly	44,618
Huntington Bancshares, Inc.	Bank of America N.A.	6,886,068	02/15/28	0.20%	1D OBFR01	Monthly	(266,832)
Huntington Ingalls Industries, Inc.	BNP Paribas SA	5,111,897	04/16/26	0.20%	1D OBFR01	Monthly	664,819
Huntsman Corp.	SG Americas Securities LLC	26,760,535	12/08/25	0.20%	1D OBFR01	Monthly	(1,961,032)
Husqvarna AB, Class B	Morgan Stanley & Co. International PLC	9,533,295	01/04/27	0.26%	1D STIBOR	Monthly	(352,243)
Hypoport SE	Barclays Bank PLC	2,606,586	12/10/26	0.26%	1D ESTR	Monthly	(401,690)
IAC, Inc.	SG Americas Securities LLC	5,122,753	12/08/25	0.20%	1D OBFR01	Monthly	(164,675)
Iberdrola SA	Barclays Bank PLC	27,623,510	08/17/26	0.26%	1D ESTR	Monthly	795,454
Iberdrola SA	Barclays Bank PLC	13,153,518	12/10/26	0.26%	1D ESTR	Monthly	299,780
Ibiden Co. Ltd.	SG Americas Securities LLC	825,384	12/08/25	0.25%	1D P TONA	Monthly	275,873
ICF International, Inc.	Barclays Bank PLC	8,366,785	12/23/25	0.20%	1D OBFR01	Monthly	(866,947)
ICF International, Inc.	SG Americas Securities LLC	659,497	12/08/25	0.20%	1D OBFR01	Monthly	(87,743)
Ichigo Office REIT Investment Corp.	SG Americas Securities LLC	807,579	12/08/25	0.25%	1D P TONA	Monthly	7,881
Idemitsu Kosan Co., Ltd.	Barclays Bank PLC	11,245,354	09/09/27	0.00%	1D P TONA	Monthly	430,688
Idemitsu Kosan Co., Ltd.	UBS AG	23,599,082	04/18/28	0.25%	1D P TONA	Monthly	1,314,120
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
IDP Education Ltd.	BNP Paribas SA	$ 1,390,003	03/22/27	0.25%	1D AONIA	Monthly	$ (208,304)
IDP Education Ltd.	Morgan Stanley & Co. International PLC	5,193,725	01/06/27	0.29%	1D AONIA	Monthly	(253,574)
IDT Corp., Class B	Barclays Bank PLC	3,068,943	12/23/25	0.20%	1D OBFR01	Monthly	63,060
IDT Corp., Class B	SG Americas Securities LLC	435,993	12/08/25	0.20%	1D OBFR01	Monthly	30,281
IES Holdings, Inc.	Barclays Bank PLC	67,683	12/23/25	0.20%	1D OBFR01	Monthly	(3,415)
IG Group Holdings PLC	Bank of America N.A.	2,769,780	02/15/28	0.25%	1D SONIA	Monthly	111,787
IG Group Holdings PLC	Barclays Bank PLC	9,142,227	08/17/26	0.25%	1D SONIA	Monthly	258,665
IG Group Holdings PLC	Barclays Bank PLC	13,421,188	12/10/26	0.25%	1D SONIA	Monthly	386,959
IG Group Holdings PLC	SG Americas Securities LLC	5,579,177	12/08/25	0.25%	1D SONIA	Monthly	184,293
IG Group Holdings PLC	SG Americas Securities LLC	3,331,770	12/08/25	0.25%	1D SONIA	Monthly	115,158
IGG, Inc.	Bank of America N.A.	750,410	02/15/28	0.30%	HONIA	Monthly	(51,152)
IGG, Inc.	Goldman Sachs Bank USA	214,096	08/19/26	0.30%	HONIA	Monthly	(14,594)
IGG, Inc.	Morgan Stanley & Co. International PLC	3,938,470	01/06/27	0.30%	HONIA	Monthly	(178,515)
IGM Financial, Inc.	Morgan Stanley & Co. International PLC	1,550,647	01/04/27	0.20%	CABROVER	Monthly	12,751
IGM Financial, Inc.	UBS AG	2,180,033	04/18/28	0.25%	1D CORRA	Monthly	(12,455)
IGO Ltd.	UBS AG	6,172,630	04/03/28	0.25%	1D AONIA	Monthly	(46,840)
Illumina, Inc.	Morgan Stanley & Co. International PLC	2,347	02/05/27	0.20%	1D FEDL01	Monthly	—
Imerys SA	Barclays Bank PLC	815,572	12/10/26	0.26%	1D ESTR	Monthly	(15,846)
IMI PLC	SG Americas Securities LLC	14,329,053	12/08/25	0.25%	1D SONIA	Monthly	515,863
Imperial Brands PLC	Barclays Bank PLC	4,558,998	08/17/26	0.25%	1D SONIA	Monthly	29,478
Imperial Brands PLC	Barclays Bank PLC	13,554,496	12/10/26	0.25%	1D SONIA	Monthly	136,112
Inaba Denki Sangyo Co. Ltd.	Bank of America N.A.	1,175,469	02/15/28	0.25%	1D P TONA	Monthly	102,531
Inaba Denki Sangyo Co. Ltd.	BNP Paribas SA	1,606,114	03/24/27	0.25%	1D TONA	Monthly	140,094
Inaba Denki Sangyo Co. Ltd.	Goldman Sachs Bank USA	530,857	08/19/26	0.25%	1D P TONA	Monthly	46,304
Independent Bank Corp.	Bank of America N.A.	411,520	02/15/28	0.20%	1D OBFR01	Monthly	(18,841)
Independent Bank Corp.	Goldman Sachs Bank USA	847,458	08/19/26	0.20%	1D FEDL01	Monthly	(38,801)
Independent Bank Corp.	SG Americas Securities LLC	233,469	12/08/25	0.20%	1D OBFR01	Monthly	(6,970)
Indivior PLC	Barclays Bank PLC	146,737	12/23/25	0.20%	1D OBFR01	Monthly	(34)
Indutrade AB	BNP Paribas SA	9,287,980	08/17/26	0.25%	1D STIBOR	Monthly	790,698
Infineon Technologies AG, Class N	Barclays Bank PLC	1,212,539	08/17/26	0.26%	1D ESTR	Monthly	8,018
Infineon Technologies AG, Class N	Morgan Stanley & Co. International PLC	3,108,162	01/06/27	0.26%	1D ESTR	Monthly	1,935
Infomart Corp.	JPMorgan Chase Bank N.A.	166,634	02/10/26	0.25%	1D P TONA	Monthly	3,124
Infomart Corp.	SG Americas Securities LLC	156,428	12/08/25	0.25%	1D P TONA	Monthly	2,933
INFRONEER Holdings, Inc.	Barclays Bank PLC	7,765,334	05/12/27	0.00%	1D P TONA	Monthly	(77,595)
Ingredion, Inc.	SG Americas Securities LLC	4,188,105	12/08/25	0.20%	1D OBFR01	Monthly	(213,384)
Innospec, Inc.	UBS AG	5,378,850	04/21/28	0.20%	1D OBFR01	Monthly	(96,910)
Innoviva, Inc.	Barclays Bank PLC	3,821,718	12/23/25	0.20%	1D OBFR01	Monthly	(31,240)
Insight Enterprises, Inc.	Barclays Bank PLC	233,606	12/23/25	0.20%	1D OBFR01	Monthly	(6)
Insperity, Inc.	Barclays Bank PLC	2,239,845	12/23/25	0.20%	1D OBFR01	Monthly	(151,469)
Inspire Medical Systems, Inc.	Barclays Bank PLC	1,770,242	12/23/25	0.20%	1D OBFR01	Monthly	(147,289)
Installed Building Products, Inc.	Citibank N.A.	5,246,729	02/24/28	0.20%	1D OBFR01	Monthly	(290,320)
Installed Building Products, Inc.	UBS AG	286,365	04/18/28	0.20%	1D OBFR01	Monthly	(8,843)
Insulet Corp.	Barclays Bank PLC	1,466,017	12/23/25	0.20%	1D OBFR01	Monthly	(72,183)
Insulet Corp.	Citibank N.A.	3,139,771	02/24/28	0.20%	1D OBFR01	Monthly	(154,595)
Intact Financial Corp.	UBS AG	4,918,009	04/18/28	0.25%	1D CORRA	Monthly	(4,018)
IntegraFin Holdings PLC	Morgan Stanley & Co. International PLC	125,589	01/04/27	0.25%	1D SONIA	Monthly	(1,191)
Integral Ad Science Holding Corp.	Barclays Bank PLC	1,891,209	12/23/25	0.20%	1D OBFR01	Monthly	—
Intel Corp.	Morgan Stanley & Co. International PLC	6,487,382	02/05/27	0.20%	1D FEDL01	Monthly	(212,232)
Interactive Brokers Group, Inc., Class A	Bank of America N.A.	13,533,660	02/15/28	0.00%	1D OBFR01	Monthly	116,321
Intercontinental Exchange, Inc.	UBS AG	5,148,238	04/18/28	0.20%	1D OBFR01	Monthly	(132,100)
InterContinental Hotels Group PLC	Bank of America N.A.	26,177,021	02/15/28	0.25%	1D SONIA	Monthly	613,425
InterContinental Hotels Group PLC	Bank of America N.A.	16,031,898	02/15/28	0.25%	1D SONIA	Monthly	375,687
Intertek Group PLC	SG Americas Securities LLC	6,879,115	12/08/25	0.25%	1D SONIA	Monthly	178,538

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Intertek Group PLC	UBS AG	$ 18,718,345	04/18/28	0.25%	1D SONIA	Monthly	$ 850,093
Intertek Group PLC	UBS AG	29,210,940	09/03/29	0.25%	1D SONIA	Monthly	1,304,060
Intesa Sanpaolo SpA	Barclays Bank PLC	36,086,844	08/17/26	0.26%	1D ESTR	Monthly	945,064
Intesa Sanpaolo SpA	SG Americas Securities LLC	38,254,997	12/08/25	0.26%	1D ESTR	Monthly	331,372
Intrum AB	Barclays Bank PLC	131,237	01/18/27	0.28%	1D STIBOR	Monthly	(12,604)
Intuit, Inc.	SG Americas Securities LLC	31,105,389	12/08/25	0.20%	1D OBFR01	Monthly	461,048
Intuitive Surgical, Inc.	UBS AG	4,525,117	04/18/28	0.20%	1D OBFR01	Monthly	1,024,984
Investec PLC	SG Americas Securities LLC	9,519,941	12/08/25	0.25%	1D SONIA	Monthly	276,244
Invitation Homes, Inc.	BNP Paribas SA	14,490,725	04/16/26	0.20%	1D OBFR01	Monthly	(159,504)
Ionis Pharmaceuticals, Inc.	BNP Paribas SA	1,011,144	04/16/26	0.20%	1D OBFR01	Monthly	26,679
Ionis Pharmaceuticals, Inc.	SG Americas Securities LLC	7,974,251	12/08/25	0.20%	1D OBFR01	Monthly	494,686
IONOS Group SE	SG Americas Securities LLC	3,437,515	12/08/25	0.26%	1D ESTR	Monthly	(222,981)
IonQ, Inc.	Barclays Bank PLC	7,645,113	12/23/25	0.20%	1D OBFR01	Monthly	955,467
IPG Photonics Corp.	Morgan Stanley & Co. International PLC	2,424,205	02/08/27	0.20%	1D FEDL01	Monthly	(5,350)
Ipsen SA	Barclays Bank PLC	29,560,499	08/17/26	0.26%	1D ESTR	Monthly	699,944
Ipsen SA	Barclays Bank PLC	6,114,891	12/10/26	0.26%	1D ESTR	Monthly	144,791
Ipsen SA	Goldman Sachs Bank USA	3,244,139	08/19/26	0.18%	1D ESTR	Monthly	222,344
Ipsen SA	Morgan Stanley & Co. International PLC	6,635,459	01/04/27	0.26%	1D ESTR	Monthly	157,117
Ipsen SA	Morgan Stanley & Co. International PLC	3,390,969	01/06/27	0.26%	1D ESTR	Monthly	80,293
iRadimed Corp.	Morgan Stanley & Co. International PLC	1,273,476	02/08/27	0.20%	1D FEDL01	Monthly	(12,640)
Iren SpA	Bank of America N.A.	4,896,881	02/15/28	0.26%	1D ESTR	Monthly	(233,236)
Iren SpA	Goldman Sachs Bank USA	1,442,449	08/19/26	0.26%	1D ESTR	Monthly	(68,703)
Iren SpA	Morgan Stanley & Co. International PLC	3,086,712	01/04/27	0.26%	1D ESTR	Monthly	(211,204)
Iridium Communications, Inc.	Barclays Bank PLC	14,752,964	12/23/25	0.20%	1D OBFR01	Monthly	(339,467)
Ishihara Sangyo Kaisha Ltd.	Barclays Bank PLC	160,073	05/12/27	0.00%	1D P TONA	Monthly	(32)
Israel Discount Bank Ltd., Class A	BNP Paribas SA	21,856,059	06/17/27	0.70%	SHIR	Monthly	41,858
Isuzu Motors Ltd.	Barclays Bank PLC	3,498,032	05/12/27	0.24%	1D P TONA	Monthly	(73,396)
Isuzu Motors Ltd.	JPMorgan Chase Bank N.A.	2,219,947	02/10/26	0.25%	1D P TONA	Monthly	(35,837)
Isuzu Motors Ltd.	JPMorgan Chase Bank N.A.	868,024	02/10/26	0.25%	1D P TONA	Monthly	(14,013)
Isuzu Motors Ltd.	SG Americas Securities LLC	2,122,818	12/08/25	0.25%	1D P TONA	Monthly	(25,827)
Italgas SpA	Barclays Bank PLC	14,925,733	12/10/26	0.26%	1D ESTR	Monthly	782,190
Itoham Yonekyu Holdings, Inc.	SG Americas Securities LLC	1,948,877	12/08/25	0.25%	1D P TONA	Monthly	(3,688)
ITT, Inc.	BNP Paribas SA	3,002,068	04/16/26	0.20%	1D OBFR01	Monthly	209,636
J D Wetherspoon PLC	Bank of America N.A.	937,673	02/15/28	0.25%	1D SONIA	Monthly	34,307
J D Wetherspoon PLC	Goldman Sachs Bank USA	718,324	08/19/26	0.25%	1D SONIA	Monthly	26,282
J D Wetherspoon PLC	UBS AG	1,170,714	04/24/28	0.25%	1D SONIA	Monthly	42,833
J Sainsbury PLC	Barclays Bank PLC	3,337,154	12/10/26	0.10%	1D SONIA	Monthly	(13,873)
J Sainsbury PLC	UBS AG	11,516,132	04/18/28	0.13%	1D SONIA	Monthly	138,770
J Sainsbury PLC	UBS AG	14,982,840	09/03/29	0.18%	1D SONIA	Monthly	155,969
Jabil, Inc.	Barclays Bank PLC	7,958,594	12/23/25	0.20%	1D OBFR01	Monthly	399,221
Jabil, Inc.	Citibank N.A.	443,213	02/24/28	0.20%	1D OBFR01	Monthly	49,372
JAC Recruitment Co. Ltd.	Barclays Bank PLC	4,077,273	05/12/27	0.24%	1D P TONA	Monthly	(78,895)
Jamf Holding Corp.	BNP Paribas SA	6,483,305	04/16/26	0.20%	1D OBFR01	Monthly	1,898,030
Jamf Holding Corp.	SG Americas Securities LLC	7,642,625	12/08/25	0.20%	1D OBFR01	Monthly	1,710,492
Japan Airlines Co., Ltd.	BNP Paribas SA	1,494,966	09/07/26	0.00%	1D TONA	Monthly	(24,910)
Japan Airlines Co., Ltd.	UBS AG	1,101,981	04/18/28	0.25%	1D P TONA	Monthly	(55,287)
Japan Aviation Electronics Industry Ltd.	Barclays Bank PLC	1,449,233	05/12/27	0.00%	1D P TONA	Monthly	(226,069)
Japan Logistics Fund, Inc.	Barclays Bank PLC	863,650	05/12/27	0.00%	1D P TONA	Monthly	(1,202)
Japan Metropolitan Fund Invest	Barclays Bank PLC	31,775,638	05/12/27	0.00%	1D P TONA	Monthly	483,858
Japan Petroleum Exploration Co. Ltd.	Barclays Bank PLC	10,050,561	05/12/27	0.00%	1D P TONA	Monthly	142,264
Japan Post Bank Co. Ltd.	Bank of America N.A.	2,990,833	02/15/28	0.25%	1D P TONA	Monthly	31,176
Japan Post Holdings Co. Ltd.	Barclays Bank PLC	26,015,840	05/12/27	0.00%	1D P TONA	Monthly	(97,389)
Japan Post Holdings Co. Ltd.	UBS AG	11,478,134	09/03/29	0.25%	1D P TONA	Monthly	89,491
Japan Tobacco, Inc.	Barclays Bank PLC	26,891,978	05/12/27	0.20%	1D P TONA	Monthly	2,148,197
Japan Tobacco, Inc.	Citibank N.A.	16,508,713	02/26/26	0.25%	1D P TONA	Monthly	1,318,756
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Japan Tobacco, Inc.	JPMorgan Chase Bank N.A.	$ 1,250,837	02/10/26	0.25%	1D P TONA	Monthly	$ 118,095
Japan Tobacco, Inc.	SG Americas Securities LLC	716,361	12/08/25	0.25%	1D P TONA	Monthly	67,379
Jardine Matheson Holdings Ltd.	Bank of America N.A.	3,136,002	02/15/28	0.30%	1D OBFR01	Monthly	(112,202)
JB Hi-Fi Ltd.	Barclays Bank PLC	6,382,225	09/09/27	0.00%	1D AONIA	Monthly	(571,928)
JB Hi-Fi Ltd.	BNP Paribas SA	5,035,366	09/07/26	0.25%	1D AONIA	Monthly	(395,980)
JB Hi-Fi Ltd.	Morgan Stanley & Co. International PLC	4,735,611	01/06/27	0.29%	1D AONIA	Monthly	(424,371)
JB Hi-Fi Ltd.	Morgan Stanley & Co. International PLC	8,425,919	01/07/27	0.29%	1D AONIA	Monthly	(723,914)
JB Hi-Fi Ltd.	UBS AG	8,580,590	04/18/28	0.25%	1D AONIA	Monthly	(701,002)
JB Hi-Fi Ltd.	UBS AG	3,061,623	09/03/29	0.25%	1D AONIA	Monthly	(250,123)
JBG SMITH Properties	BNP Paribas SA	417,162	04/16/26	0.20%	1D OBFR01	Monthly	(24,574)
JCDecaux SE	Barclays Bank PLC	4,762,610	12/10/26	0.26%	1D ESTR	Monthly	62,640
JCR Pharmaceuticals Co., Ltd.	Bank of America N.A.	1,236,942	02/15/28	0.25%	1D P TONA	Monthly	(65,836)
Jefferies Financial Group, Inc.	Morgan Stanley & Co. International PLC	10,820,038	02/05/27	0.20%	1D FEDL01	Monthly	(434,453)
Jenoptik AG	Morgan Stanley & Co. International PLC	1,073,994	01/04/27	0.26%	1D ESTR	Monthly	(20,178)
JET2 PLC	Barclays Bank PLC	2,095	12/10/26	0.25%	1D SONIA	Monthly	18
JINS Holdings, Inc.	Barclays Bank PLC	9,484,728	05/12/27	0.00%	1D P TONA	Monthly	(493,631)
JINS Holdings, Inc.	UBS AG	6,584,427	04/03/28	0.25%	1D P TONA	Monthly	(67,017)
Joby Aviation, Inc., Class A	Barclays Bank PLC	6,132,741	12/23/25	0.20%	1D OBFR01	Monthly	741,320
Johnson Matthey PLC	Barclays Bank PLC	4,522	12/10/26	0.25%	1D SONIA	Monthly	(97)
Joyful Honda Co., Ltd.	Citibank N.A.	1,585,610	02/26/26	0.20%	1D P TONA	Monthly	(55,274)
Joyful Honda Co., Ltd.	SG Americas Securities LLC	188,860	12/08/25	0.25%	1D P TONA	Monthly	(6,331)
JPMorgan Chase & Co.	SG Americas Securities LLC	34,937,607	12/08/25	0.20%	1D OBFR01	Monthly	814,747
JTEKT Corp.	Barclays Bank PLC	37,505,700	05/12/27	0.00%	1D P TONA	Monthly	898,820
Julius Baer Group Ltd., Class N	Barclays Bank PLC	935,960	11/09/26	0.26%	SSARON	Monthly	31,843
Julius Baer Group Ltd., Class N	Morgan Stanley & Co. International PLC	341,479	01/06/27	0.26%	SSARON	Monthly	9,025
Jumbo Interactive Ltd.	Bank of America N.A.	4,279,940	02/15/28	0.25%	1D AONIA	Monthly	407,002
Juroku Financial Group, Inc.	Barclays Bank PLC	841,815	05/12/27	0.00%	1D P TONA	Monthly	(511)
Juroku Financial Group, Inc.	JPMorgan Chase Bank N.A.	152,625	02/10/26	0.25%	1D P TONA	Monthly	3,982
Jyske Bank A/S, Registered Shares	Barclays Bank PLC	692,612	02/19/27	0.28%	DESTR	Monthly	7,205
Kaga Electronics Co., Ltd.	Barclays Bank PLC	8,572,634	05/12/27	0.00%	1D P TONA	Monthly	18,357
Kaiser Aluminum Corp.	UBS AG	2,341,600	04/21/28	0.20%	1D OBFR01	Monthly	308,213
Kaken Pharmaceutical Co. Ltd.	Morgan Stanley & Co. International PLC	3,462,139	01/06/27	0.25%	1D P TONA	Monthly	(29,902)
Kamigumi Co., Ltd.	SG Americas Securities LLC	21,428,163	12/08/25	0.25%	1D P TONA	Monthly	377,068
Kanadevia Corp.	Barclays Bank PLC	157,955	05/12/27	0.00%	1D P TONA	Monthly	(870)
Kanamoto Co. Ltd.	BNP Paribas SA	6,224,437	03/24/27	0.25%	1D TONA	Monthly	(1,310)
Kaneka Corp.	UBS AG	4,592,520	04/03/28	0.25%	1D P TONA	Monthly	81,155
Kanematsu Corp.	UBS AG	9,784,881	04/03/28	0.25%	1D P TONA	Monthly	208,465
Kao Corp.	Morgan Stanley & Co. International PLC	5,464,429	01/07/27	0.25%	1D P TONA	Monthly	54,050
Kawasaki Kisen Kaisha Ltd.	Barclays Bank PLC	3,193,120	05/12/27	0.00%	1D P TONA	Monthly	129,438
KB Home	Barclays Bank PLC	9,617,099	12/23/25	0.20%	1D OBFR01	Monthly	(21,522)
KBR, Inc.	Morgan Stanley & Co. International PLC	2,437,992	02/05/27	0.20%	1D FEDL01	Monthly	(27,042)
Keio Corp.	BNP Paribas SA	1,078,947	03/24/27	0.15%	1D TONA	Monthly	(33,002)
Keiyo Bank Ltd.	UBS AG	1,119,147	04/03/28	0.25%	1D P TONA	Monthly	37,515
Keller Group PLC	Bank of America N.A.	3,897,129	02/15/28	0.25%	1D SONIA	Monthly	95,227
Keller Group PLC	BNP Paribas SA	1,643,384	03/17/27	0.25%	1D SONIA	Monthly	40,156
Keller Group PLC	SG Americas Securities LLC	3,266,056	12/08/25	0.25%	1D SONIA	Monthly	97,165
Kelly Services, Inc., Class A	Bank of America N.A.	4,653,670	02/15/28	0.20%	1D OBFR01	Monthly	(446,602)
Kennedy-Wilson Holdings, Inc.	BNP Paribas SA	2,516,966	04/16/26	0.20%	1D OBFR01	Monthly	(77,445)
Kerry Group PLC, Class A	Barclays Bank PLC	10,424,586	12/10/26	0.26%	1D ESTR	Monthly	(78,101)
Kerry Group PLC, Class A	Citibank N.A.	13,000,646	07/06/26	0.26%	1D ESTR	Monthly	(25,942)
Kerry Group PLC, Class A	JPMorgan Chase Bank N.A.	961,429	02/10/26	0.26%	1D ESTR	Monthly	42,386
Kerry Group PLC, Class A	SG Americas Securities LLC	6,667,733	12/08/25	0.26%	1D ESTR	Monthly	49,272
KeyCorp	UBS AG	1,479,172	04/18/28	0.20%	1D OBFR01	Monthly	3,753

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Keysight Technologies, Inc.	SG Americas Securities LLC	$ 7,853,605	12/08/25	0.20%	1D OBFR01	Monthly	$ 485,712
Kier Group PLC	Bank of America N.A.	1,846,453	02/15/28	0.25%	1D SONIA	Monthly	(80,721)
Kier Group PLC	SG Americas Securities LLC	1,676,555	12/08/25	0.25%	1D SONIA	Monthly	(87,326)
Kier Group PLC	UBS AG	1,573,243	04/24/28	0.25%	1D SONIA	Monthly	(68,777)
Killam Apartment Real Estate Investment Trust	Morgan Stanley & Co. International PLC	5,853,687	01/04/27	0.20%	CABROVER	Monthly	(132,063)
Kimball Electronics, Inc.	BNP Paribas SA	6,763,438	04/16/26	0.20%	1D OBFR01	Monthly	17,492
Kimco Realty Corp.	Bank of America N.A.	3,372,583	02/15/28	0.20%	1D OBFR01	Monthly	(163,114)
Kinaxis, Inc.	Morgan Stanley & Co. International PLC	155,973	01/04/27	0.20%	CABROVER	Monthly	(5)
Kinden Corp.	Barclays Bank PLC	2,120,223	05/12/27	0.22%	1D P TONA	Monthly	323,263
Kingfisher PLC	BNP Paribas SA	963,767	08/17/26	0.25%	1D SONIA	Monthly	(13,350)
Kirby Corp.	Citibank N.A.	1,289,711	02/24/28	0.20%	1D OBFR01	Monthly	269,940
Kirby Corp.	Morgan Stanley & Co. International PLC	11,010,628	02/05/27	0.20%	1D FEDL01	Monthly	1,753,630
Kissei Pharmaceutical Co. Ltd.	Bank of America N.A.	4,027,896	02/15/28	0.00%	1D P TONA	Monthly	(102,950)
Kissei Pharmaceutical Co. Ltd.	Goldman Sachs Bank USA	908,487	08/19/26	0.25%	1D P TONA	Monthly	(23,220)
Ki-Star Real Estate Co. Ltd.	BNP Paribas SA	1,744,416	03/24/27	0.25%	1D TONA	Monthly	(60,631)
Kite Realty Group Trust	Barclays Bank PLC	142,288	12/23/25	0.20%	1D OBFR01	Monthly	(16)
Klepierre SA	Barclays Bank PLC	1,586,335	12/10/26	0.26%	1D ESTR	Monthly	(4,399)
Klepierre SA	Morgan Stanley & Co. International PLC	6,972,661	01/04/27	0.26%	1D ESTR	Monthly	(55,237)
Knife River Corp.	Barclays Bank PLC	3,566,074	12/23/25	0.20%	1D OBFR01	Monthly	(85,211)
Knight-Swift Transportation Holdings, Inc.	SG Americas Securities LLC	14,792,937	12/08/25	0.20%	1D OBFR01	Monthly	(241,873)
Knorr-Bremse AG	Barclays Bank PLC	16,687,641	08/17/26	0.26%	1D ESTR	Monthly	199,169
Knorr-Bremse AG	SG Americas Securities LLC	316,710	12/08/25	0.26%	1D ESTR	Monthly	2,538
Koei Tecmo Holdings Co. Ltd.	Morgan Stanley & Co. International PLC	2,939,087	01/06/27	0.25%	1D P TONA	Monthly	1,909
Kojima Co., Ltd.	SG Americas Securities LLC	131,676	12/08/25	0.25%	1D P TONA	Monthly	1,038
Komax Holding AG, Class N, Registered Shares	Barclays Bank PLC	1,131,517	12/10/26	0.26%	SSARON	Monthly	(6,595)
Kone Oyj, Class B	BNP Paribas SA	492,126	08/17/26	0.00%	1D ESTR	Monthly	(2,653)
Kongsberg Gruppen ASA	SG Americas Securities LLC	6,022,403	12/08/25	0.26%	NOWA	Monthly	(1,004,459)
Konica Minolta, Inc.	Citibank N.A.	3,268,973	02/26/26	0.25%	1D P TONA	Monthly	(95,323)
Konica Minolta, Inc.	SG Americas Securities LLC	259,791	12/08/25	0.25%	1D P TONA	Monthly	(1,558)
Koninklijke Ahold Delhaize NV	BNP Paribas SA	361,308	08/17/26	0.00%	1D ESTR	Monthly	(3,698)
Koninklijke Ahold Delhaize NV	BNP Paribas SA	6,392,016	03/24/27	0.26%	1D ESTR	Monthly	(84,078)
Koninklijke Ahold Delhaize NV	JPMorgan Chase Bank N.A.	8,247,210	02/10/26	0.26%	1D ESTR	Monthly	132,144
Koninklijke BAM Groep NV	BNP Paribas SA	5,905,371	03/24/27	0.26%	1D ESTR	Monthly	(368,816)
Koninklijke BAM Groep NV	UBS AG	3,514,751	04/24/28	0.26%	1D ESTR	Monthly	(219,512)
Kontron AG	Bank of America N.A.	532,835	02/15/28	0.26%	1D ESTR	Monthly	(59,362)
Kontron AG	Barclays Bank PLC	4,595,861	12/10/26	0.26%	1D ESTR	Monthly	(490,309)
Kontron AG	Goldman Sachs Bank USA	955,008	08/19/26	(12.00)%	1D ESTR	Monthly	(106,395)
Kontron AG	UBS AG	1,604,711	04/24/28	0.26%	1D ESTR	Monthly	(178,776)
Koppers Holdings, Inc.	Barclays Bank PLC	141,701	12/23/25	0.20%	1D OBFR01	Monthly	(799)
Koppers Holdings, Inc.	Citibank N.A.	1,328,695	06/25/26	0.20%	1D OBFR01	Monthly	(7,491)
Kratos Defense & Security Solutions, Inc.	SG Americas Securities LLC	5,459,143	12/08/25	0.20%	1D OBFR01	Monthly	(164,297)
Kroger Co.	Morgan Stanley & Co. International PLC	1,015,007	02/05/27	0.20%	1D FEDL01	Monthly	(37,078)
Krones AG	Barclays Bank PLC	195,359	12/10/26	0.26%	1D ESTR	Monthly	291
K’s Holdings Corp.	Barclays Bank PLC	8,998,166	05/12/27	0.00%	1D P TONA	Monthly	(183,277)
Kubota Corp.	Barclays Bank PLC	22,463,977	09/09/27	0.15%	1D P TONA	Monthly	(1,211,215)
Kubota Corp.	SG Americas Securities LLC	18,520,901	12/08/25	0.25%	1D P TONA	Monthly	454,456
Kuehne & Nagel International AG, Registered Shares	Morgan Stanley & Co. International PLC	924,845	01/06/27	0.26%	SSARON	Monthly	(9,737)
Kumagai Gumi Co., Ltd.	Goldman Sachs Bank USA	2,500,169	08/19/26	0.25%	1D P TONA	Monthly	130,189
Kumagai Gumi Co., Ltd.	SG Americas Securities LLC	13,423,035	12/08/25	0.25%	1D P TONA	Monthly	545,916
Kureha Corp.	SG Americas Securities LLC	17,346,651	12/08/25	0.25%	1D P TONA	Monthly	(751,132)
Kurimoto Ltd.	SG Americas Securities LLC	461,676	12/08/25	0.25%	1D P TONA	Monthly	(24,898)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Kyndryl Holdings, Inc.	UBS AG	$ 9,226,685	04/18/28	0.20%	1D OBFR01	Monthly	$ 413,334
Kyocera Corp.	Morgan Stanley & Co. International PLC	11,237,405	01/06/27	0.25%	1D P TONA	Monthly	(402,943)
Kyocera Corp.	SG Americas Securities LLC	17,080,705	12/08/25	0.25%	1D P TONA	Monthly	206,666
Kyocera Corp.	UBS AG	11,628,762	04/18/28	0.25%	1D P TONA	Monthly	291,137
Kyoritsu Maintenance Co. Ltd.	BNP Paribas SA	3,249,082	03/24/27	0.25%	1D TONA	Monthly	(22,305)
Kyoritsu Maintenance Co. Ltd.	SG Americas Securities LLC	14,520,811	12/08/25	0.25%	1D P TONA	Monthly	(769,061)
Kyowa Kirin Co. Ltd.	Barclays Bank PLC	1,288,800	09/09/27	0.15%	1D P TONA	Monthly	42,827
Kyushu Financial Group, Inc.	SG Americas Securities LLC	4,775,385	12/08/25	0.25%	1D P TONA	Monthly	68,775
L3Harris Technologies, Inc.	Morgan Stanley & Co. International PLC	12,045,960	02/05/27	0.20%	1D FEDL01	Monthly	(15,352)
Lam Research Corp.	Citibank N.A.	1,958,714	02/24/28	0.20%	1D OBFR01	Monthly	224,784
Lam Research Corp.	JPMorgan Chase Bank N.A.	316,581	02/09/26	0.20%	1D OBFR01	Monthly	33,137
Lam Research Corp.	Morgan Stanley & Co. International PLC	3,893,286	02/05/27	0.20%	1D FEDL01	Monthly	(74,094)
Landstar System, Inc.	Citibank N.A.	11,628,064	06/25/26	0.20%	1D OBFR01	Monthly	(413,043)
Las Vegas Sands Corp.	Morgan Stanley & Co. International PLC	3,809,273	02/05/27	0.20%	1D FEDL01	Monthly	91,624
Lattice Semiconductor Corp.	Morgan Stanley & Co. International PLC	241,842	02/05/27	0.20%	1D FEDL01	Monthly	(2,241)
Lear Corp.	BNP Paribas SA	11,262,800	04/16/26	0.20%	1D OBFR01	Monthly	492,953
LEG Immobilien SE	Barclays Bank PLC	15,755,170	08/17/26	0.26%	1D ESTR	Monthly	(862,453)
LEG Immobilien SE	UBS AG	7,610,651	04/18/28	0.26%	1D ESTR	Monthly	(291,875)
Legal & General Group PLC	SG Americas Securities LLC	1,469,674	12/08/25	0.25%	1D SONIA	Monthly	(6,391)
Legalzoom.com, Inc.	Morgan Stanley & Co. International PLC	4,394,076	02/08/27	0.20%	1D FEDL01	Monthly	(157,235)
Leggett & Platt, Inc.	Bank of America N.A.	7,279,621	02/15/28	0.20%	1D OBFR01	Monthly	464,304
Leidos Holdings, Inc.	Morgan Stanley & Co. International PLC	916,048	02/05/27	0.20%	1D FEDL01	Monthly	7,731
LendingClub Corp.	Barclays Bank PLC	3,336,115	12/23/25	0.20%	1D OBFR01	Monthly	175,691
Lendlease Corp. Ltd.	Bank of America N.A.	13,413,004	02/15/28	0.00%	1D AONIA	Monthly	291,381
Lendlease Corp. Ltd.	Barclays Bank PLC	11	05/12/27	0.00%	1D AONIA	Monthly	—
Lendlease Corp. Ltd.	Barclays Bank PLC	22	09/09/27	0.00%	1D AONIA	Monthly	—
Lennar Corp., Class A	Barclays Bank PLC	7,636,028	12/23/25	0.20%	1D OBFR01	Monthly	(202,402)
Leonardo SpA	Bank of America N.A.	26,716,754	02/15/28	0.26%	1D ESTR	Monthly	472,869
Leonardo SpA	Barclays Bank PLC	22,288,577	08/17/26	0.26%	1D ESTR	Monthly	237,692
Leopalace21 Corp.	Barclays Bank PLC	1,843,162	05/12/27	0.00%	1D P TONA	Monthly	(23,817)
LGI Homes, Inc.	Morgan Stanley & Co. International PLC	1,212,768	02/08/27	0.20%	1D FEDL01	Monthly	(131,425)
Liberty Energy, Inc., Class A	Barclays Bank PLC	761,535	12/23/25	0.20%	1D OBFR01	Monthly	146,391
Liberty Energy, Inc., Class A	Citibank N.A.	1,786,390	06/25/26	0.20%	1D OBFR01	Monthly	343,401
Liberty Global Ltd., Class A	Barclays Bank PLC	8,491,609	12/23/25	0.20%	1D OBFR01	Monthly	(53,696)
Liberty Latin America Ltd., Class A	Goldman Sachs Bank USA	16	08/19/26	0.20%	1D FEDL01	Monthly	—
Life Corp.	Bank of America N.A.	9,296,631	02/15/28	0.25%	1D P TONA	Monthly	3,435
LifeStance Health Group, Inc.	Barclays Bank PLC	15,055,777	12/23/25	0.20%	1D OBFR01	Monthly	(618,731)
Light & Wonder, Inc., Class A	UBS AG	6,576,156	04/18/28	0.20%	1D OBFR01	Monthly	(250,529)
Lightspeed Commerce, Inc.	Bank of America N.A.	8,719,101	02/15/28	0.20%	CABROVER	Monthly	349,840
Linamar Corp.	Morgan Stanley & Co. International PLC	6,029,440	01/04/27	0.20%	CABROVER	Monthly	184,917
Lincoln Electric Holdings, Inc.	SG Americas Securities LLC	5,572,834	12/08/25	0.20%	1D OBFR01	Monthly	(172,747)
Lindblad Expeditions Holdings, Inc.	SG Americas Securities LLC	1,500,587	12/08/25	0.20%	1D OBFR01	Monthly	(22,067)
Lindblad Expeditions Holdings, Inc.	UBS AG	1,648,055	04/21/28	0.20%	1D OBFR01	Monthly	(41,301)
Link REIT	Barclays Bank PLC	7,517,040	09/09/27	0.31%	HONIA	Monthly	4,839
Link REIT	Morgan Stanley & Co. International PLC	537,080	01/06/27	0.30%	HONIA	Monthly	346
Link REIT	Morgan Stanley & Co. International PLC	2,369,502	01/11/27	0.30%	HONIA	Monthly	1,525
Link REIT	UBS AG	8,142,636	04/18/28	0.25%	HONIA	Monthly	(66,651)
Link REIT	UBS AG	1,398,233	09/03/29	0.25%	HONIA	Monthly	(11,445)
Lintec Corp.	BNP Paribas SA	1,995,552	03/24/27	0.15%	1D TONA	Monthly	85,874
Lintec Corp.	SG Americas Securities LLC	2,270,800	12/08/25	0.25%	1D P TONA	Monthly	123,221

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Lion Corp.	BNP Paribas SA	$ 992	09/07/26	0.15%	1D TONA	Monthly	$ (7)
Lion Corp.	Morgan Stanley & Co. International PLC	13,380,029	01/06/27	0.25%	1D P TONA	Monthly	(371,733)
Lithia Motors, Inc., Class A	UBS AG	15,872,703	04/18/28	0.20%	1D OBFR01	Monthly	357,067
LivaNova PLC	SG Americas Securities LLC	12,563,618	12/08/25	0.20%	1D OBFR01	Monthly	(174,200)
LiveRamp Holdings, Inc.	Barclays Bank PLC	14,071,283	12/23/25	0.20%	1D OBFR01	Monthly	(302,175)
Lloyds Banking Group PLC	Bank of America N.A.	23,984,986	02/15/28	0.25%	1D SONIA	Monthly	1,241,024
Loblaw Cos Ltd.	Citibank N.A.	9,822,450	02/24/28	0.20%	1D CORRA	Monthly	(512,752)
Loblaw Cos Ltd.	Morgan Stanley & Co. International PLC	24,872,452	01/04/27	0.20%	CABROVER	Monthly	(1,298,392)
Loblaw Cos Ltd.	UBS AG	7,528,365	04/18/28	0.25%	1D CORRA	Monthly	(222,810)
Lockheed Martin Corp.	Bank of America N.A.	41,592,363	02/15/28	0.20%	1D OBFR01	Monthly	(627,121)
Logitech International SA, Class N, Registered Shares	Barclays Bank PLC	24,527,724	11/09/26	0.26%	SSARON	Monthly	2,612,925
Logitech International SA, Class N, Registered Shares	SG Americas Securities LLC	25,806,214	12/08/25	0.23%	SSARON	Monthly	1,702,905
London Stock Exchange Group PLC	Barclays Bank PLC	34,799,170	08/17/26	0.05%	1D SONIA	Monthly	3,059,549
London Stock Exchange Group PLC	Barclays Bank PLC	28,947,451	12/10/26	0.05%	1D SONIA	Monthly	2,086,235
Lonza Group AG, Registered Shares	Barclays Bank PLC	2,260,180	11/09/26	0.26%	SSARON	Monthly	(17,334)
Loomis Ab, Class B	SG Americas Securities LLC	1,650,446	12/08/25	0.26%	1D STIBOR	Monthly	(42,816)
L’Oreal SA	Morgan Stanley & Co. International PLC	767,608	01/04/27	0.26%	1D ESTR	Monthly	(21,038)
Lottery Corp. Ltd.	Morgan Stanley & Co. International PLC	327,129	01/07/27	0.29%	1D AONIA	Monthly	(5,987)
Lululemon Athletica, Inc.	UBS AG	2,676,608	04/18/28	0.20%	1D OBFR01	Monthly	55,102
Lundin Gold, Inc.	BNP Paribas SA	3,324,794	08/17/26	0.20%	CABROVER	Monthly	(215,849)
Lundin Gold, Inc.	Morgan Stanley & Co. International PLC	9,334,378	01/06/27	0.20%	CABROVER	Monthly	(95,921)
LVMH Moet Hennessy Louis Vuitton SE	Morgan Stanley & Co. International PLC	6,740,105	01/04/27	0.26%	1D ESTR	Monthly	(107,988)
LVMH Moet Hennessy Louis Vuitton SE	Morgan Stanley & Co. International PLC	8,670,793	01/06/27	0.26%	1D ESTR	Monthly	4,041
LY Corp.	Barclays Bank PLC	7,175,156	09/09/27	0.15%	1D P TONA	Monthly	72,692
LY Corp.	Goldman Sachs Bank USA	155,190	08/19/26	0.25%	1D P TONA	Monthly	2,314
LY Corp.	Goldman Sachs Bank USA	484,100	08/19/26	0.25%	1D P TONA	Monthly	7,220
LY Corp.	SG Americas Securities LLC	4,090,380	12/08/25	0.16%	1D P TONA	Monthly	(101,933)
LY Corp.	SG Americas Securities LLC	11,047,377	12/08/25	0.25%	1D P TONA	Monthly	(352,945)
Lyft, Inc., Class A	Morgan Stanley & Co. International PLC	288,378	02/05/27	0.20%	1D FEDL01	Monthly	(35)
Lynas Rare Earths Ltd.	Morgan Stanley & Co. International PLC	328,264	01/07/27	0.29%	1D AONIA	Monthly	9,847
LyondellBasell Industries NV, Class A	JPMorgan Chase Bank N.A.	1,993,028	02/09/26	0.20%	1D OBFR01	Monthly	(92,918)
LyondellBasell Industries NV, Class A	UBS AG	491,503	04/18/28	0.20%	1D OBFR01	Monthly	3,984
M/I Homes, Inc.	Barclays Bank PLC	12,136,482	12/23/25	0.20%	1D OBFR01	Monthly	(569,927)
Macquarie Group Ltd.	Bank of America N.A.	28,213,469	02/15/28	0.25%	1D AONIA	Monthly	22,755
Macquarie Group Ltd.	Citibank N.A.	5,710,852	02/25/26	0.30%	1D AONIA	Monthly	(271,340)
Macquarie Group Ltd.	UBS AG	3,470,780	04/18/28	0.25%	1D AONIA	Monthly	2,799
Macy’s, Inc.	Morgan Stanley & Co. International PLC	15,468,721	02/08/27	0.20%	1D FEDL01	Monthly	775,103
Magna International, Inc.	BNP Paribas SA	6,925,285	08/17/26	0.20%	CABROVER	Monthly	359,512
Magna International, Inc.	SG Americas Securities LLC	8,071,249	12/08/25	0.20%	CABROVER	Monthly	220,239
Magna International, Inc.	UBS AG	255,050	04/18/28	0.25%	1D CORRA	Monthly	13,240
Magnite, Inc.	Barclays Bank PLC	282,543	12/23/25	0.20%	1D OBFR01	Monthly	3,984
Maire SpA	Bank of America N.A.	1,901,279	02/15/28	0.26%	1D ESTR	Monthly	55,298
Maire SpA	BNP Paribas SA	4,357,538	03/17/27	0.26%	1D ESTR	Monthly	116,022
Maire SpA	Goldman Sachs Bank USA	2,267,427	08/19/26	0.26%	1D ESTR	Monthly	65,947
Maire SpA	UBS AG	2,823,989	04/24/28	0.26%	1D ESTR	Monthly	82,135
Malibu Boats, Inc., Class A	Morgan Stanley & Co. International PLC	2,084,359	02/08/27	0.20%	1D FEDL01	Monthly	(310,044)
Man Group PLC	Bank of America N.A.	33	02/15/28	0.25%	1D SONIA	Monthly	3
Man Group PLC	Bank of America N.A.	60	02/15/28	0.25%	1D SONIA	Monthly	6
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
ManpowerGroup, Inc.	Barclays Bank PLC	$ 15,519,305	12/23/25	0.20%	1D OBFR01	Monthly	$ (1,268,874)
Manulife Financial Corp.	Morgan Stanley & Co. International PLC	5,116,290	01/06/27	0.20%	CABROVER	Monthly	45,850
MARA Holdings, Inc.	Morgan Stanley & Co. International PLC	24,677,341	02/05/27	0.20%	1D FEDL01	Monthly	(1,065,631)
Marcus Corp.	Barclays Bank PLC	3,054,865	12/23/25	0.20%	1D OBFR01	Monthly	172,579
Marriott Vacations Worldwide Corp.	UBS AG	2,969,009	04/21/28	0.20%	1D OBFR01	Monthly	(20,297)
Martinrea International, Inc.	Morgan Stanley & Co. International PLC	4,612,300	01/04/27	0.20%	CABROVER	Monthly	13,713
Marui Group Co., Ltd.	Morgan Stanley & Co. International PLC	43,917,559	01/06/27	0.25%	1D P TONA	Monthly	(1,007,936)
Marvell Technology, Inc.	Bank of America N.A.	14,657,894	02/15/28	0.00%	1D OBFR01	Monthly	807,612
MasTec, Inc.	SG Americas Securities LLC	9,818,343	12/08/25	0.20%	1D OBFR01	Monthly	(661,971)
MasTec, Inc.	UBS AG	27,834,684	04/18/28	0.20%	1D OBFR01	Monthly	(54,428)
Materion Corp.	Morgan Stanley & Co. International PLC	20,732,417	02/08/27	0.20%	1D FEDL01	Monthly	(2,320,547)
Mativ Holdings, Inc.	UBS AG	3,882,403	04/21/28	0.20%	1D OBFR01	Monthly	(153,620)
Matson, Inc.	SG Americas Securities LLC	3,258,014	12/08/25	0.20%	1D OBFR01	Monthly	218,098
Maxell Ltd.	Bank of America N.A.	534,872	02/15/28	0.00%	1D P TONA	Monthly	29,018
Maxell Ltd.	BNP Paribas SA	903,370	03/24/27	0.25%	1D TONA	Monthly	49,011
Maxell Ltd.	Goldman Sachs Bank USA	331,373	08/19/26	0.25%	1D P TONA	Monthly	17,978
Maximus, Inc.	Barclays Bank PLC	4,201,573	12/23/25	0.20%	1D OBFR01	Monthly	(171,832)
MaxLinear, Inc.	Barclays Bank PLC	7,799,629	12/23/25	0.20%	1D OBFR01	Monthly	(757,652)
MaxLinear, Inc.	BNP Paribas SA	1,209,926	04/16/26	0.20%	1D OBFR01	Monthly	(156,456)
Mcdonald S Holdings Co Japan Ltd.	Barclays Bank PLC	20,426,539	05/12/27	0.00%	1D P TONA	Monthly	(467,540)
Mcdonald S Holdings Co Japan Ltd.	Barclays Bank PLC	331,933	05/12/27	0.00%	1D P TONA	Monthly	586
Mcdonald S Holdings Co Japan Ltd.	Barclays Bank PLC	13,328,097	09/09/27	0.00%	1D P TONA	Monthly	(305,065)
Mcdonald S Holdings Co Japan Ltd.	SG Americas Securities LLC	7,015,539	12/08/25	0.25%	1D P TONA	Monthly	(204,755)
MCJ Co., Ltd.	SG Americas Securities LLC	1,970,496	12/08/25	0.25%	1D P TONA	Monthly	72,696
McKesson Corp.	BNP Paribas SA	15,453,722	04/16/26	0.20%	1D OBFR01	Monthly	378,767
Mediobanca Banca di Credito Finanziario SpA	Barclays Bank PLC	42,310,010	08/17/26	0.26%	1D ESTR	Monthly	871,790
Mediobanca Banca di Credito Finanziario SpA	Barclays Bank PLC	26,553,208	12/10/26	0.26%	1D ESTR	Monthly	469,860
Medpace Holdings, Inc.	SG Americas Securities LLC	7,794,549	12/08/25	0.20%	1D OBFR01	Monthly	791,345
MEITEC Group Holdings, Inc.	BNP Paribas SA	3,102,723	03/24/27	0.15%	1D TONA	Monthly	47,903
MEITEC Group Holdings, Inc.	Morgan Stanley & Co. International PLC	7,735,276	01/06/27	0.25%	1D P TONA	Monthly	(25,774)
MercadoLibre, Inc.	Barclays Bank PLC	7,237,217	12/23/25	0.20%	1D OBFR01	Monthly	670,812
MercadoLibre, Inc.	Citibank N.A.	16,101,689	02/24/28	0.20%	1D OBFR01	Monthly	1,783,304
MercadoLibre, Inc.	JPMorgan Chase Bank N.A.	13,545,836	02/09/26	0.20%	1D OBFR01	Monthly	915,757
Mercedes-Benz Group AG, Class N	BNP Paribas SA	864,543	08/17/26	0.00%	1D ESTR	Monthly	(2,293)
Mercedes-Benz Group AG, Class N	Morgan Stanley & Co. International PLC	6,680,627	01/06/27	0.26%	1D ESTR	Monthly	(16,596)
Meritage Homes Corp.	Barclays Bank PLC	4,465,638	12/23/25	0.20%	1D OBFR01	Monthly	(210,169)
METAWATER Co. Ltd.	Bank of America N.A.	7,221,299	02/15/28	0.25%	1D P TONA	Monthly	900,496
Metro, Inc.	Bank of America N.A.	7,578,593	02/15/28	0.20%	CABROVER	Monthly	(75,729)
Metro, Inc.	Morgan Stanley & Co. International PLC	10,946,482	01/04/27	0.20%	CABROVER	Monthly	(234,143)
Mettler-Toledo International, Inc.	Barclays Bank PLC	22,890,461	12/23/25	0.20%	1D OBFR01	Monthly	577,465
MFE-MediaForEurope NV, Class A	Barclays Bank PLC	2,165,770	12/10/26	0.26%	1D ESTR	Monthly	(36,162)
MGIC Investment Corp.	Barclays Bank PLC	10,607,964	12/23/25	0.20%	1D OBFR01	Monthly	23,263
MGIC Investment Corp.	SG Americas Securities LLC	211,550	12/08/25	0.20%	1D OBFR01	Monthly	3,450
MGM Resorts International	Morgan Stanley & Co. International PLC	19,891,695	02/05/27	0.20%	1D FEDL01	Monthly	(395,643)
Microchip Technology, Inc.	Morgan Stanley & Co. International PLC	10,767,856	02/05/27	0.20%	1D FEDL01	Monthly	(256,265)
Microsoft Corp.	Barclays Bank PLC	14,817,692	12/23/25	0.20%	1D OBFR01	Monthly	(77,712)
Microsoft Corp.	Citibank N.A.	32,359,890	02/24/28	0.20%	1D OBFR01	Monthly	(169,713)
Mid-America Apartment Communities, Inc.	Morgan Stanley & Co. International PLC	738,341	02/05/27	0.20%	1D FEDL01	Monthly	(27,690)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Midland States Bancorp, Inc.	Bank of America N.A.	$ 326,619	02/15/28	0.20%	1D OBFR01	Monthly	$ (32,179)
Midland States Bancorp, Inc.	BNP Paribas SA	207,352	04/16/26	0.20%	1D OBFR01	Monthly	(20,429)
Midland States Bancorp, Inc.	Goldman Sachs Bank USA	242,496	08/19/26	0.20%	1D FEDL01	Monthly	(23,891)
Midland States Bancorp, Inc.	UBS AG	115,239	04/21/28	0.20%	1D OBFR01	Monthly	(11,354)
Milbon Co. Ltd.	Barclays Bank PLC	2,388,421	05/12/27	0.00%	1D P TONA	Monthly	(118,916)
Milbon Co. Ltd.	Goldman Sachs Bank USA	1,085,750	08/19/26	0.25%	1D P TONA	Monthly	(49,378)
MillerKnoll, Inc.	SG Americas Securities LLC	5,991,737	12/08/25	0.20%	1D OBFR01	Monthly	(371,036)
Millicom International Cellular SA	Morgan Stanley & Co. International PLC	732,297	02/05/27	0.20%	1D FEDL01	Monthly	(13,351)
MIRAIT ONE Corp.	Barclays Bank PLC	13,821,024	05/12/27	0.00%	1D P TONA	Monthly	188,775
Mirvac Group	Barclays Bank PLC	11,491,639	05/12/27	0.00%	1D AONIA	Monthly	(474,887)
Mitie Group PLC	Bank of America N.A.	3,425,615	02/15/28	0.25%	1D SONIA	Monthly	193,240
Mitie Group PLC	BNP Paribas SA	2,719,967	03/17/27	0.25%	1D SONIA	Monthly	103,289
Mitie Group PLC	Goldman Sachs Bank USA	1,860,200	08/19/26	0.25%	1D SONIA	Monthly	104,934
Mitsubishi Electric Corp.	SG Americas Securities LLC	5,160,197	12/08/25	0.25%	1D P TONA	Monthly	390,554
Mitsubishi Heavy Industries Ltd.	Morgan Stanley & Co. International PLC	30,122,850	01/06/27	0.25%	1D P TONA	Monthly	1,669,891
Mitsubishi Logistics Corp.	SG Americas Securities LLC	6,613,302	12/08/25	0.25%	1D P TONA	Monthly	(242,543)
Mitsui & Co. Ltd.	Morgan Stanley & Co. International PLC	17,862,227	01/06/27	0.25%	1D P TONA	Monthly	291,307
Mitsui & Co. Ltd.	Morgan Stanley & Co. International PLC	14,598,051	01/07/27	0.25%	1D P TONA	Monthly	238,073
Mitsui Chemicals, Inc.	Barclays Bank PLC	5,822,418	05/12/27	0.00%	1D P TONA	Monthly	(113,774)
Mitsui Chemicals, Inc.	Barclays Bank PLC	8,078,030	09/09/27	0.00%	1D P TONA	Monthly	(154,867)
Mitsui Chemicals, Inc.	JPMorgan Chase Bank N.A.	715,567	02/10/26	0.25%	1D P TONA	Monthly	(14,382)
Mitsui Fudosan Co. Ltd.	Barclays Bank PLC	8,405,007	09/09/27	0.00%	1D P TONA	Monthly	(145,891)
Mitsui Fudosan Co. Ltd.	SG Americas Securities LLC	14,628,441	12/08/25	0.25%	1D P TONA	Monthly	(664,372)
Mitsui Kinzoku Co. Ltd.	SG Americas Securities LLC	3,283,601	12/08/25	0.25%	1D P TONA	Monthly	362,898
Mobileye Global, Inc., Class A	SG Americas Securities LLC	4,320,457	12/08/25	0.20%	1D OBFR01	Monthly	(557,151)
Mobvista, Inc.	Barclays Bank PLC	1,270,664	09/09/27	0.00%	HONIA	Monthly	131,658
Mobvista, Inc.	SG Americas Securities LLC	37,044	12/08/25	0.30%	1D HIBOR	Monthly	(2,617)
Moderna, Inc.	SG Americas Securities LLC	9,645,776	12/08/25	0.20%	1D OBFR01	Monthly	(137,603)
Monadelphous Group Ltd.	BNP Paribas SA	3,285,938	03/22/27	0.25%	1D AONIA	Monthly	(29,471)
Monro, Inc.	Bank of America N.A.	1,819,599	02/15/28	0.20%	1D OBFR01	Monthly	(255,214)
Monster Beverage Corp.	BNP Paribas SA	22,278,847	04/16/26	0.20%	1D OBFR01	Monthly	(590,641)
MONY Group PLC	Bank of America N.A.	3	02/15/28	0.25%	1D SONIA	Monthly	—
MONY Group PLC	Bank of America N.A.	3	02/15/28	0.25%	1D SONIA	Monthly	—
MONY Group PLC	Goldman Sachs Bank USA	3	08/19/26	0.25%	1D SONIA	Monthly	—
MONY Group PLC	Goldman Sachs Bank USA	5	08/19/26	0.25%	1D SONIA	Monthly	—
Moody’s Corp.	BNP Paribas SA	8,561,149	04/16/26	0.20%	1D OBFR01	Monthly	24,694
Moog, Inc., Class A	SG Americas Securities LLC	6,430,217	12/08/25	0.20%	1D OBFR01	Monthly	(233,094)
Morgan Sindall Group PLC	Bank of America N.A.	2,197,951	02/15/28	0.25%	1D SONIA	Monthly	(101,444)
Morgan Sindall Group PLC	BNP Paribas SA	2,512,850	03/17/27	0.25%	1D SONIA	Monthly	(115,978)
Morgan Sindall Group PLC	Goldman Sachs Bank USA	1,466,517	08/19/26	0.25%	1D SONIA	Monthly	(67,685)
Morgan Sindall Group PLC	SG Americas Securities LLC	1,765,476	12/08/25	0.25%	1D SONIA	Monthly	(91,203)
Morgan Sindall Group PLC	UBS AG	1,592,041	04/24/28	0.25%	1D SONIA	Monthly	(73,479)
Morgan Stanley	Barclays Bank PLC	5,768,218	12/23/25	0.20%	1D OBFR01	Monthly	214,502
Morgan Stanley	SG Americas Securities LLC	21,147,699	12/08/25	0.20%	1D OBFR01	Monthly	1,134,489
Morinaga & Co. Ltd.	Goldman Sachs Bank USA	293,839	08/19/26	0.25%	1D P TONA	Monthly	5,977
Morinaga & Co. Ltd.	SG Americas Securities LLC	2,174,121	12/08/25	0.25%	1D P TONA	Monthly	46,925
Mosaic Co.	BNP Paribas SA	942,993	04/16/26	0.20%	1D OBFR01	Monthly	(37,720)
Mota-Engil SGPS SA	Morgan Stanley & Co. International PLC	1,229,717	01/04/27	0.26%	1D ESTR	Monthly	47,075
Mota-Engil SGPS SA	UBS AG	1,053,028	04/24/28	0.26%	1D ESTR	Monthly	46,016
Motorola Solutions, Inc.	Barclays Bank PLC	5,833,757	12/23/25	0.20%	1D OBFR01	Monthly	(524,158)
MP Materials Corp., Class A	Barclays Bank PLC	38,885,387	12/23/25	0.20%	1D OBFR01	Monthly	(3,569,624)
MS&AD Insurance Group Holdings, Inc.	SG Americas Securities LLC	2,368,285	12/08/25	0.25%	1D P TONA	Monthly	(104,817)
Mullen Group Ltd.	SG Americas Securities LLC	1,895,205	12/08/25	0.20%	CABROVER	Monthly	(31,719)
Mullen Group Ltd.	UBS AG	153,078	04/21/28	0.25%	1D CORRA	Monthly	(1,185)
Munters Group AB	Bank of America N.A.	1,365,845	02/15/28	0.26%	1D STIBOR	Monthly	605,530
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Murata Manufacturing Co., Ltd.	Barclays Bank PLC	$ 16,513,951	09/09/27	0.15%	1D P TONA	Monthly	$ 2,086,649
Murata Manufacturing Co., Ltd.	Goldman Sachs Bank USA	3,789,507	08/19/26	0.25%	1D P TONA	Monthly	699,475
Murata Manufacturing Co., Ltd.	SG Americas Securities LLC	29,561,782	12/08/25	0.25%	1D P TONA	Monthly	4,444,090
Murphy Oil Corp.	Bank of America N.A.	11,262,392	02/15/28	0.20%	1D OBFR01	Monthly	202,561
Myers Industries, Inc.	Barclays Bank PLC	3,040,093	12/23/25	0.20%	1D OBFR01	Monthly	53,554
MYR Group, Inc.	Citibank N.A.	3,422,595	06/25/26	0.20%	1D OBFR01	Monthly	357,331
MYR Group, Inc.	JPMorgan Chase Bank N.A.	1,612,737	02/10/26	0.20%	1D OBFR01	Monthly	83,364
Nabors Industries Ltd.	Barclays Bank PLC	2,318,353	12/23/25	0.20%	1D OBFR01	Monthly	379,165
Nabors Industries Ltd.	SG Americas Securities LLC	835,601	12/08/25	0.20%	1D OBFR01	Monthly	104,426
Nabtesco Corp.	Barclays Bank PLC	22,285,604	05/12/27	0.19%	1D P TONA	Monthly	83,722
Nagase & Co., Ltd.	SG Americas Securities LLC	10,206,583	12/08/25	0.25%	1D P TONA	Monthly	461,388
Nakanishi, Inc.	Morgan Stanley & Co. International PLC	2,284,890	01/06/27	0.25%	1D P TONA	Monthly	(55,244)
Nanto Bank Ltd.	JPMorgan Chase Bank N.A.	127,052	02/10/26	0.25%	1D P TONA	Monthly	5,986
Nanto Bank Ltd.	SG Americas Securities LLC	917,304	12/08/25	0.25%	1D P TONA	Monthly	20,612
Nasdaq, Inc.	UBS AG	9,565,949	04/18/28	0.20%	1D OBFR01	Monthly	(440,832)
Natera, Inc.	Bank of America N.A.	2,102,802	02/15/28	0.20%	1D OBFR01	Monthly	228,657
Natera, Inc.	SG Americas Securities LLC	3,471,399	12/08/25	0.20%	1D OBFR01	Monthly	541,416
Natera, Inc.	UBS AG	3,082,436	04/18/28	0.20%	1D OBFR01	Monthly	335,182
National Beverage Corp.	Bank of America N.A.	1,852,338	02/15/28	0.20%	1D OBFR01	Monthly	(90,483)
National Storage Affiliates Trust	Bank of America N.A.	10,822,261	02/15/28	0.20%	1D OBFR01	Monthly	(897,306)
National Storage REIT	BNP Paribas SA	585,301	03/22/27	0.25%	1D AONIA	Monthly	(15,322)
Natural Grocers by Vitamin Cottage, Inc., Class C	Barclays Bank PLC	1,661,963	12/23/25	0.20%	1D OBFR01	Monthly	(345,439)
Naturgy Energy Group SA	Barclays Bank PLC	1,954,466	12/10/26	0.26%	1D ESTR	Monthly	1,405
NatWest Group PLC	BNP Paribas SA	360,265	08/17/26	0.25%	1D SONIA	Monthly	341
NatWest Group PLC	Morgan Stanley & Co. International PLC	346,430	01/27/27	0.25%	1D SONIA	Monthly	1,127
Navitas Semiconductor Corp.	Barclays Bank PLC	905,957	12/23/25	0.20%	1D OBFR01	Monthly	(9,656)
NEC Corp.	Bank of America N.A.	2,025,793	02/15/28	0.00%	1D P TONA	Monthly	335,009
NEC Corp.	Bank of America N.A.	1,097,045	03/15/28	0.25%	1D P TONA	Monthly	181,420
NEC Corp.	Goldman Sachs Bank USA	8,025,258	08/19/26	0.25%	1D P TONA	Monthly	1,327,151
NEC Corp.	SG Americas Securities LLC	17,423,775	12/08/25	0.25%	1D P TONA	Monthly	1,967,493
NEC Corp.	SG Americas Securities LLC	16,045,116	12/08/25	0.25%	1D P TONA	Monthly	1,798,917
NEC Corp.	UBS AG	20,419,996	04/18/28	0.25%	1D P TONA	Monthly	3,376,892
NEC Corp.	UBS AG	11,148,096	09/03/29	0.25%	1D P TONA	Monthly	1,843,581
Nektar Therapeutics	JPMorgan Chase Bank N.A.	302,596	02/10/26	0.20%	1D OBFR01	Monthly	44,780
Nektar Therapeutics	UBS AG	1,441,921	04/21/28	0.20%	1D OBFR01	Monthly	203,925
Nemetschek SE	BNP Paribas SA	386,825	03/24/27	0.26%	1D ESTR	Monthly	(20,992)
Nemetschek SE	UBS AG	15,703,678	09/03/29	0.26%	1D ESTR	Monthly	(849,890)
Neste OYJ	Barclays Bank PLC	7,217,600	12/10/26	0.26%	1D ESTR	Monthly	381,083
NETGEAR, Inc.	Bank of America N.A.	2,009,641	02/15/28	0.20%	1D OBFR01	Monthly	(6,922)
NetScout Systems, Inc.	Bank of America N.A.	29,651	02/15/28	0.20%	1D OBFR01	Monthly	1,847
NetScout Systems, Inc.	Barclays Bank PLC	14,103,736	12/23/25	0.20%	1D OBFR01	Monthly	736,683
NetScout Systems, Inc.	SG Americas Securities LLC	5,543,807	12/08/25	0.20%	1D OBFR01	Monthly	285,158
Netwealth Group Ltd.	Bank of America N.A.	9,696,466	02/15/28	0.25%	1D AONIA	Monthly	(242,005)
Netwealth Group Ltd.	Goldman Sachs Bank USA	2,348,201	08/19/26	0.30%	1D AONIA	Monthly	(58,606)
Netwealth Group Ltd.	SG Americas Securities LLC	21,052,461	12/08/25	0.30%	1D AONIA	Monthly	71,361
Neurocrine Biosciences, Inc.	Barclays Bank PLC	4,690,013	12/23/25	0.20%	1D OBFR01	Monthly	57,684
Newell Brands, Inc.	Bank of America N.A.	360,610	02/15/28	0.20%	1D OBFR01	Monthly	(105,178)
Newell Brands, Inc.	SG Americas Securities LLC	3,967,689	12/08/25	0.20%	1D OBFR01	Monthly	(1,285,752)
Newmont Corp.	UBS AG	2,421,570	04/18/28	0.20%	1D OBFR01	Monthly	(326,309)
Nexgen Energy Ltd.	SG Americas Securities LLC	2,580,014	12/08/25	0.20%	CABROVER	Monthly	314,584
Nexi SpA	BNP Paribas SA	19,741,139	08/17/26	0.26%	1D ESTR	Monthly	(22,590)
NexPoint Residential Trust, Inc.	Barclays Bank PLC	1,186,982	12/23/25	0.20%	1D OBFR01	Monthly	(31,643)
Next PLC	Barclays Bank PLC	11,784,365	08/17/26	0.25%	1D SONIA	Monthly	945,561
Next PLC	SG Americas Securities LLC	9,798,565	12/08/25	0.25%	1D SONIA	Monthly	1,359,285
NGK Insulators Ltd.	SG Americas Securities LLC	14,716,266	12/08/25	0.25%	1D P TONA	Monthly	316,281
NH Foods Ltd.	Barclays Bank PLC	9,709,376	09/09/27	0.00%	1D P TONA	Monthly	(88,394)
NH Foods Ltd.	Morgan Stanley & Co. International PLC	3,184,456	01/07/27	0.25%	1D P TONA	Monthly	(26,706)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Nice Ltd.	Morgan Stanley & Co. International PLC	$ 3,750,243	05/23/27	0.75%	SHIR	Monthly	$ 26,892
Nichicon Corp.	SG Americas Securities LLC	285,997	12/08/25	0.25%	1D P TONA	Monthly	25,038
NIDEC Corp.	Barclays Bank PLC	6,234,354	09/09/27	0.20%	1D P TONA	Monthly	(1,048,875)
Nihon Kohden Corp.	Barclays Bank PLC	13,694,836	05/12/27	0.22%	1D P TONA	Monthly	(362,667)
NIKE, Inc., Class B	Morgan Stanley & Co. International PLC	3,251,745	02/05/27	0.20%	1D FEDL01	Monthly	(15,657)
Nine Entertainment Co. Holdings Ltd.	Barclays Bank PLC	3,421,147	05/12/27	0.00%	1D AONIA	Monthly	(87,360)
Nippon Ceramic Co., Ltd.	Morgan Stanley & Co. International PLC	1,569,217	01/06/27	0.25%	1D P TONA	Monthly	55,296
Nippon Gas Co. Ltd.	Barclays Bank PLC	9,082,916	05/12/27	0.00%	1D P TONA	Monthly	561,596
Nippon Gas Co. Ltd.	Citibank N.A.	568,926	02/26/26	0.25%	1D P TONA	Monthly	41,753
Nippon Kayaku Co. Ltd.	SG Americas Securities LLC	8,146,155	12/08/25	0.25%	1D P TONA	Monthly	65,524
Nippon Light Metal Holdings Co. Ltd.	Barclays Bank PLC	5,430,999	05/12/27	0.00%	1D P TONA	Monthly	361,876
Nippon REIT Investment Corp.	BNP Paribas SA	2,545,782	03/24/27	0.25%	1D TONA	Monthly	13,406
Nippon REIT Investment Corp.	SG Americas Securities LLC	5,660,632	12/08/25	0.25%	1D P TONA	Monthly	47,498
Nippon Yusen KK	Barclays Bank PLC	8,064,451	05/12/27	0.00%	1D P TONA	Monthly	309,883
Nishimatsu Construction Co. Ltd.	BNP Paribas SA	3,996,506	03/24/27	0.15%	1D TONA	Monthly	70,514
Nishimatsu Construction Co. Ltd.	SG Americas Securities LLC	10,355,301	12/08/25	0.25%	1D P TONA	Monthly	35,525
Nishi-Nippon Financial Holdings, Inc.	Barclays Bank PLC	8,172,301	05/12/27	0.00%	1D P TONA	Monthly	166,774
Nisshinbo Holdings, Inc.	UBS AG	13,424,098	04/03/28	0.25%	1D P TONA	Monthly	591,503
NMI Holdings, Inc., Class A	Barclays Bank PLC	26,757,474	12/23/25	0.20%	1D OBFR01	Monthly	(440,660)
NN Group NV	Barclays Bank PLC	9,958,094	08/17/26	0.26%	1D ESTR	Monthly	118,663
NN Group NV	Barclays Bank PLC	41,332,503	12/10/26	0.26%	1D ESTR	Monthly	530,050
NNN REIT, Inc.	Morgan Stanley & Co. International PLC	562,877	02/05/27	0.20%	1D FEDL01	Monthly	(16,626)
Nokia OYJ	Citibank N.A.	9,693,003	06/25/26	0.26%	1D ESTR	Monthly	2,426,681
Nokia OYJ	UBS AG	12,471,837	09/03/29	0.26%	1D ESTR	Monthly	3,007,902
Nomad Foods Ltd.	Barclays Bank PLC	1,910,748	12/23/25	0.20%	1D OBFR01	Monthly	(82,453)
Nomura Co. Ltd.	Bank of America N.A.	2,889,962	02/15/28	0.25%	1D P TONA	Monthly	(13,595)
Nomura Co. Ltd.	BNP Paribas SA	3,416,260	03/24/27	0.25%	1D TONA	Monthly	(18,370)
Nomura Co. Ltd.	Goldman Sachs Bank USA	403,686	08/19/26	0.25%	1D P TONA	Monthly	(1,899)
Nomura Holdings, Inc.	Barclays Bank PLC	10,092,398	05/12/27	0.00%	1D P TONA	Monthly	256,372
Nomura Holdings, Inc.	Barclays Bank PLC	11,198,233	09/09/27	0.00%	1D P TONA	Monthly	284,463
Nomura Holdings, Inc.	SG Americas Securities LLC	2,112,098	12/08/25	0.25%	1D P TONA	Monthly	13,032
Nomura Real Estate Holdings, Inc.	Barclays Bank PLC	19,113,702	05/12/27	0.17%	1D P TONA	Monthly	(1,158,725)
Nomura Real Estate Holdings, Inc.	Barclays Bank PLC	26,282,684	09/09/27	0.17%	1D P TONA	Monthly	(1,589,450)
Nomura Real Estate Holdings, Inc.	SG Americas Securities LLC	14,162,284	12/08/25	0.25%	1D P TONA	Monthly	(770,864)
Nomura Real Estate Holdings, Inc.	SG Americas Securities LLC	5,419,605	12/08/25	0.25%	1D P TONA	Monthly	(311,802)
Nordex SE	SG Americas Securities LLC	5,442,155	12/08/25	0.10%	1D ESTR	Monthly	485,873
Northland Power, Inc.	Morgan Stanley & Co. International PLC	2,032,057	01/06/27	0.20%	CABROVER	Monthly	65,471
Northrop Grumman Corp.	BNP Paribas SA	2,253,260	04/16/26	0.20%	1D OBFR01	Monthly	(22,147)
Norwegian Air Shuttle ASA	Barclays Bank PLC	4,180,326	12/11/26	0.28%	NOWA	Monthly	44,453
NOV, Inc.	SG Americas Securities LLC	11,489,330	12/08/25	0.20%	1D OBFR01	Monthly	790,627
Nova Ltd.	Morgan Stanley & Co. International PLC	809,438	02/05/27	0.20%	1D FEDL01	Monthly	1,500
Nova Ltd.	SG Americas Securities LLC	310,016	12/08/25	0.70%	SHIR	Monthly	524
Novocure Ltd.	Barclays Bank PLC	3,087,509	12/23/25	0.20%	1D OBFR01	Monthly	(233,902)
NRG Energy, Inc.	Barclays Bank PLC	11,648,201	12/23/25	0.20%	1D OBFR01	Monthly	679,832
NRG Energy, Inc.	Citibank N.A.	22,657,079	02/24/28	0.20%	1D OBFR01	Monthly	1,615,740
NRG Energy, Inc.	JPMorgan Chase Bank N.A.	4,221,001	02/09/26	0.20%	1D OBFR01	Monthly	109,355
NRW Holdings Ltd.	Bank of America N.A.	1,269,107	02/15/28	0.25%	1D AONIA	Monthly	(35,050)
NRW Holdings Ltd.	Barclays Bank PLC	5,255,990	05/12/27	0.00%	1D AONIA	Monthly	29,092
NRW Holdings Ltd.	BNP Paribas SA	4,764,062	03/22/27	0.25%	1D AONIA	Monthly	(131,573)
NRW Holdings Ltd.	Goldman Sachs Bank USA	560,509	08/19/26	0.30%	1D AONIA	Monthly	(15,480)
NRW Holdings Ltd.	UBS AG	1,277,031	04/03/28	0.25%	1D AONIA	Monthly	(35,269)
NS Solutions Corp.	BNP Paribas SA	1,823,827	03/24/27	0.25%	1D TONA	Monthly	217,116
NTN Corp.	Bank of America N.A.	2,039,260	02/15/28	0.00%	1D P TONA	Monthly	41,480
NTN Corp.	BNP Paribas SA	7,911,243	03/24/27	0.15%	1D TONA	Monthly	151,847
NTN Corp.	Goldman Sachs Bank USA	1,604,495	08/19/26	0.05%	1D P TONA	Monthly	32,636
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
NTN Corp.	SG Americas Securities LLC	$ 7,661,359	12/08/25	0.25%	1D P TONA	Monthly	$ 43,853
NTN Corp.	UBS AG	5,690,455	04/03/28	0.25%	1D P TONA	Monthly	115,747
NVIDIA Corp.	SG Americas Securities LLC	41,939,496	12/08/25	0.20%	1D OBFR01	Monthly	2,206,968
NVR, Inc.	Barclays Bank PLC	10,548,497	12/23/25	0.20%	1D OBFR01	Monthly	(655,252)
NVR, Inc.	BNP Paribas SA	902,136	04/16/26	0.20%	1D OBFR01	Monthly	(51,259)
NVR, Inc.	Goldman Sachs Bank USA	1,567,270	08/19/26	0.20%	1D FEDL01	Monthly	(89,052)
NVR, Inc.	SG Americas Securities LLC	7,904,210	12/08/25	0.20%	1D OBFR01	Monthly	(556,384)
NVR, Inc.	UBS AG	1,307,333	04/18/28	0.20%	1D OBFR01	Monthly	(74,282)
Obayashi Corp.	Bank of America N.A.	5,532,470	02/15/28	0.25%	1D P TONA	Monthly	456,304
Obayashi Corp.	Bank of America N.A.	1,795,709	03/15/28	0.25%	1D P TONA	Monthly	148,105
Obayashi Corp.	Barclays Bank PLC	9,011,654	09/09/27	0.19%	1D P TONA	Monthly	(11,575)
Obayashi Corp.	BNP Paribas SA	4,050,447	09/07/26	0.25%	1D TONA	Monthly	238,124
Obayashi Corp.	BNP Paribas SA	8,415,716	03/24/27	0.25%	1D TONA	Monthly	586,054
Obayashi Corp.	Goldman Sachs Bank USA	1,611,293	08/19/26	0.25%	1D P TONA	Monthly	132,895
Obayashi Corp.	Goldman Sachs Bank USA	2,236,431	08/19/26	0.25%	1D P TONA	Monthly	184,455
Obayashi Corp.	SG Americas Securities LLC	8,574,094	12/08/25	0.25%	1D P TONA	Monthly	622,227
Obayashi Corp.	SG Americas Securities LLC	6,699,580	12/08/25	0.25%	1D P TONA	Monthly	311,008
Obayashi Corp.	UBS AG	6,812,933	04/18/28	0.25%	1D P TONA	Monthly	530,928
Obayashi Corp.	UBS AG	3,974,314	09/03/29	0.25%	1D P TONA	Monthly	327,791
Obsidian Energy Ltd.	UBS AG	120,190	04/21/28	0.25%	1D CORRA	Monthly	(6,167)
Ocado Group PLC	Bank of America N.A.	58,848	02/15/28	0.25%	1D SONIA	Monthly	(4,732)
Ocado Group PLC	Barclays Bank PLC	321,622	08/17/26	0.25%	1D SONIA	Monthly	(37,079)
Ocado Group PLC	Goldman Sachs Bank USA	378,679	08/19/26	0.25%	1D SONIA	Monthly	(30,448)
Ocado Group PLC	SG Americas Securities LLC	728,787	12/08/25	0.25%	1D SONIA	Monthly	(47,452)
OceanaGold Corp.	Barclays Bank PLC	11,729,516	10/23/26	0.20%	CABROVER	Monthly	(107,440)
OceanaGold Corp.	Morgan Stanley & Co. International PLC	143,881	01/04/27	0.20%	CABROVER	Monthly	(1,318)
Oceaneering International, Inc.	Bank of America N.A.	7,723,344	02/15/28	0.20%	1D OBFR01	Monthly	214,727
Oceaneering International, Inc.	Barclays Bank PLC	5,065,896	12/23/25	0.20%	1D OBFR01	Monthly	(289,187)
Oceaneering International, Inc.	SG Americas Securities LLC	4,609,705	12/08/25	0.20%	1D OBFR01	Monthly	(175,173)
Odfjell Drilling Ltd.	Goldman Sachs Bank USA	705,429	08/19/26	0.26%	NOWA	Monthly	32,303
Odfjell Drilling Ltd.	UBS AG	5,587,130	04/24/28	0.25%	NOWA	Monthly	255,844
ODP Corp.	Barclays Bank PLC	2,488,192	12/23/25	0.20%	1D OBFR01	Monthly	9,856
Ohsho Food Service Corp.	Barclays Bank PLC	2,989,761	05/12/27	0.00%	1D P TONA	Monthly	(95,894)
Okamura Corp.	Bank of America N.A.	1,936,961	02/15/28	0.25%	1D P TONA	Monthly	(13,245)
Okamura Corp.	Goldman Sachs Bank USA	814,555	08/19/26	0.25%	1D P TONA	Monthly	(5,570)
Oki Electric Industry Co. Ltd.	Bank of America N.A.	5,720,685	02/15/28	0.25%	1D P TONA	Monthly	745,220
Oki Electric Industry Co. Ltd.	Goldman Sachs Bank USA	1,529,533	08/19/26	0.25%	1D P TONA	Monthly	199,249
Oklo, Inc., Class A	SG Americas Securities LLC	5,820,042	12/08/25	0.20%	1D OBFR01	Monthly	(86,370)
Old Dominion Freight Line, Inc.	BNP Paribas SA	17,144,655	04/16/26	0.20%	1D OBFR01	Monthly	578,035
Olin Corp.	SG Americas Securities LLC	10,027,493	12/08/25	0.19%	1D OBFR01	Monthly	(1,922,491)
Ollie’s Bargain Outlet Holdings, Inc.	UBS AG	3,978,562	04/18/28	0.20%	1D OBFR01	Monthly	(32,666)
OmniAb, Inc., 12.50 Earnout Shares	Bank of America N.A.	—	02/15/28	0.00%	1D OBFR01	Monthly	—
OmniAb, Inc., 15.00 Earnout Shares	Bank of America N.A.	—	02/15/28	0.00%	1D OBFR01	Monthly	—
On Holding AG, Class A	Barclays Bank PLC	8,725,427	12/23/25	0.20%	1D OBFR01	Monthly	(1,096,192)
ON Semiconductor Corp.	UBS AG	2,608,900	04/18/28	0.20%	1D OBFR01	Monthly	(14,505)
ONE Gas, Inc.	SG Americas Securities LLC	10,915,722	12/08/25	0.20%	1D OBFR01	Monthly	(109,157)
Ono Pharmaceutical Co. Ltd.	Barclays Bank PLC	19,524,253	05/12/27	0.25%	1D P TONA	Monthly	468,596
Ono Pharmaceutical Co. Ltd.	Barclays Bank PLC	17,694,478	09/09/27	0.25%	1D P TONA	Monthly	409,282
Ono Pharmaceutical Co. Ltd.	BNP Paribas SA	2,038,436	09/07/26	0.25%	1D TONA	Monthly	111,805
Ono Pharmaceutical Co. Ltd.	Goldman Sachs Bank USA	1,987,624	08/19/26	0.25%	1D P TONA	Monthly	107,701
Ono Pharmaceutical Co. Ltd.	SG Americas Securities LLC	23,280,485	12/08/25	0.25%	1D P TONA	Monthly	950,609
Ono Pharmaceutical Co. Ltd.	UBS AG	819,591	09/03/29	0.25%	1D P TONA	Monthly	44,410
Onto Innovation, Inc.	UBS AG	4,605,770	04/18/28	0.20%	1D OBFR01	Monthly	52,375
Open Up Group, Inc.	Barclays Bank PLC	1,287,442	05/12/27	0.00%	1D P TONA	Monthly	6,580
OR Royalties, Inc.	UBS AG	578,733	04/18/28	0.25%	1D CORRA	Monthly	(32,528)
Orica Ltd.	Bank of America N.A.	5,005,623	02/15/28	0.00%	1D AONIA	Monthly	114,307
Orica Ltd.	UBS AG	24,585,511	09/03/29	0.25%	1D AONIA	Monthly	450,075
ORIX Corp.	Barclays Bank PLC	4,306,120	09/09/27	0.00%	1D P TONA	Monthly	(115,774)
ORIX Corp.	Morgan Stanley & Co. International PLC	15,572,922	01/07/27	0.25%	1D P TONA	Monthly	(418,693)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Orla Mining Ltd.	Morgan Stanley & Co. International PLC	$ 4,712,873	01/04/27	0.20%	CABROVER	Monthly	$ (202,604)
Orla Mining Ltd.	Morgan Stanley & Co. International PLC	1,956,916	01/06/27	0.20%	CABROVER	Monthly	(84,127)
Oscar Health, Inc., Class A	Barclays Bank PLC	133,900	12/23/25	0.20%	1D OBFR01	Monthly	(52)
Oshkosh Corp.	Barclays Bank PLC	3,957,853	12/23/25	0.20%	1D OBFR01	Monthly	(306,250)
OSI Systems, Inc.	Morgan Stanley & Co. International PLC	8,830,472	02/08/27	0.20%	1D FEDL01	Monthly	1,280,689
Otsuka Corp.	Barclays Bank PLC	8,727,251	09/09/27	0.00%	1D P TONA	Monthly	(85,758)
Otsuka Corp.	BNP Paribas SA	9,395,887	03/24/27	0.25%	1D TONA	Monthly	176,776
Otsuka Corp.	SG Americas Securities LLC	29,802,300	12/08/25	0.25%	1D P TONA	Monthly	(196,635)
Otsuka Corp.	SG Americas Securities LLC	1,307,520	12/08/25	0.25%	1D P TONA	Monthly	(8,627)
Otsuka Holdings Co. Ltd.	SG Americas Securities LLC	24,060,270	12/08/25	0.25%	1D P TONA	Monthly	163,848
Otsuka Holdings Co. Ltd.	UBS AG	8,362,890	04/18/28	0.25%	1D P TONA	Monthly	399,372
Otter Tail Corp.	Barclays Bank PLC	167,882	12/23/25	0.20%	1D OBFR01	Monthly	(2,167)
Oxford Industries, Inc.	Barclays Bank PLC	140,478	12/23/25	0.20%	1D OBFR01	Monthly	(6,160)
Pacira BioSciences, Inc.	Bank of America N.A.	1,695,740	02/15/28	0.20%	1D OBFR01	Monthly	(149,688)
PagerDuty, Inc.	SG Americas Securities LLC	8,437,270	12/08/25	0.20%	1D OBFR01	Monthly	(139,502)
Palantir Technologies, Inc., Class A	Barclays Bank PLC	25,284,534	12/23/25	0.20%	1D OBFR01	Monthly	3,500,553
Palo Alto Networks, Inc.	Barclays Bank PLC	5,067,496	12/23/25	0.20%	1D OBFR01	Monthly	180,823
Palomar Holdings, Inc.	Bank of America N.A.	1,596,628	02/15/28	0.20%	1D OBFR01	Monthly	(49,398)
Palomar Holdings, Inc.	Barclays Bank PLC	10,504,906	12/23/25	0.20%	1D OBFR01	Monthly	86,395
Palomar Holdings, Inc.	Goldman Sachs Bank USA	2,084,052	08/19/26	0.20%	1D FEDL01	Monthly	(64,479)
PALTAC Corp.	Barclays Bank PLC	4,463,799	05/12/27	0.00%	1D P TONA	Monthly	(34,029)
Pan African Resources PLC	Barclays Bank PLC	1,220,529	12/10/26	0.25%	1D SONIA	Monthly	(10,735)
Pan American Silver Corp.	Citibank N.A.	2,758,398	02/24/28	0.20%	1D CORRA	Monthly	(41,794)
Pan American Silver Corp.	SG Americas Securities LLC	30,711,317	12/08/25	0.20%	CABROVER	Monthly	(3,395,165)
Pan American Silver Corp.	UBS AG	3,395,536	04/18/28	0.25%	1D CORRA	Monthly	(131,308)
Pan Pacific International Holdings Corp.	Bank of America N.A.	50,381,390	03/15/28	0.00%	1D P TONA	Monthly	(2,050,737)
Pan Pacific International Holdings Corp.	Morgan Stanley & Co. International PLC	11,977,991	01/07/27	0.25%	1D P TONA	Monthly	(329,427)
Panasonic Holdings Corp.	BNP Paribas SA	896,298	09/07/26	0.00%	1D TONA	Monthly	(20,208)
Panasonic Holdings Corp.	SG Americas Securities LLC	17,191,007	12/08/25	0.25%	1D P TONA	Monthly	264,555
Pandora A/S	Bank of America N.A.	7,615,938	02/15/28	0.26%	1W CIBOR	Monthly	358,524
Pandora A/S	Barclays Bank PLC	16,730,987	11/09/26	0.26%	DESTR	Monthly	45,277
Par Pacific Holdings, Inc.	Barclays Bank PLC	20,708,415	12/23/25	0.20%	1D OBFR01	Monthly	1,740,675
Par Pacific Holdings, Inc.	SG Americas Securities LLC	6,269,374	12/08/25	0.20%	1D OBFR01	Monthly	501,279
Paragon Banking Group PLC	Barclays Bank PLC	370,933	12/10/26	0.25%	1D SONIA	Monthly	(1,710)
Park Hotels & Resorts, Inc.	Morgan Stanley & Co. International PLC	9,683,226	02/08/27	0.20%	1D FEDL01	Monthly	(849,858)
Park Hotels & Resorts, Inc.	UBS AG	11,638,876	04/21/28	0.20%	1D OBFR01	Monthly	(820,083)
Parker-Hannifin Corp.	BNP Paribas SA	18,789,605	04/16/26	0.20%	1D OBFR01	Monthly	890,511
Parkland Corp.	Bank of America N.A.	20,342,907	02/15/28	0.20%	CABROVER	Monthly	143,549
Parkland Corp.	Morgan Stanley & Co. International PLC	8,294,765	01/06/27	0.20%	CABROVER	Monthly	(16,573)
Partners Group Holding AG	BNP Paribas SA	705,583	03/22/27	0.26%	SSARON	Monthly	4,695
Patterson-UTI Energy, Inc.	UBS AG	7,217,740	04/21/28	0.20%	1D OBFR01	Monthly	606,524
Paycom Software, Inc.	SG Americas Securities LLC	1,220,613	12/08/25	0.20%	1D OBFR01	Monthly	(47,372)
Paylocity Holding Corp.	Morgan Stanley & Co. International PLC	23,223,760	02/05/27	0.20%	1D FEDL01	Monthly	(1,636,574)
PBF Energy, Inc., Class A	SG Americas Securities LLC	13,689,687	12/08/25	0.19%	1D OBFR01	Monthly	2,018,057
PC Connection, Inc.	Morgan Stanley & Co. International PLC	3,128,556	02/08/27	0.20%	1D FEDL01	Monthly	(82,922)
Pearson PLC	Bank of America N.A.	29,652,507	02/15/28	0.25%	1D SONIA	Monthly	(818,136)
Pearson PLC	UBS AG	17,608,443	09/03/29	0.25%	1D SONIA	Monthly	(477,689)
Pediatrix Medical Group, Inc.	BNP Paribas SA	687,577	04/16/26	0.20%	1D OBFR01	Monthly	21,735
Pediatrix Medical Group, Inc.	SG Americas Securities LLC	17,760,795	12/08/25	0.20%	1D OBFR01	Monthly	(165,892)
Peloton Interactive, Inc., Class A	Barclays Bank PLC	5,502,039	12/23/25	0.20%	1D OBFR01	Monthly	(367,746)
Penguin Solutions, Inc.	Morgan Stanley & Co. International PLC	3,524,483	02/08/27	0.20%	1D FEDL01	Monthly	121,139
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Penn Entertainment, Inc.	Bank of America N.A.	$ 10,629,210	02/15/28	0.20%	1D OBFR01	Monthly	$ (427,648)
Penske Automotive Group, Inc.	Citibank N.A.	7,192,379	02/24/28	0.20%	1D OBFR01	Monthly	(415,336)
Penta-Ocean Construction Co., Ltd.	Morgan Stanley & Co. International PLC	19,310,038	01/06/27	0.25%	1D P TONA	Monthly	1,886,518
Pepkor Holdings Ltd.	JPMorgan Chase Bank N.A.	2,769,842	02/10/26	0.40%	1D OBFR01	Monthly	134,290
Per Aarsleff Holding A/S, Class B	UBS AG	4,256,179	04/24/28	0.25%	DESTR	Monthly	(30,397)
Perenti Ltd.	Bank of America N.A.	16,679,826	02/15/28	0.00%	1D AONIA	Monthly	(677,015)
Perenti Ltd.	Goldman Sachs Bank USA	2,229,000	08/19/26	0.30%	1D AONIA	Monthly	(96,928)
Pernod Ricard SA	Morgan Stanley & Co. International PLC	2,458,839	01/04/27	0.26%	1D ESTR	Monthly	(144,113)
Pernod Ricard SA	Morgan Stanley & Co. International PLC	1,042,253	01/06/27	0.26%	1D ESTR	Monthly	(35,033)
Perpetua Resources Corp.	Morgan Stanley & Co. International PLC	180,980	01/04/27	0.20%	CABROVER	Monthly	(27)
Persol Holdings Co., Ltd.	Barclays Bank PLC	26,503,125	05/12/27	0.00%	1D P TONA	Monthly	(642,581)
Pfizer, Inc.	Barclays Bank PLC	26,842,459	12/23/25	0.20%	1D OBFR01	Monthly	(76,010)
PG&E Corp.	Barclays Bank PLC	22,656,736	12/23/25	0.20%	1D OBFR01	Monthly	(847,236)
Phibro Animal Health Corp., Class A	Barclays Bank PLC	7,024,810	12/23/25	0.20%	1D OBFR01	Monthly	326,857
Philip Morris International, Inc.	Morgan Stanley & Co. International PLC	1,725,751	02/05/27	0.20%	1D FEDL01	Monthly	(28,719)
Phreesia, Inc.	SG Americas Securities LLC	5,009,769	12/08/25	0.20%	1D OBFR01	Monthly	(114,457)
Picton Property Income Ltd.	UBS AG	937,816	04/24/28	0.25%	1D SONIA	Monthly	4,828
Pigeon Corp.	Morgan Stanley & Co. International PLC	9,216,693	01/06/27	0.25%	1D P TONA	Monthly	(278,283)
Pilgrim’s Pride Corp.	BNP Paribas SA	237,199	04/16/26	0.20%	1D OBFR01	Monthly	1,993
Pinnacle Financial Partners, Inc.	Barclays Bank PLC	109,498	12/23/25	0.20%	1D OBFR01	Monthly	(3)
Pinnacle West Capital Corp.	BNP Paribas SA	4,018,077	04/16/26	0.20%	1D OBFR01	Monthly	(58,932)
Piper Sandler Cos.	Barclays Bank PLC	11,196,211	12/23/25	0.20%	1D OBFR01	Monthly	(471,310)
Planet Fitness, Inc., Class A	Morgan Stanley & Co. International PLC	302,187	02/05/27	0.20%	1D FEDL01	Monthly	(8)
Planet Labs PBC, Class A	SG Americas Securities LLC	7,866,809	12/08/25	0.20%	1D OBFR01	Monthly	(930,859)
Plexus Corp.	UBS AG	20,635,092	04/21/28	0.20%	1D OBFR01	Monthly	(1,410,594)
Plus500 Ltd.	BNP Paribas SA	30,938,077	03/17/27	0.25%	1D SONIA	Monthly	13,153
PNC Financial Services Group, Inc.	Morgan Stanley & Co. International PLC	13,136,045	02/05/27	0.20%	1D FEDL01	Monthly	82,948
Polaris, Inc.	Morgan Stanley & Co. International PLC	25,898,035	02/08/27	0.20%	1D FEDL01	Monthly	(33,965)
Porsche Automobil Holding SE	SG Americas Securities LLC	7,015,364	12/08/25	0.10%	1D ESTR	Monthly	(46,352)
Poste Italiane SpA	BNP Paribas SA	248,445	03/22/27	0.26%	1D ESTR	Monthly	8,639
Poste Italiane SpA	SG Americas Securities LLC	3,514,975	12/08/25	0.26%	1D ESTR	Monthly	17,342
PostNL NV	UBS AG	164,095	04/24/28	0.26%	1D ESTR	Monthly	(7,504)
Power Integrations, Inc.	Barclays Bank PLC	1,679,831	12/23/25	0.20%	1D OBFR01	Monthly	(19,814)
PPG Industries, Inc.	Bank of America N.A.	23,376,176	02/15/28	0.20%	1D OBFR01	Monthly	(431,417)
PRADA SpA	Bank of America N.A.	1,212,053	02/15/28	0.30%	HONIA	Monthly	3,607
PRADA SpA	Goldman Sachs Bank USA	2,815,964	08/19/26	0.30%	HONIA	Monthly	8,381
PRADA SpA	Morgan Stanley & Co. International PLC	262,631	01/06/27	0.30%	HONIA	Monthly	(4,746)
PRADA SpA	UBS AG	1,010,829	05/11/26	0.25%	HONIA	Monthly	3,008
Precision Drilling Corp.	UBS AG	1,159,404	04/21/28	0.25%	1D CORRA	Monthly	96,741
Primary Health Properties PLC	SG Americas Securities LLC	6,966,823	12/08/25	0.25%	1D SONIA	Monthly	304,617
Principal Financial Group, Inc.	BNP Paribas SA	12,221,644	04/16/26	0.20%	1D OBFR01	Monthly	474,363
Privia Health Group, Inc.	SG Americas Securities LLC	16,712,534	12/08/25	0.20%	1D OBFR01	Monthly	(156,701)
Pro Medicus Ltd.	Goldman Sachs Bank USA	2,562,887	08/19/26	0.30%	1D AONIA	Monthly	(262,728)
Pro Medicus Ltd.	Morgan Stanley & Co. International PLC	5,976,401	01/06/27	0.29%	1D AONIA	Monthly	(461,583)
Pro Medicus Ltd.	SG Americas Securities LLC	10,473,247	12/08/25	0.30%	1D AONIA	Monthly	(1,232,090)
Pro Medicus Ltd.	SG Americas Securities LLC	5,388,499	12/08/25	0.30%	1D AONIA	Monthly	(659,918)
Progress Software Corp.	Barclays Bank PLC	19,756,227	12/23/25	0.20%	1D OBFR01	Monthly	(1,228,422)
Progress Software Corp.	BNP Paribas SA	7,265,818	04/16/26	0.20%	1D OBFR01	Monthly	(502,048)
Progress Software Corp.	SG Americas Securities LLC	8,165,822	12/08/25	0.20%	1D OBFR01	Monthly	(590,400)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Progressive Corp.	Morgan Stanley & Co. International PLC	$ 1,074,506	02/05/27	0.20%	1D FEDL01	Monthly	$ (7,838)
Progyny, Inc.	Barclays Bank PLC	24,504,700	12/23/25	0.20%	1D OBFR01	Monthly	(584,321)
ProPetro Holding Corp.	Barclays Bank PLC	151,982	12/23/25	0.20%	1D OBFR01	Monthly	121,427
Prosperity Bancshares, Inc.	SG Americas Securities LLC	10,444,884	12/08/25	0.20%	1D OBFR01	Monthly	71,901
Prosus NV, Class N	Barclays Bank PLC	6,245,531	08/17/26	0.26%	1D ESTR	Monthly	(109,886)
Prudential Financial, Inc.	UBS AG	9,681,479	04/18/28	0.20%	1D OBFR01	Monthly	134,041
Prudential PLC	JPMorgan Chase Bank N.A.	7,593	02/10/26	0.25%	1D SONIA	Monthly	154
PSP Swiss Property AG, Class N, Registered Shares	JPMorgan Chase Bank N.A.	2,704,202	02/10/26	0.26%	SSARON	Monthly	86,047
PSP Swiss Property AG, Class N, Registered Shares	SG Americas Securities LLC	1,327,174	12/08/25	0.26%	SSARON	Monthly	16,753
Public Storage	Morgan Stanley & Co. International PLC	8,864,432	02/05/27	0.20%	1D FEDL01	Monthly	(921,572)
Publicis Groupe SA	UBS AG	14,361,380	04/18/28	0.15%	1D ESTR	Monthly	142,675
Publicis Groupe SA	UBS AG	22,921,996	09/03/29	0.15%	1D ESTR	Monthly	227,722
PVH Corp.	UBS AG	2,198,805	04/21/28	0.20%	1D OBFR01	Monthly	(90,162)
Q2 Holdings, Inc.	Barclays Bank PLC	697,971	12/23/25	0.20%	1D OBFR01	Monthly	4,240
Qantas Airways Ltd.	BNP Paribas SA	2,915,304	09/07/26	0.25%	1D AONIA	Monthly	(211,854)
Qantas Airways Ltd.	Goldman Sachs Bank USA	1,991,895	08/19/26	0.30%	1D AONIA	Monthly	(144,750)
Qantas Airways Ltd.	Goldman Sachs Bank USA	1,463,482	08/19/26	0.30%	1D AONIA	Monthly	(106,351)
Qantas Airways Ltd.	Morgan Stanley & Co. International PLC	13,967,133	01/06/27	0.29%	1D AONIA	Monthly	(626,178)
Qantas Airways Ltd.	Morgan Stanley & Co. International PLC	9,128,981	01/07/27	0.29%	1D AONIA	Monthly	(409,273)
QBE Insurance Group Ltd.	Barclays Bank PLC	9,850,115	05/12/27	0.00%	1D AONIA	Monthly	(79,807)
QBE Insurance Group Ltd.	Barclays Bank PLC	5,052,083	09/09/27	0.00%	1D AONIA	Monthly	(48,659)
QBE Insurance Group Ltd.	Citibank N.A.	2,949,835	02/25/26	0.30%	1D AONIA	Monthly	(32,411)
QIAGEN NV	JPMorgan Chase Bank N.A.	5,355,244	02/10/26	0.26%	1D ESTR	Monthly	9,378
QIAGEN NV	JPMorgan Chase Bank N.A.	1,271,348	02/10/26	0.26%	1D ESTR	Monthly	2,226
QIAGEN NV	Morgan Stanley & Co. International PLC	31,971,413	02/05/27	0.20%	1D FEDL01	Monthly	(1,151,234)
QIAGEN NV	SG Americas Securities LLC	978,614	12/08/25	0.10%	1D ESTR	Monthly	1,714
QIAGEN NV	SG Americas Securities LLC	106,521	12/08/25	0.10%	1D ESTR	Monthly	187
Qualys, Inc.	BNP Paribas SA	5,806,464	04/16/26	0.20%	1D OBFR01	Monthly	(188,396)
Quanex Building Products Corp.	SG Americas Securities LLC	1,260,643	12/08/25	0.20%	1D OBFR01	Monthly	(23,506)
Quantum Computing, Inc.	Barclays Bank PLC	21,882,594	12/23/25	0.20%	1D OBFR01	Monthly	2,661,806
Qube Holdings Ltd.	Barclays Bank PLC	544,695	05/12/27	0.00%	1D AONIA	Monthly	(136)
Quebecor, Inc., Class B	Morgan Stanley & Co. International PLC	473,412	01/04/27	0.20%	CABROVER	Monthly	7,306
Quest Diagnostics, Inc.	Morgan Stanley & Co. International PLC	298,004	02/05/27	0.20%	1D FEDL01	Monthly	1,991
Quilter PLC	SG Americas Securities LLC	16,555,229	12/08/25	0.25%	1D SONIA	Monthly	818,677
Quilter PLC	UBS AG	6,019,990	04/24/28	0.25%	1D SONIA	Monthly	224,640
QuinStreet, Inc.	BNP Paribas SA	6,582,904	04/16/26	0.20%	1D OBFR01	Monthly	117,795
QuinStreet, Inc.	SG Americas Securities LLC	689,641	12/08/25	0.20%	1D OBFR01	Monthly	(15,498)
Radian Group, Inc.	Barclays Bank PLC	468,474	12/23/25	0.20%	1D OBFR01	Monthly	1,459
Raiffeisen Bank International AG	Barclays Bank PLC	40,217,384	12/10/26	0.26%	1D ESTR	Monthly	4,451,267
Raito Kogyo Co. Ltd.	Bank of America N.A.	9,071,230	02/15/28	0.25%	1D P TONA	Monthly	(158,061)
Raito Kogyo Co. Ltd.	Goldman Sachs Bank USA	856,901	08/19/26	0.25%	1D P TONA	Monthly	(15,602)
Rakuten Group, Inc.	BNP Paribas SA	12,224,729	09/07/26	0.25%	1D TONA	Monthly	(21,557)
Rakuten Group, Inc.	SG Americas Securities LLC	20,596,729	12/08/25	0.25%	1D P TONA	Monthly	666,740
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	Barclays Bank PLC	979,545	04/06/26	0.60%	SHIR	Monthly	36,144
Rapid7, Inc.	BNP Paribas SA	5,808,263	04/16/26	0.20%	1D OBFR01	Monthly	44,265
Rapid7, Inc.	SG Americas Securities LLC	12,513,825	12/08/25	0.20%	1D OBFR01	Monthly	40,397
Rational AG	Barclays Bank PLC	1,319,819	08/17/26	0.26%	1D ESTR	Monthly	(66,099)
RBC Bearings, Inc.	Morgan Stanley & Co. International PLC	156,764	02/05/27	0.20%	1D FEDL01	Monthly	13,791
REA Group Ltd.	Barclays Bank PLC	17,650,312	05/12/27	0.00%	1D AONIA	Monthly	(960,812)
REA Group Ltd.	Barclays Bank PLC	24,095,153	09/09/27	0.00%	1D AONIA	Monthly	(1,260,058)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Recruit Holdings Co. Ltd.	Barclays Bank PLC	$ 28,977,030	09/09/27	0.00%	1D P TONA	Monthly	$ (821,001)
Recruit Holdings Co. Ltd.	SG Americas Securities LLC	25,210,481	12/08/25	0.25%	1D P TONA	Monthly	(1,170,251)
Redcare Pharmacy NV	Barclays Bank PLC	13,303,720	12/10/26	0.26%	1D ESTR	Monthly	(1,233,732)
Reddit, Inc., Class A	Barclays Bank PLC	11,167,318	12/23/25	0.20%	1D OBFR01	Monthly	435,257
Regal Rexnord Corp.	Morgan Stanley & Co. International PLC	2,611,375	02/05/27	0.20%	1D FEDL01	Monthly	(74,651)
Regency Centers Corp.	UBS AG	2,522,230	04/18/28	0.20%	1D OBFR01	Monthly	(121,184)
Regeneron Pharmaceuticals, Inc.	SG Americas Securities LLC	8,395,089	12/08/25	0.20%	1D OBFR01	Monthly	1,301,739
Regions Financial Corp.	BNP Paribas SA	2,893,373	04/16/26	0.20%	1D OBFR01	Monthly	(10,572)
Regis Resources Ltd.	Morgan Stanley & Co. International PLC	10,176,098	01/06/27	0.29%	1D AONIA	Monthly	710,337
Reliance, Inc.	Morgan Stanley & Co. International PLC	4,961,165	02/05/27	0.20%	1D FEDL01	Monthly	146,300
RELX PLC	Barclays Bank PLC	10,114,973	08/17/26	0.25%	1D SONIA	Monthly	(411,880)
RELX PLC	SG Americas Securities LLC	4,663,962	12/08/25	0.25%	1D SONIA	Monthly	(113,371)
Remitly Global, Inc.	Barclays Bank PLC	30,797,990	12/23/25	0.20%	1D OBFR01	Monthly	(1,217,166)
REN - Redes Energeticas Nacionais SGPS SA	Barclays Bank PLC	132,180	12/10/26	0.26%	1D ESTR	Monthly	(1,528)
Renesas Electronics Corp.	Barclays Bank PLC	1,159,270	09/09/27	0.00%	1D P TONA	Monthly	(3,350)
Repsol SA	Morgan Stanley & Co. International PLC	12,319,205	01/06/27	0.26%	1D ESTR	Monthly	682,046
Repsol SA	UBS AG	8,890,545	09/03/29	0.26%	1D ESTR	Monthly	649,688
Republic Services, Inc.	UBS AG	24,501,839	04/18/28	0.20%	1D OBFR01	Monthly	(1,417,810)
ResMed, Inc.	BNP Paribas SA	15,492,360	04/16/26	0.20%	1D OBFR01	Monthly	(1,302,438)
ResMed, Inc.	SG Americas Securities LLC	12,910,171	12/08/25	0.20%	1D OBFR01	Monthly	(1,621,830)
Resona Holdings, Inc.	Morgan Stanley & Co. International PLC	5,695,322	01/06/27	0.25%	1D P TONA	Monthly	72,933
Resona Holdings, Inc.	Morgan Stanley & Co. International PLC	711,842	01/07/27	0.25%	1D P TONA	Monthly	(2,259)
Resorttrust, Inc.	Morgan Stanley & Co. International PLC	436,434	01/06/27	0.25%	1D P TONA	Monthly	(15,738)
REVOLUTION Medicines, Inc.	Morgan Stanley & Co. International PLC	7,202,896	02/05/27	0.20%	1D FEDL01	Monthly	796,696
Revolve Group, Inc., Class A	Barclays Bank PLC	5,030,532	12/23/25	0.20%	1D OBFR01	Monthly	(58,442)
RH	Barclays Bank PLC	207,853	12/23/25	0.20%	1D OBFR01	Monthly	(3)
Ricoh Co. Ltd.	Barclays Bank PLC	11,466,630	09/09/27	0.00%	1D P TONA	Monthly	(327,939)
Rigetti Computing, Inc.	SG Americas Securities LLC	11,062,498	12/08/25	0.20%	1D OBFR01	Monthly	517,826
Rightmove PLC	Barclays Bank PLC	14,194,270	08/17/26	0.25%	1D SONIA	Monthly	(344,475)
RingCentral, Inc., Class A	BNP Paribas SA	18,661,086	04/16/26	0.20%	1D OBFR01	Monthly	2,406,077
RingCentral, Inc., Class A	SG Americas Securities LLC	12,079,275	12/08/25	0.20%	1D OBFR01	Monthly	1,361,323
Rinnai Corp.	Barclays Bank PLC	5,914,542	05/12/27	0.00%	1D P TONA	Monthly	73,728
RioCan Real Estate Investment Trust	Morgan Stanley & Co. International PLC	7,651,307	01/04/27	0.20%	CABROVER	Monthly	(225,504)
RioCan Real Estate Investment Trust	Morgan Stanley & Co. International PLC	6,760,334	01/06/27	0.20%	CABROVER	Monthly	(199,245)
RioCan Real Estate Investment Trust	SG Americas Securities LLC	6,786,167	12/08/25	0.20%	CABROVER	Monthly	(68,005)
Robert Half, Inc.	Barclays Bank PLC	25,414,110	12/23/25	0.20%	1D OBFR01	Monthly	(2,773,850)
ROBLOX Corp., Class A	Barclays Bank PLC	10,746,770	12/23/25	0.20%	1D OBFR01	Monthly	(1,229,884)
Roche Holding AG	BNP Paribas SA	1,028,151	08/17/26	0.26%	SSARON	Monthly	(83,642)
Roche Holding AG	Goldman Sachs Bank USA	159,171	08/19/26	0.26%	SSARON	Monthly	(12,949)
Roche Holding AG	Morgan Stanley & Co. International PLC	461,200	01/04/27	0.26%	SSARON	Monthly	(32,032)
Rockwell Automation, Inc.	Barclays Bank PLC	27,198,429	12/23/25	0.20%	1D OBFR01	Monthly	1,394,043
Rohm Co. Ltd.	Barclays Bank PLC	7,657,388	05/12/27	0.23%	1D P TONA	Monthly	216,536
Rohm Co. Ltd.	Barclays Bank PLC	13,668,485	09/09/27	0.23%	1D P TONA	Monthly	329,068
Rohm Co. Ltd.	SG Americas Securities LLC	69,245	12/08/25	0.25%	1D P TONA	Monthly	6,019
Roivant Sciences Ltd.	BNP Paribas SA	5,329,797	04/16/26	0.20%	1D OBFR01	Monthly	941,106
Roku, Inc., Class A	Morgan Stanley & Co. International PLC	437,797	02/05/27	0.20%	1D FEDL01	Monthly	(10)
Rolls-Royce Holdings PLC	Barclays Bank PLC	20,788,334	08/17/26	0.25%	1D SONIA	Monthly	1,006,801
Rolls-Royce Holdings PLC	Barclays Bank PLC	15,206,456	12/10/26	0.25%	1D SONIA	Monthly	950,440

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Rotork PLC	SG Americas Securities LLC	$ 10,155,346	12/08/25	0.25%	1D SONIA	Monthly	$ 38,230
Royal Gold, Inc.	BNP Paribas SA	4,730,250	04/16/26	0.20%	1D OBFR01	Monthly	(257,549)
Rush Street Interactive, Inc., Class A	BNP Paribas SA	13,746,510	04/16/26	0.20%	1D OBFR01	Monthly	(2,345,981)
Ryerson Holding Corp.	SG Americas Securities LLC	2,235,002	12/08/25	0.20%	1D OBFR01	Monthly	(137,846)
Ryman Healthcare Ltd.	Barclays Bank PLC	155,034	06/14/27	0.00%	1M BBR	Monthly	5,131
Ryohin Keikaku Co., Ltd.	Barclays Bank PLC	11,589,715	09/09/27	0.23%	1D P TONA	Monthly	110,765
S&P Global, Inc.	Barclays Bank PLC	20,226,318	12/23/25	0.20%	1D OBFR01	Monthly	314,943
Saab AB, Class B	Morgan Stanley & Co. International PLC	644,868	01/08/27	0.26%	1D STIBOR	Monthly	10,607
Saab AB, Class B	SG Americas Securities LLC	2,201,296	12/08/25	0.26%	1D STIBOR	Monthly	41,527
Sabra Health Care REIT, Inc.	Citibank N.A.	7,882,175	06/25/26	0.20%	1D OBFR01	Monthly	(185,717)
Safehold, Inc.	SG Americas Securities LLC	2,523,249	12/08/25	0.20%	1D OBFR01	Monthly	(160,466)
Safran SA	Barclays Bank PLC	35,694,777	08/17/26	0.26%	1D ESTR	Monthly	479,470
Safran SA	Morgan Stanley & Co. International PLC	22,630,705	01/06/27	0.26%	1D ESTR	Monthly	301,540
Sage Group PLC	Barclays Bank PLC	34,502,802	08/17/26	0.25%	1D SONIA	Monthly	(683,497)
Sage Group PLC	Barclays Bank PLC	18,344,782	12/10/26	0.25%	1D SONIA	Monthly	(308,899)
Sage Group PLC	BNP Paribas SA	11,893,205	08/17/26	0.25%	1D SONIA	Monthly	(57,252)
Saipem SpA	SG Americas Securities LLC	795,318	12/08/25	0.26%	1D ESTR	Monthly	(4,489)
Saipem SpA	UBS AG	5,245,715	04/18/28	0.10%	1D ESTR	Monthly	(39,408)
Saizeriya Co. Ltd.	Barclays Bank PLC	162,248	05/12/27	0.00%	1D P TONA	Monthly	(8,567)
Sakata INX Corp.	Barclays Bank PLC	5,578,547	05/12/27	0.00%	1D P TONA	Monthly	(67,978)
Sakata Seed Corp.	SG Americas Securities LLC	4,155,886	12/08/25	0.25%	1D P TONA	Monthly	30,941
Salesforce, Inc.	SG Americas Securities LLC	8,149,448	12/08/25	0.20%	1D OBFR01	Monthly	425,072
Salzgitter AG	Goldman Sachs Bank USA	294,890	08/19/26	0.26%	1D ESTR	Monthly	(12,688)
Salzgitter AG	Morgan Stanley & Co. International PLC	9,729,279	01/04/27	0.26%	1D ESTR	Monthly	(106,781)
Samhallsbyggnadsbolaget i Norden AB, Class B	Morgan Stanley & Co. International PLC	4,220,815	01/04/27	0.26%	1D STIBOR	Monthly	(304,937)
Sampo Oyj, Class A	UBS AG	10,712,689	04/18/28	0.26%	1D ESTR	Monthly	(124,703)
San-A Co. Ltd.	Barclays Bank PLC	2,968,562	05/12/27	0.00%	1D P TONA	Monthly	(49,738)
Sandfire Resources Ltd.	JPMorgan Chase Bank N.A.	3,037,659	02/10/26	0.25%	1D AONIA	Monthly	74,508
Sandfire Resources Ltd.	Morgan Stanley & Co. International PLC	2,521,359	01/07/27	0.29%	1D AONIA	Monthly	152,870
Sandfire Resources Ltd.	SG Americas Securities LLC	2,824,420	12/08/25	0.30%	1D AONIA	Monthly	71,034
San-In Godo Bank Ltd.	SG Americas Securities LLC	4,517,970	12/08/25	0.25%	1D P TONA	Monthly	26,965
San-In Godo Bank Ltd.	UBS AG	3,796,450	04/03/28	0.25%	1D P TONA	Monthly	97,826
Sanki Engineering Co. Ltd.	Bank of America N.A.	558,173	02/15/28	0.25%	1D P TONA	Monthly	26,049
Sanki Engineering Co. Ltd.	BNP Paribas SA	922,627	03/24/27	0.25%	1D TONA	Monthly	43,058
Sanki Engineering Co. Ltd.	SG Americas Securities LLC	2,026,111	12/08/25	0.25%	1D P TONA	Monthly	111,455
Sanki Engineering Co. Ltd.	UBS AG	311,920	04/03/28	0.25%	1D P TONA	Monthly	14,557
Sanofi SA	Barclays Bank PLC	9,833,350	08/17/26	0.26%	1D ESTR	Monthly	118,539
Sanrio Co., Ltd.	SG Americas Securities LLC	9,657,188	12/08/25	0.25%	1D P TONA	Monthly	(447,795)
Santen Pharmaceutical Co. Ltd.	SG Americas Securities LLC	4,943,119	12/08/25	0.25%	1D P TONA	Monthly	(214,716)
Santos Ltd.	Barclays Bank PLC	22,911,807	05/12/27	0.00%	1D AONIA	Monthly	(22,549)
Santos Ltd.	SG Americas Securities LLC	21,692,347	12/08/25	0.30%	1D AONIA	Monthly	(879,027)
SAP SE	Citibank N.A.	12,375,597	07/06/26	0.26%	1D ESTR	Monthly	(586,257)
SAP SE	SG Americas Securities LLC	6,005,588	12/08/25	0.10%	1D ESTR	Monthly	(263,971)
SAP SE	UBS AG	3,457,384	09/03/29	0.26%	1D ESTR	Monthly	(166,428)
Sartorius AG	Bank of America N.A.	18,171,005	02/15/28	0.26%	1D ESTR	Monthly	2,186,814
Sawai Group Holdings Co. Ltd.	Morgan Stanley & Co. International PLC	9,293,816	01/06/27	0.25%	1D P TONA	Monthly	(456,544)
ScanSource, Inc.	SG Americas Securities LLC	9,964,307	12/08/25	0.20%	1D OBFR01	Monthly	196,927
Schaeffler AG	BNP Paribas SA	2,423,096	03/24/27	0.26%	1D ESTR	Monthly	355,510
Schindler Holding AG	Morgan Stanley & Co. International PLC	9,324,579	01/06/27	0.26%	SSARON	Monthly	(468,018)
Schindler Holding AG	SG Americas Securities LLC	149,664	12/08/25	0.26%	SSARON	Monthly	(7,540)
Schindler Holding AG, Class N, Registered Shares	Morgan Stanley & Co. International PLC	1,524,685	01/04/27	0.26%	SSARON	Monthly	(87,002)
Schindler Holding AG, Class N, Registered Shares	UBS AG	479,950	04/18/28	0.26%	SSARON	Monthly	(20,216)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Schroders PLC	Barclays Bank PLC	$ 9,850,484	12/10/26	0.25%	1D SONIA	Monthly	$ 12,962
Schroders PLC	SG Americas Securities LLC	2,858,095	12/08/25	0.16%	1D SONIA	Monthly	(5,562)
Schrodinger, Inc.	SG Americas Securities LLC	340,500	12/08/25	0.20%	1D OBFR01	Monthly	12,846
Sea Ltd., ADR	SG Americas Securities LLC	24,763,941	12/08/25	0.20%	1D OBFR01	Monthly	(4,683,159)
Seaboard Corp.	Barclays Bank PLC	6,593,367	12/23/25	0.20%	1D OBFR01	Monthly	153,333
Seadrill Ltd.	Morgan Stanley & Co. International PLC	3,325,775	02/08/27	0.20%	1D FEDL01	Monthly	100,978
Securitas AB, Class B	Citibank N.A.	6,696,452	07/06/26	0.10%	TN STIBOR	Monthly	(85,186)
Securitas AB, Class B	Citibank N.A.	4,146,750	07/06/26	0.10%	TN STIBOR	Monthly	(52,751)
SEEK Ltd.	Barclays Bank PLC	7,972,164	09/09/27	0.00%	1D AONIA	Monthly	(149,783)
SEEK Ltd.	Morgan Stanley & Co. International PLC	674,256	01/07/27	0.29%	1D AONIA	Monthly	(351)
SEEK Ltd.	SG Americas Securities LLC	9,820,077	12/08/25	0.30%	1D AONIA	Monthly	(287,697)
SEI Investments Co.	Barclays Bank PLC	841,569	12/23/25	0.20%	1D OBFR01	Monthly	(13,382)
Seiko Epson Corp.	BNP Paribas SA	17,370,624	09/07/26	0.15%	1D TONA	Monthly	244,054
Seiko Epson Corp.	BNP Paribas SA	9,407,085	03/24/27	0.15%	1D TONA	Monthly	137,683
Seino Holdings Co. Ltd.	Morgan Stanley & Co. International PLC	6,188,347	01/06/27	0.25%	1D P TONA	Monthly	(67,797)
Sekisui House Ltd.	SG Americas Securities LLC	19,327,722	12/08/25	0.25%	1D P TONA	Monthly	61,399
SentinelOne, Inc., Class A	Morgan Stanley & Co. International PLC	231,512	02/05/27	0.20%	1D FEDL01	Monthly	1,537
Serco Group PLC	SG Americas Securities LLC	6,579,480	12/08/25	0.25%	1D SONIA	Monthly	407,432
Seria Co., Ltd.	Barclays Bank PLC	9,479,917	05/12/27	0.00%	1D P TONA	Monthly	(358,858)
Service Stream Ltd.	Morgan Stanley & Co. International PLC	9,527,542	01/06/27	0.29%	1D AONIA	Monthly	73,153
ServiceTitan, Inc., Class A	UBS AG	362,310	04/18/28	0.20%	1D OBFR01	Monthly	7,299
Sesa SpA	BNP Paribas SA	171,766	03/17/27	0.26%	1D ESTR	Monthly	(3,977)
SGS SA, Registered Shares	UBS AG	18,804,973	04/18/28	0.05%	SSARON	Monthly	810,881
SGS SA, Registered Shares	UBS AG	24,048,216	04/02/30	0.18%	SSARON	Monthly	1,036,973
Shaftesbury Capital PLC	SG Americas Securities LLC	12,315,304	12/08/25	0.25%	1D SONIA	Monthly	180,788
Sharp Corp.	Barclays Bank PLC	5,858,998	05/12/27	0.15%	1D P TONA	Monthly	(56,371)
Sharplink Gaming, Inc.	Barclays Bank PLC	1,098,935	12/23/25	0.20%	1D OBFR01	Monthly	32,706
Shell PLC	SG Americas Securities LLC	621,515	12/08/25	0.25%	1D SONIA	Monthly	32,338
Sheng Siong Group Ltd.	Goldman Sachs Bank USA	780,151	08/19/26	0.30%	SORA	Monthly	61,370
Sheng Siong Group Ltd.	Morgan Stanley & Co. International PLC	3,764,290	01/06/27	0.30%	SORA	Monthly	115,651
SHIFT, Inc.	Barclays Bank PLC	1,315,891	05/12/27	0.00%	1D P TONA	Monthly	(16,546)
Shimamura Co. Ltd.	Barclays Bank PLC	777,182	05/12/27	0.00%	1D P TONA	Monthly	9,349
Shimizu Corp.	Barclays Bank PLC	8,934,475	09/09/27	0.00%	1D P TONA	Monthly	72,459
Shimizu Corp.	BNP Paribas SA	9,521,557	09/07/26	0.25%	1D TONA	Monthly	369,963
Shimizu Corp.	BNP Paribas SA	14,441,059	03/24/27	0.25%	1D TONA	Monthly	600,924
Shimizu Corp.	Goldman Sachs Bank USA	240,985	08/19/26	0.05%	1D P TONA	Monthly	10,028
Shimizu Corp.	Goldman Sachs Bank USA	2,931,770	08/19/26	0.25%	1D P TONA	Monthly	121,997
Shimizu Corp.	SG Americas Securities LLC	11,778,242	12/08/25	0.24%	1D P TONA	Monthly	228,766
Shimizu Corp.	SG Americas Securities LLC	9,774,154	12/08/25	0.25%	1D P TONA	Monthly	188,508
Shimizu Corp.	UBS AG	10,247,662	04/18/28	0.25%	1D P TONA	Monthly	426,428
Shimizu Corp.	UBS AG	2,559,338	09/03/29	0.25%	1D P TONA	Monthly	106,500
Shinmaywa Industries Ltd.	Barclays Bank PLC	5,725,002	05/12/27	0.23%	1D P TONA	Monthly	257,286
Shizuoka Financial Group, Inc.	BNP Paribas SA	13,166,445	09/07/26	0.15%	1D TONA	Monthly	675,568
Shizuoka Financial Group, Inc.	BNP Paribas SA	9,577,314	03/24/27	0.15%	1D TONA	Monthly	492,421
Shoe Carnival, Inc.	Morgan Stanley & Co. International PLC	2,011,018	02/08/27	0.20%	1D FEDL01	Monthly	(118,720)
Siemens AG, Class N, Registered Shares	SG Americas Securities LLC	966,226	12/08/25	0.26%	1D ESTR	Monthly	2,426
Siemens Energy AG	Bank of America N.A.	29,171,210	02/15/28	0.26%	1D ESTR	Monthly	611,281
Siemens Energy AG	JPMorgan Chase Bank N.A.	23,774,216	02/10/26	0.16%	1D ESTR	Monthly	(68,872)
Siemens Energy AG	JPMorgan Chase Bank N.A.	68,534,575	02/10/26	0.15%	1D ESTR	Monthly	(198,540)
Siemens Energy AG	Morgan Stanley & Co. International PLC	1,687,387	01/06/27	0.26%	1D ESTR	Monthly	216,401
Siemens Healthineers AG	SG Americas Securities LLC	3,685,637	12/08/25	0.10%	1D ESTR	Monthly	17,471
SIG Group AG	BNP Paribas SA	978,335	03/22/27	0.26%	SSARON	Monthly	27,943

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
SIGMAXYZ Holdings, Inc.	UBS AG	$ 2,732,801	04/03/28	0.25%	1D P TONA	Monthly	$ 57,256
Sika AG, Registered Shares	Morgan Stanley & Co. International PLC	2,006,467	01/06/27	0.26%	SSARON	Monthly	(214,159)
Siltronic AG	BNP Paribas SA	1,440,264	03/24/27	0.26%	1D ESTR	Monthly	(34,745)
Siltronic AG	Citibank N.A.	1,135,323	06/25/26	0.26%	1D ESTR	Monthly	(31,410)
Sims Ltd.	Morgan Stanley & Co. International PLC	1,117,197	01/06/27	0.29%	1D AONIA	Monthly	138,061
Sinch AB	Bank of America N.A.	1,470,755	02/15/28	0.26%	1D STIBOR	Monthly	130,916
Singapore Technologies Engineering Ltd.	Barclays Bank PLC	14,837,919	09/09/27	0.00%	SORA	Monthly	68,531
Singapore Technologies Engineering Ltd.	UBS AG	9,090,922	04/18/28	0.25%	SORA	Monthly	130,490
Sirius XM Holdings, Inc.	BNP Paribas SA	3,413,652	04/16/26	0.20%	1D OBFR01	Monthly	(29,643)
SiTime Corp.	SG Americas Securities LLC	233,029	12/08/25	0.20%	1D OBFR01	Monthly	(17,247)
Six Flags Entertainment Corp.	JPMorgan Chase Bank N.A.	940,998	02/10/26	0.20%	1D OBFR01	Monthly	55,047
Six Flags Entertainment Corp.	UBS AG	4,935,287	04/21/28	0.20%	1D OBFR01	Monthly	540,433
Sixt SE	Barclays Bank PLC	330,919	12/10/26	0.26%	1D ESTR	Monthly	(34)
Skanska AB, Class B	Barclays Bank PLC	36,572,920	08/17/26	0.26%	1D STIBOR	Monthly	(255,308)
Skanska AB, Class B	SG Americas Securities LLC	22,512,455	12/08/25	0.26%	1D STIBOR	Monthly	(469,589)
SKF AB, Class B	Morgan Stanley & Co. International PLC	72,127	01/08/27	0.26%	1D STIBOR	Monthly	(1,434)
SKY Perfect JSAT Holdings, Inc.	Barclays Bank PLC	2,418,259	05/12/27	0.00%	1D P TONA	Monthly	54,526
Skylark Holdings Co. Ltd.	Barclays Bank PLC	2,176,099	05/12/27	0.15%	1D P TONA	Monthly	(64,882)
Skylark Holdings Co. Ltd.	SG Americas Securities LLC	595,415	12/08/25	0.25%	1D P TONA	Monthly	(9,268)
Skylark Holdings Co. Ltd.	SG Americas Securities LLC	5,461,215	12/08/25	0.25%	1D P TONA	Monthly	(323,379)
Skyworks Solutions, Inc.	Barclays Bank PLC	1,915,801	12/23/25	0.20%	1D OBFR01	Monthly	82,069
Skyworks Solutions, Inc.	Citibank N.A.	9,288,821	02/24/28	0.20%	1D OBFR01	Monthly	471,568
Skyworks Solutions, Inc.	JPMorgan Chase Bank N.A.	8,009,829	02/09/26	0.20%	1D OBFR01	Monthly	170,511
SL Green Realty Corp.	Barclays Bank PLC	160,836	12/23/25	0.20%	1D OBFR01	Monthly	(8)
SLB Ltd.	UBS AG	17,051,942	04/18/28	0.20%	1D OBFR01	Monthly	1,604,276
SM Energy Co.	Bank of America N.A.	10,911,219	02/15/28	0.20%	1D OBFR01	Monthly	(602,066)
SMA Solar Technology AG	Barclays Bank PLC	2,029,872	12/10/26	0.26%	1D ESTR	Monthly	351,386
SmartCentres Real Estate Investment Trust	UBS AG	1,408,068	04/21/28	0.25%	1D CORRA	Monthly	11,743
SmartFinancial, Inc.	SG Americas Securities LLC	970,063	12/08/25	0.20%	1D OBFR01	Monthly	(554)
SMC Corp.	SG Americas Securities LLC	15,891,506	12/08/25	0.25%	1D P TONA	Monthly	676,899
SMC Corp.	SG Americas Securities LLC	12,805,139	12/08/25	0.25%	1D P TONA	Monthly	545,435
SMG Swiss Marketplace Group AG	JPMorgan Chase Bank N.A.	703,007	02/10/26	0.26%	SSARON	Monthly	(5,726)
Smiths Group PLC	Barclays Bank PLC	29,500,483	08/17/26	0.25%	1D SONIA	Monthly	679,996
Smiths Group PLC	BNP Paribas SA	11,359,028	03/22/27	0.25%	1D SONIA	Monthly	742,569
Smiths Group PLC	Goldman Sachs Bank USA	93,868	08/19/26	0.25%	1D SONIA	Monthly	6,136
Smiths Group PLC	Goldman Sachs Bank USA	9,243,547	08/19/26	0.25%	1D SONIA	Monthly	604,274
Smiths Group PLC	SG Americas Securities LLC	8,744,652	12/08/25	0.25%	1D SONIA	Monthly	333,764
Smiths Group PLC	UBS AG	4,562,049	04/18/28	0.25%	1D SONIA	Monthly	298,233
Snap, Inc., Class A	Morgan Stanley & Co. International PLC	120,618	02/05/27	0.20%	1D FEDL01	Monthly	(1,715)
Societe Generale SA	Bank of America N.A.	21,843,939	02/15/28	0.26%	1D ESTR	Monthly	(195,505)
Societe Generale SA	Bank of America N.A.	12,876,199	02/15/28	0.26%	1D ESTR	Monthly	(120,729)
SoftBank Corp.	Barclays Bank PLC	23,256,246	05/12/27	0.25%	1D P TONA	Monthly	(106,768)
SoftBank Corp.	Barclays Bank PLC	4,940,471	09/09/27	0.25%	1D P TONA	Monthly	(22,681)
SoftBank Corp.	BNP Paribas SA	11,660,168	03/24/27	0.25%	1D TONA	Monthly	216,391
Softcat PLC	Barclays Bank PLC	5,699,746	12/10/26	0.25%	1D SONIA	Monthly	(112,070)
Sohgo Security Services Co. Ltd.	SG Americas Securities LLC	23,850,059	12/08/25	0.25%	1D P TONA	Monthly	(801,577)
SOITEC	JPMorgan Chase Bank N.A.	1,795,306	02/10/26	0.26%	1D ESTR	Monthly	(131,169)
SOITEC	UBS AG	1,298,301	04/24/28	0.26%	1D ESTR	Monthly	56,309
SolarEdge Technologies, Inc.	SG Americas Securities LLC	5,510,337	12/08/25	0.20%	1D OBFR01	Monthly	(78,932)
Solarworld AG	BNP Paribas SA	—	08/17/26	0.26%	1D ESTR	Monthly	—
Solarworld AG	BNP Paribas SA	—	03/24/27	0.26%	1D ESTR	Monthly	—
Solstice Advanced Materials, Inc.	Barclays Bank PLC	—	12/23/25	0.20%	1D OBFR01	Monthly	3,693,892
Sompo Holdings, Inc.	Bank of America N.A.	3,472,969	03/15/28	0.25%	1D P TONA	Monthly	(108,477)
Sompo Holdings, Inc.	BNP Paribas SA	7,656,889	03/24/27	0.15%	1D TONA	Monthly	(239,161)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Sonae SGPS SA	Morgan Stanley & Co. International PLC	$ 6,676,514	01/04/27	0.26%	1D ESTR	Monthly	$ 14,248
Sonic Healthcare Ltd.	Morgan Stanley & Co. International PLC	9,571,598	01/07/27	0.29%	1D AONIA	Monthly	(171,839)
Sonova Holding AG, Registered Shares	BNP Paribas SA	14,383,432	08/17/26	0.26%	SSARON	Monthly	(68,182)
Sonova Holding AG, Registered Shares	Morgan Stanley & Co. International PLC	1,504,878	01/06/27	0.26%	SSARON	Monthly	(54,013)
Sony Financial Group, Inc.	BNP Paribas SA	1,082,658	09/07/26	0.25%	1D TONA	Monthly	16,265
Sony Group Corp.	Bank of America N.A.	22,489,030	02/15/28	0.25%	1D P TONA	Monthly	(259,496)
Sony Group Corp.	BNP Paribas SA	51,278,013	09/07/26	0.15%	1D TONA	Monthly	(647,477)
South32 Ltd.	Bank of America N.A.	4,600,264	02/15/28	0.25%	1D AONIA	Monthly	(70,563)
South32 Ltd.	BNP Paribas SA	2,879,475	09/07/26	0.25%	1D AONIA	Monthly	(44,168)
South32 Ltd.	BNP Paribas SA	12,838,181	03/22/27	0.25%	1D AONIA	Monthly	(196,924)
South32 Ltd.	Morgan Stanley & Co. International PLC	6,069,259	01/06/27	0.29%	1D AONIA	Monthly	1,464
South32 Ltd.	Morgan Stanley & Co. International PLC	9,940,402	01/07/27	0.29%	1D AONIA	Monthly	2,397
South32 Ltd.	UBS AG	3,022,821	09/03/29	0.25%	1D AONIA	Monthly	(46,367)
SpareBank 1 SMN	Morgan Stanley & Co. International PLC	6,771,136	01/04/27	0.26%	NOWA	Monthly	(114,643)
Sparebanken Norge	Barclays Bank PLC	1,901,446	12/11/26	0.28%	NOWA	Monthly	(10,094)
Spectrum Brands Holdings, Inc.	Barclays Bank PLC	394,167	12/23/25	0.20%	1D OBFR01	Monthly	(9,356)
Spectrum Brands Holdings, Inc.	Goldman Sachs Bank USA	2,514,897	08/19/26	0.20%	1D FEDL01	Monthly	115,201
SPIE SA	Morgan Stanley & Co. International PLC	2,523,178	01/04/27	0.26%	1D ESTR	Monthly	(142,739)
SPIE SA	Morgan Stanley & Co. International PLC	2,984,183	01/06/27	0.26%	1D ESTR	Monthly	(168,819)
Sportradar Group AG, Class A	UBS AG	8,662,004	04/18/28	0.20%	1D OBFR01	Monthly	(596,595)
Spotify Technology SA	BNP Paribas SA	10,536,413	04/16/26	0.20%	1D OBFR01	Monthly	(238,060)
Spotify Technology SA	Citibank N.A.	9,466,787	02/24/28	0.20%	1D OBFR01	Monthly	(284,444)
Sprott, Inc.	Morgan Stanley & Co. International PLC	151,688	01/04/27	0.20%	CABROVER	Monthly	47
Sprott, Inc.	SG Americas Securities LLC	2,288,196	12/08/25	0.20%	CABROVER	Monthly	(155,041)
Sprout Social, Inc., Class A	UBS AG	2,120,416	04/21/28	0.20%	1D OBFR01	Monthly	(177,805)
Sprouts Farmers Market, Inc.	Barclays Bank PLC	18,916,419	12/23/25	0.20%	1D OBFR01	Monthly	(5,099,209)
SRG Global Ltd.	Citibank N.A.	766,269	02/25/26	0.30%	1D AONIA	Monthly	(24,755)
SRG Global Ltd.	Morgan Stanley & Co. International PLC	1,106,260	01/06/27	0.29%	1D AONIA	Monthly	(35,738)
SS&C Technologies Holdings, Inc.	BNP Paribas SA	6,388,205	04/16/26	0.20%	1D OBFR01	Monthly	313,341
SSAB AB, Class B	SG Americas Securities LLC	8,514,167	12/08/25	0.26%	1D STIBOR	Monthly	(917,358)
Standard Chartered PLC	BNP Paribas SA	8,846,924	03/22/27	0.25%	1D SONIA	Monthly	90,061
Standard Chartered PLC	SG Americas Securities LLC	6,743,852	12/08/25	0.25%	1D SONIA	Monthly	94,428
Standard Motor Products, Inc.	BNP Paribas SA	9,155,643	04/16/26	0.20%	1D OBFR01	Monthly	(498,932)
Standard Motor Products, Inc.	SG Americas Securities LLC	6,246,193	12/08/25	0.20%	1D OBFR01	Monthly	(388,119)
Stantec, Inc.	Bank of America N.A.	734,673	02/15/28	0.20%	CABROVER	Monthly	(10,537)
Stantec, Inc.	BNP Paribas SA	23,006,871	08/17/26	0.20%	CABROVER	Monthly	(329,963)
Stantec, Inc.	Goldman Sachs Bank USA	2,587,141	08/18/26	0.20%	1D CORRA	Monthly	(37,105)
Stantec, Inc.	Goldman Sachs Bank USA	1,211,048	08/19/26	0.20%	1D CORRA	Monthly	(17,369)
Stantec, Inc.	SG Americas Securities LLC	6,097,880	12/08/25	0.20%	CABROVER	Monthly	(96,595)
Stantec, Inc.	UBS AG	14,600,769	04/18/28	0.25%	1D CORRA	Monthly	(209,403)
Stantec, Inc.	UBS AG	11,176,040	09/04/29	0.25%	1D CORRA	Monthly	(160,286)
Stifel Financial Corp.	Barclays Bank PLC	4,767,837	12/23/25	0.20%	1D OBFR01	Monthly	71,095
Storebrand ASA	Morgan Stanley & Co. International PLC	26,455,296	01/04/27	0.26%	NOWA	Monthly	(255,156)
Storebrand ASA	UBS AG	5,264,154	04/24/28	0.25%	NOWA	Monthly	(44,126)
Storytel AB, Class B	Morgan Stanley & Co. International PLC	2,131,669	01/04/27	0.26%	1D STIBOR	Monthly	379,561
Strategic Education, Inc.	Barclays Bank PLC	6,116,917	12/23/25	0.20%	1D OBFR01	Monthly	(528,132)
Strategy, Inc., Class A	Barclays Bank PLC	14,699,552	12/23/25	0.20%	1D OBFR01	Monthly	(465,381)
Sumitomo Chemical Co., Ltd.	Barclays Bank PLC	27,354,519	05/12/27	0.00%	1D P TONA	Monthly	(516,995)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Sumitomo Chemical Co., Ltd.	Barclays Bank PLC	$ 44,667,177	09/09/27	0.00%	1D P TONA	Monthly	$ (931,157)
Sumitomo Corp.	BNP Paribas SA	4,260,946	09/07/26	0.25%	1D TONA	Monthly	18,332
Sumitomo Corp.	BNP Paribas SA	5,497,808	03/24/27	0.25%	1D TONA	Monthly	23,653
Sumitomo Corp.	Goldman Sachs Bank USA	672,019	08/19/26	0.25%	1D P TONA	Monthly	2,891
Sumitomo Corp.	Morgan Stanley & Co. International PLC	13,417,916	01/06/27	0.25%	1D P TONA	Monthly	(297,900)
Sumitomo Heavy Industries Ltd.	BNP Paribas SA	6,989,020	03/24/27	0.25%	1D TONA	Monthly	842,118
Sumitomo Mitsui Financial Group, Inc.	BNP Paribas SA	26,292,700	09/07/26	0.25%	1D TONA	Monthly	1,430,861
Sumitomo Mitsui Financial Group, Inc.	BNP Paribas SA	9,687,730	03/24/27	0.25%	1D TONA	Monthly	527,211
Sumitomo Mitsui Financial Group, Inc.	SG Americas Securities LLC	38,236,081	12/08/25	0.25%	1D P TONA	Monthly	438,828
Sumitomo Mitsui Trust Group, Inc.	Bank of America N.A.	407,742	02/15/28	0.25%	1D P TONA	Monthly	12,496
Sumitomo Mitsui Trust Group, Inc.	Barclays Bank PLC	14,198,146	09/09/27	0.00%	1D P TONA	Monthly	276,726
Sumitomo Mitsui Trust Group, Inc.	Goldman Sachs Bank USA	8,221,462	08/19/26	0.25%	1D P TONA	Monthly	251,969
Sumitomo Mitsui Trust Group, Inc.	SG Americas Securities LLC	10,156,207	12/08/25	0.25%	1D P TONA	Monthly	20,150
Sumitomo Mitsui Trust Group, Inc.	UBS AG	8,685,168	04/18/28	0.25%	1D P TONA	Monthly	266,180
Sumitomo Rubber Industries Ltd.	Morgan Stanley & Co. International PLC	1,717,282	01/06/27	0.25%	1D P TONA	Monthly	(49,577)
Sun Hung Kai Properties Ltd.	Morgan Stanley & Co. International PLC	4,165,558	01/11/27	0.30%	HONIA	Monthly	99,601
Suncor Energy, Inc.	Goldman Sachs Bank USA	560,019	08/18/26	0.20%	1D CORRA	Monthly	9,172
Suncor Energy, Inc.	Morgan Stanley & Co. International PLC	34,288,581	01/04/27	0.20%	CABROVER	Monthly	740,086
Suncor Energy, Inc.	Morgan Stanley & Co. International PLC	27,678,132	01/06/27	0.20%	CABROVER	Monthly	597,406
Sundrug Co., Ltd.	Morgan Stanley & Co. International PLC	1,828,032	01/06/27	0.25%	1D P TONA	Monthly	(30,251)
Suruga Bank Ltd.	Barclays Bank PLC	5,335,659	05/12/27	0.24%	1D P TONA	Monthly	93,825
Suruga Bank Ltd.	SG Americas Securities LLC	2,695,542	12/08/25	0.25%	1D P TONA	Monthly	31,212
Suzuken Co. Ltd.	Bank of America N.A.	4,115,398	02/15/28	0.00%	1D P TONA	Monthly	8,854
Suzuken Co. Ltd.	Goldman Sachs Bank USA	2,857,284	08/19/26	0.25%	1D P TONA	Monthly	6,147
Suzuken Co. Ltd.	SG Americas Securities LLC	5,505,281	12/08/25	0.25%	1D P TONA	Monthly	(32,862)
Suzuki Motor Corp.	Barclays Bank PLC	2,033,004	09/09/27	0.00%	1D P TONA	Monthly	(1,184)
Swatch Group AG	BNP Paribas SA	643,763	03/22/27	0.26%	SSARON	Monthly	(26,417)
Swatch Group AG	Morgan Stanley & Co. International PLC	7,533,369	01/04/27	0.26%	SSARON	Monthly	(158,652)
Swedish Orphan Biovitrum AB	BNP Paribas SA	1,826,515	08/17/26	0.25%	1D STIBOR	Monthly	159,681
Swedish Orphan Biovitrum AB	SG Americas Securities LLC	1,873,578	12/08/25	0.26%	1D STIBOR	Monthly	90,705
Swire Pacific Ltd., Class A	SG Americas Securities LLC	3,508,028	12/08/25	0.30%	1D HIBOR	Monthly	2,183
Synaptics, Inc.	Goldman Sachs Bank USA	11,176,384	08/18/26	0.20%	1D FEDL01	Monthly	208,634
Synaptics, Inc.	SG Americas Securities LLC	14,090,564	12/08/25	0.20%	1D OBFR01	Monthly	555,638
Synovus Financial Corp.	Barclays Bank PLC	234,607	12/23/25	0.20%	1D OBFR01	Monthly	(4,042)
Sysco Corp.	Morgan Stanley & Co. International PLC	377,703	02/05/27	0.20%	1D FEDL01	Monthly	(64)
Sysmex Corp.	Barclays Bank PLC	41,659,322	09/09/27	0.00%	1D P TONA	Monthly	(2,747,648)
Sysmex Corp.	UBS AG	5,814,934	04/18/28	0.25%	1D P TONA	Monthly	(166,465)
T&D Holdings, Inc.	Morgan Stanley & Co. International PLC	346,390	01/07/27	0.25%	1D P TONA	Monthly	(634)
Tadano Ltd.	Morgan Stanley & Co. International PLC	1,215,451	01/06/27	0.25%	1D P TONA	Monthly	(31,983)
TAG Immobilien AG	SG Americas Securities LLC	2,159,006	12/08/25	0.23%	1D ESTR	Monthly	(77,002)
Taikisha Ltd.	Bank of America N.A.	771,276	02/15/28	0.25%	1D P TONA	Monthly	46,376
Taikisha Ltd.	BNP Paribas SA	1,152,246	03/24/27	0.25%	1D TONA	Monthly	69,283
Taikisha Ltd.	UBS AG	881,459	04/03/28	0.25%	1D P TONA	Monthly	53,001
Takara Standard Co., Ltd.	Bank of America N.A.	145,649	02/15/28	0.25%	1D P TONA	Monthly	(287)
Takeda Pharmaceutical Co., Ltd.	Bank of America N.A.	8,907,573	02/15/28	0.00%	1D P TONA	Monthly	(82,662)
Takeda Pharmaceutical Co., Ltd.	Barclays Bank PLC	11,585,525	05/12/27	0.15%	1D P TONA	Monthly	(364,125)
Takeda Pharmaceutical Co., Ltd.	SG Americas Securities LLC	2,189,918	12/08/25	0.25%	1D P TONA	Monthly	(44,412)
Takuma Co. Ltd.	Barclays Bank PLC	7,030,738	05/12/27	0.00%	1D P TONA	Monthly	200,779
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Talabat Holding PLC	Goldman Sachs Bank USA	$ 1,395,471	08/19/26	0.75%	1D FEDL01	Monthly	$ (74,483)
Tandem Diabetes Care, Inc.	Bank of America N.A.	1,444,881	02/15/28	0.20%	1D OBFR01	Monthly	(73,468)
Tandem Diabetes Care, Inc.	Barclays Bank PLC	12,936,765	12/23/25	0.20%	1D OBFR01	Monthly	(830,167)
Tanger, Inc.	Barclays Bank PLC	8,707,641	12/23/25	0.20%	1D OBFR01	Monthly	(203,718)
Tanger, Inc.	SG Americas Securities LLC	1,858,203	12/08/25	0.20%	1D OBFR01	Monthly	(14,721)
Tapestry, Inc.	SG Americas Securities LLC	21,219,941	12/08/25	0.20%	1D OBFR01	Monthly	(1,195,912)
Target Corp.	UBS AG	4,127,810	04/18/28	0.20%	1D OBFR01	Monthly	86,129
Taylor Morrison Home Corp., Class A	Barclays Bank PLC	13,435,395	12/23/25	0.20%	1D OBFR01	Monthly	(288,361)
Taylor Morrison Home Corp., Class A	SG Americas Securities LLC	10,556,251	12/08/25	0.20%	1D OBFR01	Monthly	(618,688)
Taylor Morrison Home Corp., Class A	UBS AG	483,787	04/18/28	0.20%	1D OBFR01	Monthly	(25,808)
Taylor Wimpey PLC	UBS AG	8,104,456	04/18/28	0.25%	1D SONIA	Monthly	(243,521)
Taylor Wimpey PLC	UBS AG	12,739,047	09/03/29	0.25%	1D SONIA	Monthly	(370,777)
TechMatrix Corp.	BNP Paribas SA	1,122,705	03/24/27	0.15%	1D TONA	Monthly	37,007
Technip Energies NV	JPMorgan Chase Bank N.A.	43,783,558	02/10/26	0.05%	1D ESTR	Monthly	(5,292,549)
Technip Energies NV	UBS AG	3,773,974	04/24/28	0.26%	1D ESTR	Monthly	(242,550)
TechnipFMC PLC	UBS AG	8,633,088	04/18/28	0.20%	1D OBFR01	Monthly	1,402,846
Technology One Ltd.	Barclays Bank PLC	7,980,601	05/12/27	0.00%	1D AONIA	Monthly	(434,952)
Technology One Ltd.	Barclays Bank PLC	1,629,628	09/09/27	0.00%	1D AONIA	Monthly	(82,663)
Technology One Ltd.	Goldman Sachs Bank USA	2,899,415	08/19/26	0.30%	1D AONIA	Monthly	(198,222)
Technology One Ltd.	Morgan Stanley & Co. International PLC	7,888,005	01/06/27	0.29%	1D AONIA	Monthly	(443,173)
Techtronic Industries Co. Ltd.	Goldman Sachs Bank USA	592,944	08/19/26	0.30%	HONIA	Monthly	(9,744)
Techtronic Industries Co. Ltd.	Morgan Stanley & Co. International PLC	3,875,221	01/06/27	0.30%	HONIA	Monthly	(212,723)
Techtronic Industries Co. Ltd.	Morgan Stanley & Co. International PLC	11,730,566	01/11/27	0.30%	HONIA	Monthly	(643,928)
Techtronic Industries Co. Ltd.	SG Americas Securities LLC	11,379,682	12/08/25	0.30%	1D HIBOR	Monthly	(491,332)
Teijin Ltd.	Morgan Stanley & Co. International PLC	5,071,468	01/06/27	0.25%	1D P TONA	Monthly	(25,318)
Tel Aviv Stock Exchange Ltd.	Barclays Bank PLC	3,238,185	04/06/26	0.60%	SHIR	Monthly	14,730
Tele2 AB, Class B	Morgan Stanley & Co. International PLC	6,991,432	01/04/27	0.26%	1D STIBOR	Monthly	(26,385)
Tele2 AB, Class B	UBS AG	8,033,903	04/18/28	0.25%	TN STIBOR	Monthly	(429,800)
Telecom Italia SpA	Barclays Bank PLC	3,833,549	12/10/26	0.26%	1D ESTR	Monthly	28,340
Telecom Plus PLC	SG Americas Securities LLC	288,542	12/08/25	0.25%	1D SONIA	Monthly	(9,502)
Telefonaktiebolaget LM Ericsson, Class B	SG Americas Securities LLC	5,479,122	12/08/25	0.26%	1D STIBOR	Monthly	1,097,749
Telefonica SA	JPMorgan Chase Bank N.A.	24,674,517	02/10/26	(0.10)%	1D ESTR	Monthly	258,289
Telefonica SA	SG Americas Securities LLC	1,396,408	12/08/25	0.25%	1D ESTR	Monthly	(51,279)
Telefonica SA	UBS AG	49,324,608	04/18/28	0.06%	1D ESTR	Monthly	(953,568)
Teleperformance SE	Barclays Bank PLC	1,437,367	08/17/26	0.26%	1D ESTR	Monthly	(120,879)
Television Francaise 1 SA	Barclays Bank PLC	6,269,158	12/10/26	0.26%	1D ESTR	Monthly	(355,541)
TELUS Corp.	BNP Paribas SA	1,450,877	08/17/26	0.20%	CABROVER	Monthly	(13,166)
TELUS Corp.	UBS AG	19,809,521	04/18/28	0.25%	1D CORRA	Monthly	(492,334)
Temenos AG, Class N, Registered Shares	Morgan Stanley & Co. International PLC	1,501,153	01/04/27	0.26%	SSARON	Monthly	286,654
Temenos AG, Class N, Registered Shares	SG Americas Securities LLC	3,022,364	12/08/25	0.26%	SSARON	Monthly	424,085
Tenable Holdings, Inc.	Barclays Bank PLC	17,904,761	12/23/25	0.20%	1D OBFR01	Monthly	(648,163)
Tenet Healthcare Corp.	Citibank N.A.	6,764,652	02/24/28	0.20%	1D OBFR01	Monthly	45,181
Teradata Corp.	Morgan Stanley & Co. International PLC	10,198,155	02/08/27	0.20%	1D FEDL01	Monthly	(156,148)
Terex Corp.	Citibank N.A.	7,242,824	06/25/26	0.20%	1D OBFR01	Monthly	(937,210)
Terumo Corp.	BNP Paribas SA	35,887,822	09/07/26	0.25%	1D TONA	Monthly	(6,570)
Terumo Corp.	BNP Paribas SA	5,948,456	03/24/27	0.25%	1D TONA	Monthly	5,927
Tesla, Inc.	Barclays Bank PLC	14,663,796	12/23/25	0.20%	1D OBFR01	Monthly	266,173
Tetra Tech, Inc.	JPMorgan Chase Bank N.A.	274,888	02/09/26	0.20%	1D OBFR01	Monthly	(22,565)
Tetra Tech, Inc.	SG Americas Securities LLC	4,187,652	12/08/25	0.20%	1D OBFR01	Monthly	(220,277)
Texas Capital Bancshares, Inc.	SG Americas Securities LLC	19,457,828	12/08/25	0.20%	1D OBFR01	Monthly	(543,691)
Texas Instruments, Inc.	BNP Paribas SA	13,815,762	04/16/26	0.20%	1D OBFR01	Monthly	(984,052)
Textron, Inc.	BNP Paribas SA	8,499,685	04/16/26	0.20%	1D OBFR01	Monthly	(175,124)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
TFI International, Inc.	Morgan Stanley & Co. International PLC	$ 7,523,864	01/04/27	0.20%	CABROVER	Monthly	$ (274,913)
TFI International, Inc.	SG Americas Securities LLC	6,140,861	12/08/25	0.20%	CABROVER	Monthly	(186,144)
Thales SA	Bank of America N.A.	33,298,332	02/15/28	0.26%	1D ESTR	Monthly	(268,515)
Thales SA	UBS AG	26,431,514	09/03/29	0.26%	1D ESTR	Monthly	(213,141)
Theravance Biopharma, Inc.	BNP Paribas SA	2,953,959	04/16/26	0.20%	1D OBFR01	Monthly	161,511
THG PLC	SG Americas Securities LLC	1,744,622	12/08/25	0.25%	1D SONIA	Monthly	432,538
THK Co., Ltd.	UBS AG	7,947,726	04/18/28	0.25%	1D P TONA	Monthly	(412,139)
THK Co., Ltd.	UBS AG	1,909,701	09/03/29	0.19%	1D P TONA	Monthly	(99,030)
Thomson Reuters Corp.	Morgan Stanley & Co. International PLC	30,678,261	01/04/27	0.20%	CABROVER	Monthly	(1,796,063)
Thomson Reuters Corp.	Morgan Stanley & Co. International PLC	31,004,156	01/06/27	0.20%	CABROVER	Monthly	(1,815,143)
Tinexta SpA	SG Americas Securities LLC	1,849,404	12/08/25	0.26%	1D ESTR	Monthly	7,540
TMC the metals Co., Inc.	SG Americas Securities LLC	3,068,333	12/08/25	0.20%	1D OBFR01	Monthly	(689,702)
T-Mobile US, Inc.	UBS AG	12,666,504	04/18/28	0.20%	1D OBFR01	Monthly	(631,899)
TMX Group Ltd.	Morgan Stanley & Co. International PLC	1,649,181	01/06/27	0.20%	CABROVER	Monthly	79,885
TMX Group Ltd.	SG Americas Securities LLC	655,010	12/08/25	0.20%	CABROVER	Monthly	3,053
TMX Group Ltd.	UBS AG	8,923,272	09/04/29	0.25%	1D CORRA	Monthly	133,490
Toa Corp.	Barclays Bank PLC	13,016,730	05/12/27	0.00%	1D P TONA	Monthly	739,515
Toagosei Co., Ltd.	Barclays Bank PLC	6,804,542	05/12/27	0.00%	1D P TONA	Monthly	39,157
Toda Corp.	Morgan Stanley & Co. International PLC	4,181,283	01/06/27	0.25%	1D P TONA	Monthly	(40,872)
Tohoku Electric Power Co., Inc.	Bank of America N.A.	5,261,525	02/15/28	0.25%	1D P TONA	Monthly	(325,550)
Tohoku Electric Power Co., Inc.	UBS AG	17,580,843	09/03/29	0.23%	1D P TONA	Monthly	(1,080,837)
TOKAI Holdings Corp.	BNP Paribas SA	4,644,102	03/24/27	0.25%	1D TONA	Monthly	42,499
Tokai Rika Co. Ltd.	Barclays Bank PLC	267,597	05/12/27	0.00%	1D P TONA	Monthly	(3,520)
Tokai Tokyo Financial Holdings, Inc.	Barclays Bank PLC	259,440	05/12/27	0.00%	1D P TONA	Monthly	(2,287)
Tokio Marine Holdings, Inc.	Barclays Bank PLC	1,222,624	09/09/27	0.00%	1D P TONA	Monthly	(10,596)
Tokio Marine Holdings, Inc.	SG Americas Securities LLC	2,376,538	12/08/25	0.25%	1D P TONA	Monthly	(75,549)
Tokyo Century Corp.	Morgan Stanley & Co. International PLC	13,055,024	01/06/27	0.25%	1D P TONA	Monthly	(360,960)
Tokyo Electric Power Co Holdings, Inc.	Morgan Stanley & Co. International PLC	1,778,791	01/07/27	0.25%	1D P TONA	Monthly	90,258
Tokyo Electron Ltd.	Citibank N.A.	11,385,913	02/26/26	0.25%	1D P TONA	Monthly	1,202,936
Tokyo Electron Ltd.	Morgan Stanley & Co. International PLC	7,759,763	01/07/27	0.25%	1D P TONA	Monthly	750,386
Tokyo Electron Ltd.	SG Americas Securities LLC	6,447,750	12/08/25	0.25%	1D P TONA	Monthly	(10,020)
Tokyo Seimitsu Co. Ltd.	Barclays Bank PLC	1,394,452	09/09/27	0.00%	1D P TONA	Monthly	(11,703)
Tokyo Tatemono Co. Ltd.	SG Americas Securities LLC	2,461,598	12/08/25	0.21%	1D P TONA	Monthly	(97,947)
Tokyo Tatemono Co. Ltd.	SG Americas Securities LLC	11,504,958	12/08/25	0.25%	1D P TONA	Monthly	(457,780)
Tokyu Construction Co. Ltd.	Barclays Bank PLC	2,889,074	05/12/27	0.00%	1D P TONA	Monthly	(103,267)
Tokyu Fudosan Holdings Corp.	Barclays Bank PLC	1,901,884	09/09/27	0.15%	1D P TONA	Monthly	(1,646)
Tokyu Fudosan Holdings Corp.	SG Americas Securities LLC	17,928,259	12/08/25	0.25%	1D P TONA	Monthly	(29,918)
Tompkins Financial Corp.	SG Americas Securities LLC	1,375,716	12/08/25	0.20%	1D OBFR01	Monthly	(37,535)
TomTom NV	UBS AG	4,861,698	04/24/28	0.26%	1D ESTR	Monthly	(645,197)
Topgolf Callaway Brands Corp.	SG Americas Securities LLC	8,168,687	12/08/25	0.20%	1D OBFR01	Monthly	306,213
Toridoll Holdings Corp.	Barclays Bank PLC	18,624,474	05/12/27	0.21%	1D P TONA	Monthly	(817,243)
Toro Co.	Barclays Bank PLC	10,790,945	12/23/25	0.20%	1D OBFR01	Monthly	109,397
Tosei Corp.	Bank of America N.A.	3,019,207	02/15/28	0.25%	1D P TONA	Monthly	55,161
Tosei Corp.	Goldman Sachs Bank USA	1,360,210	08/19/26	0.25%	1D P TONA	Monthly	24,851
Toshiba TEC Corp.	Goldman Sachs Bank USA	451,723	08/19/26	0.25%	1D P TONA	Monthly	20,591
Toshiba TEC Corp.	SG Americas Securities LLC	2,073,117	12/08/25	0.25%	1D P TONA	Monthly	(6,238)
Tosoh Corp.	Bank of America N.A.	20,781,482	02/15/28	0.00%	1D P TONA	Monthly	(272,005)
Tosoh Corp.	BNP Paribas SA	30,440,824	09/07/26	0.15%	1D TONA	Monthly	(307,504)
Tosoh Corp.	Goldman Sachs Bank USA	2,326,713	08/19/26	0.25%	1D P TONA	Monthly	(21,268)
Tosoh Corp.	Goldman Sachs Bank USA	541,029	08/19/26	0.25%	1D P TONA	Monthly	(4,945)
TotalEnergies SE	Morgan Stanley & Co. International PLC	1,365,360	01/06/27	0.26%	1D ESTR	Monthly	1,405
Totetsu Kogyo Co., Ltd.	Barclays Bank PLC	5,509,292	05/12/27	0.00%	1D P TONA	Monthly	(116,117)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
TOTO Ltd.	Morgan Stanley & Co. International PLC	$ 6,318,565	01/06/27	0.25%	1D P TONA	Monthly	$ (233,595)
Towa Pharmaceutical Co. Ltd.	Bank of America N.A.	4,631,386	02/15/28	0.25%	1D P TONA	Monthly	(16,127)
Towa Pharmaceutical Co. Ltd.	Goldman Sachs Bank USA	988,349	08/19/26	0.25%	1D P TONA	Monthly	(3,442)
Tower Semiconductor Ltd.	UBS AG	1,670,678	04/18/28	0.20%	1D OBFR01	Monthly	188,498
Toyo Construction Co., Ltd.	Morgan Stanley & Co. International PLC	530,364	01/06/27	0.25%	1D P TONA	Monthly	3,233
Toyo Tire Corp.	BNP Paribas SA	1,207,843	09/07/26	0.00%	1D TONA	Monthly	11,078
Toyobo Co., Ltd.	BNP Paribas SA	3,296,700	03/24/27	0.25%	1D TONA	Monthly	83,645
Toyoda Gosei Co. Ltd.	Bank of America N.A.	3,146,109	02/15/28	0.25%	1D P TONA	Monthly	(72,483)
Toyoda Gosei Co. Ltd.	Goldman Sachs Bank USA	4,044,983	08/19/26	0.25%	1D P TONA	Monthly	(96,485)
Toyota Motor Corp.	Citibank N.A.	7,426,155	02/26/26	0.25%	1D P TONA	Monthly	90,577
Toyota Motor Corp.	JPMorgan Chase Bank N.A.	900,103	02/10/26	0.25%	1D P TONA	Monthly	39,743
Toyota Motor Corp.	SG Americas Securities LLC	14,458,273	12/08/25	0.25%	1D P TONA	Monthly	638,392
TP ICAP Group PLC	BNP Paribas SA	1,537,743	03/17/27	0.25%	1D SONIA	Monthly	30,088
TP ICAP Group PLC	Goldman Sachs Bank USA	736,140	08/19/26	0.25%	1D SONIA	Monthly	14,403
TP ICAP Group PLC	SG Americas Securities LLC	1,438,205	12/08/25	0.25%	1D SONIA	Monthly	(2,525)
Trade Desk, Inc., Class A	Bank of America N.A.	19,962,950	02/15/28	0.20%	1D OBFR01	Monthly	(289,492)
Trane Technologies PLC	UBS AG	10,067,487	04/18/28	0.20%	1D OBFR01	Monthly	609,486
TransAlta Corp., Class A	SG Americas Securities LLC	6,461,928	12/08/25	0.20%	CABROVER	Monthly	896,418
Transcontinental, Inc., Class A	Goldman Sachs Bank USA	1,401,892	08/19/26	0.20%	1D CORRA	Monthly	57,825
Transcontinental, Inc., Class A	UBS AG	188,257	04/21/28	0.25%	1D CORRA	Monthly	7,765
Transcosmos, Inc.	SG Americas Securities LLC	4,213,064	12/08/25	0.25%	1D P TONA	Monthly	5,105
Traton SE	Morgan Stanley & Co. International PLC	5,843,891	01/04/27	0.26%	1D ESTR	Monthly	291,332
Travelers Cos, Inc.	SG Americas Securities LLC	6,227,961	12/08/25	0.20%	1D OBFR01	Monthly	(249,017)
Travelers Cos, Inc.	UBS AG	3,908,372	04/18/28	0.20%	1D OBFR01	Monthly	(12,039)
Treasury Wine Estates Ltd.	Morgan Stanley & Co. International PLC	2,843,098	01/06/27	0.29%	1D AONIA	Monthly	(68,544)
Treasury Wine Estates Ltd.	SG Americas Securities LLC	1,698,255	12/08/25	0.30%	1D AONIA	Monthly	(48,234)
Trelleborg AB, Class B	Bank of America N.A.	3,464,006	02/15/28	0.26%	1D STIBOR	Monthly	402,442
Trend Micro, Inc.	BNP Paribas SA	154,498	09/07/26	0.00%	1D TONA	Monthly	3,703
Trend Micro, Inc.	SG Americas Securities LLC	6,539,457	12/08/25	0.25%	1D P TONA	Monthly	43,727
Tri Pointe Homes, Inc.	SG Americas Securities LLC	12,524,448	12/08/25	0.20%	1D OBFR01	Monthly	(185,949)
TriCo Bancshares	SG Americas Securities LLC	1,935,543	12/08/25	0.20%	1D OBFR01	Monthly	27,517
TriNet Group, Inc.	Barclays Bank PLC	22,403,964	12/23/25	0.20%	1D OBFR01	Monthly	(631,404)
Triple Flag Precious Metals Corp.	UBS AG	787,476	04/18/28	0.25%	1D CORRA	Monthly	(111,728)
Trisura Group Ltd.	Morgan Stanley & Co. International PLC	144,940	01/04/27	0.20%	CABROVER	Monthly	754
Truist Financial Corp.	Bank of America N.A.	7,041,395	02/15/28	0.20%	1D OBFR01	Monthly	210,088
Trupanion, Inc.	Barclays Bank PLC	7,443,976	12/23/25	0.20%	1D OBFR01	Monthly	(621,042)
Trupanion, Inc.	Citibank N.A.	999,912	06/25/26	0.20%	1D OBFR01	Monthly	(83,422)
Trusco Nakayama Corp.	Barclays Bank PLC	3,672,155	05/12/27	0.24%	1D P TONA	Monthly	(4,839)
Trustpilot Group PLC	BNP Paribas SA	5,242,847	03/17/27	0.25%	1D SONIA	Monthly	(220,056)
Tryg A/S	Morgan Stanley & Co. International PLC	16,438,943	01/04/27	0.26%	DESTR	Monthly	(217,966)
Tryg A/S	UBS AG	17,551,623	04/18/28	0.25%	DESTR	Monthly	(252,031)
TS Tech Co. Ltd.	Citibank N.A.	4,086,881	02/26/26	0.21%	1D P TONA	Monthly	(71,499)
TSI Holdings Co. Ltd.	Morgan Stanley & Co. International PLC	6,983,664	01/06/27	0.25%	1D P TONA	Monthly	(451,477)
Tsugami Corp.	Barclays Bank PLC	1,979,316	05/12/27	0.00%	1D P TONA	Monthly	(15,477)
Tsukishima Holdings Co., Ltd.	Barclays Bank PLC	6,787,775	05/12/27	0.00%	1D P TONA	Monthly	(69,739)
Tutor Perini Corp.	Goldman Sachs Bank USA	3,447,571	08/19/26	0.20%	1D FEDL01	Monthly	221,124
Tutor Perini Corp.	SG Americas Securities LLC	15,805,225	12/08/25	0.20%	1D OBFR01	Monthly	939,663
Tutor Perini Corp.	UBS AG	7,268,866	04/21/28	0.20%	1D OBFR01	Monthly	466,218
U.S. Bancorp	Barclays Bank PLC	29,528,761	12/23/25	0.20%	1D OBFR01	Monthly	(405,529)
U.S. Bancorp	SG Americas Securities LLC	22,190,370	12/08/25	0.20%	1D OBFR01	Monthly	(146,393)
Ubisoft Entertainment SA, Class A	Morgan Stanley & Co. International PLC	13,532,763	01/04/27	0.26%	1D ESTR	Monthly	(617,592)
Ubisoft Entertainment SA, Class A	UBS AG	8,264,603	04/24/28	0.26%	1D ESTR	Monthly	(998,495)
UBS Group AG, Registered Shares	Citibank N.A.	3,793,642	07/06/26	0.26%	SSARON	Monthly	75,899

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
UBS Group AG, Registered Shares	JPMorgan Chase Bank N.A.	$ 546,205	02/10/26	0.26%	SSARON	Monthly	$ (33,717)
UBS Group AG, Registered Shares	Morgan Stanley & Co. International PLC	438,728	01/06/27	0.26%	SSARON	Monthly	826
Udemy, Inc.	Morgan Stanley & Co. International PLC	5,393,164	02/08/27	0.20%	1D FEDL01	Monthly	(1,005,440)
UFP Industries, Inc.	Barclays Bank PLC	9,768,696	12/23/25	0.20%	1D OBFR01	Monthly	37,253
UiPath, Inc., Class A	BNP Paribas SA	6,048,957	04/16/26	0.20%	1D OBFR01	Monthly	(300,817)
Ulvac, Inc.	Bank of America N.A.	27,127,677	02/15/28	0.25%	1D P TONA	Monthly	1,444,167
Umicore SA	Barclays Bank PLC	35,389,556	12/10/26	0.26%	1D ESTR	Monthly	(732,795)
Umicore SA	BNP Paribas SA	635,679	03/24/27	0.25%	1D ESTR	Monthly	(46,350)
Under Armour, Inc., Class A	UBS AG	3,473,986	04/21/28	0.20%	1D OBFR01	Monthly	(137,512)
Unicharm Corp.	Bank of America N.A.	37,067,704	03/15/28	0.00%	1D P TONA	Monthly	(60,569)
Unicharm Corp.	BNP Paribas SA	20,228,620	03/24/27	0.15%	1D TONA	Monthly	(35,035)
UniCredit SpA	Morgan Stanley & Co. International PLC	8,964,503	01/06/27	0.26%	1D ESTR	Monthly	338,346
UniCredit SpA	UBS AG	35,347,317	09/03/29	0.10%	1D ESTR	Monthly	874,147
Union Pacific Corp.	Citibank N.A.	13,273,618	02/24/28	0.10%	1D OBFR01	Monthly	(286,994)
Union Pacific Corp.	Morgan Stanley & Co. International PLC	12,815,480	02/05/27	0.20%	1D FEDL01	Monthly	(277,088)
UNIQA Insurance Group AG	Barclays Bank PLC	8,971,402	12/10/26	0.26%	1D ESTR	Monthly	118,192
UNITE Group PLC/The	Barclays Bank PLC	2,507	12/10/26	0.25%	1D SONIA	Monthly	(53)
United Arrows Ltd.	UBS AG	6,301,756	04/03/28	0.25%	1D P TONA	Monthly	(71,893)
United Fire Group, Inc.	Barclays Bank PLC	1,569,005	12/23/25	0.20%	1D OBFR01	Monthly	(24,524)
United Fire Group, Inc.	SG Americas Securities LLC	560,310	12/08/25	0.20%	1D OBFR01	Monthly	(15,324)
United Internet AG, Class N, Registered Shares	Barclays Bank PLC	2,439,026	12/10/26	0.26%	1D ESTR	Monthly	(105,980)
United Natural Foods, Inc.	BNP Paribas SA	9,271,332	04/16/26	0.20%	1D OBFR01	Monthly	(1,161,071)
United Natural Foods, Inc.	SG Americas Securities LLC	7,575,537	12/08/25	0.20%	1D OBFR01	Monthly	(866,081)
United States Lime & Minerals, Inc.	Bank of America N.A.	5,288,075	02/15/28	0.20%	1D OBFR01	Monthly	(472,443)
United Therapeutics Corp.	Barclays Bank PLC	4,870,364	12/23/25	0.20%	1D OBFR01	Monthly	274,798
United Therapeutics Corp.	SG Americas Securities LLC	3,584,706	12/08/25	0.20%	1D OBFR01	Monthly	(27,947)
Universal Corp.	Barclays Bank PLC	27,664,615	12/23/25	0.20%	1D OBFR01	Monthly	(1,441,263)
Universal Display Corp.	UBS AG	4,742,884	04/18/28	0.20%	1D OBFR01	Monthly	46,662
Universal Entertainment Corp.	Morgan Stanley & Co. International PLC	4,137,317	01/06/27	0.25%	1D P TONA	Monthly	(337,784)
Universal Insurance Holdings, Inc.	BNP Paribas SA	4,807,058	04/16/26	0.20%	1D OBFR01	Monthly	233,892
Universal Insurance Holdings, Inc.	Morgan Stanley & Co. International PLC	3,807,276	02/08/27	0.20%	1D FEDL01	Monthly	294,096
Universal Technical Institute, Inc.	Barclays Bank PLC	8,544,072	12/23/25	0.20%	1D OBFR01	Monthly	(802,309)
Univest Financial Corp.	Bank of America N.A.	129,293	02/15/28	0.20%	1D OBFR01	Monthly	(1,048)
Univest Financial Corp.	BNP Paribas SA	545,114	04/16/26	0.20%	1D OBFR01	Monthly	(4,420)
Univest Financial Corp.	Goldman Sachs Bank USA	501,306	08/19/26	0.20%	1D FEDL01	Monthly	(4,065)
Univest Financial Corp.	SG Americas Securities LLC	368,070	12/08/25	0.20%	1D OBFR01	Monthly	(5,739)
Unum Group	Morgan Stanley & Co. International PLC	11,968,247	02/05/27	0.20%	1D FEDL01	Monthly	(438,150)
UOL Group Ltd.	Barclays Bank PLC	17,158,930	12/24/27	0.00%	SORA	Monthly	(293,231)
UOL Group Ltd.	Morgan Stanley & Co. International PLC	10,482,318	01/06/27	0.30%	SORA	Monthly	(179,134)
Upstart Holdings, Inc.	Barclays Bank PLC	5,327,840	12/23/25	0.20%	1D OBFR01	Monthly	(314,528)
Upwork, Inc.	Barclays Bank PLC	9,994,835	12/23/25	0.20%	1D OBFR01	Monthly	(43,700)
Urban Outfitters, Inc.	Barclays Bank PLC	10,421,210	12/23/25	0.20%	1D OBFR01	Monthly	(472,304)
USA Rare Earth, Inc., Class A	Barclays Bank PLC	3,072,910	12/23/25	0.20%	1D OBFR01	Monthly	(629,406)
Ushio, Inc.	UBS AG	6,687,424	04/03/28	0.25%	1D P TONA	Monthly	483,302
USS Co., Ltd.	Morgan Stanley & Co. International PLC	4,911,403	01/06/27	0.25%	1D P TONA	Monthly	(27,143)
UT Group Co. Ltd.	BNP Paribas SA	3,722,272	03/24/27	0.15%	1D TONA	Monthly	(2,335)
V2X, Inc.	Barclays Bank PLC	4,567,857	12/23/25	0.20%	1D OBFR01	Monthly	(86,349)
Valeo SE	Barclays Bank PLC	999,586	08/17/26	0.26%	1D ESTR	Monthly	181,049
Valeo SE	Barclays Bank PLC	1,362,750	12/10/26	0.26%	1D ESTR	Monthly	246,826
Valeo SE	UBS AG	10,625,131	04/18/28	0.16%	1D ESTR	Monthly	2,157,330
Valeo SE	UBS AG	4,406,612	09/03/29	0.25%	1D ESTR	Monthly	894,720
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Var Energi ASA	Bank of America N.A.	$ 15,593,869	02/15/28	0.26%	NOWA	Monthly	$ 680,535
Var Energi ASA	UBS AG	751,834	04/18/28	0.25%	NOWA	Monthly	32,811
Veeva Systems, Inc., Class A	Morgan Stanley & Co. International PLC	6,925,714	02/05/27	0.20%	1D FEDL01	Monthly	(14,082)
Ventas, Inc.	SG Americas Securities LLC	4,145,552	12/08/25	0.20%	1D OBFR01	Monthly	352,982
Veolia Environnement SA	Barclays Bank PLC	8,077,027	12/10/26	0.26%	1D ESTR	Monthly	(271,929)
Veolia Environnement SA	UBS AG	8,463,807	09/03/29	0.26%	1D ESTR	Monthly	(257,451)
VeriSign, Inc.	Barclays Bank PLC	22,578,863	12/23/25	0.20%	1D OBFR01	Monthly	(1,087,987)
VeriSign, Inc.	BNP Paribas SA	6,581,583	04/16/26	0.20%	1D OBFR01	Monthly	(642,456)
Verisk Analytics, Inc.	Morgan Stanley & Co. International PLC	19,599,397	02/05/27	0.20%	1D FEDL01	Monthly	(1,515,820)
Verizon Communications, Inc.	Morgan Stanley & Co. International PLC	5,339,477	02/05/27	0.20%	1D FEDL01	Monthly	68,819
Vermilion Energy, Inc.	Morgan Stanley & Co. International PLC	10,931,207	01/04/27	0.20%	CABROVER	Monthly	212,463
Vermilion Energy, Inc.	UBS AG	13,596,598	04/21/28	0.25%	1D CORRA	Monthly	(141,097)
Vestas Wind Systems A/S	SG Americas Securities LLC	5,899,055	12/08/25	0.23%	DESTR	Monthly	265,189
Vestis Corp.	Morgan Stanley & Co. International PLC	3,222,400	02/08/27	0.20%	1D FEDL01	Monthly	134,267
Viatris, Inc.	Barclays Bank PLC	1,569,162	12/23/25	0.20%	1D OBFR01	Monthly	(7,537)
Victory Capital Holdings, Inc., Class A	Barclays Bank PLC	239,998	12/23/25	0.20%	1D OBFR01	Monthly	(10)
Viking Holdings Ltd.	SG Americas Securities LLC	2,717,663	12/08/25	0.20%	1D OBFR01	Monthly	52,350
Vinci SA	Barclays Bank PLC	11,972,435	08/17/26	0.26%	1D ESTR	Monthly	(606,688)
Visa, Inc., Class A	Barclays Bank PLC	36,971,056	12/23/25	0.20%	1D OBFR01	Monthly	(493,817)
Vistra Corp.	Morgan Stanley & Co. International PLC	2,327,607	02/05/27	0.20%	1D FEDL01	Monthly	(31)
Vodafone Group PLC	SG Americas Securities LLC	34,546,107	12/08/25	0.10%	1D SONIA	Monthly	3,065,192
Vodafone Group PLC	UBS AG	34,662,101	09/03/29	0.17%	1D SONIA	Monthly	2,692,974
Volution Group PLC	Barclays Bank PLC	2,340,531	12/10/26	0.25%	1D SONIA	Monthly	—
Volvo Car AB, Class B	Barclays Bank PLC	10,188,652	01/18/27	0.28%	1D STIBOR	Monthly	4,293,549
Vonovia SE	SG Americas Securities LLC	989,074	12/08/25	0.10%	1D ESTR	Monthly	(48,238)
Voya Financial, Inc.	Barclays Bank PLC	12,431,910	12/23/25	0.20%	1D OBFR01	Monthly	123,088
Wacom Co. Ltd.	Bank of America N.A.	2,128,137	02/15/28	0.25%	1D P TONA	Monthly	119,519
Wacom Co. Ltd.	BNP Paribas SA	4,496,838	03/24/27	0.25%	1D TONA	Monthly	227,528
Wacom Co. Ltd.	Goldman Sachs Bank USA	517,516	08/19/26	0.25%	1D P TONA	Monthly	29,064
Walker & Dunlop, Inc.	SG Americas Securities LLC	4,556,008	12/08/25	0.20%	1D OBFR01	Monthly	9,342
Wallenius Wilhelmsen ASA	Barclays Bank PLC	134,249	12/11/26	0.28%	NOWA	Monthly	3,493
Walmart, Inc.	SG Americas Securities LLC	28,259,904	12/08/25	0.20%	1D OBFR01	Monthly	(711,119)
Wartsila OYJ Abp	Goldman Sachs Bank USA	925,751	08/19/26	0.26%	1D ESTR	Monthly	77,944
Wartsila OYJ Abp	Morgan Stanley & Co. International PLC	7,543,326	01/06/27	0.26%	1D ESTR	Monthly	820,408
Washington H Soul Pattinson & Co., Ltd.	Bank of America N.A.	25	02/15/28	0.00%	1D AONIA	Monthly	(1)
Waste Connections, Inc.	Morgan Stanley & Co. International PLC	4,918,647	02/05/27	0.20%	1D FEDL01	Monthly	(292,859)
Waste Connections, Inc.	UBS AG	12,745,110	04/21/28	0.25%	1D CORRA	Monthly	(149,843)
Wayfair, Inc., Class A	SG Americas Securities LLC	2,118,211	12/08/25	0.20%	1D OBFR01	Monthly	51,048
Waystar Holding Corp.	SG Americas Securities LLC	5,486,741	12/08/25	0.20%	1D OBFR01	Monthly	(385,609)
WD-40 Co.	Barclays Bank PLC	7,489,655	12/23/25	0.20%	1D OBFR01	Monthly	(244,565)
WD-40 Co.	SG Americas Securities LLC	3,527,260	12/08/25	0.20%	1D OBFR01	Monthly	34,281
WEB Travel Group Ltd.	SG Americas Securities LLC	2,519,018	12/08/25	0.30%	1D AONIA	Monthly	(78,549)
Webuild SpA	Bank of America N.A.	2,262,132	02/15/28	0.26%	1D ESTR	Monthly	23,530
Webuild SpA	BNP Paribas SA	2,453,829	03/17/27	0.26%	1D ESTR	Monthly	25,524
Webuild SpA	Goldman Sachs Bank USA	1,242,181	08/19/26	0.26%	1D ESTR	Monthly	12,921
Webuild SpA	UBS AG	1,703,166	04/24/28	0.26%	1D ESTR	Monthly	17,716
Wells Fargo & Co.	Bank of America N.A.	6,079,348	02/15/28	0.20%	1D OBFR01	Monthly	35,860
Wesfarmers Ltd.	Morgan Stanley & Co. International PLC	5,087,360	01/07/27	0.29%	1D AONIA	Monthly	(399,825)
Wesfarmers Ltd.	UBS AG	17,110,290	09/03/29	0.25%	1D AONIA	Monthly	(888,582)
Western Digital Corp.	UBS AG	7,172,788	04/18/28	0.20%	1D OBFR01	Monthly	839,864

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Westinghouse Air Brake Technologies Corp.	Barclays Bank PLC	$ 8,043,593	12/23/25	0.20%	1D OBFR01	Monthly	$ 457,840
Westlake Corp.	SG Americas Securities LLC	10,016,818	12/08/25	0.20%	1D OBFR01	Monthly	(1,623,719)
WH Group Ltd.	Bank of America N.A.	7,247,778	02/15/28	0.30%	HONIA	Monthly	(72,362)
WH Group Ltd.	Bank of America N.A.	6,384,982	02/15/28	0.30%	HONIA	Monthly	(63,747)
WH Group Ltd.	Barclays Bank PLC	11,209,755	05/13/27	0.00%	HONIA	Monthly	252,443
WH Group Ltd.	Barclays Bank PLC	9,083,232	09/09/27	0.00%	HONIA	Monthly	204,554
WH Group Ltd.	Morgan Stanley & Co. International PLC	2,836,305	01/06/27	0.30%	HONIA	Monthly	63,874
Wheaton Precious Metals Corp.	BNP Paribas SA	17,833,220	08/17/26	0.20%	CABROVER	Monthly	(1,875,123)
Wheaton Precious Metals Corp.	Morgan Stanley & Co. International PLC	2,216,842	01/06/27	0.20%	CABROVER	Monthly	(1,239)
Wheaton Precious Metals Corp.	SG Americas Securities LLC	157,562	12/08/25	0.20%	CABROVER	Monthly	(14,922)
Wickes Group PLC	Morgan Stanley & Co. International PLC	2,123,573	01/04/27	0.25%	1D SONIA	Monthly	(28,377)
Wihlborgs Fastigheter AB	Barclays Bank PLC	3,484,368	01/18/27	0.28%	1D STIBOR	Monthly	(207,019)
Willdan Group, Inc.	Goldman Sachs Bank USA	4,418,699	08/18/26	0.20%	1D FEDL01	Monthly	(72,656)
Willdan Group, Inc.	SG Americas Securities LLC	3,646,269	12/08/25	0.20%	1D OBFR01	Monthly	(29,087)
Winnebago Industries, Inc.	Barclays Bank PLC	5,056,063	12/23/25	0.20%	1D OBFR01	Monthly	(364,524)
Wix.com Ltd.	Barclays Bank PLC	5,712,799	12/23/25	0.20%	1D OBFR01	Monthly	419,675
Wix.com Ltd.	BNP Paribas SA	243,374	04/16/26	0.20%	1D OBFR01	Monthly	17,725
Wix.com Ltd.	SG Americas Securities LLC	2,854,916	12/08/25	0.20%	1D OBFR01	Monthly	221,072
Wolters Kluwer NV, Class C	Barclays Bank PLC	17,355,291	08/17/26	0.26%	1D ESTR	Monthly	(984,973)
Wolters Kluwer NV, Class C	SG Americas Securities LLC	1,280,383	12/08/25	0.26%	1D ESTR	Monthly	(72,793)
Woodside Energy Group Ltd.	BNP Paribas SA	54,536	03/22/27	0.25%	1D AONIA	Monthly	5,684
Woodward, Inc.	Morgan Stanley & Co. International PLC	24,209,571	02/05/27	0.20%	1D FEDL01	Monthly	1,424,525
World Acceptance Corp.	UBS AG	4,477,697	04/21/28	0.20%	1D OBFR01	Monthly	(1,294,007)
World Kinect Corp.	BNP Paribas SA	2,344,837	04/16/26	0.20%	1D OBFR01	Monthly	63,349
Worley Ltd.	Citibank N.A.	7,260,607	02/25/26	0.30%	1D AONIA	Monthly	147,007
Worley Ltd.	JPMorgan Chase Bank N.A.	4,941,824	02/10/26	0.25%	1D AONIA	Monthly	22,000
Worley Ltd.	SG Americas Securities LLC	12,840,903	12/08/25	0.30%	1D AONIA	Monthly	142,492
Worley Ltd.	UBS AG	18,455,041	04/18/28	0.25%	1D AONIA	Monthly	662,559
WP Carey, Inc.	UBS AG	2,997,646	04/18/28	0.20%	1D OBFR01	Monthly	(43,816)
Xero Ltd.	BNP Paribas SA	10,716,435	03/22/27	0.25%	1D AONIA	Monthly	(851,479)
Xero Ltd.	SG Americas Securities LLC	2,404,669	12/08/25	0.30%	1D AONIA	Monthly	(158,458)
Xero Ltd.	UBS AG	5,162,182	04/18/28	0.25%	1D AONIA	Monthly	(410,163)
XPO, Inc.	Barclays Bank PLC	1,756,471	12/23/25	0.20%	1D OBFR01	Monthly	66,793
XPO, Inc.	Citibank N.A.	5,689,556	02/24/28	0.20%	1D OBFR01	Monthly	547,064
Yamaguchi Financial Group, Inc.	SG Americas Securities LLC	2,955,839	12/08/25	0.25%	1D P TONA	Monthly	36,688
Yamaguchi Financial Group, Inc.	UBS AG	2,906,779	04/03/28	0.25%	1D P TONA	Monthly	120,119
Yamaha Corp.	Citibank N.A.	1,946,523	02/26/26	0.19%	1D P TONA	Monthly	(82,410)
Yamazen Corp.	Bank of America N.A.	1,471,458	02/15/28	0.00%	1D P TONA	Monthly	(39)
Yamazen Corp.	BNP Paribas SA	1,387,136	03/24/27	0.25%	1D TONA	Monthly	(36)
Yamazen Corp.	Goldman Sachs Bank USA	395,663	08/19/26	0.25%	1D P TONA	Monthly	(10)
Yamazen Corp.	UBS AG	1,249,998	04/03/28	0.25%	1D P TONA	Monthly	(33)
Yara International ASA	Morgan Stanley & Co. International PLC	15,802,438	01/06/27	0.26%	NOWA	Monthly	(134,597)
Yaskawa Electric Corp.	Bank of America N.A.	6,216,663	03/15/28	0.25%	1D P TONA	Monthly	(45,295)
Yaskawa Electric Corp.	Barclays Bank PLC	16,322,052	05/12/27	0.00%	1D P TONA	Monthly	(1,195,343)
Yelp, Inc.	SG Americas Securities LLC	13,803,745	12/08/25	0.20%	1D OBFR01	Monthly	584,505
Yoshinoya Holdings Co. Ltd.	Barclays Bank PLC	288,125	05/12/27	0.00%	1D P TONA	Monthly	2,046
Zealand Pharma A/S	Barclays Bank PLC	2,869,910	11/09/26	0.26%	DESTR	Monthly	352,178
Zealand Pharma A/S	Citibank N.A.	1,500,751	07/17/26	0.26%	DESTR	Monthly	184,163
Zealand Pharma A/S	SG Americas Securities LLC	534,309	12/08/25	0.26%	DESTR	Monthly	56,491
Zebra Technologies Corp., Class A	Barclays Bank PLC	19,097,769	12/23/25	0.20%	1D OBFR01	Monthly	(2,106,478)
Zenkoku Hosho Co., Ltd.	Barclays Bank PLC	131,596	05/12/27	0.00%	1D P TONA	Monthly	(57)
Zeon Corp.	Morgan Stanley & Co. International PLC	13,503,751	01/06/27	0.25%	1D P TONA	Monthly	(601,190)
Zeta Global Holdings Corp., Class A	Barclays Bank PLC	239,985	12/23/25	0.20%	1D OBFR01	Monthly	(88)
Zigup PLC	Barclays Bank PLC	2,322,744	12/10/26	0.25%	1D SONIA	Monthly	94,024
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
ZIM Integrated Shipping Services Ltd.	Barclays Bank PLC	$ 5,161,731	12/23/25	0.20%	1D OBFR01	Monthly	$ 533,206
Zinzino AB, Class B	Citibank N.A.	538	07/29/26	0.26%	TN STIBOR	Monthly	(26)
Zions Bancorp NA	Barclays Bank PLC	11,843,213	12/23/25	0.20%	1D OBFR01	Monthly	96,230
ZipRecruiter, Inc., Class A	Barclays Bank PLC	1,360,956	12/23/25	0.20%	1D OBFR01	Monthly	42,247
Zoetis, Inc., Class A	Barclays Bank PLC	8,488,394	12/23/25	0.20%	1D OBFR01	Monthly	(174,257)
ZoomInfo Technologies, Inc., Class A	SG Americas Securities LLC	9,244,465	12/08/25	0.20%	1D OBFR01	Monthly	719,310
Total long positions of equity swaps							32,107,968
Short Contracts(b)
1&1 AG	Bank of America N.A.	(301,452)	02/15/28	(0.26)%	1D ESTR	Monthly	(18,228)
1&1 AG	Barclays Bank PLC	(679,376)	12/10/26	(1.03)%	1D ESTR	Monthly	10,263
1&1 AG	BNP Paribas SA	(1,191,302)	03/24/27	(0.87)%	1D ESTR	Monthly	(72,035)
1&1 AG	Citibank N.A.	(122,292)	06/25/26	(0.75)%	1D ESTR	Monthly	1,847
1&1 AG	Morgan Stanley & Co. International PLC	(1,860,480)	01/04/27	(0.52)%	1D ESTR	Monthly	28,105
1&1 AG	SG Americas Securities LLC	(2,118,410)	12/08/25	(0.67)%	1D ESTR	Monthly	(152,831)
1&1 AG	UBS AG	(910,945)	04/24/28	0.00%	1D ESTR	Monthly	(55,082)
3i Group PLC	Barclays Bank PLC	(15,906,339)	12/10/26	(0.25)%	1D SONIA	Monthly	(146,152)
3i Group PLC	Morgan Stanley & Co. International PLC	(137,982)	01/04/27	(0.25)%	1D SONIA	Monthly	1,697
A O Smith Corp.	Barclays Bank PLC	(403,267)	12/23/25	(0.15)%	1D OBFR01	Monthly	13,068
a2 Milk Co., Ltd.	Barclays Bank PLC	(8,540,788)	09/09/27	(0.25)%	1D AONIA	Monthly	(393,540)
A2A SpA	Morgan Stanley & Co. International PLC	(1,994,037)	01/06/27	(0.26)%	1D ESTR	Monthly	(97,051)
Aalberts NV	BNP Paribas SA	(4,288,888)	03/24/27	(0.26)%	1D ESTR	Monthly	(23,942)
Aalberts NV	Goldman Sachs Bank USA	(2,219,376)	08/19/26	(0.26)%	1D ESTR	Monthly	(18,364)
Aalberts NV	SG Americas Securities LLC	(18,392,767)	12/08/25	(0.22)%	1D ESTR	Monthly	288,491
AAON, Inc.	Barclays Bank PLC	(13,077,243)	12/23/25	(0.15)%	1D OBFR01	Monthly	(92,357)
AAR Corp.	UBS AG	(400,158)	04/21/28	0.00%	1D OBFR01	Monthly	(9,187)
Abbott Laboratories	SG Americas Securities LLC	(2,514,577)	12/08/25	(0.03)%	1D OBFR01	Monthly	121,665
Abbott Laboratories	UBS AG	(49,362,003)	04/18/28	0.00%	1D OBFR01	Monthly	2,223,101
ABC-Mart, Inc.	Barclays Bank PLC	(985,513)	05/12/27	(0.15)%	1D P TONA	Monthly	32,985
Abivax SA, ADR	Morgan Stanley & Co. International PLC	(590,982)	01/06/27	(0.15)%	1D FEDL01	Monthly	(51,397)
ABN AMRO Bank NV	Bank of America N.A.	(50,514,128)	02/15/28	0.00%	1D ESTR	Monthly	(936,270)
ABN AMRO Bank NV	Goldman Sachs Bank USA	(430,520)	08/19/26	(0.26)%	1D ESTR	Monthly	(7,980)
ABN AMRO Bank NV	Morgan Stanley & Co. International PLC	(2,027,059)	01/06/27	(0.26)%	1D ESTR	Monthly	(93,399)
ABN AMRO Bank NV	SG Americas Securities LLC	(68,860,911)	12/08/25	0.10%	1D ESTR	Monthly	1,357,455
AcadeMedia AB	Goldman Sachs Bank USA	(239)	08/19/26	(0.26)%	1D STIBOR	Monthly	(15)
Acadia Realty Trust	SG Americas Securities LLC	(20,050,248)	12/08/25	(0.15)%	1D OBFR01	Monthly	631,344
Accent Group Ltd.	Bank of America N.A.	(309,427)	02/15/28	(0.30)%	1D AONIA	Monthly	8,352
Accent Group Ltd.	Barclays Bank PLC	(740,670)	05/12/27	(0.25)%	1D AONIA	Monthly	3,168
Accent Group Ltd.	UBS AG	(46,813)	04/03/28	0.00%	1D AONIA	Monthly	1,264
Acciona SA	BNP Paribas SA	(2,787,119)	08/17/26	(0.26)%	1D ESTR	Monthly	(90,548)
Acciona SA	UBS AG	(802,637)	09/03/29	0.00%	1D ESTR	Monthly	(20,312)
ACCO Brands Corp.	Bank of America N.A.	(346,996)	02/15/28	(0.15)%	1D OBFR01	Monthly	4,554
Acerinox SA	Bank of America N.A.	(4,673,792)	02/15/28	(0.26)%	1D ESTR	Monthly	199,293
Acerinox SA	SG Americas Securities LLC	(10,124,137)	12/08/25	(0.26)%	1D ESTR	Monthly	1,049,566
ACM Research, Inc., Class A	Morgan Stanley & Co. International PLC	(1,062,333)	01/04/27	(0.15)%	1D FEDL01	Monthly	(108,125)
Acuity, Inc.	SG Americas Securities LLC	(1,244,281)	12/08/25	(0.15)%	1D OBFR01	Monthly	(2,365)
Acushnet Holdings Corp.	Barclays Bank PLC	(6,441,650)	12/23/25	(0.15)%	1D OBFR01	Monthly	170,109
Adamas Trust, Inc.	Morgan Stanley & Co. International PLC	(1,276,514)	01/04/27	(0.15)%	1D FEDL01	Monthly	58,438
Addus HomeCare Corp.	Morgan Stanley & Co. International PLC	(3,456,067)	01/04/27	(0.15)%	1D FEDL01	Monthly	131,131
Adecco Group AG, Class N, Registered Shares	Barclays Bank PLC	(2,442,593)	12/11/26	(0.26)%	SSARON	Monthly	(26,224)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Adecco Group AG, Class N, Registered Shares	Morgan Stanley & Co. International PLC	$ (2,963,586)	01/04/27	(0.26)%	SSARON	Monthly	$ (31,817)
Adecco Group AG, Class N, Registered Shares	SG Americas Securities LLC	(45,811)	12/08/25	(0.26)%	SSARON	Monthly	2,621
Adecco Group AG, Class N, Registered Shares	SG Americas Securities LLC	(2,277,436)	12/08/25	(0.26)%	SSARON	Monthly	130,298
Adeia, Inc.	Bank of America N.A.	(611,859)	02/15/28	(0.15)%	1D OBFR01	Monthly	8,149
Adeia, Inc.	Barclays Bank PLC	(1,880,997)	12/23/25	(0.15)%	1D OBFR01	Monthly	(24,603)
Adeia, Inc.	BNP Paribas SA	(59,253)	04/16/26	(0.15)%	1D OBFR01	Monthly	789
Adeia, Inc.	Goldman Sachs Bank USA	(436,966)	08/19/26	(0.15)%	1D FEDL01	Monthly	5,819
Adeia, Inc.	UBS AG	(1,383,085)	04/21/28	0.00%	1D OBFR01	Monthly	18,420
ADEKA Corp.	Barclays Bank PLC	(1,090,585)	05/12/27	(0.15)%	1D P TONA	Monthly	(19,647)
ADEKA Corp.	Morgan Stanley & Co. International PLC	(845,760)	01/06/27	(0.25)%	1D P TONA	Monthly	(15,236)
Advance Residence Investment Corp.	Barclays Bank PLC	(863,095)	05/12/27	(0.20)%	1D P TONA	Monthly	3,714
Advanced Drainage Systems, Inc.	Barclays Bank PLC	(687,162)	12/23/25	(0.15)%	1D OBFR01	Monthly	(63)
Advanced Micro Devices, Inc.	UBS AG	(7,597,725)	04/18/28	0.00%	1D OBFR01	Monthly	(38,236)
AdvanSix, Inc.	SG Americas Securities LLC	(1,308,566)	12/08/25	(0.15)%	1D OBFR01	Monthly	126,372
Advantest Corp.	Barclays Bank PLC	(6,557,719)	05/12/27	(0.15)%	1D P TONA	Monthly	(2,292,258)
Adyen NV	JPMorgan Chase Bank N.A.	(600,881)	02/10/26	(0.26)%	1D ESTR	Monthly	4,589
Adyen NV	Morgan Stanley & Co. International PLC	(1,233,229)	01/06/27	(0.26)%	1D ESTR	Monthly	4,661
Adyen NV	SG Americas Securities LLC	(6,855,243)	12/08/25	(0.26)%	1D ESTR	Monthly	(36,391)
Adyen NV	UBS AG	(11,900,168)	04/18/28	0.00%	1D ESTR	Monthly	(236,441)
Adyen NV	UBS AG	(7,041,311)	09/03/29	0.00%	1D ESTR	Monthly	(139,902)
Aehr Test Systems	Barclays Bank PLC	(344,876)	12/23/25	(1.88)%	1D OBFR01	Monthly	(33,643)
Aehr Test Systems	BNP Paribas SA	(3,626,269)	04/16/26	(1.67)%	1D OBFR01	Monthly	404,159
Aehr Test Systems	Citibank N.A.	(320,532)	06/25/26	(4.60)%	1D OBFR01	Monthly	(31,268)
Aehr Test Systems	SG Americas Securities LLC	(2,558,943)	12/08/25	(2.50)%	1D OBFR01	Monthly	(13,859)
Aena SME SA	Morgan Stanley & Co. International PLC	(118,990)	01/04/27	(0.26)%	1D ESTR	Monthly	(2,257)
Aeon Co., Ltd.	Barclays Bank PLC	(3,372,147)	05/12/27	(0.20)%	1D P TONA	Monthly	(123,344)
Aeon Co., Ltd.	Barclays Bank PLC	(6,005,778)	09/09/27	(0.20)%	1D P TONA	Monthly	(219,676)
Aeon Co., Ltd.	SG Americas Securities LLC	(470,135)	12/08/25	(0.25)%	1D P TONA	Monthly	(157,788)
AEON Financial Service Co., Ltd.	Bank of America N.A.	(12,211,313)	02/15/28	0.00%	1D P TONA	Monthly	(549,261)
AEON Financial Service Co., Ltd.	Barclays Bank PLC	(4,594,832)	05/12/27	(0.15)%	1D P TONA	Monthly	(104,064)
AEON Financial Service Co., Ltd.	JPMorgan Chase Bank N.A.	(5,758,225)	02/10/26	(0.17)%	1D P TONA	Monthly	(110,505)
AEON REIT Investment Corp.	Bank of America N.A.	(5,601,098)	02/15/28	0.00%	1D P TONA	Monthly	(55,211)
AEON REIT Investment Corp.	Barclays Bank PLC	(2,207,429)	05/12/27	(0.15)%	1D P TONA	Monthly	12,975
Aeroports de Paris SA	Bank of America N.A.	(10,750,487)	02/15/28	(0.26)%	1D ESTR	Monthly	(231,947)
Aeroports de Paris SA	Bank of America N.A.	(3,246,175)	02/15/28	(0.26)%	1D ESTR	Monthly	(70,038)
Aeroports de Paris SA	Barclays Bank PLC	(28,281,820)	08/17/26	(0.26)%	1D ESTR	Monthly	622,706
Aeroports de Paris SA	JPMorgan Chase Bank N.A.	(891,755)	02/10/26	(0.26)%	1D ESTR	Monthly	(57,538)
Aeroports de Paris SA	Morgan Stanley & Co. International PLC	(31,496)	01/06/27	(0.26)%	1D ESTR	Monthly	767
Aeroports de Paris SA	UBS AG	(6,668,664)	04/18/28	0.00%	1D ESTR	Monthly	(143,880)
Aeva Technologies, Inc.	Bank of America N.A.	(2,202,513)	02/15/28	(0.15)%	1D OBFR01	Monthly	327,106
Aeva Technologies, Inc.	Morgan Stanley & Co. International PLC	(1,562,059)	01/04/27	(0.15)%	1D FEDL01	Monthly	10,445
AFRY AB, Class B	Barclays Bank PLC	(4,401,271)	01/18/27	(0.26)%	1D STIBOR	Monthly	166,863
AFRY AB, Class B	UBS AG	(5,291,249)	04/24/28	0.00%	TN STIBOR	Monthly	102,590
AGCO Corp.	SG Americas Securities LLC	(12,344,883)	12/08/25	(0.15)%	1D OBFR01	Monthly	672,123
AGCO Corp.	UBS AG	(8,907,833)	04/18/28	0.00%	1D OBFR01	Monthly	320,486
Agilysys, Inc.	SG Americas Securities LLC	(3,344,442)	12/08/25	(0.15)%	1D OBFR01	Monthly	(457,247)
AGNC Investment Corp.	Bank of America N.A.	(1,333,582)	02/15/28	(0.15)%	1D OBFR01	Monthly	2,662
AGNC Investment Corp.	Barclays Bank PLC	(26,552,762)	12/23/25	(0.38)%	1D OBFR01	Monthly	520,642
AGNC Investment Corp.	SG Americas Securities LLC	(32,675,784)	12/08/25	(0.15)%	1D OBFR01	Monthly	514,654
AGNC Investment Corp.	UBS AG	(2,439,939)	04/18/28	0.00%	1D OBFR01	Monthly	6,009
AIB Group PLC	BNP Paribas SA	(20,533,243)	08/17/26	(0.26)%	1D ESTR	Monthly	(1,058,737)
AIB Group PLC	BNP Paribas SA	(377,773)	06/17/27	(0.26)%	1D ESTR	Monthly	(26,151)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Aica Kogyo Co., Ltd.	Barclays Bank PLC	$ (349,269)	05/12/27	(0.15)%	1D P TONA	Monthly	$ (1,614)
Ain Holdings, Inc.	Bank of America N.A.	(161,015)	02/15/28	(0.15)%	1D P TONA	Monthly	1,798
Ain Holdings, Inc.	Barclays Bank PLC	(1,567,452)	05/12/27	(0.15)%	1D P TONA	Monthly	59,081
Ain Holdings, Inc.	BNP Paribas SA	(466,096)	03/24/27	(0.15)%	1D TONA	Monthly	5,205
Air France-KLM	Morgan Stanley & Co. International PLC	(5,693,542)	01/06/27	(0.26)%	1D ESTR	Monthly	89,318
Air Products and Chemicals, Inc.	BNP Paribas SA	(7,361,669)	04/16/26	0.08%	1D OBFR01	Monthly	423,837
Air Products and Chemicals, Inc.	SG Americas Securities LLC	(39,033,537)	12/08/25	(0.15)%	1D OBFR01	Monthly	3,777,205
Airbus SE	Barclays Bank PLC	(6,054,030)	08/17/26	0.12%	1D ESTR	Monthly	(200,244)
Airbus SE	Barclays Bank PLC	(47,544,414)	12/10/26	0.12%	1D ESTR	Monthly	(1,810,969)
Airbus SE	UBS AG	(34,810,429)	09/03/29	0.00%	1D ESTR	Monthly	(1,846,053)
Ajinomoto Co., Inc.	Barclays Bank PLC	(9,221,368)	05/12/27	(0.15)%	1D P TONA	Monthly	(209,097)
Ajinomoto Co., Inc.	Barclays Bank PLC	(7,906,803)	09/09/27	(0.15)%	1D P TONA	Monthly	(179,289)
Ajinomoto Co., Inc.	Citibank N.A.	(1,322,885)	02/26/26	(0.25)%	1D P TONA	Monthly	(29,997)
Ajinomoto Co., Inc.	JPMorgan Chase Bank N.A.	(288,403)	02/10/26	(0.15)%	1D P TONA	Monthly	(12,237)
Akzo Nobel NV	Barclays Bank PLC	(17,992,535)	12/10/26	0.00%	1D ESTR	Monthly	969,929
Akzo Nobel NV	SG Americas Securities LLC	(1,326,666)	12/08/25	(0.26)%	1D ESTR	Monthly	57,897
Akzo Nobel NV	UBS AG	(17,898,310)	04/18/28	0.00%	1D ESTR	Monthly	948,067
Akzo Nobel NV	UBS AG	(30,575,224)	09/03/29	0.00%	1D ESTR	Monthly	1,619,558
Albany International Corp., Class A	BNP Paribas SA	(5,820,652)	04/16/26	(0.15)%	1D OBFR01	Monthly	12,319
Albany International Corp., Class A	SG Americas Securities LLC	(7,048,163)	12/08/25	(0.15)%	1D OBFR01	Monthly	(4,986)
Alcoa Corp.	Morgan Stanley & Co. International PLC	(761,484)	01/06/27	(0.15)%	1D FEDL01	Monthly	(24,350)
Alexander’s, Inc.	Bank of America N.A.	(342,335)	02/15/28	(0.15)%	1D OBFR01	Monthly	23,091
Alexander’s, Inc.	Citibank N.A.	(1,417,615)	06/25/26	(0.15)%	1D OBFR01	Monthly	77,233
Alexander’s, Inc.	UBS AG	(709,309)	04/21/28	0.00%	1D OBFR01	Monthly	47,844
Alfa Laval AB	BNP Paribas SA	(207,008)	11/17/25	(0.25)%	1D STIBOR	Monthly	6,109
Alfa Laval AB	Morgan Stanley & Co. International PLC	(3,455,409)	01/04/27	(0.26)%	1D STIBOR	Monthly	50,193
Alfa Laval AB	UBS AG	(28,297)	04/18/28	0.00%	TN STIBOR	Monthly	(77)
Algonquin Power & Utilities Corp.	Morgan Stanley & Co. International PLC	(11,287,393)	01/04/27	(0.20)%	CABROVER	Monthly	587,600
Algonquin Power & Utilities Corp.	Morgan Stanley & Co. International PLC	(3,767,374)	01/06/27	(0.20)%	CABROVER	Monthly	196,122
Alimentation Couche-Tard, Inc.	Morgan Stanley & Co. International PLC	(17,250,437)	01/04/27	(0.20)%	CABROVER	Monthly	614,304
Alimentation Couche-Tard, Inc.	Morgan Stanley & Co. International PLC	(22,603,426)	01/06/27	(0.20)%	CABROVER	Monthly	801,366
Alkami Technology, Inc.	Morgan Stanley & Co. International PLC	(14,571,232)	01/04/27	(0.15)%	1D FEDL01	Monthly	1,815,782
Allegion plc	Morgan Stanley & Co. International PLC	(623,902)	01/06/27	(0.15)%	1D FEDL01	Monthly	34,590
Alleima AB	Bank of America N.A.	(3,303,607)	02/15/28	(0.26)%	1D STIBOR	Monthly	(300,774)
Alleima AB	Barclays Bank PLC	(2,831,272)	01/18/27	(0.26)%	1D STIBOR	Monthly	(87,020)
Alliant Energy Corp.	Morgan Stanley & Co. International PLC	(25,617,718)	01/06/27	(0.15)%	1D FEDL01	Monthly	650,158
Allied Properties Real Estate Investment Trust	Morgan Stanley & Co. International PLC	(9,593,028)	01/04/27	(0.20)%	CABROVER	Monthly	1,953,752
Allreal Holding AG, Class N, Registered Shares	Goldman Sachs Bank USA	(2,468,090)	08/19/26	(0.26)%	SSARON	Monthly	(81,416)
Alnylam Pharmaceuticals, Inc.	Morgan Stanley & Co. International PLC	(443,979)	01/06/27	(0.15)%	1D FEDL01	Monthly	8,461
ALS Ltd.	Barclays Bank PLC	(898,662)	05/12/27	(0.25)%	1D AONIA	Monthly	5,827
AltaGas Ltd.	Bank of America N.A.	(2,436,293)	02/15/28	(0.20)%	CABROVER	Monthly	63,400
AltaGas Ltd.	Morgan Stanley & Co. International PLC	(3,287,302)	01/04/27	(0.20)%	CABROVER	Monthly	148,660
Alten SA	Bank of America N.A.	(7,005,198)	02/15/28	(0.26)%	1D ESTR	Monthly	(217,196)
Alten SA	Goldman Sachs Bank USA	(703,491)	08/19/26	(0.18)%	1D ESTR	Monthly	(21,812)
Alten SA	Morgan Stanley & Co. International PLC	(362,970)	01/04/27	(0.26)%	1D ESTR	Monthly	4,560
Altri SGPS SA	Bank of America N.A.	(79,309)	02/15/28	(1.75)%	1D ESTR	Monthly	1,191

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Altri SGPS SA	Barclays Bank PLC	$ (885,704)	12/10/26	(1.43)%	1D ESTR	Monthly	$ 17,644
Altri SGPS SA	BNP Paribas SA	(254,803)	03/17/27	(1.47)%	1D ESTR	Monthly	3,826
Altri SGPS SA	Morgan Stanley & Co. International PLC	(14,437)	01/04/27	(0.26)%	1D ESTR	Monthly	288
Altri SGPS SA	SG Americas Securities LLC	(38,675)	12/08/25	(1.70)%	1D ESTR	Monthly	118
Altri SGPS SA	UBS AG	(52,100)	04/24/28	0.00%	1D ESTR	Monthly	782
Amadeus IT Group SA	BNP Paribas SA	(781,931)	03/22/27	(0.26)%	1D ESTR	Monthly	18,900
Amadeus IT Group SA	Citibank N.A.	(19,645,809)	06/25/26	0.00%	1D ESTR	Monthly	747,377
Amadeus IT Group SA	Citibank N.A.	(15,928,974)	07/06/26	0.00%	1D ESTR	Monthly	605,979
Amadeus IT Group SA	SG Americas Securities LLC	(10,962,897)	12/08/25	(0.23)%	1D ESTR	Monthly	447,562
Ambu A/S, Class B	Bank of America N.A.	(2,617,816)	02/15/28	(0.26)%	1W CIBOR	Monthly	21,210
Ambu A/S, Class B	Barclays Bank PLC	(2,122,358)	02/19/27	(0.26)%	DESTR	Monthly	110,274
Ambu A/S, Class B	UBS AG	(310,573)	04/24/28	0.00%	DESTR	Monthly	2,516
Amcor PLC	SG Americas Securities LLC	(4,850,741)	12/08/25	(0.15)%	1D OBFR01	Monthly	42,604
Amentum Holdings, Inc.	SG Americas Securities LLC	(7,889,186)	12/08/25	(0.15)%	1D OBFR01	Monthly	887,338
Amerant Bancorp, Inc., Class A	Bank of America N.A.	(67,443)	02/15/28	(0.15)%	1D OBFR01	Monthly	7,474
Amerant Bancorp, Inc., Class A	Barclays Bank PLC	(1,074,289)	12/23/25	(0.15)%	1D OBFR01	Monthly	57,020
Amerant Bancorp, Inc., Class A	Goldman Sachs Bank USA	(717,604)	08/19/26	(0.15)%	1D FEDL01	Monthly	79,522
Ameresco, Inc., Class A	Barclays Bank PLC	(6,107,058)	12/23/25	(0.15)%	1D OBFR01	Monthly	(191,244)
Ameresco, Inc., Class A	SG Americas Securities LLC	(4,851,342)	12/08/25	(0.15)%	1D OBFR01	Monthly	(116,915)
American Battery Technology Co.	Morgan Stanley & Co. International PLC	(469,060)	01/04/27	(0.82)%	1D FEDL01	Monthly	22,693
American Battery Technology Co.	SG Americas Securities LLC	(355,915)	12/08/25	(0.75)%	1D OBFR01	Monthly	8,055
American Financial Group, Inc.	UBS AG	(7,478,422)	04/18/28	0.00%	1D OBFR01	Monthly	263,016
American States Water Co.	Bank of America N.A.	(5,172,384)	02/15/28	(0.15)%	1D OBFR01	Monthly	276,025
American States Water Co.	SG Americas Securities LLC	(3,392,858)	12/08/25	(0.15)%	1D OBFR01	Monthly	46,921
American Superconductor Corp.	Bank of America N.A.	(713,409)	02/15/28	(0.15)%	1D OBFR01	Monthly	79,708
American Superconductor Corp.	SG Americas Securities LLC	(5,567,128)	12/08/25	(0.15)%	1D OBFR01	Monthly	142,963
American Woodmark Corp.	SG Americas Securities LLC	(6,407,402)	12/08/25	(0.15)%	1D OBFR01	Monthly	373,063
AMG Critical Materials NV	Goldman Sachs Bank USA	(1,451,177)	08/19/26	(0.26)%	1D ESTR	Monthly	188,294
AMG Critical Materials NV	UBS AG	(322,467)	04/24/28	0.00%	1D ESTR	Monthly	41,841
Amkor Technology, Inc.	Barclays Bank PLC	(875,489)	12/23/25	(0.15)%	1D OBFR01	Monthly	(6,400)
Amotiv Ltd.	Bank of America N.A.	(353,106)	02/15/28	(0.30)%	1D AONIA	Monthly	(111)
Amotiv Ltd.	Barclays Bank PLC	(617,984)	05/12/27	(0.25)%	1D AONIA	Monthly	4,630
Amotiv Ltd.	BNP Paribas SA	(27,107)	03/22/27	(0.50)%	1D AONIA	Monthly	(9)
Amotiv Ltd.	Goldman Sachs Bank USA	(476,547)	08/19/26	(0.30)%	1D AONIA	Monthly	(149)
Amotiv Ltd.	UBS AG	(2,638)	04/03/28	0.00%	1D AONIA	Monthly	(1)
Amphastar Pharmaceuticals, Inc.	SG Americas Securities LLC	(4,127,391)	12/08/25	(0.15)%	1D OBFR01	Monthly	76,257
Amprius Technologies, Inc.	BNP Paribas SA	(999,207)	04/16/26	(0.54)%	1D OBFR01	Monthly	35,564
Amprius Technologies, Inc.	Morgan Stanley & Co. International PLC	(4,827,651)	01/04/27	(0.15)%	1D FEDL01	Monthly	(1,144,395)
Amprius Technologies, Inc.	SG Americas Securities LLC	(2,337,407)	12/08/25	(0.15)%	1D OBFR01	Monthly	(314,289)
Amrize Ltd.	BNP Paribas SA	(10,740,584)	08/17/26	(0.26)%	SSARON	Monthly	(698,418)
Amrize Ltd.	Morgan Stanley & Co. International PLC	(3,540,492)	01/04/27	(0.26)%	SSARON	Monthly	(267,230)
and ST HD Co. Ltd.	Barclays Bank PLC	(821,653)	05/12/27	(0.20)%	1D P TONA	Monthly	23,501
Andlauer Healthcare Group, Inc.	BNP Paribas SA	(134,710)	05/18/26	(0.20)%	CABROVER	Monthly	(7,365)
Andlauer Healthcare Group, Inc.	Citibank N.A.	(403,534)	02/24/28	(0.20)%	1D CORRA	Monthly	(6,788)
Andlauer Healthcare Group, Inc.	Morgan Stanley & Co. International PLC	(378,320)	01/04/27	(1.50)%	CABROVER	Monthly	(6,364)
Andlauer Healthcare Group, Inc.	SG Americas Securities LLC	(360,243)	12/08/25	(1.35)%	CABROVER	Monthly	(16,917)
Andlauer Healthcare Group, Inc.	UBS AG	(421,304)	04/21/28	0.00%	1D CORRA	Monthly	(23,034)
Angi, Inc., Class A	Morgan Stanley & Co. International PLC	(4,603,230)	01/04/27	(0.15)%	1D FEDL01	Monthly	255,553
Anheuser-Busch InBev SA	Morgan Stanley & Co. International PLC	(3,929,274)	01/04/27	(0.26)%	1D ESTR	Monthly	(33,391)
Anheuser-Busch InBev SA	Morgan Stanley & Co. International PLC	(15,607,611)	01/06/27	(0.26)%	1D ESTR	Monthly	87,451
Annaly Capital Management, Inc.	Barclays Bank PLC	(30,131,491)	12/23/25	(0.15)%	1D OBFR01	Monthly	183,901
Ansell Ltd.	Barclays Bank PLC	(7,877,394)	05/12/27	(0.25)%	1D AONIA	Monthly	(677,754)
Ansell Ltd.	BNP Paribas SA	(16,723,058)	03/22/27	(0.25)%	1D AONIA	Monthly	(1,248,455)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Antero Midstream Corp.	Barclays Bank PLC	$ (12,965,298)	12/23/25	(0.15)%	1D OBFR01	Monthly	$ 484,267
Anycolor, Inc.	Barclays Bank PLC	(7,860,697)	05/12/27	(4.55)%	1D P TONA	Monthly	335,957
Anycolor, Inc.	Morgan Stanley & Co. International PLC	(1,662,605)	01/06/27	(2.33)%	1D P TONA	Monthly	71,058
Anycolor, Inc.	UBS AG	(1,104,542)	04/03/28	0.00%	1D P TONA	Monthly	(22,803)
ANZ Group Holdings Ltd.	Barclays Bank PLC	(37,586,322)	05/12/27	(0.25)%	1D AONIA	Monthly	519,844
ANZ Group Holdings Ltd.	Barclays Bank PLC	(46,957,851)	09/09/27	(0.25)%	1D AONIA	Monthly	564,197
ANZ Group Holdings Ltd.	BNP Paribas SA	(14,999,402)	09/07/26	(0.25)%	1D AONIA	Monthly	(127,534)
ANZ Group Holdings Ltd.	BNP Paribas SA	(28,914,112)	03/22/27	(0.25)%	1D AONIA	Monthly	(405,764)
Aozora Bank Ltd.	UBS AG	(12,569,640)	04/03/28	0.00%	1D P TONA	Monthly	362,049
APA Corp.	SG Americas Securities LLC	(11,657,418)	12/08/25	(0.15)%	1D OBFR01	Monthly	915,316
APA Group	Barclays Bank PLC	(2,478,526)	05/12/27	(0.25)%	1D AONIA	Monthly	(43,738)
APA Group	Barclays Bank PLC	(1,935,107)	09/09/27	(0.25)%	1D AONIA	Monthly	(34,148)
APA Group	BNP Paribas SA	(6,202,628)	09/07/26	(0.25)%	1D AONIA	Monthly	(102,466)
APA Group	BNP Paribas SA	(1,895,167)	03/22/27	(0.25)%	1D AONIA	Monthly	(31,308)
APA Group	Morgan Stanley & Co. International PLC	(7,410,725)	01/07/27	(0.30)%	1D AONIA	Monthly	(130,775)
Apollo Commercial Real Estate Finance, Inc.	Bank of America N.A.	(844,262)	02/15/28	(0.15)%	1D OBFR01	Monthly	33,141
Apollo Commercial Real Estate Finance, Inc.	Barclays Bank PLC	(1,681,259)	12/23/25	(0.15)%	1D OBFR01	Monthly	87,888
Apollo Commercial Real Estate Finance, Inc.	BNP Paribas SA	(838,392)	04/16/26	(0.15)%	1D OBFR01	Monthly	32,910
Apollo Commercial Real Estate Finance, Inc.	Goldman Sachs Bank USA	(1,400,004)	08/19/26	(0.15)%	1D FEDL01	Monthly	54,956
Apollo Commercial Real Estate Finance, Inc.	UBS AG	(1,626,436)	04/21/28	0.00%	1D OBFR01	Monthly	63,844
Apollo Global Management, Inc.	SG Americas Securities LLC	(5,579,406)	12/08/25	(0.15)%	1D OBFR01	Monthly	21,506
Appfolio, Inc., Class A	Morgan Stanley & Co. International PLC	(9,945,724)	01/06/27	(0.15)%	1D FEDL01	Monthly	(686,143)
Appier Group, Inc.	Bank of America N.A.	(431,754)	02/15/28	(0.25)%	1D P TONA	Monthly	42,268
Appier Group, Inc.	Barclays Bank PLC	(12,421,014)	05/12/27	(0.20)%	1D P TONA	Monthly	1,145,237
Appier Group, Inc.	Citibank N.A.	(1,024,528)	02/26/26	(0.15)%	1D P TONA	Monthly	94,463
Appier Group, Inc.	JPMorgan Chase Bank N.A.	(136,539)	02/10/26	(0.25)%	1D P TONA	Monthly	19,022
Applied Materials, Inc.	UBS AG	(6,580,812)	04/18/28	0.00%	1D OBFR01	Monthly	(194,006)
Applied Optoelectronics, Inc.	Bank of America N.A.	(3,588,848)	02/15/28	(0.15)%	1D OBFR01	Monthly	(284,276)
Applied Optoelectronics, Inc.	Morgan Stanley & Co. International PLC	(3,242,785)	01/04/27	(0.15)%	1D FEDL01	Monthly	(604,202)
AppLovin Corp., Class A	Bank of America N.A.	(11,037,750)	02/15/28	(0.15)%	1D OBFR01	Monthly	(641,960)
AppLovin Corp., Class A	SG Americas Securities LLC	(18,923,697)	12/08/25	(0.15)%	1D OBFR01	Monthly	(245,277)
Arbor Realty Trust, Inc.	Barclays Bank PLC	(10,202,658)	12/23/25	(1.00)%	1D OBFR01	Monthly	1,463,709
ARC Resources Ltd.	Morgan Stanley & Co. International PLC	(4,800,944)	01/04/27	(0.20)%	CABROVER	Monthly	(59,104)
ARC Resources Ltd.	Morgan Stanley & Co. International PLC	(1,854,383)	01/06/27	(0.20)%	CABROVER	Monthly	(17,266)
ArcelorMittal SA	Morgan Stanley & Co. International PLC	(754,264)	01/04/27	(0.26)%	1D ESTR	Monthly	7,961
ArcelorMittal SA	Morgan Stanley & Co. International PLC	(287,866)	01/06/27	(0.26)%	1D ESTR	Monthly	3,263
Archer-Daniels-Midland Co.	Morgan Stanley & Co. International PLC	(23,703,977)	01/06/27	(0.15)%	1D FEDL01	Monthly	528,372
Arclands Corp.	Barclays Bank PLC	(2,178,314)	05/12/27	(0.19)%	1D P TONA	Monthly	60,043
Argenx SE	Bank of America N.A.	(16,983)	02/15/28	(0.26)%	1D ESTR	Monthly	(205)
Argenx SE	JPMorgan Chase Bank N.A.	(112,478)	02/10/26	(0.26)%	1D ESTR	Monthly	(3,744)
Argenx SE	SG Americas Securities LLC	(4,678,955)	12/08/25	0.06%	1D ESTR	Monthly	(147,546)
Argenx SE	SG Americas Securities LLC	(867,318)	12/08/25	0.10%	1D ESTR	Monthly	(4,349)
Argenx SE	UBS AG	(8,712,117)	04/18/28	0.00%	1D ESTR	Monthly	(105,228)
Ariake Japan Co. Ltd.	Bank of America N.A.	(203,783)	02/15/28	(0.25)%	1D P TONA	Monthly	10,783
Ariake Japan Co. Ltd.	Barclays Bank PLC	(957,388)	05/12/27	(0.18)%	1D P TONA	Monthly	34,499
Ariake Japan Co. Ltd.	Goldman Sachs Bank USA	(166,732)	08/19/26	(0.25)%	1D P TONA	Monthly	8,823
Aris Mining Corp.	BNP Paribas SA	(3,582,569)	05/18/26	(0.20)%	CABROVER	Monthly	380,633

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Aris Mining Corp.	Morgan Stanley & Co. International PLC	$ (9,398,641)	01/04/27	(0.20)%	CABROVER	Monthly	$ (271,718)
Aris Mining Corp.	UBS AG	(872,771)	04/21/28	0.00%	1D CORRA	Monthly	92,728
Arkema SA	Morgan Stanley & Co. International PLC	(332,516)	01/04/27	(0.26)%	1D ESTR	Monthly	1,213
Arlo Technologies, Inc.	Morgan Stanley & Co. International PLC	(165,124)	01/04/27	(0.15)%	1D FEDL01	Monthly	(9,671)
ARMOUR Residential REIT, Inc.	Bank of America N.A.	(6,171,285)	02/15/28	(1.28)%	1D OBFR01	Monthly	(253,506)
ARMOUR Residential REIT, Inc.	Barclays Bank PLC	(10,469,813)	12/23/25	(0.63)%	1D OBFR01	Monthly	(298,758)
ARMOUR Residential REIT, Inc.	BNP Paribas SA	(7,207,277)	04/16/26	(0.79)%	1D OBFR01	Monthly	(296,063)
ARMOUR Residential REIT, Inc.	Morgan Stanley & Co. International PLC	(24,229,785)	01/04/27	(0.37)%	1D FEDL01	Monthly	(691,402)
ARMOUR Residential REIT, Inc.	SG Americas Securities LLC	(905,968)	12/08/25	(0.90)%	1D OBFR01	Monthly	(18,815)
ARMOUR Residential REIT, Inc.	UBS AG	(1,153,154)	04/21/28	0.00%	1D OBFR01	Monthly	(47,370)
Armstrong World Industries, Inc.	Morgan Stanley & Co. International PLC	(986,174)	01/06/27	(0.15)%	1D FEDL01	Monthly	53,067
Array Digital Infrastructure, Inc.	Barclays Bank PLC	(5,052,944)	12/23/25	(0.15)%	1D OBFR01	Monthly	70,997
Array Digital Infrastructure, Inc.	BNP Paribas SA	(5,124,504)	04/16/26	(0.15)%	1D OBFR01	Monthly	60,822
Array Digital Infrastructure, Inc.	SG Americas Securities LLC	(514,510)	12/08/25	(0.15)%	1D OBFR01	Monthly	5,185
Array Technologies, Inc.	Barclays Bank PLC	(3,370,725)	12/23/25	(0.15)%	1D OBFR01	Monthly	112,859
Array Technologies, Inc.	SG Americas Securities LLC	(4,587,722)	12/08/25	(0.15)%	1D OBFR01	Monthly	(97,381)
Arrow Electronics, Inc.	BNP Paribas SA	(5,138,437)	04/16/26	0.08%	1D OBFR01	Monthly	268,387
Artemis Gold, Inc.	Barclays Bank PLC	(199,298)	12/23/25	(0.20)%	CABROVER	Monthly	(2,300)
Artemis Gold, Inc.	Morgan Stanley & Co. International PLC	(4,166,590)	01/04/27	(0.20)%	CABROVER	Monthly	(48,076)
Arthur J Gallagher & Co.	Morgan Stanley & Co. International PLC	(11,887,114)	01/06/27	(0.15)%	1D FEDL01	Monthly	1,409,033
Arthur J Gallagher & Co.	SG Americas Securities LLC	(54,169,999)	12/08/25	(0.07)%	1D OBFR01	Monthly	10,139,006
Arthur J Gallagher & Co.	UBS AG	(715,819)	04/18/28	0.00%	1D OBFR01	Monthly	112,801
Artience Co. Ltd.	Bank of America N.A.	(373,110)	02/15/28	0.00%	1D P TONA	Monthly	(1,902)
Artience Co. Ltd.	Barclays Bank PLC	(810,707)	05/12/27	(0.15)%	1D P TONA	Monthly	3,616
Artience Co. Ltd.	Citibank N.A.	(341,889)	02/26/26	(0.15)%	1D P TONA	Monthly	1,525
Artience Co. Ltd.	JPMorgan Chase Bank N.A.	(59,276)	02/10/26	(0.25)%	1D P TONA	Monthly	171
Artivion, Inc.	SG Americas Securities LLC	(3,637,822)	12/08/25	(0.15)%	1D OBFR01	Monthly	(388,721)
Aryzta AG	Goldman Sachs Bank USA	(2,035,721)	08/19/26	(0.26)%	SSARON	Monthly	(25,912)
Aryzta AG	Morgan Stanley & Co. International PLC	(3,742,521)	01/04/27	(0.26)%	SSARON	Monthly	165,729
Ashland, Inc.	SG Americas Securities LLC	(6,911,069)	12/08/25	(0.15)%	1D OBFR01	Monthly	(35,078)
Ashtead Group PLC	Barclays Bank PLC	(218,852)	12/10/26	(0.25)%	1D SONIA	Monthly	13,926
Asics Corp.	Bank of America N.A.	(10,313,026)	02/15/28	0.00%	1D P TONA	Monthly	(669,668)
Asics Corp.	Bank of America N.A.	(3,008,066)	03/15/28	(0.15)%	1D P TONA	Monthly	(195,326)
Asics Corp.	Barclays Bank PLC	(2,143,923)	05/12/27	(0.15)%	1D P TONA	Monthly	40,583
Asics Corp.	Citibank N.A.	(1,092,726)	02/26/26	(0.15)%	1D P TONA	Monthly	20,685
ASP Isotopes, Inc.	Barclays Bank PLC	(828,318)	12/23/25	(0.75)%	1D OBFR01	Monthly	(113,417)
ASP Isotopes, Inc.	BNP Paribas SA	(187,192)	04/16/26	(0.70)%	1D OBFR01	Monthly	36,934
ASP Isotopes, Inc.	SG Americas Securities LLC	(1,377,806)	12/08/25	(1.25)%	1D OBFR01	Monthly	(154,266)
Associated British Foods PLC	Bank of America N.A.	(123,864)	02/15/28	(0.25)%	1D SONIA	Monthly	(7,253)
Associated British Foods PLC	BNP Paribas SA	(2,347,749)	08/17/26	(0.25)%	1D SONIA	Monthly	(114,204)
Associated British Foods PLC	BNP Paribas SA	(4,176,630)	03/22/27	(0.25)%	1D SONIA	Monthly	(244,565)
Associated British Foods PLC	Citibank N.A.	(25,792,079)	07/06/26	(0.20)%	1D SONIA	Monthly	(238,718)
Associated British Foods PLC	UBS AG	(8,991,197)	04/18/28	0.00%	1D SONIA	Monthly	(526,484)
Assura PLC	UBS AG	(340,914)	04/24/28	0.00%	1D SONIA	Monthly	(8,729)
Astera Labs, Inc.	Morgan Stanley & Co. International PLC	(2,847,939)	01/06/27	(0.15)%	1D FEDL01	Monthly	(311,620)
Aston Martin Lagonda Global Holdings PLC	Bank of America N.A.	(927,985)	02/15/28	(5.00)%	1D SONIA	Monthly	(1,047)
Aston Martin Lagonda Global Holdings PLC	Barclays Bank PLC	(23,616)	12/10/26	(1.14)%	1D SONIA	Monthly	160
Aston Martin Lagonda Global Holdings PLC	Goldman Sachs Bank USA	(456,929)	08/19/26	(5.00)%	1D SONIA	Monthly	(515)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Aston Martin Lagonda Global Holdings PLC	UBS AG	$ (78,897)	04/24/28	0.00%	1D SONIA	Monthly	$ (89)
AstraZeneca PLC	Bank of America N.A.	(6,524,905)	02/15/28	(0.25)%	1D SONIA	Monthly	45,396
AstraZeneca PLC	Barclays Bank PLC	(4,349,732)	12/10/26	0.05%	1D SONIA	Monthly	(5,404)
Astronics Corp.	Morgan Stanley & Co. International PLC	(2,755,681)	01/04/27	(0.15)%	1D FEDL01	Monthly	(89,677)
Astronics Corp.	SG Americas Securities LLC	(2,327,159)	12/08/25	(0.15)%	1D OBFR01	Monthly	(80,841)
Astronics Corp.	UBS AG	(4,073,562)	04/21/28	0.00%	1D OBFR01	Monthly	(18,952)
ASX Ltd.	Barclays Bank PLC	(1,319,066)	05/12/27	(0.25)%	1D AONIA	Monthly	27,453
ASX Ltd.	BNP Paribas SA	(5,401,374)	09/07/26	(0.25)%	1D AONIA	Monthly	143,935
ATI, Inc.	Goldman Sachs Bank USA	(1,102,324)	08/19/26	(0.15)%	1D FEDL01	Monthly	(207,049)
ATI, Inc.	SG Americas Securities LLC	(15,431,454)	12/08/25	(0.15)%	1D OBFR01	Monthly	(2,765,269)
Atlanta Braves Holdings, Inc., Class C	SG Americas Securities LLC	(8,742,694)	12/08/25	(0.15)%	1D OBFR01	Monthly	(38,818)
Atlanta Braves Holdings, Inc., Class C	UBS AG	(5,506,101)	04/21/28	0.00%	1D OBFR01	Monthly	(93,510)
Atlantic Union Bankshares Corp.	Bank of America N.A.	(1,259,689)	02/15/28	(0.15)%	1D OBFR01	Monthly	88,254
Atlantic Union Bankshares Corp.	SG Americas Securities LLC	(24,624,171)	12/08/25	(0.15)%	1D OBFR01	Monthly	2,441,954
Atlas Arteria Ltd.	Barclays Bank PLC	(7,904,737)	05/12/27	(0.25)%	1D AONIA	Monthly	104,029
Atlas Arteria Ltd.	BNP Paribas SA	(7,486,396)	03/22/27	(0.25)%	1D AONIA	Monthly	68,784
Atlas Copco AB, Class A	Barclays Bank PLC	(2,670,243)	01/18/27	(0.26)%	1D STIBOR	Monthly	96,162
Atlas Copco AB, Class A	BNP Paribas SA	(3,350,226)	08/17/26	(0.25)%	1D STIBOR	Monthly	136,247
Atlas Copco AB, Class B	BNP Paribas SA	(10,452,006)	08/17/26	(0.25)%	1D STIBOR	Monthly	316,531
Atlas Copco AB, Class B	SG Americas Securities LLC	(751,134)	12/08/25	0.00%	1D STIBOR	Monthly	16,999
Atlas Energy Solutions, Inc.	Barclays Bank PLC	(844,417)	12/23/25	(0.88)%	1D OBFR01	Monthly	(187,555)
Atlas Energy Solutions, Inc.	BNP Paribas SA	(2,790,909)	04/16/26	(0.57)%	1D OBFR01	Monthly	(447,278)
Atlas Energy Solutions, Inc.	UBS AG	(1,226,549)	04/21/28	0.00%	1D OBFR01	Monthly	(196,570)
Atmus Filtration Technologies, Inc.	UBS AG	(823,708)	04/21/28	0.00%	1D OBFR01	Monthly	(21,311)
ATS Corp.	Morgan Stanley & Co. International PLC	(142,099)	01/04/27	(0.20)%	CABROVER	Monthly	(5,311)
Auckland International Airport Ltd.	Barclays Bank PLC	(3,044,105)	05/13/27	(0.40)%	1M BBR	Monthly	7,119
Auckland International Airport Ltd.	Barclays Bank PLC	(563,018)	10/09/27	(0.40)%	1M BBR	Monthly	1,851
Auckland International Airport Ltd.	BNP Paribas SA	(813,961)	09/07/26	(0.25)%	1D NZOCO	Monthly	(8,409)
Auckland International Airport Ltd.	BNP Paribas SA	(1,542,801)	03/22/27	(0.25)%	1D NZOCO	Monthly	(15,939)
Auckland International Airport Ltd.	UBS AG	(184,218)	04/18/28	0.00%	1M BBR	Monthly	(1,903)
Auction Technology Group PLC	Bank of America N.A.	(457,932)	02/15/28	(0.25)%	1D SONIA	Monthly	(8,285)
Auction Technology Group PLC	BNP Paribas SA	(215,174)	03/17/27	(0.25)%	1D SONIA	Monthly	(3,893)
Auction Technology Group PLC	Goldman Sachs Bank USA	(479,333)	08/19/26	(0.25)%	1D SONIA	Monthly	(8,672)
Auction Technology Group PLC	UBS AG	(124,522)	04/24/28	0.00%	1D SONIA	Monthly	(2,253)
Aura Investments Ltd.	Barclays Bank PLC	(569,673)	04/06/26	(3.00)%	SHIR	Monthly	(2,523)
Aurora Innovation, Inc., Class A	SG Americas Securities LLC	(5,211,843)	12/08/25	(0.15)%	1D OBFR01	Monthly	317,567
Aurora Innovation, Inc., Class A	UBS AG	(1,446,412)	04/18/28	0.00%	1D OBFR01	Monthly	65,866
Austal Ltd.	Barclays Bank PLC	(3,551,578)	05/12/27	(0.25)%	1D AONIA	Monthly	22,426
AustAsia Group Ltd.	Goldman Sachs Bank USA	0	08/19/26	(2.25)%	HONIA	Monthly	(21)
Auto Trader Group PLC	UBS AG	(6,155,791)	04/18/28	0.00%	1D SONIA	Monthly	(47,106)
Automatic Data Processing, Inc.	Barclays Bank PLC	(36,176,981)	12/23/25	0.20%	1D OBFR01	Monthly	2,350,735
AutoStore Holdings Ltd.	BNP Paribas SA	(1,291,176)	03/17/27	(0.25)%	NOWA	Monthly	(53,421)
AutoStore Holdings Ltd.	UBS AG	(505,545)	04/24/28	0.00%	NOWA	Monthly	(20,916)
AvalonBay Communities, Inc.	BNP Paribas SA	(242,615)	04/16/26	0.00%	1D OBFR01	Monthly	(3)
Avanos Medical, Inc.	SG Americas Securities LLC	(1,252,906)	12/08/25	(0.15)%	1D OBFR01	Monthly	31,872
Avanos Medical, Inc.	UBS AG	(1,382,376)	04/21/28	0.00%	1D OBFR01	Monthly	25,645
Avantor, Inc.	Bank of America N.A.	(3,414,877)	02/15/28	(0.15)%	1D OBFR01	Monthly	504,722
Avantor, Inc.	Barclays Bank PLC	(1,084,590)	12/23/25	(0.15)%	1D OBFR01	Monthly	(41,384)
Avery Dennison Corp.	Morgan Stanley & Co. International PLC	(6,817,626)	01/06/27	(0.15)%	1D FEDL01	Monthly	152,393
Avient Corp.	UBS AG	(128,670)	04/21/28	0.00%	1D OBFR01	Monthly	(765)
Avis Budget Group, Inc.	Barclays Bank PLC	(130,522)	12/23/25	(0.15)%	1D OBFR01	Monthly	(378)
Avolta AG, Class N	Barclays Bank PLC	(41,856)	12/11/26	(0.26)%	SSARON	Monthly	(789)
Avolta AG, Class N	BNP Paribas SA	(603,208)	08/17/26	(0.26)%	SSARON	Monthly	(11,226)
Axogen, Inc.	Morgan Stanley & Co. International PLC	(192,684)	01/04/27	(0.15)%	1D FEDL01	Monthly	(44,515)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Axogen, Inc.	SG Americas Securities LLC	$ (1,488,922)	12/08/25	(0.15)%	1D OBFR01	Monthly	$ (439,041)
Axon Enterprise, Inc.	SG Americas Securities LLC	(1,569,117)	12/08/25	(0.15)%	1D OBFR01	Monthly	29,237
AZ-COM MARUWA Holdings, Inc.	Barclays Bank PLC	(4,048,513)	05/12/27	(0.20)%	1D P TONA	Monthly	206,960
AZ-COM MARUWA Holdings, Inc.	SG Americas Securities LLC	(163,010)	12/08/25	(0.25)%	1D P TONA	Monthly	6,307
Azelis Group NV	Bank of America N.A.	(5,166,808)	02/15/28	(0.26)%	1D ESTR	Monthly	281,578
Azelis Group NV	Barclays Bank PLC	(4,304,763)	12/10/26	(0.26)%	1D ESTR	Monthly	417,667
Azelis Group NV	Goldman Sachs Bank USA	(390,120)	08/19/26	(0.26)%	1D ESTR	Monthly	21,261
Azelis Group NV	UBS AG	(4,484,142)	04/24/28	0.00%	1D ESTR	Monthly	244,375
Azimut Holding SpA	SG Americas Securities LLC	(133,109)	12/08/25	(0.26)%	1D ESTR	Monthly	83
Azrieli Group Ltd.	Goldman Sachs Bank USA	(3,448,508)	08/19/26	(0.54)%	SHIR	Monthly	(10,799)
B&G Foods, Inc.	Bank of America N.A.	(40)	02/15/28	(0.46)%	1D OBFR01	Monthly	4
B&M European Value Retail SA	BNP Paribas SA	(4,023,442)	03/22/27	(0.25)%	1D SONIA	Monthly	758,603
Bachem Holding AG, Class N	UBS AG	(1,935,243)	04/02/30	0.00%	SSARON	Monthly	(62,876)
Baker Hughes Co., Class A	BNP Paribas SA	(23,818,399)	04/16/26	(0.15)%	1D OBFR01	Monthly	(2,110,288)
Bakkafrost P/F	Barclays Bank PLC	(2,710,535)	12/11/26	(0.26)%	NOWA	Monthly	91,715
Bakkafrost P/F	UBS AG	(342,315)	04/24/28	0.00%	NOWA	Monthly	9,091
Baldwin Insurance Group, Inc., Class A	Bank of America N.A.	(2,175,536)	02/15/28	(0.15)%	1D OBFR01	Monthly	347,424
Baldwin Insurance Group, Inc., Class A	Barclays Bank PLC	(5,650,183)	12/23/25	(0.15)%	1D OBFR01	Monthly	350,139
Baldwin Insurance Group, Inc., Class A	Goldman Sachs Bank USA	(1,756,340)	08/19/26	(0.15)%	1D FEDL01	Monthly	280,480
Baldwin Insurance Group, Inc., Class A	SG Americas Securities LLC	(6,684,468)	12/08/25	(0.15)%	1D OBFR01	Monthly	1,581,644
Baldwin Insurance Group, Inc., Class A	UBS AG	(3,279,820)	04/21/28	0.00%	1D OBFR01	Monthly	523,774
Banca Mediolanum SpA	BNP Paribas SA	(40,288)	03/22/27	0.00%	1D ESTR	Monthly	(82)
Banco Bilbao Vizcaya Argentaria SA	Morgan Stanley & Co. International PLC	(1,654,315)	01/06/27	(0.26)%	1D ESTR	Monthly	(40,896)
Banco Comercial Portugues SA, Class R	Bank of America N.A.	(4,949,633)	02/15/28	(0.26)%	1D ESTR	Monthly	(50,946)
Banco Comercial Portugues SA, Class R	Barclays Bank PLC	(2,433,982)	12/10/26	(0.26)%	1D ESTR	Monthly	(29,820)
Banco Comercial Portugues SA, Class R	Citibank N.A.	(22,217,779)	07/06/26	0.00%	1D ESTR	Monthly	(317,876)
Banco Comercial Portugues SA, Class R	Morgan Stanley & Co. International PLC	(12,962,701)	01/06/27	(0.26)%	1D ESTR	Monthly	(184,835)
Banco Comercial Portugues SA, Class R	SG Americas Securities LLC	(11,466,449)	12/08/25	(0.12)%	1D ESTR	Monthly	(153,019)
Banco Comercial Portugues SA, Class R	SG Americas Securities LLC	(35,806,331)	12/08/25	0.08%	1D ESTR	Monthly	(515,587)
Banco Santander SA	Morgan Stanley & Co. International PLC	(11,963,784)	01/06/27	(0.26)%	1D ESTR	Monthly	(542,438)
Bancorp, Inc.	Citibank N.A.	(35,253,961)	06/25/26	0.10%	1D OBFR01	Monthly	4,419,717
Bancorp, Inc.	SG Americas Securities LLC	(4,201,228)	12/08/25	(0.15)%	1D OBFR01	Monthly	616,860
Bandai Namco Holdings, Inc.	Barclays Bank PLC	(1,113,804)	05/12/27	(0.15)%	1D P TONA	Monthly	2,734
Bank First Corp.	Bank of America N.A.	(252,740)	02/15/28	(0.15)%	1D OBFR01	Monthly	16,682
Bank First Corp.	BNP Paribas SA	(372,507)	04/16/26	(0.15)%	1D OBFR01	Monthly	24,587
Bank First Corp.	Morgan Stanley & Co. International PLC	(106,016)	01/04/27	(0.15)%	1D FEDL01	Monthly	8,076
Bank First Corp.	UBS AG	(656,103)	04/21/28	0.00%	1D OBFR01	Monthly	43,305
Bank of Ireland Group PLC	Bank of America N.A.	(420,912)	02/15/28	(0.26)%	1D ESTR	Monthly	(10,778)
Bank of Ireland Group PLC	BNP Paribas SA	(1,003,901)	06/17/27	(0.26)%	1D ESTR	Monthly	(26,418)
Bank of Ireland Group PLC	JPMorgan Chase Bank N.A.	(678,481)	02/10/26	(0.26)%	1D ESTR	Monthly	14,050
Bank of Ireland Group PLC	SG Americas Securities LLC	(14,420,258)	12/08/25	(0.02)%	1D ESTR	Monthly	(387,079)
Bank of Montreal	Morgan Stanley & Co. International PLC	(15,383,746)	01/06/27	(0.20)%	CABROVER	Monthly	133,916
Bank of New York Mellon Corp.	SG Americas Securities LLC	(17,334,013)	12/08/25	(0.15)%	1D OBFR01	Monthly	(313,945)
Bank of Nova Scotia	BNP Paribas SA	(2,103,292)	08/17/26	(0.20)%	CABROVER	Monthly	(32,505)
Bank of Nova Scotia	Morgan Stanley & Co. International PLC	(946,210)	01/04/27	(0.20)%	CABROVER	Monthly	(23,832)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Banner Corp.	UBS AG	$ (2,318,130)	04/21/28	0.00%	1D OBFR01	Monthly	$ 82,552
Banque Cantonale Vaudoise, Registered Shares, Registered Shares	Goldman Sachs Bank USA	(1,654,825)	08/19/26	(0.26)%	SSARON	Monthly	1,119
Banque Cantonale Vaudoise, Registered Shares, Registered Shares	Goldman Sachs Bank USA	(3,377,270)	08/19/26	(0.26)%	SSARON	Monthly	2,284
Banque Cantonale Vaudoise, Registered Shares, Registered Shares	Morgan Stanley & Co. International PLC	(1,420,207)	01/04/27	(0.26)%	SSARON	Monthly	(3,608)
Banque Cantonale Vaudoise, Registered Shares, Registered Shares	Morgan Stanley & Co. International PLC	(2,570,803)	01/06/27	(0.26)%	SSARON	Monthly	(6,531)
Bapcor Ltd.	Barclays Bank PLC	(155,977)	05/12/27	(0.25)%	1D AONIA	Monthly	2,762
Bapcor Ltd.	BNP Paribas SA	(1,439,518)	03/22/27	(0.50)%	1D AONIA	Monthly	282,174
Barratt Redrow PLC	Morgan Stanley & Co. International PLC	(845,649)	01/04/27	(0.25)%	1D SONIA	Monthly	28,195
Barratt Redrow PLC	UBS AG	(10,112,388)	04/18/28	0.00%	1D SONIA	Monthly	264,506
Barratt Redrow PLC	UBS AG	(4,757,893)	09/03/29	0.00%	1D SONIA	Monthly	129,324
BASF SE	SG Americas Securities LLC	(6,412,423)	12/08/25	0.10%	1D ESTR	Monthly	50,930
Bausch & Lomb Corp.	Barclays Bank PLC	(4,723,274)	12/23/25	(0.63)%	1D OBFR01	Monthly	231,504
Bausch & Lomb Corp.	Morgan Stanley & Co. International PLC	(564,020)	01/04/27	(0.67)%	1D FEDL01	Monthly	27,645
Bausch & Lomb Corp.	SG Americas Securities LLC	(1,288,508)	12/08/25	(0.85)%	1D OBFR01	Monthly	(20,147)
Bausch & Lomb Corp.	UBS AG	(2,511,846)	04/21/28	0.00%	1D OBFR01	Monthly	5,034
Bayerische Motoren Werke AG	Bank of America N.A.	(1,018,856)	02/15/28	(0.26)%	1D ESTR	Monthly	(25,885)
Bayerische Motoren Werke AG	BNP Paribas SA	(5,747,804)	08/17/26	(0.26)%	1D ESTR	Monthly	(146,030)
Bayerische Motoren Werke AG	Morgan Stanley & Co. International PLC	(1,294,393)	01/04/27	(0.26)%	1D ESTR	Monthly	(2,978)
Bayerische Motoren Werke AG	SG Americas Securities LLC	(2,152,100)	12/08/25	(0.26)%	1D ESTR	Monthly	(17,055)
Bayerische Motoren Werke AG	UBS AG	(1,852,425)	04/18/28	0.00%	1D ESTR	Monthly	(47,345)
Bayerische Motoren Werke AG	UBS AG	(10,497,925)	04/24/28	0.00%	1D ESTR	Monthly	(268,311)
Beacon Financial Corp.	BNP Paribas SA	(4,804,377)	04/16/26	(0.15)%	1D OBFR01	Monthly	111,819
Beacon Financial Corp.	UBS AG	(4,926,594)	04/21/28	0.00%	1D OBFR01	Monthly	89,262
Becton Dickinson & Co.	SG Americas Securities LLC	(15,062,349)	12/08/25	(0.15)%	1D OBFR01	Monthly	1,182,122
Beiersdorf AG	Morgan Stanley & Co. International PLC	(2,111,440)	01/04/27	(0.26)%	1D ESTR	Monthly	1,337
Bekaert SA	Bank of America N.A.	(5,467,559)	02/15/28	(0.26)%	1D ESTR	Monthly	(386,145)
Belimo Holding AG, Registered Shares	BNP Paribas SA	(35,210)	03/22/27	0.00%	SSARON	Monthly	(395)
Bendigo & Adelaide Bank Ltd.	Barclays Bank PLC	(8,569,008)	05/12/27	(0.25)%	1D AONIA	Monthly	(28,885)
Bendigo & Adelaide Bank Ltd.	BNP Paribas SA	(1,357,875)	03/22/27	(0.25)%	1D AONIA	Monthly	17,758
Berkeley Group Holdings PLC	Citibank N.A.	(6,645,913)	06/25/26	(0.25)%	1D SONIA	Monthly	234,548
Berkeley Group Holdings PLC	Morgan Stanley & Co. International PLC	(658,166)	01/04/27	(0.25)%	1D SONIA	Monthly	9,650
Best Buy Co., Inc.	SG Americas Securities LLC	(5,269,772)	12/08/25	(0.15)%	1D OBFR01	Monthly	41,972
BHP Group Ltd.	Barclays Bank PLC	(7,070,602)	05/12/27	(0.25)%	1D AONIA	Monthly	(9,836)
BHP Group Ltd.	BNP Paribas SA	(6,058,248)	03/22/27	(0.25)%	1D AONIA	Monthly	(4,248)
Big Shopping Centers Ltd.	Barclays Bank PLC	(629,543)	04/06/26	(1.50)%	SHIR	Monthly	(12,277)
Big Shopping Centers Ltd.	BNP Paribas SA	(191,441)	06/17/27	(1.75)%	SHIR	Monthly	(4,528)
Big Shopping Centers Ltd.	Goldman Sachs Bank USA	(177,454)	08/19/26	(1.26)%	SHIR	Monthly	(4,197)
Big Shopping Centers Ltd.	Morgan Stanley & Co. International PLC	(1,639,138)	05/23/27	(0.75)%	SHIR	Monthly	(31,965)
Big Shopping Centers Ltd.	SG Americas Securities LLC	(3,464,930)	12/08/25	(1.21)%	SHIR	Monthly	(143,266)
Bilfinger SE	Morgan Stanley & Co. International PLC	(2,982,828)	01/04/27	(0.26)%	1D ESTR	Monthly	43,836
Bill Holdings, Inc.	Goldman Sachs Bank USA	(2,763,880)	08/19/26	(0.15)%	1D FEDL01	Monthly	(22,443)
Bill Holdings, Inc.	SG Americas Securities LLC	(1,708,978)	12/08/25	(0.15)%	1D OBFR01	Monthly	80,974
Biocartis Group NV	Goldman Sachs Bank USA	(9)	08/19/26	(14.14)%	1D ESTR	Monthly	9
BioLife Solutions, Inc.	UBS AG	(411,931)	04/21/28	0.00%	1D OBFR01	Monthly	(1,270)
Bird Construction, Inc.	BNP Paribas SA	(15,636)	05/18/26	(0.20)%	CABROVER	Monthly	(63)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Bird Construction, Inc.	Morgan Stanley & Co. International PLC	$ (185,764)	01/04/27	(0.20)%	CABROVER	Monthly	$ (1,242)
BKW AG	SG Americas Securities LLC	(8,738,732)	12/08/25	(0.26)%	SSARON	Monthly	(193,871)
BlackBerry Ltd.	Morgan Stanley & Co. International PLC	(2,547,701)	01/04/27	(0.16)%	CABROVER	Monthly	(213,652)
BlackSky Technology, Inc., Class A	Bank of America N.A.	(2,047,442)	02/15/28	(0.15)%	1D OBFR01	Monthly	680,323
BlackSky Technology, Inc., Class A	BNP Paribas SA	(558,481)	04/16/26	(0.15)%	1D OBFR01	Monthly	64,231
BlackSky Technology, Inc., Class A	Morgan Stanley & Co. International PLC	(168,743)	01/04/27	(0.15)%	1D FEDL01	Monthly	4,661
BlackSky Technology, Inc., Class A	UBS AG	(269,456)	04/21/28	0.00%	1D OBFR01	Monthly	89,535
Blackstone Mortgage Trust, Inc., Class A	Bank of America N.A.	(10,191,791)	02/15/28	(0.15)%	1D OBFR01	Monthly	16,518
Blackstone Mortgage Trust, Inc., Class A	Barclays Bank PLC	(7,141,356)	12/23/25	(0.38)%	1D OBFR01	Monthly	(42,763)
Blackstone Mortgage Trust, Inc., Class A	Morgan Stanley & Co. International PLC	(3,405,302)	01/04/27	(0.15)%	1D FEDL01	Monthly	(20,391)
Blackstone Mortgage Trust, Inc., Class A	SG Americas Securities LLC	(9,168,978)	12/08/25	(0.15)%	1D OBFR01	Monthly	(39,865)
Bloomin’ Brands, Inc.	BNP Paribas SA	(2,396,956)	04/16/26	(0.15)%	1D OBFR01	Monthly	242,850
Bloomin’ Brands, Inc.	SG Americas Securities LLC	(2,019,137)	12/08/25	(0.15)%	1D OBFR01	Monthly	190,131
Blue Owl Capital, Inc., Class A	UBS AG	(223,775)	04/18/28	0.00%	1D OBFR01	Monthly	7,316
BlueScope Steel Ltd.	Barclays Bank PLC	(1,192,169)	09/09/27	(0.25)%	1D AONIA	Monthly	(72,796)
BlueScope Steel Ltd.	BNP Paribas SA	(4,017,573)	09/07/26	(0.25)%	1D AONIA	Monthly	(396,907)
Boardwalk Real Estate Investment Trust	Morgan Stanley & Co. International PLC	(446,246)	01/04/27	(0.20)%	CABROVER	Monthly	881
BOC Hong Kong Holdings Ltd.	BNP Paribas SA	(6,855,129)	12/15/25	(0.10)%	HONIA	Monthly	(301,701)
BOC Hong Kong Holdings Ltd.	Citibank N.A.	(1,840,346)	02/25/26	(0.05)%	HONIA	Monthly	(58,806)
Bodycote PLC	Barclays Bank PLC	(2,771,602)	12/10/26	(0.25)%	1D SONIA	Monthly	186,449
Bodycote PLC	SG Americas Securities LLC	(300,648)	12/08/25	(0.25)%	1D SONIA	Monthly	28,853
Boeing Co.	SG Americas Securities LLC	(2,009,979)	12/08/25	0.00%	1D OBFR01	Monthly	(9,468)
Bombardier, Inc., Class B	Morgan Stanley & Co. International PLC	(20,187,014)	01/04/27	(0.20)%	CABROVER	Monthly	(377,435)
Bombardier, Inc., Class B	Morgan Stanley & Co. International PLC	(9,934,975)	01/06/27	(0.20)%	CABROVER	Monthly	(205,500)
Boralex, Inc., Class A	Morgan Stanley & Co. International PLC	(25,877,991)	01/04/27	(0.20)%	CABROVER	Monthly	82,443
Boss Energy Ltd.	Bank of America N.A.	(697,320)	02/15/28	(0.30)%	1D AONIA	Monthly	(21,197)
Boss Energy Ltd.	Barclays Bank PLC	(2,231,039)	05/12/27	(0.25)%	1D AONIA	Monthly	(418,842)
Boss Energy Ltd.	Morgan Stanley & Co. International PLC	(243,977)	01/06/27	(0.48)%	1D AONIA	Monthly	(45,803)
Bossard Holding AG, Class A	Barclays Bank PLC	(1,305,753)	12/10/26	(0.26)%	SSARON	Monthly	(12,632)
Bossard Holding AG, Class A	BNP Paribas SA	(1,242,729)	03/17/27	(0.26)%	SSARON	Monthly	12,135
Boston Beer Co., Inc., Class A	Morgan Stanley & Co. International PLC	(1,995,324)	01/04/27	(0.15)%	1D FEDL01	Monthly	107,162
Boston Omaha Corp., Class A	Bank of America N.A.	(1,794,510)	02/15/28	(0.15)%	1D OBFR01	Monthly	173,333
Boston Omaha Corp., Class A	BNP Paribas SA	(1,937,901)	04/16/26	(0.15)%	1D OBFR01	Monthly	187,184
Boston Omaha Corp., Class A	Goldman Sachs Bank USA	(367,685)	08/19/26	(0.15)%	1D FEDL01	Monthly	35,515
Boston Omaha Corp., Class A	UBS AG	(1,311,777)	04/21/28	0.00%	1D OBFR01	Monthly	126,706
BOYD GROUP, Inc.	Morgan Stanley & Co. International PLC	(12,442,548)	01/04/27	(0.20)%	CABROVER	Monthly	(514,150)
BP PLC	Barclays Bank PLC	(2,522,246)	12/10/26	(0.25)%	1D SONIA	Monthly	(33,612)
BP PLC	Morgan Stanley & Co. International PLC	(11,048,001)	01/04/27	(0.25)%	1D SONIA	Monthly	(205,198)
BPER Banca SPA	SG Americas Securities LLC	(3,150,999)	12/08/25	(0.26)%	1D ESTR	Monthly	(299,463)
Brady Corp., Class A	Barclays Bank PLC	(2,807,695)	12/23/25	(0.15)%	1D OBFR01	Monthly	42,977
Brambles Ltd.	BNP Paribas SA	(1,275,309)	09/07/26	(0.25)%	1D AONIA	Monthly	(13,232)
Brambles Ltd.	BNP Paribas SA	(8,746,838)	03/22/27	(0.25)%	1D AONIA	Monthly	(45,623)
Braze, Inc., Class A	Bank of America N.A.	(1,485,363)	02/15/28	(0.15)%	1D OBFR01	Monthly	(138,226)
Braze, Inc., Class A	SG Americas Securities LLC	(1,793,192)	12/08/25	(0.15)%	1D OBFR01	Monthly	(47,640)
Brenntag SE, Class N	Morgan Stanley & Co. International PLC	(1,939,708)	01/04/27	(0.26)%	1D ESTR	Monthly	19,901
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Brenntag SE, Class N	SG Americas Securities LLC	$ (3,240,580)	12/08/25	(0.26)%	1D ESTR	Monthly	$ 208,276
Brenntag SE, Class N	UBS AG	(4,991,153)	04/18/28	0.00%	1D ESTR	Monthly	(8,666)
Brightspire Capital, Inc., Class A	Barclays Bank PLC	(5,206,253)	12/23/25	(0.15)%	1D OBFR01	Monthly	212,895
BrightView Holdings, Inc.	BNP Paribas SA	(1,394,888)	04/16/26	(0.15)%	1D OBFR01	Monthly	107,621
BrightView Holdings, Inc.	UBS AG	(2,758,711)	04/21/28	0.00%	1D OBFR01	Monthly	212,844
Broadcom, Inc.	BNP Paribas SA	(534,481)	04/16/26	0.00%	1D OBFR01	Monthly	(4)
Brookfield Asset Management Ltd., Class A	Morgan Stanley & Co. International PLC	(1,042,058)	01/06/27	(0.20)%	CABROVER	Monthly	417
Brookfield Corp., Class A	SG Americas Securities LLC	(4,151,540)	12/08/25	(0.20)%	CABROVER	Monthly	(25,453)
Brookfield Wealth Solutions Ltd.	BNP Paribas SA	(3,386,717)	05/18/26	(1.09)%	CABROVER	Monthly	(61,858)
Brookfield Wealth Solutions Ltd.	Citibank N.A.	(691,830)	02/24/28	(1.31)%	1D CORRA	Monthly	(18,339)
Brookfield Wealth Solutions Ltd.	SG Americas Securities LLC	(3,699,533)	12/08/25	(1.35)%	CABROVER	Monthly	(76,092)
Brookfield Wealth Solutions Ltd.	UBS AG	(1,227,635)	04/21/28	0.00%	1D CORRA	Monthly	(22,423)
Brown & Brown, Inc.	Barclays Bank PLC	(1,910,307)	12/23/25	(0.15)%	1D OBFR01	Monthly	202,595
Brown & Brown, Inc.	SG Americas Securities LLC	(22,837,819)	12/08/25	(0.15)%	1D OBFR01	Monthly	3,638,021
BRP, Inc.	Goldman Sachs Bank USA	(1,134,841)	08/18/26	(0.15)%	1D CORRA	Monthly	77,739
BRP, Inc.	Morgan Stanley & Co. International PLC	(5,176,796)	01/04/27	(0.20)%	CABROVER	Monthly	176,198
Brunello Cucinelli SpA	BNP Paribas SA	(8,457,485)	08/17/26	(0.26)%	1D ESTR	Monthly	210,772
Brunello Cucinelli SpA	JPMorgan Chase Bank N.A.	(468,955)	02/10/26	(0.10)%	1D ESTR	Monthly	31,232
Brunello Cucinelli SpA	Morgan Stanley & Co. International PLC	(3,033,262)	01/06/27	(0.26)%	1D ESTR	Monthly	52,000
Brunello Cucinelli SpA	SG Americas Securities LLC	(211,739)	12/08/25	(0.26)%	1D ESTR	Monthly	4,177
BT Group PLC	Bank of America N.A.	(4,544,410)	02/15/28	(0.25)%	1D SONIA	Monthly	(22,829)
BT Group PLC	Morgan Stanley & Co. International PLC	(4,749,864)	01/04/27	(0.25)%	1D SONIA	Monthly	53,626
BT Group PLC	SG Americas Securities LLC	(17,143,700)	12/08/25	(0.25)%	1D SONIA	Monthly	(109,456)
BT Group PLC	SG Americas Securities LLC	(30,182,044)	12/08/25	(0.25)%	1D SONIA	Monthly	(192,701)
BT Group PLC	UBS AG	(8,740,240)	09/03/29	0.00%	1D SONIA	Monthly	(41,177)
Bucher Industries AG, Registered Shares, Registered Shares	Barclays Bank PLC	(3,369,467)	12/10/26	(0.26)%	SSARON	Monthly	130,720
Bucher Industries AG, Registered Shares, Registered Shares	BNP Paribas SA	(8,297,182)	03/17/27	(0.26)%	SSARON	Monthly	443,697
Bufab AB	Morgan Stanley & Co. International PLC	(1,397,531)	01/04/27	(0.26)%	1D STIBOR	Monthly	(115,582)
Builders FirstSource, Inc.	Morgan Stanley & Co. International PLC	(6,827,272)	01/06/27	(0.15)%	1D FEDL01	Monthly	356,486
Bunge Global SA	Goldman Sachs Bank USA	(28,593,338)	08/18/26	(0.10)%	1D FEDL01	Monthly	(463,809)
Bunzl PLC	Barclays Bank PLC	(66,656)	12/10/26	(0.25)%	1D SONIA	Monthly	3,763
Bunzl PLC	Morgan Stanley & Co. International PLC	(4,835,031)	01/04/27	(0.25)%	1D SONIA	Monthly	275,133
Burford Capital Ltd.	BNP Paribas SA	(2,523,872)	04/16/26	(0.15)%	1D OBFR01	Monthly	303,489
Burford Capital Ltd.	SG Americas Securities LLC	(1,180,337)	12/08/25	(0.15)%	1D OBFR01	Monthly	167,019
Burlington Stores, Inc.	SG Americas Securities LLC	(20,507,501)	12/08/25	(0.15)%	1D OBFR01	Monthly	(322,821)
Business First Bancshares, Inc.	Bank of America N.A.	(124,692)	02/15/28	(0.15)%	1D OBFR01	Monthly	(3,449)
Business First Bancshares, Inc.	Barclays Bank PLC	(3,672)	12/23/25	(0.15)%	1D OBFR01	Monthly	(177)
Business First Bancshares, Inc.	Morgan Stanley & Co. International PLC	(240,660)	01/04/27	(0.15)%	1D FEDL01	Monthly	(11,627)
Business First Bancshares, Inc.	SG Americas Securities LLC	(455,574)	12/08/25	(0.15)%	1D OBFR01	Monthly	(17,760)
Buzzi SpA	BNP Paribas SA	(130,844)	08/17/26	(0.10)%	1D ESTR	Monthly	(10,185)
BWX Technologies, Inc.	Bank of America N.A.	(7,192,196)	02/15/28	(0.15)%	1D OBFR01	Monthly	(345,460)
BWX Technologies, Inc.	UBS AG	(5,312,772)	04/18/28	0.00%	1D OBFR01	Monthly	(255,186)
BXP, Inc.	Barclays Bank PLC	(41,951,652)	12/23/25	(0.15)%	1D OBFR01	Monthly	1,151,951
C&C Group PLC	Bank of America N.A.	(284,097)	02/15/28	(0.25)%	1D SONIA	Monthly	(416)
C&C Group PLC	Goldman Sachs Bank USA	(704,194)	08/19/26	(0.25)%	1D SONIA	Monthly	(1,031)
Cactus, Inc., Class A	Morgan Stanley & Co. International PLC	(6,085,104)	01/04/27	(0.15)%	1D FEDL01	Monthly	(1,040,533)
Cadeler A/S	Bank of America N.A.	(422,764)	02/15/28	0.00%	NOWA	Monthly	32,318
Cadeler A/S	Barclays Bank PLC	(762,168)	12/11/26	(1.40)%	NOWA	Monthly	16,889
Cadeler A/S	Morgan Stanley & Co. International PLC	(610,168)	01/04/27	(0.26)%	NOWA	Monthly	20,312

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Cadeler A/S	SG Americas Securities LLC	$ (1,562,459)	12/08/25	(1.38)%	NOWA	Monthly	$ 177,980
Cadeler A/S	UBS AG	(298,109)	04/24/28	0.00%	NOWA	Monthly	22,789
Cadence Design Systems, Inc.	Barclays Bank PLC	(39,446,368)	12/23/25	(0.15)%	1D OBFR01	Monthly	(976,283)
Cadre Holdings, Inc.	BNP Paribas SA	(2,572,308)	04/16/26	(0.15)%	1D OBFR01	Monthly	(111,800)
Cadre Holdings, Inc.	Goldman Sachs Bank USA	(1,638,618)	08/18/26	(0.15)%	1D FEDL01	Monthly	(75,492)
Cadre Holdings, Inc.	UBS AG	(3,747,106)	04/21/28	0.00%	1D OBFR01	Monthly	(172,631)
CaixaBank SA	SG Americas Securities LLC	(40,101,372)	12/08/25	0.10%	1D ESTR	Monthly	(456,962)
Calbee, Inc.	Barclays Bank PLC	(2,355,868)	05/12/27	(0.18)%	1D P TONA	Monthly	36,971
Caleres, Inc.	SG Americas Securities LLC	(2,840,305)	12/08/25	(0.13)%	1D OBFR01	Monthly	527,844
Caleres, Inc.	UBS AG	(5,875,809)	04/21/28	0.00%	1D OBFR01	Monthly	893,556
California Resources Corp.	JPMorgan Chase Bank N.A.	(314,557)	02/10/26	(0.15)%	1D OBFR01	Monthly	36,490
California Resources Corp.	UBS AG	(20,454,543)	04/21/28	0.00%	1D OBFR01	Monthly	281,916
California Water Service Group	UBS AG	(4,998,994)	04/21/28	0.00%	1D OBFR01	Monthly	380,856
Calix, Inc.	Barclays Bank PLC	(5,987,583)	12/23/25	(0.15)%	1D OBFR01	Monthly	(918,527)
Calumet, Inc.	BNP Paribas SA	(1,153,959)	04/16/26	(0.15)%	1D OBFR01	Monthly	(44,737)
Camden National Corp.	Bank of America N.A.	(357,903)	02/15/28	(0.15)%	1D OBFR01	Monthly	(10,626)
Camden National Corp.	UBS AG	(392,322)	04/21/28	0.00%	1D OBFR01	Monthly	(11,648)
Camurus AB	Bank of America N.A.	(371,268)	02/15/28	(0.26)%	1D STIBOR	Monthly	22,873
Camurus AB	Barclays Bank PLC	(2,583,775)	01/18/27	(0.26)%	1D STIBOR	Monthly	120,346
Camurus AB	BNP Paribas SA	(262,771)	11/17/25	(0.25)%	1D STIBOR	Monthly	3,580
Camurus AB	Citibank N.A.	(178,084)	07/29/26	(0.26)%	TN STIBOR	Monthly	8,295
Camurus AB	Morgan Stanley & Co. International PLC	(2,124,109)	01/04/27	(0.26)%	1D STIBOR	Monthly	98,936
Camurus AB	SG Americas Securities LLC	(2,687,512)	12/08/25	(0.26)%	1D STIBOR	Monthly	229,806
Camurus AB	UBS AG	(913,307)	04/24/28	0.00%	TN STIBOR	Monthly	56,268
Canadian National Railway Co.	Morgan Stanley & Co. International PLC	(1,357,444)	01/06/27	(0.20)%	CABROVER	Monthly	(8,120)
Canadian Tire Corp. Ltd., Class A	Morgan Stanley & Co. International PLC	(757,539)	01/04/27	(0.20)%	CABROVER	Monthly	59,457
Canadian Utilities Ltd., Class A	Morgan Stanley & Co. International PLC	(4,556,428)	01/04/27	(0.20)%	CABROVER	Monthly	135,072
Canadian Utilities Ltd., Class A	Morgan Stanley & Co. International PLC	(11,798,043)	01/06/27	(0.20)%	CABROVER	Monthly	348,100
Canfor Corp.	SG Americas Securities LLC	(1,344,701)	12/08/25	(0.20)%	CABROVER	Monthly	45,673
Capcom Co. Ltd.	Barclays Bank PLC	(1,917,376)	09/09/27	(0.20)%	1D P TONA	Monthly	73,791
Capcom Co. Ltd.	UBS AG	(823,173)	09/03/29	0.00%	1D P TONA	Monthly	29,335
Capgemini SE	Morgan Stanley & Co. International PLC	(339,910)	01/04/27	(0.26)%	1D ESTR	Monthly	(9,011)
Capital One Financial Corp.	BNP Paribas SA	(20,834,586)	04/16/26	0.05%	1D OBFR01	Monthly	(473,645)
Capital Power Corp.	Morgan Stanley & Co. International PLC	(2,602,204)	01/04/27	(0.20)%	CABROVER	Monthly	(25,537)
Capital Power Corp.	Morgan Stanley & Co. International PLC	(374,664)	01/06/27	(0.20)%	CABROVER	Monthly	(4,243)
CapitaLand Integrated Commercial Trust	Barclays Bank PLC	(152)	02/22/27	(0.30)%	SORA	Monthly	3
CapitaLand Integrated Commercial Trust	Barclays Bank PLC	(10,635,580)	09/09/27	(0.30)%	SORA	Monthly	192,875
CapitaLand Integrated Commercial Trust	Goldman Sachs Bank USA	(67)	08/19/26	(0.30)%	SORA	Monthly	—
CapitaLand Integrated Commercial Trust	Goldman Sachs Bank USA	(74,106)	08/19/26	(0.30)%	SORA	Monthly	(514)
CapitaLand Integrated Commercial Trust	Morgan Stanley & Co. International PLC	(1,454,273)	01/06/27	(0.30)%	SORA	Monthly	26,373
CapitaLand Integrated Commercial Trust	Morgan Stanley & Co. International PLC	(130)	01/07/27	(0.30)%	SORA	Monthly	2
Capitaland Investment Ltd.	Goldman Sachs Bank USA	(4,144,908)	08/19/26	(0.30)%	SORA	Monthly	35,695
CAR Group Ltd.	Barclays Bank PLC	(1,935,886)	09/09/27	(0.25)%	1D AONIA	Monthly	26,954
CAR Group Ltd.	BNP Paribas SA	(4,646,255)	09/07/26	(0.25)%	1D AONIA	Monthly	40,511
CAR Group Ltd.	BNP Paribas SA	(6,792,414)	03/22/27	(0.25)%	1D AONIA	Monthly	60,775
CareTrust REIT, Inc.	SG Americas Securities LLC	(24,002,414)	12/08/25	(0.15)%	1D OBFR01	Monthly	(491,220)
CareTrust REIT, Inc.	UBS AG	(10,004,833)	04/18/28	0.00%	1D OBFR01	Monthly	(411,858)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Cargurus, Inc., Class A	Barclays Bank PLC	$ (5,167,652)	12/23/25	(0.15)%	1D OBFR01	Monthly	$ 143,069
Carriage Services, Inc.	Morgan Stanley & Co. International PLC	(183,620)	01/04/27	(0.15)%	1D FEDL01	Monthly	2,272
Carrier Global Corp.	SG Americas Securities LLC	(4,296,869)	12/08/25	(0.15)%	1D OBFR01	Monthly	22,275
Cars.com, Inc.	SG Americas Securities LLC	(3,188,443)	12/08/25	(0.15)%	1D OBFR01	Monthly	92,337
Carvana Co., Class A	UBS AG	(1,091,878)	04/18/28	0.00%	1D OBFR01	Monthly	68,035
Cascades, Inc.	BNP Paribas SA	(188,326)	05/18/26	(0.20)%	CABROVER	Monthly	(28,044)
Cascades, Inc.	Morgan Stanley & Co. International PLC	(6,505,863)	01/04/27	(0.20)%	CABROVER	Monthly	182,141
Casella Waste Systems, Inc., Class A	BNP Paribas SA	(4,052,822)	04/16/26	(0.15)%	1D OBFR01	Monthly	(83,308)
Castellum AB	Morgan Stanley & Co. International PLC	(7,978,563)	01/08/27	(0.26)%	1D STIBOR	Monthly	547,567
Castellum AB	SG Americas Securities LLC	(8,055,371)	12/08/25	(0.26)%	1D STIBOR	Monthly	(209,528)
Castellum AB	UBS AG	(1,405,813)	09/03/29	0.00%	TN STIBOR	Monthly	46,685
Catena AB	Bank of America N.A.	(735)	02/15/28	(0.26)%	1D STIBOR	Monthly	8
Catena AB	BNP Paribas SA	(3,333,940)	11/17/25	(0.25)%	1D STIBOR	Monthly	36,530
Caterpillar, Inc.	Morgan Stanley & Co. International PLC	(6,297,477)	01/06/27	(0.15)%	1D FEDL01	Monthly	(539,590)
Cathay General Bancorp	SG Americas Securities LLC	(3,400,446)	12/08/25	(0.15)%	1D OBFR01	Monthly	239,262
Cava Group, Inc.	Barclays Bank PLC	(17,059,571)	12/23/25	(0.15)%	1D OBFR01	Monthly	2,815,426
Cavco Industries, Inc.	SG Americas Securities LLC	(159,439)	12/08/25	(0.15)%	1D OBFR01	Monthly	13,214
CBIZ, Inc.	SG Americas Securities LLC	(41,658,994)	12/08/25	(0.15)%	1D OBFR01	Monthly	1,320,179
CCC Intelligent Solutions Holdings, Inc.	Bank of America N.A.	(4,554,837)	02/15/28	(0.15)%	1D OBFR01	Monthly	274,861
CCC Intelligent Solutions Holdings, Inc.	UBS AG	(22,015,696)	04/18/28	0.00%	1D OBFR01	Monthly	1,328,533
CECO Environmental Corp.	BNP Paribas SA	(682,562)	04/16/26	(0.15)%	1D OBFR01	Monthly	47,237
CECO Environmental Corp.	Goldman Sachs Bank USA	(3,368,113)	08/18/26	(0.15)%	1D FEDL01	Monthly	233,091
CECO Environmental Corp.	SG Americas Securities LLC	(4,565,893)	12/08/25	(0.15)%	1D OBFR01	Monthly	275,551
CECO Environmental Corp.	UBS AG	(166,137)	04/21/28	0.00%	1D OBFR01	Monthly	11,498
Cellebrite Di Ltd.	SG Americas Securities LLC	(2,339,302)	12/08/25	(0.15)%	1D OBFR01	Monthly	237,749
Cellnex Telecom SA	Bank of America N.A.	(659,379)	02/15/28	(0.26)%	1D ESTR	Monthly	35,157
Cellnex Telecom SA	BNP Paribas SA	(2,443,192)	08/17/26	(0.26)%	1D ESTR	Monthly	129,792
Cellnex Telecom SA	BNP Paribas SA	(3,568,363)	03/22/27	(0.26)%	1D ESTR	Monthly	193,589
Celsius Holdings, Inc.	BNP Paribas SA	(13,135,969)	04/16/26	(0.15)%	1D OBFR01	Monthly	597,468
Celsius Holdings, Inc.	Morgan Stanley & Co. International PLC	(7,304,836)	01/06/27	(0.15)%	1D FEDL01	Monthly	162,461
Cencora, Inc.	Morgan Stanley & Co. International PLC	(9,624,155)	01/06/27	(0.15)%	1D FEDL01	Monthly	(100,044)
Cenovus Energy, Inc.	Morgan Stanley & Co. International PLC	(6,405,063)	01/04/27	(0.20)%	CABROVER	Monthly	(65,525)
Cenovus Energy, Inc.	Morgan Stanley & Co. International PLC	(3,723,785)	01/06/27	(0.20)%	CABROVER	Monthly	(21,375)
CenterPoint Energy, Inc.	BNP Paribas SA	(21,033,963)	04/16/26	(0.15)%	1D OBFR01	Monthly	854,868
Centerspace	UBS AG	(6,531,295)	04/21/28	0.00%	1D OBFR01	Monthly	57,699
Central Japan Railway Co.	Bank of America N.A.	(634,394)	02/15/28	(0.15)%	1D P TONA	Monthly	76,211
Central Japan Railway Co.	Barclays Bank PLC	(35,676,938)	05/12/27	(0.20)%	1D P TONA	Monthly	3,559,379
Central Japan Railway Co.	Barclays Bank PLC	(12,522,059)	09/09/27	(0.20)%	1D P TONA	Monthly	1,228,645
Central Japan Railway Co.	Citibank N.A.	(405,203)	02/26/26	(0.25)%	1D P TONA	Monthly	40,426
Centrica PLC	Barclays Bank PLC	(5,743,279)	08/17/26	(0.25)%	1D SONIA	Monthly	(86,777)
Centrica PLC	Morgan Stanley & Co. International PLC	(7,292,978)	01/27/27	(0.25)%	1D SONIA	Monthly	(113,377)
Centrica PLC	UBS AG	(3,105,613)	09/03/29	0.00%	1D SONIA	Monthly	(97,897)
Centrus Energy Corp., Class A	UBS AG	(291,684)	04/18/28	0.00%	1D OBFR01	Monthly	45,853
Centuria Industrial REIT	Barclays Bank PLC	(1,177,534)	05/12/27	(0.25)%	1D AONIA	Monthly	(18,025)
Century Aluminum Co.	SG Americas Securities LLC	(4,530,847)	12/08/25	(0.15)%	1D OBFR01	Monthly	209,793
Certara, Inc.	Bank of America N.A.	(299)	02/15/28	(0.15)%	1D OBFR01	Monthly	9
Certara, Inc.	Morgan Stanley & Co. International PLC	(1,017,281)	01/04/27	(0.15)%	1D FEDL01	Monthly	75,797
CF Industries Holdings, Inc.	Bank of America N.A.	(1,572,352)	02/15/28	(0.15)%	1D OBFR01	Monthly	39,566

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
CF Industries Holdings, Inc.	SG Americas Securities LLC	$ (17,595,583)	12/08/25	(0.15)%	1D OBFR01	Monthly	$ 1,435,741
CH Robinson Worldwide, Inc.	UBS AG	(17,002,160)	04/18/28	0.00%	1D OBFR01	Monthly	(3,450,638)
Champion Homes, Inc.	UBS AG	(120,274)	04/21/28	0.00%	1D OBFR01	Monthly	(3,768)
Champion Iron Ltd.	Bank of America N.A.	(667,914)	02/15/28	(0.30)%	1D AONIA	Monthly	(87,042)
Champion Iron Ltd.	Barclays Bank PLC	(3,782,929)	05/12/27	(0.25)%	1D AONIA	Monthly	(564,107)
Change Holdings, Inc.	Barclays Bank PLC	(5,913,615)	05/12/27	(1.72)%	1D P TONA	Monthly	214,104
Change Holdings, Inc.	BNP Paribas SA	(300,167)	03/24/27	(2.45)%	1D TONA	Monthly	(4,745)
Change Holdings, Inc.	Citibank N.A.	(444,890)	02/26/26	(1.44)%	1D P TONA	Monthly	16,107
Change Holdings, Inc.	Morgan Stanley & Co. International PLC	(3,184,196)	01/06/27	(1.74)%	1D P TONA	Monthly	115,285
Change Holdings, Inc.	UBS AG	(1,537,151)	04/03/28	0.00%	1D P TONA	Monthly	(29,921)
Charter Hall Long Wale REIT	Barclays Bank PLC	(5,689,180)	05/12/27	(0.25)%	1D AONIA	Monthly	153,509
Chemometec A/S	Bank of America N.A.	(1,911,234)	02/15/28	(0.26)%	1W CIBOR	Monthly	(425,920)
Chemometec A/S	UBS AG	(473,411)	04/24/28	0.00%	DESTR	Monthly	(105,500)
Chemours Co.	JPMorgan Chase Bank N.A.	(605,300)	02/10/26	(0.15)%	1D OBFR01	Monthly	66,406
Chemours Co.	UBS AG	(3,182,445)	04/21/28	0.00%	1D OBFR01	Monthly	223,643
Chesapeake Utilities Corp.	Bank of America N.A.	(2,539,909)	02/15/28	(0.15)%	1D OBFR01	Monthly	101,351
Chesapeake Utilities Corp.	Goldman Sachs Bank USA	(6,499,112)	08/19/26	(0.15)%	1D FEDL01	Monthly	259,337
Chesapeake Utilities Corp.	UBS AG	(4,172,516)	04/21/28	0.00%	1D OBFR01	Monthly	150,723
Chewy, Inc., Class A	BNP Paribas SA	(2,627,591)	04/16/26	(0.15)%	1D OBFR01	Monthly	293,493
Chiba Bank Ltd.	Barclays Bank PLC	(13,147,536)	05/12/27	(0.20)%	1D P TONA	Monthly	(125,907)
Chiba Bank Ltd.	Barclays Bank PLC	(15,652,380)	09/09/27	(0.20)%	1D P TONA	Monthly	(148,316)
Chiba Bank Ltd.	SG Americas Securities LLC	(297,571)	12/08/25	(0.05)%	1D P TONA	Monthly	2,888
Chiba Bank Ltd.	SG Americas Securities LLC	(675,940)	12/08/25	(0.25)%	1D P TONA	Monthly	6,559
Chiba Kogyo Bank Ltd.	Bank of America N.A.	(165,143)	02/15/28	(0.25)%	1D P TONA	Monthly	(3,886)
Chiba Kogyo Bank Ltd.	Barclays Bank PLC	(165,698)	05/12/27	(0.20)%	1D P TONA	Monthly	6,059
Chiba Kogyo Bank Ltd.	BNP Paribas SA	(207,958)	03/24/27	(0.25)%	1D TONA	Monthly	(4,893)
Chiba Kogyo Bank Ltd.	Citibank N.A.	(54,150)	02/26/26	(0.15)%	1D P TONA	Monthly	1,980
Chiba Kogyo Bank Ltd.	Morgan Stanley & Co. International PLC	(70,395)	01/06/27	(0.25)%	1D P TONA	Monthly	2,574
Chiba Kogyo Bank Ltd.	SG Americas Securities LLC	(211,221)	12/08/25	(0.25)%	1D P TONA	Monthly	4,630
Chiba Kogyo Bank Ltd.	UBS AG	(70,339)	04/03/28	0.00%	1D P TONA	Monthly	(1,655)
Chimera Investment Corp.	Goldman Sachs Bank USA	(781,903)	08/18/26	(0.15)%	1D FEDL01	Monthly	10,280
Chimera Investment Corp.	SG Americas Securities LLC	(8,093,923)	12/08/25	(0.15)%	1D OBFR01	Monthly	179,865
Chiyoda Corp.	Bank of America N.A.	(892,514)	02/15/28	0.00%	1D P TONA	Monthly	(31,417)
Chiyoda Corp.	Barclays Bank PLC	(4,489,187)	05/12/27	(0.16)%	1D P TONA	Monthly	154,833
Chiyoda Corp.	Citibank N.A.	(2,011,659)	02/26/26	(0.15)%	1D P TONA	Monthly	71,958
Chiyoda Corp.	JPMorgan Chase Bank N.A.	(394,462)	02/10/26	(0.15)%	1D P TONA	Monthly	(2,794)
Chiyoda Corp.	UBS AG	(1,193,684)	04/03/28	0.00%	1D P TONA	Monthly	(42,019)
Chocoladefabriken Lindt & Spruengli AG, Class N, Registered Shares	Morgan Stanley & Co. International PLC	(4,238,832)	01/04/27	(0.26)%	SSARON	Monthly	256,013
Choice Hotels International, Inc.	Barclays Bank PLC	(485,180)	12/23/25	(0.50)%	1D OBFR01	Monthly	40,738
Choice Hotels International, Inc.	SG Americas Securities LLC	(971,212)	12/08/25	(0.50)%	1D OBFR01	Monthly	12,701
Choice Properties Real Estate Investment Trust	Morgan Stanley & Co. International PLC	(2,178,133)	01/04/27	(0.20)%	CABROVER	Monthly	38,921
Christian Dior SE	Barclays Bank PLC	(12,074,685)	12/10/26	(0.26)%	1D ESTR	Monthly	106,058
Chugoku Electric Power Co., Inc.	Barclays Bank PLC	(12,973,462)	05/12/27	(0.20)%	1D P TONA	Monthly	192,896
Chugoku Electric Power Co., Inc.	Citibank N.A.	(595,222)	02/26/26	(0.15)%	1D P TONA	Monthly	8,850
Chugoku Marine Paints Ltd.	Bank of America N.A.	(2,050,990)	02/15/28	0.00%	1D P TONA	Monthly	(205,232)
Chugoku Marine Paints Ltd.	Barclays Bank PLC	(2,918,376)	05/12/27	(0.15)%	1D P TONA	Monthly	(241,403)
Chugoku Marine Paints Ltd.	BNP Paribas SA	(937,690)	03/24/27	(0.15)%	1D TONA	Monthly	(94,184)
Chugoku Marine Paints Ltd.	JPMorgan Chase Bank N.A.	(130,978)	02/10/26	(0.39)%	1D P TONA	Monthly	(16,051)
Chugoku Marine Paints Ltd.	Morgan Stanley & Co. International PLC	(1,975,213)	01/06/27	(0.25)%	1D P TONA	Monthly	(163,386)
Chugoku Marine Paints Ltd.	SG Americas Securities LLC	(1,349,514)	12/08/25	(0.25)%	1D P TONA	Monthly	(160,871)
Chugoku Marine Paints Ltd.	UBS AG	(504,756)	04/03/28	0.00%	1D P TONA	Monthly	(51,279)
Church & Dwight Co., Inc.	Bank of America N.A.	(7,099,486)	02/15/28	(0.15)%	1D OBFR01	Monthly	(107,668)
Church & Dwight Co., Inc.	UBS AG	(18,693,755)	04/18/28	0.00%	1D OBFR01	Monthly	(283,501)
Cibus Nordic Real Estate AB	Goldman Sachs Bank USA	(200,734)	08/19/26	(0.26)%	1D STIBOR	Monthly	6,029
Cibus Nordic Real Estate AB	Morgan Stanley & Co. International PLC	(4,036,911)	01/04/27	(0.26)%	1D STIBOR	Monthly	125,857
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
CIE Automotive SA	Bank of America N.A.	$ (991,895)	02/15/28	(0.26)%	1D ESTR	Monthly	$ (101,274)
CIE Automotive SA	Barclays Bank PLC	(6,226,368)	12/10/26	(0.26)%	1D ESTR	Monthly	(73,207)
Cie de Saint-Gobain SA	Citibank N.A.	(20,543,548)	06/25/26	0.00%	1D ESTR	Monthly	1,249,272
Cie de Saint-Gobain SA	Goldman Sachs Bank USA	(7,705,361)	08/19/26	0.00%	1D ESTR	Monthly	519,861
Cie de Saint-Gobain SA	SG Americas Securities LLC	(744,057)	12/08/25	(0.26)%	1D ESTR	Monthly	46,181
Cie de Saint-Gobain SA	SG Americas Securities LLC	(262,127)	12/08/25	(0.26)%	1D ESTR	Monthly	16,269
Cie Financiere Richemont SA, Registered Shares, Registered Shares	UBS AG	(3,123,817)	04/02/30	0.00%	SSARON	Monthly	26,578
Ciena Corp.	UBS AG	(3,815,566)	04/18/28	0.00%	1D OBFR01	Monthly	(479,285)
Cincinnati Financial Corp.	UBS AG	(5,219,797)	04/18/28	0.00%	1D OBFR01	Monthly	17,535
Citigroup, Inc.	Goldman Sachs Bank USA	(25,443,900)	08/18/26	0.56%	1D FEDL01	Monthly	(369,750)
Citizens Financial Group, Inc.	UBS AG	(2,490,389)	04/18/28	0.00%	1D OBFR01	Monthly	39,981
City Developments Ltd.	Barclays Bank PLC	(6,950,759)	12/24/27	(0.30)%	SORA	Monthly	(18,973)
CK Asset Holdings Ltd.	BNP Paribas SA	(2,552,324)	12/15/25	(0.30)%	HONIA	Monthly	(79,610)
CK Asset Holdings Ltd.	Citibank N.A.	(26,797)	02/25/26	(0.05)%	HONIA	Monthly	(413)
Clearfield, Inc.	Barclays Bank PLC	(2,984,051)	12/23/25	(0.15)%	1D OBFR01	Monthly	(37,664)
ClearPoint Neuro, Inc.	UBS AG	(858,946)	04/21/28	0.00%	1D OBFR01	Monthly	58,692
Clearwater Analytics Holdings, Inc., Class A	Morgan Stanley & Co. International PLC	(7,478,196)	01/06/27	(0.15)%	1D FEDL01	Monthly	233,492
Clorox Co.	Bank of America N.A.	(1,328,236)	02/15/28	(0.15)%	1D OBFR01	Monthly	66,210
Clorox Co.	SG Americas Securities LLC	(12,755,181)	12/08/25	(0.15)%	1D OBFR01	Monthly	623,671
Close Brothers Group PLC	Bank of America N.A.	(2,148,375)	02/15/28	(0.25)%	1D SONIA	Monthly	137,480
Close Brothers Group PLC	SG Americas Securities LLC	(2,722,510)	12/08/25	(0.25)%	1D SONIA	Monthly	540,901
Cloudflare, Inc., Class A	SG Americas Securities LLC	(19,170,165)	12/08/25	(0.15)%	1D OBFR01	Monthly	(2,898,598)
CLP Holdings Ltd.	Bank of America N.A.	(535,503)	02/15/28	0.00%	HONIA	Monthly	(1,847)
CLP Holdings Ltd.	Citibank N.A.	(2,984,924)	02/25/26	(0.14)%	HONIA	Monthly	(21,677)
CLP Holdings Ltd.	Citibank N.A.	(10,783,831)	02/25/26	(0.15)%	HONIA	Monthly	(78,315)
CLP Holdings Ltd.	Morgan Stanley & Co. International PLC	(961,103)	01/06/27	(0.30)%	HONIA	Monthly	(6,980)
CLP Holdings Ltd.	SG Americas Securities LLC	(8,528)	12/08/25	(0.30)%	1D HIBOR	Monthly	(2)
CLP Holdings Ltd.	UBS AG	(2,586,584)	04/18/28	0.00%	HONIA	Monthly	(6,343)
CLP Holdings Ltd.	UBS AG	(11,022,691)	09/03/29	0.00%	HONIA	Monthly	(44,159)
CMS Energy Corp.	BNP Paribas SA	(3,858,884)	04/16/26	(0.15)%	1D OBFR01	Monthly	90,182
CNH Industrial NV	Morgan Stanley & Co. International PLC	(6,070,458)	01/06/27	(0.15)%	1D FEDL01	Monthly	68,657
Coastal Financial Corp.	Bank of America N.A.	(755,965)	02/15/28	(0.15)%	1D OBFR01	Monthly	(2,421)
Coastal Financial Corp.	SG Americas Securities LLC	(66,029)	12/08/25	(0.15)%	1D OBFR01	Monthly	2,768
Coastal Financial Corp.	UBS AG	(1,539,532)	04/21/28	0.00%	1D OBFR01	Monthly	(4,931)
Coats Group PLC	BNP Paribas SA	(277,550)	03/17/27	0.00%	1D SONIA	Monthly	2,866
Coca-Cola Consolidated, Inc.	Barclays Bank PLC	(6,071,660)	12/23/25	(0.15)%	1D OBFR01	Monthly	(54,505)
Coca-Cola Consolidated, Inc.	SG Americas Securities LLC	(24,124,755)	12/08/25	(0.15)%	1D OBFR01	Monthly	(2,080,712)
Coca-Cola Europacific Partners PLC	SG Americas Securities LLC	(12,941,194)	12/08/25	(0.15)%	1D OBFR01	Monthly	(76,132)
Cochlear Ltd.	Barclays Bank PLC	(18,908,681)	05/12/27	(0.25)%	1D AONIA	Monthly	121,937
Cochlear Ltd.	Barclays Bank PLC	(23,209,020)	09/09/27	(0.25)%	1D AONIA	Monthly	115,713
Coeur Mining, Inc.	Bank of America N.A.	(15,849,079)	02/15/28	(0.15)%	1D OBFR01	Monthly	3,635,044
Coeur Mining, Inc.	Morgan Stanley & Co. International PLC	(259,077)	01/06/27	(0.15)%	1D FEDL01	Monthly	24,707
Coherent Corp.	UBS AG	(10,477,136)	04/18/28	0.00%	1D OBFR01	Monthly	(2,044,944)
Colgate-Palmolive Co.	BNP Paribas SA	(876,801)	04/16/26	0.00%	1D OBFR01	Monthly	(28)
Coloplast A/S, Class B	UBS AG	(1,308,605)	09/03/29	0.00%	DESTR	Monthly	(31,057)
Colowide Co. Ltd.	Bank of America N.A.	(434,678)	02/15/28	0.00%	1D P TONA	Monthly	13,781
Colowide Co. Ltd.	Barclays Bank PLC	(292,754)	05/12/27	(1.12)%	1D P TONA	Monthly	13,964
Colowide Co. Ltd.	BNP Paribas SA	(500,776)	03/24/27	(1.85)%	1D TONA	Monthly	15,877
Colowide Co. Ltd.	Citibank N.A.	(309,841)	02/26/26	(0.25)%	1D P TONA	Monthly	14,779
Colowide Co. Ltd.	JPMorgan Chase Bank N.A.	(969,811)	02/10/26	(1.17)%	1D P TONA	Monthly	41,235
Colowide Co. Ltd.	Morgan Stanley & Co. International PLC	(3,113,221)	01/06/27	(1.06)%	1D P TONA	Monthly	86,671
Colowide Co. Ltd.	UBS AG	(23,877)	04/03/28	(1.60)%	1D P TONA	Monthly	12
Columbia Banking System, Inc.	Barclays Bank PLC	(5,014,743)	12/23/25	(0.15)%	1D OBFR01	Monthly	(265,420)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Comet Holding AG, Class N, Registered Shares	BNP Paribas SA	$ (2,925,133)	03/17/27	(0.26)%	SSARON	Monthly	$ 140,487
Comforia Residential REIT, Inc.	Bank of America N.A.	(840,727)	02/15/28	0.00%	1D P TONA	Monthly	(9,153)
Comforia Residential REIT, Inc.	Barclays Bank PLC	(1,932,178)	05/12/27	(0.20)%	1D P TONA	Monthly	8,877
Commerzbank AG	SG Americas Securities LLC	(1,585,592)	12/08/25	0.10%	1D ESTR	Monthly	(100,379)
CommScope Holding Co., Inc.	SG Americas Securities LLC	(6,617,439)	12/08/25	(0.15)%	1D OBFR01	Monthly	(984,267)
Community Financial System, Inc.	Goldman Sachs Bank USA	(4,106,973)	08/18/26	(0.15)%	1D FEDL01	Monthly	150,473
Community Financial System, Inc.	SG Americas Securities LLC	(9,956,756)	12/08/25	(0.15)%	1D OBFR01	Monthly	414,973
CommVault Systems, Inc.	BNP Paribas SA	(246,554)	04/16/26	0.00%	1D OBFR01	Monthly	(4)
CompoSecure, Inc., Class A	Barclays Bank PLC	(846,718)	12/23/25	(0.38)%	1D OBFR01	Monthly	(6,011)
CompoSecure, Inc., Class A	BNP Paribas SA	(584,129)	04/16/26	(0.15)%	1D OBFR01	Monthly	17,960
CompoSecure, Inc., Class A	Morgan Stanley & Co. International PLC	(1,039,007)	01/04/27	(0.15)%	1D FEDL01	Monthly	(7,376)
CompoSecure, Inc., Class A	SG Americas Securities LLC	(1,167,246)	12/08/25	(0.17)%	1D OBFR01	Monthly	(6,142)
CompoSecure, Inc., Class A	UBS AG	(1,485,075)	04/21/28	0.00%	1D OBFR01	Monthly	33,289
CompuGroup Medical SE & Co. KgaA, Class A	BNP Paribas SA	(78,758)	03/24/27	(0.45)%	1D ESTR	Monthly	(1,641)
CompuGroup Medical SE & Co. KgaA, Class A	Morgan Stanley & Co. International PLC	(3,287,435)	01/04/27	(0.26)%	1D ESTR	Monthly	(40,753)
Comstock Resources, Inc.	SG Americas Securities LLC	(6,456,509)	12/08/25	(0.15)%	1D OBFR01	Monthly	576,978
Conagra Brands, Inc.	SG Americas Securities LLC	(375,180)	12/08/25	(0.15)%	1D OBFR01	Monthly	18,419
Concentra Group Holdings Parent, Inc.	Barclays Bank PLC	(1,267,328)	12/23/25	(0.15)%	1D OBFR01	Monthly	48,343
CONMED Corp.	Barclays Bank PLC	(1,286,699)	12/23/25	(0.15)%	1D OBFR01	Monthly	125,847
CONMED Corp.	SG Americas Securities LLC	(304,985)	12/08/25	(0.15)%	1D OBFR01	Monthly	16,521
ConnectOne Bancorp, Inc.	Morgan Stanley & Co. International PLC	(4,779,081)	01/04/27	(0.15)%	1D FEDL01	Monthly	43,303
ConnectOne Bancorp, Inc.	SG Americas Securities LLC	(16,422,967)	12/08/25	(0.15)%	1D OBFR01	Monthly	854,150
Consensus Cloud Solutions, Inc.	SG Americas Securities LLC	(635,624)	12/08/25	(0.15)%	1D OBFR01	Monthly	(62,895)
Constellation Energy Corp.	SG Americas Securities LLC	(776,423)	12/08/25	0.00%	1D OBFR01	Monthly	11,113
Cooper Cos, Inc.	UBS AG	(12,857,707)	04/18/28	0.00%	1D OBFR01	Monthly	(215,043)
Core & Main, Inc., Class A	UBS AG	(5,555,436)	04/18/28	0.00%	1D OBFR01	Monthly	(14,466)
Core Laboratories, Inc.	Goldman Sachs Bank USA	(1,970,053)	08/19/26	(0.15)%	1D FEDL01	Monthly	(677,725)
Core Laboratories, Inc.	UBS AG	(301,707)	04/21/28	0.00%	1D OBFR01	Monthly	(103,791)
Corning, Inc.	Citibank N.A.	(35,293,617)	02/24/28	(0.15)%	1D OBFR01	Monthly	(2,072,147)
Corning, Inc.	UBS AG	(25,781,057)	04/18/28	0.00%	1D OBFR01	Monthly	(732,180)
Corp. ACCIONA Energias Renovables SA	UBS AG	(10,554,669)	04/24/28	0.00%	1D ESTR	Monthly	187,890
Corpay, Inc.	SG Americas Securities LLC	(521,517)	12/08/25	(0.15)%	1D OBFR01	Monthly	42,994
Cosmos Pharmaceutical Corp.	Bank of America N.A.	(868,404)	02/15/28	0.00%	1D P TONA	Monthly	76,481
Cosmos Pharmaceutical Corp.	Bank of America N.A.	(627,998)	03/15/28	0.00%	1D P TONA	Monthly	55,308
Cosmos Pharmaceutical Corp.	Barclays Bank PLC	(1,878,985)	05/12/27	(0.19)%	1D P TONA	Monthly	125,123
Cosmos Pharmaceutical Corp.	Barclays Bank PLC	(8,784,906)	09/09/27	(0.19)%	1D P TONA	Monthly	530,120
Cosmos Pharmaceutical Corp.	SG Americas Securities LLC	(850,302)	12/08/25	(0.25)%	1D P TONA	Monthly	152,336
Cosmos Pharmaceutical Corp.	SG Americas Securities LLC	(1,013,821)	12/08/25	(0.25)%	1D P TONA	Monthly	181,632
CoStar Group, Inc.	BNP Paribas SA	(440,299)	04/16/26	0.00%	1D OBFR01	Monthly	(16)
Coterra Energy, Inc.	Morgan Stanley & Co. International PLC	(455,002)	01/06/27	(0.15)%	1D FEDL01	Monthly	(7,030)
Coty, Inc., Class A	Bank of America N.A.	(1,227,522)	02/15/28	(0.15)%	1D OBFR01	Monthly	78,168
Coty, Inc., Class A	UBS AG	(174,760)	04/21/28	0.00%	1D OBFR01	Monthly	11,129
Cousins Properties, Inc.	BNP Paribas SA	(5,150,142)	04/16/26	(0.15)%	1D OBFR01	Monthly	128,097
Cover Corp.	Barclays Bank PLC	(8,082,976)	05/12/27	(4.79)%	1D P TONA	Monthly	409,243
Crane NXT Co.	SG Americas Securities LLC	(14,656,881)	12/08/25	(0.15)%	1D OBFR01	Monthly	1,203,859
Crescent Energy Co., Class A	Bank of America N.A.	(3,723,696)	02/15/28	(0.15)%	1D OBFR01	Monthly	(26,693)
Crescent Energy Co., Class A	SG Americas Securities LLC	(7,167,407)	12/08/25	(0.15)%	1D OBFR01	Monthly	571,202
Crescent Energy Co., Class A	UBS AG	(6,034,285)	04/21/28	0.00%	1D OBFR01	Monthly	(43,257)
Crinetics Pharmaceuticals, Inc.	Morgan Stanley & Co. International PLC	(130,427)	01/04/27	(0.15)%	1D FEDL01	Monthly	(9,904)
Crocs, Inc.	UBS AG	(2,251,727)	04/18/28	0.00%	1D OBFR01	Monthly	31,393
Croda International PLC	JPMorgan Chase Bank N.A.	(7,578,731)	02/10/26	0.00%	1D SONIA	Monthly	(178,877)
Croda International PLC	UBS AG	(412,421)	04/18/28	0.00%	1D SONIA	Monthly	(33,925)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Croda International PLC	UBS AG	$ (6,885,446)	09/03/29	0.00%	1D SONIA	Monthly	$ (566,386)
Crowdstrike Holdings, Inc., Class A	SG Americas Securities LLC	(11,479,994)	12/08/25	(0.15)%	1D OBFR01	Monthly	(744,247)
CSW Industrials, Inc.	Morgan Stanley & Co. International PLC	(27,889)	01/06/27	(0.15)%	1D FEDL01	Monthly	(1,160)
CSW Industrials, Inc.	SG Americas Securities LLC	(7,043,145)	12/08/25	(0.15)%	1D OBFR01	Monthly	(56,012)
CTO Realty Growth, Inc.	Barclays Bank PLC	(4,669,659)	12/23/25	(0.15)%	1D OBFR01	Monthly	(153,246)
CTO Realty Growth, Inc.	BNP Paribas SA	(3,640,526)	04/16/26	(0.15)%	1D OBFR01	Monthly	(176,191)
CTO Realty Growth, Inc.	UBS AG	(185,383)	04/21/28	0.00%	1D OBFR01	Monthly	(8,972)
CTP NV	BNP Paribas SA	(2,768,409)	03/24/27	(0.26)%	1D ESTR	Monthly	108,343
CTP NV	SG Americas Securities LLC	(7,296,464)	12/08/25	(0.26)%	1D ESTR	Monthly	236,617
CTS Eventim AG & Co. KGaA	Bank of America N.A.	(6,304,213)	02/15/28	(0.26)%	1D ESTR	Monthly	125,098
CTS Eventim AG & Co. KGaA	Barclays Bank PLC	(1,051,957)	12/10/26	(0.26)%	1D ESTR	Monthly	22,821
CTS Eventim AG & Co. KGaA	SG Americas Securities LLC	(30,630,142)	12/08/25	(0.25)%	1D ESTR	Monthly	1,119,199
CTS Eventim AG & Co. KGaA	SG Americas Securities LLC	(10,660,544)	12/08/25	(0.20)%	1D ESTR	Monthly	443,456
Cummins, Inc.	Bank of America N.A.	(15,729,785)	02/15/28	(0.15)%	1D OBFR01	Monthly	(530,902)
Cummins, Inc.	Citibank N.A.	(7,189,832)	02/24/28	(0.15)%	1D OBFR01	Monthly	(523,403)
Cummins, Inc.	SG Americas Securities LLC	(719,926)	12/08/25	0.00%	1D OBFR01	Monthly	380
Curbline Properties Corp.	SG Americas Securities LLC	(7,251,082)	12/08/25	(0.15)%	1D OBFR01	Monthly	(66,640)
Customers Bancorp, Inc.	SG Americas Securities LLC	(4,804,103)	12/08/25	(0.15)%	1D OBFR01	Monthly	(186,806)
CVC Capital Partners PLC	Goldman Sachs Bank USA	(456,825)	08/19/26	(0.26)%	1D ESTR	Monthly	16,421
CVC Capital Partners PLC	Goldman Sachs Bank USA	(55,992)	08/19/26	(0.26)%	1D ESTR	Monthly	2,013
CVC Capital Partners PLC	Morgan Stanley & Co. International PLC	(6,161,300)	01/04/27	(0.26)%	1D ESTR	Monthly	112,416
CVC Capital Partners PLC	Morgan Stanley & Co. International PLC	(13,331,388)	01/06/27	(0.26)%	1D ESTR	Monthly	226,345
CVC Capital Partners PLC	SG Americas Securities LLC	(8,567,335)	12/08/25	(0.12)%	1D ESTR	Monthly	584,155
CVC Capital Partners PLC	UBS AG	(8,666,773)	09/03/29	0.00%	1D ESTR	Monthly	311,532
CVS Group PLC	Morgan Stanley & Co. International PLC	(2,413,809)	01/04/27	(0.25)%	1D SONIA	Monthly	248,523
CVS Health Corp.	Barclays Bank PLC	(21,787,042)	12/23/25	(0.15)%	1D OBFR01	Monthly	1,021,102
Cybozu, Inc.	Bank of America N.A.	(585,582)	02/15/28	0.00%	1D P TONA	Monthly	2,552
Cybozu, Inc.	Barclays Bank PLC	(4,392,701)	05/12/27	(0.16)%	1D P TONA	Monthly	176,182
Cybozu, Inc.	BNP Paribas SA	(29,979)	03/24/27	(0.15)%	1D TONA	Monthly	131
Cybozu, Inc.	Citibank N.A.	(907,527)	02/26/26	(0.22)%	1D P TONA	Monthly	45,916
Cybozu, Inc.	JPMorgan Chase Bank N.A.	(955,383)	02/10/26	(0.22)%	1D P TONA	Monthly	34,076
Cybozu, Inc.	Morgan Stanley & Co. International PLC	(2,053,987)	01/06/27	(0.25)%	1D P TONA	Monthly	103,922
Cybozu, Inc.	SG Americas Securities LLC	(350,200)	12/08/25	(0.25)%	1D P TONA	Monthly	13,913
Daetwyler Holding AG	Bank of America N.A.	(793,694)	02/15/28	(0.26)%	SSARON	Monthly	(18,592)
Daetwyler Holding AG	Barclays Bank PLC	(215,779)	12/10/26	(0.26)%	SSARON	Monthly	(3,843)
Daetwyler Holding AG	BNP Paribas SA	(269,009)	03/17/27	(0.26)%	SSARON	Monthly	(6,301)
Daetwyler Holding AG	Goldman Sachs Bank USA	(434,775)	08/19/26	(0.26)%	SSARON	Monthly	(10,184)
Daicel Corp.	Barclays Bank PLC	(5,930,730)	05/12/27	(0.20)%	1D P TONA	Monthly	207,286
Daiei Kankyo Co. Ltd.	Barclays Bank PLC	(9,489,397)	05/12/27	(0.20)%	1D P TONA	Monthly	480,179
Daifuku Co., Ltd.	Bank of America N.A.	(3,520,477)	02/15/28	0.00%	1D P TONA	Monthly	(84,787)
Daifuku Co., Ltd.	Barclays Bank PLC	(2,629,893)	05/12/27	(0.15)%	1D P TONA	Monthly	54,249
Daikin Industries Ltd.	Barclays Bank PLC	(338,181)	05/12/27	0.00%	1D P TONA	Monthly	1,259
Daimler Truck Holding AG	Morgan Stanley & Co. International PLC	(1,281,882)	01/04/27	(0.26)%	1D ESTR	Monthly	3,326
Daio Paper Corp.	Barclays Bank PLC	(1,793,712)	05/12/27	(0.20)%	1D P TONA	Monthly	117,095
Daiseki Co. Ltd.	Barclays Bank PLC	(146,700)	05/12/27	(0.15)%	1D P TONA	Monthly	(4,741)
Daiseki Co. Ltd.	BNP Paribas SA	(1,337,159)	03/24/27	(0.25)%	1D TONA	Monthly	(23,713)
Daiwa House REIT Investment Corp.	Bank of America N.A.	(5,392,097)	02/15/28	(0.16)%	1D P TONA	Monthly	(202,377)
Daiwa House REIT Investment Corp.	Barclays Bank PLC	(4,455,071)	05/12/27	(0.15)%	1D P TONA	Monthly	(61,355)
Daiwa House REIT Investment Corp.	BNP Paribas SA	(73,091)	03/24/27	(0.25)%	1D TONA	Monthly	(2,743)
Daktronics, Inc.	Bank of America N.A.	(1,066,143)	02/15/28	(0.15)%	1D OBFR01	Monthly	62,494
Daktronics, Inc.	Goldman Sachs Bank USA	(511,495)	08/18/26	(0.15)%	1D FEDL01	Monthly	29,982
Daktronics, Inc.	Morgan Stanley & Co. International PLC	(1,059,237)	01/04/27	(0.15)%	1D FEDL01	Monthly	62,090
Daktronics, Inc.	SG Americas Securities LLC	(2,935,184)	12/08/25	(0.15)%	1D OBFR01	Monthly	170,667
Danone SA	Barclays Bank PLC	(250,992)	12/10/26	(0.26)%	1D ESTR	Monthly	2,028

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Danske Bank A/S	Barclays Bank PLC	$ (6,473,018)	05/12/27	(0.26)%	DESTR	Monthly	$ (397,801)
Danske Bank A/S	Goldman Sachs Bank USA	(3,474,810)	08/19/26	0.00%	DETNT/N	Monthly	(221,675)
Danske Bank A/S	UBS AG	(1,731,901)	09/03/29	0.00%	DESTR	Monthly	(110,487)
Dassault Aviation SA	Barclays Bank PLC	(2,893,860)	08/17/26	(0.26)%	1D ESTR	Monthly	(4,091)
Dassault Aviation SA	Barclays Bank PLC	(10,281)	12/10/26	(0.26)%	1D ESTR	Monthly	(30)
Dassault Aviation SA	Citibank N.A.	(1,017,828)	06/25/26	(0.26)%	1D ESTR	Monthly	6,623
Dassault Aviation SA	UBS AG	(2,821,105)	09/03/29	0.00%	1D ESTR	Monthly	(85,224)
Dassault Systemes SE	Barclays Bank PLC	(645,065)	12/10/26	(0.26)%	1D ESTR	Monthly	(2,092)
Datadog, Inc., Class A	SG Americas Securities LLC	(497,433)	12/08/25	0.00%	1D OBFR01	Monthly	(18,186)
Dave, Inc., Class A	Bank of America N.A.	(4,306,485)	02/15/28	(0.15)%	1D OBFR01	Monthly	(366,717)
Dave, Inc., Class A	SG Americas Securities LLC	(418,847)	12/08/25	(0.15)%	1D OBFR01	Monthly	(50,460)
Davide Campari-Milano NV	BNP Paribas SA	(12,719,187)	08/17/26	(0.26)%	1D ESTR	Monthly	(1,372,769)
Davide Campari-Milano NV	BNP Paribas SA	(795,502)	03/22/27	(0.26)%	1D ESTR	Monthly	(88,697)
Davide Campari-Milano NV	SG Americas Securities LLC	(2,001,129)	12/08/25	(0.26)%	1D ESTR	Monthly	(148,390)
Davide Campari-Milano NV	SG Americas Securities LLC	(2,167,351)	12/08/25	(0.26)%	1D ESTR	Monthly	(158,617)
Davide Campari-Milano NV	UBS AG	(5,042,869)	04/18/28	0.00%	1D ESTR	Monthly	(562,273)
Davide Campari-Milano NV	UBS AG	(13,211,489)	09/03/29	0.00%	1D ESTR	Monthly	(1,473,062)
DBS Group Holdings Ltd.	SG Americas Securities LLC	(1,135,157)	12/08/25	0.00%	SORA	Monthly	728
Deckers Outdoor Corp.	UBS AG	(1,660,888)	04/18/28	0.00%	1D OBFR01	Monthly	130,155
Deep Yellow Ltd.	Bank of America N.A.	(429,369)	02/15/28	(0.30)%	1D AONIA	Monthly	110,249
Deep Yellow Ltd.	Barclays Bank PLC	(3,086,534)	05/12/27	(0.25)%	1D AONIA	Monthly	32,090
Definity Financial Corp.	Morgan Stanley & Co. International PLC	(675,063)	01/04/27	(0.20)%	CABROVER	Monthly	7,280
Delivery Hero SE	BNP Paribas SA	(1,569,260)	08/17/26	(0.26)%	1D ESTR	Monthly	74,054
DeNA Co. Ltd.	Barclays Bank PLC	(5,786,241)	05/12/27	(0.19)%	1D P TONA	Monthly	(116,955)
Denka Co., Ltd.	Barclays Bank PLC	(18,054,382)	05/12/27	(0.20)%	1D P TONA	Monthly	420,634
dentalcorp Holdings Ltd.	BNP Paribas SA	(1,353,435)	05/18/26	(0.20)%	CABROVER	Monthly	(534)
dentalcorp Holdings Ltd.	Morgan Stanley & Co. International PLC	(579,168)	01/04/27	(0.72)%	CABROVER	Monthly	—
dentalcorp Holdings Ltd.	UBS AG	(1,275,929)	04/21/28	0.00%	1D CORRA	Monthly	(223)
Deutsche Boerse AG, Class N	SG Americas Securities LLC	(270,388)	12/08/25	0.00%	1D ESTR	Monthly	434
Deutsche Wohnen SE	Morgan Stanley & Co. International PLC	(3,686,802)	01/04/27	(0.26)%	1D ESTR	Monthly	172,593
Dexerials Corp.	Barclays Bank PLC	(5,778,446)	05/12/27	(0.20)%	1D P TONA	Monthly	(271,882)
Diageo PLC	JPMorgan Chase Bank N.A.	(598,029)	02/10/26	0.05%	1D SONIA	Monthly	14,037
Diageo PLC	Morgan Stanley & Co. International PLC	(2,669,719)	01/04/27	(0.25)%	1D SONIA	Monthly	22,494
Diageo PLC	SG Americas Securities LLC	(9,745,589)	12/08/25	(0.25)%	1D SONIA	Monthly	228,755
Diageo PLC	UBS AG	(14,764,022)	09/03/29	0.00%	1D SONIA	Monthly	204,447
Diamondback Energy, Inc.	SG Americas Securities LLC	(17,723,497)	12/08/25	(0.15)%	1D OBFR01	Monthly	592,961
DiamondRock Hospitality Co.	BNP Paribas SA	(1,086,811)	04/16/26	(0.15)%	1D OBFR01	Monthly	(8,403)
DiamondRock Hospitality Co.	SG Americas Securities LLC	(2,800,960)	12/08/25	(0.15)%	1D OBFR01	Monthly	(43,651)
Dick’s Sporting Goods, Inc.	SG Americas Securities LLC	(2,508,816)	12/08/25	(0.15)%	1D OBFR01	Monthly	51,606
D’ieteren Group	Bank of America N.A.	(4,241,835)	02/15/28	(0.26)%	1D ESTR	Monthly	(61,935)
D’ieteren Group	Bank of America N.A.	(1,872,817)	02/15/28	(0.26)%	1D ESTR	Monthly	(27,345)
D’ieteren Group	UBS AG	(4,388,751)	04/18/28	0.00%	1D ESTR	Monthly	(64,080)
D’ieteren Group	UBS AG	(4,092,399)	09/03/29	0.00%	1D ESTR	Monthly	(59,753)
Digital Arts, Inc.	Barclays Bank PLC	(3,484,057)	05/12/27	(0.20)%	1D P TONA	Monthly	196,436
Digital Arts, Inc.	Citibank N.A.	(896,937)	02/26/26	(0.18)%	1D P TONA	Monthly	50,571
Dillard’s, Inc., Class A	Barclays Bank PLC	(10,210,347)	12/23/25	(0.15)%	1D OBFR01	Monthly	92,398
Dime Community Bancshares, Inc.	UBS AG	(1,102,830)	04/21/28	0.00%	1D OBFR01	Monthly	133,654
Dine Brands Global, Inc.	Bank of America N.A.	(783,234)	02/15/28	(0.58)%	1D OBFR01	Monthly	107,438
Dine Brands Global, Inc.	Goldman Sachs Bank USA	(5,664,793)	08/19/26	(0.15)%	1D FEDL01	Monthly	777,055
dip Corp.	Barclays Bank PLC	(132,828)	05/12/27	0.00%	1D P TONA	Monthly	(301)
Distribution Solutions Group, Inc.	Barclays Bank PLC	(311,296)	12/23/25	(0.15)%	1D OBFR01	Monthly	23,379
Distribution Solutions Group, Inc.	BNP Paribas SA	(85,899)	04/16/26	(0.15)%	1D OBFR01	Monthly	4,945
Distribution Solutions Group, Inc.	Goldman Sachs Bank USA	(337,067)	08/19/26	(0.15)%	1D FEDL01	Monthly	19,404
Distribution Solutions Group, Inc.	UBS AG	(365,323)	04/21/28	0.00%	1D OBFR01	Monthly	21,030
DKSH Holding AG	SG Americas Securities LLC	(2,492,188)	12/08/25	(0.26)%	SSARON	Monthly	(21,571)
DocuSign, Inc.	BNP Paribas SA	(4,539,783)	04/16/26	(0.15)%	1D OBFR01	Monthly	(349,625)
Dof Group ASA	BNP Paribas SA	(7,576,338)	03/17/27	(0.25)%	NOWA	Monthly	35,528
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Dof Group ASA	SG Americas Securities LLC	$ (1,201)	12/08/25	(0.26)%	NOWA	Monthly	$ 107
Dometic Group AB	Bank of America N.A.	(1,702,630)	02/15/28	(0.26)%	1D STIBOR	Monthly	105,991
Dominion Energy, Inc.	Barclays Bank PLC	(39,030,627)	12/23/25	(0.15)%	1D OBFR01	Monthly	1,416,382
Domino’s Pizza Group PLC	Morgan Stanley & Co. International PLC	(1,509,922)	01/04/27	(0.25)%	1D SONIA	Monthly	51,876
Donnelley Financial Solutions, Inc.	Morgan Stanley & Co. International PLC	(315,629)	01/04/27	(0.15)%	1D FEDL01	Monthly	36,023
Donnelley Financial Solutions, Inc.	UBS AG	(3,384,091)	04/21/28	0.00%	1D OBFR01	Monthly	537,167
DoorDash, Inc., Class A	SG Americas Securities LLC	(12,864,716)	12/08/25	(0.15)%	1D OBFR01	Monthly	1,101,884
Dorman Products, Inc.	JPMorgan Chase Bank N.A.	(655,918)	02/10/26	(0.15)%	1D OBFR01	Monthly	42,273
Dorman Products, Inc.	UBS AG	(12,056,595)	04/21/28	0.00%	1D OBFR01	Monthly	687,200
Dowlais Group PLC	Morgan Stanley & Co. International PLC	(143,503)	01/04/27	(0.25)%	1D SONIA	Monthly	(4,466)
Dowlais Group PLC	SG Americas Securities LLC	(604,742)	12/08/25	(0.25)%	1D SONIA	Monthly	(23,915)
Dr Ing hc F Porsche AG	BNP Paribas SA	(19,428,491)	08/17/26	(0.26)%	1D ESTR	Monthly	(2,016,659)
Dr Ing hc F Porsche AG	BNP Paribas SA	(5,721,413)	03/24/27	(0.26)%	1D ESTR	Monthly	(595,922)
Dr Ing hc F Porsche AG	SG Americas Securities LLC	(16,901,646)	12/08/25	(0.27)%	1D ESTR	Monthly	(1,109,262)
Dr Ing hc F Porsche AG	SG Americas Securities LLC	(360,277)	12/08/25	(0.26)%	1D ESTR	Monthly	11,035
Dr Martens PLC	Goldman Sachs Bank USA	(2,204,099)	08/19/26	(0.25)%	1D SONIA	Monthly	(23,278)
Drax Group PLC	Morgan Stanley & Co. International PLC	(5,936,319)	01/27/27	(0.25)%	1D SONIA	Monthly	41,269
Drax Group PLC	SG Americas Securities LLC	(12,760,450)	12/08/25	(0.02)%	1D SONIA	Monthly	(344,203)
Dream Finders Homes, Inc., Class A	Barclays Bank PLC	(4,440,997)	12/23/25	(0.15)%	1D OBFR01	Monthly	626,171
Dream Finders Homes, Inc., Class A	SG Americas Securities LLC	(3,269,588)	12/08/25	(0.15)%	1D OBFR01	Monthly	598,885
Dream Industrial Real Estate Investment Trust	Morgan Stanley & Co. International PLC	(3,462,800)	01/04/27	(0.20)%	CABROVER	Monthly	51,774
Driven Brands Holdings, Inc.	SG Americas Securities LLC	(1,484,091)	12/08/25	(0.15)%	1D OBFR01	Monthly	27,408
Driven Brands Holdings, Inc.	UBS AG	(3,213,809)	04/21/28	0.00%	1D OBFR01	Monthly	389,672
DSV A/S	BNP Paribas SA	(1,025,193)	08/17/26	(0.25)%	DESTR	Monthly	(71,939)
DSV A/S	Citibank N.A.	(18,699,998)	07/17/26	0.00%	DESTR	Monthly	(740,429)
DSV A/S	JPMorgan Chase Bank N.A.	(7,904,740)	02/10/26	0.00%	DESTR	Monthly	(483,272)
DSV A/S	JPMorgan Chase Bank N.A.	(13,803,178)	02/10/26	0.00%	DESTR	Monthly	(843,885)
DSV A/S	Morgan Stanley & Co. International PLC	(2,491,269)	01/04/27	(0.26)%	DESTR	Monthly	(79,020)
DSV A/S	Morgan Stanley & Co. International PLC	(25,480,812)	01/06/27	(0.26)%	DESTR	Monthly	(1,008,916)
DTE Energy Co.	Bank of America N.A.	(7,727,173)	02/15/28	(0.15)%	1D OBFR01	Monthly	375,348
DTE Energy Co.	Morgan Stanley & Co. International PLC	(57,504)	01/06/27	(0.15)%	1D FEDL01	Monthly	2,881
DTE Energy Co.	SG Americas Securities LLC	(5,473,341)	12/08/25	(0.15)%	1D OBFR01	Monthly	233,500
DTE Midstream LLC	Morgan Stanley & Co. International PLC	(7,943,602)	01/06/27	(0.15)%	1D FEDL01	Monthly	(129,643)
Duskin Co., Ltd.	Bank of America N.A.	(459,040)	02/15/28	0.00%	1D P TONA	Monthly	3,381
Duskin Co., Ltd.	Barclays Bank PLC	(5,226,085)	05/12/27	(0.20)%	1D P TONA	Monthly	61,952
Duskin Co., Ltd.	Citibank N.A.	(302,537)	02/26/26	(0.15)%	1D P TONA	Monthly	3,586
Duskin Co., Ltd.	Morgan Stanley & Co. International PLC	(1,617,598)	01/06/27	(0.25)%	1D P TONA	Monthly	19,176
Duskin Co., Ltd.	SG Americas Securities LLC	(373,801)	12/08/25	(0.25)%	1D P TONA	Monthly	9,756
Dynex Capital, Inc.	Bank of America N.A.	(5,902,727)	02/15/28	(0.53)%	1D OBFR01	Monthly	22,207
Dynex Capital, Inc.	Barclays Bank PLC	(11,077,353)	12/23/25	(0.15)%	1D OBFR01	Monthly	107,708
Dynex Capital, Inc.	BNP Paribas SA	(9,940,016)	04/16/26	(0.15)%	1D OBFR01	Monthly	37,397
Dynex Capital, Inc.	Citibank N.A.	(10,483,323)	06/25/26	(0.31)%	1D OBFR01	Monthly	101,932
Dynex Capital, Inc.	Morgan Stanley & Co. International PLC	(16,338,742)	01/04/27	(0.27)%	1D FEDL01	Monthly	158,866
Dynex Capital, Inc.	UBS AG	(9,042,196)	04/21/28	0.00%	1D OBFR01	Monthly	33,276
Eagle Materials, Inc.	SG Americas Securities LLC	(926,992)	12/08/25	(0.15)%	1D OBFR01	Monthly	96,608
East Japan Railway Co.	Bank of America N.A.	(930,738)	02/15/28	0.00%	1D P TONA	Monthly	(38,934)
East Japan Railway Co.	Bank of America N.A.	(328,220)	03/15/28	0.00%	1D P TONA	Monthly	(13,730)
East Japan Railway Co.	Barclays Bank PLC	(14,715,926)	05/12/27	(0.20)%	1D P TONA	Monthly	(283,462)
East Japan Railway Co.	Barclays Bank PLC	(18,152,278)	09/09/27	(0.20)%	1D P TONA	Monthly	(349,654)
East Japan Railway Co.	JPMorgan Chase Bank N.A.	(9,322,184)	02/10/26	(0.15)%	1D P TONA	Monthly	(433,158)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Eastern Bankshares, Inc.	Barclays Bank PLC	$ (16,910,396)	12/23/25	(0.15)%	1D OBFR01	Monthly	$ 790,807
Eastern Bankshares, Inc.	BNP Paribas SA	(2,508,506)	04/16/26	(0.15)%	1D OBFR01	Monthly	163,220
Eastern Bankshares, Inc.	UBS AG	(4,442,944)	04/21/28	0.00%	1D OBFR01	Monthly	289,088
EastGroup Properties, Inc.	Morgan Stanley & Co. International PLC	(9,627,543)	01/06/27	(0.15)%	1D FEDL01	Monthly	327,188
easyJet PLC	Bank of America N.A.	(114,616)	02/15/28	(0.25)%	1D SONIA	Monthly	(941)
easyJet PLC	BNP Paribas SA	(4,117,748)	03/22/27	(0.25)%	1D SONIA	Monthly	(30,895)
easyJet PLC	JPMorgan Chase Bank N.A.	(291,860)	02/10/26	(0.25)%	1D SONIA	Monthly	(8,138)
easyJet PLC	Morgan Stanley & Co. International PLC	(7,137,225)	01/04/27	(0.25)%	1D SONIA	Monthly	110,879
Ebara Corp.	Barclays Bank PLC	(944,611)	05/12/27	(0.15)%	1D P TONA	Monthly	(12,746)
Ebara Corp.	Barclays Bank PLC	(743,285)	09/09/27	(0.20)%	1D P TONA	Monthly	(734)
EchoStar Corp., Class A	Bank of America N.A.	(9,726,907)	02/15/28	(0.15)%	1D OBFR01	Monthly	(2,599)
EchoStar Corp., Class A	UBS AG	(2,288,763)	04/18/28	0.00%	1D OBFR01	Monthly	(612)
Ecovyst, Inc.	Goldman Sachs Bank USA	(2,826,417)	08/18/26	(0.15)%	1D FEDL01	Monthly	54,159
Ecovyst, Inc.	SG Americas Securities LLC	(2,393,509)	12/08/25	(0.15)%	1D OBFR01	Monthly	40,227
Edenred SE	Barclays Bank PLC	(70,158)	12/10/26	(0.26)%	1D ESTR	Monthly	(35)
Edenred SE	Morgan Stanley & Co. International PLC	(355,829)	01/04/27	(0.26)%	1D ESTR	Monthly	15,786
Edgewell Personal Care Co.	SG Americas Securities LLC	(2,880,286)	12/08/25	(0.15)%	1D OBFR01	Monthly	125,044
EDP Renovaveis SA	Bank of America N.A.	(6,010,490)	02/15/28	(0.26)%	1D ESTR	Monthly	243,506
EDP Renovaveis SA	Barclays Bank PLC	(4,673,097)	08/17/26	(0.26)%	1D ESTR	Monthly	196,096
EDP Renovaveis SA	Morgan Stanley & Co. International PLC	(5,744,879)	01/04/27	(0.26)%	1D ESTR	Monthly	224,838
EDP Renovaveis SA	Morgan Stanley & Co. International PLC	(18,359)	01/06/27	(0.26)%	1D ESTR	Monthly	770
EDP Renovaveis SA	UBS AG	(3,437,731)	04/18/28	0.00%	1D ESTR	Monthly	139,274
EDP Renovaveis SA	UBS AG	(12,623,521)	09/03/29	0.00%	1D ESTR	Monthly	515,749
Edwards Lifesciences Corp.	UBS AG	(1,047,596)	04/18/28	0.00%	1D OBFR01	Monthly	1,635
eGuarantee, Inc.	Bank of America N.A.	(1,308,799)	02/15/28	(0.25)%	1D P TONA	Monthly	(46,564)
eGuarantee, Inc.	Barclays Bank PLC	(2,269,174)	05/12/27	(0.20)%	1D P TONA	Monthly	37,054
eGuarantee, Inc.	BNP Paribas SA	(837,671)	03/24/27	(0.25)%	1D TONA	Monthly	(29,803)
eGuarantee, Inc.	SG Americas Securities LLC	(688,550)	12/08/25	(0.25)%	1D P TONA	Monthly	14,995
Elanco Animal Health, Inc.	Morgan Stanley & Co. International PLC	(16,796,602)	01/06/27	(0.15)%	1D FEDL01	Monthly	(393,680)
Elders Ltd.	Barclays Bank PLC	(3,908,306)	05/12/27	(0.25)%	1D AONIA	Monthly	159,466
Elders Ltd.	Morgan Stanley & Co. International PLC	(1,067,097)	01/06/27	(0.30)%	1D AONIA	Monthly	43,539
Electric Power Development Co. Ltd., Class D	Barclays Bank PLC	(1,202,012)	05/12/27	(0.15)%	1D P TONA	Monthly	4,651
Element Fleet Management Corp.	Bank of America N.A.	(1,499,468)	02/15/28	(0.20)%	CABROVER	Monthly	(16,429)
Element Fleet Management Corp.	Goldman Sachs Bank USA	(1,306,385)	08/18/26	(0.20)%	1D CORRA	Monthly	(14,314)
Element Fleet Management Corp.	Morgan Stanley & Co. International PLC	(14,434,465)	01/06/27	(0.20)%	CABROVER	Monthly	(244,455)
Element Fleet Management Corp.	SG Americas Securities LLC	(277,655)	12/08/25	(0.20)%	CABROVER	Monthly	(11,623)
Elevance Health, Inc.	BNP Paribas SA	(570,000)	04/16/26	0.00%	1D OBFR01	Monthly	(8)
elf Beauty, Inc.	Bank of America N.A.	(4,344,460)	02/15/28	(0.15)%	1D OBFR01	Monthly	386,880
elf Beauty, Inc.	SG Americas Securities LLC	(6,108,172)	12/08/25	(0.15)%	1D OBFR01	Monthly	965,468
Eli Lilly & Co.	BNP Paribas SA	(9,125,097)	04/16/26	0.20%	1D OBFR01	Monthly	(601,061)
Elia Group SA/NV	BNP Paribas SA	(7,224,958)	08/17/26	(0.26)%	1D ESTR	Monthly	(5,293)
Elis SA	Morgan Stanley & Co. International PLC	(217,477)	01/04/27	(0.26)%	1D ESTR	Monthly	(52)
Elkem ASA	BNP Paribas SA	(965,075)	03/17/27	(0.25)%	NOWA	Monthly	69,798
Elkem ASA	UBS AG	(254,972)	04/24/28	0.00%	NOWA	Monthly	18,441
Elme Communities	Barclays Bank PLC	(1,956,804)	12/23/25	(0.15)%	1D OBFR01	Monthly	41,514
Elme Communities	Morgan Stanley & Co. International PLC	(5,411,083)	01/04/27	(0.15)%	1D FEDL01	Monthly	80,773
Embecta Corp.	Bank of America N.A.	(637,453)	02/15/28	(0.15)%	1D OBFR01	Monthly	24,800
Embecta Corp.	Barclays Bank PLC	(2,323,662)	12/23/25	(0.15)%	1D OBFR01	Monthly	148,388
Embecta Corp.	BNP Paribas SA	(837,977)	04/16/26	(0.15)%	1D OBFR01	Monthly	32,601
Embecta Corp.	Goldman Sachs Bank USA	(1,034,601)	08/19/26	(0.15)%	1D FEDL01	Monthly	40,251
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Embecta Corp.	UBS AG	$ (764,885)	04/21/28	0.00%	1D OBFR01	Monthly	$ 29,758
Embracer Group AB	SG Americas Securities LLC	(592,029)	12/08/25	(0.25)%	1D STIBOR	Monthly	23,484
Emera, Inc.	Morgan Stanley & Co. International PLC	(18,636,166)	01/04/27	(0.20)%	CABROVER	Monthly	678,658
Emera, Inc.	Morgan Stanley & Co. International PLC	(5,303,368)	01/06/27	(0.20)%	CABROVER	Monthly	193,128
Empire State Realty Trust, Inc., Class A	Bank of America N.A.	(1,051,222)	02/15/28	(0.15)%	1D OBFR01	Monthly	1,421
Empire State Realty Trust, Inc., Class A	BNP Paribas SA	(2,737,598)	04/16/26	(0.15)%	1D OBFR01	Monthly	10,600
Empire State Realty Trust, Inc., Class A	UBS AG	(5,243,127)	04/21/28	0.00%	1D OBFR01	Monthly	11,879
Enbridge, Inc.	Barclays Bank PLC	(534,439)	12/23/25	(0.20)%	CABROVER	Monthly	10,652
Enbridge, Inc.	BNP Paribas SA	(527,423)	08/17/26	(0.20)%	CABROVER	Monthly	11,749
Enbridge, Inc.	Morgan Stanley & Co. International PLC	(31,244,846)	01/04/27	(0.20)%	CABROVER	Monthly	622,743
Enbridge, Inc.	Morgan Stanley & Co. International PLC	(19,237,300)	01/06/27	(0.20)%	CABROVER	Monthly	383,420
Ence Energia y Celulosa SA	Bank of America N.A.	(682,487)	02/15/28	0.00%	1D ESTR	Monthly	24,907
Ence Energia y Celulosa SA	BNP Paribas SA	(137,014)	03/17/27	(0.78)%	1D ESTR	Monthly	5,000
Ence Energia y Celulosa SA	Morgan Stanley & Co. International PLC	(413,336)	01/04/27	(0.55)%	1D ESTR	Monthly	12,167
Ence Energia y Celulosa SA	SG Americas Securities LLC	(380,542)	12/08/25	(0.67)%	1D ESTR	Monthly	12,011
Endeavour Group Ltd.	Barclays Bank PLC	(260,914)	05/12/27	0.00%	1D AONIA	Monthly	197
Enel SpA	Bank of America N.A.	(4,018,984)	02/15/28	(0.26)%	1D ESTR	Monthly	(161,525)
Enel SpA	JPMorgan Chase Bank N.A.	(8,127,749)	02/10/26	(0.26)%	1D ESTR	Monthly	(544,571)
Enel SpA	Morgan Stanley & Co. International PLC	(12,432,669)	01/06/27	(0.26)%	1D ESTR	Monthly	(432,581)
Enel SpA	UBS AG	(2,587,750)	09/03/29	0.00%	1D ESTR	Monthly	(104,003)
Energy Fuels Inc/Canada	Morgan Stanley & Co. International PLC	(7,813,216)	01/04/27	(0.47)%	CABROVER	Monthly	723,719
Energy Fuels Inc/Canada	Morgan Stanley & Co. International PLC	(114,509)	01/06/27	(0.47)%	CABROVER	Monthly	10,607
Energy Fuels Inc/Canada	UBS AG	(5,629,442)	09/04/29	0.00%	1D CORRA	Monthly	1,003,823
Energy Recovery, Inc.	Morgan Stanley & Co. International PLC	(3,238,669)	01/04/27	(0.15)%	1D FEDL01	Monthly	20,688
Enerpac Tool Group Corp., Class A	SG Americas Securities LLC	(2,587,623)	12/08/25	(0.15)%	1D OBFR01	Monthly	(81,290)
Enerpac Tool Group Corp., Class A	UBS AG	(8,501,903)	04/21/28	0.00%	1D OBFR01	Monthly	(153,966)
Enlight Renewable Energy Ltd.	Bank of America N.A.	(3,829,881)	02/15/28	(2.00)%	SHIR	Monthly	47,995
Enlight Renewable Energy Ltd.	Barclays Bank PLC	(3,112,657)	04/06/26	(2.01)%	SHIR	Monthly	(106,956)
Enlight Renewable Energy Ltd.	BNP Paribas SA	(225,250)	06/17/27	(3.50)%	SHIR	Monthly	2,823
Enlight Renewable Energy Ltd.	Morgan Stanley & Co. International PLC	(202,638)	05/23/27	(0.75)%	SHIR	Monthly	(6,963)
Enovix Corp.	Barclays Bank PLC	(5,502,090)	12/23/25	(0.50)%	1D OBFR01	Monthly	(380,216)
Enovix Corp.	Morgan Stanley & Co. International PLC	(991,283)	01/04/27	(0.57)%	1D FEDL01	Monthly	(68,501)
Enovix Corp.	SG Americas Securities LLC	(1,206,498)	12/08/25	(0.85)%	1D OBFR01	Monthly	63,851
Ensign Group, Inc.	Bank of America N.A.	(3,148,292)	02/15/28	(0.15)%	1D OBFR01	Monthly	(38,217)
Ensign Group, Inc.	BNP Paribas SA	(3,534,066)	04/16/26	(0.15)%	1D OBFR01	Monthly	(42,900)
Entegris, Inc.	UBS AG	(19,306,766)	04/18/28	0.00%	1D OBFR01	Monthly	500,210
Enviri Corp.	SG Americas Securities LLC	(5,816,060)	12/08/25	(0.15)%	1D OBFR01	Monthly	(231,700)
Enviri Corp.	UBS AG	(3,142,899)	04/21/28	0.00%	1D OBFR01	Monthly	73,634
Envista Holdings Corp.	Morgan Stanley & Co. International PLC	(3,385,619)	01/04/27	(0.15)%	1D FEDL01	Monthly	(74,064)
Eos Energy Enterprises, Inc., Class A	Barclays Bank PLC	(2,149,228)	12/23/25	(1.38)%	1D OBFR01	Monthly	(138,430)
Eos Energy Enterprises, Inc., Class A	Morgan Stanley & Co. International PLC	(4,131,786)	01/04/27	(1.17)%	1D FEDL01	Monthly	(266,124)
Eos Energy Enterprises, Inc., Class A	SG Americas Securities LLC	(557,988)	12/08/25	(3.00)%	1D OBFR01	Monthly	(45,558)
Epiroc AB, Class B	BNP Paribas SA	(3,382,642)	08/17/26	(0.25)%	1D STIBOR	Monthly	194,236
Epiroc AB, Class B	SG Americas Securities LLC	(609,266)	12/08/25	(0.26)%	1D STIBOR	Monthly	50,434
Epiroc AB, Class B	UBS AG	(4,868,553)	09/03/29	0.00%	TN STIBOR	Monthly	279,559

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
EQB, Inc.	Barclays Bank PLC	$ (78,331)	12/23/25	(0.20)%	CABROVER	Monthly	$ (1,472)
EQB, Inc.	Morgan Stanley & Co. International PLC	(4,469,049)	01/04/27	(0.20)%	CABROVER	Monthly	(83,966)
EQT AB	Barclays Bank PLC	(2,438,718)	01/18/27	(0.26)%	1D STIBOR	Monthly	(46,213)
EQT AB	SG Americas Securities LLC	(16,868,841)	12/08/25	(0.26)%	1D STIBOR	Monthly	862,668
EQT Corp.	SG Americas Securities LLC	(7,107,821)	12/08/25	(0.15)%	1D OBFR01	Monthly	178,694
EQT Corp.	UBS AG	(10,357,088)	04/18/28	0.00%	1D OBFR01	Monthly	331,091
Equinox Gold Corp.	Morgan Stanley & Co. International PLC	(32,716,349)	01/04/27	(0.20)%	CABROVER	Monthly	(20,367)
Equinox Gold Corp.	Morgan Stanley & Co. International PLC	(25,354,809)	01/06/27	(0.20)%	CABROVER	Monthly	(16,464)
Equity LifeStyle Properties, Inc.	UBS AG	(265,335)	04/18/28	0.00%	1D OBFR01	Monthly	(1,453)
Equity Residential	Barclays Bank PLC	(1,418,208)	12/23/25	(0.15)%	1D OBFR01	Monthly	23,152
Eramet SA	Bank of America N.A.	(1,352,533)	02/15/28	(0.26)%	1D ESTR	Monthly	131,675
Eramet SA	Barclays Bank PLC	(1,427,060)	12/10/26	(0.26)%	1D ESTR	Monthly	(5,888)
ERG SpA	Barclays Bank PLC	(16,465,713)	12/10/26	(0.26)%	1D ESTR	Monthly	87,939
ERG SpA	BNP Paribas SA	(1,281,370)	03/17/27	(0.26)%	1D ESTR	Monthly	2,296
ERG SpA	SG Americas Securities LLC	(2,419,697)	12/08/25	(0.26)%	1D ESTR	Monthly	15,060
Erste Group Bank AG	BNP Paribas SA	(307,699)	08/17/26	(0.26)%	1D ESTR	Monthly	(22,749)
Erste Group Bank AG	Morgan Stanley & Co. International PLC	(11,823,090)	01/06/27	(0.26)%	1D ESTR	Monthly	(1,075,174)
Erste Group Bank AG	UBS AG	(2,207,379)	09/03/29	0.00%	1D ESTR	Monthly	(177,443)
ES-Con Japan Ltd.	Bank of America N.A.	(650,019)	02/15/28	0.00%	1D P TONA	Monthly	10,279
ES-Con Japan Ltd.	Barclays Bank PLC	(1,759,655)	05/12/27	(0.19)%	1D P TONA	Monthly	67,753
ES-Con Japan Ltd.	BNP Paribas SA	(197,975)	03/24/27	(0.25)%	1D TONA	Monthly	3,131
ES-Con Japan Ltd.	JPMorgan Chase Bank N.A.	(125,920)	02/10/26	(0.25)%	1D P TONA	Monthly	1,869
ES-Con Japan Ltd.	Morgan Stanley & Co. International PLC	(621,452)	01/06/27	(0.25)%	1D P TONA	Monthly	23,928
ES-Con Japan Ltd.	UBS AG	(252,749)	04/03/28	0.00%	1D P TONA	Monthly	3,997
Esquire Financial Holdings, Inc.	BNP Paribas SA	(193,565)	04/16/26	(0.15)%	1D OBFR01	Monthly	17,409
Esquire Financial Holdings, Inc.	Morgan Stanley & Co. International PLC	(413,939)	01/04/27	(0.15)%	1D FEDL01	Monthly	31,892
Esquire Financial Holdings, Inc.	SG Americas Securities LLC	(316,216)	12/08/25	(0.15)%	1D OBFR01	Monthly	30,876
Esquire Financial Holdings, Inc.	UBS AG	(411,043)	04/21/28	0.00%	1D OBFR01	Monthly	36,969
Essex Property Trust, Inc.	Barclays Bank PLC	(13,210,207)	12/23/25	(0.15)%	1D OBFR01	Monthly	622,463
EssilorLuxottica SA	Bank of America N.A.	(1,432,652)	02/15/28	0.00%	1D ESTR	Monthly	(251,954)
EssilorLuxottica SA	Barclays Bank PLC	(2,713,012)	12/10/26	(0.26)%	1D ESTR	Monthly	7,389
EssilorLuxottica SA	UBS AG	(18,631,637)	04/18/28	0.00%	1D ESTR	Monthly	(3,276,661)
EssilorLuxottica SA	UBS AG	(21,457,075)	09/03/29	0.00%	1D ESTR	Monthly	(3,773,558)
Establishment Labs Holdings, Inc.	Barclays Bank PLC	(4,592,132)	12/23/25	(1.00)%	1D OBFR01	Monthly	175,026
Establishment Labs Holdings, Inc.	BNP Paribas SA	(1,452,701)	04/16/26	(0.54)%	1D OBFR01	Monthly	(100,063)
Estee Lauder Cos, Inc., Class A	SG Americas Securities LLC	(20,844,941)	12/08/25	(0.15)%	1D OBFR01	Monthly	(202,441)
Everest Group Ltd.	Barclays Bank PLC	(14,769,175)	12/23/25	(0.15)%	1D OBFR01	Monthly	1,436,987
Everest Group Ltd.	SG Americas Securities LLC	(33,737,230)	12/08/25	(0.15)%	1D OBFR01	Monthly	4,143,100
Evolus, Inc.	Barclays Bank PLC	(1,759,358)	12/23/25	(0.15)%	1D OBFR01	Monthly	89,473
Evolv Technologies Holdings, Inc., Class A	BNP Paribas SA	(582,586)	04/16/26	(0.15)%	1D OBFR01	Monthly	36,676
Evolv Technologies Holdings, Inc., Class A	SG Americas Securities LLC	(558,992)	12/08/25	(0.15)%	1D OBFR01	Monthly	20,188
Exchange Income Corp.	BNP Paribas SA	(661,288)	05/18/26	(0.85)%	CABROVER	Monthly	11,418
Exchange Income Corp.	Morgan Stanley & Co. International PLC	(2,836,403)	01/04/27	(0.32)%	CABROVER	Monthly	7,312
Exchange Income Corp.	SG Americas Securities LLC	(49,329)	12/08/25	(0.50)%	CABROVER	Monthly	624
Exchange Income Corp.	UBS AG	(418,894)	04/21/28	0.00%	1D CORRA	Monthly	7,232
Exelon Corp.	Morgan Stanley & Co. International PLC	(8,322,919)	01/06/27	(0.15)%	1D FEDL01	Monthly	209,488
EXOR NV	Bank of America N.A.	(27,238,526)	02/15/28	0.00%	1D ESTR	Monthly	239,444
EXOR NV	Bank of America N.A.	(7,277,549)	02/15/28	0.00%	1D ESTR	Monthly	63,974
EXOR NV	BNP Paribas SA	(820,952)	03/24/27	(0.26)%	1D ESTR	Monthly	7,995
Expand Energy Corp.	SG Americas Securities LLC	(1,257,898)	12/08/25	(0.15)%	1D OBFR01	Monthly	(11,369)
Expro Group Holdings NV	Barclays Bank PLC	(2,429,787)	12/23/25	(0.15)%	1D OBFR01	Monthly	(12,590)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Expro Group Holdings NV	SG Americas Securities LLC	$ (1,037,219)	12/08/25	(0.15)%	1D OBFR01	Monthly	$ (33,917)
Extra Space Storage, Inc.	UBS AG	(13,896,794)	04/18/28	0.00%	1D OBFR01	Monthly	1,288,615
Exxon Mobil Corp.	UBS AG	(29,446,404)	04/18/28	0.00%	1D OBFR01	Monthly	(396,409)
Ezaki Glico Co., Ltd.	Barclays Bank PLC	(9,902,082)	05/12/27	(0.20)%	1D P TONA	Monthly	177,752
Ezaki Glico Co., Ltd.	JPMorgan Chase Bank N.A.	(1,549,744)	02/10/26	(0.23)%	1D P TONA	Monthly	9,446
Ezaki Glico Co., Ltd.	SG Americas Securities LLC	(302,232)	12/08/25	(0.25)%	1D P TONA	Monthly	1,842
F&G Annuities & Life, Inc.	Barclays Bank PLC	(1,514,594)	12/23/25	(0.15)%	1D OBFR01	Monthly	(8,734)
F&G Annuities & Life, Inc.	BNP Paribas SA	(29)	04/16/26	(0.15)%	1D OBFR01	Monthly	—
F&G Annuities & Life, Inc.	BNP Paribas SA	(2,424,908)	04/16/26	(0.15)%	1D OBFR01	Monthly	(22,285)
F&G Annuities & Life, Inc.	Goldman Sachs Bank USA	(517,529)	08/19/26	(0.15)%	1D FEDL01	Monthly	(4,756)
Fabege AB	BNP Paribas SA	(1,282,121)	11/17/25	(0.25)%	1D STIBOR	Monthly	(31,405)
Fabrinet	Barclays Bank PLC	(1,104,259)	12/23/25	(0.15)%	1D OBFR01	Monthly	(18,314)
Fair Isaac Corp.	Morgan Stanley & Co. International PLC	(4,882,860)	01/06/27	(0.15)%	1D FEDL01	Monthly	(245,087)
FANUC Corp.	Barclays Bank PLC	(736,125)	05/12/27	0.00%	1D P TONA	Monthly	(38,092)
FANUC Corp.	Barclays Bank PLC	(423,462)	09/09/27	0.00%	1D P TONA	Monthly	(20,378)
Farmland Partners, Inc.	BNP Paribas SA	(3,749,429)	04/16/26	(0.15)%	1D OBFR01	Monthly	80,476
Fast Retailing Co. Ltd.	Bank of America N.A.	(646,648)	02/15/28	(0.15)%	1D P TONA	Monthly	(50,879)
Fast Retailing Co. Ltd.	Barclays Bank PLC	(25,663,558)	05/12/27	(0.20)%	1D P TONA	Monthly	(512,079)
Fast Retailing Co. Ltd.	Barclays Bank PLC	(7,763,198)	09/09/27	(0.20)%	1D P TONA	Monthly	(166,589)
Fast Retailing Co. Ltd.	Citibank N.A.	(16,557,135)	02/26/26	(0.15)%	1D P TONA	Monthly	(330,374)
Fast Retailing Co. Ltd.	JPMorgan Chase Bank N.A.	(8,122,951)	02/10/26	(0.15)%	1D P TONA	Monthly	(1,715,858)
Fastenal Co.	Morgan Stanley & Co. International PLC	(17,927,521)	01/06/27	(0.15)%	1D FEDL01	Monthly	541,810
FB Financial Corp.	Morgan Stanley & Co. International PLC	(11,558,622)	01/04/27	(0.15)%	1D FEDL01	Monthly	108,124
FB Financial Corp.	UBS AG	(10,036,809)	04/21/28	0.00%	1D OBFR01	Monthly	453,598
FDJ UNITED, Class A	Morgan Stanley & Co. International PLC	(4,848,529)	01/04/27	(0.26)%	1D ESTR	Monthly	195,422
FDJ UNITED, Class A	UBS AG	(698,350)	09/03/29	0.00%	1D ESTR	Monthly	60,131
FedEx Corp.	SG Americas Securities LLC	(439,357)	12/08/25	0.00%	1D OBFR01	Monthly	(8,635)
Ferrari NV	BNP Paribas SA	(13,496,013)	03/22/27	(0.10)%	1D ESTR	Monthly	(525,709)
Ferrari NV	JPMorgan Chase Bank N.A.	(953,673)	02/10/26	(0.10)%	1D ESTR	Monthly	161,963
Ferrari NV	JPMorgan Chase Bank N.A.	(11,989,656)	02/10/26	(0.10)%	1D ESTR	Monthly	2,036,212
Ferrari NV	SG Americas Securities LLC	(27,526,888)	12/08/25	(0.12)%	1D ESTR	Monthly	4,389,086
Ferrovial SE	Barclays Bank PLC	(66,511,726)	08/17/26	0.10%	1D ESTR	Monthly	1,205,161
Ferrovial SE	SG Americas Securities LLC	(25,393,234)	12/08/25	0.10%	1D ESTR	Monthly	(521,845)
Ferrovial SE	UBS AG	(30,234,754)	04/18/28	0.00%	1D ESTR	Monthly	(577,384)
Fevertree Drinks PLC	Barclays Bank PLC	(3,983,277)	12/10/26	(0.25)%	1D SONIA	Monthly	163,339
Fidelis Insurance Holdings Ltd.	Barclays Bank PLC	(1,722,587)	12/23/25	(0.15)%	1D OBFR01	Monthly	12,365
Fidelis Insurance Holdings Ltd.	BNP Paribas SA	(738,338)	04/16/26	(0.15)%	1D OBFR01	Monthly	19,588
Fidelis Insurance Holdings Ltd.	UBS AG	(3,514,804)	04/21/28	0.00%	1D OBFR01	Monthly	93,246
Fielmann Group AG	SG Americas Securities LLC	(8,828,370)	12/08/25	(0.26)%	1D ESTR	Monthly	450,703
Financial Institutions, Inc.	Citibank N.A.	(469,354)	06/25/26	(0.15)%	1D OBFR01	Monthly	(31,725)
Financial Institutions, Inc.	Morgan Stanley & Co. International PLC	(751,046)	01/04/27	(0.15)%	1D FEDL01	Monthly	(50,765)
Financial Institutions, Inc.	SG Americas Securities LLC	(106,213)	12/08/25	(0.75)%	1D OBFR01	Monthly	(5,460)
Financial Institutions, Inc.	UBS AG	(16,889)	04/21/28	0.00%	1D OBFR01	Monthly	(908)
Financiere de Tubize SA	BNP Paribas SA	(291,381)	03/24/27	(0.26)%	1D ESTR	Monthly	25,921
Financiere de Tubize SA	Morgan Stanley & Co. International PLC	(1,301,717)	01/04/27	(0.26)%	1D ESTR	Monthly	86,756
Financiere de Tubize SA	UBS AG	(186,646)	04/24/28	0.00%	1D ESTR	Monthly	17,651
Fincantieri SpA	Bank of America N.A.	(1,592,584)	02/15/28	(0.26)%	1D ESTR	Monthly	40,265
Fincantieri SpA	SG Americas Securities LLC	(488,379)	12/08/25	(0.26)%	1D ESTR	Monthly	15,673
FinecoBank Banca Fineco SpA	Morgan Stanley & Co. International PLC	(2,373,528)	01/04/27	(0.26)%	1D ESTR	Monthly	(48,266)
Firefly Aerospace, Inc.	Morgan Stanley & Co. International PLC	(102,835)	01/04/27	(1.52)%	1D FEDL01	Monthly	7,760
First Advantage Corp.	BNP Paribas SA	(8,768,741)	04/16/26	(0.15)%	1D OBFR01	Monthly	1,036,743
First Advantage Corp.	Goldman Sachs Bank USA	(3,937,898)	08/18/26	(0.15)%	1D FEDL01	Monthly	471,999
First Advantage Corp.	SG Americas Securities LLC	(8,380,412)	12/08/25	(0.15)%	1D OBFR01	Monthly	1,273,789

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
First Bank of Toyama Ltd.	Bank of America N.A.	$ (37,150)	02/15/28	(0.25)%	1D P TONA	Monthly	$ 274
First Bank of Toyama Ltd.	Barclays Bank PLC	(25,930)	05/12/27	(0.20)%	1D P TONA	Monthly	400
First Bank of Toyama Ltd.	BNP Paribas SA	(37,150)	03/24/27	(0.25)%	1D TONA	Monthly	274
First Bank of Toyama Ltd.	Citibank N.A.	(39,374)	02/26/26	(0.25)%	1D P TONA	Monthly	607
First Bank of Toyama Ltd.	Morgan Stanley & Co. International PLC	(17,286)	01/06/27	(0.25)%	1D P TONA	Monthly	267
First Busey Corp.	Barclays Bank PLC	(939,316)	12/23/25	(0.15)%	1D OBFR01	Monthly	37,895
First Busey Corp.	Morgan Stanley & Co. International PLC	(1,346,623)	01/04/27	(0.15)%	1D FEDL01	Monthly	54,327
First Horizon Corp.	Morgan Stanley & Co. International PLC	(210,654)	01/06/27	(0.15)%	1D FEDL01	Monthly	(7,560)
First Solar, Inc.	SG Americas Securities LLC	(5,370,329)	12/08/25	(0.15)%	1D OBFR01	Monthly	(825,615)
First Solar, Inc.	UBS AG	(2,247,502)	04/18/28	0.00%	1D OBFR01	Monthly	(207,278)
FirstCash Holdings, Inc.	UBS AG	(17,442,592)	04/18/28	0.00%	1D OBFR01	Monthly	32,001
FirstEnergy Corp.	Morgan Stanley & Co. International PLC	(98,600)	01/06/27	(0.15)%	1D FEDL01	Monthly	3,044
Firstsun Capital Bancorp	UBS AG	(136,231)	04/21/28	0.00%	1D OBFR01	Monthly	22,572
Fixstars Corp.	Bank of America N.A.	(788,035)	02/15/28	0.00%	1D P TONA	Monthly	(27,600)
Fixstars Corp.	Barclays Bank PLC	(650,232)	05/12/27	(0.61)%	1D P TONA	Monthly	(22,080)
Fixstars Corp.	BNP Paribas SA	(780,481)	03/24/27	(1.20)%	1D TONA	Monthly	(27,335)
Fixstars Corp.	Citibank N.A.	(568,323)	02/26/26	(0.68)%	1D P TONA	Monthly	(19,299)
Fixstars Corp.	Morgan Stanley & Co. International PLC	(197,842)	01/06/27	(0.97)%	1D P TONA	Monthly	(6,718)
Fixstars Corp.	UBS AG	(98,190)	04/03/28	0.00%	1D P TONA	Monthly	(3,439)
Flagstar Bank NA	Morgan Stanley & Co. International PLC	(37,341)	01/06/27	(0.15)%	1D FEDL01	Monthly	260
Fletcher Building Ltd.	Bank of America N.A.	(4,033,116)	02/15/28	(0.30)%	1D AONIA	Monthly	(123,831)
Fletcher Building Ltd.	Barclays Bank PLC	(3,403,472)	05/12/27	(0.25)%	1D AONIA	Monthly	(91,880)
Fletcher Building Ltd.	Morgan Stanley & Co. International PLC	(315,351)	01/06/27	(0.30)%	1D AONIA	Monthly	(9,743)
FLSmidth & Co A/S, Class B	Barclays Bank PLC	(1,308,498)	02/19/27	(0.26)%	DESTR	Monthly	(36,562)
FLSmidth & Co A/S, Class B	UBS AG	(3,881,554)	04/24/28	0.00%	DESTR	Monthly	(280,256)
Fluence Energy, Inc., Class A	Barclays Bank PLC	(2,410,376)	12/23/25	(0.63)%	1D OBFR01	Monthly	(915,373)
Fluence Energy, Inc., Class A	BNP Paribas SA	(2,486,976)	04/16/26	(0.56)%	1D OBFR01	Monthly	51,039
Flushing Financial Corp.	Morgan Stanley & Co. International PLC	(245,977)	01/04/27	(0.15)%	1D FEDL01	Monthly	(10,116)
Flutter Entertainment PLC	BNP Paribas SA	(615,186)	04/16/26	0.00%	1D OBFR01	Monthly	(14)
Flywire Corp.	Morgan Stanley & Co. International PLC	(1,162,701)	01/04/27	(0.15)%	1D FEDL01	Monthly	15,503
FMC Corp.	UBS AG	(38,085)	04/21/28	0.00%	1D OBFR01	Monthly	(7)
Ford Motor Co.	Barclays Bank PLC	(29,549,758)	12/23/25	(0.15)%	1D OBFR01	Monthly	(1,650,707)
Fortinet, Inc.	UBS AG	(317,416)	04/18/28	0.00%	1D OBFR01	Monthly	(8,339)
Fortis Inc/Canada	Morgan Stanley & Co. International PLC	(1,034,775)	01/06/27	(0.20)%	CABROVER	Monthly	25,241
Fortive Corp.	Barclays Bank PLC	(19,278,182)	12/23/25	(0.15)%	1D OBFR01	Monthly	(494,917)
Fortum OYJ	Bank of America N.A.	(1,396,019)	02/15/28	(0.26)%	1D ESTR	Monthly	(175,144)
Fortum OYJ	BNP Paribas SA	(731,687)	03/24/27	(0.26)%	1D ESTR	Monthly	(87,790)
Fortum OYJ	Morgan Stanley & Co. International PLC	(22,614,100)	01/04/27	(0.26)%	1D ESTR	Monthly	(2,135,153)
Fortum OYJ	UBS AG	(16,880,148)	04/18/28	0.00%	1D ESTR	Monthly	(2,117,778)
Fortum OYJ	UBS AG	(2,268,247)	09/03/29	0.00%	1D ESTR	Monthly	(257,866)
Franco-Nevada Corp.	Morgan Stanley & Co. International PLC	(8,734,603)	01/06/27	(0.20)%	CABROVER	Monthly	105,399
Franklin BSP Realty Trust, Inc.	Morgan Stanley & Co. International PLC	(3,011,634)	01/04/27	(0.15)%	1D FEDL01	Monthly	197,075
Fraport AG Frankfurt Airport Services Worldwide	Bank of America N.A.	(8,916,886)	02/15/28	(0.26)%	1D ESTR	Monthly	282,929
Fraport AG Frankfurt Airport Services Worldwide	Barclays Bank PLC	(11,593,943)	12/10/26	(0.26)%	1D ESTR	Monthly	(9,856)
Fraport AG Frankfurt Airport Services Worldwide	BNP Paribas SA	(2,222,560)	03/24/27	(0.26)%	1D ESTR	Monthly	70,521
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Fraport AG Frankfurt Airport Services Worldwide	UBS AG	$ (11,511,688)	04/24/28	0.00%	1D ESTR	Monthly	$ 365,262
Frasers Group PLC	Barclays Bank PLC	(1,101,935)	12/10/26	(0.25)%	1D SONIA	Monthly	11,566
Freee KK	Barclays Bank PLC	(183,369)	05/12/27	(1.72)%	1D P TONA	Monthly	11,482
Freee KK	Morgan Stanley & Co. International PLC	(5,410,577)	01/06/27	(1.00)%	1D P TONA	Monthly	338,800
Freehold Royalties Ltd.	Morgan Stanley & Co. International PLC	(2,010,716)	01/04/27	(0.20)%	CABROVER	Monthly	(33,006)
Fresenius Medical Care AG	BNP Paribas SA	(2,240,637)	08/17/26	(0.26)%	1D ESTR	Monthly	(26,145)
Fresenius SE & Co. KGaA	SG Americas Securities LLC	(39,149,625)	12/08/25	(0.26)%	1D ESTR	Monthly	(665,438)
Fresenius SE & Co. KGaA	SG Americas Securities LLC	(1,510,095)	12/08/25	0.00%	1D ESTR	Monthly	6,612
Fresnillo PLC	Bank of America N.A.	(200,425)	02/15/28	(0.25)%	1D SONIA	Monthly	29,879
Fresnillo PLC	Barclays Bank PLC	(7,032,019)	08/17/26	(0.25)%	1D SONIA	Monthly	(490,051)
Fresnillo PLC	SG Americas Securities LLC	(2,199,008)	12/08/25	(0.25)%	1D SONIA	Monthly	(24,291)
FTAI Aviation Ltd.	Morgan Stanley & Co. International PLC	(11,340,196)	01/06/27	(0.15)%	1D FEDL01	Monthly	51,036
Fuji Corp/Aichi	BNP Paribas SA	(1,778,280)	03/24/27	(0.25)%	1D TONA	Monthly	(158,517)
Fuji Corp/Aichi	Citibank N.A.	(480,431)	02/26/26	(0.15)%	1D P TONA	Monthly	(14,442)
Fuji Electric Co., Ltd.	Barclays Bank PLC	(2,890,470)	05/12/27	(0.15)%	1D P TONA	Monthly	(52,090)
Fuji Electric Co., Ltd.	Barclays Bank PLC	(17,024,881)	09/09/27	(0.15)%	1D P TONA	Monthly	(366,221)
Fuji Electric Co., Ltd.	Citibank N.A.	(3,436,753)	02/26/26	(0.16)%	1D P TONA	Monthly	(77,178)
Fuji Electric Co., Ltd.	Citibank N.A.	(9,276,439)	02/26/26	(0.15)%	1D P TONA	Monthly	(208,318)
Fuji Electric Co., Ltd.	JPMorgan Chase Bank N.A.	(3,256,375)	02/10/26	(0.15)%	1D P TONA	Monthly	(257,556)
Fuji Electric Co., Ltd.	JPMorgan Chase Bank N.A.	(3,342,418)	02/10/26	(0.15)%	1D P TONA	Monthly	(264,361)
Fuji Kyuko Co., Ltd.	Barclays Bank PLC	(138,450)	05/12/27	(0.20)%	1D P TONA	Monthly	150
Fuji Media Holdings, Inc.	Barclays Bank PLC	(405,519)	09/09/27	(1.00)%	1D P TONA	Monthly	(2,137)
Fuji Media Holdings, Inc.	BNP Paribas SA	(177,960)	09/09/26	(1.00)%	1D TONA	Monthly	(13,616)
Fuji Media Holdings, Inc.	Morgan Stanley & Co. International PLC	(3,035,851)	01/06/27	(1.13)%	1D P TONA	Monthly	(16,002)
Fuji Seal International, Inc.	Barclays Bank PLC	(1,172,952)	05/12/27	(0.15)%	1D P TONA	Monthly	14,261
Fuji Seal International, Inc.	UBS AG	(160,140)	04/03/28	0.00%	1D P TONA	Monthly	139
FUJIFILM Holdings Corp.	Bank of America N.A.	(603,047)	02/15/28	(0.25)%	1D P TONA	Monthly	(11,136)
FUJIFILM Holdings Corp.	Barclays Bank PLC	(5,397,407)	05/12/27	(0.20)%	1D P TONA	Monthly	1,875
FUJIFILM Holdings Corp.	Barclays Bank PLC	(3,959,953)	09/09/27	(0.20)%	1D P TONA	Monthly	1,376
Fujikura Ltd.	Barclays Bank PLC	(6,067,630)	05/12/27	(0.15)%	1D P TONA	Monthly	(632,132)
Fujikura Ltd.	Barclays Bank PLC	(1,181,141)	09/09/27	0.00%	1D P TONA	Monthly	10,044
Fujita Kanko, Inc.	Bank of America N.A.	(1,018,493)	02/15/28	0.00%	1D P TONA	Monthly	(23,998)
Fujita Kanko, Inc.	Barclays Bank PLC	(1,334,891)	05/12/27	(0.15)%	1D P TONA	Monthly	(4,420)
Fujita Kanko, Inc.	Goldman Sachs Bank USA	(374,862)	08/19/26	(0.25)%	1D P TONA	Monthly	(8,832)
Fujita Kanko, Inc.	JPMorgan Chase Bank N.A.	(332,516)	02/10/26	(0.20)%	1D P TONA	Monthly	(502)
Fujita Kanko, Inc.	Morgan Stanley & Co. International PLC	(1,010,188)	01/06/27	(0.26)%	1D P TONA	Monthly	(3,345)
Fujita Kanko, Inc.	SG Americas Securities LLC	(549,374)	12/08/25	(1.25)%	1D P TONA	Monthly	(830)
Fujita Kanko, Inc.	UBS AG	(297,061)	04/03/28	0.00%	1D P TONA	Monthly	(6,999)
Fujitec Co., Ltd.	Morgan Stanley & Co. International PLC	(7,089,990)	01/06/27	(0.25)%	1D P TONA	Monthly	8,312
Furukawa Electric Co. Ltd.	Barclays Bank PLC	(299,726)	05/12/27	0.00%	1D P TONA	Monthly	2,426
Furuno Electric Co., Ltd.	Barclays Bank PLC	(1,268,023)	05/12/27	(0.20)%	1D P TONA	Monthly	55,498
Furuno Electric Co., Ltd.	BNP Paribas SA	(1,174,161)	03/24/27	(0.25)%	1D TONA	Monthly	(189,204)
Furuno Electric Co., Ltd.	JPMorgan Chase Bank N.A.	(491,960)	02/10/26	(0.20)%	1D P TONA	Monthly	(111,401)
Furuno Electric Co., Ltd.	Morgan Stanley & Co. International PLC	(1,134,547)	01/06/27	(0.26)%	1D P TONA	Monthly	49,656
Furuya Metal Co. Ltd.	Barclays Bank PLC	(11,415,920)	05/12/27	(0.19)%	1D P TONA	Monthly	293,372
Fuso Chemical Co. Ltd.	Barclays Bank PLC	(2,347,288)	05/12/27	(0.20)%	1D P TONA	Monthly	(102,681)
Fuso Chemical Co. Ltd.	SG Americas Securities LLC	(93,024)	12/08/25	(0.25)%	1D P TONA	Monthly	197
Futu Holdings Ltd., ADR	Barclays Bank PLC	(2,439,816)	12/23/25	(0.15)%	1D OBFR01	Monthly	(104,512)
G Mining Ventures Corp.	Barclays Bank PLC	(1,385,197)	12/23/25	(1.50)%	CABROVER	Monthly	32,818
G Mining Ventures Corp.	Barclays Bank PLC	(758,542)	10/23/26	(1.50)%	CABROVER	Monthly	17,971
G Mining Ventures Corp.	JPMorgan Chase Bank N.A.	(708,869)	02/10/26	(0.71)%	CABROVER	Monthly	109,974
G Mining Ventures Corp.	Morgan Stanley & Co. International PLC	(8,167,981)	01/04/27	(1.37)%	CABROVER	Monthly	135,303

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
G Mining Ventures Corp.	Morgan Stanley & Co. International PLC	$ (6,380,668)	01/06/27	(1.37)%	CABROVER	Monthly	$ 151,169
G Mining Ventures Corp.	UBS AG	(4,909,062)	04/18/28	0.00%	1D CORRA	Monthly	878,756
G Mining Ventures Corp.	UBS AG	(957,593)	09/04/29	0.00%	1D CORRA	Monthly	136,547
Galaxy Digital, Inc., Class A	Citibank N.A.	(2,268,353)	02/24/28	(0.30)%	1D CORRA	Monthly	133,125
Galaxy Digital, Inc., Class A	SG Americas Securities LLC	(985,445)	12/08/25	(0.20)%	CABROVER	Monthly	149,803
Galderma Group AG	Morgan Stanley & Co. International PLC	(11,145,690)	01/04/27	(0.26)%	SSARON	Monthly	(1,075,460)
Galenica AG	Barclays Bank PLC	(8,432,329)	12/10/26	(0.26)%	SSARON	Monthly	288,351
Galenica AG	BNP Paribas SA	(13,506,428)	03/17/27	(0.26)%	SSARON	Monthly	314,966
Gates Industrial Corp PLC	Barclays Bank PLC	(151,858)	12/23/25	(0.15)%	1D OBFR01	Monthly	22,911
GATX Corp.	UBS AG	(3,119,739)	04/21/28	0.00%	1D OBFR01	Monthly	257,697
Gaztransport Et Technigaz SA	Morgan Stanley & Co. International PLC	(9,924,191)	01/04/27	(0.26)%	1D ESTR	Monthly	(468,023)
GE Healthcare, Inc.	SG Americas Securities LLC	(29,218,202)	12/08/25	(0.15)%	1D OBFR01	Monthly	148,995
Geberit AG, Class N, Registered Shares	Morgan Stanley & Co. International PLC	(7,457,443)	01/06/27	(0.26)%	SSARON	Monthly	277,327
Geberit AG, Class N, Registered Shares	SG Americas Securities LLC	(10,281,076)	12/08/25	(0.26)%	SSARON	Monthly	253,622
Geberit AG, Class N, Registered Shares	UBS AG	(7,722,384)	04/18/28	0.00%	SSARON	Monthly	128,509
Gen Digital, Inc.	Citibank N.A.	(9,181,416)	02/24/28	(0.15)%	1D OBFR01	Monthly	286,814
Gen Digital, Inc.	SG Americas Securities LLC	(19,986,445)	12/08/25	(0.15)%	1D OBFR01	Monthly	539,777
Gen Digital, Inc.	UBS AG	(3,495,358)	04/18/28	0.00%	1D OBFR01	Monthly	71,141
GENDA, Inc.	Barclays Bank PLC	(1,153,303)	05/12/27	(2.02)%	1D P TONA	Monthly	(1,460)
GeneDx Holdings Corp., Class A	Barclays Bank PLC	(1,143,302)	12/23/25	(0.15)%	1D OBFR01	Monthly	(150,223)
GeneDx Holdings Corp., Class A	SG Americas Securities LLC	(7,302,631)	12/08/25	(0.15)%	1D OBFR01	Monthly	(846,389)
Generac Holdings, Inc.	BNP Paribas SA	(17,712,196)	04/16/26	(0.15)%	1D OBFR01	Monthly	2,071,719
General Mills, Inc.	SG Americas Securities LLC	(11,495,792)	12/08/25	(0.15)%	1D OBFR01	Monthly	651,556
Genesis Minerals Ltd.	Barclays Bank PLC	(705,075)	05/12/27	(0.25)%	1D AONIA	Monthly	12,121
Genesis Minerals Ltd.	Barclays Bank PLC	(4,801,809)	09/09/27	(0.25)%	1D AONIA	Monthly	68,476
Genesis Minerals Ltd.	BNP Paribas SA	(1,186,957)	09/07/26	(1.00)%	1D AONIA	Monthly	114,590
Genesis Minerals Ltd.	BNP Paribas SA	(835,206)	03/22/27	(1.00)%	1D AONIA	Monthly	75,812
Genesis Minerals Ltd.	JPMorgan Chase Bank N.A.	(191,287)	02/10/26	(0.25)%	1D AONIA	Monthly	11,013
Genesis Minerals Ltd.	JPMorgan Chase Bank N.A.	(388,738)	02/10/26	(0.25)%	1D AONIA	Monthly	22,382
Genesis Minerals Ltd.	Morgan Stanley & Co. International PLC	(1,488,111)	01/06/27	(0.30)%	1D AONIA	Monthly	28,919
Genesis Minerals Ltd.	Morgan Stanley & Co. International PLC	(941,408)	01/07/27	(0.30)%	1D AONIA	Monthly	18,295
Genesis Minerals Ltd.	SG Americas Securities LLC	(54,066)	12/08/25	(0.30)%	1D AONIA	Monthly	5,523
Genesis Minerals Ltd.	SG Americas Securities LLC	(19,539)	12/08/25	(0.30)%	1D AONIA	Monthly	504
Genesis Minerals Ltd.	UBS AG	(672,363)	04/18/28	0.00%	1D AONIA	Monthly	64,408
Genesis Minerals Ltd.	UBS AG	(4,346,105)	09/03/29	0.00%	1D AONIA	Monthly	454,840
Genky DrugStores Co., Ltd.	Barclays Bank PLC	(1,628,480)	05/12/27	(0.20)%	1D P TONA	Monthly	(59,217)
Genky DrugStores Co., Ltd.	BNP Paribas SA	(669,583)	03/24/27	(0.25)%	1D TONA	Monthly	(19,476)
Genky DrugStores Co., Ltd.	Morgan Stanley & Co. International PLC	(423,983)	01/06/27	(0.25)%	1D P TONA	Monthly	(15,418)
Genky DrugStores Co., Ltd.	SG Americas Securities LLC	(106,671)	12/08/25	(0.25)%	1D P TONA	Monthly	(6,508)
Genuine Parts Co.	Barclays Bank PLC	(37,473,673)	12/23/25	(0.15)%	1D OBFR01	Monthly	1,546,282
Genuit Group PLC	SG Americas Securities LLC	(182,507)	12/08/25	0.00%	1D SONIA	Monthly	(29)
Georg Fischer AG, Registered Shares, Registered Shares	Barclays Bank PLC	(4,524,355)	11/09/26	(0.26)%	SSARON	Monthly	110,845
Georg Fischer AG, Registered Shares, Registered Shares	Goldman Sachs Bank USA	(377,354)	08/19/26	(0.26)%	SSARON	Monthly	15,763
Georg Fischer AG, Registered Shares, Registered Shares	Goldman Sachs Bank USA	(132,932)	08/19/26	(0.26)%	SSARON	Monthly	5,553
Georg Fischer AG, Registered Shares, Registered Shares	Morgan Stanley & Co. International PLC	(804,317)	01/04/27	(0.26)%	SSARON	Monthly	19,705
Georg Fischer AG, Registered Shares, Registered Shares	Morgan Stanley & Co. International PLC	(2,967,113)	01/06/27	(0.26)%	SSARON	Monthly	72,693
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Georg Fischer AG, Registered Shares, Registered Shares	SG Americas Securities LLC	$ (995,766)	12/08/25	(0.26)%	SSARON	Monthly	$ 91,895
German American Bancorp, Inc.	BNP Paribas SA	(3,605,365)	04/16/26	(0.15)%	1D OBFR01	Monthly	34,827
German American Bancorp, Inc.	Morgan Stanley & Co. International PLC	(3,640,882)	01/04/27	(0.15)%	1D FEDL01	Monthly	51,228
German American Bancorp, Inc.	SG Americas Securities LLC	(4,483,059)	12/08/25	(0.15)%	1D OBFR01	Monthly	27,758
Gestamp Automocion SA	Bank of America N.A.	(775,858)	02/15/28	(0.26)%	1D ESTR	Monthly	(52,549)
Gestamp Automocion SA	Morgan Stanley & Co. International PLC	(498,624)	01/04/27	(0.26)%	1D ESTR	Monthly	(14,827)
Gestamp Automocion SA	SG Americas Securities LLC	(6,868,483)	12/08/25	(0.26)%	1D ESTR	Monthly	(400,464)
Getlink SE	Morgan Stanley & Co. International PLC	(136,441)	01/04/27	(0.26)%	1D ESTR	Monthly	(4,072)
Getlink SE	UBS AG	(3,446,729)	04/18/28	0.00%	1D ESTR	Monthly	(58,856)
Gibson Energy, Inc.	Morgan Stanley & Co. International PLC	(1,162,504)	01/04/27	(0.20)%	CABROVER	Monthly	6,767
Gildan Activewear, Inc.	Morgan Stanley & Co. International PLC	(20,909,725)	01/04/27	(0.20)%	CABROVER	Monthly	307,311
Gildan Activewear, Inc.	Morgan Stanley & Co. International PLC	(14,968,890)	01/06/27	(0.20)%	CABROVER	Monthly	247,564
Glanbia PLC	Barclays Bank PLC	(3,096,914)	12/10/26	(0.26)%	1D ESTR	Monthly	40,715
Glanbia PLC	SG Americas Securities LLC	(8,033,720)	12/08/25	(0.26)%	1D ESTR	Monthly	(422,922)
Glenveagh Properties PLC	Barclays Bank PLC	(158,313)	12/10/26	(0.26)%	1D ESTR	Monthly	(6,748)
Glenveagh Properties PLC	SG Americas Securities LLC	(1,638,711)	12/08/25	(0.26)%	1D ESTR	Monthly	(88,726)
Global Business Travel Group I, Class A	SG Americas Securities LLC	(1,438,016)	12/08/25	(0.15)%	1D OBFR01	Monthly	(14,787)
Global Business Travel Group I, Class A	UBS AG	(4,828,567)	04/21/28	0.00%	1D OBFR01	Monthly	113,966
Global Net Lease, Inc.	Barclays Bank PLC	(5,713,669)	12/23/25	(0.15)%	1D OBFR01	Monthly	(22,584)
Global Payments, Inc.	Morgan Stanley & Co. International PLC	(2,134,769)	01/06/27	(0.15)%	1D FEDL01	Monthly	213,320
Globalstar, Inc.	JPMorgan Chase Bank N.A.	(260,432)	02/10/26	(0.15)%	1D OBFR01	Monthly	(50,794)
Globalstar, Inc.	UBS AG	(16,190,766)	04/21/28	0.00%	1D OBFR01	Monthly	(3,574,537)
GMO Payment Gateway, Inc.	Barclays Bank PLC	(1,268,956)	05/12/27	(0.20)%	1D P TONA	Monthly	3,389
Godo Steel Ltd.	Barclays Bank PLC	(187,989)	05/12/27	(0.15)%	1D P TONA	Monthly	12,534
Godo Steel Ltd.	BNP Paribas SA	(278,729)	03/24/27	(0.25)%	1D TONA	Monthly	17,918
Godo Steel Ltd.	Citibank N.A.	(127,020)	02/26/26	(0.25)%	1D P TONA	Monthly	8,469
Godo Steel Ltd.	Morgan Stanley & Co. International PLC	(134,641)	01/06/27	(0.25)%	1D P TONA	Monthly	8,977
Godo Steel Ltd.	SG Americas Securities LLC	(74,048)	12/08/25	(0.25)%	1D P TONA	Monthly	5,288
Gogo, Inc.	BNP Paribas SA	(78,381)	04/16/26	(0.15)%	1D OBFR01	Monthly	3,142
Golar LNG Ltd.	SG Americas Securities LLC	(6,578,386)	12/08/25	(0.15)%	1D OBFR01	Monthly	(488,946)
Goodman Group	Barclays Bank PLC	(24,447,892)	05/12/27	(0.25)%	1D AONIA	Monthly	576,625
Goodman Group	Barclays Bank PLC	(24,390,747)	09/09/27	(0.25)%	1D AONIA	Monthly	575,277
Graco, Inc.	Morgan Stanley & Co. International PLC	(3,239,923)	01/06/27	(0.15)%	1D FEDL01	Monthly	(4,711)
Graham Holdings Co, Class B	Barclays Bank PLC	(1,810,085)	12/23/25	(0.15)%	1D OBFR01	Monthly	32,785
Graphic Packaging Holding Co.	Morgan Stanley & Co. International PLC	(45,031)	01/06/27	(0.15)%	1D FEDL01	Monthly	4,624
Graphic Packaging Holding Co.	SG Americas Securities LLC	(10,518,886)	12/08/25	(0.15)%	1D OBFR01	Monthly	1,567,476
Great Portland Estates PLC	BNP Paribas SA	(278,555)	03/17/27	(0.25)%	1D SONIA	Monthly	(1,037)
Green Brick Partners, Inc.	SG Americas Securities LLC	(7,995,522)	12/08/25	(0.15)%	1D OBFR01	Monthly	480,567
Green Brick Partners, Inc.	UBS AG	(2,289,186)	04/21/28	0.00%	1D OBFR01	Monthly	85,113
Greggs PLC	BNP Paribas SA	(556,974)	03/17/27	(0.25)%	1D SONIA	Monthly	15,180
GS Yuasa Corp.	Barclays Bank PLC	(4,238,491)	05/12/27	(0.20)%	1D P TONA	Monthly	(427,701)
GS Yuasa Corp.	BNP Paribas SA	(14,407,238)	03/24/27	(0.25)%	1D TONA	Monthly	(1,560,021)
GSK PLC	JPMorgan Chase Bank N.A.	(4,835,875)	02/10/26	0.05%	1D SONIA	Monthly	(482,698)
GSK PLC	SG Americas Securities LLC	(2,870,509)	12/08/25	(0.25)%	1D SONIA	Monthly	(275,765)
Gulfport Energy Corp.	Barclays Bank PLC	(4,621,065)	12/23/25	(0.15)%	1D OBFR01	Monthly	(111,216)
Gunma Bank Ltd.	Barclays Bank PLC	(1,150,741)	05/12/27	(0.18)%	1D P TONA	Monthly	(8,259)
Gunma Bank Ltd.	SG Americas Securities LLC	(151,664)	12/08/25	(0.25)%	1D P TONA	Monthly	(1,137)
GXO Logistics, Inc.	SG Americas Securities LLC	(11,357,600)	12/08/25	(0.15)%	1D OBFR01	Monthly	(341,332)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
H & M Hennes & Mauritz AB, Class B	Bank of America N.A.	$ (1,562,387)	02/15/28	(0.50)%	1D STIBOR	Monthly	$ (56,134)
H & M Hennes & Mauritz AB, Class B	Bank of America N.A.	(259,483)	02/15/28	(0.50)%	1D STIBOR	Monthly	(9,323)
H & M Hennes & Mauritz AB, Class B	Barclays Bank PLC	(409,902)	08/17/26	(0.26)%	1D STIBOR	Monthly	(2,004)
H & M Hennes & Mauritz AB, Class B	Barclays Bank PLC	(1,120,007)	01/18/27	(0.26)%	1D STIBOR	Monthly	(5,171)
H & M Hennes & Mauritz AB, Class B	SG Americas Securities LLC	(3,355,055)	12/08/25	(0.60)%	1D STIBOR	Monthly	(134,646)
H & M Hennes & Mauritz AB, Class B	SG Americas Securities LLC	(1,737,206)	12/08/25	(0.60)%	1D STIBOR	Monthly	(69,421)
H2O America	Barclays Bank PLC	(1,381,133)	12/23/25	(0.15)%	1D OBFR01	Monthly	111,709
H2O America	Morgan Stanley & Co. International PLC	(635,743)	01/04/27	(0.15)%	1D FEDL01	Monthly	51,420
Hakuhodo DY Holdings, Inc.	Barclays Bank PLC	(1,602,183)	05/12/27	(0.15)%	1D P TONA	Monthly	35,803
Haleon PLC	BNP Paribas SA	(269,435)	03/22/27	0.00%	1D SONIA	Monthly	38
Haleon PLC	UBS AG	(21,856,202)	04/18/28	0.00%	1D SONIA	Monthly	(575,371)
Haleon PLC	UBS AG	(30,763,505)	09/03/29	0.00%	1D SONIA	Monthly	(835,525)
Halliburton Co.	SG Americas Securities LLC	(646,080)	12/08/25	(0.15)%	1D OBFR01	Monthly	(2,454)
Hamilton Insurance Group Ltd., Class B	Morgan Stanley & Co. International PLC	(2,923,288)	01/04/27	(0.15)%	1D FEDL01	Monthly	86,296
Hamilton Insurance Group Ltd., Class B	SG Americas Securities LLC	(8,596,551)	12/08/25	(0.15)%	1D OBFR01	Monthly	338,419
Hammond Power Solutions, Inc., Class A	Bank of America N.A.	(22,787)	02/15/28	(3.55)%	CABROVER	Monthly	(12,154)
Hammond Power Solutions, Inc., Class A	Barclays Bank PLC	(22,370)	12/23/25	(3.75)%	CABROVER	Monthly	(12,570)
Hammond Power Solutions, Inc., Class A	BNP Paribas SA	(245,081)	05/18/26	(0.20)%	CABROVER	Monthly	(12,320)
Hammond Power Solutions, Inc., Class A	Citibank N.A.	(23,640)	02/24/28	(4.00)%	1D CORRA	Monthly	(13,284)
Hammond Power Solutions, Inc., Class A	Morgan Stanley & Co. International PLC	(1,468,916)	01/04/27	(2.52)%	CABROVER	Monthly	(275,980)
Hammond Power Solutions, Inc., Class A	UBS AG	(287,696)	04/21/28	0.00%	1D CORRA	Monthly	(26,159)
Hang Seng Bank Ltd.	Bank of America N.A.	(8,437,295)	02/15/28	(0.30)%	HONIA	Monthly	17,428
Hang Seng Bank Ltd.	Bank of America N.A.	(3,393,281)	02/15/28	(0.30)%	HONIA	Monthly	7,009
Hang Seng Bank Ltd.	UBS AG	(3,721,474)	04/18/28	0.00%	HONIA	Monthly	7,687
Hang Seng Bank Ltd.	UBS AG	(1,404,588)	09/03/29	0.00%	HONIA	Monthly	2,901
Hankyu Hanshin Holdings, Inc.	Bank of America N.A.	(203,499)	02/15/28	(0.15)%	1D P TONA	Monthly	4,779
Hankyu Hanshin Holdings, Inc.	Bank of America N.A.	(1,421,742)	03/15/28	(0.15)%	1D P TONA	Monthly	33,391
Hankyu Hanshin Holdings, Inc.	Barclays Bank PLC	(35,623,522)	05/12/27	(0.20)%	1D P TONA	Monthly	2,649,534
Hankyu Hanshin Holdings, Inc.	Barclays Bank PLC	(27,689,129)	09/09/27	(0.20)%	1D P TONA	Monthly	1,987,196
Hankyu Hanshin Holdings, Inc.	JPMorgan Chase Bank N.A.	(392,981)	02/10/26	(0.15)%	1D P TONA	Monthly	19,711
Hankyu Hanshin Holdings, Inc.	Morgan Stanley & Co. International PLC	(1,073,435)	01/07/27	(0.25)%	1D P TONA	Monthly	79,838
Hankyu Hanshin Holdings, Inc.	SG Americas Securities LLC	(2,750,867)	12/08/25	(0.25)%	1D P TONA	Monthly	137,976
Hankyu Hanshin REIT, Inc.	Barclays Bank PLC	(515,698)	05/12/27	(0.20)%	1D P TONA	Monthly	6,174
Hankyu Hanshin REIT, Inc.	UBS AG	(222,314)	04/03/28	0.00%	1D P TONA	Monthly	(3,119)
Hannover Rueck SE, Class N	Bank of America N.A.	(360,632)	02/15/28	(0.26)%	1D ESTR	Monthly	15,774
Hannover Rueck SE, Class N	BNP Paribas SA	(131,731)	08/17/26	(0.26)%	1D ESTR	Monthly	2,409
Hannover Rueck SE, Class N	SG Americas Securities LLC	(1,001,378)	12/08/25	(0.26)%	1D ESTR	Monthly	78,712
Hannover Rueck SE, Class N	UBS AG	(6,695,872)	04/18/28	0.00%	1D ESTR	Monthly	292,876
Hannover Rueck SE, Class N	UBS AG	(475,867)	09/03/29	0.00%	1D ESTR	Monthly	20,814
HarborOne Bancorp, Inc.	Barclays Bank PLC	(1,644,221)	12/23/25	(0.28)%	1D OBFR01	Monthly	205,676
HarborOne Bancorp, Inc.	Morgan Stanley & Co. International PLC	(1,138,624)	01/04/27	(0.22)%	1D FEDL01	Monthly	142,431
HarborOne Bancorp, Inc.	SG Americas Securities LLC	(511,779)	12/08/25	(0.15)%	1D OBFR01	Monthly	67,552
HarborOne Bancorp, Inc.	UBS AG	(518,645)	04/21/28	0.00%	1D OBFR01	Monthly	72,300
Harley-Davidson, Inc.	SG Americas Securities LLC	(21,125,292)	12/08/25	(0.15)%	1D OBFR01	Monthly	(39,223)
Harmonic Drive Systems, Inc.	Bank of America N.A.	(3,721,770)	02/15/28	0.00%	1D P TONA	Monthly	411,294
Harmonic Drive Systems, Inc.	Barclays Bank PLC	(782,967)	05/12/27	(0.15)%	1D P TONA	Monthly	103,564
Harrow, Inc.	Barclays Bank PLC	(601,862)	12/23/25	(0.15)%	1D OBFR01	Monthly	17,333
Harrow, Inc.	BNP Paribas SA	(214,948)	04/16/26	(0.15)%	1D OBFR01	Monthly	9,102
Harrow, Inc.	SG Americas Securities LLC	(352,573)	12/08/25	(0.15)%	1D OBFR01	Monthly	17,478
Harvey Norman Holdings Ltd.	Barclays Bank PLC	(2,437,831)	05/12/27	(0.25)%	1D AONIA	Monthly	9,035
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Hawaiian Electric Industries, Inc.	UBS AG	$ (5,776,549)	04/21/28	0.00%	1D OBFR01	Monthly	$ (163,584)
Hayward Holdings, Inc.	Morgan Stanley & Co. International PLC	(3,545,670)	01/04/27	(0.15)%	1D FEDL01	Monthly	(388,027)
HB Fuller Co.	SG Americas Securities LLC	(748,350)	12/08/25	(0.15)%	1D OBFR01	Monthly	19,865
HBX Group International PLC	SG Americas Securities LLC	(231,152)	12/08/25	(0.26)%	1D ESTR	Monthly	11,904
HBX Group International PLC	UBS AG	(348,447)	04/24/28	0.00%	1D ESTR	Monthly	(12,014)
HCI Group, Inc.	Barclays Bank PLC	(3,860,111)	12/23/25	(0.15)%	1D OBFR01	Monthly	(52,393)
Healthpeak Properties, Inc.	Morgan Stanley & Co. International PLC	(7,971,135)	01/06/27	(0.15)%	1D FEDL01	Monthly	289,181
HealthStream, Inc.	Bank of America N.A.	(929,404)	02/15/28	(0.15)%	1D OBFR01	Monthly	53,078
HealthStream, Inc.	BNP Paribas SA	(1,655,880)	04/16/26	(0.15)%	1D OBFR01	Monthly	94,567
HealthStream, Inc.	UBS AG	(112,239)	04/21/28	0.00%	1D OBFR01	Monthly	6,410
Hecla Mining Co.	BNP Paribas SA	(10,104,331)	04/16/26	(0.15)%	1D OBFR01	Monthly	916,412
Hecla Mining Co.	SG Americas Securities LLC	(5,271,086)	12/08/25	(0.15)%	1D OBFR01	Monthly	177,178
Heineken Holding NV	Bank of America N.A.	(4,964,289)	02/15/28	(0.26)%	1D ESTR	Monthly	76,122
Heineken Holding NV	Morgan Stanley & Co. International PLC	(3,306,584)	01/06/27	(0.26)%	1D ESTR	Monthly	166,796
Heineken NV	SG Americas Securities LLC	(904,652)	12/08/25	0.00%	1D ESTR	Monthly	2,255
Heiwa Corp.	Barclays Bank PLC	(1,393,241)	05/12/27	(0.46)%	1D P TONA	Monthly	29,607
Heiwa Corp.	BNP Paribas SA	(428,258)	03/24/27	(0.15)%	1D TONA	Monthly	7,078
Helia Group Ltd.	BNP Paribas SA	(1,978,080)	03/22/27	(0.25)%	1D AONIA	Monthly	10,782
Helios Technologies, Inc.	Barclays Bank PLC	(802,663)	12/23/25	(0.15)%	1D OBFR01	Monthly	(33,218)
Helios Technologies, Inc.	Goldman Sachs Bank USA	(3,915,612)	08/18/26	(0.15)%	1D FEDL01	Monthly	(121,793)
Helvetia Holding AG, Registered Shares	Morgan Stanley & Co. International PLC	(218,265)	01/04/27	(0.26)%	SSARON	Monthly	(2,399)
Hemnet Group AB	BNP Paribas SA	(79,801)	11/17/25	(0.25)%	1D STIBOR	Monthly	5,266
Hemnet Group AB	Morgan Stanley & Co. International PLC	(390,044)	01/04/27	(0.26)%	1D STIBOR	Monthly	39,326
Hensoldt AG	Morgan Stanley & Co. International PLC	(1,593,983)	01/04/27	(0.26)%	1D ESTR	Monthly	80,510
Hensoldt AG	SG Americas Securities LLC	(766,069)	12/08/25	(0.26)%	1D ESTR	Monthly	131,813
Herbalife Ltd.	Barclays Bank PLC	(861,779)	12/23/25	(0.15)%	1D OBFR01	Monthly	73,867
Herbalife Ltd.	BNP Paribas SA	(1,074,165)	04/16/26	(0.15)%	1D OBFR01	Monthly	89,821
Herbalife Ltd.	Goldman Sachs Bank USA	(2,391,077)	08/19/26	(0.15)%	1D FEDL01	Monthly	199,941
Hertz Global Holdings, Inc.	BNP Paribas SA	(153,314)	04/16/26	(0.84)%	1D OBFR01	Monthly	12,111
Hertz Global Holdings, Inc.	UBS AG	(3,559,091)	04/21/28	0.00%	1D OBFR01	Monthly	281,149
Hewlett Packard Enterprise Co.	SG Americas Securities LLC	(11,847,988)	12/08/25	(0.15)%	1D OBFR01	Monthly	754,128
Hexagon AB, Class B	Morgan Stanley & Co. International PLC	(198,784)	01/04/27	(0.26)%	1D STIBOR	Monthly	1,739
Hexagon AB, Class B	SG Americas Securities LLC	(274,043)	12/08/25	0.00%	1D STIBOR	Monthly	2,398
Hexatronic Group AB	Bank of America N.A.	(74,172)	02/15/28	(0.26)%	1D STIBOR	Monthly	(9,991)
Hexatronic Group AB	Barclays Bank PLC	(528,622)	01/18/27	(0.68)%	1D STIBOR	Monthly	(58,269)
Hexatronic Group AB	BNP Paribas SA	(1,266,308)	11/17/25	(0.80)%	1D STIBOR	Monthly	(170,572)
Hexatronic Group AB	Morgan Stanley & Co. International PLC	(237,216)	01/04/27	(0.65)%	1D STIBOR	Monthly	(26,148)
Hexatronic Group AB	SG Americas Securities LLC	(443,510)	12/08/25	(0.70)%	1D STIBOR	Monthly	(52,197)
Hexcel Corp.	Barclays Bank PLC	(7,025)	12/23/25	(0.15)%	1D OBFR01	Monthly	(44)
Hexpol AB, Class B	Barclays Bank PLC	(3,637,587)	01/18/27	(0.26)%	1D STIBOR	Monthly	(228,325)
Hiab Oyj, Class B	Bank of America N.A.	(121,707)	02/15/28	(0.26)%	1D ESTR	Monthly	2,418
Hiab Oyj, Class B	Barclays Bank PLC	(2,253,494)	12/10/26	(0.26)%	1D ESTR	Monthly	36,733
HighPeak Energy, Inc.	Bank of America N.A.	(8,589)	02/15/28	(10.38)%	1D OBFR01	Monthly	429
HighPeak Energy, Inc.	Barclays Bank PLC	(1,418,072)	12/23/25	(9.25)%	1D OBFR01	Monthly	31,281
HighPeak Energy, Inc.	UBS AG	(34,902)	04/21/28	0.00%	1D OBFR01	Monthly	1,745
Hikari Tsushin, Inc.	Barclays Bank PLC	(2,518,716)	05/12/27	(0.20)%	1D P TONA	Monthly	81,762
Hikari Tsushin, Inc.	Barclays Bank PLC	(1,387,818)	09/09/27	(0.20)%	1D P TONA	Monthly	10,409
Hikma Pharmaceuticals PLC	Morgan Stanley & Co. International PLC	(2,595,099)	01/04/27	(0.25)%	1D SONIA	Monthly	(84,154)
Hikma Pharmaceuticals PLC	Morgan Stanley & Co. International PLC	(9,638,578)	01/27/27	(0.25)%	1D SONIA	Monthly	(326,479)
Hikma Pharmaceuticals PLC	SG Americas Securities LLC	(8,881,858)	12/08/25	(0.20)%	1D SONIA	Monthly	(20,918)
Hillenbrand, Inc.	BNP Paribas SA	(1,144,976)	04/16/26	(0.15)%	1D OBFR01	Monthly	(2,894)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Hillenbrand, Inc.	Morgan Stanley & Co. International PLC	$ (9,852,059)	01/04/27	(0.15)%	1D FEDL01	Monthly	$ (35,423)
Hillenbrand, Inc.	SG Americas Securities LLC	(1,925,972)	12/08/25	0.00%	1D OBFR01	Monthly	(1,280)
Hillenbrand, Inc.	UBS AG	(1,003,413)	04/21/28	0.00%	1D OBFR01	Monthly	(583)
Hillman Solutions Corp.	Barclays Bank PLC	(6,322,768)	12/23/25	(0.15)%	1D OBFR01	Monthly	218,483
Hilton Grand Vacations, Inc.	Morgan Stanley & Co. International PLC	(1,404,408)	01/04/27	(0.15)%	1D FEDL01	Monthly	141,385
Hims & Hers Health, Inc., Class A	Goldman Sachs Bank USA	(1,953,844)	08/18/26	(0.15)%	1D FEDL01	Monthly	538,584
Hims & Hers Health, Inc., Class A	SG Americas Securities LLC	(682,276)	12/08/25	(0.15)%	1D OBFR01	Monthly	149,076
Hino Motors Ltd.	Barclays Bank PLC	(4,088,084)	05/12/27	(0.20)%	1D P TONA	Monthly	250,074
Hino Motors Ltd.	JPMorgan Chase Bank N.A.	(62,326)	02/10/26	(0.15)%	1D P TONA	Monthly	5,988
Hiscox Ltd.	BNP Paribas SA	(2,269,709)	08/17/26	(0.25)%	1D SONIA	Monthly	3,073
HKT Trust & HKT Ltd.	Bank of America N.A.	(138,286)	02/15/28	(0.15)%	HONIA	Monthly	3,950
Hms Networks Ab	Bank of America N.A.	(2,017,159)	02/15/28	(0.26)%	1D STIBOR	Monthly	(390,585)
Hms Networks Ab	BNP Paribas SA	(3,109,632)	11/17/25	(0.25)%	1D STIBOR	Monthly	(602,122)
Hms Networks Ab	UBS AG	(721,045)	04/24/28	0.00%	TN STIBOR	Monthly	(139,617)
Hochschild Mining PLC	Bank of America N.A.	(2,090,425)	02/15/28	(0.25)%	1D SONIA	Monthly	478,792
Hochschild Mining PLC	BNP Paribas SA	(4,458,992)	03/17/27	(0.25)%	1D SONIA	Monthly	1,021,289
Hochschild Mining PLC	SG Americas Securities LLC	(1,262,158)	12/08/25	(0.25)%	1D SONIA	Monthly	157,283
Hogy Medical Co., Ltd.	Barclays Bank PLC	(1,157,011)	05/12/27	(0.20)%	1D P TONA	Monthly	11,401
Hogy Medical Co., Ltd.	BNP Paribas SA	(1,279,375)	03/24/27	(0.25)%	1D TONA	Monthly	(1,625)
Hogy Medical Co., Ltd.	Morgan Stanley & Co. International PLC	(262,799)	01/06/27	(0.25)%	1D P TONA	Monthly	2,433
Hokuriku Electric Power Co.	Barclays Bank PLC	(290,932)	05/12/27	(0.16)%	1D P TONA	Monthly	5,629
Holmen AB, Class B	SG Americas Securities LLC	(3,363,153)	12/08/25	(0.26)%	1D STIBOR	Monthly	(92,979)
Holmen AB, Class B	UBS AG	(8,376,469)	09/03/29	0.00%	TN STIBOR	Monthly	(289,102)
Home Depot, Inc.	Morgan Stanley & Co. International PLC	(4,408,975)	01/06/27	(0.15)%	1D FEDL01	Monthly	106,322
Honda Motor Co. Ltd.	Barclays Bank PLC	(306,655)	09/09/27	0.00%	1D P TONA	Monthly	405
Hong Kong & China Gas Co. Ltd.	Bank of America N.A.	(4,310,730)	02/15/28	0.00%	HONIA	Monthly	(61,473)
Hong Kong & China Gas Co. Ltd.	Bank of America N.A.	(4,892,467)	02/15/28	(0.15)%	HONIA	Monthly	(69,769)
Hong Kong & China Gas Co. Ltd.	Morgan Stanley & Co. International PLC	(366,829)	01/06/27	(0.30)%	HONIA	Monthly	(2,640)
Hong Kong & China Gas Co. Ltd.	UBS AG	(413,823)	04/18/28	0.00%	HONIA	Monthly	(5,901)
Hong Kong & China Gas Co. Ltd.	UBS AG	(4,612,609)	09/03/29	0.00%	HONIA	Monthly	(65,778)
Horiba Ltd.	Barclays Bank PLC	(1,589,984)	05/12/27	(0.15)%	1D P TONA	Monthly	(128,816)
Hormel Foods Corp.	SG Americas Securities LLC	(5,665,149)	12/08/25	(0.15)%	1D OBFR01	Monthly	497,150
Hoshizaki Corp.	Barclays Bank PLC	(13,973,362)	05/12/27	(0.17)%	1D P TONA	Monthly	581,871
Hoshizaki Corp.	Barclays Bank PLC	(14,421,273)	09/09/27	(0.17)%	1D P TONA	Monthly	600,523
Hoshizaki Corp.	SG Americas Securities LLC	(2,724,925)	12/08/25	(0.25)%	1D P TONA	Monthly	43,812
Hoshizaki Corp.	UBS AG	(594,339)	04/18/28	0.00%	1D P TONA	Monthly	3,228
Host Hotels & Resorts, Inc.	SG Americas Securities LLC	(4,344,567)	12/08/25	(0.15)%	1D OBFR01	Monthly	61,492
House Foods Group, Inc.	Barclays Bank PLC	(386,162)	05/12/27	(0.15)%	1D P TONA	Monthly	2,010
Howard Hughes Holdings, Inc.	JPMorgan Chase Bank N.A.	(224,614)	02/10/26	(0.15)%	1D OBFR01	Monthly	9,211
Howard Hughes Holdings, Inc.	UBS AG	(4,653,105)	04/21/28	0.00%	1D OBFR01	Monthly	80,077
Howden Joinery Group PLC	BNP Paribas SA	(7,642,163)	03/22/27	(0.25)%	1D SONIA	Monthly	(425,224)
Howden Joinery Group PLC	Morgan Stanley & Co. International PLC	(349,593)	01/04/27	(0.25)%	1D SONIA	Monthly	4,689
Howmet Aerospace, Inc.	Morgan Stanley & Co. International PLC	(5,117,828)	01/06/27	(0.15)%	1D FEDL01	Monthly	(155,933)
Hoya Corp.	Barclays Bank PLC	(11,934,601)	05/12/27	(0.20)%	1D P TONA	Monthly	(588,907)
Hoya Corp.	Barclays Bank PLC	(12,841,387)	09/09/27	(0.20)%	1D P TONA	Monthly	(689,199)
Hoya Corp.	Citibank N.A.	(5,901,548)	02/26/26	(0.15)%	1D P TONA	Monthly	(514,517)
Hoya Corp.	JPMorgan Chase Bank N.A.	(747,557)	02/10/26	(0.15)%	1D P TONA	Monthly	(97,089)
HP, Inc.	BNP Paribas SA	(7,135,849)	04/16/26	(0.15)%	1D OBFR01	Monthly	234,453
HSBC Holdings PLC	SG Americas Securities LLC	(14,040,225)	12/08/25	0.01%	1D SONIA	Monthly	4,609
HSBC Holdings PLC	UBS AG	(4,938,493)	04/18/28	0.00%	1D SONIA	Monthly	(384,361)
Hufvudstaden AB, Class A	Bank of America N.A.	(869,407)	02/15/28	(0.26)%	1D STIBOR	Monthly	10,412
Hufvudstaden AB, Class A	Goldman Sachs Bank USA	(469,606)	08/19/26	(0.26)%	1D STIBOR	Monthly	5,624
Hufvudstaden AB, Class A	Morgan Stanley & Co. International PLC	(505,587)	01/04/27	(0.26)%	1D STIBOR	Monthly	16,764
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Humana, Inc.	Morgan Stanley & Co. International PLC	$ (15,112,608)	01/06/27	(0.15)%	1D FEDL01	Monthly	$ 491,498
Hyatt Hotels Corp., Class A	Bank of America N.A.	(1,665,612)	02/15/28	(0.15)%	1D OBFR01	Monthly	106,009
Hyatt Hotels Corp., Class A	SG Americas Securities LLC	(31,535,459)	12/08/25	(0.15)%	1D OBFR01	Monthly	1,667,197
Hyatt Hotels Corp., Class A	UBS AG	(4,660,046)	04/18/28	0.00%	1D OBFR01	Monthly	296,592
Hydro One Ltd.	Morgan Stanley & Co. International PLC	(6,620,377)	01/06/27	(0.20)%	CABROVER	Monthly	147,848
Hyster-Yale, Inc., Class A	BNP Paribas SA	(1,333,730)	04/16/26	(0.15)%	1D OBFR01	Monthly	25,838
Hyster-Yale, Inc., Class A	SG Americas Securities LLC	(245,176)	12/08/25	(0.15)%	1D OBFR01	Monthly	748
I3 Verticals, Inc., Class A	Morgan Stanley & Co. International PLC	(2,194,319)	01/04/27	(0.15)%	1D FEDL01	Monthly	63,744
I3 Verticals, Inc., Class A	UBS AG	(8,613,630)	04/21/28	0.00%	1D OBFR01	Monthly	359,684
iA Financial Corp., Inc.	Morgan Stanley & Co. International PLC	(19,190,803)	01/04/27	(0.20)%	CABROVER	Monthly	(801,758)
iA Financial Corp., Inc.	Morgan Stanley & Co. International PLC	(1,419,206)	01/06/27	(0.20)%	CABROVER	Monthly	(11,582)
IAMGOLD Corp.	Morgan Stanley & Co. International PLC	(26,791,719)	01/04/27	(0.20)%	CABROVER	Monthly	954,574
IAMGOLD Corp.	Morgan Stanley & Co. International PLC	(28,376,400)	01/06/27	(0.20)%	CABROVER	Monthly	1,011,036
Ibiden Co. Ltd.	Barclays Bank PLC	(7,328,087)	05/12/27	(0.15)%	1D P TONA	Monthly	(3,129,150)
Ibotta, Inc., Class A	Barclays Bank PLC	(2,019,782)	12/23/25	(0.63)%	1D OBFR01	Monthly	36,276
Ibotta, Inc., Class A	BNP Paribas SA	(34,113)	04/16/26	(0.47)%	1D OBFR01	Monthly	(1,341)
Ibstock PLC	Bank of America N.A.	(2,786,501)	02/15/28	(0.25)%	1D SONIA	Monthly	(266,727)
Ibstock PLC	BNP Paribas SA	(3,222,160)	03/17/27	(0.25)%	1D SONIA	Monthly	(258,710)
Ibstock PLC	Goldman Sachs Bank USA	(330,059)	08/19/26	(0.25)%	1D SONIA	Monthly	(31,594)
Ibstock PLC	UBS AG	(448,553)	04/24/28	0.00%	1D SONIA	Monthly	(42,936)
ICADE	Morgan Stanley & Co. International PLC	(6,323,542)	01/04/27	(0.26)%	1D ESTR	Monthly	329,075
Ichibanya Co., Ltd.	Bank of America N.A.	(919,541)	02/15/28	(0.25)%	1D P TONA	Monthly	35,805
Ichibanya Co., Ltd.	Barclays Bank PLC	(2,938,875)	05/12/27	(0.20)%	1D P TONA	Monthly	96,210
Ichibanya Co., Ltd.	BNP Paribas SA	(372,311)	03/24/27	(0.25)%	1D TONA	Monthly	14,497
Ichibanya Co., Ltd.	Morgan Stanley & Co. International PLC	(1,592,544)	01/06/27	(0.26)%	1D P TONA	Monthly	52,135
Ichigo, Inc.	Bank of America N.A.	(316,539)	02/15/28	(0.15)%	1D P TONA	Monthly	(5,740)
Ichigo, Inc.	Barclays Bank PLC	(4,392,442)	05/12/27	(0.15)%	1D P TONA	Monthly	77,507
Ichigo, Inc.	BNP Paribas SA	(1,246,042)	03/24/27	(0.25)%	1D TONA	Monthly	(22,597)
Ichigo, Inc.	JPMorgan Chase Bank N.A.	(246,883)	02/10/26	(0.25)%	1D P TONA	Monthly	4,077
Ichigo, Inc.	Morgan Stanley & Co. International PLC	(1,186,701)	01/06/27	(0.25)%	1D P TONA	Monthly	22,644
Ichor Holdings Ltd.	Morgan Stanley & Co. International PLC	(11,941,132)	01/04/27	(0.15)%	1D FEDL01	Monthly	(898,062)
ICL Group Ltd.	Bank of America N.A.	(1,806,043)	02/15/28	(1.50)%	SHIR	Monthly	(24,393)
ICU Medical, Inc.	Barclays Bank PLC	(1,222,763)	12/23/25	(0.15)%	1D OBFR01	Monthly	20,061
IDACORP, Inc.	SG Americas Securities LLC	(5,654,505)	12/08/25	(0.15)%	1D OBFR01	Monthly	253,985
IDEXX Laboratories, Inc.	BNP Paribas SA	(22,032,285)	04/16/26	(0.15)%	1D OBFR01	Monthly	316,709
IHI Corp.	Bank of America N.A.	(1,481,553)	02/15/28	(0.16)%	1D P TONA	Monthly	(156,140)
IHI Corp.	Barclays Bank PLC	(15,000,247)	05/12/27	(0.20)%	1D P TONA	Monthly	(832,171)
IHI Corp.	SG Americas Securities LLC	(3,710,150)	12/08/25	(0.25)%	1D P TONA	Monthly	(115,966)
Iino Kaiun Kaisha Ltd.	Barclays Bank PLC	(7,782,218)	05/12/27	(0.20)%	1D P TONA	Monthly	(588,375)
Iluka Resources Ltd.	BNP Paribas SA	(2,492,698)	03/22/27	(0.25)%	1D AONIA	Monthly	36,904
IMCD NV	BNP Paribas SA	(1,105,567)	03/24/27	(0.26)%	1D ESTR	Monthly	(14,709)
IMCD NV	Goldman Sachs Bank USA	(2,144,969)	08/19/26	(0.26)%	1D ESTR	Monthly	(28,538)
IMCD NV	Goldman Sachs Bank USA	(3,168,316)	08/19/26	(0.26)%	1D ESTR	Monthly	(42,153)
IMCD NV	JPMorgan Chase Bank N.A.	(14,961,294)	02/10/26	0.00%	1D ESTR	Monthly	319,167
IMCD NV	JPMorgan Chase Bank N.A.	(14,255,164)	02/10/26	0.00%	1D ESTR	Monthly	304,103
IMCD NV	Morgan Stanley & Co. International PLC	(1,805,502)	01/04/27	(0.26)%	1D ESTR	Monthly	47,838
IMCD NV	UBS AG	(6,478,368)	04/18/28	0.00%	1D ESTR	Monthly	(86,191)
IMCD NV	UBS AG	(9,352,473)	09/03/29	0.00%	1D ESTR	Monthly	(124,429)
Inchcape PLC	BNP Paribas SA	(130,157)	03/17/27	0.00%	1D SONIA	Monthly	1,179

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Independent Bank Corp.	SG Americas Securities LLC	$ (20,590,833)	12/08/25	(0.15)%	1D OBFR01	Monthly	$ 631,340
Indra Sistemas SA	Barclays Bank PLC	(1,509,884)	08/17/26	(0.26)%	1D ESTR	Monthly	(136,971)
Indra Sistemas SA	BNP Paribas SA	(4,421,357)	08/17/26	(0.32)%	1D ESTR	Monthly	(573,916)
Indra Sistemas SA	Morgan Stanley & Co. International PLC	(2,315,923)	01/04/27	(0.26)%	1D ESTR	Monthly	(210,092)
Indra Sistemas SA	SG Americas Securities LLC	(1,253,223)	12/08/25	(0.26)%	1D ESTR	Monthly	(93,756)
Industria de Diseno Textil SA	BNP Paribas SA	(12,931,900)	08/17/26	(0.26)%	1D ESTR	Monthly	4,809
Industria de Diseno Textil SA	SG Americas Securities LLC	(11,689,564)	12/08/25	(0.26)%	1D ESTR	Monthly	3,716
Infinity Natural Resources, Inc., Class A	UBS AG	(582,917)	04/21/28	0.00%	1D OBFR01	Monthly	44,551
Informa PLC	BNP Paribas SA	(2,706,671)	08/17/26	(0.25)%	1D SONIA	Monthly	(135,073)
Infratil Ltd.	Bank of America N.A.	(1,999,333)	02/15/28	(0.35)%	1M BBR	Monthly	(74,079)
Infratil Ltd.	Barclays Bank PLC	(4,509,000)	05/13/27	(0.40)%	1M BBR	Monthly	(4,124)
Infratil Ltd.	Barclays Bank PLC	(1,426,937)	10/09/27	(0.40)%	1M BBR	Monthly	(1,305)
Infratil Ltd.	BNP Paribas SA	(7,736,169)	09/07/26	(0.25)%	1D NZOCO	Monthly	(286,639)
Infratil Ltd.	BNP Paribas SA	(1,140,839)	03/22/27	(0.25)%	1D NZOCO	Monthly	(42,270)
Infratil Ltd.	Goldman Sachs Bank USA	(452,944)	08/19/26	(0.40)%	1D NZOCO	Monthly	(16,782)
Infratil Ltd.	Goldman Sachs Bank USA	(242,223)	08/19/26	(0.40)%	1D NZOCO	Monthly	(8,975)
Infratil Ltd.	JPMorgan Chase Bank N.A.	(103,004)	02/10/26	(0.25)%	1M BBR	Monthly	405
Infratil Ltd.	Morgan Stanley & Co. International PLC	(11,156,209)	01/06/27	(0.40)%	1D NZOCO	Monthly	(10,299)
Infratil Ltd.	Morgan Stanley & Co. International PLC	(3,344,753)	01/07/27	(0.41)%	1D NZOCO	Monthly	(3,059)
Infratil Ltd.	SG Americas Securities LLC	(2,978,398)	12/08/25	(0.25)%	1D NZOCO	Monthly	11,701
Infratil Ltd.	SG Americas Securities LLC	(1,300,231)	12/08/25	(0.25)%	1D NZOCO	Monthly	5,108
ING Groep NV	SG Americas Securities LLC	(26,315,966)	12/08/25	0.09%	1D ESTR	Monthly	(831,478)
ING Groep NV	SG Americas Securities LLC	(16,109,404)	12/08/25	0.08%	1D ESTR	Monthly	(481,939)
ING Groep NV	UBS AG	(11,663,461)	04/18/28	0.00%	1D ESTR	Monthly	(382,479)
ING Groep NV	UBS AG	(15,254,545)	09/03/29	0.00%	1D ESTR	Monthly	(641,493)
Ingersoll Rand, Inc.	SG Americas Securities LLC	(29,714,340)	12/08/25	(0.15)%	1D OBFR01	Monthly	1,709,703
Ingevity Corp.	UBS AG	(674,921)	04/21/28	0.00%	1D OBFR01	Monthly	13,896
Inmode Ltd.	Barclays Bank PLC	(815,108)	12/23/25	(0.15)%	1D OBFR01	Monthly	42,873
Inmode Ltd.	UBS AG	(1,292,880)	04/21/28	0.00%	1D OBFR01	Monthly	42,334
Innodata, Inc.	Barclays Bank PLC	(359,197)	12/23/25	(0.50)%	1D OBFR01	Monthly	(12,659)
Innodata, Inc.	BNP Paribas SA	(539,466)	04/16/26	(0.15)%	1D OBFR01	Monthly	26,373
Innodata, Inc.	Morgan Stanley & Co. International PLC	(897,199)	01/04/27	(0.42)%	1D FEDL01	Monthly	(31,620)
Innodata, Inc.	SG Americas Securities LLC	(1,092,733)	12/08/25	(0.36)%	1D OBFR01	Monthly	78,186
Innodata, Inc.	UBS AG	(1,205,365)	04/21/28	0.00%	1D OBFR01	Monthly	77,635
Innovex International, Inc.	Goldman Sachs Bank USA	(304,434)	08/18/26	(0.15)%	1D FEDL01	Monthly	(36,716)
Innovex International, Inc.	SG Americas Securities LLC	(12,232,572)	12/08/25	(0.15)%	1D OBFR01	Monthly	(664,430)
Inpost SA	Morgan Stanley & Co. International PLC	(1,910,123)	01/04/27	(0.26)%	1D ESTR	Monthly	(16,026)
Insource Co. Ltd.	Barclays Bank PLC	(1,356,399)	05/12/27	(0.16)%	1D P TONA	Monthly	56,650
Insource Co. Ltd.	BNP Paribas SA	(1,856,286)	03/24/27	(0.25)%	1D TONA	Monthly	111,603
Insource Co. Ltd.	Citibank N.A.	(845,738)	02/26/26	(0.15)%	1D P TONA	Monthly	59,331
Insource Co. Ltd.	Goldman Sachs Bank USA	(58,949)	08/19/26	(0.25)%	1D P TONA	Monthly	3,544
Integer Holdings Corp.	UBS AG	(191,452)	04/21/28	0.00%	1D OBFR01	Monthly	2,133
Integra LifeSciences Holdings Corp.	Goldman Sachs Bank USA	(1,588,822)	08/18/26	(0.15)%	1D FEDL01	Monthly	247,870
Integra LifeSciences Holdings Corp.	SG Americas Securities LLC	(4,874,415)	12/08/25	(0.15)%	1D OBFR01	Monthly	921,564
InterDigital, Inc.	SG Americas Securities LLC	(5,527,332)	12/08/25	(0.15)%	1D OBFR01	Monthly	(181,863)
International Business Machines Corp.	SG Americas Securities LLC	(4,049,350)	12/08/25	(0.15)%	1D OBFR01	Monthly	39,494
International Consolidated Airlines Group SA	BNP Paribas SA	(8,199,818)	08/17/26	(0.25)%	1D SONIA	Monthly	(320,873)
International Consolidated Airlines Group SA	Morgan Stanley & Co. International PLC	(418,169)	01/27/27	(0.25)%	1D SONIA	Monthly	(11,803)
International Flavors & Fragrances, Inc.	SG Americas Securities LLC	(6,301,674)	12/08/25	(0.15)%	1D OBFR01	Monthly	181,368
International Paper Co.	Bank of America N.A.	(563,413)	02/15/28	0.00%	1D SONIA	Monthly	80,950
International Paper Co.	Bank of America N.A.	(288,540)	02/15/28	(0.15)%	1D OBFR01	Monthly	51,020
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
International Paper Co.	Barclays Bank PLC	$ (14,357,668)	12/23/25	(0.15)%	1D OBFR01	Monthly	$ 2,787,693
International Paper Co.	Barclays Bank PLC	(10,719,657)	08/17/26	(0.75)%	1D SONIA	Monthly	1,870,744
International Paper Co.	SG Americas Securities LLC	(38,118,467)	12/08/25	(0.15)%	1D OBFR01	Monthly	6,551,867
International Paper Co.	UBS AG	(7,142,860)	04/18/28	0.00%	1D OBFR01	Monthly	1,263,011
International Paper Co.	UBS AG	(8,656,466)	09/03/29	0.00%	1D SONIA	Monthly	1,243,745
International Seaways, Inc.	Barclays Bank PLC	(1,233,650)	12/23/25	(0.15)%	1D OBFR01	Monthly	(124,611)
International Workplace Group PLC	Morgan Stanley & Co. International PLC	(286,325)	01/04/27	(0.25)%	1D SONIA	Monthly	491
Internet Initiative Japan, Inc.	Bank of America N.A.	(4,009,636)	02/15/28	(0.15)%	1D P TONA	Monthly	(158,181)
Internet Initiative Japan, Inc.	Barclays Bank PLC	(1,951,808)	05/12/27	(0.15)%	1D P TONA	Monthly	(34,670)
Interparfums SA	Barclays Bank PLC	(1,868,985)	12/10/26	(0.26)%	1D ESTR	Monthly	102,865
Interparfums SA	UBS AG	(2,019,714)	04/24/28	0.00%	1D ESTR	Monthly	49,847
Interparfums, Inc.	SG Americas Securities LLC	(13,545,064)	12/08/25	(0.15)%	1D OBFR01	Monthly	816,673
Interpump Group SpA	Goldman Sachs Bank USA	(5,663,472)	08/19/26	(0.26)%	1D ESTR	Monthly	(641,451)
Interpump Group SpA	SG Americas Securities LLC	(6,937,240)	12/08/25	(0.26)%	1D ESTR	Monthly	(811,173)
InvenTrust Properties Corp.	SG Americas Securities LLC	(5,081,708)	12/08/25	(0.14)%	1D OBFR01	Monthly	27,668
Invesco Ltd.	Morgan Stanley & Co. International PLC	(513,064)	01/06/27	(0.15)%	1D FEDL01	Monthly	(6,985)
Invesco Mortgage Capital, Inc.	Bank of America N.A.	(351,014)	02/15/28	(2.32)%	1D OBFR01	Monthly	(13,054)
Invesco Mortgage Capital, Inc.	Barclays Bank PLC	(10,164,476)	12/23/25	(1.38)%	1D OBFR01	Monthly	(217,587)
Invesco Mortgage Capital, Inc.	BNP Paribas SA	(8,325,579)	04/16/26	(1.73)%	1D OBFR01	Monthly	(309,629)
Invesco Mortgage Capital, Inc.	Citibank N.A.	(2,565,637)	06/25/26	(2.15)%	1D OBFR01	Monthly	(55,699)
Invesco Mortgage Capital, Inc.	Morgan Stanley & Co. International PLC	(12,213,807)	01/04/27	(2.27)%	1D FEDL01	Monthly	(265,157)
Invesco Mortgage Capital, Inc.	UBS AG	(2,591,472)	04/21/28	0.00%	1D OBFR01	Monthly	(96,377)
Investment AB Latour, Class B	Morgan Stanley & Co. International PLC	(502,137)	01/04/27	(0.26)%	1D STIBOR	Monthly	6,002
Investor AB, Class B	Bank of America N.A.	(14,736,808)	02/15/28	0.00%	1D STIBOR	Monthly	(179,443)
Investor AB, Class B	Morgan Stanley & Co. International PLC	(1,172,190)	01/04/27	(0.26)%	1D STIBOR	Monthly	10,334
Investor AB, Class B	Morgan Stanley & Co. International PLC	(1,106,204)	01/08/27	(0.26)%	1D STIBOR	Monthly	12,045
Invincible Investment Corp.	Bank of America N.A.	(1,560,585)	02/15/28	(0.15)%	1D P TONA	Monthly	(21,957)
Invincible Investment Corp.	Barclays Bank PLC	(1,149,517)	05/12/27	(0.15)%	1D P TONA	Monthly	5,725
Invincible Investment Corp.	JPMorgan Chase Bank N.A.	(1,265,499)	02/10/26	(0.15)%	1D P TONA	Monthly	(23,501)
Inwido AB	Bank of America N.A.	(1,542,460)	02/15/28	(0.26)%	1D STIBOR	Monthly	317,937
IPH Ltd.	Bank of America N.A.	(464,497)	02/15/28	(0.30)%	1D AONIA	Monthly	(17,684)
IPH Ltd.	Barclays Bank PLC	(5,118,420)	05/12/27	(0.25)%	1D AONIA	Monthly	(240,151)
IPH Ltd.	BNP Paribas SA	(3,932)	03/22/27	(0.50)%	1D AONIA	Monthly	(150)
IPH Ltd.	JPMorgan Chase Bank N.A.	(2,086,046)	02/10/26	(0.25)%	1D AONIA	Monthly	(37,546)
IPH Ltd.	Morgan Stanley & Co. International PLC	(575,436)	01/06/27	(0.30)%	1D AONIA	Monthly	(26,999)
IPH Ltd.	UBS AG	(1,293,039)	04/03/28	0.00%	1D AONIA	Monthly	(49,228)
IQVIA Holdings, Inc.	Morgan Stanley & Co. International PLC	(6,733,961)	01/06/27	(0.15)%	1D FEDL01	Monthly	69,807
IRESS Ltd.	Barclays Bank PLC	(1,430,768)	05/12/27	(0.25)%	1D AONIA	Monthly	(22,931)
IRESS Ltd.	Morgan Stanley & Co. International PLC	(5,323)	01/06/27	(0.30)%	1D AONIA	Monthly	(85)
Iron Mountain, Inc.	Morgan Stanley & Co. International PLC	(323,077)	01/06/27	(0.15)%	1D FEDL01	Monthly	3,108
Israel Corp. Ltd.	BNP Paribas SA	(44,835)	06/17/27	(1.05)%	SHIR	Monthly	(1,546)
Israel Corp. Ltd.	Goldman Sachs Bank USA	(2,148,637)	08/19/26	(0.64)%	SHIR	Monthly	(74,108)
Israel Corp. Ltd.	Morgan Stanley & Co. International PLC	(130,120)	05/23/27	(0.75)%	SHIR	Monthly	(1,942)
ITOCHU Corp.	Bank of America N.A.	(5,818,423)	02/15/28	(0.15)%	1D P TONA	Monthly	(373,572)
ITOCHU Corp.	Barclays Bank PLC	(14,036,888)	05/12/27	(0.20)%	1D P TONA	Monthly	(183,270)
ITOCHU Corp.	Barclays Bank PLC	(21,190,372)	09/09/27	(0.20)%	1D P TONA	Monthly	(403,417)
ITOCHU Corp.	Citibank N.A.	(1,437,372)	02/26/26	(0.15)%	1D P TONA	Monthly	(33,879)
ITOCHU Corp.	JPMorgan Chase Bank N.A.	(7,566,567)	02/10/26	(0.15)%	1D P TONA	Monthly	(334,165)
ITOCHU Corp.	UBS AG	(234,043)	04/18/28	0.00%	1D P TONA	Monthly	(15,027)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Itron, Inc.	Morgan Stanley & Co. International PLC	$ (246,074)	01/06/27	(0.15)%	1D FEDL01	Monthly	$ 59,660
Ivanhoe Mines Ltd., Class A	Bank of America N.A.	(1,324,290)	02/15/28	(0.20)%	CABROVER	Monthly	152,064
Ivanhoe Mines Ltd., Class A	Barclays Bank PLC	(800,778)	10/23/26	(0.20)%	CABROVER	Monthly	17,857
Ivanhoe Mines Ltd., Class A	Goldman Sachs Bank USA	(1,669,180)	08/18/26	(0.20)%	1D CORRA	Monthly	191,666
Ivanhoe Mines Ltd., Class A	Morgan Stanley & Co. International PLC	(8,034,394)	01/04/27	(0.20)%	CABROVER	Monthly	179,164
Ivanhoe Mines Ltd., Class A	Morgan Stanley & Co. International PLC	(12,868,069)	01/06/27	(0.20)%	CABROVER	Monthly	286,953
Iwatani Corp.	Barclays Bank PLC	(4,775,362)	05/12/27	(0.20)%	1D P TONA	Monthly	82,197
Iyogin Holdings, Inc.	Barclays Bank PLC	(7,697,397)	05/12/27	(0.20)%	1D P TONA	Monthly	(801,520)
Iyogin Holdings, Inc.	Citibank N.A.	(437,304)	02/26/26	(0.15)%	1D P TONA	Monthly	(45,536)
Izumi Co. Ltd.	Barclays Bank PLC	(2,146,138)	05/12/27	(0.15)%	1D P TONA	Monthly	47,099
Izumi Co. Ltd.	UBS AG	(523,759)	04/03/28	0.00%	1D P TONA	Monthly	20,437
J & J Snack Foods Corp.	SG Americas Securities LLC	(7,269,293)	12/08/25	(0.15)%	1D OBFR01	Monthly	816,423
J Front Retailing Co. Ltd.	Bank of America N.A.	(1,436,257)	02/15/28	(0.15)%	1D P TONA	Monthly	69,061
J Front Retailing Co. Ltd.	Bank of America N.A.	(921,163)	03/15/28	(0.15)%	1D P TONA	Monthly	44,293
J Front Retailing Co. Ltd.	Barclays Bank PLC	(3,150,976)	05/12/27	(0.20)%	1D P TONA	Monthly	(19,594)
J Front Retailing Co. Ltd.	Barclays Bank PLC	(9,945,689)	09/09/27	(0.20)%	1D P TONA	Monthly	(62,364)
J Front Retailing Co. Ltd.	Citibank N.A.	(1,479,122)	02/26/26	(0.15)%	1D P TONA	Monthly	(9,903)
J Front Retailing Co. Ltd.	Citibank N.A.	(1,405,913)	02/26/26	(0.15)%	1D P TONA	Monthly	(9,413)
J Front Retailing Co. Ltd.	JPMorgan Chase Bank N.A.	(3,388,541)	02/10/26	(0.15)%	1D P TONA	Monthly	255,573
J Front Retailing Co. Ltd.	JPMorgan Chase Bank N.A.	(4,527,273)	02/10/26	(0.15)%	1D P TONA	Monthly	341,459
J M Smucker Co.	UBS AG	(18,958,653)	04/18/28	0.00%	1D OBFR01	Monthly	(5,494)
Jack Henry & Associates, Inc.	Barclays Bank PLC	(18,686,454)	12/23/25	(0.15)%	1D OBFR01	Monthly	959,317
Jacobs Solutions, Inc.	SG Americas Securities LLC	(3,826,523)	12/08/25	(0.15)%	1D OBFR01	Monthly	37,691
James Hardie Industries PLC	UBS AG	(372,359)	04/21/28	0.00%	1D OBFR01	Monthly	10,040
James Hardie Industries PLC, CDI	BNP Paribas SA	(328,155)	09/07/26	(0.25)%	1D AONIA	Monthly	6,494
James Hardie Industries PLC, CDI	BNP Paribas SA	(2,360,791)	03/22/27	(0.25)%	1D AONIA	Monthly	143,411
Jamieson Wellness, Inc.	Barclays Bank PLC	(81,571)	12/23/25	(0.20)%	CABROVER	Monthly	(306)
Jamieson Wellness, Inc.	Morgan Stanley & Co. International PLC	(443,719)	01/04/27	(0.20)%	CABROVER	Monthly	(1,663)
Janus International Group, Inc.	SG Americas Securities LLC	(220,614)	12/08/25	(0.15)%	1D OBFR01	Monthly	7,974
Janus International Group, Inc.	UBS AG	(3,741,175)	04/21/28	0.00%	1D OBFR01	Monthly	146,052
Japan Airport Terminal Co. Ltd.	Barclays Bank PLC	(20,088,842)	05/12/27	(0.20)%	1D P TONA	Monthly	827,665
Japan Airport Terminal Co. Ltd.	Citibank N.A.	(756,407)	02/26/26	(0.15)%	1D P TONA	Monthly	32,443
Japan Elevator Service Holdings Co. Ltd.	Barclays Bank PLC	(2,963,841)	05/12/27	(0.17)%	1D P TONA	Monthly	169,138
Japan Excellent, Inc.	Barclays Bank PLC	(1,339,308)	05/12/27	(0.15)%	1D P TONA	Monthly	(2,737)
Japan Excellent, Inc.	UBS AG	(103,862)	04/03/28	0.00%	1D P TONA	Monthly	(2,089)
Japan Exchange Group, Inc.	Barclays Bank PLC	(1,167,392)	05/12/27	(0.20)%	1D P TONA	Monthly	28,859
Japan Exchange Group, Inc.	Barclays Bank PLC	(7,381,502)	09/09/27	(0.20)%	1D P TONA	Monthly	243,643
Japan Investment Adviser Co., Ltd.	Bank of America N.A.	(1,303,420)	02/15/28	0.00%	1D P TONA	Monthly	88,612
Japan Investment Adviser Co., Ltd.	Barclays Bank PLC	(1,694,665)	05/12/27	(0.15)%	1D P TONA	Monthly	117,707
Japan Investment Adviser Co., Ltd.	BNP Paribas SA	(40,578)	03/24/27	(0.25)%	1D TONA	Monthly	2,759
Japan Investment Adviser Co., Ltd.	Citibank N.A.	(94,832)	02/26/26	(0.15)%	1D P TONA	Monthly	6,587
Japan Investment Adviser Co., Ltd.	Goldman Sachs Bank USA	(79,927)	08/19/26	(0.48)%	1D P TONA	Monthly	5,434
Japan Investment Adviser Co., Ltd.	JPMorgan Chase Bank N.A.	(24,374)	02/10/26	(0.25)%	1D P TONA	Monthly	2,599
Japan Investment Adviser Co., Ltd.	Morgan Stanley & Co. International PLC	(870,733)	01/06/27	(0.25)%	1D P TONA	Monthly	60,479
Japan Investment Adviser Co., Ltd.	SG Americas Securities LLC	(1,268,739)	12/08/25	(0.25)%	1D P TONA	Monthly	135,300
Japan Investment Adviser Co., Ltd.	UBS AG	(413,159)	04/03/28	0.00%	1D P TONA	Monthly	28,088
Japan Steel Works Ltd.	Bank of America N.A.	(7,611,018)	02/15/28	0.00%	1D P TONA	Monthly	(366,051)
Japan Steel Works Ltd.	Bank of America N.A.	(3,255,616)	03/15/28	0.00%	1D P TONA	Monthly	(156,578)
Japan Steel Works Ltd.	Barclays Bank PLC	(4,505,026)	05/12/27	(0.19)%	1D P TONA	Monthly	31,842
Japan Steel Works Ltd.	Barclays Bank PLC	(23,421,903)	09/09/27	(0.19)%	1D P TONA	Monthly	178,375
Japan Steel Works Ltd.	Citibank N.A.	(1,840,267)	02/26/26	(0.15)%	1D P TONA	Monthly	13,007
Japan Steel Works Ltd.	Citibank N.A.	(1,002,583)	02/26/26	(0.20)%	1D P TONA	Monthly	7,086
Japan Steel Works Ltd.	JPMorgan Chase Bank N.A.	(2,117,296)	02/10/26	(0.15)%	1D P TONA	Monthly	14,965
Japan Steel Works Ltd.	SG Americas Securities LLC	(712,361)	12/08/25	(0.08)%	1D P TONA	Monthly	5,035
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Jardine Cycle & Carriage Ltd.	Morgan Stanley & Co. International PLC	$ (6,105,101)	01/06/27	(2.00)%	SORA	Monthly	$ (486,866)
JBT Marel Corp.	Morgan Stanley & Co. International PLC	(1,513,888)	01/06/27	(0.15)%	1D FEDL01	Monthly	38,266
JBT Marel Corp.	SG Americas Securities LLC	(18,826,684)	12/08/25	(0.15)%	1D OBFR01	Monthly	2,258,531
JD Sports Fashion PLC	Bank of America N.A.	(4,240,641)	02/15/28	(0.25)%	1D SONIA	Monthly	77,770
JD Sports Fashion PLC	BNP Paribas SA	(989,958)	08/17/26	(0.25)%	1D SONIA	Monthly	57,833
JD Sports Fashion PLC	BNP Paribas SA	(1,544,041)	03/22/27	(0.25)%	1D SONIA	Monthly	28,317
JD Sports Fashion PLC	Goldman Sachs Bank USA	(855,392)	08/19/26	(0.25)%	1D SONIA	Monthly	15,687
JD Sports Fashion PLC	Goldman Sachs Bank USA	(1,700,912)	08/19/26	(0.25)%	1D SONIA	Monthly	31,194
JD Sports Fashion PLC	SG Americas Securities LLC	(262,096)	12/08/25	(0.25)%	1D SONIA	Monthly	16,359
JD Sports Fashion PLC	SG Americas Securities LLC	(5,061,764)	12/08/25	(0.12)%	1D SONIA	Monthly	391,653
JD Sports Fashion PLC	UBS AG	(6,159,244)	04/18/28	0.00%	1D SONIA	Monthly	112,956
JD Sports Fashion PLC	UBS AG	(3,391,710)	09/03/29	0.00%	1D SONIA	Monthly	62,202
Jeol Ltd.	Barclays Bank PLC	(4,096,290)	05/12/27	(0.15)%	1D P TONA	Monthly	36,545
Jeol Ltd.	JPMorgan Chase Bank N.A.	(785,828)	02/10/26	(0.21)%	1D P TONA	Monthly	6,142
Jeol Ltd.	Morgan Stanley & Co. International PLC	(871,884)	01/06/27	(0.25)%	1D P TONA	Monthly	18,262
Jeronimo Martins SGPS SA	Morgan Stanley & Co. International PLC	(8,365,797)	01/04/27	(0.26)%	1D ESTR	Monthly	(837,938)
Jeronimo Martins SGPS SA, Class A	SG Americas Securities LLC	(2,872,608)	12/08/25	(0.26)%	1D ESTR	Monthly	(213,693)
JFE Holdings, Inc.	Barclays Bank PLC	(10,554,598)	05/12/27	(0.20)%	1D P TONA	Monthly	(27,765)
JFE Holdings, Inc.	Barclays Bank PLC	(20,538,052)	09/09/27	(0.20)%	1D P TONA	Monthly	(54,808)
JGC Holdings Corp.	Bank of America N.A.	(5,147,809)	02/15/28	(0.15)%	1D P TONA	Monthly	(232,082)
JGC Holdings Corp.	Barclays Bank PLC	(5,536,390)	05/12/27	(0.15)%	1D P TONA	Monthly	206,060
JMDC, Inc.	Bank of America N.A.	(1,286,553)	02/15/28	0.00%	1D P TONA	Monthly	(85,711)
JMDC, Inc.	Barclays Bank PLC	(19,797,207)	05/12/27	(0.20)%	1D P TONA	Monthly	(7,129)
JMDC, Inc.	Citibank N.A.	(1,389,231)	02/26/26	(0.15)%	1D P TONA	Monthly	1,121
JTC PLC	BNP Paribas SA	(1,191,233)	03/17/27	(0.25)%	1D SONIA	Monthly	10,905
Jungheinrich AG	SG Americas Securities LLC	(163,385)	12/08/25	0.10%	1D ESTR	Monthly	(6,836)
Justsystems Corp.	Barclays Bank PLC	(4,109,597)	05/12/27	(0.19)%	1D P TONA	Monthly	(395,936)
JVCKenwood Corp.	Bank of America N.A.	(283,282)	02/15/28	(0.15)%	1D P TONA	Monthly	(25,992)
JVCKenwood Corp.	Barclays Bank PLC	(1,138,327)	05/12/27	(0.15)%	1D P TONA	Monthly	(57,907)
JVCKenwood Corp.	BNP Paribas SA	(465,287)	03/24/27	(0.15)%	1D TONA	Monthly	(42,691)
JVCKenwood Corp.	SG Americas Securities LLC	(362,768)	12/08/25	(0.25)%	1D P TONA	Monthly	(18,616)
Kadokawa Corp.	Bank of America N.A.	(1,431,713)	02/15/28	0.00%	1D P TONA	Monthly	24,026
Kadokawa Corp.	Bank of America N.A.	(630,228)	03/15/28	(0.15)%	1D P TONA	Monthly	10,576
Kadokawa Corp.	Barclays Bank PLC	(9,252,440)	05/12/27	(0.20)%	1D P TONA	Monthly	96,859
Kadokawa Corp.	Barclays Bank PLC	(20,183,979)	09/09/27	(0.20)%	1D P TONA	Monthly	202,451
Kadokawa Corp.	JPMorgan Chase Bank N.A.	(1,572,153)	02/10/26	(0.17)%	1D P TONA	Monthly	34,249
Kadokawa Corp.	JPMorgan Chase Bank N.A.	(2,097,734)	02/10/26	(0.18)%	1D P TONA	Monthly	45,699
Kadokawa Corp.	SG Americas Securities LLC	(2,811,514)	12/08/25	(0.32)%	1D P TONA	Monthly	61,248
Kadokawa Corp.	SG Americas Securities LLC	(2,129,866)	12/08/25	(0.25)%	1D P TONA	Monthly	46,399
Kagome Co. Ltd.	Barclays Bank PLC	(7,367,744)	05/12/27	(0.20)%	1D P TONA	Monthly	375,859
Karoon Energy Ltd.	Barclays Bank PLC	(15,417,905)	05/12/27	(0.25)%	1D AONIA	Monthly	(1,864,879)
Katitas Co., Ltd.	Barclays Bank PLC	(1,075,207)	05/12/27	(0.20)%	1D P TONA	Monthly	31,507
Kawasaki Heavy Industries Ltd.	Bank of America N.A.	(134,536)	03/15/28	(0.15)%	1D P TONA	Monthly	(33,625)
Kawasaki Heavy Industries Ltd.	Barclays Bank PLC	(7,055,569)	05/12/27	(0.15)%	1D P TONA	Monthly	(207,378)
Kawasaki Heavy Industries Ltd.	Barclays Bank PLC	(12,014,194)	09/09/27	(0.15)%	1D P TONA	Monthly	(1,614,843)
KBC Ancora	Morgan Stanley & Co. International PLC	(7,443,887)	01/04/27	(0.26)%	1D ESTR	Monthly	(140,506)
KBC Group NV	Barclays Bank PLC	(7,824,215)	08/17/26	(0.26)%	1D ESTR	Monthly	(222,680)
KBC Group NV	Morgan Stanley & Co. International PLC	(38,263,681)	01/06/27	(0.26)%	1D ESTR	Monthly	(1,040,801)
KBC Group NV	SG Americas Securities LLC	(41,884,610)	12/08/25	0.10%	1D ESTR	Monthly	(1,593,886)
Kearny Financial Corp.	SG Americas Securities LLC	(266,117)	12/08/25	(0.15)%	1D OBFR01	Monthly	12,313
KeePer Technical Laboratory Co. Ltd.	Morgan Stanley & Co. International PLC	(1,888,602)	01/06/27	(2.19)%	1D P TONA	Monthly	51,985
Keisei Electric Railway Co. Ltd.	Barclays Bank PLC	(4,469,417)	05/12/27	(0.19)%	1D P TONA	Monthly	301,478
Keisei Electric Railway Co. Ltd.	SG Americas Securities LLC	(1,135,507)	12/08/25	(0.25)%	1D P TONA	Monthly	112,279

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Kelt Exploration Ltd.	Morgan Stanley & Co. International PLC	$ (1,058,810)	01/04/27	(0.20)%	CABROVER	Monthly	$ (78,430)
Kemira OYJ	BNP Paribas SA	(1,135,925)	03/24/27	(0.26)%	1D ESTR	Monthly	(12,430)
Kemira OYJ	Morgan Stanley & Co. International PLC	(3,983,423)	01/04/27	(0.26)%	1D ESTR	Monthly	5,317
Kemira OYJ	SG Americas Securities LLC	(8,684,823)	12/08/25	(0.26)%	1D ESTR	Monthly	(25,427)
Kennametal, Inc.	Barclays Bank PLC	(141,686)	12/23/25	(0.15)%	1D OBFR01	Monthly	3,094
Keppel DC REIT	BNP Paribas SA	(206,881)	03/22/27	(0.30)%	SORA	Monthly	(2,485)
Keppel Ltd.	Barclays Bank PLC	(6,841,790)	02/22/27	(0.30)%	SORA	Monthly	(420,184)
Keppel Ltd.	Morgan Stanley & Co. International PLC	(630,316)	01/06/27	(0.30)%	SORA	Monthly	(14,863)
Keppel Ltd.	Morgan Stanley & Co. International PLC	(1,327,687)	01/07/27	(0.30)%	SORA	Monthly	(81,539)
Kering SA	Citibank N.A.	(29,097,214)	06/25/26	0.00%	1D ESTR	Monthly	844,825
Kering SA	Citibank N.A.	(25,114,716)	07/06/26	0.00%	1D ESTR	Monthly	729,195
Kering SA	Morgan Stanley & Co. International PLC	(2,307,312)	01/04/27	(0.26)%	1D ESTR	Monthly	77,888
Kering SA	Morgan Stanley & Co. International PLC	(802,790)	01/06/27	(0.26)%	1D ESTR	Monthly	23,309
Kesko OYJ, Class B	SG Americas Securities LLC	(58,107)	12/08/25	(0.26)%	1D ESTR	Monthly	2,565
Keyence Corp.	Barclays Bank PLC	(1,421,837)	05/12/27	(0.19)%	1D P TONA	Monthly	48,640
KH Neochem Co. Ltd.	Barclays Bank PLC	(2,037,944)	05/12/27	(0.16)%	1D P TONA	Monthly	11,809
Kikkoman Corp.	Bank of America N.A.	(123,949)	02/15/28	(0.25)%	1D P TONA	Monthly	5,300
Kikkoman Corp.	Barclays Bank PLC	(16,889,929)	05/12/27	(0.20)%	1D P TONA	Monthly	881,842
Kikkoman Corp.	Barclays Bank PLC	(38,873,645)	09/09/27	(0.20)%	1D P TONA	Monthly	1,756,353
Kikkoman Corp.	BNP Paribas SA	(665,499)	03/24/27	(0.25)%	1D TONA	Monthly	28,456
Kikkoman Corp.	Goldman Sachs Bank USA	(70,709)	08/19/26	(0.25)%	1D P TONA	Monthly	3,023
Kikkoman Corp.	SG Americas Securities LLC	(146,542)	12/08/25	(0.25)%	1D P TONA	Monthly	9,578
Kikkoman Corp.	UBS AG	(148,073)	04/18/28	0.00%	1D P TONA	Monthly	6,331
Kilroy Realty Corp.	Goldman Sachs Bank USA	(1,364,212)	08/18/26	(0.15)%	1D FEDL01	Monthly	(57,543)
Kilroy Realty Corp.	SG Americas Securities LLC	(12,097,103)	12/08/25	(0.15)%	1D OBFR01	Monthly	(245,389)
Kingspan Group PLC	Barclays Bank PLC	(1,273,957)	08/17/26	(0.26)%	1D ESTR	Monthly	63,475
Kingspan Group PLC	BNP Paribas SA	(632,452)	06/17/27	(0.26)%	1D ESTR	Monthly	44,882
Kinsale Capital Group, Inc.	Barclays Bank PLC	(2,970,414)	12/23/25	(0.15)%	1D OBFR01	Monthly	348,692
Kintetsu Group Holdings Co. Ltd.	Barclays Bank PLC	(22,902,379)	05/12/27	(0.20)%	1D P TONA	Monthly	1,116,771
KION Group AG	Barclays Bank PLC	(9,162,621)	08/17/26	(0.26)%	1D ESTR	Monthly	(1,144,392)
KION Group AG	BNP Paribas SA	(1,869,998)	08/17/26	(0.26)%	1D ESTR	Monthly	(267,177)
KION Group AG	SG Americas Securities LLC	(8,732,465)	12/08/25	(0.26)%	1D ESTR	Monthly	(784,920)
Kioxia Holdings Corp.	Barclays Bank PLC	(1,811,882)	05/12/27	0.00%	1D P TONA	Monthly	12,490
Kioxia Holdings Corp.	Barclays Bank PLC	(968,744)	09/09/27	(0.20)%	1D P TONA	Monthly	(28,593)
Kirin Holdings Co. Ltd.	Barclays Bank PLC	(5,229,156)	05/12/27	(0.20)%	1D P TONA	Monthly	101,889
Kirin Holdings Co. Ltd.	Barclays Bank PLC	(10,865,722)	09/09/27	(0.20)%	1D P TONA	Monthly	218,837
Kiyo Bank Ltd.	Barclays Bank PLC	(1,217,176)	05/12/27	(0.20)%	1D P TONA	Monthly	(19,594)
Kiyo Bank Ltd.	Goldman Sachs Bank USA	(374,457)	08/19/26	(0.25)%	1D P TONA	Monthly	(24,816)
KKR & Co., Inc., Class A	Bank of America N.A.	(8,499,498)	02/15/28	(0.15)%	1D OBFR01	Monthly	418,624
KKR & Co., Inc., Class A	Citibank N.A.	(3,077,321)	02/24/28	(0.15)%	1D OBFR01	Monthly	124,041
KKR & Co., Inc., Class A	SG Americas Securities LLC	(4,939,433)	12/08/25	(0.15)%	1D OBFR01	Monthly	253,446
Klaviyo, Inc., Class A	Bank of America N.A.	(1,698,190)	02/15/28	(0.15)%	1D OBFR01	Monthly	(139,984)
Klaviyo, Inc., Class A	SG Americas Securities LLC	(2,861,914)	12/08/25	(0.15)%	1D OBFR01	Monthly	14,238
Knowles Corp.	UBS AG	(562,826)	04/21/28	0.00%	1D OBFR01	Monthly	(1,288)
Kobayashi Pharmaceutical Co., Ltd.	Barclays Bank PLC	(14,666,494)	05/12/27	(0.20)%	1D P TONA	Monthly	545,185
Kobe Steel Ltd.	Barclays Bank PLC	(5,812,929)	09/09/27	(0.20)%	1D P TONA	Monthly	(115,301)
Kobe Steel Ltd.	Citibank N.A.	(207,728)	02/26/26	(0.15)%	1D P TONA	Monthly	(4,120)
Kobe Steel Ltd.	SG Americas Securities LLC	(64,191)	12/08/25	(0.25)%	1D P TONA	Monthly	(1,718)
Koito Manufacturing Co. Ltd.	Barclays Bank PLC	(2,925,778)	05/12/27	(0.15)%	1D P TONA	Monthly	13,252
Kokusai Electric Corp.	Bank of America N.A.	(2,565,704)	02/15/28	0.00%	1D P TONA	Monthly	(657,250)
Kokusai Electric Corp.	Barclays Bank PLC	(8,904,069)	05/12/27	(0.17)%	1D P TONA	Monthly	(1,345,803)
Kokusai Electric Corp.	Barclays Bank PLC	(2,501,393)	09/09/27	(0.17)%	1D P TONA	Monthly	(378,072)
Kokusai Electric Corp.	UBS AG	(3,834,011)	04/18/28	0.00%	1D P TONA	Monthly	(982,150)
Komatsu Ltd.	Barclays Bank PLC	(14,137,750)	05/12/27	(0.20)%	1D P TONA	Monthly	780,787
Komatsu Ltd.	Barclays Bank PLC	(24,569,155)	09/09/27	(0.20)%	1D P TONA	Monthly	1,738,883
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Komatsu Ltd.	Citibank N.A.	$ (304,364)	02/26/26	(0.15)%	1D P TONA	Monthly	$ 23,376
Komatsu Ltd.	JPMorgan Chase Bank N.A.	(2,282,063)	02/10/26	(0.15)%	1D P TONA	Monthly	101,062
Komatsu Ltd.	JPMorgan Chase Bank N.A.	(5,873,163)	02/10/26	(0.15)%	1D P TONA	Monthly	260,094
Konami Group Corp.	Bank of America N.A.	(141,912)	03/15/28	(0.15)%	1D P TONA	Monthly	(24,624)
Konami Group Corp.	Barclays Bank PLC	(3,831,257)	05/12/27	(0.15)%	1D P TONA	Monthly	(548,618)
Konami Group Corp.	Barclays Bank PLC	(484,482)	09/09/27	(0.15)%	1D P TONA	Monthly	(48,431)
Konami Group Corp.	BNP Paribas SA	(2,284,777)	09/09/26	(0.25)%	1D TONA	Monthly	(396,439)
Konami Group Corp.	BNP Paribas SA	(7,563,889)	03/24/27	(0.25)%	1D TONA	Monthly	(1,312,436)
Konecranes Oyj	Morgan Stanley & Co. International PLC	(175,152)	01/04/27	(0.26)%	1D ESTR	Monthly	(38,056)
Konecranes Oyj	UBS AG	(253,157)	04/24/28	0.00%	1D ESTR	Monthly	(66,359)
Koninklijke Vopak NV	Morgan Stanley & Co. International PLC	(4,878,724)	01/04/27	(0.26)%	1D ESTR	Monthly	30,124
Koninklijke Vopak NV	SG Americas Securities LLC	(15,518,283)	12/08/25	(0.21)%	1D ESTR	Monthly	(183,823)
Korn Ferry	UBS AG	(152,298)	04/21/28	0.00%	1D OBFR01	Monthly	(6)
Kose Corp.	Barclays Bank PLC	(141,600)	05/12/27	0.00%	1D P TONA	Monthly	(149)
Kotobuki Spirits Co., Ltd.	Barclays Bank PLC	(11,596,091)	05/12/27	(0.20)%	1D P TONA	Monthly	81,711
Kraft Heinz Co.	BNP Paribas SA	(34,235,880)	04/16/26	(0.15)%	1D OBFR01	Monthly	625,189
Kraken Robotics, Inc.	Morgan Stanley & Co. International PLC	(629,632)	01/04/27	(0.20)%	CABROVER	Monthly	27,695
Krosaki Harima Corp.	Bank of America N.A.	(64,318)	02/15/28	(0.25)%	1D P TONA	Monthly	(43)
Krosaki Harima Corp.	Barclays Bank PLC	(2,780,451)	05/12/27	(0.15)%	1D P TONA	Monthly	2,202
Krosaki Harima Corp.	BNP Paribas SA	(72,357)	03/24/27	(0.15)%	1D TONA	Monthly	(49)
Krosaki Harima Corp.	Morgan Stanley & Co. International PLC	(800,789)	01/06/27	(0.25)%	1D P TONA	Monthly	1,640
Krosaki Harima Corp.	UBS AG	(217,072)	04/03/28	0.00%	1D P TONA	Monthly	(146)
Krystal Biotech, Inc.	SG Americas Securities LLC	(1,878,986)	12/08/25	(0.15)%	1D OBFR01	Monthly	(100,262)
Kumiai Chemical Industry Co., Ltd.	Bank of America N.A.	(539,227)	02/15/28	0.00%	1D P TONA	Monthly	26,501
Kumiai Chemical Industry Co., Ltd.	Barclays Bank PLC	(2,394,452)	05/12/27	(0.20)%	1D P TONA	Monthly	98,466
Kumiai Chemical Industry Co., Ltd.	BNP Paribas SA	(1,262,950)	03/24/27	(0.25)%	1D TONA	Monthly	36,655
Kumiai Chemical Industry Co., Ltd.	Citibank N.A.	(1,421,908)	02/26/26	(0.21)%	1D P TONA	Monthly	58,472
Kumiai Chemical Industry Co., Ltd.	JPMorgan Chase Bank N.A.	(120,158)	02/10/26	(0.25)%	1D P TONA	Monthly	20,621
Kumiai Chemical Industry Co., Ltd.	Morgan Stanley & Co. International PLC	(379,571)	01/06/27	(0.25)%	1D P TONA	Monthly	16,814
Kura Sushi USA, Inc., Class A	Barclays Bank PLC	(283,765)	12/23/25	(0.38)%	1D OBFR01	Monthly	40,617
Kura Sushi USA, Inc., Class A	BNP Paribas SA	(1,089,507)	04/16/26	(0.35)%	1D OBFR01	Monthly	113,954
Kura Sushi USA, Inc., Class A	Morgan Stanley & Co. International PLC	(642,541)	01/04/27	(0.37)%	1D FEDL01	Monthly	91,971
Kurabo Industries Ltd.	Bank of America N.A.	(245,539)	02/15/28	(0.25)%	1D P TONA	Monthly	(4,543)
Kurabo Industries Ltd.	Barclays Bank PLC	(369,600)	05/12/27	(0.20)%	1D P TONA	Monthly	10,391
Kurabo Industries Ltd.	BNP Paribas SA	(187,502)	03/24/27	(0.25)%	1D TONA	Monthly	(3,469)
Kurabo Industries Ltd.	Citibank N.A.	(154,390)	02/26/26	(0.15)%	1D P TONA	Monthly	4,341
Kurabo Industries Ltd.	Morgan Stanley & Co. International PLC	(60,820)	01/06/27	(0.25)%	1D P TONA	Monthly	1,710
Kurabo Industries Ltd.	SG Americas Securities LLC	(200,999)	12/08/25	(0.25)%	1D P TONA	Monthly	934
Kurabo Industries Ltd.	UBS AG	(111,609)	04/03/28	0.00%	1D P TONA	Monthly	(2,065)
Kuraray Co., Ltd.	Barclays Bank PLC	(6,990,373)	05/12/27	(0.18)%	1D P TONA	Monthly	52,811
Kuraray Co., Ltd.	JPMorgan Chase Bank N.A.	(3,173,157)	02/10/26	(0.15)%	1D P TONA	Monthly	151,926
Kusuri no Aoki Holdings Co. Ltd.	Barclays Bank PLC	(3,717,771)	05/12/27	(0.15)%	1D P TONA	Monthly	13,236
KYB Corp.	Bank of America N.A.	(1,562,767)	02/15/28	0.00%	1D P TONA	Monthly	(29,772)
KYB Corp.	Barclays Bank PLC	(5,391,902)	05/12/27	(0.20)%	1D P TONA	Monthly	43,710
KYB Corp.	BNP Paribas SA	(348,388)	03/24/27	(0.15)%	1D TONA	Monthly	(6,637)
KYB Corp.	SG Americas Securities LLC	(138,057)	12/08/25	(0.25)%	1D P TONA	Monthly	1,119
Kyoto Financial Group, Inc.	Bank of America N.A.	(9,226,101)	03/15/28	(0.15)%	1D P TONA	Monthly	(183,908)
Kyoto Financial Group, Inc.	Barclays Bank PLC	(3,737,975)	09/09/27	(0.20)%	1D P TONA	Monthly	22,592
Kyoto Financial Group, Inc.	Citibank N.A.	(216,044)	02/26/26	(0.15)%	1D P TONA	Monthly	1,306
Kyushu Electric Power Co., Inc.	Bank of America N.A.	(205,304)	02/15/28	(0.15)%	1D P TONA	Monthly	(1,777)
Kyushu Electric Power Co., Inc.	Bank of America N.A.	(152,762)	03/15/28	(0.15)%	1D P TONA	Monthly	(1,322)
Kyushu Electric Power Co., Inc.	Barclays Bank PLC	(1,838,330)	05/12/27	(0.15)%	1D P TONA	Monthly	3,063
Kyushu Electric Power Co., Inc.	Barclays Bank PLC	(6,409,578)	09/09/27	(0.15)%	1D P TONA	Monthly	10,678
Kyushu Electric Power Co., Inc.	JPMorgan Chase Bank N.A.	(206,716)	02/10/26	(0.75)%	1D P TONA	Monthly	616

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Kyushu Railway Co.	Bank of America N.A.	$ (892,867)	02/15/28	(0.15)%	1D P TONA	Monthly	$ (4,906)
Kyushu Railway Co.	Barclays Bank PLC	(2,391,919)	05/12/27	(0.15)%	1D P TONA	Monthly	35,899
Kyushu Railway Co.	JPMorgan Chase Bank N.A.	(150,496)	02/10/26	(0.15)%	1D P TONA	Monthly	867
Kyushu Railway Co.	Morgan Stanley & Co. International PLC	(141,756)	01/06/27	(0.25)%	1D P TONA	Monthly	2,271
L E Lundbergforetagen AB, Class B	Bank of America N.A.	(1,160,435)	02/15/28	(0.26)%	1D STIBOR	Monthly	(14,981)
L E Lundbergforetagen AB, Class B	Bank of America N.A.	(2,219)	02/15/28	(0.26)%	1D STIBOR	Monthly	(29)
L E Lundbergforetagen AB, Class B	BNP Paribas SA	(9,534,152)	08/17/26	(0.25)%	1D STIBOR	Monthly	(92,742)
L E Lundbergforetagen AB, Class B	SG Americas Securities LLC	(256,722)	12/08/25	(0.23)%	1D STIBOR	Monthly	(6,289)
Laboratorios Farmaceuticos Rovi SA	Barclays Bank PLC	(14,248,873)	12/10/26	(0.26)%	1D ESTR	Monthly	695,877
Lamb Weston Holdings, Inc.	BNP Paribas SA	(10,972,270)	04/16/26	(0.15)%	1D OBFR01	Monthly	423,909
Land Securities Group PLC	Bank of America N.A.	(106,226)	02/15/28	(0.25)%	1D SONIA	Monthly	(189)
Land Securities Group PLC	SG Americas Securities LLC	(13,407,453)	12/08/25	(0.25)%	1D SONIA	Monthly	(789,721)
Land Securities Group PLC	SG Americas Securities LLC	(5,581,134)	12/08/25	(0.25)%	1D SONIA	Monthly	(306,365)
Landis&Gyr Group AG	SG Americas Securities LLC	(5,554,196)	12/08/25	(0.26)%	SSARON	Monthly	438,730
Lantheus Holdings, Inc.	BNP Paribas SA	(1,845,265)	04/16/26	(0.15)%	1D OBFR01	Monthly	(38,198)
LANXESS AG	Barclays Bank PLC	(1,992,841)	12/10/26	(0.26)%	1D ESTR	Monthly	52,609
LANXESS AG	JPMorgan Chase Bank N.A.	(1,374,306)	02/10/26	0.00%	1D ESTR	Monthly	5,313
LANXESS AG	SG Americas Securities LLC	(8,552,645)	12/08/25	(0.26)%	1D ESTR	Monthly	33,067
Lasertec Corp.	Barclays Bank PLC	(13,434,371)	09/09/27	(0.16)%	1D P TONA	Monthly	(6,016,117)
Laurentian Bank of Canada	Bank of America N.A.	(1,717,366)	02/15/28	(0.20)%	CABROVER	Monthly	(39,031)
Laurentian Bank of Canada	Morgan Stanley & Co. International PLC	(2,021,674)	01/04/27	(0.20)%	CABROVER	Monthly	(67,117)
La-Z-Boy, Inc.	SG Americas Securities LLC	(4,599,243)	12/08/25	(0.15)%	1D OBFR01	Monthly	181,182
LCI Industries	Barclays Bank PLC	(10,186,556)	12/23/25	(0.15)%	1D OBFR01	Monthly	(1,409,602)
Legacy Housing Corp.	BNP Paribas SA	(569,871)	04/16/26	(0.15)%	1D OBFR01	Monthly	14,469
Legacy Housing Corp.	SG Americas Securities LLC	(63,859)	12/08/25	(0.50)%	1D OBFR01	Monthly	828
Legacy Housing Corp.	UBS AG	(29,722)	04/21/28	0.00%	1D OBFR01	Monthly	755
Legrand SA	Citibank N.A.	(21,218,897)	06/25/26	0.00%	1D ESTR	Monthly	(682,394)
Legrand SA	Citibank N.A.	(19,593,508)	07/06/26	0.00%	1D ESTR	Monthly	(630,122)
Legrand SA	Morgan Stanley & Co. International PLC	(1,407,220)	01/04/27	(0.26)%	1D ESTR	Monthly	(45,256)
LendingTree, Inc.	Morgan Stanley & Co. International PLC	(123,815)	01/04/27	(0.15)%	1D FEDL01	Monthly	(9,881)
Lennox International, Inc.	SG Americas Securities LLC	(242,094)	12/08/25	(0.15)%	1D OBFR01	Monthly	(5,861)
LENZ Therapeutics, Inc.	BNP Paribas SA	(124,437)	04/16/26	(0.39)%	1D OBFR01	Monthly	27,758
Leo Lithium Ltd.	Goldman Sachs Bank USA	(11,164)	08/19/26	(1.27)%	1D AONIA	Monthly	11,164
Levi Strauss & Co., Class A	Barclays Bank PLC	(3,086,860)	12/23/25	(0.15)%	1D OBFR01	Monthly	140,906
Liberty Broadband Corp., Class C	SG Americas Securities LLC	(5,624,468)	12/08/25	(0.15)%	1D OBFR01	Monthly	848,374
Liberty Media Corp.-Liberty Live, Class C	SG Americas Securities LLC	(19,603,231)	12/08/25	(0.15)%	1D OBFR01	Monthly	(725,096)
Liberty Media Corp-Liberty Formula One, Class C	UBS AG	(6,390,373)	04/18/28	0.00%	1D OBFR01	Monthly	229,528
Life360, Inc.	Morgan Stanley & Co. International PLC	(8,431,215)	01/04/27	(0.15)%	1D FEDL01	Monthly	(866,576)
Life360, Inc.	UBS AG	(4,665,467)	04/21/28	0.00%	1D OBFR01	Monthly	(57,807)
Lifedrink Co., Inc.	Barclays Bank PLC	(51,683)	05/12/27	(0.20)%	1D P TONA	Monthly	2,236
Lifedrink Co., Inc.	BNP Paribas SA	(24,972)	03/24/27	(0.15)%	1D TONA	Monthly	1,550
Lifedrink Co., Inc.	Morgan Stanley & Co. International PLC	(51,683)	01/06/27	(0.25)%	1D P TONA	Monthly	2,236
Lifenet Insurance Co.	Barclays Bank PLC	(128,423)	05/12/27	(1.32)%	1D P TONA	Monthly	1,601
Lifenet Insurance Co.	BNP Paribas SA	(347,456)	03/24/27	(1.25)%	1D TONA	Monthly	20,647
Lifenet Insurance Co.	Citibank N.A.	(1,312,627)	02/26/26	(1.15)%	1D P TONA	Monthly	16,365
Lifenet Insurance Co.	JPMorgan Chase Bank N.A.	(421,110)	02/10/26	(1.36)%	1D P TONA	Monthly	26,012
Lifenet Insurance Co.	Morgan Stanley & Co. International PLC	(1,512,670)	01/06/27	(1.00)%	1D P TONA	Monthly	18,859
Lifestyle Communities Ltd.	Bank of America N.A.	(420,709)	02/15/28	(0.30)%	1D AONIA	Monthly	19,209
Lifestyle Communities Ltd.	Barclays Bank PLC	(1,111,959)	05/12/27	(0.25)%	1D AONIA	Monthly	18,492
Lifestyle Communities Ltd.	Morgan Stanley & Co. International PLC	(873,207)	01/06/27	(1.50)%	1D AONIA	Monthly	14,522
Ligand Pharmaceuticals, Inc.	JPMorgan Chase Bank N.A.	(238,546)	02/10/26	(0.15)%	1D OBFR01	Monthly	(8,818)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Ligand Pharmaceuticals, Inc.	UBS AG	$ (6,430,008)	04/21/28	0.00%	1D OBFR01	Monthly	$ (282,869)
Lincoln National Corp.	Morgan Stanley & Co. International PLC	(13,307,719)	01/06/27	(0.15)%	1D FEDL01	Monthly	(870,977)
Lindab International AB	BNP Paribas SA	(1,709,280)	11/17/25	(0.25)%	1D STIBOR	Monthly	(223,381)
Lindab International AB	Morgan Stanley & Co. International PLC	(2,244,878)	01/04/27	(0.26)%	1D STIBOR	Monthly	(224,576)
Lindsay Corp.	UBS AG	(726,583)	04/21/28	0.00%	1D OBFR01	Monthly	121,659
Lineage, Inc.	Morgan Stanley & Co. International PLC	(2,863,440)	01/06/27	(0.15)%	1D FEDL01	Monthly	51,738
Lineage, Inc.	SG Americas Securities LLC	(177,051)	12/08/25	(0.15)%	1D OBFR01	Monthly	6,410
LINK Mobility Group Holding ASA	Barclays Bank PLC	(561,288)	12/11/26	(0.48)%	NOWA	Monthly	(35,827)
LINK Mobility Group Holding ASA	Morgan Stanley & Co. International PLC	(191,930)	01/04/27	(1.00)%	NOWA	Monthly	(12,251)
LINK Mobility Group Holding ASA	SG Americas Securities LLC	(400,610)	12/08/25	(0.56)%	NOWA	Monthly	(6,079)
LINK Mobility Group Holding ASA	UBS AG	(95,826)	04/24/28	0.00%	NOWA	Monthly	(1,956)
Liquidia Corp.	Bank of America N.A.	(2,517,376)	02/15/28	(0.15)%	1D OBFR01	Monthly	(130,434)
Liquidia Corp.	Barclays Bank PLC	(5,941,993)	12/23/25	(0.15)%	1D OBFR01	Monthly	(537,280)
Liquidia Corp.	BNP Paribas SA	(3,056,425)	04/16/26	(0.15)%	1D OBFR01	Monthly	(158,364)
Liquidia Corp.	Morgan Stanley & Co. International PLC	(2,852,505)	01/04/27	(0.15)%	1D FEDL01	Monthly	(257,926)
Live Nation Entertainment, Inc.	SG Americas Securities LLC	(1,304,832)	12/08/25	(0.15)%	1D OBFR01	Monthly	(2,060)
Lixil Corp.	Barclays Bank PLC	(24,129,240)	05/12/27	(0.20)%	1D P TONA	Monthly	1,440,051
LKQ Corp.	SG Americas Securities LLC	(1,716,619)	12/08/25	(0.15)%	1D OBFR01	Monthly	(35,972)
Loar Holdings, Inc.	UBS AG	(14,550,674)	04/18/28	0.00%	1D OBFR01	Monthly	318,352
Logista Integral SA	Barclays Bank PLC	(19,577,231)	12/10/26	(0.26)%	1D ESTR	Monthly	152,137
LondonMetric Property PLC	Bank of America N.A.	(2,796,993)	02/15/28	(0.25)%	1D SONIA	Monthly	(51,447)
LondonMetric Property PLC	Morgan Stanley & Co. International PLC	(8,478,095)	01/04/27	(0.25)%	1D SONIA	Monthly	307,219
LondonMetric Property PLC	SG Americas Securities LLC	(7,179,195)	12/08/25	(0.18)%	1D SONIA	Monthly	(391,143)
LondonMetric Property PLC	SG Americas Securities LLC	(1,655,403)	12/08/25	(0.18)%	1D SONIA	Monthly	(90,191)
LondonMetric Property PLC	UBS AG	(6,745,722)	09/03/29	0.00%	1D SONIA	Monthly	(124,078)
Lotus Bakeries NV	Barclays Bank PLC	(910,686)	12/10/26	(0.26)%	1D ESTR	Monthly	73,119
Lotus Bakeries NV	Morgan Stanley & Co. International PLC	(11,290,423)	01/04/27	(0.26)%	1D ESTR	Monthly	855,737
Lotus Bakeries NV	Morgan Stanley & Co. International PLC	(5,596,923)	01/06/27	(0.26)%	1D ESTR	Monthly	449,377
Lotus Bakeries NV	SG Americas Securities LLC	(5,207,569)	12/08/25	(0.26)%	1D ESTR	Monthly	173,444
Lotus Bakeries NV	SG Americas Securities LLC	(4,693,130)	12/08/25	(0.26)%	1D ESTR	Monthly	156,310
Lotus Bakeries NV	UBS AG	(1,759,843)	04/18/28	0.00%	1D ESTR	Monthly	67,260
Lotus Bakeries NV	UBS AG	(3,419,901)	09/03/29	0.00%	1D ESTR	Monthly	130,707
LPL Financial Holdings, Inc.	BNP Paribas SA	(9,406,172)	04/16/26	(0.15)%	1D OBFR01	Monthly	(1,187,560)
LTC Properties, Inc.	Morgan Stanley & Co. International PLC	(12,598,627)	01/04/27	(0.15)%	1D FEDL01	Monthly	99,763
Lumen Technologies, Inc.	SG Americas Securities LLC	(986,564)	12/08/25	(0.15)%	1D OBFR01	Monthly	(454,044)
Lumen Technologies, Inc.	UBS AG	(9,978,969)	04/18/28	0.00%	1D OBFR01	Monthly	(4,131,595)
Lumentum Holdings, Inc.	SG Americas Securities LLC	(810,516)	12/08/25	0.00%	1D OBFR01	Monthly	(5,802)
Lumine Group, Inc.	Morgan Stanley & Co. International PLC	(2,057,498)	01/04/27	(0.20)%	CABROVER	Monthly	158,182
LunR Royalties Corp.	Morgan Stanley & Co. International PLC	0	01/04/27	(2.92)%	CABROVER	Monthly	(5,741)
Lynas Rare Earths Ltd.	Barclays Bank PLC	(135,662)	09/09/27	(0.25)%	1D AONIA	Monthly	358
M&A Capital Partners Co., Ltd.	Barclays Bank PLC	(553,007)	05/12/27	(0.17)%	1D P TONA	Monthly	35,537
M&A Capital Partners Co., Ltd.	Morgan Stanley & Co. International PLC	(153,897)	01/06/27	(0.25)%	1D P TONA	Monthly	12,595
M&A Research Institute Holdings, Inc.	Bank of America N.A.	(1,525,878)	02/15/28	0.00%	1D P TONA	Monthly	(181,027)
M&A Research Institute Holdings, Inc.	Barclays Bank PLC	(731,248)	05/12/27	(0.90)%	1D P TONA	Monthly	(103,749)
M&A Research Institute Holdings, Inc.	Citibank N.A.	(109,903)	02/26/26	(1.00)%	1D P TONA	Monthly	(15,593)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
M&A Research Institute Holdings, Inc.	Morgan Stanley & Co. International PLC	$ (491,330)	01/06/27	(0.69)%	1D P TONA	Monthly	$ (69,710)
M3, Inc.	Bank of America N.A.	(739,965)	02/15/28	0.00%	1D P TONA	Monthly	16,799
M3, Inc.	Bank of America N.A.	(516,255)	03/15/28	(0.15)%	1D P TONA	Monthly	11,720
M3, Inc.	Barclays Bank PLC	(11,127,853)	05/12/27	(0.20)%	1D P TONA	Monthly	462,553
M3, Inc.	Barclays Bank PLC	(15,042,817)	09/09/27	(0.20)%	1D P TONA	Monthly	568,281
Macquarie Technology Group Ltd.	Bank of America N.A.	(122,190)	02/15/28	(0.30)%	1D AONIA	Monthly	(617)
Macquarie Technology Group Ltd.	Barclays Bank PLC	(474,760)	05/12/27	(0.99)%	1D AONIA	Monthly	(2,107)
Macquarie Technology Group Ltd.	BNP Paribas SA	(139,148)	03/22/27	(2.00)%	1D AONIA	Monthly	(702)
Macquarie Technology Group Ltd.	JPMorgan Chase Bank N.A.	(45,319)	02/10/26	(1.25)%	1D AONIA	Monthly	332
Macquarie Technology Group Ltd.	Morgan Stanley & Co. International PLC	(437,809)	01/06/27	(0.60)%	1D AONIA	Monthly	(1,943)
Macquarie Technology Group Ltd.	UBS AG	(366,656)	04/03/28	0.00%	1D AONIA	Monthly	(1,851)
Madison Square Garden Entertainment Corp., Class A	Barclays Bank PLC	(2,533,112)	12/23/25	(0.15)%	1D OBFR01	Monthly	110,803
Madison Square Garden Sports Corp., Class A	BNP Paribas SA	(27,571,564)	04/16/26	(0.15)%	1D OBFR01	Monthly	1,085,180
Madrigal Pharmaceuticals, Inc.	Morgan Stanley & Co. International PLC	(9,499,419)	01/06/27	(0.15)%	1D FEDL01	Monthly	(52,758)
Maeda Kosen Co., Ltd.	Barclays Bank PLC	(420,511)	05/12/27	(0.15)%	1D P TONA	Monthly	14,475
Maeda Kosen Co., Ltd.	SG Americas Securities LLC	(92,843)	12/08/25	(0.25)%	1D P TONA	Monthly	1,641
Magellan Financial Group Ltd.	Barclays Bank PLC	(3,141,138)	05/12/27	(0.25)%	1D AONIA	Monthly	318,444
Mainfreight Ltd.	BNP Paribas SA	(220,896)	03/22/27	(0.25)%	1D NZOCO	Monthly	6,925
Mainfreight Ltd.	Goldman Sachs Bank USA	(936,406)	08/19/26	(0.40)%	1D NZOCO	Monthly	29,357
Makita Corp.	Bank of America N.A.	(1,290,807)	02/15/28	(0.15)%	1D P TONA	Monthly	27,137
Makita Corp.	Bank of America N.A.	(7,436,034)	03/15/28	(0.15)%	1D P TONA	Monthly	156,328
Makita Corp.	Barclays Bank PLC	(2,317,972)	05/12/27	(0.15)%	1D P TONA	Monthly	74,807
Makita Corp.	Barclays Bank PLC	(1,043,517)	09/09/27	(0.15)%	1D P TONA	Monthly	36,814
Makita Corp.	BNP Paribas SA	(6,555,939)	09/09/26	(0.25)%	1D TONA	Monthly	137,826
Makita Corp.	BNP Paribas SA	(4,582,672)	03/24/27	(0.25)%	1D TONA	Monthly	96,342
Mandatum Oyj	Goldman Sachs Bank USA	(1,046,898)	08/19/26	(0.26)%	1D ESTR	Monthly	(56,834)
Mandatum Oyj	Morgan Stanley & Co. International PLC	(3,731,484)	01/04/27	(0.26)%	1D ESTR	Monthly	(186,643)
Maple Leaf Foods, Inc.	Barclays Bank PLC	(507,678)	12/23/25	(0.20)%	CABROVER	Monthly	28,106
Maple Leaf Foods, Inc.	Morgan Stanley & Co. International PLC	(5,141,249)	01/04/27	(0.20)%	CABROVER	Monthly	284,624
Maplebear, Inc.	Barclays Bank PLC	(4,596,479)	12/23/25	(0.15)%	1D OBFR01	Monthly	303,948
Maplebear, Inc.	SG Americas Securities LLC	(19,308,321)	12/08/25	(0.15)%	1D OBFR01	Monthly	1,358,644
Mapletree Industrial Trust	Barclays Bank PLC	(1,344,077)	12/24/27	(0.30)%	SORA	Monthly	31,657
Mapletree Logistics Trust	Goldman Sachs Bank USA	(3,220)	08/19/26	(0.30)%	SORA	Monthly	(176)
Mapletree Logistics Trust	Morgan Stanley & Co. International PLC	(370,667)	01/06/27	(0.43)%	SORA	Monthly	(14,202)
Mapletree Logistics Trust	Morgan Stanley & Co. International PLC	(97,226)	01/07/27	(0.30)%	SORA	Monthly	(3,725)
Markel Group, Inc.	SG Americas Securities LLC	(9,727,767)	12/08/25	(0.15)%	1D OBFR01	Monthly	(95,520)
Marks & Spencer Group PLC	Bank of America N.A.	(7,763,593)	02/15/28	0.00%	1D SONIA	Monthly	117
Marks & Spencer Group PLC	Bank of America N.A.	(23,048,496)	02/15/28	0.00%	1D SONIA	Monthly	348
Marks & Spencer Group PLC	Barclays Bank PLC	(21,172,773)	08/17/26	(0.15)%	1D SONIA	Monthly	422,898
Marks & Spencer Group PLC	BNP Paribas SA	(2,870,421)	03/22/27	(0.25)%	1D SONIA	Monthly	3,788
Marqeta, Inc., Class A	Goldman Sachs Bank USA	(929,404)	08/18/26	(0.15)%	1D FEDL01	Monthly	48,609
Marqeta, Inc., Class A	SG Americas Securities LLC	(4,435,502)	12/08/25	(0.15)%	1D OBFR01	Monthly	487,992
Marriott International, Inc., Class A	UBS AG	(463,350)	04/18/28	0.00%	1D OBFR01	Monthly	4,469
Marshalls PLC	Bank of America N.A.	(1,144,296)	02/15/28	(0.25)%	1D SONIA	Monthly	(12,334)
Martin Marietta Materials, Inc.	Barclays Bank PLC	(6,187,650)	12/23/25	(0.15)%	1D OBFR01	Monthly	93,436
Marubeni Corp.	Bank of America N.A.	(2,795,782)	03/15/28	0.00%	1D P TONA	Monthly	(89,443)
Marubeni Corp.	Barclays Bank PLC	(232,665)	05/12/27	(0.20)%	1D P TONA	Monthly	(3,265)
Marubeni Corp.	Barclays Bank PLC	(833,716)	09/09/27	(0.20)%	1D P TONA	Monthly	(11,699)
Marubeni Corp.	BNP Paribas SA	(2,409,993)	09/09/26	(0.25)%	1D TONA	Monthly	(77,100)
Marubeni Corp.	BNP Paribas SA	(24,347,596)	03/24/27	(0.25)%	1D TONA	Monthly	(778,928)
Maruwa Co. Ltd.	Bank of America N.A.	(443,560)	02/15/28	0.00%	1D P TONA	Monthly	(37,093)
Maruwa Co. Ltd.	Barclays Bank PLC	(22,754,461)	05/12/27	(0.19)%	1D P TONA	Monthly	(2,635,325)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Maruwa Co. Ltd.	Barclays Bank PLC	$ (12,973,590)	09/09/27	(0.19)%	1D P TONA	Monthly	$ (1,502,546)
Maruwa Co. Ltd.	Citibank N.A.	(2,204,497)	02/26/26	(0.16)%	1D P TONA	Monthly	(255,315)
Maruwa Co. Ltd.	Citibank N.A.	(1,064,240)	02/26/26	(0.24)%	1D P TONA	Monthly	(123,256)
Maruwa Co. Ltd.	Goldman Sachs Bank USA	(521,835)	08/19/26	(0.25)%	1D P TONA	Monthly	(43,639)
Maruwa Co. Ltd.	SG Americas Securities LLC	(1,411,492)	12/08/25	(0.25)%	1D P TONA	Monthly	(143,562)
Maruzen Showa Unyu Co., Ltd.	Bank of America N.A.	(261,099)	02/15/28	(0.25)%	1D P TONA	Monthly	(4,392)
Maruzen Showa Unyu Co., Ltd.	Barclays Bank PLC	(489,157)	05/12/27	(0.20)%	1D P TONA	Monthly	3,173
Maruzen Showa Unyu Co., Ltd.	BNP Paribas SA	(168,166)	03/24/27	(0.15)%	1D TONA	Monthly	(2,829)
Maruzen Showa Unyu Co., Ltd.	SG Americas Securities LLC	(190,572)	12/08/25	(0.25)%	1D P TONA	Monthly	(2,922)
Maruzen Showa Unyu Co., Ltd.	UBS AG	(119,486)	04/03/28	0.00%	1D P TONA	Monthly	(2,010)
Masco Corp.	Bank of America N.A.	(60,421)	02/15/28	(0.15)%	1D OBFR01	Monthly	2,461
Masco Corp.	Citibank N.A.	(1,422,437)	02/24/28	(0.15)%	1D OBFR01	Monthly	87,021
Masco Corp.	UBS AG	(9,965,293)	04/18/28	0.00%	1D OBFR01	Monthly	445,573
Masterbrand, Inc.	SG Americas Securities LLC	(8,521,297)	12/08/25	(0.15)%	1D OBFR01	Monthly	429,268
Matas A/S	Bank of America N.A.	(999,898)	02/15/28	(0.26)%	1W CIBOR	Monthly	(25,663)
Matas A/S	BNP Paribas SA	(1,530,707)	06/17/26	(0.25)%	DESTR	Monthly	(35,795)
Matas A/S	Morgan Stanley & Co. International PLC	(1,687,246)	01/04/27	(0.26)%	DESTR	Monthly	(8,153)
Match Group, Inc.	SG Americas Securities LLC	(383,748)	12/08/25	(0.15)%	1D OBFR01	Monthly	9,574
Matsui Securities Co. Ltd.	Barclays Bank PLC	(8,269,838)	05/12/27	(0.17)%	1D P TONA	Monthly	(127,764)
MatsukiyoCocokara & Co.	Barclays Bank PLC	(2,738,916)	05/12/27	(0.17)%	1D P TONA	Monthly	100,619
MatsukiyoCocokara & Co.	Barclays Bank PLC	(6,416,514)	09/09/27	(0.17)%	1D P TONA	Monthly	235,722
Mattel, Inc.	Barclays Bank PLC	(214,750)	12/23/25	(0.15)%	1D OBFR01	Monthly	8,930
Matthews International Corp., Class A	Goldman Sachs Bank USA	(668,943)	08/18/26	(0.15)%	1D FEDL01	Monthly	(3,445)
Matthews International Corp., Class A	Morgan Stanley & Co. International PLC	(1,072,947)	01/04/27	(0.15)%	1D FEDL01	Monthly	(5,989)
Max Co., Ltd.	Barclays Bank PLC	(90,844)	05/12/27	(0.15)%	1D P TONA	Monthly	224
Max Co., Ltd.	BNP Paribas SA	(43,294)	03/24/27	(0.15)%	1D TONA	Monthly	(204)
McCormick & Co., Inc.	Bank of America N.A.	(249,772)	02/15/28	(0.15)%	1D OBFR01	Monthly	4,361
McCormick & Co., Inc.	BNP Paribas SA	(9,675,026)	04/16/26	(0.15)%	1D OBFR01	Monthly	211,939
McDonald’s Corp.	SG Americas Securities LLC	(10,470,944)	12/08/25	0.04%	1D OBFR01	Monthly	300,151
Mebuki Financial Group, Inc.	Barclays Bank PLC	(4,558,920)	05/12/27	(0.20)%	1D P TONA	Monthly	(220,622)
Mebuki Financial Group, Inc.	Barclays Bank PLC	(11,821,125)	09/09/27	(0.20)%	1D P TONA	Monthly	(572,614)
Mebuki Financial Group, Inc.	SG Americas Securities LLC	(590,960)	12/08/25	(0.25)%	1D P TONA	Monthly	(16,154)
Mebuki Financial Group, Inc.	SG Americas Securities LLC	(923,792)	12/08/25	(0.25)%	1D P TONA	Monthly	(25,253)
MediaAlpha, Inc., Class A	Morgan Stanley & Co. International PLC	(1,202,741)	01/04/27	(0.15)%	1D FEDL01	Monthly	(173,825)
MediaAlpha, Inc., Class A	SG Americas Securities LLC	(220,805)	12/08/25	(0.15)%	1D OBFR01	Monthly	(39,626)
Medibank Pvt Ltd.	Barclays Bank PLC	(210,418)	05/12/27	(0.25)%	1D AONIA	Monthly	(7,956)
Medical Properties Trust, Inc.	Bank of America N.A.	(1,542,679)	02/15/28	(0.79)%	1D OBFR01	Monthly	26,396
Medical Properties Trust, Inc.	Morgan Stanley & Co. International PLC	(2,935,357)	01/04/27	(1.03)%	1D FEDL01	Monthly	(63,812)
Medical Properties Trust, Inc.	SG Americas Securities LLC	(2,438,086)	12/08/25	(0.75)%	1D OBFR01	Monthly	99,514
Medley, Inc.	Barclays Bank PLC	(12,526,196)	05/12/27	(0.20)%	1D P TONA	Monthly	850,955
Megachips Corp.	Barclays Bank PLC	(521,984)	05/12/27	(0.20)%	1D P TONA	Monthly	(17,872)
Megachips Corp.	Morgan Stanley & Co. International PLC	(288,865)	01/06/27	(0.25)%	1D P TONA	Monthly	(9,890)
Megaport Ltd.	Barclays Bank PLC	(1,582,191)	05/12/27	(0.25)%	1D AONIA	Monthly	(143,658)
MEIJI Holdings Co. Ltd.	Bank of America N.A.	(963,937)	03/15/28	0.00%	1D P TONA	Monthly	3,365
MEIJI Holdings Co. Ltd.	Barclays Bank PLC	(8,259,731)	09/09/27	(0.20)%	1D P TONA	Monthly	236,355
Meiko Electronics Co. Ltd.	Barclays Bank PLC	(7,796,769)	05/12/27	(0.18)%	1D P TONA	Monthly	(358,514)
Meiko Electronics Co. Ltd.	Citibank N.A.	(37,726)	02/26/26	(0.25)%	1D P TONA	Monthly	(1,735)
Melexis NV	Morgan Stanley & Co. International PLC	(1,022,616)	01/04/27	(0.26)%	1D ESTR	Monthly	3,407
Melia Hotels International SA	Morgan Stanley & Co. International PLC	(1,789,338)	01/04/27	(0.26)%	1D ESTR	Monthly	61,565
Melia Hotels International SA	SG Americas Securities LLC	(7,029,538)	12/08/25	(0.22)%	1D ESTR	Monthly	380,477
Melrose Industries PLC	Bank of America N.A.	(1,734,218)	02/15/28	(0.25)%	1D SONIA	Monthly	(21,524)
Melrose Industries PLC	Barclays Bank PLC	(1,573,106)	12/10/26	(0.25)%	1D SONIA	Monthly	908
Melrose Industries PLC	BNP Paribas SA	(8,514,666)	08/17/26	(0.25)%	1D SONIA	Monthly	(130,736)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Mercari, Inc.	Bank of America N.A.	$ (27,798)	02/15/28	(0.15)%	1D P TONA	Monthly	$ 1,107
Mercari, Inc.	Bank of America N.A.	(1,091,856)	03/15/28	0.00%	1D P TONA	Monthly	43,490
Mercari, Inc.	Barclays Bank PLC	(11,921,360)	05/12/27	(0.20)%	1D P TONA	Monthly	534,652
Mercari, Inc.	Barclays Bank PLC	(15,531,888)	09/09/27	(0.20)%	1D P TONA	Monthly	641,235
Mercari, Inc.	SG Americas Securities LLC	(27,345)	12/08/25	(0.25)%	1D P TONA	Monthly	(829)
Merck KGaA	Bank of America N.A.	(6,462,584)	02/15/28	0.05%	1D ESTR	Monthly	155,636
Merck KGaA	BNP Paribas SA	(18,474,114)	08/17/26	(0.26)%	1D ESTR	Monthly	189,111
Merck KGaA	Morgan Stanley & Co. International PLC	(2,989,745)	01/06/27	(0.26)%	1D ESTR	Monthly	19,727
Meridian Energy Ltd.	Barclays Bank PLC	(3,993,384)	10/09/27	(0.40)%	1M BBR	Monthly	42,807
Meridian Energy Ltd.	BNP Paribas SA	(3,388,898)	09/07/26	(0.25)%	1D NZOCO	Monthly	(14,900)
Meridian Energy Ltd.	BNP Paribas SA	(612,258)	03/22/27	(0.25)%	1D NZOCO	Monthly	(2,692)
Meridian Energy Ltd.	JPMorgan Chase Bank N.A.	(49,938)	02/10/26	(0.25)%	1M BBR	Monthly	370
Meridian Energy Ltd.	SG Americas Securities LLC	(2,129,697)	12/08/25	(0.26)%	1D NZOCO	Monthly	15,759
Meridian Energy Ltd.	SG Americas Securities LLC	(1,959,638)	12/08/25	(0.29)%	1D NZOCO	Monthly	14,501
Meridian Energy Ltd.	UBS AG	(2,498,924)	09/03/29	0.00%	1M BBR	Monthly	(10,987)
Merit Medical Systems, Inc.	UBS AG	(280,852)	04/21/28	0.00%	1D OBFR01	Monthly	(9,781)
Merlin Properties Socimi SA	Bank of America N.A.	(3,464,273)	02/15/28	(0.26)%	1D ESTR	Monthly	(66,666)
Merlin Properties Socimi SA	SG Americas Securities LLC	(13,992,283)	12/08/25	0.10%	1D ESTR	Monthly	(156,926)
Metallus, Inc.	Bank of America N.A.	(645,208)	02/15/28	(0.15)%	1D OBFR01	Monthly	(26,343)
Metallus, Inc.	Barclays Bank PLC	(1,650,420)	12/23/25	(0.15)%	1D OBFR01	Monthly	(27,666)
Metallus, Inc.	Goldman Sachs Bank USA	(773,479)	08/19/26	(0.15)%	1D FEDL01	Monthly	(31,580)
Methanex Corp.	Morgan Stanley & Co. International PLC	(338,989)	01/06/27	(0.20)%	CABROVER	Monthly	(44,229)
Metropole Television SA	Barclays Bank PLC	(5,002,307)	12/10/26	(0.26)%	1D ESTR	Monthly	118,638
Metropolitan Bank Holding Corp.	UBS AG	(1,485,965)	04/21/28	0.00%	1D OBFR01	Monthly	233,263
Metso Oyj	SG Americas Securities LLC	(6,343,084)	12/08/25	(0.26)%	1D ESTR	Monthly	(1,356,948)
MFA Financial, Inc.	UBS AG	(3,337,142)	04/21/28	0.00%	1D OBFR01	Monthly	54,767
MGE Energy, Inc.	BNP Paribas SA	(1,201,694)	04/16/26	(0.15)%	1D OBFR01	Monthly	25,686
MGE Energy, Inc.	Goldman Sachs Bank USA	(5,006,197)	08/19/26	(0.15)%	1D FEDL01	Monthly	107,005
MGP Ingredients, Inc.	Barclays Bank PLC	(2,096,091)	12/23/25	(0.15)%	1D OBFR01	Monthly	31,565
Micron Technology, Inc.	SG Americas Securities LLC	(407,918)	12/08/25	0.00%	1D OBFR01	Monthly	432
Micronics Japan Co. Ltd.	Barclays Bank PLC	(9,199,397)	05/12/27	(0.20)%	1D P TONA	Monthly	(2,567,511)
Mid Penn Bancorp, Inc.	Barclays Bank PLC	(388,926)	12/23/25	(0.15)%	1D OBFR01	Monthly	(8,236)
Mid Penn Bancorp, Inc.	BNP Paribas SA	(470,348)	04/16/26	(0.15)%	1D OBFR01	Monthly	(10,997)
Mid Penn Bancorp, Inc.	Morgan Stanley & Co. International PLC	(54,132)	01/04/27	(0.15)%	1D FEDL01	Monthly	(1,146)
Mid Penn Bancorp, Inc.	UBS AG	(273,552)	04/21/28	0.00%	1D OBFR01	Monthly	(6,396)
Middleby Corp.	SG Americas Securities LLC	(5,222,312)	12/08/25	(0.15)%	1D OBFR01	Monthly	422,313
Middlesex Water Co.	Bank of America N.A.	(1,251,414)	02/15/28	(0.15)%	1D OBFR01	Monthly	20,982
Middlesex Water Co.	Barclays Bank PLC	(1,076,396)	12/23/25	(0.15)%	1D OBFR01	Monthly	46,247
Middlesex Water Co.	Goldman Sachs Bank USA	(794,394)	08/19/26	(0.15)%	1D FEDL01	Monthly	13,319
Middlesex Water Co.	UBS AG	(898,844)	04/21/28	0.00%	1D OBFR01	Monthly	15,070
Millrose Properties, Inc., Class A	Morgan Stanley & Co. International PLC	(18,965,661)	01/04/27	(0.72)%	1D FEDL01	Monthly	470,840
MinebeaMitsumi, Inc.	Bank of America N.A.	(3,281,222)	02/15/28	(0.15)%	1D P TONA	Monthly	(171,507)
MinebeaMitsumi, Inc.	Bank of America N.A.	(1,746,730)	03/15/28	(0.15)%	1D P TONA	Monthly	(91,300)
MinebeaMitsumi, Inc.	Barclays Bank PLC	(14,668,409)	05/12/27	(0.20)%	1D P TONA	Monthly	(97,096)
MinebeaMitsumi, Inc.	Barclays Bank PLC	(16,665,286)	09/09/27	(0.20)%	1D P TONA	Monthly	(116,122)
MinebeaMitsumi, Inc.	JPMorgan Chase Bank N.A.	(496,881)	02/10/26	(0.15)%	1D P TONA	Monthly	(13,024)
MinebeaMitsumi, Inc.	JPMorgan Chase Bank N.A.	(377,476)	02/10/26	(0.15)%	1D P TONA	Monthly	(9,894)
Minto Apartment REIT	Barclays Bank PLC	(359,349)	12/23/25	(4.00)%	CABROVER	Monthly	3,371
Minto Apartment REIT	Morgan Stanley & Co. International PLC	(875,081)	01/04/27	(2.00)%	CABROVER	Monthly	8,208
MISUMI Group, Inc.	Barclays Bank PLC	(131,994)	09/09/27	(0.20)%	1D P TONA	Monthly	(5,207)
Mitek Systems, Inc.	Bank of America N.A.	(1,471,741)	02/15/28	(0.15)%	1D OBFR01	Monthly	(10,461)
Mitek Systems, Inc.	BNP Paribas SA	(666,460)	04/16/26	(0.15)%	1D OBFR01	Monthly	(4,737)
Mitsubishi Motors Corp.	Barclays Bank PLC	(5,978,110)	09/09/27	(0.20)%	1D P TONA	Monthly	366,119
Mitsubishi Motors Corp.	SG Americas Securities LLC	(7,386)	12/08/25	(0.25)%	1D P TONA	Monthly	562
Mitsubishi UFJ Financial Group, Inc.	Barclays Bank PLC	(4,155,811)	09/09/27	(0.15)%	1D P TONA	Monthly	(87,259)
Mitsuboshi Belting Ltd.	Barclays Bank PLC	(851,820)	05/12/27	(0.20)%	1D P TONA	Monthly	6,664
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Mitsui E&S Co., Ltd.	Bank of America N.A.	$ (84,680)	02/15/28	(0.25)%	1D P TONA	Monthly	$ (33,220)
Mitsui E&S Co., Ltd.	Bank of America N.A.	(508,079)	03/15/28	(0.25)%	1D P TONA	Monthly	(199,318)
Mitsui E&S Co., Ltd.	Barclays Bank PLC	(412,854)	05/12/27	(0.15)%	1D P TONA	Monthly	(95,333)
Mitsui E&S Co., Ltd.	Barclays Bank PLC	(8,333,054)	09/09/27	(0.15)%	1D P TONA	Monthly	(1,924,197)
Mitsui E&S Co., Ltd.	BNP Paribas SA	(251,119)	03/24/27	(0.35)%	1D TONA	Monthly	(98,513)
Mitsui E&S Co., Ltd.	JPMorgan Chase Bank N.A.	(1,180,342)	02/10/26	(0.25)%	1D P TONA	Monthly	(352,351)
Mitsui E&S Co., Ltd.	JPMorgan Chase Bank N.A.	(256,732)	02/10/26	(0.25)%	1D P TONA	Monthly	(76,639)
Mitsui E&S Co., Ltd.	Morgan Stanley & Co. International PLC	(2,483,732)	01/06/27	(0.25)%	1D P TONA	Monthly	(573,522)
Mitsui E&S Co., Ltd.	Morgan Stanley & Co. International PLC	(482,214)	01/07/27	(0.25)%	1D P TONA	Monthly	(111,349)
Mitsui E&S Co., Ltd.	UBS AG	(440,919)	04/18/28	0.00%	1D P TONA	Monthly	(172,971)
Mitsui E&S Co., Ltd.	UBS AG	(1,620,596)	09/03/29	0.00%	1D P TONA	Monthly	(635,756)
Mitsui Fudosan Accommodations Fund, Inc.	Barclays Bank PLC	(5,267,844)	05/12/27	(0.20)%	1D P TONA	Monthly	104,424
Mitsui Fudosan Logistics Park, Inc.	Bank of America N.A.	(6,713,595)	02/15/28	0.00%	1D P TONA	Monthly	(192,214)
Mitsui Fudosan Logistics Park, Inc.	Barclays Bank PLC	(15,277,634)	05/12/27	(0.19)%	1D P TONA	Monthly	(69,977)
Mitsui High-Tec, Inc.	Barclays Bank PLC	(848,106)	05/12/27	(0.15)%	1D P TONA	Monthly	6,708
Mitsui OSK Lines Ltd.	Barclays Bank PLC	(8,738,693)	09/09/27	(0.20)%	1D P TONA	Monthly	(293,638)
Mitsui-Soko Holdings Co. Ltd.	Bank of America N.A.	(4,178,872)	02/15/28	(0.15)%	1D P TONA	Monthly	(30,547)
Mitsui-Soko Holdings Co. Ltd.	Barclays Bank PLC	(4,895,620)	05/12/27	(0.20)%	1D P TONA	Monthly	24,870
MIXI, Inc.	Barclays Bank PLC	(1,968,540)	05/12/27	(0.15)%	1D P TONA	Monthly	13,124
MIXI, Inc.	Morgan Stanley & Co. International PLC	(78,288)	01/06/27	(0.25)%	1D P TONA	Monthly	1,605
Mizrahi Tefahot Bank Ltd.	Bank of America N.A.	(6,541,925)	02/15/28	(0.60)%	SHIR	Monthly	128,464
Mizrahi Tefahot Bank Ltd.	Citibank N.A.	(515,584)	07/20/26	(0.55)%	SHIR	Monthly	(7,547)
Mizrahi Tefahot Bank Ltd.	SG Americas Securities LLC	(2,096,541)	12/08/25	(0.70)%	SHIR	Monthly	(9,508)
Mizuno Corp.	Bank of America N.A.	(1,610,901)	02/15/28	0.00%	1D P TONA	Monthly	55,846
Mizuno Corp.	Barclays Bank PLC	(2,357,952)	05/12/27	(0.20)%	1D P TONA	Monthly	84,901
Mizuno Corp.	BNP Paribas SA	(2,950,827)	03/24/27	(0.25)%	1D TONA	Monthly	102,298
Mizuno Corp.	Citibank N.A.	(2,185,784)	02/26/26	(0.16)%	1D P TONA	Monthly	78,702
Mizuno Corp.	JPMorgan Chase Bank N.A.	(14,307)	02/10/26	(0.25)%	1D P TONA	Monthly	(125)
Mizuno Corp.	Morgan Stanley & Co. International PLC	(900,139)	01/06/27	(0.25)%	1D P TONA	Monthly	32,411
Mizuno Corp.	SG Americas Securities LLC	(382,703)	12/08/25	(0.25)%	1D P TONA	Monthly	(3,355)
Mizuno Corp.	UBS AG	(42,982)	04/03/28	0.00%	1D P TONA	Monthly	1,490
Modine Manufacturing Co.	Barclays Bank PLC	(6,693,076)	12/23/25	(0.15)%	1D OBFR01	Monthly	(221,598)
Modine Manufacturing Co.	SG Americas Securities LLC	(10,098,107)	12/08/25	(0.15)%	1D OBFR01	Monthly	86,906
Mohawk Industries, Inc.	UBS AG	(10,338,260)	04/18/28	0.00%	1D OBFR01	Monthly	1,029,326
Monarch Casino & Resort, Inc.	Morgan Stanley & Co. International PLC	(160,694)	01/04/27	(0.15)%	1D FEDL01	Monthly	5,413
Moncler SpA	Citibank N.A.	(307,423)	06/25/26	(0.26)%	1D ESTR	Monthly	(383)
Moncler SpA	SG Americas Securities LLC	(2,282,892)	12/08/25	(0.26)%	1D ESTR	Monthly	3,836
Moncler SpA	SG Americas Securities LLC	(18,120)	12/08/25	(0.26)%	1D ESTR	Monthly	(57)
Mondelez International, Inc., Class A	SG Americas Securities LLC	(57,075,887)	12/08/25	(0.02)%	1D OBFR01	Monthly	3,887,751
Mondi PLC	Barclays Bank PLC	(4,958,739)	08/17/26	(0.25)%	1D SONIA	Monthly	(96,652)
Mondi PLC	Barclays Bank PLC	(767)	12/10/26	(0.25)%	1D SONIA	Monthly	(15)
Mondi PLC	SG Americas Securities LLC	(8,447,270)	12/08/25	(0.25)%	1D SONIA	Monthly	(28,563)
Mondi PLC	SG Americas Securities LLC	(2,698,551)	12/08/25	(0.25)%	1D SONIA	Monthly	(9,125)
Money Forward, Inc.	Barclays Bank PLC	(21,438,376)	05/12/27	(0.20)%	1D P TONA	Monthly	2,164,203
MongoDB, Inc., Class A	Barclays Bank PLC	(4,674,613)	12/23/25	(0.15)%	1D OBFR01	Monthly	(499,239)
MongoDB, Inc., Class A	Citibank N.A.	(21,764,470)	02/24/28	0.05%	1D OBFR01	Monthly	(2,324,400)
Monolithic Power Systems, Inc.	Bank of America N.A.	(22,781,234)	02/15/28	(0.15)%	1D OBFR01	Monthly	66,224
MonotaRO Co., Ltd.	Barclays Bank PLC	(5,637,022)	05/12/27	(0.16)%	1D P TONA	Monthly	(321,920)
MonotaRO Co., Ltd.	Barclays Bank PLC	(6,729,846)	09/09/27	(0.16)%	1D P TONA	Monthly	(384,329)
MonotaRO Co., Ltd.	JPMorgan Chase Bank N.A.	(280,209)	02/10/26	(0.15)%	1D P TONA	Monthly	2,562
MonotaRO Co., Ltd.	SG Americas Securities LLC	(971,579)	12/08/25	(0.09)%	1D P TONA	Monthly	8,884
MonotaRO Co., Ltd.	SG Americas Securities LLC	(658,984)	12/08/25	(0.16)%	1D P TONA	Monthly	6,026
Montea NV	Barclays Bank PLC	(1,527,652)	12/10/26	(0.26)%	1D ESTR	Monthly	40,814
MONY Group PLC	BNP Paribas SA	(1,003,392)	03/17/27	(0.25)%	1D SONIA	Monthly	2,288
Morgan Advanced Materials PLC	SG Americas Securities LLC	(2,061,984)	12/08/25	(0.25)%	1D SONIA	Monthly	175,685

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Morgan Advanced Materials PLC	UBS AG	$ (1,791,446)	04/24/28	0.00%	1D SONIA	Monthly	$ (50,565)
Mori Hills REIT Investment Corp., Class C	Bank of America N.A.	(108,641)	02/15/28	(0.15)%	1D P TONA	Monthly	(2,341)
Mori Hills REIT Investment Corp., Class C	Barclays Bank PLC	(9,171,879)	05/12/27	(0.20)%	1D P TONA	Monthly	(18,739)
MOS Food Services, Inc.	Barclays Bank PLC	(2,809,209)	05/12/27	(0.50)%	1D P TONA	Monthly	73,029
MOS Food Services, Inc.	BNP Paribas SA	(349,994)	03/24/27	(0.25)%	1D TONA	Monthly	6,404
MOS Food Services, Inc.	JPMorgan Chase Bank N.A.	(649,562)	02/10/26	(0.56)%	1D P TONA	Monthly	2,509
MOS Food Services, Inc.	Morgan Stanley & Co. International PLC	(333,061)	01/06/27	(1.03)%	1D P TONA	Monthly	12,042
Mowi ASA	Morgan Stanley & Co. International PLC	(394,427)	01/04/27	(0.26)%	NOWA	Monthly	8,581
Msa Safety, Inc.	BNP Paribas SA	(1,634,424)	04/16/26	(0.15)%	1D OBFR01	Monthly	101,340
Msa Safety, Inc.	SG Americas Securities LLC	(15,249,935)	12/08/25	(0.15)%	1D OBFR01	Monthly	1,438,361
MSCI, Inc., Class A	UBS AG	(11,507,070)	04/18/28	0.00%	1D OBFR01	Monthly	(791,860)
MTR Corp. Ltd.	Bank of America N.A.	(2,995,433)	02/15/28	(0.30)%	HONIA	Monthly	(174,314)
MTR Corp. Ltd.	Bank of America N.A.	(1,043,548)	02/15/28	(0.30)%	HONIA	Monthly	(60,727)
MTR Corp. Ltd.	Goldman Sachs Bank USA	(291,223)	08/19/26	(0.27)%	HONIA	Monthly	(16,947)
MTR Corp. Ltd.	Morgan Stanley & Co. International PLC	(6,553,996)	01/06/27	(0.30)%	HONIA	Monthly	(289,942)
MTR Corp. Ltd.	Morgan Stanley & Co. International PLC	(1,802,305)	01/11/27	(0.30)%	HONIA	Monthly	(79,732)
MTR Corp. Ltd.	SG Americas Securities LLC	(10,131)	12/08/25	(0.30)%	1D HIBOR	Monthly	(876)
MTR Corp. Ltd.	UBS AG	(8,483,516)	04/18/28	0.00%	HONIA	Monthly	(493,763)
MTR Corp. Ltd.	UBS AG	(6,018,183)	09/03/29	0.00%	HONIA	Monthly	(343,322)
MTU Aero Engines AG, Class N	SG Americas Securities LLC	(173,901)	12/08/25	0.10%	1D ESTR	Monthly	(4,842)
MTY Food Group, Inc.	Morgan Stanley & Co. International PLC	(140,138)	01/04/27	(0.20)%	CABROVER	Monthly	1,960
Mueller Water Products, Inc., Class A	UBS AG	(424,270)	04/21/28	0.00%	1D OBFR01	Monthly	(2,328)
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Class N, Registered Shares	SG Americas Securities LLC	(2,232,537)	12/08/25	0.10%	1D ESTR	Monthly	23,181
Musashi Seimitsu Industry Co., Ltd.	Bank of America N.A.	(2,793,206)	02/15/28	0.00%	1D P TONA	Monthly	(232,098)
Musashi Seimitsu Industry Co., Ltd.	Barclays Bank PLC	(3,091,792)	05/12/27	(0.15)%	1D P TONA	Monthly	(283,194)
Musashi Seimitsu Industry Co., Ltd.	Citibank N.A.	(975,485)	02/26/26	(0.15)%	1D P TONA	Monthly	(89,350)
Musashi Seimitsu Industry Co., Ltd.	SG Americas Securities LLC	(3,429,255)	12/08/25	(0.25)%	1D P TONA	Monthly	56,526
Namura Shipbuilding Co. Ltd.	Barclays Bank PLC	(9,264,240)	05/12/27	(1.11)%	1D P TONA	Monthly	(3,345,755)
National Australia Bank Ltd.	Barclays Bank PLC	(36,292,649)	05/12/27	(0.25)%	1D AONIA	Monthly	96,883
National Australia Bank Ltd.	Barclays Bank PLC	(6,015,791)	09/09/27	(0.25)%	1D AONIA	Monthly	12,001
National Australia Bank Ltd.	BNP Paribas SA	(12,863,589)	09/07/26	(0.25)%	1D AONIA	Monthly	(4,225)
National Australia Bank Ltd.	Morgan Stanley & Co. International PLC	(5,669,448)	01/06/27	(0.30)%	1D AONIA	Monthly	15,135
National Bank of Canada	Goldman Sachs Bank USA	(1,052,546)	08/18/26	(0.20)%	1D CORRA	Monthly	(32,974)
National Bank of Canada	Morgan Stanley & Co. International PLC	(6,992,064)	01/04/27	(0.20)%	CABROVER	Monthly	(210,516)
National Bank of Canada	Morgan Stanley & Co. International PLC	(8,143,916)	01/06/27	(0.20)%	CABROVER	Monthly	(143,068)
National Grid PLC	Morgan Stanley & Co. International PLC	(23,382,053)	01/04/27	(0.25)%	1D SONIA	Monthly	91,745
National Grid PLC	Morgan Stanley & Co. International PLC	(19,075,181)	01/27/27	(0.25)%	1D SONIA	Monthly	77,325
National Grid PLC	UBS AG	(22,409,118)	04/18/28	0.00%	1D SONIA	Monthly	(608,627)
National Grid PLC	UBS AG	(25,772,954)	09/03/29	0.00%	1D SONIA	Monthly	(742,480)
National Presto Industries, Inc.	Bank of America N.A.	(345,693)	02/15/28	(0.15)%	1D OBFR01	Monthly	12,160
National Presto Industries, Inc.	SG Americas Securities LLC	(303,670)	12/08/25	(0.15)%	1D OBFR01	Monthly	21,376
National Vision Holdings, Inc.	SG Americas Securities LLC	(6,317,706)	12/08/25	(0.14)%	1D OBFR01	Monthly	369,919
Navigator Co SA	Barclays Bank PLC	(9,566,001)	12/10/26	(0.26)%	1D ESTR	Monthly	319,710
Navigator Co SA	SG Americas Securities LLC	(297,694)	12/08/25	(0.26)%	1D ESTR	Monthly	(1,026)
Navigator Holdings Ltd.	Bank of America N.A.	(1,341,306)	02/15/28	(0.15)%	1D OBFR01	Monthly	(139,626)
Navigator Holdings Ltd.	Barclays Bank PLC	(268,606)	12/23/25	(0.15)%	1D OBFR01	Monthly	(18,699)
Navigator Holdings Ltd.	Citibank N.A.	(150,764)	06/25/26	(0.15)%	1D OBFR01	Monthly	(10,496)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Navigator Holdings Ltd.	UBS AG	$ (1,994,084)	04/21/28	0.00%	1D OBFR01	Monthly	$ (207,578)
NB Bancorp, Inc.	Goldman Sachs Bank USA	(2,869,531)	08/19/26	(0.15)%	1D FEDL01	Monthly	(79,981)
NB Bancorp, Inc.	UBS AG	(199,832)	04/21/28	0.00%	1D OBFR01	Monthly	(5,570)
NBT Bancorp, Inc.	Bank of America N.A.	(2,010,846)	02/15/28	(0.15)%	1D OBFR01	Monthly	46,595
NBT Bancorp, Inc.	Barclays Bank PLC	(3,616,276)	12/23/25	(0.15)%	1D OBFR01	Monthly	20,436
NBT Bancorp, Inc.	Goldman Sachs Bank USA	(899,570)	08/19/26	(0.15)%	1D FEDL01	Monthly	20,844
NCC Group PLC	Bank of America N.A.	(67,374)	02/15/28	(0.25)%	1D SONIA	Monthly	(2,002)
nCino, Inc.	Barclays Bank PLC	(3,863,629)	12/23/25	(0.15)%	1D OBFR01	Monthly	(164,570)
NCR Atleos Corp.	Barclays Bank PLC	(11,941,647)	12/23/25	(0.15)%	1D OBFR01	Monthly	333,460
NCR Voyix Corp.	Bank of America N.A.	(1,316,353)	02/15/28	(0.15)%	1D OBFR01	Monthly	42,427
Nelnet, Inc., Class A	Goldman Sachs Bank USA	(3,384,680)	08/18/26	(0.15)%	1D FEDL01	Monthly	29,122
Nelnet, Inc., Class A	SG Americas Securities LLC	(1,487,831)	12/08/25	(0.15)%	1D OBFR01	Monthly	(2,309)
Neogen Corp.	Bank of America N.A.	(648,467)	02/15/28	(0.15)%	1D OBFR01	Monthly	(23,977)
Neogen Corp.	BNP Paribas SA	(848,446)	04/16/26	(0.15)%	1D OBFR01	Monthly	(31,371)
Neogen Corp.	SG Americas Securities LLC	(3,216,865)	12/08/25	(0.15)%	1D OBFR01	Monthly	(193,454)
NeoGenomics, Inc.	SG Americas Securities LLC	(2,715,714)	12/08/25	(0.15)%	1D OBFR01	Monthly	(177,691)
Nestle SA, Class N, Registered Shares	Morgan Stanley & Co. International PLC	(1,528,066)	01/04/27	(0.26)%	SSARON	Monthly	34,452
Nestle SA, Class N, Registered Shares	SG Americas Securities LLC	(17,939,655)	12/08/25	0.10%	SSARON	Monthly	(379,943)
Netflix, Inc.	Goldman Sachs Bank USA	(32,488,830)	08/18/26	0.56%	1D FEDL01	Monthly	2,279,610
New Jersey Resources Corp.	BNP Paribas SA	(11,073,020)	04/16/26	(0.15)%	1D OBFR01	Monthly	424,806
New Wave Group AB, Class B	SG Americas Securities LLC	(10,087,552)	12/08/25	(0.26)%	1D STIBOR	Monthly	219,003
New York Times Co., Class A	SG Americas Securities LLC	(241,441)	12/08/25	(0.15)%	1D OBFR01	Monthly	1,798
Newmark Group, Inc., Class A	Bank of America N.A.	(249,879)	02/15/28	(0.15)%	1D OBFR01	Monthly	7,872
Newmark Group, Inc., Class A	SG Americas Securities LLC	(3,780,583)	12/08/25	(0.15)%	1D OBFR01	Monthly	(206,864)
NewMarket Corp.	Morgan Stanley & Co. International PLC	(9,787,531)	01/06/27	(0.15)%	1D FEDL01	Monthly	(226,653)
Nexans SA	JPMorgan Chase Bank N.A.	(766,655)	02/10/26	0.00%	1D ESTR	Monthly	40,679
Nexgen Energy Ltd.	Barclays Bank PLC	(2,582,581)	10/23/26	(0.20)%	CABROVER	Monthly	(407,891)
Nexgen Energy Ltd.	Goldman Sachs Bank USA	(16,730,346)	08/18/26	(0.15)%	1D CORRA	Monthly	(685,982)
Nexgen Energy Ltd.	Morgan Stanley & Co. International PLC	(271,656)	01/04/27	(0.20)%	CABROVER	Monthly	(42,905)
Nextage Co. Ltd.	Bank of America N.A.	(413,886)	02/15/28	(0.25)%	1D P TONA	Monthly	56,248
Nextage Co. Ltd.	Barclays Bank PLC	(4,942,984)	05/12/27	(0.43)%	1D P TONA	Monthly	446,965
Nextage Co. Ltd.	Morgan Stanley & Co. International PLC	(948,286)	01/06/27	(0.64)%	1D P TONA	Monthly	85,748
NEXTDC Ltd.	Bank of America N.A.	(691,474)	02/15/28	(0.30)%	1D AONIA	Monthly	10,280
NEXTDC Ltd.	Barclays Bank PLC	(5,309,981)	05/12/27	(0.25)%	1D AONIA	Monthly	188,122
NEXTDC Ltd.	Barclays Bank PLC	(17,142,940)	09/09/27	(0.25)%	1D AONIA	Monthly	607,341
NextDecade Corp.	Bank of America N.A.	(32,161)	02/15/28	(0.15)%	1D OBFR01	Monthly	1,301
NextDecade Corp.	Goldman Sachs Bank USA	(198,903)	08/19/26	(0.15)%	1D FEDL01	Monthly	8,046
NextNav, Inc.	Barclays Bank PLC	(886,028)	12/23/25	(0.15)%	1D OBFR01	Monthly	(33,760)
NEXTracker, Inc., Class A	Morgan Stanley & Co. International PLC	(6,536,921)	01/06/27	(0.15)%	1D FEDL01	Monthly	(1,020,671)
NFI Group, Inc.	Morgan Stanley & Co. International PLC	(1,256,002)	01/04/27	(2.02)%	CABROVER	Monthly	(25,013)
NFI Group, Inc.	UBS AG	(344,522)	04/21/28	0.00%	1D CORRA	Monthly	9,577
NGEx Minerals Ltd.	Morgan Stanley & Co. International PLC	(399,039)	01/04/27	(0.20)%	CABROVER	Monthly	34,609
NHK Spring Co., Ltd.	Barclays Bank PLC	(5,813,809)	05/12/27	(0.20)%	1D P TONA	Monthly	(131,139)
Nibe Industrier AB, Class B	Barclays Bank PLC	(4,076,238)	01/18/27	(0.26)%	1D STIBOR	Monthly	14,464
Nibe Industrier AB, Class B	Morgan Stanley & Co. International PLC	(155,472)	01/04/27	(0.26)%	1D STIBOR	Monthly	5,532
Nichias Corp.	Barclays Bank PLC	(2,938,256)	05/12/27	(0.20)%	1D P TONA	Monthly	(132,708)
Nichias Corp.	SG Americas Securities LLC	(164,279)	12/08/25	(0.25)%	1D P TONA	Monthly	(3,635)
Nick Scali Ltd.	Barclays Bank PLC	(8,379,289)	05/12/27	(0.25)%	1D AONIA	Monthly	(1,343,705)
Nick Scali Ltd.	Morgan Stanley & Co. International PLC	(65,983)	01/06/27	(0.30)%	1D AONIA	Monthly	(10,581)
Nicolet Bankshares, Inc.	Morgan Stanley & Co. International PLC	(585,353)	01/04/27	(0.15)%	1D FEDL01	Monthly	54,668

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
NIDEC Corp.	Bank of America N.A.	$ (1,972,475)	02/15/28	0.00%	1D P TONA	Monthly	$ 516,112
NIDEC Corp.	Barclays Bank PLC	(1,947,432)	05/12/27	(0.15)%	1D P TONA	Monthly	549,470
Nifco Inc/Japan	Barclays Bank PLC	(1,334,475)	05/12/27	(0.15)%	1D P TONA	Monthly	27,498
Nihon M&A Center Holdings, Inc.	Barclays Bank PLC	(20,638,625)	05/12/27	(0.19)%	1D P TONA	Monthly	(415,541)
Nikkon Holdings Co. Ltd.	Bank of America N.A.	(204,046)	02/15/28	(0.25)%	1D P TONA	Monthly	(3,451)
Nikkon Holdings Co. Ltd.	Barclays Bank PLC	(4,765,007)	05/12/27	(0.20)%	1D P TONA	Monthly	6,102
Nikkon Holdings Co. Ltd.	BNP Paribas SA	(261,781)	03/24/27	(1.00)%	1D TONA	Monthly	(4,356)
Nikkon Holdings Co. Ltd.	JPMorgan Chase Bank N.A.	(746,046)	02/10/26	(0.15)%	1D P TONA	Monthly	8,529
Nikkon Holdings Co. Ltd.	Morgan Stanley & Co. International PLC	(1,134,900)	01/06/27	(0.29)%	1D P TONA	Monthly	9,453
Nikkon Holdings Co. Ltd.	UBS AG	(1,601,321)	04/03/28	0.00%	1D P TONA	Monthly	(27,082)
Nikon Corp.	Barclays Bank PLC	(769,850)	05/12/27	(0.20)%	1D P TONA	Monthly	21,106
Nikon Corp.	Barclays Bank PLC	(6,098,844)	09/09/27	(0.20)%	1D P TONA	Monthly	167,208
Nikon Corp.	BNP Paribas SA	(9,380,183)	09/09/26	(0.25)%	1D TONA	Monthly	13,890
Nikon Corp.	BNP Paribas SA	(12,307,183)	03/24/27	(0.25)%	1D TONA	Monthly	18,224
Nintendo Co. Ltd.	Barclays Bank PLC	(11,241,847)	05/12/27	(0.19)%	1D P TONA	Monthly	(33,476)
Nippon Building Fund, Inc.	Bank of America N.A.	(559,491)	03/15/28	(0.25)%	1D P TONA	Monthly	(15,362)
Nippon Building Fund, Inc.	Barclays Bank PLC	(7,888,425)	05/12/27	(0.20)%	1D P TONA	Monthly	(72,782)
Nippon Building Fund, Inc.	Barclays Bank PLC	(47,202,101)	09/09/27	(0.20)%	1D P TONA	Monthly	(413,815)
Nippon Building Fund, Inc.	BNP Paribas SA	(6,396,880)	09/09/26	(0.35)%	1D TONA	Monthly	(175,637)
Nippon Building Fund, Inc.	BNP Paribas SA	(4,730,081)	03/24/27	(0.35)%	1D TONA	Monthly	(129,872)
Nippon Building Fund, Inc.	Goldman Sachs Bank USA	(381,675)	08/19/26	(0.25)%	1D P TONA	Monthly	(10,480)
Nippon Building Fund, Inc.	SG Americas Securities LLC	(708,262)	12/08/25	(0.24)%	1D P TONA	Monthly	(14,226)
Nippon Building Fund, Inc.	SG Americas Securities LLC	(514,688)	12/08/25	(0.25)%	1D P TONA	Monthly	(10,338)
Nippon Building Fund, Inc.	UBS AG	(1,118,983)	04/18/28	0.00%	1D P TONA	Monthly	(30,724)
Nippon Building Fund, Inc.	UBS AG	(1,376,726)	09/03/29	0.00%	1D P TONA	Monthly	(37,800)
Nippon Carbon Co. Ltd.	Bank of America N.A.	(467,484)	02/15/28	0.00%	1D P TONA	Monthly	644
Nippon Carbon Co. Ltd.	Barclays Bank PLC	(2,142,583)	05/12/27	(0.20)%	1D P TONA	Monthly	(14,445)
Nippon Carbon Co. Ltd.	Goldman Sachs Bank USA	(211,213)	08/19/26	(0.05)%	1D P TONA	Monthly	291
Nippon Carbon Co. Ltd.	SG Americas Securities LLC	(442,376)	12/08/25	(0.25)%	1D P TONA	Monthly	3,658
Nippon Densetsu Kogyo Co., Ltd.	Barclays Bank PLC	(105,856)	05/12/27	(0.15)%	1D P TONA	Monthly	(4,213)
Nippon Densetsu Kogyo Co., Ltd.	SG Americas Securities LLC	(62,887)	12/08/25	(0.25)%	1D P TONA	Monthly	(2,408)
Nippon Paint Holdings Co., Ltd.	Bank of America N.A.	(1,984,047)	02/15/28	0.00%	1D P TONA	Monthly	94,823
Nippon Paint Holdings Co., Ltd.	Bank of America N.A.	(455,596)	03/15/28	(0.15)%	1D P TONA	Monthly	21,774
Nippon Paint Holdings Co., Ltd.	Barclays Bank PLC	(24,760,038)	05/12/27	(0.20)%	1D P TONA	Monthly	917,016
Nippon Paint Holdings Co., Ltd.	Barclays Bank PLC	(24,566,591)	09/09/27	(0.20)%	1D P TONA	Monthly	907,403
Nippon Paint Holdings Co., Ltd.	Citibank N.A.	(967,731)	02/26/26	(0.21)%	1D P TONA	Monthly	35,841
Nippon Paint Holdings Co., Ltd.	Morgan Stanley & Co. International PLC	(369,918)	01/07/27	(0.25)%	1D P TONA	Monthly	13,700
Nippon Paint Holdings Co., Ltd.	SG Americas Securities LLC	(6,811,862)	12/08/25	(0.19)%	1D P TONA	Monthly	328,707
Nippon Paint Holdings Co., Ltd.	SG Americas Securities LLC	(4,255,408)	12/08/25	(0.25)%	1D P TONA	Monthly	205,345
Nippon Paper Industries Co., Ltd.	Barclays Bank PLC	(2,273,718)	05/12/27	(0.17)%	1D P TONA	Monthly	53,959
Nippon Sanso Holdings Corp.	Barclays Bank PLC	(29,992,949)	05/12/27	(0.19)%	1D P TONA	Monthly	(1,554,950)
Nippon Sanso Holdings Corp.	Barclays Bank PLC	(14,713,880)	09/09/27	(0.19)%	1D P TONA	Monthly	(762,824)
Nippon Sanso Holdings Corp.	BNP Paribas SA	(226,338)	03/24/27	(0.25)%	1D TONA	Monthly	(6,144)
Nippon Sanso Holdings Corp.	Citibank N.A.	(5,465,606)	02/26/26	(0.15)%	1D P TONA	Monthly	(283,358)
Nippon Sanso Holdings Corp.	Goldman Sachs Bank USA	(326,574)	08/19/26	(0.25)%	1D P TONA	Monthly	(8,865)
Nippon Sanso Holdings Corp.	JPMorgan Chase Bank N.A.	(671,304)	02/10/26	(0.18)%	1D P TONA	Monthly	3,747
Nippon Sanso Holdings Corp.	SG Americas Securities LLC	(534,372)	12/08/25	(0.25)%	1D P TONA	Monthly	2,983
Nippon Sanso Holdings Corp.	UBS AG	(226,338)	04/18/28	0.00%	1D P TONA	Monthly	(6,144)
Nippon Steel Corp.	Barclays Bank PLC	(21,115,337)	05/12/27	(0.20)%	1D P TONA	Monthly	(274,275)
Nippon Steel Corp.	Barclays Bank PLC	(29,650,831)	09/09/27	(0.20)%	1D P TONA	Monthly	(385,146)
Nippon Steel Corp.	BNP Paribas SA	(547,439)	03/24/27	(0.35)%	1D TONA	Monthly	(23,874)
Nippon Steel Corp.	SG Americas Securities LLC	(2,298,864)	12/08/25	(0.25)%	1D P TONA	Monthly	(79,545)
Nippon Steel Corp.	UBS AG	(3,035,403)	04/18/28	0.00%	1D P TONA	Monthly	(132,375)
Nippon Steel Corp.	UBS AG	(14,043,429)	09/03/29	0.00%	1D P TONA	Monthly	(612,440)
Nippon Television Holdings, Inc.	Barclays Bank PLC	(28,860,958)	05/12/27	(0.20)%	1D P TONA	Monthly	(171,509)
Nippon Television Holdings, Inc.	BNP Paribas SA	(477,491)	03/24/27	(0.25)%	1D TONA	Monthly	(10,185)
Nippon Television Holdings, Inc.	SG Americas Securities LLC	(477,415)	12/08/25	(0.25)%	1D P TONA	Monthly	11,576
Nippon Yakin Kogyo Co. Ltd.	Barclays Bank PLC	(6,219,934)	05/12/27	(0.19)%	1D P TONA	Monthly	135,514
Nippon Yakin Kogyo Co. Ltd.	BNP Paribas SA	(954,782)	03/24/27	(0.25)%	1D TONA	Monthly	9,979
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Nippon Yakin Kogyo Co. Ltd.	SG Americas Securities LLC	$ (317,861)	12/08/25	(0.25)%	1D P TONA	Monthly	$ 4,773
Nishimatsuya Chain Co. Ltd.	Bank of America N.A.	(565,213)	02/15/28	0.00%	1D P TONA	Monthly	1,914
Nishimatsuya Chain Co. Ltd.	Barclays Bank PLC	(1,938,188)	05/12/27	(0.20)%	1D P TONA	Monthly	36,887
NiSource, Inc.	BNP Paribas SA	(12,827,391)	04/16/26	(0.15)%	1D OBFR01	Monthly	395,803
Nissan Motor Co. Ltd.	Barclays Bank PLC	(8,629,677)	05/12/27	(0.15)%	1D P TONA	Monthly	581,383
Nissan Motor Co. Ltd.	Barclays Bank PLC	(9,954,359)	09/09/27	(0.15)%	1D P TONA	Monthly	670,627
Nissan Motor Co. Ltd.	BNP Paribas SA	(1,423,791)	09/09/26	(0.35)%	1D TONA	Monthly	(22,393)
Nisshin Oillio Group Ltd.	Barclays Bank PLC	(277,034)	05/12/27	0.00%	1D P TONA	Monthly	(512)
Nissin Foods Holdings Co., Ltd.	Barclays Bank PLC	(7,158,903)	09/09/27	(0.20)%	1D P TONA	Monthly	78,967
Nissui Corp.	Barclays Bank PLC	(1,992,437)	05/12/27	(0.15)%	1D P TONA	Monthly	(10,579)
Niterra Co. Ltd.	Bank of America N.A.	(5,777,816)	02/15/28	0.00%	1D P TONA	Monthly	(359,237)
Niterra Co. Ltd.	Bank of America N.A.	(3,506,856)	03/15/28	(0.15)%	1D P TONA	Monthly	(218,040)
Niterra Co. Ltd.	Barclays Bank PLC	(6,231,673)	05/12/27	(0.20)%	1D P TONA	Monthly	(151,518)
Niterra Co. Ltd.	Barclays Bank PLC	(48,118,514)	09/09/27	(0.20)%	1D P TONA	Monthly	(1,100,979)
Niterra Co. Ltd.	JPMorgan Chase Bank N.A.	(994,508)	02/10/26	(0.15)%	1D P TONA	Monthly	(47,478)
Niterra Co. Ltd.	JPMorgan Chase Bank N.A.	(1,061,069)	02/10/26	(0.15)%	1D P TONA	Monthly	(50,656)
Niterra Co. Ltd.	SG Americas Securities LLC	(3,640,968)	12/08/25	(0.25)%	1D P TONA	Monthly	(178,281)
Nitori Holdings Co. Ltd.	Barclays Bank PLC	(7,704,065)	05/12/27	(0.20)%	1D P TONA	Monthly	105,237
Nitori Holdings Co. Ltd.	Barclays Bank PLC	(5,041,729)	09/09/27	(0.20)%	1D P TONA	Monthly	66,036
Nitori Holdings Co. Ltd.	BNP Paribas SA	(349,084)	03/24/27	(0.25)%	1D TONA	Monthly	(5,744)
Nitori Holdings Co. Ltd.	UBS AG	(811,342)	04/18/28	0.00%	1D P TONA	Monthly	(13,350)
Nitori Holdings Co. Ltd.	UBS AG	(908,575)	09/03/29	0.00%	1D P TONA	Monthly	(14,950)
Nitto Boseki Co. Ltd.	Bank of America N.A.	(4,269,574)	02/15/28	0.00%	1D P TONA	Monthly	(776,571)
Nitto Boseki Co. Ltd.	Barclays Bank PLC	(4,238,077)	05/12/27	(0.15)%	1D P TONA	Monthly	(757,268)
Nitto Boseki Co. Ltd.	BNP Paribas SA	(955,162)	03/24/27	(0.25)%	1D TONA	Monthly	(173,729)
Nitto Boseki Co. Ltd.	Citibank N.A.	(756,628)	02/26/26	(0.15)%	1D P TONA	Monthly	(135,196)
Nitto Boseki Co. Ltd.	JPMorgan Chase Bank N.A.	(642,788)	02/10/26	(0.18)%	1D P TONA	Monthly	(74,058)
Nitto Boseki Co. Ltd.	Morgan Stanley & Co. International PLC	(1,278,606)	01/06/27	(0.25)%	1D P TONA	Monthly	(228,464)
Nitto Denko Corp.	Barclays Bank PLC	(18,453,142)	05/12/27	(0.20)%	1D P TONA	Monthly	(88,521)
Nitto Denko Corp.	Barclays Bank PLC	(32,406,114)	09/09/27	(0.20)%	1D P TONA	Monthly	(161,961)
Nitto Denko Corp.	Citibank N.A.	(2,659,001)	02/26/26	(0.19)%	1D P TONA	Monthly	(13,289)
Nitto Denko Corp.	Citibank N.A.	(1,796,623)	02/26/26	(0.16)%	1D P TONA	Monthly	(8,979)
Nitto Denko Corp.	JPMorgan Chase Bank N.A.	(4,928,635)	02/10/26	(0.15)%	1D P TONA	Monthly	146,904
Nitto Denko Corp.	JPMorgan Chase Bank N.A.	(549,337)	02/10/26	(0.15)%	1D P TONA	Monthly	16,374
Nitto Denko Corp.	SG Americas Securities LLC	(138,618)	12/08/25	(0.25)%	1D P TONA	Monthly	4,132
Nitto Kogyo Corp.	Bank of America N.A.	(188,771)	02/15/28	(0.25)%	1D P TONA	Monthly	(9,992)
Nitto Kogyo Corp.	Barclays Bank PLC	(2,164,190)	05/12/27	(0.20)%	1D P TONA	Monthly	(70,098)
Nitto Kogyo Corp.	BNP Paribas SA	(574,174)	03/24/27	(0.25)%	1D TONA	Monthly	(29,299)
Nitto Kogyo Corp.	Citibank N.A.	(89,965)	02/26/26	(0.25)%	1D P TONA	Monthly	(3,430)
Nitto Kogyo Corp.	JPMorgan Chase Bank N.A.	(218,756)	02/10/26	(0.19)%	1D P TONA	Monthly	(3,954)
Nitto Kogyo Corp.	Morgan Stanley & Co. International PLC	(525,949)	01/06/27	(0.25)%	1D P TONA	Monthly	(20,050)
Nitto Kogyo Corp.	UBS AG	(476,322)	04/03/28	0.00%	1D P TONA	Monthly	(21,783)
NKT A/S, Class B	Morgan Stanley & Co. International PLC	(5,557,525)	01/04/27	(0.26)%	DESTR	Monthly	(5,820)
nLight, Inc.	Bank of America N.A.	(2,343,205)	02/15/28	(0.15)%	1D OBFR01	Monthly	(33,845)
nLight, Inc.	Barclays Bank PLC	(1,258,745)	12/23/25	(0.15)%	1D OBFR01	Monthly	(109,420)
nLight, Inc.	Goldman Sachs Bank USA	(1,367,949)	08/19/26	(0.15)%	1D FEDL01	Monthly	(19,758)
nLight, Inc.	UBS AG	(514,880)	04/21/28	0.00%	1D OBFR01	Monthly	(7,437)
Noble Corp. PLC	Bank of America N.A.	(8,706,288)	02/15/28	(0.15)%	1D OBFR01	Monthly	(319,835)
Noble Corp. PLC	SG Americas Securities LLC	(10,639,903)	12/08/25	(0.15)%	1D OBFR01	Monthly	25,828
NOF Corp.	Barclays Bank PLC	(648,404)	05/12/27	(0.20)%	1D P TONA	Monthly	(1,097)
Nojima Corp.	Bank of America N.A.	(2,996,403)	02/15/28	(0.24)%	1D P TONA	Monthly	347,086
Nojima Corp.	Barclays Bank PLC	(7,689,770)	05/12/27	(0.20)%	1D P TONA	Monthly	984,518
Nojima Corp.	Goldman Sachs Bank USA	(1,340,364)	08/19/26	(0.25)%	1D P TONA	Monthly	155,260
Nojima Corp.	Morgan Stanley & Co. International PLC	(304,847)	01/06/27	(0.25)%	1D P TONA	Monthly	39,029
Nomura Micro Science Co. Ltd.	Bank of America N.A.	(24,483)	02/15/28	(4.05)%	1D P TONA	Monthly	(3,541)
Nomura Micro Science Co. Ltd.	Barclays Bank PLC	(3,584,518)	05/12/27	(3.39)%	1D P TONA	Monthly	(218,997)
Nomura Micro Science Co. Ltd.	BNP Paribas SA	(1,475,628)	03/24/27	(2.25)%	1D TONA	Monthly	(213,408)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Nomura Micro Science Co. Ltd.	Citibank N.A.	$ (160,859)	02/26/26	(4.25)%	1D P TONA	Monthly	$ (9,828)
Nomura Micro Science Co. Ltd.	JPMorgan Chase Bank N.A.	(462,501)	02/10/26	(2.61)%	1D P TONA	Monthly	(62,298)
Nomura Real Estate Master Fund, Inc.	Barclays Bank PLC	(150,872)	05/12/27	(0.15)%	1D P TONA	Monthly	426
Nomura Real Estate Master Fund, Inc.	SG Americas Securities LLC	(4,300,230)	12/08/25	(0.25)%	1D P TONA	Monthly	(80,845)
Nordea Bank Abp	BNP Paribas SA	(818,777)	08/17/26	(0.26)%	1D ESTR	Monthly	(12,836)
Nordea Bank Abp	UBS AG	(1,019,997)	09/03/29	0.00%	1D ESTR	Monthly	(17,377)
Nordic Semiconductor ASA	Morgan Stanley & Co. International PLC	(126,509)	01/04/27	(0.26)%	NOWA	Monthly	14,116
Nordic Semiconductor ASA	UBS AG	(18,575)	04/24/28	0.00%	NOWA	Monthly	2,073
Norsk Hydro ASA	BNP Paribas SA	(15,643,596)	08/17/26	(0.25)%	NOWA	Monthly	202,536
Norsk Hydro ASA	Morgan Stanley & Co. International PLC	(12,408,446)	01/06/27	(0.26)%	NOWA	Monthly	307,576
North American Construction Group Ltd.	Morgan Stanley & Co. International PLC	(1,833,096)	01/04/27	(0.20)%	CABROVER	Monthly	(29,209)
North American Construction Group Ltd.	SG Americas Securities LLC	(139,650)	12/08/25	0.00%	CABROVER	Monthly	(1,180)
North West Co., Inc.	Barclays Bank PLC	(1,331,844)	12/23/25	(0.20)%	CABROVER	Monthly	40,858
North West Co., Inc.	Morgan Stanley & Co. International PLC	(11,582,227)	01/04/27	(0.20)%	CABROVER	Monthly	335,060
Northeast Bank	Barclays Bank PLC	(2,710,393)	12/23/25	(0.15)%	1D OBFR01	Monthly	246,581
Northeast Bank	Morgan Stanley & Co. International PLC	(1,257,339)	01/04/27	(0.15)%	1D FEDL01	Monthly	114,388
Northeast Bank	SG Americas Securities LLC	(2,152,891)	12/08/25	(0.15)%	1D OBFR01	Monthly	208,053
Northeast Bank	UBS AG	(3,137,241)	04/21/28	0.00%	1D OBFR01	Monthly	246,429
Northern Star Resources Ltd.	BNP Paribas SA	(14,098,938)	09/07/26	(0.25)%	1D AONIA	Monthly	14,880
Northern Star Resources Ltd.	BNP Paribas SA	(374,224)	03/22/27	0.00%	1D AONIA	Monthly	(598)
Northern Trust Corp.	Morgan Stanley & Co. International PLC	(13,104,755)	01/06/27	(0.15)%	1D FEDL01	Monthly	(333,154)
Northwest Natural Holding Co.	SG Americas Securities LLC	(7,467,605)	12/08/25	(0.13)%	1D OBFR01	Monthly	(230,835)
Norwegian Cruise Line Holdings Ltd.	SG Americas Securities LLC	(7,937,114)	12/08/25	(0.15)%	1D OBFR01	Monthly	423,028
Novagold Resources, Inc.	Morgan Stanley & Co. International PLC	(4,166,827)	01/04/27	(0.20)%	CABROVER	Monthly	143,915
Novo Nordisk A/S, Class B	Barclays Bank PLC	(10,024,602)	05/12/27	(0.26)%	DESTR	Monthly	619,975
Novo Nordisk A/S, Class B	BNP Paribas SA	(14,372,824)	08/17/26	(0.25)%	DESTR	Monthly	651,367
Novo Nordisk A/S, Class B	UBS AG	(1,412,138)	09/03/29	0.00%	DESTR	Monthly	174,356
Novonesis Novozymes B, Class B	Bank of America N.A.	(12,853,847)	02/15/28	(0.26)%	1W CIBOR	Monthly	254,491
Novonesis Novozymes B, Class B	Barclays Bank PLC	(25,931,551)	05/12/27	(0.26)%	DESTR	Monthly	1,347,407
Novonesis Novozymes B, Class B	UBS AG	(4,953,298)	04/18/28	0.00%	DESTR	Monthly	98,069
Novonesis Novozymes B, Class B	UBS AG	(22,650,947)	09/03/29	0.00%	DESTR	Monthly	448,461
NPR-RIKEN Corp.	Barclays Bank PLC	(3,664,882)	05/12/27	(0.18)%	1D P TONA	Monthly	34,394
NS United Kaiun Kaisha Ltd.	Barclays Bank PLC	(852,404)	05/12/27	(0.20)%	1D P TONA	Monthly	(27,076)
NS United Kaiun Kaisha Ltd.	Citibank N.A.	(609,850)	02/26/26	(0.15)%	1D P TONA	Monthly	(19,371)
NTT, Inc.	Barclays Bank PLC	(726,316)	05/12/27	(0.20)%	1D P TONA	Monthly	7,691
NTT, Inc.	Barclays Bank PLC	(27,779,070)	09/09/27	(0.20)%	1D P TONA	Monthly	270,517
NTT, Inc.	BNP Paribas SA	(2,663,122)	09/09/26	(0.15)%	1D TONA	Monthly	23,704
Nuix Ltd.	Barclays Bank PLC	(776,068)	05/12/27	(0.25)%	1D AONIA	Monthly	159,301
Nuix Ltd.	Morgan Stanley & Co. International PLC	(503,310)	01/06/27	(0.30)%	1D AONIA	Monthly	103,313
Nutex Health, Inc.	Barclays Bank PLC	(390,254)	12/23/25	(2.88)%	1D OBFR01	Monthly	(29,872)
NuVista Energy Ltd.	BNP Paribas SA	(3,083,433)	05/18/26	(0.20)%	CABROVER	Monthly	(119,037)
NuVista Energy Ltd.	Morgan Stanley & Co. International PLC	(5,466,878)	01/04/27	(0.20)%	CABROVER	Monthly	(218,130)
nVent Electric PLC	SG Americas Securities LLC	(7,008,351)	12/08/25	(0.15)%	1D OBFR01	Monthly	(1,104,324)
OBIC Business Consultants Co. Ltd.	Bank of America N.A.	(350,586)	02/15/28	(0.25)%	1D P TONA	Monthly	(9,965)
OBIC Business Consultants Co. Ltd.	Barclays Bank PLC	(2,719,768)	05/12/27	(0.20)%	1D P TONA	Monthly	(33,012)
OBIC Business Consultants Co. Ltd.	Citibank N.A.	(424,080)	02/26/26	(0.15)%	1D P TONA	Monthly	(5,147)
Occidental Petroleum Corp.	Barclays Bank PLC	(3,147,151)	12/23/25	(0.15)%	1D OBFR01	Monthly	39,971
Occidental Petroleum Corp.	SG Americas Securities LLC	(22,453,524)	12/08/25	(0.15)%	1D OBFR01	Monthly	1,873,712
OCI NV	BNP Paribas SA	(1,206,460)	03/24/27	(0.26)%	1D ESTR	Monthly	62,003
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
OCI NV	SG Americas Securities LLC	$ (963,513)	12/08/25	(0.26)%	1D ESTR	Monthly	$ 44,171
Ocular Therapeutix, Inc.	Morgan Stanley & Co. International PLC	(4,844,459)	01/04/27	(0.15)%	1D FEDL01	Monthly	(136,704)
Odakyu Electric Railway Co., Ltd.	Barclays Bank PLC	(4,719,693)	05/12/27	(0.20)%	1D P TONA	Monthly	88,331
Ogaki Kyoritsu Bank Ltd.	Barclays Bank PLC	(329,408)	05/12/27	(0.20)%	1D P TONA	Monthly	(12,908)
Ogaki Kyoritsu Bank Ltd.	Citibank N.A.	(886,867)	02/26/26	(0.15)%	1D P TONA	Monthly	(34,751)
OGE Energy Corp.	BNP Paribas SA	(6,377,433)	04/16/26	(0.15)%	1D OBFR01	Monthly	391,563
O-I Glass, Inc.	BNP Paribas SA	(10,691,056)	04/16/26	(0.15)%	1D OBFR01	Monthly	435,999
OKUMA Corp.	Barclays Bank PLC	(1,073,221)	05/12/27	(0.20)%	1D P TONA	Monthly	44,681
Old National Bancorp	Barclays Bank PLC	(15,106,520)	12/23/25	(0.15)%	1D OBFR01	Monthly	275,852
Old National Bancorp	SG Americas Securities LLC	(25,412,977)	12/08/25	(0.15)%	1D OBFR01	Monthly	1,694,972
Olympus Corp.	Barclays Bank PLC	(1,445,720)	09/09/27	(0.20)%	1D P TONA	Monthly	7,037
Omega Healthcare Investors, Inc.	Morgan Stanley & Co. International PLC	(13,155,438)	01/06/27	(0.15)%	1D FEDL01	Monthly	(446,605)
Omnicom Group, Inc.	UBS AG	(8,777,166)	04/18/28	0.00%	1D OBFR01	Monthly	471,026
Omron Corp.	Barclays Bank PLC	(626,336)	09/09/27	(0.15)%	1D P TONA	Monthly	1,718
OMV AG	Barclays Bank PLC	(11,972,649)	08/17/26	(0.26)%	1D ESTR	Monthly	(580,364)
OMV AG	Morgan Stanley & Co. International PLC	(15,586,923)	01/04/27	(0.26)%	1D ESTR	Monthly	(755,563)
OMV AG	SG Americas Securities LLC	(9,707,351)	12/08/25	(0.26)%	1D ESTR	Monthly	(579,556)
Ondas Holdings, Inc.	Barclays Bank PLC	(3,099,140)	12/23/25	(0.25)%	1D OBFR01	Monthly	137,944
Ondas Holdings, Inc.	BNP Paribas SA	(3,179,488)	04/16/26	(0.15)%	1D OBFR01	Monthly	1,026,396
ONEOK, Inc.	SG Americas Securities LLC	(3,203,973)	12/08/25	(0.15)%	1D OBFR01	Monthly	238,151
OneSpaWorld Holdings Ltd.	Barclays Bank PLC	(14,078,285)	12/23/25	(0.15)%	1D OBFR01	Monthly	(1,588,941)
Onestream, Inc., Class A	SG Americas Securities LLC	(6,370,771)	12/08/25	(0.15)%	1D OBFR01	Monthly	(134,303)
OPC Energy Ltd.	Bank of America N.A.	(1,293,695)	02/15/28	(1.00)%	SHIR	Monthly	(28,866)
OPC Energy Ltd.	Barclays Bank PLC	(761,552)	04/06/26	(1.00)%	SHIR	Monthly	(35,427)
OPC Energy Ltd.	BNP Paribas SA	(100,355)	06/17/27	(1.10)%	SHIR	Monthly	(2,239)
OPC Energy Ltd.	Goldman Sachs Bank USA	(196,193)	08/19/26	(2.64)%	SHIR	Monthly	(4,378)
OPC Energy Ltd.	UBS AG	(202,263)	06/07/28	0.00%	SHIR	Monthly	(4,513)
Open House Group Co., Ltd.	Bank of America N.A.	(2,068,107)	02/15/28	0.00%	1D P TONA	Monthly	(1,179)
Open House Group Co., Ltd.	Barclays Bank PLC	(7,260,369)	05/12/27	(0.16)%	1D P TONA	Monthly	133,363
Open House Group Co., Ltd.	Citibank N.A.	(2,500,195)	02/26/26	(0.19)%	1D P TONA	Monthly	45,925
Open Text Corp.	Goldman Sachs Bank USA	(719,295)	08/18/26	(0.15)%	1D CORRA	Monthly	15,435
Open Text Corp.	Morgan Stanley & Co. International PLC	(3,815,442)	01/04/27	(0.20)%	CABROVER	Monthly	67,561
Open Text Corp.	Morgan Stanley & Co. International PLC	(20,742,230)	01/06/27	(0.20)%	CABROVER	Monthly	367,287
Ora Banda Mining Ltd.	Morgan Stanley & Co. International PLC	(6,776,523)	01/06/27	(1.00)%	1D AONIA	Monthly	407,883
Ora Banda Mining Ltd.	UBS AG	(3,065,613)	04/03/28	0.00%	1D AONIA	Monthly	184,521
Oracle Corp.	BNP Paribas SA	(16,938,049)	04/16/26	0.09%	1D OBFR01	Monthly	2,287,825
Orange SA	Barclays Bank PLC	(3,914,211)	08/17/26	0.00%	1D ESTR	Monthly	53,441
Orange SA	JPMorgan Chase Bank N.A.	(1,517,238)	02/10/26	0.00%	1D ESTR	Monthly	(55,285)
Orange SA	Morgan Stanley & Co. International PLC	(3,732,118)	01/04/27	(0.26)%	1D ESTR	Monthly	50,955
Orange SA	UBS AG	(9,135,146)	09/03/29	0.00%	1D ESTR	Monthly	102,638
Orchid Island Capital, Inc.	Barclays Bank PLC	(4,683,795)	12/23/25	(0.50)%	1D OBFR01	Monthly	150,483
Orchid Island Capital, Inc.	BNP Paribas SA	(4,372,771)	04/16/26	(0.64)%	1D OBFR01	Monthly	18,069
Orchid Island Capital, Inc.	Goldman Sachs Bank USA	(450,817)	08/18/26	(0.58)%	1D FEDL01	Monthly	1,863
Orchid Island Capital, Inc.	Morgan Stanley & Co. International PLC	(10,544,850)	01/04/27	(0.42)%	1D FEDL01	Monthly	323,329
Orchid Island Capital, Inc.	SG Americas Securities LLC	(6,372,310)	12/08/25	(0.44)%	1D OBFR01	Monthly	(15,077)
Orchid Island Capital, Inc.	UBS AG	(3,962,602)	04/21/28	0.00%	1D OBFR01	Monthly	16,374
O’Reilly Automotive, Inc.	UBS AG	(10,149,403)	04/18/28	0.00%	1D OBFR01	Monthly	656,389
Organo Corp.	Bank of America N.A.	(731,335)	02/15/28	0.00%	1D P TONA	Monthly	(75,365)
Organo Corp.	Bank of America N.A.	(1,610,493)	03/15/28	0.00%	1D P TONA	Monthly	(165,964)
Organo Corp.	Barclays Bank PLC	(1,781,935)	05/12/27	(0.15)%	1D P TONA	Monthly	(123,251)
Organo Corp.	Barclays Bank PLC	(5,637,722)	09/09/27	(0.15)%	1D P TONA	Monthly	(369,620)
Organo Corp.	BNP Paribas SA	(7,196,645)	09/09/26	(0.25)%	1D TONA	Monthly	(741,628)
Organo Corp.	BNP Paribas SA	(3,539,971)	03/24/27	(0.25)%	1D TONA	Monthly	(364,801)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Organo Corp.	Citibank N.A.	$ (602,005)	02/26/26	(0.15)%	1D P TONA	Monthly	$ (41,639)
Organo Corp.	Citibank N.A.	(939,128)	02/26/26	(0.17)%	1D P TONA	Monthly	(64,956)
Organo Corp.	UBS AG	(295,646)	04/18/28	0.00%	1D P TONA	Monthly	(30,467)
Organo Corp.	UBS AG	(389,008)	09/03/29	0.00%	1D P TONA	Monthly	(40,088)
Oriental Land Co., Ltd./Japan	Barclays Bank PLC	(54,433,856)	05/12/27	(0.20)%	1D P TONA	Monthly	6,812,601
Oriental Land Co., Ltd./Japan	Barclays Bank PLC	(51,721,247)	09/09/27	(0.20)%	1D P TONA	Monthly	6,463,752
Origin Energy Ltd.	Barclays Bank PLC	(6,235,695)	09/09/27	(0.25)%	1D AONIA	Monthly	76,473
Origin Energy Ltd.	BNP Paribas SA	(8,022,638)	03/22/27	(0.25)%	1D AONIA	Monthly	59,858
Orion OYJ, Class B	SG Americas Securities LLC	(4,693,213)	12/08/25	0.00%	1D ESTR	Monthly	621,463
Orion OYJ, Class B	SG Americas Securities LLC	(5,564,961)	12/08/25	(0.08)%	1D ESTR	Monthly	722,046
Orkla ASA	UBS AG	(1,863,147)	09/03/29	0.00%	NOWA	Monthly	39,429
Orsted AS	Barclays Bank PLC	(67,923)	11/09/26	(0.26)%	DESTR	Monthly	1,104
Orsted AS	BNP Paribas SA	(3,657,784)	08/17/26	(0.25)%	DESTR	Monthly	141,429
Orsted AS	Morgan Stanley & Co. International PLC	(142,886)	01/04/27	(0.26)%	DESTR	Monthly	3,535
Orsted AS	UBS AG	(4,876,735)	09/03/29	0.00%	DESTR	Monthly	188,560
Orsted AS, (Expires 10/18/25, Strike Price DKK 66.60)	Barclays Bank PLC	(5)	11/09/26	0.00%	DESTR	Monthly	(1)
Orsted AS, (Expires 10/18/25, Strike Price DKK 66.60)	Morgan Stanley & Co. International PLC	(170,684)	01/04/27	0.00%	DESTR	Monthly	(35,166)
OrthoPediatrics Corp.	Bank of America N.A.	(216,431)	02/15/28	(0.15)%	1D OBFR01	Monthly	12,246
Osaka Gas Co. Ltd.	Bank of America N.A.	(1,299,220)	02/15/28	(0.15)%	1D P TONA	Monthly	(217,385)
Osaka Gas Co. Ltd.	Barclays Bank PLC	(6,811,620)	05/12/27	(0.20)%	1D P TONA	Monthly	(1,045,151)
Osaka Gas Co. Ltd.	Barclays Bank PLC	(3,791,811)	09/09/27	(0.20)%	1D P TONA	Monthly	(581,802)
Osaka Gas Co. Ltd.	JPMorgan Chase Bank N.A.	(1,056,070)	02/10/26	(0.15)%	1D P TONA	Monthly	(130,155)
Osaka Soda Co. Ltd.	Bank of America N.A.	(1,452,338)	02/15/28	(0.25)%	1D P TONA	Monthly	(39,280)
Osaka Soda Co. Ltd.	Barclays Bank PLC	(7,626,847)	05/12/27	(0.20)%	1D P TONA	Monthly	(53,169)
Osaka Soda Co. Ltd.	Citibank N.A.	(6,362)	02/26/26	(0.25)%	1D P TONA	Monthly	(40)
Osaka Soda Co. Ltd.	Morgan Stanley & Co. International PLC	(1,007,268)	01/06/27	(0.25)%	1D P TONA	Monthly	(6,350)
Osaka Soda Co. Ltd.	SG Americas Securities LLC	(1,173,019)	12/08/25	(0.25)%	1D P TONA	Monthly	11,094
Osaka Soda Co. Ltd.	UBS AG	(296,077)	04/03/28	0.00%	1D P TONA	Monthly	(8,008)
OSB Group PLC	Barclays Bank PLC	(6,964,975)	12/10/26	(0.25)%	1D SONIA	Monthly	132,433
OSG Corp.	Bank of America N.A.	(556,290)	02/15/28	(0.25)%	1D P TONA	Monthly	6,804
OSG Corp.	Barclays Bank PLC	(7,738,680)	05/12/27	(0.20)%	1D P TONA	Monthly	129,977
OSG Corp.	Citibank N.A.	(818,401)	02/26/26	(0.25)%	1D P TONA	Monthly	13,746
OSG Corp.	JPMorgan Chase Bank N.A.	(140,235)	02/10/26	(0.15)%	1D P TONA	Monthly	(399)
OSG Corp.	SG Americas Securities LLC	(143,126)	12/08/25	(0.25)%	1D P TONA	Monthly	(407)
Ouster, Inc.	SG Americas Securities LLC	(2,595,971)	12/08/25	(0.15)%	1D OBFR01	Monthly	(182,817)
Outfront Media, Inc.	Morgan Stanley & Co. International PLC	(8,151,913)	01/04/27	(0.15)%	1D FEDL01	Monthly	297,483
Outfront Media, Inc.	UBS AG	(23,146,826)	04/21/28	0.00%	1D OBFR01	Monthly	142,131
Oversea-Chinese Banking Corp. Ltd.	Bank of America N.A.	(17,786,607)	02/15/28	(0.30)%	SORA	Monthly	(218,628)
Oversea-Chinese Banking Corp. Ltd.	BNP Paribas SA	(7,414,963)	09/07/26	(0.30)%	SORA	Monthly	(91,143)
Oversea-Chinese Banking Corp. Ltd.	Goldman Sachs Bank USA	(564,716)	08/19/26	(0.30)%	SORA	Monthly	(6,941)
Oversea-Chinese Banking Corp. Ltd.	Goldman Sachs Bank USA	(1,757,468)	08/19/26	(0.30)%	SORA	Monthly	(21,602)
Owens & Minor, Inc.	Bank of America N.A.	(116,877)	02/15/28	(0.15)%	1D OBFR01	Monthly	11,422
Oxford Nanopore Technologies PLC	Barclays Bank PLC	(419,743)	12/10/26	(2.26)%	1D SONIA	Monthly	16,792
Oxford Nanopore Technologies PLC	Morgan Stanley & Co. International PLC	(225,707)	01/04/27	(1.90)%	1D SONIA	Monthly	9,029
Oxford Nanopore Technologies PLC	SG Americas Securities LLC	(2,724,389)	12/08/25	(0.25)%	1D SONIA	Monthly	219,351
PACCAR, Inc.	Morgan Stanley & Co. International PLC	(13,273,992)	01/06/27	(0.15)%	1D FEDL01	Monthly	110,236
Pacific Industrial Co. Ltd.	BNP Paribas SA	(199,385)	03/24/27	(0.15)%	1D TONA	Monthly	(47,904)
Pacific Industrial Co. Ltd.	Citibank N.A.	(222,751)	02/26/26	(0.25)%	1D P TONA	Monthly	(30,521)
Pacific Industrial Co. Ltd.	Morgan Stanley & Co. International PLC	(868,201)	01/06/27	(0.25)%	1D P TONA	Monthly	(118,958)
Pacific Industrial Co. Ltd.	SG Americas Securities LLC	(116,286)	12/08/25	(0.25)%	1D P TONA	Monthly	(17,329)
Pacific Industrial Co. Ltd.	UBS AG	(168,834)	04/03/28	0.00%	1D P TONA	Monthly	(40,564)
Packaging Corp. of America	BNP Paribas SA	(20,562,265)	04/16/26	0.20%	1D OBFR01	Monthly	1,010,735
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Packaging Corp. of America	Morgan Stanley & Co. International PLC	$ (5,468,116)	01/06/27	(0.15)%	1D FEDL01	Monthly	$ 332,156
Pagaya Technologies Ltd., Class A	Morgan Stanley & Co. International PLC	(1,539,852)	01/04/27	(0.15)%	1D FEDL01	Monthly	82,898
Pagegroup PLC	Goldman Sachs Bank USA	(1,286,912)	08/19/26	(0.25)%	1D SONIA	Monthly	29,398
PAL GROUP Holdings Co. Ltd.	Barclays Bank PLC	(131,743)	09/09/27	0.00%	1D P TONA	Monthly	(3,365)
Paladin Energy Ltd.	Bank of America N.A.	(1,933,521)	02/15/28	(0.30)%	1D AONIA	Monthly	66,659
Paladin Energy Ltd.	Barclays Bank PLC	(8,069,806)	05/12/27	(0.25)%	1D AONIA	Monthly	(1,173,989)
Pandox AB	Morgan Stanley & Co. International PLC	(10,699,918)	01/04/27	(0.26)%	1D STIBOR	Monthly	(94,262)
Pantoro Gold Ltd.	JPMorgan Chase Bank N.A.	(942,936)	02/10/26	(0.32)%	1D AONIA	Monthly	189,729
Pantoro Gold Ltd.	Morgan Stanley & Co. International PLC	(143,222)	01/06/27	(4.07)%	1D AONIA	Monthly	13,143
Pantoro Gold Ltd.	UBS AG	(1,144,907)	04/03/28	0.00%	1D AONIA	Monthly	202,342
Papa John’s International, Inc.	SG Americas Securities LLC	(4,829,047)	12/08/25	(0.15)%	1D OBFR01	Monthly	(387,565)
PAR Technology Corp.	SG Americas Securities LLC	(27,163,285)	12/08/25	(0.15)%	1D OBFR01	Monthly	1,401,202
Paradox Interactive AB	Bank of America N.A.	(651,009)	02/15/28	(0.26)%	1D STIBOR	Monthly	27,507
Paradox Interactive AB	BNP Paribas SA	(173,524)	11/17/25	(0.25)%	1D STIBOR	Monthly	7,332
Paradox Interactive AB	Goldman Sachs Bank USA	(154,658)	08/19/26	(0.26)%	1D STIBOR	Monthly	6,535
Paramount Bed Holdings Co., Ltd.	Morgan Stanley & Co. International PLC	(1,751,199)	01/06/27	(0.25)%	1D P TONA	Monthly	6,157
Paramount Bed Holdings Co., Ltd.	SG Americas Securities LLC	(517,563)	12/08/25	(0.25)%	1D P TONA	Monthly	4,585
Paramount Bed Holdings Co., Ltd.	UBS AG	(115,325)	04/03/28	0.00%	1D P TONA	Monthly	821
Paramount Resources Ltd., Class A	Morgan Stanley & Co. International PLC	(11,737,826)	01/04/27	(0.20)%	CABROVER	Monthly	(330,569)
Paramount Skydance Corp., Class B	UBS AG	(222,320)	04/18/28	0.00%	1D OBFR01	Monthly	26,020
Park24 Co. Ltd.	Bank of America N.A.	(5,422,179)	02/15/28	0.00%	1D P TONA	Monthly	(1,614)
Park24 Co. Ltd.	Barclays Bank PLC	(9,388,839)	05/12/27	(0.15)%	1D P TONA	Monthly	46,498
Park24 Co. Ltd.	Citibank N.A.	(4,016,741)	02/26/26	(0.15)%	1D P TONA	Monthly	19,893
Park24 Co. Ltd.	JPMorgan Chase Bank N.A.	(2,832,694)	02/10/26	(0.15)%	1D P TONA	Monthly	52,430
Pason Systems, Inc.	Morgan Stanley & Co. International PLC	(2,120,347)	01/04/27	(0.20)%	CABROVER	Monthly	12,348
Patrick Industries, Inc.	Goldman Sachs Bank USA	(1,526,040)	08/18/26	(0.15)%	1D FEDL01	Monthly	(74,370)
Patrick Industries, Inc.	SG Americas Securities LLC	(27,136,659)	12/08/25	(0.15)%	1D OBFR01	Monthly	(1,634,705)
Paychex, Inc.	UBS AG	(19,735,270)	04/18/28	0.00%	1D OBFR01	Monthly	1,417,735
PayPal Holdings, Inc.	SG Americas Securities LLC	(1,794,274)	12/08/25	(0.15)%	1D OBFR01	Monthly	(34,593)
Paysafe Ltd.	BNP Paribas SA	(3,023,083)	04/16/26	(0.15)%	1D OBFR01	Monthly	330,191
Pennon Group PLC	Barclays Bank PLC	(21,609,354)	12/10/26	(0.25)%	1D SONIA	Monthly	397,710
Pennon Group PLC	SG Americas Securities LLC	(10,963,757)	12/08/25	(0.25)%	1D SONIA	Monthly	(750,217)
PennyMac Financial Services, Inc., Class A	Barclays Bank PLC	(32,099,801)	12/23/25	(0.15)%	1D OBFR01	Monthly	931,506
PennyMac Mortgage Investment Trust	Barclays Bank PLC	(9,705,855)	12/23/25	(0.15)%	1D OBFR01	Monthly	489,885
PennyMac Mortgage Investment Trust	BNP Paribas SA	(2,313,817)	04/16/26	(0.15)%	1D OBFR01	Monthly	1,920
PennyMac Mortgage Investment Trust	SG Americas Securities LLC	(10,769,921)	12/08/25	(0.15)%	1D OBFR01	Monthly	437,662
Penumbra, Inc.	SG Americas Securities LLC	(227,358)	12/08/25	(0.15)%	1D OBFR01	Monthly	27,727
Perella Weinberg Partners, Class A	Morgan Stanley & Co. International PLC	(2,315,463)	01/04/27	(0.15)%	1D FEDL01	Monthly	105,844
Permian Resources Corp., Class A	Barclays Bank PLC	(5,260,962)	12/23/25	(0.15)%	1D OBFR01	Monthly	(25,253)
Perrigo Co. PLC	Morgan Stanley & Co. International PLC	(359,677)	01/04/27	(0.15)%	1D FEDL01	Monthly	6,391
Pets at Home Group Plc	Barclays Bank PLC	(3,176,247)	12/10/26	(0.25)%	1D SONIA	Monthly	63,487
PEXA Group Ltd.	Bank of America N.A.	(286,942)	02/15/28	(0.30)%	1D AONIA	Monthly	8,775
PEXA Group Ltd.	Barclays Bank PLC	(4,208,383)	05/12/27	(0.25)%	1D AONIA	Monthly	83,772
PEXA Group Ltd.	BNP Paribas SA	(101,054)	03/22/27	(0.35)%	1D AONIA	Monthly	3,090
PEXA Group Ltd.	Goldman Sachs Bank USA	(203,629)	08/19/26	(0.30)%	1D AONIA	Monthly	6,227
PEXA Group Ltd.	JPMorgan Chase Bank N.A.	(1,036,573)	02/10/26	(0.25)%	1D AONIA	Monthly	51,265
PEXA Group Ltd.	Morgan Stanley & Co. International PLC	(126,088)	01/06/27	(0.30)%	1D AONIA	Monthly	2,510

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Peyto Exploration & Development Corp.	Barclays Bank PLC	$ (2,409,675)	12/23/25	(0.19)%	CABROVER	Monthly	$ (50,578)
Peyto Exploration & Development Corp.	Goldman Sachs Bank USA	(15,159,026)	08/18/26	(0.20)%	1D CORRA	Monthly	(1,030,148)
Peyto Exploration & Development Corp.	Morgan Stanley & Co. International PLC	(5,243,746)	01/04/27	(0.20)%	CABROVER	Monthly	(110,064)
Peyto Exploration & Development Corp.	Morgan Stanley & Co. International PLC	(13,535,466)	01/06/27	(0.20)%	CABROVER	Monthly	(284,103)
Phillips 66	SG Americas Securities LLC	(893,791)	12/08/25	(0.15)%	1D OBFR01	Monthly	(17,530)
Photronics, Inc.	SG Americas Securities LLC	(4,712,331)	12/08/25	(0.15)%	1D OBFR01	Monthly	(70,035)
Piaggio & C SpA	Bank of America N.A.	(1,241,949)	02/15/28	0.00%	1D ESTR	Monthly	(15,996)
Piaggio & C SpA	Barclays Bank PLC	(229,838)	12/10/26	(0.26)%	1D ESTR	Monthly	4,214
Piaggio & C SpA	BNP Paribas SA	(662,183)	03/17/27	(0.47)%	1D ESTR	Monthly	(8,529)
Piaggio & C SpA	Goldman Sachs Bank USA	(307,623)	08/19/26	(0.28)%	1D ESTR	Monthly	(3,962)
Piaggio & C SpA	SG Americas Securities LLC	(63,609)	12/08/25	(0.60)%	1D ESTR	Monthly	3,033
Piaggio & C SpA	UBS AG	(591,051)	04/24/28	0.00%	1D ESTR	Monthly	(7,612)
Pilbara Minerals Ltd.	Barclays Bank PLC	(1,695)	05/12/27	(0.25)%	1D AONIA	Monthly	(289)
Pilbara Minerals Ltd.	Barclays Bank PLC	(1,523,898)	09/09/27	(0.25)%	1D AONIA	Monthly	(259,595)
Pilbara Minerals Ltd.	Goldman Sachs Bank USA	(725,829)	08/19/26	(0.39)%	1D AONIA	Monthly	(151,752)
Pilbara Minerals Ltd.	Morgan Stanley & Co. International PLC	(160,422)	01/06/27	(0.30)%	1D AONIA	Monthly	(27,328)
PILLAR Corp.	Bank of America N.A.	(1,884,563)	02/15/28	0.00%	1D P TONA	Monthly	(99,399)
PILLAR Corp.	Barclays Bank PLC	(3,322,134)	05/12/27	(0.20)%	1D P TONA	Monthly	91,109
PILLAR Corp.	Goldman Sachs Bank USA	(89,741)	08/19/26	(0.25)%	1D P TONA	Monthly	(4,733)
PILLAR Corp.	UBS AG	(379,904)	04/03/28	0.00%	1D P TONA	Monthly	(20,038)
Pirelli & C SpA	Morgan Stanley & Co. International PLC	(5,662,062)	01/04/27	(0.26)%	1D ESTR	Monthly	(37,764)
PKSHA Technology, Inc.	Barclays Bank PLC	(2,738,232)	05/12/27	(0.79)%	1D P TONA	Monthly	(329,711)
PKSHA Technology, Inc.	BNP Paribas SA	(89,235)	03/24/27	(2.20)%	1D TONA	Monthly	(14,959)
PKSHA Technology, Inc.	Morgan Stanley & Co. International PLC	(2,811,563)	01/06/27	(1.47)%	1D P TONA	Monthly	(403,989)
PKSHA Technology, Inc.	UBS AG	(185,906)	04/03/28	0.00%	1D P TONA	Monthly	(31,165)
Playtech Plc	SG Americas Securities LLC	(1,651,832)	12/08/25	0.10%	1D SONIA	Monthly	418,807
Plus Alpha Consulting Co., Ltd.	Barclays Bank PLC	(6,877,983)	05/12/27	(0.20)%	1D P TONA	Monthly	190,983
Plus Alpha Consulting Co., Ltd.	BNP Paribas SA	(744,640)	03/24/27	(0.25)%	1D TONA	Monthly	2,662
Porch Group, Inc.	Morgan Stanley & Co. International PLC	(3,073,616)	01/04/27	(0.15)%	1D FEDL01	Monthly	—
Porsche Automobil Holding SE	Bank of America N.A.	(8,144,391)	02/15/28	(0.26)%	1D ESTR	Monthly	(176,552)
Portillo’s, Inc., Class A	Bank of America N.A.	(2,887,242)	02/15/28	(0.15)%	1D OBFR01	Monthly	325,593
Portillo’s, Inc., Class A	Barclays Bank PLC	(3,832)	12/23/25	(0.38)%	1D OBFR01	Monthly	392
Portillo’s, Inc., Class A	BNP Paribas SA	(858,461)	04/16/26	(0.15)%	1D OBFR01	Monthly	96,808
Portillo’s, Inc., Class A	Morgan Stanley & Co. International PLC	(822,742)	01/04/27	(0.22)%	1D FEDL01	Monthly	84,207
Post Holdings, Inc.	Morgan Stanley & Co. International PLC	(265,175)	01/06/27	(0.15)%	1D FEDL01	Monthly	11,378
PotlatchDeltic Corp.	SG Americas Securities LLC	(1,646,754)	12/08/25	(0.15)%	1D OBFR01	Monthly	72,514
Powell Industries, Inc.	UBS AG	(144,105)	04/21/28	0.00%	1D OBFR01	Monthly	(23,436)
Power Assets Holdings Ltd.	Bank of America N.A.	(3,531,108)	02/15/28	(0.15)%	HONIA	Monthly	65,687
Power Assets Holdings Ltd.	BNP Paribas SA	(2,022,862)	09/09/26	(0.30)%	HONIA	Monthly	37,630
Power Corp. of Canada	Morgan Stanley & Co. International PLC	(250,686)	01/06/27	(0.20)%	CABROVER	Monthly	(19)
Power Solutions International, Inc.	Bank of America N.A.	(746)	02/15/28	(0.15)%	1D OBFR01	Monthly	61
Power Solutions International, Inc.	Barclays Bank PLC	(621)	12/23/25	(0.15)%	1D OBFR01	Monthly	(64)
Power Solutions International, Inc.	BNP Paribas SA	(746)	04/16/26	(0.15)%	1D OBFR01	Monthly	61
Power Solutions International, Inc.	Citibank N.A.	(698)	06/25/26	(2.68)%	1D OBFR01	Monthly	(72)
Power Solutions International, Inc.	Morgan Stanley & Co. International PLC	(621)	01/04/27	(0.15)%	1D FEDL01	Monthly	(64)
Power Solutions International, Inc.	SG Americas Securities LLC	(703)	12/08/25	(2.75)%	1D OBFR01	Monthly	18
Power Solutions International, Inc.	UBS AG	(746)	04/21/28	0.00%	1D OBFR01	Monthly	61
Powerfleet, Inc.	UBS AG	(249,840)	04/21/28	0.00%	1D OBFR01	Monthly	4,157
Premier Foods PLC	Barclays Bank PLC	(551,735)	12/10/26	(0.25)%	1D SONIA	Monthly	11,114
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Premier Foods PLC	SG Americas Securities LLC	$ (2,508,927)	12/08/25	(0.21)%	1D SONIA	Monthly	$ (19,406)
Premium Brands Holdings Corp.	Morgan Stanley & Co. International PLC	(14,294,432)	01/04/27	(0.20)%	CABROVER	Monthly	50,220
Primerica, Inc.	Barclays Bank PLC	(4,045,560)	12/23/25	(0.15)%	1D OBFR01	Monthly	82,802
PROCEPT BioRobotics Corp.	UBS AG	(735,555)	04/21/28	0.00%	1D OBFR01	Monthly	22,865
Procter & Gamble Co.	Goldman Sachs Bank USA	(10,909,080)	08/18/26	0.56%	1D FEDL01	Monthly	(218,300)
Prosus NV, Class N	SG Americas Securities LLC	(3,114,911)	12/08/25	(0.26)%	1D ESTR	Monthly	(55,483)
Provident Financial Services, Inc.	SG Americas Securities LLC	(643,852)	12/08/25	(0.15)%	1D OBFR01	Monthly	28,960
Proximus SADP	UBS AG	(4,939,333)	04/24/28	0.00%	1D ESTR	Monthly	162,066
Prudential PLC	Morgan Stanley & Co. International PLC	(7,122,947)	01/04/27	(0.25)%	1D SONIA	Monthly	(284,747)
Prysmian SpA	Bank of America N.A.	(1,248,962)	02/15/28	(0.26)%	1D ESTR	Monthly	(25,871)
Prysmian SpA	BNP Paribas SA	(25,620,559)	03/22/27	(0.26)%	1D ESTR	Monthly	(530,762)
Prysmian SpA	Morgan Stanley & Co. International PLC	(16,469,755)	01/04/27	(0.26)%	1D ESTR	Monthly	(829,159)
PTC, Inc.	Barclays Bank PLC	(15,899,685)	12/23/25	(0.15)%	1D OBFR01	Monthly	351,621
Puig Brands SA, Class B	Bank of America N.A.	(4,832,013)	02/15/28	(0.26)%	1D ESTR	Monthly	(418,092)
Puig Brands SA, Class B	BNP Paribas SA	(2,524,144)	03/17/27	(0.26)%	1D ESTR	Monthly	(208,521)
Puma SE	Morgan Stanley & Co. International PLC	(117,367)	01/04/27	(0.26)%	1D ESTR	Monthly	2,058
PureCycle Technologies, Inc.	Morgan Stanley & Co. International PLC	(2,055,248)	01/04/27	(0.42)%	1D FEDL01	Monthly	146,146
QinetiQ Group PLC	SG Americas Securities LLC	(1,169,899)	12/08/25	(0.25)%	1D SONIA	Monthly	74,776
Quaker Chemical Corp.	Barclays Bank PLC	(2,483,993)	12/23/25	(0.15)%	1D OBFR01	Monthly	(106,305)
QUALCOMM, Inc.	SG Americas Securities LLC	(1,739,329)	12/08/25	0.00%	1D OBFR01	Monthly	(24)
Quebecor, Inc., Class B	BNP Paribas SA	(2,689,094)	04/16/26	(0.20)%	CABROVER	Monthly	(203,670)
Quebecor, Inc., Class B	Goldman Sachs Bank USA	(1,612,122)	08/19/26	(0.20)%	1D CORRA	Monthly	(122,101)
Quebecor, Inc., Class B	Morgan Stanley & Co. International PLC	(16,040,724)	01/06/27	(0.20)%	CABROVER	Monthly	(247,565)
QXO, Inc.	BNP Paribas SA	(1,917,503)	04/16/26	(0.15)%	1D OBFR01	Monthly	177,273
QXO, Inc.	SG Americas Securities LLC	(11,976,636)	12/08/25	(0.15)%	1D OBFR01	Monthly	1,342,105
QXO, Inc.	UBS AG	(4,050,403)	04/18/28	0.00%	1D OBFR01	Monthly	374,459
R&S Group Holding AG	SG Americas Securities LLC	(225,892)	12/08/25	(0.26)%	SSARON	Monthly	11,836
RadNet, Inc.	Bank of America N.A.	(427,511)	02/15/28	(0.15)%	1D OBFR01	Monthly	4,399
RadNet, Inc.	BNP Paribas SA	(2,687,395)	04/16/26	(0.15)%	1D OBFR01	Monthly	80,482
RAI Way SpA	Morgan Stanley & Co. International PLC	(71,786)	01/04/27	(0.26)%	1D ESTR	Monthly	1,242
RAI Way SpA	SG Americas Securities LLC	(75,440)	12/08/25	(0.26)%	1D ESTR	Monthly	812
Raksul, Inc.	Bank of America N.A.	(1,438,107)	02/15/28	(0.15)%	1D P TONA	Monthly	27,900
Raksul, Inc.	Barclays Bank PLC	(1,154,394)	05/12/27	(0.20)%	1D P TONA	Monthly	26,367
Raksul, Inc.	Citibank N.A.	(765,285)	02/26/26	(0.17)%	1D P TONA	Monthly	22,420
Raksul, Inc.	JPMorgan Chase Bank N.A.	(363,609)	02/10/26	(0.15)%	1D P TONA	Monthly	29,938
Rakus Co. Ltd.	Barclays Bank PLC	(2,933,416)	05/12/27	(0.17)%	1D P TONA	Monthly	64,343
Rakus Co. Ltd.	Citibank N.A.	(711,481)	02/26/26	(0.25)%	1D P TONA	Monthly	15,606
Rakuten Bank Ltd.	Bank of America N.A.	(1,458,981)	02/15/28	(0.15)%	1D P TONA	Monthly	(94,331)
Rakuten Bank Ltd.	Bank of America N.A.	(170,128)	03/15/28	(0.15)%	1D P TONA	Monthly	(11,000)
Rakuten Bank Ltd.	Barclays Bank PLC	(15,172,926)	05/12/27	(0.16)%	1D P TONA	Monthly	(157,108)
Rakuten Bank Ltd.	Barclays Bank PLC	(11,099,081)	09/09/27	(0.16)%	1D P TONA	Monthly	(141,846)
Rakuten Bank Ltd.	Citibank N.A.	(239,029)	02/26/26	(0.15)%	1D P TONA	Monthly	(2,475)
Ramaco Resources, Inc., Class A	Barclays Bank PLC	(6,360,369)	12/23/25	(0.15)%	1D OBFR01	Monthly	1,511,027
Ramelius Resources Ltd.	Barclays Bank PLC	(556,289)	09/09/27	(0.25)%	1D AONIA	Monthly	20,684
Ramsay Health Care Ltd.	BNP Paribas SA	(2,157,278)	03/22/27	(0.25)%	1D AONIA	Monthly	(26,825)
Randstad NV	Barclays Bank PLC	(7,935,679)	08/17/26	(0.26)%	1D ESTR	Monthly	139,712
Randstad NV	Barclays Bank PLC	(13,741,020)	12/10/26	(0.26)%	1D ESTR	Monthly	241,918
Randstad NV	Morgan Stanley & Co. International PLC	(5,932,675)	01/04/27	(0.26)%	1D ESTR	Monthly	107,852
Randstad NV	Morgan Stanley & Co. International PLC	(6,132,705)	01/06/27	(0.26)%	1D ESTR	Monthly	107,970
Randstad NV	SG Americas Securities LLC	(9,358,155)	12/08/25	(0.26)%	1D ESTR	Monthly	929,451
Raymond James Financial, Inc.	SG Americas Securities LLC	(35,838)	12/08/25	(0.15)%	1D OBFR01	Monthly	1,406
Raymond James Financial, Inc.	UBS AG	(10,770,802)	04/18/28	0.00%	1D OBFR01	Monthly	330,316

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
RB Global, Inc.	Goldman Sachs Bank USA	$ (2,702,203)	08/18/26	(0.15)%	1D CORRA	Monthly	$ 156,930
RB Global, Inc.	Morgan Stanley & Co. International PLC	(28,628,207)	01/04/27	(0.20)%	CABROVER	Monthly	153,464
RB Global, Inc.	Morgan Stanley & Co. International PLC	(27,418,190)	01/06/27	(0.20)%	CABROVER	Monthly	146,978
RB Global, Inc.	SG Americas Securities LLC	(5,362,480)	12/08/25	(0.20)%	CABROVER	Monthly	304,579
RB Global, Inc.	UBS AG	(105)	04/18/28	0.00%	1D OBFR01	Monthly	6
Realty Income Corp.	SG Americas Securities LLC	(36,959,623)	12/08/25	(0.15)%	1D OBFR01	Monthly	640,835
Red Cat Holdings, Inc.	SG Americas Securities LLC	(222,256)	12/08/25	(3.75)%	1D OBFR01	Monthly	(3,757)
Red Rock Resorts, Inc., Class A	Barclays Bank PLC	(1,075,455)	12/23/25	(0.15)%	1D OBFR01	Monthly	105,693
Redwire Corp.	Barclays Bank PLC	(3,376,628)	12/23/25	(3.38)%	1D OBFR01	Monthly	(101,652)
Redwire Corp.	BNP Paribas SA	(932,987)	04/16/26	(3.49)%	1D OBFR01	Monthly	111,666
Redwood Trust, Inc.	Bank of America N.A.	(972,728)	02/15/28	(0.15)%	1D OBFR01	Monthly	63,364
Redwood Trust, Inc.	UBS AG	(146,953)	04/21/28	0.00%	1D OBFR01	Monthly	9,573
Reliance Worldwide Corp. Ltd.	Barclays Bank PLC	(1,070,443)	05/12/27	(0.25)%	1D AONIA	Monthly	(46,961)
Reliance Worldwide Corp. Ltd.	BNP Paribas SA	(1,545,711)	03/22/27	(0.25)%	1D AONIA	Monthly	(58,244)
Relo Group, Inc.	Barclays Bank PLC	(16,027,244)	05/12/27	(0.20)%	1D P TONA	Monthly	308,405
Remy Cointreau SA	Barclays Bank PLC	(1,960,415)	12/10/26	(0.26)%	1D ESTR	Monthly	291,790
Remy Cointreau SA	UBS AG	(818,683)	04/24/28	0.00%	1D ESTR	Monthly	24,329
RenaissanceRe Holdings Ltd.	SG Americas Securities LLC	(3,891,131)	12/08/25	(0.15)%	1D OBFR01	Monthly	110,017
Renasant Corp.	SG Americas Securities LLC	(13,711,735)	12/08/25	(0.14)%	1D OBFR01	Monthly	942,424
Renault SA	Barclays Bank PLC	(15,027,608)	12/10/26	0.00%	1D ESTR	Monthly	667,507
Renault SA	UBS AG	(2,152,998)	04/18/28	0.00%	1D ESTR	Monthly	30,043
Renault SA	UBS AG	(14,310,077)	09/03/29	0.00%	1D ESTR	Monthly	199,685
Renew Holdings PLC	Bank of America N.A.	(214,721)	02/15/28	(0.25)%	1D SONIA	Monthly	4,317
Renew Holdings PLC	Morgan Stanley & Co. International PLC	(635,801)	01/04/27	(0.25)%	1D SONIA	Monthly	6,793
Renew Holdings PLC	SG Americas Securities LLC	(879,086)	12/08/25	(0.25)%	1D SONIA	Monthly	(21,394)
Rengo Co. Ltd.	Bank of America N.A.	(3,872,331)	02/15/28	0.00%	1D P TONA	Monthly	(86,445)
Rengo Co. Ltd.	Barclays Bank PLC	(13,645,225)	05/12/27	(0.16)%	1D P TONA	Monthly	(75,896)
Rengo Co. Ltd.	Citibank N.A.	(2,094,792)	02/26/26	(0.15)%	1D P TONA	Monthly	(11,886)
Renishaw PLC	SG Americas Securities LLC	(5,862,264)	12/08/25	(0.11)%	1D SONIA	Monthly	240,464
RENOVA, Inc.	Barclays Bank PLC	(3,149,504)	05/12/27	(0.45)%	1D P TONA	Monthly	256,744
RENOVA, Inc.	BNP Paribas SA	(150,659)	03/24/27	(0.25)%	1D TONA	Monthly	18,317
RENOVA, Inc.	UBS AG	(609,954)	04/03/28	0.00%	1D P TONA	Monthly	74,158
Rentokil Initial PLC	BNP Paribas SA	(2,941,940)	08/17/26	(0.25)%	1D SONIA	Monthly	(85,225)
Rentokil Initial PLC	BNP Paribas SA	(478,413)	03/22/27	(0.25)%	1D SONIA	Monthly	(22,723)
Rentokil Initial PLC	Goldman Sachs Bank USA	(7,309,878)	08/19/26	0.09%	1D SONIA	Monthly	(347,198)
Rentokil Initial PLC	Goldman Sachs Bank USA	(5,541,490)	08/19/26	0.09%	1D SONIA	Monthly	(263,204)
Rentokil Initial PLC	UBS AG	(28,006,407)	04/18/28	0.00%	1D SONIA	Monthly	(1,330,222)
Rentokil Initial PLC	UBS AG	(31,913,261)	09/03/29	0.00%	1D SONIA	Monthly	(1,515,786)
Repligen Corp.	BNP Paribas SA	(8,052,758)	04/16/26	(0.15)%	1D OBFR01	Monthly	249,318
Resideo Technologies, Inc.	Barclays Bank PLC	(5,120,021)	12/23/25	(0.15)%	1D OBFR01	Monthly	(160,386)
Resideo Technologies, Inc.	SG Americas Securities LLC	(5,907,780)	12/08/25	(0.15)%	1D OBFR01	Monthly	(103,266)
Resonac Holdings Corp.	Bank of America N.A.	(5,658,322)	02/15/28	(0.15)%	1D P TONA	Monthly	(68,757)
Resonac Holdings Corp.	Bank of America N.A.	(2,917,693)	03/15/28	(0.15)%	1D P TONA	Monthly	(35,454)
Resonac Holdings Corp.	Barclays Bank PLC	(5,075,880)	05/12/27	(0.20)%	1D P TONA	Monthly	(140,827)
Resonac Holdings Corp.	Barclays Bank PLC	(11,425,468)	09/09/27	(0.20)%	1D P TONA	Monthly	(316,992)
Restaurant Brands International, Inc.	Morgan Stanley & Co. International PLC	(2,749,084)	01/04/27	(0.20)%	CABROVER	Monthly	73,200
REX American Resources Corp.	Barclays Bank PLC	(160,174)	12/23/25	(0.15)%	1D OBFR01	Monthly	(3,788)
Rexel SA	Bank of America N.A.	(10,459,775)	02/15/28	(0.26)%	1D ESTR	Monthly	(462,114)
Rexel SA	Barclays Bank PLC	(26,536,741)	08/17/26	(0.26)%	1D ESTR	Monthly	(1,047,272)
Rexel SA	Barclays Bank PLC	(10,360,019)	12/10/26	(0.26)%	1D ESTR	Monthly	(42,474)
Rexel SA	Citibank N.A.	(7,365,268)	07/06/26	0.00%	1D ESTR	Monthly	(293,498)
Rexel SA	Morgan Stanley & Co. International PLC	(1,179,760)	01/06/27	(0.26)%	1D ESTR	Monthly	(38,303)
Rexel SA	UBS AG	(10,093,525)	04/18/28	0.00%	1D ESTR	Monthly	(445,933)
Rexford Industrial Realty, Inc.	SG Americas Securities LLC	(20,342,174)	12/08/25	(0.15)%	1D OBFR01	Monthly	83,349
Reynolds Consumer Products, Inc.	Goldman Sachs Bank USA	(715,976)	08/18/26	(0.15)%	1D FEDL01	Monthly	(20,181)
Reynolds Consumer Products, Inc.	SG Americas Securities LLC	(22,318,607)	12/08/25	(0.15)%	1D OBFR01	Monthly	(380,801)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Rheinmetall AG	Barclays Bank PLC	$ (21,277,778)	12/10/26	(0.26)%	1D ESTR	Monthly	$ 731,403
Rheinmetall AG	Morgan Stanley & Co. International PLC	(4,942,033)	01/06/27	(0.26)%	1D ESTR	Monthly	176,972
Rhythm Pharmaceuticals, Inc.	Barclays Bank PLC	(4,321,660)	12/23/25	(0.15)%	1D OBFR01	Monthly	(173,338)
Rhythm Pharmaceuticals, Inc.	BNP Paribas SA	(977,152)	04/16/26	(0.15)%	1D OBFR01	Monthly	(39,408)
Rhythm Pharmaceuticals, Inc.	Morgan Stanley & Co. International PLC	(1,482,856)	01/06/27	(0.15)%	1D FEDL01	Monthly	(62,346)
Rhythm Pharmaceuticals, Inc.	SG Americas Securities LLC	(2,324,935)	12/08/25	(0.15)%	1D OBFR01	Monthly	(313,842)
Rigaku Holdings Corp.	Bank of America N.A.	(1,602,492)	02/15/28	0.00%	1D P TONA	Monthly	(154,087)
Rigaku Holdings Corp.	Barclays Bank PLC	(16,227,649)	05/12/27	(0.20)%	1D P TONA	Monthly	(157,700)
Rigaku Holdings Corp.	Morgan Stanley & Co. International PLC	(1,051,110)	01/06/27	(0.25)%	1D P TONA	Monthly	(10,263)
Rigaku Holdings Corp.	UBS AG	(168,844)	04/03/28	(0.25)%	1D P TONA	Monthly	(796)
Riken Keiki Co. Ltd.	Bank of America N.A.	(374,528)	02/15/28	(0.25)%	1D P TONA	Monthly	7,835
Riken Keiki Co. Ltd.	Barclays Bank PLC	(1,369,345)	05/12/27	(0.20)%	1D P TONA	Monthly	21,007
Riken Keiki Co. Ltd.	Goldman Sachs Bank USA	(448,968)	08/19/26	(0.25)%	1D P TONA	Monthly	9,392
Riken Keiki Co. Ltd.	UBS AG	(2,281)	04/03/28	(0.25)%	1D P TONA	Monthly	3
Riley Exploration Permian, Inc.	Bank of America N.A.	(254,401)	02/15/28	(0.15)%	1D OBFR01	Monthly	16,032
Riley Exploration Permian, Inc.	UBS AG	(849,123)	04/21/28	0.00%	1D OBFR01	Monthly	53,510
Rio Tinto Ltd.	Barclays Bank PLC	(127,685)	09/09/27	0.00%	1D AONIA	Monthly	137
Rio Tinto PLC	Citibank N.A.	(13,110,058)	07/06/26	0.00%	1D SONIA	Monthly	(711,677)
Rio Tinto PLC	Morgan Stanley & Co. International PLC	(5,580,290)	01/04/27	(0.25)%	1D SONIA	Monthly	(179,553)
Rio Tinto PLC	SG Americas Securities LLC	(29,356,973)	12/08/25	0.10%	1D SONIA	Monthly	(1,931,366)
Robinhood Markets, Inc., Class A	UBS AG	(13,848,707)	04/18/28	0.00%	1D OBFR01	Monthly	(1,303,833)
Roche Holding AG	SG Americas Securities LLC	(28,840,682)	12/08/25	0.09%	SSARON	Monthly	2,936,786
Rocket Cos, Inc., Class A	BNP Paribas SA	(9,465,533)	04/16/26	(0.15)%	1D OBFR01	Monthly	39,605
Rocket Lab Corp.	Morgan Stanley & Co. International PLC	(860,992)	01/06/27	(0.15)%	1D FEDL01	Monthly	(34,332)
Rocket Lab Corp.	SG Americas Securities LLC	(2,591,566)	12/08/25	(0.15)%	1D OBFR01	Monthly	92,457
Rockwool A/S, Class B	BNP Paribas SA	(5,826,958)	08/17/26	(0.25)%	DESTR	Monthly	249,602
Rogers Communications, Inc., Class B	Morgan Stanley & Co. International PLC	(7,484,524)	01/04/27	(0.20)%	CABROVER	Monthly	(379,671)
Rogers Communications, Inc., Class B	Morgan Stanley & Co. International PLC	(2,500,540)	01/06/27	(0.20)%	CABROVER	Monthly	(126,846)
Rogers Sugar, Inc.	Bank of America N.A.	(410,709)	02/15/28	(1.97)%	CABROVER	Monthly	2,641
Rogers Sugar, Inc.	BNP Paribas SA	(510,306)	05/18/26	(0.20)%	CABROVER	Monthly	3,282
Rogers Sugar, Inc.	Citibank N.A.	(306,373)	02/24/28	(1.06)%	1D CORRA	Monthly	6,787
Rogers Sugar, Inc.	SG Americas Securities LLC	(122,723)	12/08/25	(1.00)%	CABROVER	Monthly	3,097
Rollins, Inc.	Bank of America N.A.	(2,422,473)	02/15/28	(0.15)%	1D OBFR01	Monthly	(68,756)
Rollins, Inc.	BNP Paribas SA	(7,222,732)	04/16/26	(0.15)%	1D OBFR01	Monthly	(206,768)
Root, Inc., Class A	SG Americas Securities LLC	(4,310,596)	12/08/25	(0.15)%	1D OBFR01	Monthly	64,696
Roper Technologies, Inc.	UBS AG	(14,320,943)	04/18/28	0.00%	1D OBFR01	Monthly	1,458,884
Rorze Corp.	Barclays Bank PLC	(19,998,772)	05/12/27	(0.17)%	1D P TONA	Monthly	(388,000)
Round One Corp.	Barclays Bank PLC	(232,618)	05/12/27	(0.15)%	1D P TONA	Monthly	8,596
Royal Caribbean Cruises Ltd.	Barclays Bank PLC	(7,009,869)	12/23/25	(0.15)%	1D OBFR01	Monthly	686,702
Royal Caribbean Cruises Ltd.	SG Americas Securities LLC	(30,097,531)	12/08/25	(0.15)%	1D OBFR01	Monthly	2,096,899
Royal Gold, Inc.	Morgan Stanley & Co. International PLC	(1,054,513)	01/04/27	(0.15)%	CABROVER	Monthly	73,067
Royal Unibrew A/S	Bank of America N.A.	(6,037,702)	02/15/28	(0.26)%	1W CIBOR	Monthly	16,228
Royal Unibrew A/S	BNP Paribas SA	(2,049,727)	06/17/26	(0.25)%	DESTR	Monthly	5,509
RS Group PLC	SG Americas Securities LLC	(8,748,055)	12/08/25	(0.14)%	1D SONIA	Monthly	60,505
RTL Group	Barclays Bank PLC	(989,906)	12/10/26	(0.26)%	1D ESTR	Monthly	28,761
RTL Group	Goldman Sachs Bank USA	(11,975)	08/19/26	(0.35)%	1D ESTR	Monthly	314
RTL Group	UBS AG	(1,252,897)	04/24/28	0.00%	1D ESTR	Monthly	32,866
Rumble, Inc., Class A	Barclays Bank PLC	(3,024,702)	12/23/25	(1.38)%	1D OBFR01	Monthly	34,867
Rumble, Inc., Class A	BNP Paribas SA	(361,928)	04/16/26	(1.42)%	1D OBFR01	Monthly	51,575
Rumble, Inc., Class A	Morgan Stanley & Co. International PLC	(2,701,728)	01/04/27	(1.47)%	1D FEDL01	Monthly	31,144
Rumble, Inc., Class A	SG Americas Securities LLC	(173,244)	12/08/25	(1.25)%	1D OBFR01	Monthly	27,956

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Rush Enterprises, Inc., Class A	Morgan Stanley & Co. International PLC	$ (12,179,104)	01/04/27	(0.15)%	1D FEDL01	Monthly	$ 424,168
RWE AG	SG Americas Securities LLC	(25,540,329)	12/08/25	(0.05)%	1D ESTR	Monthly	(1,089,048)
RWE AG	SG Americas Securities LLC	(48,061,391)	12/08/25	(0.08)%	1D ESTR	Monthly	(2,412,097)
Ryan Specialty Holdings, Inc., Class A	Barclays Bank PLC	(10,120,978)	12/23/25	(0.15)%	1D OBFR01	Monthly	(349,658)
Ryan Specialty Holdings, Inc., Class A	SG Americas Securities LLC	(20,494,647)	12/08/25	(0.15)%	1D OBFR01	Monthly	1,227,077
Ryanair Holdings PLC	Bank of America N.A.	(696,809)	02/15/28	(0.26)%	1D ESTR	Monthly	(37,345)
Ryanair Holdings PLC	Barclays Bank PLC	(98,105)	12/10/26	(0.26)%	1D ESTR	Monthly	(1,229)
Ryanair Holdings PLC	BNP Paribas SA	(8,974,181)	08/17/26	(0.26)%	1D ESTR	Monthly	(375,624)
Ryanair Holdings PLC	JPMorgan Chase Bank N.A.	(1,500,637)	02/10/26	(0.26)%	1D ESTR	Monthly	(37,243)
Ryanair Holdings PLC	UBS AG	(3,198,613)	04/18/28	0.00%	1D ESTR	Monthly	(171,426)
Ryanair Holdings PLC	UBS AG	(790,729)	09/03/29	0.00%	1D ESTR	Monthly	(40,155)
Ryman Hospitality Properties, Inc.	Bank of America N.A.	(16,473,502)	02/15/28	(0.15)%	1D OBFR01	Monthly	635,979
Ryman Hospitality Properties, Inc.	Morgan Stanley & Co. International PLC	(11,188,921)	01/06/27	(0.15)%	1D FEDL01	Monthly	256,512
Sable Offshore Corp., Class A	Barclays Bank PLC	(946,203)	12/23/25	(0.15)%	1D OBFR01	Monthly	108,869
Sable Offshore Corp., Class A	BNP Paribas SA	(1,428,585)	04/16/26	(0.15)%	1D OBFR01	Monthly	371,048
Sable Offshore Corp., Class A	SG Americas Securities LLC	(6,639,759)	12/08/25	(0.15)%	1D OBFR01	Monthly	3,154,968
Sable Offshore Corp., Class A	UBS AG	(1,313,954)	04/21/28	0.00%	1D OBFR01	Monthly	332,565
Sagax AB, Class B	BNP Paribas SA	(225,016)	11/17/25	(0.25)%	1D STIBOR	Monthly	4,963
Sagax AB, Class B	SG Americas Securities LLC	(6,238,878)	12/08/25	(0.26)%	1D STIBOR	Monthly	(415,705)
Sagax AB, Class B	UBS AG	(3,876,076)	04/18/28	0.00%	TN STIBOR	Monthly	85,485
Saia, Inc.	BNP Paribas SA	(713,398)	04/16/26	(0.15)%	1D OBFR01	Monthly	13,445
Salmar ASA	BNP Paribas SA	(6,393,486)	08/17/26	(0.25)%	NOWA	Monthly	348,553
Salmar ASA	UBS AG	(2,445,031)	09/03/29	0.00%	NOWA	Monthly	159,109
Samsara, Inc., Class A	UBS AG	(5,895,506)	04/18/28	0.00%	1D OBFR01	Monthly	(384,591)
Sandoz Group AG	Barclays Bank PLC	(35,739,357)	11/09/26	(0.26)%	SSARON	Monthly	(4,071,887)
Sandoz Group AG	SG Americas Securities LLC	(30,495,425)	12/08/25	(0.26)%	SSARON	Monthly	(3,215,493)
Sangetsu Corp.	Bank of America N.A.	(1,505,574)	02/15/28	0.00%	1D P TONA	Monthly	(11,805)
Sangetsu Corp.	Barclays Bank PLC	(1,298,067)	05/12/27	(0.15)%	1D P TONA	Monthly	21,200
Sangetsu Corp.	BNP Paribas SA	(54,325)	03/24/27	(0.15)%	1D TONA	Monthly	(426)
Sangetsu Corp.	Morgan Stanley & Co. International PLC	(413,704)	01/06/27	(0.25)%	1D P TONA	Monthly	8,940
Sanken Electric Co. Ltd.	Bank of America N.A.	(1,106,050)	02/15/28	0.00%	1D P TONA	Monthly	(76,318)
Sanken Electric Co. Ltd.	Barclays Bank PLC	(4,068,968)	05/12/27	(0.20)%	1D P TONA	Monthly	36,420
Sanlorenzo SpA	Bank of America N.A.	(279,658)	02/15/28	(0.26)%	1D ESTR	Monthly	1,474
Sanlorenzo SpA	BNP Paribas SA	(1,008,143)	03/17/27	(0.26)%	1D ESTR	Monthly	5,315
Sansan, Inc.	Bank of America N.A.	(1,224,181)	02/15/28	0.00%	1D P TONA	Monthly	(53,338)
Sansan, Inc.	Barclays Bank PLC	(1,623,840)	05/12/27	(0.15)%	1D P TONA	Monthly	1,874
Sanyo Denki Co. Ltd.	Barclays Bank PLC	(2,300,467)	05/12/27	(0.20)%	1D P TONA	Monthly	(200,376)
Sapporo Holdings Ltd.	Barclays Bank PLC	(6,659,718)	05/12/27	(0.20)%	1D P TONA	Monthly	277,822
Saputo, Inc.	Morgan Stanley & Co. International PLC	(6,817,735)	01/06/27	(0.20)%	CABROVER	Monthly	251,863
Sartorius Stedim Biotech	Goldman Sachs Bank USA	(1,650,596)	08/19/26	(0.18)%	1D ESTR	Monthly	(191,248)
Sartorius Stedim Biotech	Goldman Sachs Bank USA	(2,010,679)	08/19/26	(0.18)%	1D ESTR	Monthly	(232,969)
Sartorius Stedim Biotech	Morgan Stanley & Co. International PLC	(2,737,754)	01/04/27	(0.26)%	1D ESTR	Monthly	26,051
Sartorius Stedim Biotech	Morgan Stanley & Co. International PLC	(1,282,876)	01/06/27	(0.26)%	1D ESTR	Monthly	11,452
Sartorius Stedim Biotech	UBS AG	(16,867,390)	04/18/28	0.00%	1D ESTR	Monthly	(171,039)
Sartorius Stedim Biotech	UBS AG	(15,301,845)	09/03/29	0.00%	1D ESTR	Monthly	(621,099)
Saul Centers, Inc.	Morgan Stanley & Co. International PLC	(235,705)	01/04/27	(0.15)%	1D FEDL01	Monthly	9,840
SBI Holdings, Inc.	Barclays Bank PLC	(847,120)	09/09/27	(0.20)%	1D P TONA	Monthly	(24,277)
SBM Offshore NV	SG Americas Securities LLC	(653,424)	12/08/25	0.10%	1D ESTR	Monthly	(35,977)
Scandic Hotels Group AB	Barclays Bank PLC	(4,030,374)	01/18/27	(0.26)%	1D STIBOR	Monthly	(257,336)
Scandic Hotels Group AB	BNP Paribas SA	(531,224)	11/17/25	(0.25)%	1D STIBOR	Monthly	(19,140)
Scandinavian Tobacco Group A/S, Class A	Bank of America N.A.	(957,661)	02/15/28	(0.26)%	1W CIBOR	Monthly	9,947
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Scandinavian Tobacco Group A/S, Class A	Barclays Bank PLC	$ (1,828,194)	02/19/27	(0.26)%	DESTR	Monthly	$ 16,902
Scandinavian Tobacco Group A/S, Class A	BNP Paribas SA	(2,562,931)	06/17/26	(0.25)%	DESTR	Monthly	26,620
Scatec ASA	BNP Paribas SA	(4,049,068)	03/17/27	(0.25)%	NOWA	Monthly	(81,213)
Scatec ASA	SG Americas Securities LLC	(1,464,569)	12/08/25	(0.28)%	NOWA	Monthly	(55,508)
Scentre Group	BNP Paribas SA	(13,018,053)	09/07/26	(0.25)%	1D AONIA	Monthly	(31,650)
Schneider Electric SE	Barclays Bank PLC	(618,980)	08/17/26	0.00%	1D ESTR	Monthly	19,203
Schneider Electric SE	JPMorgan Chase Bank N.A.	(18,971,027)	02/10/26	0.00%	1D ESTR	Monthly	122,352
Schneider Electric SE	JPMorgan Chase Bank N.A.	(50,053,605)	02/10/26	0.00%	1D ESTR	Monthly	322,815
Schneider Electric SE	UBS AG	(10,605,398)	04/18/28	0.00%	1D ESTR	Monthly	(6,241)
Schneider Electric SE	UBS AG	(40,898,971)	09/03/29	0.00%	1D ESTR	Monthly	(24,069)
Schott Pharma AG & Co. KGaA	Barclays Bank PLC	(606,290)	12/10/26	(0.65)%	1D ESTR	Monthly	18,700
Scotts Miracle-Gro Co.	Morgan Stanley & Co. International PLC	(262,668)	01/04/27	(0.15)%	1D FEDL01	Monthly	3,150
SCREEN Holdings Co. Ltd.	Barclays Bank PLC	(13,713,289)	05/12/27	(0.20)%	1D P TONA	Monthly	(1,435,379)
SCREEN Holdings Co. Ltd.	Barclays Bank PLC	(12,229,258)	09/09/27	(0.20)%	1D P TONA	Monthly	(1,288,890)
SCREEN Holdings Co. Ltd.	Citibank N.A.	(3,029,281)	02/26/26	(0.19)%	1D P TONA	Monthly	(317,077)
SCREEN Holdings Co. Ltd.	SG Americas Securities LLC	(323,542)	12/08/25	(0.25)%	1D P TONA	Monthly	1,230
SCSK Corp.	Bank of America N.A.	(1,455,428)	02/15/28	0.00%	1D P TONA	Monthly	(492,143)
SCSK Corp.	Barclays Bank PLC	(6,133,219)	05/12/27	(0.15)%	1D P TONA	Monthly	(1,921,639)
SCSK Corp.	Barclays Bank PLC	(6,477,373)	09/09/27	(0.15)%	1D P TONA	Monthly	(2,029,468)
SCSK Corp.	JPMorgan Chase Bank N.A.	(1,143,070)	02/10/26	(0.15)%	1D P TONA	Monthly	(323,120)
SCSK Corp.	Morgan Stanley & Co. International PLC	(36,374)	01/07/27	(0.25)%	1D P TONA	Monthly	(11,397)
Sealed Air Corp.	Morgan Stanley & Co. International PLC	(10,511,957)	01/06/27	(0.15)%	1D FEDL01	Monthly	268,989
SEB SA	Morgan Stanley & Co. International PLC	(8,390,561)	01/04/27	(0.26)%	1D ESTR	Monthly	382,694
Secure Waste Infrastructure Corp.	Morgan Stanley & Co. International PLC	(2,894,593)	01/04/27	(0.20)%	CABROVER	Monthly	138,586
Sega Sammy Holdings, Inc.	Bank of America N.A.	(2,888,144)	02/15/28	0.00%	1D P TONA	Monthly	58,928
Sega Sammy Holdings, Inc.	BNP Paribas SA	(995,456)	03/24/27	(0.25)%	1D TONA	Monthly	20,311
Segro PLC	Morgan Stanley & Co. International PLC	(338,344)	01/04/27	(0.25)%	1D SONIA	Monthly	3,131
Seibu Holdings, Inc.	Bank of America N.A.	(1,306,630)	02/15/28	0.00%	1D P TONA	Monthly	27,242
Seibu Holdings, Inc.	Barclays Bank PLC	(15,261,921)	05/12/27	(0.20)%	1D P TONA	Monthly	85,001
Seibu Holdings, Inc.	Barclays Bank PLC	(17,538,131)	09/09/27	(0.20)%	1D P TONA	Monthly	97,678
Seibu Holdings, Inc.	Citibank N.A.	(837,674)	02/26/26	(0.15)%	1D P TONA	Monthly	4,665
Seibu Holdings, Inc.	JPMorgan Chase Bank N.A.	(480,825)	02/10/26	(0.15)%	1D P TONA	Monthly	23,901
Seibu Holdings, Inc.	SG Americas Securities LLC	(1,472,065)	12/08/25	(0.25)%	1D P TONA	Monthly	73,174
Sekisui Chemical Co., Ltd.	Barclays Bank PLC	(15,707,001)	05/12/27	(0.18)%	1D P TONA	Monthly	865,287
Sekisui Chemical Co., Ltd.	Barclays Bank PLC	(5,575,463)	09/09/27	(0.18)%	1D P TONA	Monthly	307,148
Sekisui Chemical Co., Ltd.	Citibank N.A.	(2,497,133)	02/26/26	(0.21)%	1D P TONA	Monthly	137,565
Sekisui House Reit, Inc.	Barclays Bank PLC	(6,257,617)	05/12/27	(0.20)%	1D P TONA	Monthly	187,098
Select Water Solutions, Inc., Class A	UBS AG	(2,454,392)	04/21/28	0.00%	1D OBFR01	Monthly	(10,662)
Sembcorp Industries Ltd.	Bank of America N.A.	(7,473,835)	02/15/28	(0.30)%	SORA	Monthly	(226,371)
Sembcorp Industries Ltd.	Bank of America N.A.	(12,636,656)	02/15/28	(0.30)%	SORA	Monthly	(382,745)
Sembcorp Industries Ltd.	Barclays Bank PLC	(14,691,374)	02/22/27	(0.30)%	SORA	Monthly	(186,439)
Sembcorp Industries Ltd.	Barclays Bank PLC	(9,270,643)	09/09/27	(0.30)%	SORA	Monthly	(113,107)
Sembcorp Industries Ltd.	BNP Paribas SA	(1,292,164)	09/07/26	(1.25)%	SORA	Monthly	(39,138)
Sembcorp Industries Ltd.	Morgan Stanley & Co. International PLC	(6,005,690)	01/06/27	(0.63)%	SORA	Monthly	(76,110)
Sembcorp Industries Ltd.	Morgan Stanley & Co. International PLC	(5,605,313)	01/07/27	(0.34)%	SORA	Monthly	(71,134)
Semler Scientific, Inc.	BNP Paribas SA	(665,684)	04/16/26	(6.50)%	1D OBFR01	Monthly	(25,875)
Semler Scientific, Inc.	Citibank N.A.	(155,682)	06/25/26	(1.28)%	1D OBFR01	Monthly	(27,156)
Semler Scientific, Inc.	Morgan Stanley & Co. International PLC	(2,349,316)	01/04/27	(6.02)%	1D FEDL01	Monthly	(409,801)
Sempra	SG Americas Securities LLC	(42,341,169)	12/08/25	(0.15)%	1D OBFR01	Monthly	614,292
Semtech Corp.	BNP Paribas SA	(15,141,150)	04/16/26	(0.15)%	1D OBFR01	Monthly	418,719

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Senior PLC	Morgan Stanley & Co. International PLC	$ (1,192,144)	01/04/27	(0.25)%	1D SONIA	Monthly	$ (3,765)
Senior PLC	SG Americas Securities LLC	(910,921)	12/08/25	(0.25)%	1D SONIA	Monthly	38,451
Sensata Technologies Holding PLC	Morgan Stanley & Co. International PLC	(164,067)	01/04/27	(0.15)%	1D FEDL01	Monthly	(1,194)
Sensient Technologies Corp.	Barclays Bank PLC	(9,311,897)	12/23/25	(0.15)%	1D OBFR01	Monthly	137,197
Serica Energy PLC	Bank of America N.A.	(303,113)	02/15/28	(0.25)%	1D SONIA	Monthly	(58,431)
Serica Energy PLC	SG Americas Securities LLC	(1,781,741)	12/08/25	(0.25)%	1D SONIA	Monthly	(258,095)
Service Corp. International	Morgan Stanley & Co. International PLC	(21,323,142)	01/06/27	(0.15)%	1D FEDL01	Monthly	(355,887)
Servisfirst Bancshares, Inc.	BNP Paribas SA	(826,924)	04/16/26	(0.15)%	1D OBFR01	Monthly	71,592
Seven Bank Ltd.	Barclays Bank PLC	(931,365)	05/12/27	(0.20)%	1D P TONA	Monthly	14,148
Severn Trent PLC	BNP Paribas SA	(3,520,956)	08/17/26	(0.25)%	1D SONIA	Monthly	(88,996)
Sezzle, Inc.	Barclays Bank PLC	(653,689)	12/23/25	(0.15)%	1D OBFR01	Monthly	74,096
Sezzle, Inc.	BNP Paribas SA	(4,253,809)	04/16/26	(0.15)%	1D OBFR01	Monthly	678,515
Sezzle, Inc.	UBS AG	(2,493,418)	04/21/28	0.00%	1D OBFR01	Monthly	397,719
SFS Group AG	Bank of America N.A.	(669,787)	02/15/28	(0.26)%	SSARON	Monthly	382
SFS Group AG	SG Americas Securities LLC	(4,552,326)	12/08/25	(0.26)%	SSARON	Monthly	60,560
SG Holdings Co. Ltd.	Bank of America N.A.	(2,617,589)	02/15/28	0.00%	1D P TONA	Monthly	27,428
SG Holdings Co. Ltd.	Bank of America N.A.	(592,627)	03/15/28	0.00%	1D P TONA	Monthly	6,210
SG Holdings Co. Ltd.	Barclays Bank PLC	(24,107,240)	05/12/27	(0.20)%	1D P TONA	Monthly	1,042,123
SG Holdings Co. Ltd.	Barclays Bank PLC	(36,823,727)	09/09/27	(0.20)%	1D P TONA	Monthly	1,591,840
SG Holdings Co. Ltd.	BNP Paribas SA	(39,013)	03/24/27	(0.25)%	1D TONA	Monthly	409
SG Holdings Co. Ltd.	Goldman Sachs Bank USA	(386,415)	08/19/26	(0.25)%	1D P TONA	Monthly	4,049
SG Holdings Co. Ltd.	JPMorgan Chase Bank N.A.	(1,203,876)	02/10/26	(0.15)%	1D P TONA	Monthly	51,263
SG Holdings Co. Ltd.	SG Americas Securities LLC	(845,785)	12/08/25	(0.25)%	1D P TONA	Monthly	36,015
SG Holdings Co. Ltd.	UBS AG	(319,535)	04/18/28	0.00%	1D P TONA	Monthly	3,348
Shake Shack, Inc., Class A	UBS AG	(419,388)	04/21/28	0.00%	1D OBFR01	Monthly	(28,033)
SharkNinja, Inc.	BNP Paribas SA	(7,133,430)	04/16/26	(0.15)%	1D OBFR01	Monthly	700,239
Shenandoah Telecommunications Co.	UBS AG	(2,708,609)	04/21/28	0.00%	1D OBFR01	Monthly	258,531
Sherwin-Williams Co.	Barclays Bank PLC	(11,270,427)	12/23/25	0.20%	1D OBFR01	Monthly	(375,782)
Shibaura Mechatronics Corp.	Bank of America N.A.	(2,210,531)	02/15/28	(0.15)%	1D P TONA	Monthly	(86,350)
Shibaura Mechatronics Corp.	Barclays Bank PLC	(2,108,961)	05/12/27	(0.20)%	1D P TONA	Monthly	(164,363)
Shibaura Mechatronics Corp.	JPMorgan Chase Bank N.A.	(416,021)	02/10/26	(0.15)%	1D P TONA	Monthly	(90,471)
Shibaura Mechatronics Corp.	Morgan Stanley & Co. International PLC	(819,544)	01/06/27	(0.25)%	1D P TONA	Monthly	(63,872)
Shift4 Payments, Inc., Class A	Morgan Stanley & Co. International PLC	(2,147,183)	01/06/27	(0.37)%	1D FEDL01	Monthly	179,145
Shift4 Payments, Inc., Class A	UBS AG	(5,359,926)	04/18/28	0.00%	1D OBFR01	Monthly	455,001
Shiga Bank Ltd.	Bank of America N.A.	(147,174)	02/15/28	(0.25)%	1D P TONA	Monthly	(2,285)
Shiga Bank Ltd.	Barclays Bank PLC	(4,681,396)	05/12/27	(0.20)%	1D P TONA	Monthly	(64,929)
Shimano, Inc.	Bank of America N.A.	(246,538)	02/15/28	(0.15)%	1D P TONA	Monthly	16,053
Shimano, Inc.	Barclays Bank PLC	(3,605,704)	05/12/27	(0.20)%	1D P TONA	Monthly	357,963
Shimano, Inc.	Barclays Bank PLC	(8,030,391)	09/09/27	(0.20)%	1D P TONA	Monthly	675,829
Shin Nippon Biomedical Laboratories Ltd.	Bank of America N.A.	(1,119,164)	02/15/28	(0.25)%	1D P TONA	Monthly	112,751
Shin Nippon Biomedical Laboratories Ltd.	Barclays Bank PLC	(5,998,796)	05/12/27	(0.20)%	1D P TONA	Monthly	506,088
Shin Nippon Biomedical Laboratories Ltd.	BNP Paribas SA	(360,783)	03/24/27	(0.55)%	1D TONA	Monthly	36,347
Shin Nippon Biomedical Laboratories Ltd.	JPMorgan Chase Bank N.A.	(635,972)	02/10/26	(0.51)%	1D P TONA	Monthly	78,850
Shin Nippon Biomedical Laboratories Ltd.	SG Americas Securities LLC	(247,262)	12/08/25	(0.25)%	1D P TONA	Monthly	30,657
Shin-Etsu Chemical Co. Ltd.	Barclays Bank PLC	(8,867,232)	05/12/27	(0.15)%	1D P TONA	Monthly	381,596
Shin-Etsu Chemical Co. Ltd.	Barclays Bank PLC	(16,228,643)	09/09/27	(0.15)%	1D P TONA	Monthly	952,696
Shiseido Co. Ltd.	Barclays Bank PLC	(275,269)	05/12/27	(0.20)%	1D P TONA	Monthly	14,189
Shiseido Co. Ltd.	Barclays Bank PLC	(5,912,213)	09/09/27	(0.20)%	1D P TONA	Monthly	338,582
Shoals Technologies Group, Inc., Class A	SG Americas Securities LLC	(9,211,890)	12/08/25	(0.15)%	1D OBFR01	Monthly	(1,740,255)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Shochiku Co., Ltd.	Barclays Bank PLC	$ (4,426,747)	05/12/27	(0.20)%	1D P TONA	Monthly	$ 260,130
Shochiku Co., Ltd.	BNP Paribas SA	(553,754)	03/24/27	(0.25)%	1D TONA	Monthly	63,090
Shoei Co. Ltd.	Barclays Bank PLC	(7,171,599)	05/12/27	(0.20)%	1D P TONA	Monthly	188,600
Shopify, Inc., Class A	Morgan Stanley & Co. International PLC	(12,448,771)	01/04/27	(0.20)%	CABROVER	Monthly	(481,346)
Shopify, Inc., Class A	Morgan Stanley & Co. International PLC	(26,665,208)	01/06/27	(0.20)%	CABROVER	Monthly	(1,201,128)
Shore Bancshares, Inc.	Barclays Bank PLC	(72,595)	12/23/25	(0.15)%	1D OBFR01	Monthly	1,414
Shore Bancshares, Inc.	Morgan Stanley & Co. International PLC	(19,024)	01/04/27	(0.15)%	1D FEDL01	Monthly	370
Shurgard Self Storage Ltd.	Barclays Bank PLC	(903,175)	12/10/26	(0.85)%	1D ESTR	Monthly	59,534
Shurgard Self Storage Ltd.	UBS AG	(1,144,817)	04/24/28	0.00%	1D ESTR	Monthly	77,032
Siegfried Holding AG, Registered Shares, Registered Shares	Barclays Bank PLC	(4,190,756)	12/10/26	(0.26)%	SSARON	Monthly	164,626
Siemens AG, Class N, Registered Shares	Morgan Stanley & Co. International PLC	(6,514,931)	01/06/27	(0.26)%	1D ESTR	Monthly	(77,455)
SIF Holding NV	Goldman Sachs Bank USA	(69)	08/19/26	(0.25)%	1D ESTR	Monthly	5
Sigma Healthcare Ltd.	Bank of America N.A.	(2,695,684)	02/15/28	(0.30)%	1D AONIA	Monthly	(96,357)
Sigma Healthcare Ltd.	Bank of America N.A.	(3,814,215)	02/15/28	(0.30)%	1D AONIA	Monthly	(136,339)
Sigma Healthcare Ltd.	Barclays Bank PLC	(3,467,828)	05/12/27	(0.25)%	1D AONIA	Monthly	(52,489)
Sigma Healthcare Ltd.	Barclays Bank PLC	(9,309,086)	09/09/27	(0.25)%	1D AONIA	Monthly	(140,702)
Sigma Healthcare Ltd.	BNP Paribas SA	(4,482,123)	09/07/26	(0.35)%	1D AONIA	Monthly	(155,467)
Sigma Healthcare Ltd.	BNP Paribas SA	(301,635)	03/22/27	(0.35)%	1D AONIA	Monthly	(10,782)
Sigma Healthcare Ltd.	JPMorgan Chase Bank N.A.	(2,328,025)	02/10/26	(0.25)%	1D AONIA	Monthly	(140,822)
Sigma Healthcare Ltd.	JPMorgan Chase Bank N.A.	(1,902,529)	02/10/26	(0.25)%	1D AONIA	Monthly	(115,084)
Sigma Healthcare Ltd.	Morgan Stanley & Co. International PLC	(8,792,202)	01/06/27	(0.30)%	1D AONIA	Monthly	(133,473)
Sigma Healthcare Ltd.	Morgan Stanley & Co. International PLC	(1,882,135)	01/07/27	(0.30)%	1D AONIA	Monthly	(29,053)
Sigma Healthcare Ltd.	SG Americas Securities LLC	(628,436)	12/08/25	(0.30)%	1D AONIA	Monthly	(22,868)
Sigma Healthcare Ltd.	SG Americas Securities LLC	(72,556)	12/08/25	(0.30)%	1D AONIA	Monthly	(2,111)
Sigma Healthcare Ltd.	UBS AG	(112,350)	04/18/28	0.00%	1D AONIA	Monthly	(4,016)
Sigma Healthcare Ltd.	UBS AG	(3,002,271)	09/03/29	0.00%	1D AONIA	Monthly	(107,316)
SigmaRoc PLC	Bank of America N.A.	(24,039)	02/15/28	(0.50)%	1D SONIA	Monthly	(379)
SigmaRoc PLC	Barclays Bank PLC	(158,459)	12/10/26	(0.25)%	1D SONIA	Monthly	4,537
SigmaRoc PLC	BNP Paribas SA	(523,534)	03/17/27	(0.25)%	1D SONIA	Monthly	(8,249)
SigmaRoc PLC	Goldman Sachs Bank USA	(415,781)	08/19/26	(0.25)%	1D SONIA	Monthly	(6,551)
SigmaRoc PLC	Morgan Stanley & Co. International PLC	(1,158,002)	01/04/27	(0.25)%	1D SONIA	Monthly	33,154
SigmaRoc PLC	SG Americas Securities LLC	(1,314,063)	12/08/25	(0.25)%	1D SONIA	Monthly	28,983
Signet Jewelers Ltd.	Morgan Stanley & Co. International PLC	(1,214,219)	01/04/27	(0.15)%	1D FEDL01	Monthly	64,989
Signify NV	Morgan Stanley & Co. International PLC	(23,994,477)	01/04/27	(0.26)%	1D ESTR	Monthly	2,385,563
Silgan Holdings, Inc.	SG Americas Securities LLC	(33,833,586)	12/08/25	(0.15)%	1D OBFR01	Monthly	3,685,192
SimilarWeb Ltd.	Bank of America N.A.	(891,870)	02/15/28	(0.15)%	1D OBFR01	Monthly	32,176
SimilarWeb Ltd.	Barclays Bank PLC	(166,439)	12/23/25	(0.15)%	1D OBFR01	Monthly	2,493
Simply Good Foods Co.	BNP Paribas SA	(8,797,230)	04/16/26	(0.15)%	1D OBFR01	Monthly	1,735,631
Simply Good Foods Co.	SG Americas Securities LLC	(5,266,132)	12/08/25	(0.15)%	1D OBFR01	Monthly	980,968
Simpson Manufacturing Co., Inc.	SG Americas Securities LLC	(13,230,797)	12/08/25	(0.15)%	1D OBFR01	Monthly	(259,098)
Sinclair, Inc., Class A	Bank of America N.A.	(569,582)	02/15/28	(0.15)%	1D OBFR01	Monthly	(28,917)
Sinclair, Inc., Class A	UBS AG	(533,767)	04/21/28	0.00%	1D OBFR01	Monthly	(27,099)
Sinfonia Technology Co., Ltd.	Barclays Bank PLC	(289,581)	05/12/27	(0.20)%	1D P TONA	Monthly	507
Sinfonia Technology Co., Ltd.	Morgan Stanley & Co. International PLC	(54,974)	01/06/27	(0.25)%	1D P TONA	Monthly	(88)
Singapore Airlines Ltd.	Barclays Bank PLC	(169,259)	02/22/27	0.00%	SORA	Monthly	1,272
Singapore Airlines Ltd.	Barclays Bank PLC	(5,604,718)	09/09/27	(0.30)%	SORA	Monthly	13,295
Sirius Real Estate Ltd.	BNP Paribas SA	(5,499,552)	03/17/27	(0.25)%	1D SONIA	Monthly	(70,406)
Sirius Real Estate Ltd.	SG Americas Securities LLC	(9,572,556)	12/08/25	(0.25)%	1D SONIA	Monthly	(354,066)
SITC International Holdings Co., Ltd.	Citibank N.A.	(70,729)	02/25/26	(0.05)%	HONIA	Monthly	(2,934)
SiteOne Landscape Supply, Inc.	Barclays Bank PLC	(1,218,069)	12/23/25	(0.15)%	1D OBFR01	Monthly	(67,952)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Skandinaviska Enskilda Banken AB, Class A	BNP Paribas SA	$ (902,518)	08/17/26	(0.25)%	1D STIBOR	Monthly	$ (1,774)
Skandinaviska Enskilda Banken AB, Class A	Citibank N.A.	(23,306,609)	07/06/26	0.00%	TN STIBOR	Monthly	(20,032)
Skandinaviska Enskilda Banken AB, Class A	SG Americas Securities LLC	(39,978,821)	12/08/25	0.10%	1D STIBOR	Monthly	130,574
Skandinaviska Enskilda Banken AB, Class A	UBS AG	(10,310,269)	09/03/29	0.00%	TN STIBOR	Monthly	(20,226)
Skeena Resources Ltd.	Bank of America N.A.	(2,669,267)	02/15/28	(1.66)%	CABROVER	Monthly	504,661
Skeena Resources Ltd.	Goldman Sachs Bank USA	(1,996,733)	08/19/26	(0.15)%	1D CORRA	Monthly	377,510
SMA Solar Technology AG	Barclays Bank PLC	(179)	08/17/26	(0.26)%	1D ESTR	Monthly	(31)
SMA Solar Technology AG	Barclays Bank PLC	(102)	12/10/26	(0.26)%	1D ESTR	Monthly	(18)
Smartstop Self Storage REIT, Inc.	Morgan Stanley & Co. International PLC	(214,647)	01/04/27	(0.27)%	1D FEDL01	Monthly	19,642
Smith & Nephew PLC	Morgan Stanley & Co. International PLC	(763,849)	01/27/27	(0.25)%	1D SONIA	Monthly	(5,555)
Smith Douglas Homes Corp., Class A	Bank of America N.A.	(48,605)	02/15/28	(0.15)%	1D OBFR01	Monthly	(4,766)
Smith Douglas Homes Corp., Class A	UBS AG	(2,053,726)	04/21/28	0.00%	1D OBFR01	Monthly	(201,371)
SMS Co. Ltd.	Barclays Bank PLC	(2,028,609)	05/12/27	(0.19)%	1D P TONA	Monthly	313,413
Smurfit WestRock PLC	SG Americas Securities LLC	(299,816)	12/08/25	(0.15)%	1D OBFR01	Monthly	35,690
Snam SpA	UBS AG	(260,534)	09/03/29	0.00%	1D ESTR	Monthly	(2,749)
Snap-on, Inc.	UBS AG	(2,558,240)	04/18/28	0.00%	1D OBFR01	Monthly	26,851
Snowflake, Inc., Class A	Morgan Stanley & Co. International PLC	(5,155,853)	01/06/27	(0.15)%	1D FEDL01	Monthly	(408,542)
Snowline Gold Corp.	Bank of America N.A.	(14,515)	02/15/28	(0.88)%	CABROVER	Monthly	718
Snowline Gold Corp.	Barclays Bank PLC	(99,081)	12/23/25	(0.20)%	CABROVER	Monthly	1,531
Snowline Gold Corp.	BNP Paribas SA	(230,901)	05/18/26	(0.20)%	CABROVER	Monthly	11,418
Snowline Gold Corp.	Morgan Stanley & Co. International PLC	(236,923)	01/04/27	(0.82)%	CABROVER	Monthly	3,660
Snowline Gold Corp.	UBS AG	(265,373)	04/21/28	0.00%	1D CORRA	Monthly	13,123
Societe BIC SA	Bank of America N.A.	(4,244,488)	02/15/28	(0.26)%	1D ESTR	Monthly	421,859
Socionext, Inc.	Barclays Bank PLC	(16,445,202)	05/12/27	(0.20)%	1D P TONA	Monthly	(2,859,199)
Socionext, Inc.	Barclays Bank PLC	(4,271,381)	09/09/27	(0.20)%	1D P TONA	Monthly	(742,632)
Sodexo SA	Bank of America N.A.	(494,874)	02/15/28	(0.26)%	1D ESTR	Monthly	51,357
Sodexo SA	JPMorgan Chase Bank N.A.	(1,721,717)	02/10/26	(0.26)%	1D ESTR	Monthly	184,413
Sodexo SA	Morgan Stanley & Co. International PLC	(1,583,148)	01/04/27	(0.26)%	1D ESTR	Monthly	228,732
Sodexo SA	UBS AG	(1,198,757)	09/03/29	0.00%	1D ESTR	Monthly	124,405
SoFi Technologies, Inc.	SG Americas Securities LLC	(8,796,711)	12/08/25	(0.15)%	1D OBFR01	Monthly	(521,147)
Sofina SA, (Expires 10/16/25, Strike Price EUR 223.00)	Bank of America N.A.	(22,004)	02/15/28	0.00%	1D ESTR	Monthly	—
SoftBank Group Corp.	Barclays Bank PLC	(34,970,995)	05/12/27	(0.20)%	1D P TONA	Monthly	(4,930,546)
SoftBank Group Corp.	Barclays Bank PLC	(28,270,321)	09/09/27	(0.20)%	1D P TONA	Monthly	(3,331,559)
Softwareone Holding AG	BNP Paribas SA	(5,008,703)	03/17/27	(0.26)%	SSARON	Monthly	6,435
Solaria Energia y Medio Ambiente SA	Barclays Bank PLC	(10,430,977)	12/10/26	(0.26)%	1D ESTR	Monthly	(402,751)
Solaris Energy Infrastructure, Inc., Class A	Goldman Sachs Bank USA	(206,259)	08/18/26	(0.15)%	1D FEDL01	Monthly	6,274
Solaris Energy Infrastructure, Inc., Class A	Morgan Stanley & Co. International PLC	(520,171)	01/04/27	(0.15)%	1D FEDL01	Monthly	(76,697)
Solaris Energy Infrastructure, Inc., Class A	SG Americas Securities LLC	(5,377,343)	12/08/25	(0.11)%	1D OBFR01	Monthly	(559,931)
Somnigroup International, Inc.	Morgan Stanley & Co. International PLC	(33,984,651)	01/06/27	(0.15)%	1D FEDL01	Monthly	1,816,407
Sonoco Products Co.	SG Americas Securities LLC	(21,391,121)	12/08/25	(0.15)%	1D OBFR01	Monthly	997,272
Sonos, Inc.	Barclays Bank PLC	(2,087,091)	12/23/25	(0.15)%	1D OBFR01	Monthly	(75,574)
Sopra Steria Group	Bank of America N.A.	(2,669,186)	02/15/28	(0.26)%	1D ESTR	Monthly	9,191
Sopra Steria Group	Goldman Sachs Bank USA	(394,833)	08/19/26	(0.18)%	1D ESTR	Monthly	1,360
Sopra Steria Group	Morgan Stanley & Co. International PLC	(4,684,823)	01/04/27	(0.26)%	1D ESTR	Monthly	113,958
Sotetsu Holdings, Inc.	Bank of America N.A.	(1,749,368)	02/15/28	(0.15)%	1D P TONA	Monthly	37,839
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Sotetsu Holdings, Inc.	Barclays Bank PLC	$ (3,545,900)	05/12/27	(0.15)%	1D P TONA	Monthly	$ 64,173
South Bow Corp.	Morgan Stanley & Co. International PLC	(10,992,171)	01/04/27	(0.20)%	CABROVER	Monthly	151,965
Southern Co.	UBS AG	(5,698,297)	04/18/28	0.00%	1D OBFR01	Monthly	287,705
SouthState Bank Corp.	Barclays Bank PLC	(2,744,759)	12/23/25	(0.15)%	1D OBFR01	Monthly	152,633
SpareBank 1 Nord Norge	Morgan Stanley & Co. International PLC	(127,450)	01/04/27	(0.26)%	NOWA	Monthly	3,231
Spectris PLC	SG Americas Securities LLC	(20,394,309)	12/08/25	0.10%	1D SONIA	Monthly	(82,402)
Sphere Entertainment Co., Class A	Barclays Bank PLC	(3,612,358)	12/23/25	(0.15)%	1D OBFR01	Monthly	(225,877)
Sphere Entertainment Co., Class A	SG Americas Securities LLC	(7,935,551)	12/08/25	(0.15)%	1D OBFR01	Monthly	(1,230,017)
Spin Master Corp.	Morgan Stanley & Co. International PLC	(4,526,372)	01/04/27	(0.20)%	CABROVER	Monthly	(159,728)
Spirax Group PLC	BNP Paribas SA	(1,235,918)	03/22/27	(0.25)%	1D SONIA	Monthly	(81,653)
Spirax Group PLC	JPMorgan Chase Bank N.A.	(1,170,989)	02/10/26	(0.25)%	1D SONIA	Monthly	(23,555)
Spirax Group PLC	SG Americas Securities LLC	(3,340,157)	12/08/25	(0.25)%	1D SONIA	Monthly	(67,188)
Spirax Group PLC	SG Americas Securities LLC	(3,653,774)	12/08/25	(0.25)%	1D SONIA	Monthly	(73,496)
Spirax Group PLC	UBS AG	(2,128,428)	09/03/29	0.00%	1D SONIA	Monthly	(140,617)
Spire Healthcare Group PLC	SG Americas Securities LLC	(1,945,455)	12/08/25	(0.25)%	1D SONIA	Monthly	48,535
Spire, Inc.	Morgan Stanley & Co. International PLC	(19,534,633)	01/04/27	(0.15)%	1D FEDL01	Monthly	163,667
Sprinklr, Inc., Class A	BNP Paribas SA	(7,288,332)	04/16/26	(0.15)%	1D OBFR01	Monthly	(115,079)
SPX Technologies, Inc.	UBS AG	(2,968,061)	04/18/28	0.00%	1D OBFR01	Monthly	(487,905)
SSAB AB, Class B	Morgan Stanley & Co. International PLC	(158,480)	01/04/27	(0.26)%	1D STIBOR	Monthly	265
SSE PLC	Bank of America N.A.	(127,549)	02/15/28	(0.25)%	1D SONIA	Monthly	(5,494)
SSE PLC	BNP Paribas SA	(2,318,917)	03/22/27	(0.25)%	1D SONIA	Monthly	(99,893)
SSE PLC	Morgan Stanley & Co. International PLC	(504,172)	01/04/27	(0.25)%	1D SONIA	Monthly	(4,798)
SSE PLC	UBS AG	(4,345,277)	09/03/29	0.00%	1D SONIA	Monthly	(187,183)
SSP Group Plc	SG Americas Securities LLC	(11,303,524)	12/08/25	(0.06)%	1D SONIA	Monthly	860,973
St Galler Kantonalbank AG, Class N, Registered Shares	Goldman Sachs Bank USA	(707,220)	08/19/26	(0.26)%	SSARON	Monthly	(7,657)
St Galler Kantonalbank AG, Class N, Registered Shares	Morgan Stanley & Co. International PLC	(866,774)	01/04/27	(0.26)%	SSARON	Monthly	(11,123)
St Joe Co.	Morgan Stanley & Co. International PLC	(2,377,187)	01/04/27	(0.15)%	1D FEDL01	Monthly	(298,798)
STAAR Surgical Co.	Barclays Bank PLC	(6,483,985)	12/23/25	(0.15)%	1D OBFR01	Monthly	(252,589)
STAAR Surgical Co.	SG Americas Securities LLC	(15,120,349)	12/08/25	(0.15)%	1D OBFR01	Monthly	354,891
Standardaero, Inc.	Barclays Bank PLC	(856)	12/23/25	(0.15)%	1D OBFR01	Monthly	(11)
Stanley Black & Decker, Inc.	BNP Paribas SA	(249,266)	04/16/26	(0.15)%	1D OBFR01	Monthly	192
Stanmore Resources Ltd.	Bank of America N.A.	(919,854)	02/15/28	(0.30)%	1D AONIA	Monthly	68,201
Stanmore Resources Ltd.	Barclays Bank PLC	(323,812)	05/12/27	(0.25)%	1D AONIA	Monthly	303
Stanmore Resources Ltd.	Goldman Sachs Bank USA	(829,651)	08/19/26	(0.30)%	1D AONIA	Monthly	61,513
Starbucks Corp.	Barclays Bank PLC	(32,950,845)	12/23/25	(0.15)%	1D OBFR01	Monthly	1,784,356
Starbucks Corp.	UBS AG	(7,926,802)	04/18/28	0.00%	1D OBFR01	Monthly	190,373
Starts Corp., Inc.	Bank of America N.A.	(490,491)	02/15/28	(0.25)%	1D P TONA	Monthly	(9,637)
Starts Corp., Inc.	Barclays Bank PLC	(930,676)	05/12/27	(0.15)%	1D P TONA	Monthly	(4,346)
Starts Corp., Inc.	SG Americas Securities LLC	(28,120)	12/08/25	(0.25)%	1D P TONA	Monthly	162
Starts Corp., Inc.	UBS AG	(179,745)	04/03/28	0.00%	1D P TONA	Monthly	(3,532)
Starwood Property Trust, Inc.	SG Americas Securities LLC	(8,730,924)	12/08/25	(0.12)%	1D OBFR01	Monthly	283,441
Starwood Property Trust, Inc.	UBS AG	(13,111,241)	04/18/28	0.00%	1D OBFR01	Monthly	357,771
Steadfast Group Ltd.	Barclays Bank PLC	(3,388,348)	05/12/27	(0.25)%	1D AONIA	Monthly	205,331
Steadfast Group Ltd.	BNP Paribas SA	(6,340,493)	03/22/27	(0.25)%	1D AONIA	Monthly	511,374
Steel Dynamics, Inc.	Morgan Stanley & Co. International PLC	(10,418,292)	01/06/27	(0.15)%	1D FEDL01	Monthly	(231,407)
Stella-Jones, Inc.	Goldman Sachs Bank USA	(4,299,775)	08/18/26	(0.20)%	1D CORRA	Monthly	160,657
Stella-Jones, Inc.	Morgan Stanley & Co. International PLC	(4,863,876)	01/04/27	(0.20)%	CABROVER	Monthly	(92,770)
Stellantis NV	Barclays Bank PLC	(3,855,705)	12/10/26	(0.10)%	1D ESTR	Monthly	138,961
Stellantis NV	BNP Paribas SA	(13,550,508)	08/17/26	(0.26)%	1D ESTR	Monthly	834,996
Stepan Co.	SG Americas Securities LLC	(3,245,187)	12/08/25	(0.14)%	1D OBFR01	Monthly	361,242

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
StepStone Group, Inc., Class A	Barclays Bank PLC	$ (497,227)	12/23/25	(0.15)%	1D OBFR01	Monthly	$ 15,057
StepStone Group, Inc., Class A	SG Americas Securities LLC	(2,840,703)	12/08/25	(0.15)%	1D OBFR01	Monthly	94,284
Stevanato Group SpA	Barclays Bank PLC	(3,425,635)	12/23/25	(0.38)%	1D OBFR01	Monthly	88,651
Stevanato Group SpA	BNP Paribas SA	(1,493,041)	04/16/26	(0.15)%	1D OBFR01	Monthly	(80,486)
Steven Madden Ltd.	Bank of America N.A.	(2,579,926)	02/15/28	(0.15)%	1D OBFR01	Monthly	104,394
Steven Madden Ltd.	SG Americas Securities LLC	(13,912,932)	12/08/25	(0.15)%	1D OBFR01	Monthly	99,490
Stockland	Barclays Bank PLC	(1,554,985)	09/09/27	(0.25)%	1D AONIA	Monthly	75,224
StoneX Group, Inc.	SG Americas Securities LLC	(6,205,748)	12/08/25	(0.15)%	1D OBFR01	Monthly	432,345
Stora Enso OYJ, Class R	Barclays Bank PLC	(15,641,852)	08/17/26	(0.26)%	1D ESTR	Monthly	(2,130,885)
Stora Enso OYJ, Class R	BNP Paribas SA	(103,241)	03/24/27	(0.26)%	1D ESTR	Monthly	(15,168)
Stora Enso OYJ, Class R	UBS AG	(6,298,251)	04/18/28	0.00%	1D ESTR	Monthly	(925,338)
Straumann Holding AG, Registered Shares, Registered Shares	Barclays Bank PLC	(6,944,256)	12/11/26	(0.26)%	SSARON	Monthly	(909,840)
Straumann Holding AG, Registered Shares, Registered Shares	Morgan Stanley & Co. International PLC	(3,327,392)	01/04/27	(0.26)%	SSARON	Monthly	(355,166)
Strauss Group Ltd.	Bank of America N.A.	(216,297)	02/15/28	(0.60)%	SHIR	Monthly	1,016
Strauss Group Ltd.	Citibank N.A.	(1,117,000)	07/30/26	(0.55)%	SHIR	Monthly	(13,639)
Strauss Group Ltd.	Morgan Stanley & Co. International PLC	(144,998)	05/23/27	(0.75)%	SHIR	Monthly	(1,770)
Strauss Group Ltd.	SG Americas Securities LLC	(441,131)	12/08/25	(0.70)%	SHIR	Monthly	2,263
Stride, Inc.	SG Americas Securities LLC	(1,722,914)	12/08/25	0.00%	1D OBFR01	Monthly	(63)
Strike Co. Ltd.	Barclays Bank PLC	(1,548,726)	05/12/27	(0.20)%	1D P TONA	Monthly	134,659
Strike Co. Ltd.	BNP Paribas SA	(238,232)	03/24/27	(0.25)%	1D TONA	Monthly	23,905
Strike Co. Ltd.	Morgan Stanley & Co. International PLC	(613,494)	01/06/27	(0.25)%	1D P TONA	Monthly	54,272
Subaru Corp.	Barclays Bank PLC	(302,442)	05/12/27	0.00%	1D P TONA	Monthly	363
Subaru Corp.	Barclays Bank PLC	(7,737,616)	09/09/27	(0.19)%	1D P TONA	Monthly	62,274
Suedzucker AG	Bank of America N.A.	(4,340,607)	02/15/28	0.00%	1D ESTR	Monthly	72,133
Suedzucker AG	Barclays Bank PLC	(640,234)	12/10/26	(0.81)%	1D ESTR	Monthly	14,498
Suedzucker AG	Citibank N.A.	(139,826)	06/25/26	(0.75)%	1D ESTR	Monthly	3,166
Suedzucker AG	Goldman Sachs Bank USA	(520,019)	08/19/26	(0.44)%	1D ESTR	Monthly	8,642
Suedzucker AG	Morgan Stanley & Co. International PLC	(631,162)	01/04/27	(0.56)%	1D ESTR	Monthly	14,293
Suedzucker AG	SG Americas Securities LLC	(438,001)	12/08/25	(0.70)%	1D ESTR	Monthly	(840)
Sulzer AG, Registered Shares	Barclays Bank PLC	(3,239,193)	12/10/26	(0.26)%	SSARON	Monthly	(66,203)
Sulzer AG, Registered Shares	UBS AG	(1,275,203)	04/02/30	0.00%	SSARON	Monthly	(79,511)
SUMCO Corp.	Bank of America N.A.	(410,016)	02/15/28	(0.25)%	1D P TONA	Monthly	27,860
SUMCO Corp.	Barclays Bank PLC	(5,716,910)	05/12/27	(0.20)%	1D P TONA	Monthly	542,013
Sumitomo Electric Industries Ltd.	Barclays Bank PLC	(377,544)	05/12/27	0.00%	1D P TONA	Monthly	2,033
Sumitomo Forestry Co., Ltd.	Barclays Bank PLC	(4,668,652)	05/12/27	(0.20)%	1D P TONA	Monthly	394,153
Sumitomo Forestry Co., Ltd.	Barclays Bank PLC	(5,895,749)	09/09/27	(0.20)%	1D P TONA	Monthly	497,751
Sumitomo Forestry Co., Ltd.	JPMorgan Chase Bank N.A.	(511,760)	02/10/26	(0.20)%	1D P TONA	Monthly	40,514
Sumitomo Pharma Co., Ltd.	Bank of America N.A.	(382,558)	02/15/28	(0.25)%	1D P TONA	Monthly	11,891
Sumitomo Pharma Co., Ltd.	Bank of America N.A.	(3,189,858)	03/15/28	(0.25)%	1D P TONA	Monthly	99,151
Sumitomo Pharma Co., Ltd.	Barclays Bank PLC	(5,341,639)	05/12/27	(0.15)%	1D P TONA	Monthly	108,696
Sumitomo Pharma Co., Ltd.	Barclays Bank PLC	(5,567,546)	09/09/27	(0.15)%	1D P TONA	Monthly	113,293
Sumitomo Pharma Co., Ltd.	Citibank N.A.	(3,446,470)	02/26/26	(0.18)%	1D P TONA	Monthly	70,132
Sumitomo Pharma Co., Ltd.	Citibank N.A.	(11,319,824)	02/26/26	(0.17)%	1D P TONA	Monthly	230,345
Sumitomo Pharma Co., Ltd.	JPMorgan Chase Bank N.A.	(299,778)	02/10/26	(0.25)%	1D P TONA	Monthly	31,590
Sumitomo Realty & Development Co., Ltd.	Barclays Bank PLC	(503,790)	05/12/27	(0.15)%	1D P TONA	Monthly	17,044
Sumitomo Warehouse Co., Ltd.	Barclays Bank PLC	(1,107,527)	05/12/27	(0.20)%	1D P TONA	Monthly	14,969
Summit Hotel Properties, Inc.	Bank of America N.A.	(164,777)	02/15/28	(0.15)%	1D OBFR01	Monthly	9,657
Summit Therapeutics, Inc.	Bank of America N.A.	(418,161)	02/15/28	(5.25)%	1D OBFR01	Monthly	68,893
Summit Therapeutics, Inc.	Barclays Bank PLC	(543,358)	12/23/25	(3.25)%	1D OBFR01	Monthly	7,090
Summit Therapeutics, Inc.	BNP Paribas SA	(95,745)	04/16/26	(4.57)%	1D OBFR01	Monthly	15,774
Summit Therapeutics, Inc.	Morgan Stanley & Co. International PLC	(1,282,551)	01/06/27	(3.27)%	1D FEDL01	Monthly	16,735
Summit Therapeutics, Inc.	SG Americas Securities LLC	(1,225,607)	12/08/25	(4.00)%	1D OBFR01	Monthly	232,624
Summit Therapeutics, Inc.	UBS AG	(135,116)	04/18/28	0.00%	1D OBFR01	Monthly	22,261
Sun Corp.	Bank of America N.A.	(420,479)	02/15/28	(0.25)%	1D P TONA	Monthly	118,084
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Sun Corp.	Barclays Bank PLC	$ (4,718,064)	05/12/27	(0.20)%	1D P TONA	Monthly	$ 596,532
Sun Corp.	BNP Paribas SA	(7,787)	03/24/27	(0.40)%	1D TONA	Monthly	2,187
Sun Corp.	Morgan Stanley & Co. International PLC	(1,603,867)	01/06/27	(0.26)%	1D P TONA	Monthly	237,490
Sun Corp.	SG Americas Securities LLC	(680,241)	12/08/25	(0.25)%	1D P TONA	Monthly	53,052
Sun Corp.	UBS AG	(2,049,564)	04/03/28	0.00%	1D P TONA	Monthly	565,589
SunCoke Energy, Inc.	Morgan Stanley & Co. International PLC	(940,858)	01/04/27	(0.15)%	1D FEDL01	Monthly	(4,722)
Sunrise Communications AG, Class A	Morgan Stanley & Co. International PLC	(2,475,040)	01/04/27	(0.26)%	SSARON	Monthly	70,320
Sunrun, Inc.	Bank of America N.A.	(4,100,560)	02/15/28	(0.15)%	1D OBFR01	Monthly	102,081
Sunstone Hotel Investors, Inc.	Bank of America N.A.	(1,337,667)	02/15/28	(0.15)%	1D OBFR01	Monthly	71,533
Sunstone Hotel Investors, Inc.	Goldman Sachs Bank USA	(2,336,649)	08/18/26	(0.15)%	1D FEDL01	Monthly	124,955
Sunstone Hotel Investors, Inc.	SG Americas Securities LLC	(11,755,680)	12/08/25	(0.15)%	1D OBFR01	Monthly	348,030
Suntory Beverage & Food Ltd.	Barclays Bank PLC	(373,769)	05/12/27	(0.20)%	1D P TONA	Monthly	10,533
Suntory Beverage & Food Ltd.	Barclays Bank PLC	(7,483,097)	09/09/27	(0.20)%	1D P TONA	Monthly	260,756
Super Group SGHC Ltd.	UBS AG	(629,036)	04/21/28	0.00%	1D OBFR01	Monthly	107,655
Super Micro Computer, Inc.	SG Americas Securities LLC	(7,066,070)	12/08/25	(0.15)%	1D OBFR01	Monthly	809,202
Superior Plus Corp.	Morgan Stanley & Co. International PLC	(146,728)	01/04/27	(0.20)%	CABROVER	Monthly	(110)
Surgery Partners, Inc.	SG Americas Securities LLC	(9,792,223)	12/08/25	(0.15)%	1D OBFR01	Monthly	(639,812)
SUSS MicroTec SE, Class N	BNP Paribas SA	(99,534)	03/24/27	(0.26)%	1D ESTR	Monthly	(5,999)
Suzuki Motor Corp.	Barclays Bank PLC	(26,055,995)	05/12/27	(0.20)%	1D P TONA	Monthly	54,381
Svenska Cellulosa AB SCA, Class B	Bank of America N.A.	(10,190,496)	02/15/28	(0.26)%	1D STIBOR	Monthly	(375,280)
Svenska Cellulosa AB SCA, Class B	Bank of America N.A.	(1,031,835)	02/15/28	(0.26)%	1D STIBOR	Monthly	(37,999)
Svenska Cellulosa AB SCA, Class B	BNP Paribas SA	(525,688)	11/17/25	(0.25)%	1D STIBOR	Monthly	(10,860)
Svenska Cellulosa AB SCA, Class B	Morgan Stanley & Co. International PLC	(7,357,903)	01/04/27	(0.26)%	1D STIBOR	Monthly	(54,089)
Svenska Cellulosa AB SCA, Class B	SG Americas Securities LLC	(15,564,696)	12/08/25	(0.22)%	1D STIBOR	Monthly	(740,182)
Svenska Cellulosa AB SCA, Class B	UBS AG	(7,123,216)	04/18/28	0.00%	TN STIBOR	Monthly	(262,323)
SWCC Corp.	Barclays Bank PLC	(1,448,952)	05/12/27	(0.20)%	1D P TONA	Monthly	(62,067)
SWCC Corp.	BNP Paribas SA	(1,719,447)	03/24/27	(0.25)%	1D TONA	Monthly	(39,359)
Sweco AB, Class B	Morgan Stanley & Co. International PLC	(1,021,718)	01/04/27	(0.26)%	1D STIBOR	Monthly	(97,987)
Swedbank AB, Class A	BNP Paribas SA	(33,490,327)	08/17/26	(0.25)%	1D STIBOR	Monthly	(57,333)
Swedbank AB, Class A	Morgan Stanley & Co. International PLC	(4,567,583)	01/08/27	(0.26)%	1D STIBOR	Monthly	14,923
Sweetgreen, Inc., Class A	Bank of America N.A.	(3,436,710)	02/15/28	(0.15)%	1D OBFR01	Monthly	554,456
Swire Pacific Ltd., Class A	Bank of America N.A.	(153,322)	02/15/28	(0.15)%	HONIA	Monthly	525
Swire Pacific Ltd., Class A	UBS AG	(222,165)	04/18/28	0.00%	HONIA	Monthly	3,293
Swiss Life Holding AG, Class N, Registered Shares	SG Americas Securities LLC	(46,395,554)	12/08/25	(0.10)%	SSARON	Monthly	(330,986)
Swiss Life Holding AG, Class N, Registered Shares	SG Americas Securities LLC	(41,945,786)	12/08/25	(0.04)%	SSARON	Monthly	(298,923)
Swiss Prime Site AG, Registered Shares	Bank of America N.A.	(3,140,487)	02/15/28	(0.26)%	SSARON	Monthly	(49,910)
Swiss Prime Site AG, Registered Shares	BNP Paribas SA	(2,993,387)	03/22/27	(0.26)%	SSARON	Monthly	(35,535)
Swiss Prime Site AG, Registered Shares, Registered Shares	Morgan Stanley & Co. International PLC	(12,650,566)	01/04/27	(0.26)%	SSARON	Monthly	34,246
Swiss Re AG	BNP Paribas SA	(15,177,532)	08/17/26	(0.26)%	SSARON	Monthly	402,297
Swiss Re AG	SG Americas Securities LLC	(3,845,283)	12/08/25	(0.26)%	SSARON	Monthly	31,276
Swiss Re AG	UBS AG	(4,570,610)	04/18/28	0.00%	SSARON	Monthly	121,149
Swisscom AG, Class N, Registered Shares	Citibank N.A.	(144,184)	07/06/26	(0.26)%	SSARON	Monthly	609
Swisscom AG, Class N, Registered Shares	Morgan Stanley & Co. International PLC	(30,419,330)	01/04/27	(0.26)%	SSARON	Monthly	87,763
Swisscom AG, Class N, Registered Shares	Morgan Stanley & Co. International PLC	(30,132,828)	01/06/27	(0.26)%	SSARON	Monthly	119,175
Syensqo SA	SG Americas Securities LLC	(3,579,295)	12/08/25	(0.26)%	1D ESTR	Monthly	(260,263)
Syensqo SA	SG Americas Securities LLC	(10,610,839)	12/08/25	(0.26)%	1D ESTR	Monthly	(771,551)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Syensqo SA	UBS AG	$ (11,825,897)	09/03/29	0.00%	1D ESTR	Monthly	$ (886,561)
Sylvamo Corp.	SG Americas Securities LLC	(7,907,091)	12/08/25	(0.15)%	1D OBFR01	Monthly	420,654
Symbotic, Inc., Class A	Bank of America N.A.	(6,077,256)	02/15/28	(0.71)%	1D OBFR01	Monthly	(450,794)
Symbotic, Inc., Class A	Barclays Bank PLC	(2,714,277)	12/23/25	(0.50)%	1D OBFR01	Monthly	(695,418)
Symbotic, Inc., Class A	BNP Paribas SA	(4,780,009)	04/16/26	(0.59)%	1D OBFR01	Monthly	(354,568)
Symbotic, Inc., Class A	UBS AG	(919,920)	04/18/28	0.00%	1D OBFR01	Monthly	(68,237)
Symrise AG	Morgan Stanley & Co. International PLC	(941,982)	01/04/27	(0.26)%	1D ESTR	Monthly	52,637
Synopsys, Inc.	SG Americas Securities LLC	(54,446,194)	12/08/25	(0.15)%	1D OBFR01	Monthly	3,954,180
Taihei Dengyo Kaisha Ltd.	Bank of America N.A.	(91,349)	02/15/28	(0.25)%	1D P TONA	Monthly	(1,193)
Taihei Dengyo Kaisha Ltd.	Barclays Bank PLC	(717,478)	05/12/27	(0.17)%	1D P TONA	Monthly	(4,633)
Taihei Dengyo Kaisha Ltd.	BNP Paribas SA	(352,939)	03/24/27	(0.25)%	1D TONA	Monthly	(4,611)
Taihei Dengyo Kaisha Ltd.	JPMorgan Chase Bank N.A.	(366,933)	02/10/26	(0.16)%	1D P TONA	Monthly	(8,846)
Taihei Dengyo Kaisha Ltd.	Morgan Stanley & Co. International PLC	(399,837)	01/06/27	(0.25)%	1D P TONA	Monthly	(2,582)
Taiyo Holdings Co., Ltd.	Barclays Bank PLC	(1,548,115)	05/12/27	(0.15)%	1D P TONA	Monthly	(67,386)
Taiyo Holdings Co., Ltd.	Citibank N.A.	(471,611)	02/26/26	(0.15)%	1D P TONA	Monthly	(20,528)
Takara Holdings, Inc.	Barclays Bank PLC	(15,934,368)	05/12/27	(0.15)%	1D P TONA	Monthly	1,497,816
Takara Leben Real Estate Investment Corp.	Bank of America N.A.	(1,053,501)	02/15/28	0.00%	1D P TONA	Monthly	23,136
Takara Leben Real Estate Investment Corp.	Barclays Bank PLC	(5,649,361)	05/12/27	(0.19)%	1D P TONA	Monthly	209,952
Takara Leben Real Estate Investment Corp.	Morgan Stanley & Co. International PLC	(849,721)	01/06/27	(0.25)%	1D P TONA	Monthly	31,579
Takasago International Corp.	Barclays Bank PLC	(376,359)	05/12/27	(0.20)%	1D P TONA	Monthly	3,029
Takasago International Corp.	BNP Paribas SA	(3,924)	03/24/27	(0.25)%	1D TONA	Monthly	15
Takasago International Corp.	Morgan Stanley & Co. International PLC	(77,445)	01/06/27	(0.25)%	1D P TONA	Monthly	2,192
Takeuchi Manufacturing Co., Ltd.	Barclays Bank PLC	(1,590,215)	05/12/27	(0.15)%	1D P TONA	Monthly	(34,152)
Talanx AG	Bank of America N.A.	(1,155,020)	02/15/28	(0.26)%	1D ESTR	Monthly	52,747
Talanx AG	BNP Paribas SA	(993,736)	08/17/26	(0.26)%	1D ESTR	Monthly	45,381
Talanx AG	SG Americas Securities LLC	(254,180)	12/08/25	0.00%	1D ESTR	Monthly	4,305
Talanx AG	UBS AG	(1,482,310)	09/03/29	0.00%	1D ESTR	Monthly	67,693
Talos Energy, Inc.	Barclays Bank PLC	(5,969,389)	12/23/25	(0.15)%	1D OBFR01	Monthly	(347,731)
Tamarack Valley Energy Ltd.	Morgan Stanley & Co. International PLC	(1,889,946)	01/04/27	(0.20)%	CABROVER	Monthly	(15,291)
Tamburi Investment Partners SpA	BNP Paribas SA	(951,396)	03/17/27	(0.26)%	1D ESTR	Monthly	(43,972)
Tamburi Investment Partners SpA	Morgan Stanley & Co. International PLC	(174,666)	01/04/27	(0.26)%	1D ESTR	Monthly	(1,750)
TBS Holdings, Inc.	Bank of America N.A.	(1,580,391)	02/15/28	(0.15)%	1D P TONA	Monthly	(45,858)
TBS Holdings, Inc.	Barclays Bank PLC	(11,561,015)	05/12/27	(0.20)%	1D P TONA	Monthly	(2,271)
TBS Holdings, Inc.	Citibank N.A.	(690,416)	02/26/26	(0.18)%	1D P TONA	Monthly	(136)
TD SYNNEX Corp.	Morgan Stanley & Co. International PLC	(1,756,856)	01/06/27	(0.15)%	1D FEDL01	Monthly	(26,191)
TDK Corp.	Bank of America N.A.	(668,768)	02/15/28	(0.15)%	1D P TONA	Monthly	(140,195)
TDK Corp.	Bank of America N.A.	(1,356,313)	03/15/28	(0.15)%	1D P TONA	Monthly	(284,327)
TDK Corp.	Barclays Bank PLC	(2,194,727)	05/12/27	(0.15)%	1D P TONA	Monthly	(174,504)
TDK Corp.	Barclays Bank PLC	(12,531,382)	09/09/27	(0.15)%	1D P TONA	Monthly	(1,088,200)
TeamViewer SE	SG Americas Securities LLC	(127,386)	12/08/25	0.00%	1D ESTR	Monthly	(947)
Tecan Group AG, Class N, Registered Shares	Barclays Bank PLC	(8,469,940)	12/10/26	(0.26)%	SSARON	Monthly	264,752
Technoprobe SpA	Bank of America N.A.	(2,880,167)	02/15/28	0.00%	1D ESTR	Monthly	(146,122)
Technoprobe SpA	BNP Paribas SA	(2,400,639)	03/17/27	(0.26)%	1D ESTR	Monthly	(121,793)
Technoprobe SpA	Goldman Sachs Bank USA	(685,816)	08/19/26	(0.26)%	1D ESTR	Monthly	(34,794)
TEGNA, Inc.	Bank of America N.A.	(2,440,339)	02/15/28	(0.15)%	1D OBFR01	Monthly	22,129
TEGNA, Inc.	Citibank N.A.	(3,962,030)	06/25/26	(0.15)%	1D OBFR01	Monthly	47,759
TEGNA, Inc.	UBS AG	(2,399,011)	04/21/28	0.00%	1D OBFR01	Monthly	21,754
Teleflex, Inc.	Barclays Bank PLC	(215,504)	12/23/25	(0.15)%	1D OBFR01	Monthly	10,626
Telenor ASA	Morgan Stanley & Co. International PLC	(11,409,988)	01/04/27	(0.26)%	NOWA	Monthly	858,901
Telephone and Data Systems, Inc.	Barclays Bank PLC	(2,341,664)	12/23/25	(0.15)%	1D OBFR01	Monthly	(33,033)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
TELUS International CDA, Inc.	Morgan Stanley & Co. International PLC	$ (955,404)	01/04/27	(0.15)%	CABROVER	Monthly	$ 28,146
TELUS International CDA, Inc.	SG Americas Securities LLC	(3,671,121)	12/08/25	(0.20)%	CABROVER	Monthly	183,391
Tempus AI, Inc., Class A	Barclays Bank PLC	(1,817,104)	12/23/25	(0.38)%	1D OBFR01	Monthly	(97,600)
Tempus AI, Inc., Class A	BNP Paribas SA	(1,411,094)	04/16/26	(0.15)%	1D OBFR01	Monthly	31,627
Tempus AI, Inc., Class A	Morgan Stanley & Co. International PLC	(1,689,540)	01/06/27	(0.15)%	1D FEDL01	Monthly	(90,748)
Tempus AI, Inc., Class A	UBS AG	(6,638,384)	04/18/28	0.00%	1D OBFR01	Monthly	148,788
Teradyne, Inc.	UBS AG	(26,015,663)	04/18/28	0.00%	1D OBFR01	Monthly	(7,513,422)
Terna - Rete Elettrica Nazionale	Morgan Stanley & Co. International PLC	(7,276,832)	01/06/27	(0.26)%	1D ESTR	Monthly	166,187
Terreno Realty Corp.	SG Americas Securities LLC	(10,259,236)	12/08/25	(0.15)%	1D OBFR01	Monthly	198,986
Terreno Realty Corp.	UBS AG	(4,214,028)	04/18/28	0.00%	1D OBFR01	Monthly	167,853
Tesco PLC	SG Americas Securities LLC	(5,667,898)	12/08/25	0.07%	1D SONIA	Monthly	(150,273)
Teva Pharmaceutical Industries Ltd., ADR	BNP Paribas SA	(8,517,248)	04/16/26	(0.15)%	1D OBFR01	Monthly	(301,419)
Texas Pacific Land Corp.	SG Americas Securities LLC	(11,858,514)	12/08/25	(0.15)%	1D OBFR01	Monthly	115,320
Thermo Fisher Scientific, Inc.	Morgan Stanley & Co. International PLC	(1,388,606)	01/06/27	(0.15)%	1D FEDL01	Monthly	(365)
Thermon Group Holdings, Inc.	Barclays Bank PLC	(1,049,502)	12/23/25	(0.15)%	1D OBFR01	Monthly	(63,125)
Thermon Group Holdings, Inc.	BNP Paribas SA	(1,729,245)	04/16/26	(0.15)%	1D OBFR01	Monthly	(92,582)
Thermon Group Holdings, Inc.	SG Americas Securities LLC	(624,116)	12/08/25	(0.15)%	1D OBFR01	Monthly	(49,976)
Thermon Group Holdings, Inc.	UBS AG	(513,085)	04/21/28	0.00%	1D OBFR01	Monthly	(27,470)
Thryv Holdings, Inc.	UBS AG	(2,657,464)	04/21/28	0.00%	1D OBFR01	Monthly	864,896
Thule Group AB	Bank of America N.A.	(3,964,797)	02/15/28	(0.26)%	1D STIBOR	Monthly	(216,452)
Thule Group AB	Barclays Bank PLC	(6,040,239)	01/18/27	(0.26)%	1D STIBOR	Monthly	140,580
Tidewater, Inc.	SG Americas Securities LLC	(7,595,841)	12/08/25	(0.15)%	1D OBFR01	Monthly	339,920
TietoEVRY Oyj	Barclays Bank PLC	(6,877,945)	12/10/26	(0.26)%	1D ESTR	Monthly	(888,827)
Timken Co.	SG Americas Securities LLC	(3,859,362)	12/08/25	(0.15)%	1D OBFR01	Monthly	(70,063)
TIS, Inc.	Bank of America N.A.	(1,151,585)	02/15/28	0.00%	1D P TONA	Monthly	(98,981)
TIS, Inc.	Barclays Bank PLC	(11,277,342)	05/12/27	(0.20)%	1D P TONA	Monthly	(604,749)
TIS, Inc.	Barclays Bank PLC	(9,026,051)	09/09/27	(0.20)%	1D P TONA	Monthly	(482,378)
TIS, Inc.	Citibank N.A.	(2,105,714)	02/26/26	(0.15)%	1D P TONA	Monthly	(112,919)
Titan America SA	Bank of America N.A.	(107,077)	02/15/28	(1.38)%	1D OBFR01	Monthly	1,573
Titan America SA	Barclays Bank PLC	(100,581)	12/23/25	(1.63)%	1D OBFR01	Monthly	2,589
Titan America SA	UBS AG	(260,083)	04/21/28	0.00%	1D OBFR01	Monthly	3,820
TKH Group NV	Bank of America N.A.	(6,121,034)	02/15/28	(0.26)%	1D ESTR	Monthly	(254,922)
TKH Group NV	Barclays Bank PLC	(3,730,335)	12/10/26	(0.26)%	1D ESTR	Monthly	(18,910)
Tkms AG& Co KGaA	UBS AG	(98)	04/18/28	0.00%	1D ESTR	Monthly	3
TKO Group Holdings, Inc., Class A	Citibank N.A.	(2,792,210)	02/24/28	(0.15)%	1D OBFR01	Monthly	(21,356)
TKO Group Holdings, Inc., Class A	SG Americas Securities LLC	(18,438,402)	12/08/25	(0.15)%	1D OBFR01	Monthly	512,895
TKO Group Holdings, Inc., Class A	UBS AG	(516,794)	04/18/28	0.00%	1D OBFR01	Monthly	(175)
Toei Co., Ltd.	Barclays Bank PLC	(1,021,851)	05/12/27	(0.20)%	1D P TONA	Monthly	1,602
Toei Co., Ltd.	Morgan Stanley & Co. International PLC	(266,557)	01/06/27	(0.25)%	1D P TONA	Monthly	(59)
Toho Bank Ltd.	Bank of America N.A.	(227,584)	02/15/28	0.00%	1D P TONA	Monthly	(12,130)
Toho Bank Ltd.	Barclays Bank PLC	(842,126)	05/12/27	(0.20)%	1D P TONA	Monthly	(11,373)
Toho Bank Ltd.	Goldman Sachs Bank USA	(835,318)	08/19/26	(0.25)%	1D P TONA	Monthly	(44,520)
Toho Co., Ltd.	Bank of America N.A.	(1,503,516)	02/15/28	0.00%	1D P TONA	Monthly	131,882
Toho Co., Ltd.	Barclays Bank PLC	(14,656,445)	05/12/27	(0.20)%	1D P TONA	Monthly	(44,659)
Toho Co., Ltd.	SG Americas Securities LLC	(3,574,176)	12/08/25	(0.25)%	1D P TONA	Monthly	279,909
Toho Gas Co., Ltd.	Barclays Bank PLC	(3,441,814)	05/12/27	(0.20)%	1D P TONA	Monthly	(174,230)
Toho Titanium Co., Ltd.	Barclays Bank PLC	(813,492)	05/12/27	(1.71)%	1D P TONA	Monthly	(61,783)
Toho Titanium Co., Ltd.	Citibank N.A.	(585,828)	02/26/26	(1.40)%	1D P TONA	Monthly	(44,493)
Toho Titanium Co., Ltd.	JPMorgan Chase Bank N.A.	(212,023)	02/10/26	(1.25)%	1D P TONA	Monthly	14,215
Toho Titanium Co., Ltd.	UBS AG	(718,315)	04/03/28	0.00%	1D P TONA	Monthly	(23,721)
Tokmanni Group Corp.	Morgan Stanley & Co. International PLC	(1,251,816)	01/04/27	(0.26)%	1D ESTR	Monthly	77,256
Tokmanni Group Corp.	SG Americas Securities LLC	(2,528,413)	12/08/25	(0.26)%	1D ESTR	Monthly	92,067
Tokuyama Corp.	Barclays Bank PLC	(5,964,639)	05/12/27	(0.20)%	1D P TONA	Monthly	(194,808)
Tokyo Electron Device Ltd.	Barclays Bank PLC	(2,147,371)	05/12/27	(0.20)%	1D P TONA	Monthly	(52,611)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Tokyo Gas Co. Ltd.	Barclays Bank PLC	$ (3,627,518)	05/12/27	(0.15)%	1D P TONA	Monthly	$ (99,484)
Tokyo Kiraboshi Financial Group, Inc.	Bank of America N.A.	(412,303)	02/15/28	(0.25)%	1D P TONA	Monthly	(16,230)
Tokyo Kiraboshi Financial Group, Inc.	Barclays Bank PLC	(1,229,550)	05/12/27	(0.18)%	1D P TONA	Monthly	(13,196)
Tokyo Kiraboshi Financial Group, Inc.	BNP Paribas SA	(114,529)	03/24/27	(0.25)%	1D TONA	Monthly	(4,508)
Tokyo Metro Co., Ltd.	Barclays Bank PLC	(6,689,864)	05/12/27	(0.20)%	1D P TONA	Monthly	40,954
Tokyo Metro Co., Ltd.	Barclays Bank PLC	(12,657,329)	09/09/27	(0.20)%	1D P TONA	Monthly	77,486
Tokyo Metro Co., Ltd.	BNP Paribas SA	(181,296)	09/09/26	(2.50)%	1D TONA	Monthly	(564)
Tokyo Metro Co., Ltd.	Morgan Stanley & Co. International PLC	(2,024,411)	01/06/27	(1.51)%	1D P TONA	Monthly	12,393
Tokyo Metro Co., Ltd.	Morgan Stanley & Co. International PLC	(511,920)	01/07/27	(1.07)%	1D P TONA	Monthly	3,134
Tokyo Metro Co., Ltd.	UBS AG	(361,544)	09/03/29	0.00%	1D P TONA	Monthly	(1,124)
Tokyo Ohka Kogyo Co., Ltd.	Bank of America N.A.	(3,294,169)	02/15/28	0.00%	1D P TONA	Monthly	(468,313)
Tokyo Ohka Kogyo Co., Ltd.	Bank of America N.A.	(1,246,097)	03/15/28	0.00%	1D P TONA	Monthly	(177,151)
Tokyo Ohka Kogyo Co., Ltd.	Barclays Bank PLC	(8,734,333)	05/12/27	(0.20)%	1D P TONA	Monthly	(859,815)
Tokyo Ohka Kogyo Co., Ltd.	Barclays Bank PLC	(21,807,592)	09/09/27	(0.20)%	1D P TONA	Monthly	(2,146,758)
Tokyo Steel Manufacturing Co. Ltd.	Bank of America N.A.	(2,061,894)	02/15/28	(0.15)%	1D P TONA	Monthly	148,038
Tokyo Steel Manufacturing Co. Ltd.	Barclays Bank PLC	(2,713,394)	05/12/27	(0.20)%	1D P TONA	Monthly	75,996
Tokyu Corp.	Barclays Bank PLC	(8,051,239)	05/12/27	(0.20)%	1D P TONA	Monthly	111,403
Tokyu Corp.	Barclays Bank PLC	(6,806,598)	09/09/27	(0.20)%	1D P TONA	Monthly	94,182
Tokyu Corp.	Citibank N.A.	(47,393)	02/26/26	(0.15)%	1D P TONA	Monthly	656
Tomy Co., Ltd.	Barclays Bank PLC	(342,805)	05/12/27	0.00%	1D P TONA	Monthly	(4,858)
Tootsie Roll Industries, Inc.	BNP Paribas SA	(1,493,726)	04/16/26	(0.15)%	1D OBFR01	Monthly	274,633
Tootsie Roll Industries, Inc.	Morgan Stanley & Co. International PLC	(1,253,030)	01/04/27	(0.15)%	1D FEDL01	Monthly	212,328
Tootsie Roll Industries, Inc.	SG Americas Securities LLC	(2,629,728)	12/08/25	(0.17)%	1D OBFR01	Monthly	478,520
Topaz Energy Corp.	Morgan Stanley & Co. International PLC	(1,667,421)	01/04/27	(0.20)%	CABROVER	Monthly	(11,462)
TOPPAN Holdings, Inc.	Bank of America N.A.	(4,841,029)	02/15/28	0.00%	1D P TONA	Monthly	(26,080)
TOPPAN Holdings, Inc.	Bank of America N.A.	(715,207)	03/15/28	0.00%	1D P TONA	Monthly	(3,853)
TOPPAN Holdings, Inc.	Barclays Bank PLC	(5,433,808)	05/12/27	(0.18)%	1D P TONA	Monthly	(3,169)
TOPPAN Holdings, Inc.	Barclays Bank PLC	(5,734,464)	09/09/27	(0.18)%	1D P TONA	Monthly	(3,344)
TOPPAN Holdings, Inc.	BNP Paribas SA	(2,401,053)	09/09/26	(0.25)%	1D TONA	Monthly	(12,935)
TOPPAN Holdings, Inc.	BNP Paribas SA	(2,169,949)	03/24/27	(0.25)%	1D TONA	Monthly	(11,690)
TOPPAN Holdings, Inc.	Citibank N.A.	(2,925,896)	02/26/26	(0.16)%	1D P TONA	Monthly	(1,706)
TOPPAN Holdings, Inc.	Citibank N.A.	(2,815,900)	02/26/26	(0.16)%	1D P TONA	Monthly	(1,642)
Torex Gold Resources, Inc.	Morgan Stanley & Co. International PLC	(136,810)	01/04/27	(0.20)%	CABROVER	Monthly	(5,464)
Toromont Industries Ltd.	Morgan Stanley & Co. International PLC	(9,669,837)	01/06/27	(0.20)%	CABROVER	Monthly	(511,769)
Toromont Industries Ltd.	SG Americas Securities LLC	(11,292)	12/08/25	(0.20)%	CABROVER	Monthly	(722)
Toronto-Dominion Bank	Morgan Stanley & Co. International PLC	(8,767,542)	01/06/27	(0.20)%	CABROVER	Monthly	(59,106)
Tourmaline Oil Corp.	Morgan Stanley & Co. International PLC	(28,720,319)	01/04/27	(0.20)%	CABROVER	Monthly	(152,079)
Tourmaline Oil Corp.	Morgan Stanley & Co. International PLC	(333,246)	01/06/27	(0.20)%	CABROVER	Monthly	(7,675)
Towa Corp.	Barclays Bank PLC	(1,721,913)	05/12/27	(3.50)%	1D P TONA	Monthly	(273,706)
Toyo Suisan Kaisha Ltd.	Bank of America N.A.	(1,602,132)	02/15/28	0.00%	1D P TONA	Monthly	(144,755)
Toyo Suisan Kaisha Ltd.	Bank of America N.A.	(2,366,634)	03/15/28	0.00%	1D P TONA	Monthly	(213,829)
Toyo Suisan Kaisha Ltd.	Barclays Bank PLC	(7,957,290)	05/12/27	(0.20)%	1D P TONA	Monthly	(581,433)
Toyo Suisan Kaisha Ltd.	Barclays Bank PLC	(24,800,825)	09/09/27	(0.20)%	1D P TONA	Monthly	(1,808,389)
Toyo Suisan Kaisha Ltd.	Citibank N.A.	(4,546,058)	02/26/26	(0.16)%	1D P TONA	Monthly	(332,177)
Toyo Suisan Kaisha Ltd.	Citibank N.A.	(8,720,596)	02/26/26	(0.17)%	1D P TONA	Monthly	(637,207)
Toyo Suisan Kaisha Ltd.	JPMorgan Chase Bank N.A.	(154,691)	02/10/26	(0.25)%	1D P TONA	Monthly	(12,024)
Toyo Suisan Kaisha Ltd.	JPMorgan Chase Bank N.A.	(679,297)	02/10/26	(0.68)%	1D P TONA	Monthly	(52,800)
Toyo Suisan Kaisha Ltd.	SG Americas Securities LLC	(3,335,955)	12/08/25	(0.21)%	1D P TONA	Monthly	(259,297)
Toyo Suisan Kaisha Ltd.	SG Americas Securities LLC	(1,446,029)	12/08/25	(0.25)%	1D P TONA	Monthly	(112,397)
Toyo Tanso Co., Ltd.	Bank of America N.A.	(192,749)	02/15/28	(0.15)%	1D P TONA	Monthly	4,268
Toyo Tanso Co., Ltd.	Barclays Bank PLC	(7,364,902)	05/12/27	(0.20)%	1D P TONA	Monthly	139,821
Toyo Tanso Co., Ltd.	BNP Paribas SA	(1,232,980)	03/24/27	(0.25)%	1D TONA	Monthly	27,304
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Toyo Tanso Co., Ltd.	Citibank N.A.	$ (1,193,728)	02/26/26	(0.25)%	1D P TONA	Monthly	$ 23,954
Toyo Tanso Co., Ltd.	Morgan Stanley & Co. International PLC	(2,176,799)	01/06/27	(0.25)%	1D P TONA	Monthly	43,680
Toyo Tanso Co., Ltd.	SG Americas Securities LLC	(2,117,987)	12/08/25	(0.25)%	1D P TONA	Monthly	44,703
Toyota Boshoku Corp.	Barclays Bank PLC	(6,414,614)	05/12/27	(0.15)%	1D P TONA	Monthly	220,065
Toyota Tsusho Corp.	Bank of America N.A.	(1,750,431)	02/15/28	(0.15)%	1D P TONA	Monthly	(153,844)
Toyota Tsusho Corp.	Bank of America N.A.	(1,382,363)	03/15/28	(0.15)%	1D P TONA	Monthly	(121,495)
Toyota Tsusho Corp.	Barclays Bank PLC	(8,987,485)	05/12/27	(0.20)%	1D P TONA	Monthly	(613,367)
Toyota Tsusho Corp.	Barclays Bank PLC	(23,785,652)	09/09/27	(0.20)%	1D P TONA	Monthly	(1,731,035)
Toyota Tsusho Corp.	Citibank N.A.	(11,992,550)	02/26/26	(0.16)%	1D P TONA	Monthly	(872,775)
Toyota Tsusho Corp.	Citibank N.A.	(923,161)	02/26/26	(0.21)%	1D P TONA	Monthly	(67,184)
Toyota Tsusho Corp.	JPMorgan Chase Bank N.A.	(2,308,528)	02/10/26	(0.15)%	1D P TONA	Monthly	(142,884)
Toyota Tsusho Corp.	JPMorgan Chase Bank N.A.	(4,047,120)	02/10/26	(0.15)%	1D P TONA	Monthly	(250,492)
TPG, Inc., Class A	BNP Paribas SA	(5,088,316)	04/16/26	(0.15)%	1D OBFR01	Monthly	148,806
Transcat, Inc.	BNP Paribas SA	(1,125,369)	04/16/26	(0.15)%	1D OBFR01	Monthly	(21,630)
Transcat, Inc.	SG Americas Securities LLC	(389,086)	12/08/25	(0.15)%	1D OBFR01	Monthly	(4,168)
TransUnion	UBS AG	(243,838)	04/18/28	0.00%	1D OBFR01	Monthly	6,711
Travel + Leisure Co.	SG Americas Securities LLC	(18,867,952)	12/08/25	(0.15)%	1D OBFR01	Monthly	(766,870)
TRE Holdings Corp.	Barclays Bank PLC	(6,005,257)	05/12/27	(0.19)%	1D P TONA	Monthly	87,183
TRE Holdings Corp.	Morgan Stanley & Co. International PLC	(626,353)	01/06/27	(0.25)%	1D P TONA	Monthly	9,093
TreeHouse Foods, Inc.	Morgan Stanley & Co. International PLC	(1,417,374)	01/04/27	(0.15)%	1D FEDL01	Monthly	84,296
Trex Co., Inc.	SG Americas Securities LLC	(2,843,763)	12/08/25	(0.15)%	1D OBFR01	Monthly	278,696
Tri Chemical Laboratories, Inc.	Barclays Bank PLC	(15,213,961)	05/12/27	(0.20)%	1D P TONA	Monthly	(474,898)
Tri Chemical Laboratories, Inc.	Morgan Stanley & Co. International PLC	(607,147)	01/06/27	(0.25)%	1D P TONA	Monthly	(20,175)
Trigano SA	Morgan Stanley & Co. International PLC	(11,181,742)	01/04/27	(0.26)%	1D ESTR	Monthly	462,429
TripAdvisor, Inc.	SG Americas Securities LLC	(11,153,068)	12/08/25	(0.15)%	1D OBFR01	Monthly	(385,801)
Tritax Big Box REIT PLC	SG Americas Securities LLC	(206,843)	12/08/25	0.00%	1D SONIA	Monthly	1,778
Triumph Financial, Inc.	Bank of America N.A.	(744,929)	02/15/28	(0.15)%	1D OBFR01	Monthly	(102,196)
Triumph Financial, Inc.	BNP Paribas SA	(1,088,204)	04/16/26	(0.15)%	1D OBFR01	Monthly	(149,290)
Triumph Financial, Inc.	Goldman Sachs Bank USA	(307,693)	08/19/26	(0.15)%	1D FEDL01	Monthly	(42,212)
Triumph Financial, Inc.	SG Americas Securities LLC	(3,682,966)	12/08/25	(0.15)%	1D OBFR01	Monthly	(446,627)
TrustCo Bank Corp.	Morgan Stanley & Co. International PLC	(135,903)	01/04/27	(0.15)%	1D FEDL01	Monthly	(2,908)
Tsuburaya Fields Holdings, Inc.	Barclays Bank PLC	(2,241,625)	05/12/27	(3.58)%	1D P TONA	Monthly	84,684
Tsuburaya Fields Holdings, Inc.	BNP Paribas SA	(381,961)	03/24/27	(0.15)%	1D TONA	Monthly	16,378
Tsuburaya Fields Holdings, Inc.	Morgan Stanley & Co. International PLC	(420,853)	01/06/27	(2.13)%	1D P TONA	Monthly	15,899
Tsuburaya Fields Holdings, Inc.	UBS AG	(484,797)	04/03/28	0.00%	1D P TONA	Monthly	20,787
Tsumura & Co.	Barclays Bank PLC	(1,514,096)	05/12/27	(0.20)%	1D P TONA	Monthly	(12,239)
TTM Technologies, Inc.	SG Americas Securities LLC	(2,342,681)	12/08/25	(0.15)%	1D OBFR01	Monthly	(427,908)
TUI AG	UBS AG	(7,008,758)	04/18/28	0.00%	1D ESTR	Monthly	180,654
TUI AG	UBS AG	(3,475,048)	09/03/29	0.00%	1D ESTR	Monthly	89,571
TV Asahi Holdings Corp.	Barclays Bank PLC	(769,321)	05/12/27	(0.15)%	1D P TONA	Monthly	(3,955)
TV Asahi Holdings Corp.	Morgan Stanley & Co. International PLC	(265,213)	01/06/27	(0.25)%	1D P TONA	Monthly	(1,364)
Two Harbors Investment Corp.	Citibank N.A.	(2,263,121)	06/25/26	(0.15)%	1D OBFR01	Monthly	13,884
Two Harbors Investment Corp.	Goldman Sachs Bank USA	(344,735)	08/18/26	(0.15)%	1D FEDL01	Monthly	2,814
Two Harbors Investment Corp.	SG Americas Securities LLC	(14,417,185)	12/08/25	(0.15)%	1D OBFR01	Monthly	319,093
Tyler Technologies, Inc.	UBS AG	(7,158,229)	04/18/28	0.00%	1D OBFR01	Monthly	367,714
UBE Corp.	Bank of America N.A.	(1,392,771)	02/15/28	0.00%	1D P TONA	Monthly	(15,587)
UBE Corp.	Barclays Bank PLC	(21,190,703)	05/12/27	(0.19)%	1D P TONA	Monthly	221,172
UBE Corp.	SG Americas Securities LLC	(864,537)	12/08/25	(0.25)%	1D P TONA	Monthly	4,527
Uber Technologies, Inc.	UBS AG	(266,493)	04/18/28	0.00%	1D OBFR01	Monthly	(2,066)
UDR, Inc.	UBS AG	(18,416,336)	04/18/28	0.00%	1D OBFR01	Monthly	1,193,301
U-Haul Holding Co.	BNP Paribas SA	(1,798,498)	04/16/26	(0.15)%	1D OBFR01	Monthly	70,557
U-Haul Holding Co.	SG Americas Securities LLC	(6,674,596)	12/08/25	(0.15)%	1D OBFR01	Monthly	260,582
UL Solutions, Inc., Class A	BNP Paribas SA	(156)	04/16/26	0.00%	1D OBFR01	Monthly	—

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Ulta Beauty, Inc.	SG Americas Securities LLC	$ (7,980,184)	12/08/25	(0.15)%	1D OBFR01	Monthly	$ 647,797
UMB Financial Corp.	Barclays Bank PLC	(10,415,232)	12/23/25	(0.15)%	1D OBFR01	Monthly	422,593
UMH Properties, Inc.	SG Americas Securities LLC	(13,400,379)	12/08/25	(0.15)%	1D OBFR01	Monthly	(332,418)
Unicaja Banco SA	SG Americas Securities LLC	(398,465)	12/08/25	0.10%	1D ESTR	Monthly	(8,111)
Unilever PLC	Goldman Sachs Bank USA	(2,543,476)	08/19/26	0.09%	1D SONIA	Monthly	(34,189)
Unilever PLC	JPMorgan Chase Bank N.A.	(8,497,261)	02/10/26	0.05%	1D SONIA	Monthly	(378,098)
Unilever PLC	JPMorgan Chase Bank N.A.	(27,943,898)	02/10/26	0.05%	1D SONIA	Monthly	(1,243,405)
Unilever PLC	Morgan Stanley & Co. International PLC	(1,958,980)	01/27/27	(0.25)%	1D SONIA	Monthly	35,962
United Airlines Holdings, Inc.	Morgan Stanley & Co. International PLC	(1,480,729)	01/06/27	(0.15)%	1D FEDL01	Monthly	34,300
United Overseas Bank Ltd.	Morgan Stanley & Co. International PLC	(9,059,554)	01/06/27	(0.30)%	SORA	Monthly	(18,157)
United Overseas Bank Ltd.	Morgan Stanley & Co. International PLC	(1,040,535)	01/07/27	(0.30)%	SORA	Monthly	(2,085)
United Overseas Bank Ltd.	SG Americas Securities LLC	(11,076,022)	12/08/25	(0.30)%	SORA	Monthly	274,797
United Parcel Service, Inc., Class B	UBS AG	(2,619,999)	04/18/28	0.00%	1D OBFR01	Monthly	(150,340)
United Parks & Resorts, Inc.	SG Americas Securities LLC	(6,908,283)	12/08/25	(0.15)%	1D OBFR01	Monthly	723,925
United Rentals, Inc.	BNP Paribas SA	(4,148,340)	04/16/26	(0.15)%	1D OBFR01	Monthly	605,251
United States Antimony Corp.	BNP Paribas SA	(141,986)	04/16/26	(0.15)%	1D OBFR01	Monthly	22,138
UnitedHealth Group, Inc.	BNP Paribas SA	(453,930)	04/16/26	0.00%	1D OBFR01	Monthly	(3)
Uniti Group, Inc.	Barclays Bank PLC	(1,406,864)	12/23/25	(0.15)%	1D OBFR01	Monthly	(53,233)
Uniti Group, Inc.	SG Americas Securities LLC	(5,303,425)	12/08/25	(0.15)%	1D OBFR01	Monthly	320,109
UPM-Kymmene OYJ	Bank of America N.A.	(2,214,668)	02/15/28	(0.26)%	1D ESTR	Monthly	(114,965)
UPM-Kymmene OYJ	BNP Paribas SA	(9,601,437)	03/24/27	(0.26)%	1D ESTR	Monthly	(331,933)
UPM-Kymmene OYJ	JPMorgan Chase Bank N.A.	(4,116,197)	02/10/26	(0.26)%	1D ESTR	Monthly	(219,553)
UPM-Kymmene OYJ	Morgan Stanley & Co. International PLC	(126,946)	01/04/27	(0.26)%	1D ESTR	Monthly	(1,286)
UPM-Kymmene OYJ	UBS AG	(7,534,800)	09/03/29	0.00%	1D ESTR	Monthly	(391,139)
Utz Brands, Inc., Class A	Bank of America N.A.	(347,008)	02/15/28	(0.15)%	1D OBFR01	Monthly	49,935
Utz Brands, Inc., Class A	Barclays Bank PLC	(218,524)	12/23/25	(0.15)%	1D OBFR01	Monthly	36,334
Valaris Ltd.	Morgan Stanley & Co. International PLC	(1,448,906)	01/04/27	(0.15)%	1D FEDL01	Monthly	(126,439)
Valley National Bancorp	Morgan Stanley & Co. International PLC	(11,159,931)	01/06/27	(0.15)%	1D FEDL01	Monthly	(770,546)
Valmet Oyj	BNP Paribas SA	(1,079,640)	03/24/27	(0.26)%	1D ESTR	Monthly	(40,406)
Valmet Oyj	SG Americas Securities LLC	(732)	12/08/25	(0.26)%	1D ESTR	Monthly	(16)
VAT Group AG	JPMorgan Chase Bank N.A.	(14,581,253)	02/10/26	(0.26)%	SSARON	Monthly	352,423
VAT Group AG	JPMorgan Chase Bank N.A.	(22,296,209)	02/10/26	(0.26)%	SSARON	Monthly	538,890
VAT Group AG	SG Americas Securities LLC	(4,706,131)	12/08/25	(0.25)%	SSARON	Monthly	41,850
VAT Group AG	UBS AG	(3,361,684)	04/18/28	0.00%	SSARON	Monthly	65,703
Vault Minerals Ltd.	BNP Paribas SA	(255,176)	09/07/26	(0.25)%	1D AONIA	Monthly	7,913
Verbund AG	Bank of America N.A.	(447,091)	02/15/28	(0.26)%	1D ESTR	Monthly	(16,685)
Verbund AG	Barclays Bank PLC	(2,943,651)	08/17/26	(0.26)%	1D ESTR	Monthly	(128,892)
Verbund AG	Barclays Bank PLC	(1,996,965)	12/10/26	(0.26)%	1D ESTR	Monthly	(87,440)
Verbund AG	BNP Paribas SA	(6,269,280)	08/17/26	(0.26)%	1D ESTR	Monthly	(225,742)
Verbund AG	JPMorgan Chase Bank N.A.	(1,275,535)	02/10/26	(0.26)%	1D ESTR	Monthly	(63,155)
Verbund AG	Morgan Stanley & Co. International PLC	(987,798)	01/06/27	(0.26)%	1D ESTR	Monthly	(43,252)
Verbund AG	UBS AG	(704,453)	04/18/28	0.00%	1D ESTR	Monthly	(26,289)
Verbund AG	UBS AG	(4,969,486)	09/03/29	0.00%	1D ESTR	Monthly	(184,375)
Vertex Pharmaceuticals, Inc.	SG Americas Securities LLC	(4,407,599)	12/08/25	(0.15)%	1D OBFR01	Monthly	(51,098)
Vertex, Inc., Class A	Barclays Bank PLC	(2,253,714)	12/23/25	(0.15)%	1D OBFR01	Monthly	235,949
Vertiv Holdings Co., Class A	Morgan Stanley & Co. International PLC	(2,522,201)	01/06/27	(0.15)%	1D FEDL01	Monthly	(312,648)
Vesuvius PLC	Morgan Stanley & Co. International PLC	(2,102,240)	01/04/27	(0.25)%	1D SONIA	Monthly	(45,751)
VGP NV	SG Americas Securities LLC	(1,600,068)	12/08/25	(0.26)%	1D ESTR	Monthly	(68,707)
VGP NV	UBS AG	(2,053,862)	04/24/28	0.00%	1D ESTR	Monthly	27,764
Viasat, Inc.	SG Americas Securities LLC	(6,077,101)	12/08/25	(0.15)%	1D OBFR01	Monthly	(695,127)
Viavi Solutions, Inc.	SG Americas Securities LLC	(151,470)	12/08/25	(0.15)%	1D OBFR01	Monthly	(54,169)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Vicat SACA	Bank of America N.A.	$ (643,916)	02/15/28	(0.26)%	1D ESTR	Monthly	$ (49,467)
Vicat SACA	Barclays Bank PLC	(4,004,906)	12/10/26	(0.26)%	1D ESTR	Monthly	(149,468)
Vicat SACA	Morgan Stanley & Co. International PLC	(2,863,528)	01/04/27	(0.26)%	1D ESTR	Monthly	(106,870)
Vicinity Ltd.	Barclays Bank PLC	(11,652,499)	05/12/27	(0.25)%	1D AONIA	Monthly	336,403
Vicinity Ltd.	Barclays Bank PLC	(6,448,122)	09/09/27	(0.25)%	1D AONIA	Monthly	186,155
Vicinity Ltd.	BNP Paribas SA	(10,525,093)	09/07/26	(0.25)%	1D AONIA	Monthly	62,409
Vicinity Ltd.	BNP Paribas SA	(8,339,722)	03/22/27	(0.25)%	1D AONIA	Monthly	49,451
Vicor Corp.	Morgan Stanley & Co. International PLC	(235,840)	01/04/27	(0.15)%	1D FEDL01	Monthly	(13,667)
Vicor Corp.	UBS AG	(2,352,404)	04/21/28	0.00%	1D OBFR01	Monthly	(1,371,791)
Victrex PLC	Bank of America N.A.	(454,456)	02/15/28	(0.25)%	1D SONIA	Monthly	(9,318)
Victrex PLC	SG Americas Securities LLC	(643,570)	12/08/25	(0.25)%	1D SONIA	Monthly	32,131
Vidrala SA	Bank of America N.A.	(3,033,906)	02/15/28	(0.26)%	1D ESTR	Monthly	98,020
Vidrala SA	BNP Paribas SA	(640,624)	03/17/27	(0.26)%	1D ESTR	Monthly	20,697
Vidrala SA	Goldman Sachs Bank USA	(959,656)	08/19/26	(0.26)%	1D ESTR	Monthly	31,005
Vidrala SA	UBS AG	(933,865)	04/24/28	0.00%	1D ESTR	Monthly	30,171
Vidrala SA, (Expires 11/26/25)	Bank of America N.A.	0	02/15/28	0.00%	1D ESTR	Monthly	(145,656)
Vidrala SA, (Expires 11/26/25)	BNP Paribas SA	0	03/17/27	0.00%	1D ESTR	Monthly	(30,756)
Vidrala SA, (Expires 11/26/25)	Goldman Sachs Bank USA	0	08/19/26	(0.26)%	1D ESTR	Monthly	(46,072)
Vidrala SA, (Expires 11/26/25)	UBS AG	0	04/24/28	0.00%	1D ESTR	Monthly	(44,834)
Vimian Group AB	Barclays Bank PLC	(418,844)	01/18/27	(1.25)%	1D STIBOR	Monthly	34,858
Vimian Group AB	BNP Paribas SA	(664,152)	11/17/25	(1.40)%	1D STIBOR	Monthly	(17,609)
Vimian Group AB	Goldman Sachs Bank USA	(387,758)	08/19/26	(1.42)%	1D STIBOR	Monthly	(10,281)
Vimian Group AB	Morgan Stanley & Co. International PLC	(58,179)	01/04/27	(1.50)%	1D STIBOR	Monthly	4,842
Vimian Group AB	SG Americas Securities LLC	(277,265)	12/08/25	(1.15)%	1D STIBOR	Monthly	(13,111)
Viper Energy, Inc., Class A	SG Americas Securities LLC	(20,601,022)	12/08/25	(0.15)%	1D OBFR01	Monthly	(201,847)
Virbac SA	Barclays Bank PLC	(1,269,074)	12/10/26	(0.26)%	1D ESTR	Monthly	4,747
Vishay Intertechnology, Inc.	SG Americas Securities LLC	(3,867,087)	12/08/25	(0.15)%	1D OBFR01	Monthly	(221,527)
Visional, Inc.	Bank of America N.A.	(4,866,537)	02/15/28	(0.25)%	1D P TONA	Monthly	(111,789)
Visional, Inc.	Barclays Bank PLC	(11,204,008)	05/12/27	(0.19)%	1D P TONA	Monthly	(391,254)
Vistry Group PLC	Barclays Bank PLC	(890,696)	08/17/26	(0.25)%	1D SONIA	Monthly	49,332
Vistry Group PLC	Barclays Bank PLC	(2,120,555)	12/10/26	(0.25)%	1D SONIA	Monthly	117,448
Vistry Group PLC	SG Americas Securities LLC	(2,482,470)	12/08/25	(0.25)%	1D SONIA	Monthly	(63,953)
Vistry Group PLC	SG Americas Securities LLC	(4,937,672)	12/08/25	(0.25)%	1D SONIA	Monthly	(127,204)
Vitec Software Group AB, Class B	Barclays Bank PLC	(844,410)	01/18/27	(0.26)%	1D STIBOR	Monthly	47,201
Vitec Software Group AB, Class B	BNP Paribas SA	(2,283,426)	11/17/25	(0.25)%	1D STIBOR	Monthly	260,143
Vitec Software Group AB, Class B	Goldman Sachs Bank USA	(355,323)	08/19/26	(0.26)%	1D STIBOR	Monthly	40,481
Vitec Software Group AB, Class B	Morgan Stanley & Co. International PLC	(290,527)	01/04/27	(0.26)%	1D STIBOR	Monthly	16,240
Vitesse Energy, Inc.	Barclays Bank PLC	(2,904,313)	12/23/25	(0.15)%	1D OBFR01	Monthly	(25,455)
Vivendi SE	Barclays Bank PLC	(3,188,975)	12/10/26	0.00%	1D ESTR	Monthly	(10,183)
Volkswagen AG	Goldman Sachs Bank USA	(3,959,557)	08/19/26	(0.14)%	1D ESTR	Monthly	(6,387)
Volkswagen AG	SG Americas Securities LLC	(30,587,033)	12/08/25	0.01%	1D ESTR	Monthly	222,426
Volkswagen AG	SG Americas Securities LLC	(16,995,570)	12/08/25	0.02%	1D ESTR	Monthly	104,590
Volkswagen AG	UBS AG	(5,536,767)	04/18/28	0.00%	1D ESTR	Monthly	(8,931)
Volvo AB, Class B	BNP Paribas SA	(7,892,786)	08/17/26	(0.25)%	1D STIBOR	Monthly	147,029
Vontier Corp.	Morgan Stanley & Co. International PLC	(5,066,058)	01/06/27	(0.15)%	1D FEDL01	Monthly	437,588
Vontobel Holding AG, Class N, Registered Shares	BNP Paribas SA	(2,433,060)	03/17/27	(0.26)%	SSARON	Monthly	(33,282)
Vossloh AG	Bank of America N.A.	(2,028,268)	02/15/28	(0.26)%	1D ESTR	Monthly	(23,981)
Vossloh AG	Barclays Bank PLC	(1,690,361)	12/10/26	(0.26)%	1D ESTR	Monthly	94,309
Vossloh AG	BNP Paribas SA	(2,045,845)	03/24/27	(0.26)%	1D ESTR	Monthly	(24,189)
Vossloh AG	Morgan Stanley & Co. International PLC	(1,287,186)	01/04/27	(0.26)%	1D ESTR	Monthly	71,815
Vossloh AG	SG Americas Securities LLC	(3,396,684)	12/08/25	(0.26)%	1D ESTR	Monthly	339,104
VSE Corp.	Bank of America N.A.	(4,577,192)	02/15/28	(0.15)%	1D OBFR01	Monthly	(676,982)
VSE Corp.	Goldman Sachs Bank USA	(3,813,802)	08/19/26	(0.15)%	1D FEDL01	Monthly	(564,074)
VSE Corp.	SG Americas Securities LLC	(6,319,664)	12/08/25	(0.14)%	1D OBFR01	Monthly	(626,036)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
W.R. Berkley Corp.	BNP Paribas SA	$ (21,997,341)	04/16/26	(0.15)%	1D OBFR01	Monthly	$ 1,454,203
W.W.Grainger, Inc.	Morgan Stanley & Co. International PLC	(11,280,978)	01/06/27	(0.15)%	1D FEDL01	Monthly	(141,015)
Wacoal Holdings Corp.	Bank of America N.A.	(3,028,028)	02/15/28	0.00%	1D P TONA	Monthly	161,619
Wacoal Holdings Corp.	Barclays Bank PLC	(12,108,572)	05/12/27	(0.20)%	1D P TONA	Monthly	928,878
Wacoal Holdings Corp.	BNP Paribas SA	(73,802)	03/24/27	(0.25)%	1D TONA	Monthly	4,059
Wacoal Holdings Corp.	Citibank N.A.	(905,070)	02/26/26	(0.15)%	1D P TONA	Monthly	71,650
WaFd, Inc.	UBS AG	(766,342)	04/21/28	0.00%	1D OBFR01	Monthly	5,785
Wallenstam AB, Class B	Bank of America N.A.	(6,064,975)	02/15/28	(0.26)%	1D STIBOR	Monthly	169,149
Wallenstam AB, Class B	Barclays Bank PLC	(3,321,001)	01/18/27	(0.26)%	1D STIBOR	Monthly	122,330
Warner Bros Discovery, Inc., Class A	SG Americas Securities LLC	(9,449,203)	12/08/25	(0.15)%	1D OBFR01	Monthly	(2,287,725)
Warrior Met Coal, Inc.	Goldman Sachs Bank USA	(3,245,929)	08/19/26	(0.15)%	1D FEDL01	Monthly	(109,302)
Warrior Met Coal, Inc.	SG Americas Securities LLC	(15,790,737)	12/08/25	(0.15)%	1D OBFR01	Monthly	(720,502)
Washington Trust Bancorp, Inc.	Bank of America N.A.	(558,290)	02/15/28	(0.15)%	1D OBFR01	Monthly	(7,267)
Washington Trust Bancorp, Inc.	SG Americas Securities LLC	(1,653,642)	12/08/25	(0.15)%	1D OBFR01	Monthly	17,798
Waters Corp.	Morgan Stanley & Co. International PLC	(7,454,932)	01/06/27	(0.15)%	1D FEDL01	Monthly	2,509
Watts Water Technologies, Inc., Class A	Bank of America N.A.	(2,416,599)	02/15/28	(0.15)%	1D OBFR01	Monthly	44,979
Watts Water Technologies, Inc., Class A	Morgan Stanley & Co. International PLC	(10,653,996)	01/06/27	(0.15)%	1D FEDL01	Monthly	275,841
WaVe Life Sciences Ltd.	SG Americas Securities LLC	(569,052)	12/08/25	(0.15)%	1D OBFR01	Monthly	(130,843)
WaVe Life Sciences Ltd.	UBS AG	(726,126)	04/21/28	0.00%	1D OBFR01	Monthly	(85,268)
Webster Financial Corp.	SG Americas Securities LLC	(7,092,277)	12/08/25	(0.15)%	1D OBFR01	Monthly	219,299
WEC Energy Group, Inc.	SG Americas Securities LLC	(774,429)	12/08/25	(0.15)%	1D OBFR01	Monthly	19,246
Welcia Holdings Co. Ltd.	UBS AG	(2,239,067)	04/03/28	0.00%	1D P TONA	Monthly	(124,628)
Welltower, Inc.	SG Americas Securities LLC	(9,006,918)	12/08/25	(0.15)%	1D OBFR01	Monthly	(34,762)
WESCO International, Inc.	BNP Paribas SA	(3,937,976)	04/16/26	(0.15)%	1D OBFR01	Monthly	(729,412)
West African Resources Ltd.	Barclays Bank PLC	(1,603,667)	05/12/27	(0.25)%	1D AONIA	Monthly	—
West Fraser Timber Co. Ltd.	BNP Paribas SA	(1,055,308)	04/16/26	(0.20)%	CABROVER	Monthly	118,715
West Fraser Timber Co. Ltd.	Goldman Sachs Bank USA	(790,484)	08/18/26	(0.15)%	1D CORRA	Monthly	88,924
West Fraser Timber Co. Ltd.	Morgan Stanley & Co. International PLC	(17,045,796)	01/04/27	(0.20)%	CABROVER	Monthly	1,483,508
West Fraser Timber Co. Ltd.	Morgan Stanley & Co. International PLC	(8,442,712)	01/06/27	(0.20)%	CABROVER	Monthly	734,775
West Fraser Timber Co. Ltd.	SG Americas Securities LLC	(827,086)	12/08/25	(0.20)%	CABROVER	Monthly	96,903
West Holdings Corp.	Bank of America N.A.	(626,918)	02/15/28	0.00%	1D P TONA	Monthly	106,603
West Holdings Corp.	Barclays Bank PLC	(7,509,279)	05/12/27	(0.20)%	1D P TONA	Monthly	680,143
West Holdings Corp.	Citibank N.A.	(1,687,052)	02/26/26	(0.25)%	1D P TONA	Monthly	159,583
West Holdings Corp.	Morgan Stanley & Co. International PLC	(441,570)	01/06/27	(0.25)%	1D P TONA	Monthly	41,769
West Holdings Corp.	UBS AG	(1,578,364)	04/03/28	0.00%	1D P TONA	Monthly	269,924
West Pharmaceutical Services, Inc.	Morgan Stanley & Co. International PLC	(483,135)	01/06/27	(0.15)%	1D FEDL01	Monthly	(51)
Western Alliance Bancorp	Barclays Bank PLC	(11,695,352)	12/23/25	(0.15)%	1D OBFR01	Monthly	203,540
Westpac Banking Corp.	Barclays Bank PLC	(13,128,183)	05/12/27	(0.25)%	1D AONIA	Monthly	189,327
Westpac Banking Corp.	Barclays Bank PLC	(12,123,676)	09/09/27	(0.25)%	1D AONIA	Monthly	127,918
Westpac Banking Corp.	BNP Paribas SA	(7,680,967)	09/07/26	(0.25)%	1D AONIA	Monthly	89,856
Westpac Banking Corp.	BNP Paribas SA	(17,394,234)	03/22/27	(0.25)%	1D AONIA	Monthly	211,440
Westshore Terminals Investment Corp.	Bank of America N.A.	(306,490)	02/15/28	(0.20)%	CABROVER	Monthly	(6,186)
Westshore Terminals Investment Corp.	Goldman Sachs Bank USA	(1,340,082)	08/19/26	(0.20)%	1D CORRA	Monthly	(27,046)
Westshore Terminals Investment Corp.	Morgan Stanley & Co. International PLC	(7,284,449)	01/04/27	(0.20)%	CABROVER	Monthly	(79,986)
Weyerhaeuser Co.	UBS AG	(724,142)	04/18/28	0.00%	1D OBFR01	Monthly	13,787
WH Smith PLC	Bank of America N.A.	(241,892)	02/15/28	(0.25)%	1D SONIA	Monthly	(14,276)
WH Smith PLC	SG Americas Securities LLC	(2,994,257)	12/08/25	0.02%	1D SONIA	Monthly	(100,576)
Wharf Holdings Ltd.	Bank of America N.A.	(78,193)	02/15/28	(0.30)%	HONIA	Monthly	4,612
Wharf Holdings Ltd.	Bank of America N.A.	(365,830)	02/15/28	(0.30)%	HONIA	Monthly	21,579
Wharf Holdings Ltd.	Citibank N.A.	(144,963)	02/25/26	(0.30)%	HONIA	Monthly	3,058
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Wharf Holdings Ltd.	Goldman Sachs Bank USA	$ (39,096)	08/19/26	(0.30)%	HONIA	Monthly	$ 2,306
Wharf Holdings Ltd.	Goldman Sachs Bank USA	(282,052)	08/19/26	(0.30)%	HONIA	Monthly	16,637
Wharf Holdings Ltd.	UBS AG	(874,082)	04/18/28	0.00%	HONIA	Monthly	51,559
Wharf Holdings Ltd.	UBS AG	(3,180,766)	09/03/29	0.00%	HONIA	Monthly	187,621
Whirlpool Corp.	Barclays Bank PLC	(10,920,471)	12/23/25	(0.75)%	1D OBFR01	Monthly	206,414
Whirlpool Corp.	SG Americas Securities LLC	(977,854)	12/08/25	(0.15)%	1D OBFR01	Monthly	69,729
Whitbread PLC	Bank of America N.A.	(5,392,004)	02/15/28	(0.25)%	1D SONIA	Monthly	545,324
Whitbread PLC	Barclays Bank PLC	(10,753,554)	08/17/26	(0.25)%	1D SONIA	Monthly	873,041
Whitbread PLC	BNP Paribas SA	(9,344,703)	03/22/27	0.00%	1D SONIA	Monthly	945,083
White Mountains Insurance Group Ltd.	SG Americas Securities LLC	(408,211)	12/08/25	(0.15)%	1D OBFR01	Monthly	636
Whitecap Resources, Inc.	Barclays Bank PLC	(1,424,293)	10/23/26	(0.20)%	CABROVER	Monthly	(30,660)
Whitecap Resources, Inc.	BNP Paribas SA	(3,721,636)	04/16/26	(0.20)%	CABROVER	Monthly	59,630
Whitecap Resources, Inc.	Morgan Stanley & Co. International PLC	(15,112,630)	01/04/27	(0.20)%	CABROVER	Monthly	(325,321)
Whitecap Resources, Inc.	Morgan Stanley & Co. International PLC	(8,523,402)	01/06/27	(0.20)%	CABROVER	Monthly	(183,478)
Wienerberger AG	Bank of America N.A.	(3,761,726)	02/15/28	(0.26)%	1D ESTR	Monthly	35,681
Williams-Sonoma, Inc.	SG Americas Securities LLC	(2,096,668)	12/08/25	(0.15)%	1D OBFR01	Monthly	(35,436)
Willis Lease Finance Corp.	Bank of America N.A.	(60,965)	02/15/28	(0.15)%	1D OBFR01	Monthly	2,809
Willis Lease Finance Corp.	UBS AG	(69,443)	04/21/28	0.00%	1D OBFR01	Monthly	3,199
Willis Towers Watson PLC	Barclays Bank PLC	(66,304,062)	12/23/25	(0.15)%	1D OBFR01	Monthly	4,107,999
Wilmar International Ltd.	Bank of America N.A.	(4,973,402)	02/15/28	(0.30)%	SORA	Monthly	(390,813)
Wilmar International Ltd.	Barclays Bank PLC	(4,424,880)	02/22/27	(0.30)%	SORA	Monthly	(235,225)
Wilmar International Ltd.	Barclays Bank PLC	(1,099,603)	09/09/27	(0.30)%	SORA	Monthly	(58,454)
Wilmar International Ltd.	BNP Paribas SA	(1,402,543)	09/07/26	(0.30)%	SORA	Monthly	(110,213)
Wilmar International Ltd.	BNP Paribas SA	(5,319,860)	03/22/27	(0.30)%	SORA	Monthly	(418,038)
Wilmar International Ltd.	Goldman Sachs Bank USA	(3,017,417)	08/19/26	(0.30)%	SORA	Monthly	(237,111)
Wilmar International Ltd.	SG Americas Securities LLC	(4,872,101)	12/08/25	(0.30)%	SORA	Monthly	(401,036)
Wilmar International Ltd.	SG Americas Securities LLC	(1,650,382)	12/08/25	(0.11)%	SORA	Monthly	(135,848)
Wingstop , Inc.	Morgan Stanley & Co. International PLC	(5,506,009)	01/06/27	(0.15)%	1D FEDL01	Monthly	940,965
Winmark Corp.	UBS AG	(141,967)	04/21/28	0.00%	1D OBFR01	Monthly	14,969
Wise PLC, Class A	BNP Paribas SA	(2,833,215)	08/17/26	(0.25)%	1D SONIA	Monthly	36,248
WiseTech Global Ltd.	Barclays Bank PLC	(33,181,407)	05/12/27	(0.25)%	1D AONIA	Monthly	6,081,300
WiseTech Global Ltd.	Barclays Bank PLC	(32,938,647)	09/09/27	(0.25)%	1D AONIA	Monthly	6,033,380
WiseTech Global Ltd.	Morgan Stanley & Co. International PLC	(1,229,704)	01/06/27	(0.30)%	1D AONIA	Monthly	225,373
WiseTech Global Ltd.	Morgan Stanley & Co. International PLC	(7,124)	01/07/27	(0.30)%	1D AONIA	Monthly	1,306
Woolworths Group Ltd.	Barclays Bank PLC	(9,346,943)	05/12/27	(0.25)%	1D AONIA	Monthly	(574,872)
Workiva, Inc., Class A	SG Americas Securities LLC	(1,037,030)	12/08/25	(0.15)%	1D OBFR01	Monthly	29,577
Worthington Industries, Inc.	Morgan Stanley & Co. International PLC	(1,151,482)	01/04/27	(0.15)%	1D FEDL01	Monthly	9,770
Worthington Steel, Inc.	SG Americas Securities LLC	(2,351,349)	12/08/25	(0.15)%	1D OBFR01	Monthly	(36,577)
Worthington Steel, Inc.	UBS AG	(115,565)	04/21/28	0.00%	1D OBFR01	Monthly	(4,974)
WPP PLC	Morgan Stanley & Co. International PLC	(18,597,709)	01/04/27	(0.25)%	1D SONIA	Monthly	3,951,686
WPP PLC	Morgan Stanley & Co. International PLC	(15,367,911)	01/27/27	(0.25)%	1D SONIA	Monthly	3,320,051
WPP PLC	SG Americas Securities LLC	(10,938,955)	12/08/25	(0.25)%	1D SONIA	Monthly	2,379,559
WSFS Financial Corp.	SG Americas Securities LLC	(175,388)	12/08/25	(0.15)%	1D OBFR01	Monthly	5,575
Wynn Resorts Ltd.	Morgan Stanley & Co. International PLC	(10,676,093)	01/06/27	(0.15)%	1D FEDL01	Monthly	35,769
Xcel Energy, Inc.	BNP Paribas SA	(23,924,518)	04/16/26	(0.15)%	1D OBFR01	Monthly	170,524
Xior Student Housing NV	Barclays Bank PLC	(402,946)	12/10/26	(0.26)%	1D ESTR	Monthly	12,333
Xior Student Housing NV	SG Americas Securities LLC	(75,129)	12/08/25	(0.26)%	1D ESTR	Monthly	772
Xometry, Inc., Class A	Goldman Sachs Bank USA	(834,157)	08/19/26	(0.15)%	1D FEDL01	Monthly	—
Xometry, Inc., Class A	SG Americas Securities LLC	(5,875,223)	12/08/25	(0.15)%	1D OBFR01	Monthly	433,629
XPEL, Inc.	Bank of America N.A.	(815,347)	02/15/28	(0.15)%	1D OBFR01	Monthly	19,146
XPEL, Inc.	Barclays Bank PLC	(2,441,184)	12/23/25	(0.15)%	1D OBFR01	Monthly	86,988

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
XPEL, Inc.	BNP Paribas SA	$ (159,654)	04/16/26	(0.15)%	1D OBFR01	Monthly	$ 3,749
XPEL, Inc.	Goldman Sachs Bank USA	(720,469)	08/19/26	(0.15)%	1D FEDL01	Monthly	16,918
XPEL, Inc.	UBS AG	(612,287)	04/21/28	0.00%	1D OBFR01	Monthly	14,378
Xponential Fitness, Inc., Class A	Bank of America N.A.	(858,735)	02/15/28	(0.15)%	1D OBFR01	Monthly	63,873
Xponential Fitness, Inc., Class A	BNP Paribas SA	(49,695)	04/16/26	(0.15)%	1D OBFR01	Monthly	3,696
Xvivo Perfusion AB	Bank of America N.A.	(47,105)	02/15/28	(0.26)%	1D STIBOR	Monthly	(8,186)
Xvivo Perfusion AB	Barclays Bank PLC	(932,374)	01/18/27	(0.26)%	1D STIBOR	Monthly	(48,012)
Xvivo Perfusion AB	SG Americas Securities LLC	(2,142,594)	12/08/25	(0.26)%	1D STIBOR	Monthly	(194,980)
Xylem, Inc.	Morgan Stanley & Co. International PLC	(543,054)	01/06/27	(0.15)%	1D FEDL01	Monthly	(10,566)
Yakult Honsha Co. Ltd.	Barclays Bank PLC	(8,434,069)	05/12/27	(0.20)%	1D P TONA	Monthly	408,220
Yakult Honsha Co. Ltd.	Barclays Bank PLC	(7,236,844)	09/09/27	(0.20)%	1D P TONA	Monthly	350,273
Yamaha Motor Co., Ltd.	Barclays Bank PLC	(6,532,498)	05/12/27	(0.20)%	1D P TONA	Monthly	154,842
Yamaha Motor Co., Ltd.	Barclays Bank PLC	(33,427,161)	09/09/27	(0.20)%	1D P TONA	Monthly	963,223
Yamaha Motor Co., Ltd.	JPMorgan Chase Bank N.A.	(240,940)	02/10/26	(0.15)%	1D P TONA	Monthly	6,785
Yamaha Motor Co., Ltd.	SG Americas Securities LLC	(1,755,525)	12/08/25	(0.25)%	1D P TONA	Monthly	49,438
Yamato Holdings Co., Ltd.	Barclays Bank PLC	(2,673,851)	05/12/27	(0.16)%	1D P TONA	Monthly	64,020
Yamato Holdings Co., Ltd.	Barclays Bank PLC	(3,671,490)	09/09/27	(0.16)%	1D P TONA	Monthly	87,907
Yamato Kogyo Co., Ltd.	Bank of America N.A.	(1,637,011)	02/15/28	0.00%	1D P TONA	Monthly	(14,414)
Yamato Kogyo Co., Ltd.	Barclays Bank PLC	(10,334,359)	05/12/27	(0.20)%	1D P TONA	Monthly	(305,356)
Yangzijiang Shipbuilding Holdings Ltd.	Bank of America N.A.	(3,359,066)	02/15/28	0.00%	SORA	Monthly	(330,977)
Yangzijiang Shipbuilding Holdings Ltd.	Morgan Stanley & Co. International PLC	(3,788,035)	01/07/27	(0.30)%	SORA	Monthly	(284,165)
Yellow Cake PLC	Bank of America N.A.	(953,689)	02/15/28	(0.25)%	1D SONIA	Monthly	(27,824)
Yellow Cake PLC	BNP Paribas SA	(3,155,520)	03/17/27	(0.25)%	1D SONIA	Monthly	(92,064)
Yellow Cake PLC	SG Americas Securities LLC	(3,129,845)	12/08/25	(0.25)%	1D SONIA	Monthly	(160,216)
YETI Holdings, Inc.	SG Americas Securities LLC	(18,650,201)	12/08/25	(0.15)%	1D OBFR01	Monthly	(141,715)
Yodoko Ltd.	Bank of America N.A.	(951,544)	02/15/28	0.00%	1D P TONA	Monthly	10,622
Yodoko Ltd.	Barclays Bank PLC	(4,444,475)	05/12/27	(0.17)%	1D P TONA	Monthly	61,094
Yodoko Ltd.	BNP Paribas SA	(992,470)	03/24/27	(0.25)%	1D TONA	Monthly	11,079
Yodoko Ltd.	JPMorgan Chase Bank N.A.	(930,311)	02/10/26	(0.17)%	1D P TONA	Monthly	1,193
Yodoko Ltd.	Morgan Stanley & Co. International PLC	(1,628,364)	01/06/27	(0.25)%	1D P TONA	Monthly	23,064
Yodoko Ltd.	SG Americas Securities LLC	(1,129,342)	12/08/25	(0.25)%	1D P TONA	Monthly	2,091
Yokogawa Electric Corp.	Bank of America N.A.	(2,985,821)	02/15/28	(0.15)%	1D P TONA	Monthly	(161,179)
Yokogawa Electric Corp.	Barclays Bank PLC	(3,932,287)	05/12/27	(0.15)%	1D P TONA	Monthly	(22,403)
Yokogawa Electric Corp.	Citibank N.A.	(633,568)	02/26/26	(0.15)%	1D P TONA	Monthly	(3,610)
Yokohama Rubber Co. Ltd.	Bank of America N.A.	(1,357,477)	02/15/28	(0.15)%	1D P TONA	Monthly	(77,221)
Yokohama Rubber Co. Ltd.	Bank of America N.A.	(621,333)	03/15/28	(0.15)%	1D P TONA	Monthly	(35,345)
Yokohama Rubber Co. Ltd.	Barclays Bank PLC	(557,754)	05/12/27	(0.15)%	1D P TONA	Monthly	11,712
Yokohama Rubber Co. Ltd.	Barclays Bank PLC	(3,816,784)	09/09/27	(0.15)%	1D P TONA	Monthly	80,145
Yokohama Rubber Co. Ltd.	Citibank N.A.	(5,209,345)	02/26/26	(0.16)%	1D P TONA	Monthly	109,386
Yokohama Rubber Co. Ltd.	JPMorgan Chase Bank N.A.	(734,230)	02/10/26	(0.15)%	1D P TONA	Monthly	9,743
Yokohama Rubber Co. Ltd.	JPMorgan Chase Bank N.A.	(1,341,869)	02/10/26	(0.15)%	1D P TONA	Monthly	17,807
Yonex Co. Ltd.	Bank of America N.A.	(1,390,383)	02/15/28	0.00%	1D P TONA	Monthly	(44,824)
Yonex Co. Ltd.	Barclays Bank PLC	(2,302,531)	05/12/27	(1.15)%	1D P TONA	Monthly	23,689
Yonex Co. Ltd.	Morgan Stanley & Co. International PLC	(64,970)	01/06/27	(0.25)%	1D P TONA	Monthly	668
York Water Co.	Bank of America N.A.	(1,481,548)	02/15/28	(0.15)%	1D OBFR01	Monthly	3,330
York Water Co.	Goldman Sachs Bank USA	(310,435)	08/19/26	(0.15)%	1D FEDL01	Monthly	698
York Water Co.	SG Americas Securities LLC	(383,804)	12/08/25	(0.15)%	1D OBFR01	Monthly	(5,006)
York Water Co.	UBS AG	(865,412)	04/21/28	0.00%	1D OBFR01	Monthly	1,945
YouGov PLC	SG Americas Securities LLC	(932,215)	12/08/25	(0.25)%	1D SONIA	Monthly	95,940
YouGov PLC	UBS AG	(401,882)	04/24/28	0.00%	1D SONIA	Monthly	(16,812)
Ypsomed Holding AG, Registered Shares	Bank of America N.A.	(119,938)	02/15/28	(0.26)%	SSARON	Monthly	574
Ypsomed Holding AG, Registered Shares, Registered Shares	Barclays Bank PLC	(3,406,300)	12/10/26	(0.26)%	SSARON	Monthly	(21,496)
Ypsomed Holding AG, Registered Shares, Registered Shares	Morgan Stanley & Co. International PLC	(2,045,731)	01/04/27	(0.26)%	SSARON	Monthly	(12,910)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Ypsomed Holding AG, Registered Shares, Registered Shares	SG Americas Securities LLC	$ (4,268,891)	12/08/25	(0.26)%	SSARON	Monthly	$ 212,077
Yum! Brands, Inc.	Morgan Stanley & Co. International PLC	(26,322,598)	01/06/27	(0.15)%	1D FEDL01	Monthly	1,571,813
Zalando SE	Bank of America N.A.	(427,242)	02/15/28	(0.26)%	1D ESTR	Monthly	40,250
Zalando SE	Barclays Bank PLC	(1,096,587)	08/17/26	0.05%	1D ESTR	Monthly	90,185
Zalando SE	Barclays Bank PLC	(1,749,092)	12/10/26	0.05%	1D ESTR	Monthly	143,847
Zalando SE	SG Americas Securities LLC	(1,873,550)	12/08/25	(0.26)%	1D ESTR	Monthly	246,811
Zalando SE	UBS AG	(15,389,519)	04/18/28	0.00%	1D ESTR	Monthly	1,449,831
Zalando SE	UBS AG	(7,720,175)	09/03/29	0.00%	1D ESTR	Monthly	727,310
Zensho Holdings Co. Ltd.	Bank of America N.A.	(1,808,601)	02/15/28	0.00%	1D P TONA	Monthly	121,192
Zensho Holdings Co. Ltd.	Barclays Bank PLC	(30,645,248)	05/12/27	(0.20)%	1D P TONA	Monthly	1,156,057
Zensho Holdings Co. Ltd.	Barclays Bank PLC	(44,801,979)	09/09/27	(0.20)%	1D P TONA	Monthly	1,614,262
Zensho Holdings Co. Ltd.	Citibank N.A.	(983,547)	02/26/26	(0.17)%	1D P TONA	Monthly	37,103
Zensho Holdings Co. Ltd.	Citibank N.A.	(685,894)	02/26/26	(0.19)%	1D P TONA	Monthly	25,875
Zensho Holdings Co. Ltd.	Goldman Sachs Bank USA	(180,193)	08/19/26	(0.25)%	1D P TONA	Monthly	12,074
Zensho Holdings Co. Ltd.	JPMorgan Chase Bank N.A.	(1,073,023)	02/10/26	(0.21)%	1D P TONA	Monthly	58,086
Zensho Holdings Co. Ltd.	JPMorgan Chase Bank N.A.	(2,560,772)	02/10/26	(0.23)%	1D P TONA	Monthly	138,623
Zensho Holdings Co. Ltd.	SG Americas Securities LLC	(1,033,525)	12/08/25	(0.25)%	1D P TONA	Monthly	55,948
Zensho Holdings Co. Ltd.	SG Americas Securities LLC	(1,040,108)	12/08/25	(0.25)%	1D P TONA	Monthly	56,304
Zensho Holdings Co. Ltd.	UBS AG	(86,759)	04/18/28	0.00%	1D P TONA	Monthly	5,814
Zensho Holdings Co. Ltd.	UBS AG	(1,828,622)	09/03/29	0.00%	1D P TONA	Monthly	122,533
Zoom Communications, Inc., Class A	Morgan Stanley & Co. International PLC	(3,172,803)	01/06/27	(0.15)%	1D FEDL01	Monthly	(201,951)
Zoom Communications, Inc., Class A	SG Americas Securities LLC	(9,037,902)	12/08/25	(0.15)%	1D OBFR01	Monthly	(835,313)
Zscaler, Inc.	Morgan Stanley & Co. International PLC	(11,211,914)	01/06/27	(0.15)%	1D FEDL01	Monthly	(653,164)
Zurn Elkay Water Solutions Corp., Class C	UBS AG	(3,513,658)	04/18/28	0.00%	1D OBFR01	Monthly	(43,194)
Total short positions of equity swaps							88,751,434
Total long and short positions of equity swaps							120,859,402
Net dividends and financing fees							(12,766,082)
Total equity swap contracts including dividends and financing fees							$ 108,093,320

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps and Options Written
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
OTC Swaps	$ —	$ —	$ 924,328,926	$ (814,580,690)	$ —
Options Written	N/A	(332,695)	188,086	—	(144,609)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 7,184,903	$ —	$ 2,398,227	$ —	$ 9,583,130
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	2,155,907	—	—	2,155,907

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Options purchased Investments at value — unaffiliated	$ —	$ —	$ 3,393,165	$ —	$ —	$ —	$ 3,393,165
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	924,328,926	—	—	—	924,328,926
	$ —	$ —	$ 934,906,994	$ 2,155,907	$ 2,398,227	$ —	$ 939,461,128
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 2,556,293	$ —	$ —	$ —	$ 2,556,293
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	6,273,541	—	—	6,273,541
Options written Options written at value	—	—	144,609	—	—	—	144,609
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	814,580,690	—	—	—	814,580,690
	$ —	$ —	$ 817,281,592	$ 6,273,541	$ —	$ —	$ 823,555,133

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 90,837,679	$ —	$ 1,050,769	$ —	$ 91,888,448
Forward foreign currency exchange contracts	—	—	—	13,416,060	—	—	13,416,060
Options purchased(a)	—	—	(9,936,920)	—	—	—	(9,936,920)
Options written	—	—	7,363,945	—	—	—	7,363,945
Swaps	—	—	53,946,230	—	—	—	53,946,230
	$ —	$ —	$ 142,210,934	$ 13,416,060	$ 1,050,769	$ —	$ 156,677,763
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 5,497,195	$ —	$ 3,355,965	$ —	$ 8,853,160
Forward foreign currency exchange contracts	—	—	—	(14,442,331)	—	—	(14,442,331)
Options purchased(b)	—	—	232,890	—	—	—	232,890
Options written	—	—	188,086	—	—	—	188,086
Swaps	—	—	44,527,939	—	—	—	44,527,939
	$ —	$ —	$ 50,446,110	$ (14,442,331)	$ 3,355,965	$ —	$ 39,359,744

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,094,034,975
Average notional value of contracts — short	1,223,537,756
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	164,734,619
Average amounts sold — in USD	303,492,778
Options:
Average value of option contracts purchased	4,698,297
Average value of option contracts written	1,611,335
Total return swaps:
Average notional value	286,369,802
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments (continued)
Equity swaps:
Average notional value — long	$17,502,893,682
Average notional value — short	17,676,376,237
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 2,668,419	$ 2,103,989
Forward foreign currency exchange contracts	2,155,907	6,273,541
Options	3,393,165 (a)	144,609
Swaps — OTC(b)	924,328,926	814,580,690
Total derivative assets and liabilities in the Statements of Assets and Liabilities	932,546,417	823,102,829
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(6,061,584)	(2,248,598)
Total derivative assets and liabilities subject to an MNA	$ 926,484,833	$ 820,854,231

(a)	Includes options purchased at value which is included in Investments at value — unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$ 60,056,286	$ (42,251,975)	$ —	$ —	$ 17,804,311
Barclays Bank PLC	277,165,676	(247,814,429)	—	(29,351,247)	—
BNP Paribas SA	74,103,959	(60,079,693)	—	—	14,024,266
Citibank N.A.	26,397,135	(24,529,333)	—	—	1,867,802
Goldman Sachs Bank USA	17,703,653	(14,885,469)	—	(2,818,184)	—
Goldman Sachs International	1,835,569	(25,344)	—	—	1,810,225
HSBC Bank PLC	1,535,391	(1,535,391)	—	—	—
JPMorgan Chase Bank N.A.	11,136,841	(11,136,841)	—	—	—
Morgan Stanley & Co. International PLC	108,195,028	(108,195,028)	—	—	—
SG Americas Securities LLC	248,403,743	(168,113,304)	—	—	80,290,439
UBS AG	99,951,552	(99,951,552)	—	—	—
	$ 926,484,833	$ (778,518,359)	$ —	$ (32,169,431)	$ 115,797,043

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Bank of America N.A.	$ 42,251,975	$ (42,251,975)	$ —	$ —	$ —
Barclays Bank PLC	247,814,429	(247,814,429)	—	—	—
BNP Paribas SA	60,079,693	(60,079,693)	—	—	—
Citibank N.A.	24,529,333	(24,529,333)	—	—	—
Goldman Sachs Bank USA	14,885,469	(14,885,469)	—	—	—
Goldman Sachs International	25,344	(25,344)	—	—	—
HSBC Bank PLC	4,346,309	(1,535,391)	(1,510,400)	—	1,300,518
JPMorgan Chase Bank N.A.	22,925,407	(11,136,841)	—	(6,150,000)	5,638,566
Morgan Stanley & Co. International PLC	109,763,207	(108,195,028)	—	(1,568,179)	—

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Global Equity Market Neutral Fund

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
SG Americas Securities LLC	$ 168,113,304	$ (168,113,304)	$ —	$ —	$ —
UBS AG	113,353,679	(99,951,552)	—	(13,402,127)	—
	$ 808,088,149	$ (778,518,359)	$ (1,510,400)	$ (21,120,306)	$ 6,939,084

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.  Net amount may be offset further by the options written receivable/payable on the
Statements of Assets and Liabilities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 174,958,099	$ —	$ —	$ 174,958,099
Preferred Securities
Preferred Stocks	—	—	1,283,516	1,283,516
U.S. Treasury Obligations	—	270,259,691	—	270,259,691
Short-Term Securities
Money Market Funds	61,602,496	—	—	61,602,496
U.S. Government Sponsored Agency Securities	—	32,139,551	—	32,139,551
U.S. Treasury Obligations	—	6,811,404,247	—	6,811,404,247
Options Purchased
Equity Contracts	3,393,165	—	—	3,393,165
	$ 239,953,760	$ 7,113,803,489	$ 1,283,516	$ 7,355,040,765
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 6,867,029	$ 924,646,800	$ —	$ 931,513,829
Foreign Currency Exchange Contracts	—	2,155,907	—	2,155,907
Interest Rate Contracts	2,398,227	—	—	2,398,227
Liabilities
Equity Contracts	(369,615)	(816,911,977)	—	(817,281,592)
Foreign Currency Exchange Contracts	—	(6,273,541)	—	(6,273,541)
	$ 8,895,641	$ 103,617,189	$ —	$ 112,512,830

(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities (unaudited)
October 31, 2025

	BlackRock Advantage Emerging Markets Fund	BlackRock Global Equity Market Neutral Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 52,616,346	$ 7,293,438,269
Investments, at value — affiliated(c)	2,849,951	61,602,496
Cash	—	4,200,930
Cash pledged:
Collateral — OTC derivatives	—	77,893,000
Futures contracts	106,000	96,846,000
Foreign currency, at value(d)	627,195	31,881,173
Receivables:
Investments sold	2,465,777	1,474,554
Securities lending income — affiliated	1,214	—
Swaps	—	1,713,671,861
Capital shares sold	5,560	135,603,112
Dividends — unaffiliated	47,691	78,207
Dividends — affiliated	9,367	194,185
Interest — unaffiliated	—	3,157,864
Due from broker	—	17,970,055
Variation margin on futures contracts	—	2,668,419
Unrealized appreciation on:
Forward foreign currency exchange contracts	—	2,155,907
OTC swaps	—	924,328,926
Prepaid expenses	60,565	179,656
Total assets	58,789,666	10,367,344,614
LIABILITIES
Cash received as collateral for OTC derivatives	—	145,620,000
Collateral on securities loaned	119,262	—
Options written, at value(e)	—	144,609
Payables:
Investments purchased	2,489,312	168,971,857
Swaps	—	1,873,437,550
Accounting services fees	3,035	22,630
Administration fees	—	223,599
Capital shares redeemed	99	108,533,338
Custodian fees	—	102,377
Deferred foreign capital gain tax	126,291	—
Investment advisory fees	12,019	6,780,034
Trustees’ and Officer’s fees	2,675	—
Other accrued expenses	26,156	3,411
Professional fees	177	19,987
Service and distribution fees	1,321	127,093
Transfer agent fees	4,784	916,192
Variation margin on futures contracts	7,657	2,103,989

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited) (continued)
October 31, 2025
	BlackRock Advantage Emerging Markets Fund	BlackRock Global Equity Market Neutral Fund
Unrealized depreciation on:
Forward foreign currency exchange contracts	$ —	$ 6,273,541
OTC swaps	—	814,580,690
Total liabilities	2,792,788	3,127,860,897
Commitments and contingent liabilities
NET ASSETS	$ 55,996,878	$ 7,239,483,717
NET ASSETS CONSIST OF
Paid-in capital	$ 80,118,528	$ 6,902,611,635
Accumulated earnings (loss)	(24,121,650)	336,872,082
NET ASSETS	$ 55,996,878	$ 7,239,483,717
(a) Investments, at cost—unaffiliated	$40,398,080	$7,240,049,365
(b) Securities loaned, at value	$116,246	$—
(c) Investments, at cost—affiliated	$2,849,951	$61,602,496
(d) Foreign currency, at cost	$627,594	$32,256,740
(e) Premiums received	$—	$332,695
Statements of Assets and Liabilities

Statements of Assets and Liabilities (unaudited) (continued)
October 31, 2025

	BlackRock Advantage Emerging Markets Fund	BlackRock Global Equity Market Neutral Fund
NET ASSET VALUE
Institutional
Net assets	$ 6,199,132	$ 5,748,615,246
Shares outstanding	498,506	397,058,208
Net asset value	$ 12.44	$ 14.48
Shares authorized	Unlimited	Unlimited
Par value	$0.001	$0.001
Investor A
Net assets	$ 3,890,482	$ 539,752,258
Shares outstanding	319,766	38,155,825
Net asset value	$ 12.17	$ 14.15
Shares authorized	Unlimited	Unlimited
Par value	$0.001	$0.001
Investor C
Net assets	$ 670,450	$ 21,085,072
Shares outstanding	58,499	1,633,557
Net asset value	$ 11.46	$ 12.91
Shares authorized	Unlimited	Unlimited
Par value	$0.001	$0.001
Class K
Net assets	$ 45,236,814	$ 930,031,141
Shares outstanding	3,637,325	63,970,023
Net asset value	$ 12.44	$ 14.54
Shares authorized	Unlimited	Unlimited
Par value	$0.001	$0.001
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended October 31, 2025

	BlackRock Advantage Emerging Markets Fund	BlackRock Global Equity Market Neutral Fund
INVESTMENT INCOME
Dividends — unaffiliated	$861,269	$485,468
Dividends — affiliated	61,861	548,751
Interest — unaffiliated	6,107	124,423,730
Securities lending income — affiliated — net	1,791	—
Foreign taxes withheld	(96,115)	(3,284)
Total investment income	834,913	125,454,665
EXPENSES
Investment advisory	212,547	35,557,527
Custodian	94,445	273,327
Professional	56,031	102,960
Registration	30,224	515,460
Administration	11,292	1,091,645
Transfer agent — class specific	9,383	3,031,199
Accounting services	9,249	279,186
Printing and postage	8,209	18,778
Service and distribution — class specific	7,599	629,329
Administration — class specific	5,314	613,615
Trustees and Officer	3,889	19,735
Miscellaneous	11,839	81,561
Total expenses excluding interest expense	460,021	42,214,322
Interest expense — unaffiliated	6,271	32,643
Total expenses	466,292	42,246,965
Less:
Administration fees waived	(11,292)	—
Administration fees waived by the Manager — class specific	(5,313)	(392,074)
Fees waived and/or reimbursed by the Manager	(212,450)	(9,973)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(6,365)	(432,695)
Total expenses after fees waived and/or reimbursed	230,872	41,412,223
Net investment income	604,041	84,042,442
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	5,145,267	2,467,884
Investments — affiliated	20	—
Forward foreign currency exchange contracts	—	13,416,060
Foreign currency transactions	52,791	(2,019,091)
Futures contracts	2,422,733	91,888,448
Options written	—	7,363,945
Swaps	—	53,946,230
	7,620,811	167,063,476
Statements of Operations

Statements of Operations (unaudited) (continued)
Six Months Ended October 31, 2025
	BlackRock Advantage Emerging Markets Fund	BlackRock Global Equity Market Neutral Fund
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	$5,259,088	$25,628,605
Investments — affiliated	(19)	—
Forward foreign currency exchange contracts	—	(14,442,331)
Foreign currency translations	(5,088)	893,782
Futures contracts	(1,533,041)	8,853,160
Options written	—	188,086
Swaps	—	44,527,939
	3,720,940	65,649,241
Net realized and unrealized gain	11,341,751	232,712,717
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,945,792	$316,755,159
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(65,656)	$—
(b) Net of increase in deferred foreign capital gain tax of	$(54,562)	$—
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock Advantage Emerging Markets Fund		BlackRock Global Equity Market Neutral Fund
	Six Months Ended 10/31/25 (unaudited)	Year Ended 04/30/25	Six Months Ended 10/31/25 (unaudited)	Year Ended 04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$604,041	$2,746,142	$84,042,442	$88,942,300
Net realized gain (loss)	7,620,811	(2,600,772)	167,063,476	275,095,201
Net change in unrealized appreciation (depreciation)	3,720,940	2,979,402	65,649,241	97,387,054
Net increase in net assets resulting from operations	11,945,792	3,124,772	316,755,159	461,424,555
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(169,555)	(121,001)	(228,511,792)	(245,288,129)
Investor A	(110,236)	(84,633)	(19,302,108)	(24,168,230)
Investor C	(17,362)	(8,427)	(882,821)	(1,361,145)
Class K	(1,166,725)	(1,947,845)	(44,045,885)	(29,600,803)
Decrease in net assets resulting from distributions to shareholders	(1,463,878)	(2,161,906)	(292,742,606)	(300,418,307)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(86,966)	(46,585,849)	2,436,434,723	2,771,062,032
NET ASSETS
Total increase (decrease) in net assets	10,394,948	(45,622,983)	2,460,447,276	2,932,068,280
Beginning of period	45,601,930	91,224,913	4,779,036,441	1,846,968,161
End of period	$55,996,878	$45,601,930	$7,239,483,717	$4,779,036,441

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund
	Institutional
	Six Months Ended 10/31/25 (unaudited)	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of period	$10.19	$9.90	$9.29	$10.11	$13.24	$8.85
Net investment income(a)	0.13	0.25	0.20	0.28	0.20	0.15
Net realized and unrealized gain (loss)	2.46	0.28	0.60	(0.75)	(3.17)	4.43
Net increase (decrease) from investment operations	2.59	0.53	0.80	(0.47)	(2.97)	4.58
Distributions from net investment income(b)	(0.34)	(0.24)	(0.19)	(0.35)	(0.16)	(0.19)
Net asset value, end of period	$12.44	$10.19	$9.90	$9.29	$10.11	$13.24
Total Return(c)
Based on net asset value	25.88%(d)	5.32%	8.76%	(4.57)%	(22.62)%	52.00%
Ratios to Average Net Assets(e)
Total expenses	1.81%(f)	1.35%	1.43%	1.48%	1.19%	1.40%
Total expenses after fees waived and/or reimbursed	0.87%(f)	0.85%	0.85%	0.85%	0.85%	0.85%
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.85%(f)	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	2.21%(f)	2.43%	2.14%	3.00%	1.62%	1.29%
Supplemental Data
Net assets, end of period (000)	$6,199	$4,753	$5,598	$6,362	$9,583	$17,216
Portfolio turnover rate	116%	274%	162%	159%	183%	180%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund (continued)
	Investor A
	Six Months Ended 10/31/25 (unaudited)	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of period	$9.98	$9.70	$9.11	$9.93	$13.00	$8.69
Net investment income(a)	0.11	0.21	0.17	0.23	0.15	0.11
Net realized and unrealized gain (loss)	2.41	0.28	0.58	(0.72)	(3.09)	4.36
Net increase (decrease) from investment operations	2.52	0.49	0.75	(0.49)	(2.94)	4.47
Distributions from net investment income(b)	(0.33)	(0.21)	(0.16)	(0.33)	(0.13)	(0.16)
Net asset value, end of period	$12.17	$9.98	$9.70	$9.11	$9.93	$13.00
Total Return(c)
Based on net asset value	25.58%(d)	5.01%	8.38%	(4.84)%	(22.83)%	51.62%
Ratios to Average Net Assets(e)
Total expenses	2.19%(f)	1.70%	1.77%	1.87%	1.52%	1.74%
Total expenses after fees waived and/or reimbursed	1.17%(f)	1.15%	1.15%	1.15%	1.15%	1.14%
Total expenses after fees waived and/or reimbursed and excluding interest expense	1.15%(f)	1.15%	1.15%	1.15%	1.15%	1.14%
Net investment income	1.97%(f)	2.12%	1.81%	2.54%	1.29%	0.98%
Supplemental Data
Net assets, end of period (000)	$3,890	$3,380	$4,256	$4,428	$5,246	$7,125
Portfolio turnover rate	116%	274%	162%	159%	183%	180%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund (continued)
	Investor C
	Six Months Ended 10/31/25 (unaudited)	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of period	$9.43	$9.18	$8.65	$9.46	$12.36	$8.29
Net investment income(a)	0.06	0.13	0.09	0.15	0.07	0.04
Net realized and unrealized gain (loss)	2.27	0.26	0.55	(0.68)	(2.96)	4.14
Net increase (decrease) from investment operations	2.33	0.39	0.64	(0.53)	(2.89)	4.18
Distributions from net investment income(b)	(0.30)	(0.14)	(0.11)	(0.28)	(0.01)	(0.11)
Net asset value, end of period	$11.46	$9.43	$9.18	$8.65	$9.46	$12.36
Total Return(c)
Based on net asset value	25.08%(d)	4.22%	7.53%	(5.51)%	(23.40)%	50.49%
Ratios to Average Net Assets(e)
Total expenses	2.89%(f)	2.47%	2.58%	2.75%	2.43%	2.56%
Total expenses after fees waived and/or reimbursed	1.92%(f)	1.90%	1.90%	1.90%	1.90%	1.90%
Total expenses after fees waived and/or reimbursed and excluding interest expense	1.90%(f)	1.90%	1.90%	1.90%	1.90%	1.90%
Net investment income	1.20%(f)	1.35%	1.05%	1.72%	0.61%	0.43%
Supplemental Data
Net assets, end of period (000)	$670	$558	$562	$430	$282	$550
Portfolio turnover rate	116%	274%	162%	159%	183%	180%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund (continued)
	Class K
	Six Months Ended 10/31/25 (unaudited)	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of period	$10.17	$9.90	$9.29	$10.11	$13.24	$8.84
Net investment income(a)	0.13	0.26	0.20	0.29	0.20	0.16
Net realized and unrealized gain (loss)	2.48	0.25	0.60	(0.76)	(3.16)	4.43
Net increase (decrease) from investment operations	2.61	0.51	0.80	(0.47)	(2.96)	4.59
Distributions from net investment income(b)	(0.34)	(0.24)	(0.19)	(0.35)	(0.17)	(0.19)
Net asset value, end of period	$12.44	$10.17	$9.90	$9.29	$10.11	$13.24
Total Return(c)
Based on net asset value	25.77%(d)	5.15%	8.80%	(4.53)%	(22.59)%	52.19%
Ratios to Average Net Assets(e)
Total expenses	1.70%(f)	1.23%	1.34%	1.38%	1.13%	1.36%
Total expenses after fees waived and/or reimbursed	0.83%(f)	0.81%	0.81%	0.81%	0.81%	0.81%
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.81%(f)	0.81%	0.81%	0.81%	0.81%	0.81%
Net investment income	2.32%(f)	2.50%	2.13%	3.07%	1.63%	1.36%
Supplemental Data
Net assets, end of period (000)	$45,237	$36,911	$80,809	$73,416	$126,023	$150,108
Portfolio turnover rate	116%	274%	162%	159%	183%	180%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Global Equity Market Neutral Fund
	Institutional
	Six Months Ended 10/31/25 (unaudited)	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of period	$14.44	$14.02	$12.19	$11.49	$11.98	$11.42
Net investment income (loss)(a)	0.20	0.45	0.47	0.14	(0.15)	(0.17)
Net realized and unrealized gain (loss)	0.55	1.76	2.30	0.56	(0.20)	0.76
Net increase (decrease) from investment operations	0.75	2.21	2.77	0.70	(0.35)	0.59
Distributions(b)
From net investment income	(0.67)	(1.79)	(0.94)	—	—	—
From net realized gain	(0.04)	—	—	—	(0.14)	(0.03)
Total distributions	(0.71)	(1.79)	(0.94)	—	(0.14)	(0.03)
Net asset value, end of period	$14.48	$14.44	$14.02	$12.19	$11.49	$11.98
Total Return(c)
Based on net asset value	5.45%(d)	16.96%	23.64%	6.09%	(2.94)%(e)	5.21%(f)
Ratios to Average Net Assets(g)
Total expenses	1.37%(h)	1.42%	1.54%	1.57%	1.58%	1.82%
Total expenses after fees waived and/or reimbursed	1.34%(h)	1.34%	1.34%	1.34%	1.36%	1.57%
Net investment income (loss)	2.75%(h)	3.22%	3.61%	1.24%	(1.29)%	(1.49)%
Supplemental Data
Net assets, end of period (000)	$5,748,615	$3,748,126	$1,502,122	$565,027	$565,502	$459,420
Portfolio turnover rate(i)	68%	44%	27%	79%	31%	43%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes payments from an affiliate, which impacted the Fund’s total return. Excluding the payments, the Fund’s total return would have been 5.12%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Global Equity Market Neutral Fund (continued)
	Investor A
	Six Months Ended 10/31/25 (unaudited)	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of period	$14.13	$13.77	$11.96	$11.30	$11.82	$11.27
Net investment income (loss)(a)	0.18	0.41	0.27	0.11	(0.18)	(0.20)
Net realized and unrealized gain (loss)	0.54	1.72	2.43	0.55	(0.20)	0.75
Net increase (decrease) from investment operations	0.72	2.13	2.70	0.66	(0.38)	0.55
Distributions(b)
From net investment income	(0.66)	(1.77)	(0.89)	—	—	—
From net realized gain	(0.04)	—	—	—	(0.14)	(0.00)(c)
Total distributions	(0.70)	(1.77)	(0.89)	—	(0.14)	(0.00)
Net asset value, end of period	$14.15	$14.13	$13.77	$11.96	$11.30	$11.82
Total Return(d)
Based on net asset value	5.35%(e)	16.66%	23.42%	5.84%	(3.23)%(f)	4.92%(g)
Ratios to Average Net Assets(h)
Total expenses	1.65%(i)	1.70%	1.79%	1.83%	1.86%	2.07%
Total expenses after fees waived and/or reimbursed	1.59%(i)	1.59%	1.59%	1.59%	1.61%	1.82%
Net investment income (loss)	2.50%(i)	2.97%	2.09%	1.00%	(1.54)%	(1.75)%
Supplemental Data
Net assets, end of period (000)	$539,752	$339,098	$118,392	$22,462	$25,229	$23,390
Portfolio turnover rate(j)	68%	44%	27%	79%	31%	43%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Includes payments received from an affiliate, which impacted the Fund’s total return. Excluding the payments, the Fund’s total return would have been 4.83%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Global Equity Market Neutral Fund (continued)
	Investor C
	Six Months Ended 10/31/25 (unaudited)	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of period	$12.98	$12.77	$11.18	$10.64	$11.22	$10.77
Net investment income (loss)(a)	0.12	0.35	0.34	0.03	(0.25)	(0.27)
Net realized and unrealized gain (loss)	0.49	1.53	2.07	0.51	(0.19)	0.72
Net increase (decrease) from investment operations	0.61	1.88	2.41	0.54	(0.44)	0.45
Distributions(b)
From net investment income	(0.64)	(1.67)	(0.82)	—	—	—
From net realized gain	(0.04)	—	—	—	(0.14)	—
Total distributions	(0.68)	(1.67)	(0.82)	—	(0.14)	—
Net asset value, end of period	$12.91	$12.98	$12.77	$11.18	$10.64	$11.22
Total Return(c)
Based on net asset value	4.94%(d)	15.87%	22.35%	5.08%	(3.95)%(e)	4.18%(f)
Ratios to Average Net Assets(g)
Total expenses	2.31%(h)	2.37%	2.51%	2.63%	2.64%	2.86%
Total expenses after fees waived and/or reimbursed	2.31%(h)	2.34%	2.34%	2.34%	2.36%	2.57%
Net investment income (loss)	1.77%(h)	2.79%	2.88%	0.25%	(2.30)%	(2.44)%
Supplemental Data
Net assets, end of period (000)	$21,085	$14,265	$9,786	$5,281	$4,386	$6,817
Portfolio turnover rate(i)	68%	44%	27%	79%	31%	43%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes payments received from an affiliate, which impacted the Fund’s total return. Excluding the payments, the Fund’s total return would have been 4.09%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Global Equity Market Neutral Fund (continued)
	Class K
	Six Months Ended 10/31/25 (unaudited)	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of period	$14.49	$14.06	$12.23	$11.52	$12.00	$11.44
Net investment income (loss)(a)	0.21	0.40	0.50	0.19	(0.14)	(0.25)
Net realized and unrealized gain (loss)	0.55	1.83	2.28	0.52	(0.20)	0.85
Net increase (decrease) from investment operations	0.76	2.23	2.78	0.71	(0.34)	0.60
Distributions(b)
From net investment income	(0.67)	(1.80)	(0.95)	—	—	—
From net realized gain	(0.04)	—	—	—	(0.14)	(0.04)
Total distributions	(0.71)	(1.80)	(0.95)	—	(0.14)	(0.04)
Net asset value, end of period	$14.54	$14.49	$14.06	$12.23	$11.52	$12.00
Total Return(c)
Based on net asset value	5.51%(d)	17.03%	23.66%	6.16%	(2.85)%(e)	5.24%(e)
Ratios to Average Net Assets(f)
Total expenses	1.26%(g)	1.31%	1.44%	1.48%	1.51%	1.77%
Total expenses after fees waived and/or reimbursed	1.26%(g)	1.29%	1.29%	1.29%	1.31%	1.52%
Net investment income (loss)	2.84%(g)	2.83%	3.89%	1.59%	(1.24)%	(2.07)%
Supplemental Data
Net assets, end of period (000)	$930,031	$677,547	$216,669	$123,399	$7,080	$5,151
Portfolio turnover rate(h)	68%	44%	27%	79%	31%	43%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Massachusetts business trust.  The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BlackRock Advantage Emerging Markets Fund	Advantage Emerging Markets	Diversified
BlackRock Global Equity Market Neutral Fund	Global Equity Market Neutral	Diversified
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors.  Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Certain Russian securities held by BlackRock Advantage Emerging Markets Fund declared dividends during the period.  However, there is no assurance these dividends can be collected by the Fund due to restrictions imposed by the Russian government. As a result, the Fund has not recognized investment income associated with these Russian securities. Any future recognition of these dividend payments, or other dividends of Russian securities declared in prior periods subject to the same or similar restrictions imposed by Russia or other government agencies, could have a material accretive effect on the Fund’s net asset value per share.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Funds are recorded on the ex-dividend dates.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of each Fund (the “Board”) has approved the designation of each Fund’s Manager  as the valuation designee for each Fund.  Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Advantage Emerging Markets’s securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Advantage Emerging Markets
J.P. Morgan Securities LLC	$ 115,990	$ (115,990)	$ —	$ —
SG Americas Securities LLC	256	(256)	—	—
	$ 116,246	$ (116,246)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements  of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of  Assets and Liabilities.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
•Equity and Total return swaps — Equity and total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that the Fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread.
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements  of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds.  Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty,  each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
	Investment Advisory Fees
Average Daily Net Assets	Advantage Emerging Markets	Global Equity Market Neutral
First $1 billion	0.80%	1.25%
$1 billion — $3 billion	0.75	1.18
$3 billion — $5 billion	0.72	1.13
$5 billion — $10 billion	0.70	1.09
Greater than $10 billion	0.68	1.06
With respect to Global Equity Market Neutral, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Global Equity Market Neutral to the Manager.
Service and Distribution Fees:  The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates/reimburses BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended October 31, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Investor A	Investor C	Total
Advantage Emerging Markets	$ 4,483	$ 3,116	$ 7,599
Global Equity Market Neutral	539,895	89,434	629,329
Administration:  The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million — $1 billion	0.0400
$1 billion — $2 billion	0.0375
$2 billion — $4 billion	0.0350
$4 billion — $13 billion	0.0325
Greater than $13 billion	0.0300
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended October 31, 2025, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$ 562	$ 359	$ 62	$ 4,331	$ 5,314
Global Equity Market Neutral	480,350	43,191	1,789	88,285	613,615
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended October 31, 2025, the Funds did not pay any amounts to affiliates in return for these services.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended October 31, 2025, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$ 59	$ 266	$ 49	$ 125	$ 499
Global Equity Market Neutral	2,209	818	41	432	3,500
For the six months ended October 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$ 3,323	$ 4,270	$ 626	$ 1,164	$ 9,383
Global Equity Market Neutral	2,709,514	314,760	5,039	1,886	3,031,199
Other Fees:  For the six months ended October 31, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:
Fund Name	Investor A
Advantage Emerging Markets	$ 251
Global Equity Market Neutral	11,841
For the six months ended October 31, 2025, affiliates received CDSCs as follows:
Fund Name	Investor C
Advantage Emerging Markets	$ 200
Global Equity Market Neutral	2,904
Expense Limitations, Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended October 31, 2025, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Advantage Emerging Markets	$ 1,391
Global Equity Market Neutral	9,973
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund.  For the six months ended October 31, 2025, there were no fees waived by the Manager pursuant to this arrangement.
With respect to Advantage Emerging Markets, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit other expenses (“expense limitation”) through June 30, 2027. Other expenses include accounting, administration, transfer agency, custody, professional and registration fees and exclude dividend expense, interest expense, and certain other fund expenses that constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitations as a percentage of average daily net assets are as follows:
Fund Name/Share Class	Expense Limitation
Advantage Emerging Markets
Institutional	0.05%
Investor A	0.10
Investor C	0.10
Class K	0.01
With respect to Global Equity Market Neutral, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name/Share Class	Expense Limitation
Global Equity Market Neutral
Institutional	1.34%
Investor A	1.59
Investor C	2.34
Class K	1.29
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund.  For the six months ended October 31, 2025, amounts included in the Statements of Operations were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Advantage Emerging Markets	$ 211,059

Fund Name	Administration Fees Waived
Advantage Emerging Markets	$ 11,292
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager— class specific, respectively, in the Statements of Operations. For the six months ended October 31, 2025, class specific expense waivers and/or reimbursements were as follows:
	Administration Fees Waived by the Manager- Class Specific
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$ 562	$ 359	$ 62	$ 4,330	$ 5,313
Global Equity Market Neutral	348,883	43,191	—	—	392,074

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$ 2,200	$ 2,656	$ 346	$ 1,163	$ 6,365
Global Equity Market Neutral	341,061	91,634	—	—	432,695
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and  any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, Advantage Emerging Markets retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, Advantage Emerging Markets, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Advantage Emerging Markets is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended October 31, 2025, the Advantage Emerging Markets paid BIM $359 for securities lending agent services.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Other Transactions:  The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended October 31, 2025, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
Advantage Emerging Markets	$1,007,623	$790,149	$106,611
7.
 PURCHASES AND SALES
For the six months ended October 31, 2025, purchases and sales of investments, excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
Advantage Emerging Markets	$ —	$ —	$ 57,488,749	$ 56,078,246
Global Equity Market Neutral	264,692,939	361,588,689	158,410,437	96,659,831
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of April 30, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards(a)
Advantage Emerging Markets	$ (38,699,125)
Global Equity Market Neutral	—

(a)	Amounts available to offset future realized capital gains.
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Advantage Emerging Markets	$ 47,480,975	$ 15,382,706	$ (7,292,806)	$ 8,089,900
Global Equity Market Neutral	7,301,652,645	998,103,398	(831,869,753)	166,233,645
9.
BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended October 31, 2025, the Funds did not borrow under the credit agreement.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

10.
PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements  and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased, exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded options purchased, exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be  more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 10/31/25		Year Ended 04/30/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Advantage Emerging Markets
Institutional
Shares sold	82,062	$ 948,965	17,424	$ 181,690
Shares issued in reinvestment of distributions	15,104	169,164	11,731	120,708
Shares redeemed	(65,277)	(762,250)	(128,106)	(1,299,483)
	31,889	$ 355,879	(98,951)	$ (997,085)
Investor A
Shares sold	39,881	$ 466,327	46,131	$ 480,989
Shares issued in reinvestment of distributions	9,987	109,565	8,314	83,881
Shares redeemed	(68,862)	(760,056)	(154,389)	(1,556,148)
	(18,994)	$ (184,164)	(99,944)	$ (991,278)
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 10/31/25		Year Ended 04/30/25
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
Advantage Emerging Markets (continued)
Investor C
Shares sold	1,930	$ 20,400	7,575	$ 72,889
Shares issued in reinvestment of distributions	1,676	17,362	882	8,427
Shares redeemed and automatic conversion of shares	(4,308)	(44,933)	(10,421)	(100,275)
	(702)	$ (7,171)	(1,964)	$ (18,959)
Class K
Shares sold	971,180	$ 10,357,925	9,512,774	$ 98,615,757
Shares issued in reinvestment of distributions	104,169	1,166,691	189,284	1,947,828
Shares redeemed	(1,067,172)	(11,776,126)	(14,235,861)	(145,142,112)
	8,177	$ (251,510)	(4,533,803)	$ (44,578,527)
	20,370	$ (86,966)	(4,734,662)	$ (46,585,849)

	Six Months Ended 10/31/25		Year Ended 04/30/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Global Equity Market Neutral
Institutional
Shares sold	181,788,540	$ 2,626,473,842	199,022,323	$ 2,779,255,266
Shares issued in reinvestment of distributions	14,925,091	205,070,751	15,230,424	207,511,498
Shares redeemed	(59,257,175)	(846,667,039)	(61,818,882)	(861,867,245)
	137,456,456	$ 1,984,877,554	152,433,865	$ 2,124,899,519
Investor A
Shares sold	16,272,903	$ 228,239,935	15,346,476	$ 208,878,186
Shares issued in reinvestment of distributions	1,427,450	19,170,653	1,794,809	23,968,007
Shares redeemed	(3,543,339)	(50,310,182)	(1,743,007)	(23,787,568)
	14,157,014	$ 197,100,406	15,398,278	$ 209,058,625
Investor C
Shares sold	549,553	$ 7,103,891	450,866	$ 5,664,178
Shares issued in reinvestment of distributions	71,199	874,318	110,469	1,361,145
Shares redeemed and automatic conversion of shares	(86,347)	(1,110,082)	(228,207)	(2,867,206)
	534,405	$ 6,868,127	333,128	$ 4,158,117
Class K
Shares sold	29,953,978	$ 433,282,097	36,592,409	$ 505,709,433
Shares issued in reinvestment of distributions	2,384,937	32,888,278	525,446	7,185,430
Shares redeemed	(15,124,204)	(218,581,739)	(5,771,944)	(79,949,092)
	17,214,711	$ 247,588,636	31,345,911	$ 432,945,771
	169,362,586	$ 2,436,434,723	199,511,182	$ 2,771,062,032
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited(a)
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
(a) For Global Equity Market Neutral.
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board”, the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 22, 2025 (the “April Meeting”) and May 20-21, 2025 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Advantage Emerging Markets Fund (the “Advantage Emerging Markets Fund”) and BlackRock Global Equity Market Neutral Fund (the “Global Equity Market Neutral Fund”) (each a “Fund” and collectively, the “Funds”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”) with respect to the Global Equity Market Neutral Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock”. The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered for each Fund were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock for each Fund: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisor with respect to Global Equity Market Neutral Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.
B. The Investment Performance of the Funds
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, Global Equity Market Neutral Fund ranked in the first, first and second quartiles, respectively, against its Performance Peers.
The Board noted that for the one-, three- and five-year periods reported, Advantage Emerging Markets Fund ranked in the second, third and third quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that Advantage Emerging Markets Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers. In addition, the Board noted that, the Fund is party to an expense limitation agreement pursuant to which BlackRock has contractually agreed to waive and/or reimburse certain operating and other expenses to a specified amount of the Fund’s average daily net assets on a class-by-class basis.
The Board noted that Global Equity Market Neutral Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the third and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. In addition, the Board noted that BlackRock and the Board previously agreed to a lower contractual expense cap on a class-by-class basis. After discussions between the Board, including Independent Board Members, and BlackRock, the Board and BlackRock agreed to a continuation of the contractual cap.
The Board further noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the pertinent Fund decreases below certain contractually specified levels.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Funds in a variety of ways as the assets of the Funds increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2026, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to with respect to the Global Equity Market Neutral Fund, for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
1D AONIA	AUD - 1D Overnight Reserve Bank of Australia Rate
1D CORRA	CAD - 1D Overnight Bank of Canada Repo Rate
1D ESTR	EUR - 1D Euro Short Term Rate
1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate
1D HIBOR	HKD - 1D Overnight Hong Kong Interbank Offer rate
1D NZOCO	NZD - 1D New Zealand Official Overnight Deposit Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
1D P TONA	JPY - Provisional 1D Overnight Tokyo Average Rate
1D SONIA	GBP - 1D Sterling Overnight Index Average
1D STIBOR	SEK - 1D Overnight Stockholm Interbank Offer Rate
1D TONA	JPY - 1D Overnight Tokyo Average Rate
1M BBR	NZD - 1M New Zealand Bank Bill Rate
1W CIBOR	DKK - 1W Copenhagen Interbank Swap Rate
ADR	American Depositary Receipt
AMBAC	AMBAC Assurance Corp.
BAM	Build America Mutual Assurance Co.
BBR	Bank Bill Rate
CABROVER	Bank of Canada Overnight Rate Target
CDI	CREST Depository Interest
CIBOR	Copenhagen Interbank Offered Rate
CME	Chicago Mercantile Exchange
CORRA	Overnight Bank of Canada Repo Rate
DESTR	DKK - Denmark Short-Term Rate
DETNT/N	DKK - Danish Tom/Next Reference Rate
DIP	Debtor-In-Possession
ESTR	Euro Short Term Rate
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
HIBOR	Hong Kong Interbank Offered Rate
HONIA	HKD - Overnight Index Average
MSCI	Morgan Stanley Capital International
NOWA	NOK - Norwegian Overnight Weighted Average
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
RB	Revenue Bonds
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SAB	Special Assessment Bonds
SAP	Subject to Appropriations
SCA	Societe en Commandite par Actions
SG	Syncora Guarantee
SHIR	ILS - Shekel Overnight Interest Rate
SOFR	Secured Overnight Financing Rate
Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements (continued)

Portfolio Abbreviation (continued)
SONIA	Sterling Overnight Interbank Average Rate
SORA	Singapore Overnight Rate Average
SSARON	Swiss Average Overnight Rate
ST	Special Tax
STIBOR	Stockholm Interbank Offered Rate
TN STIBOR	SEK - TN Stockholm Interbank Offer Rate
UT	Unlimited Tax

2025 BlackRock Semi-Annual Financial Statements and Additional Information

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: December 22, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: December 22, 2025